Statement of Investments

March 31, 2020 (Unaudited)

American Funds NVIT Asset Allocation Fund

Investment Company 100.1%
	Shares	Value

Balanced Fund 100.1%

American Funds Asset Allocation Fund, Class 1 (a)	281,036,336	$5,848,366,144

Total Investment Company (cost $5,305,286,959)		5,848,366,144

Total Investments (cost $5,305,286,959) — 100.1%		5,848,366,144

Liabilities in excess of other assets — (0.1)%		(3,341,426)

NET ASSETS — 100.0%		$5,845,024,718

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

American Funds NVIT Asset Allocation Fund (Continued)

American Funds NVIT Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

American Funds NVIT Bond Fund

Investment Company 100.1%
	Shares	Value

Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1 (a)	314,356,516	$3,580,520,716

Total Investment Company (cost $3,436,832,165)		3,580,520,716

Total Investments (cost $3,436,832,165) — 100.1%		3,580,520,716

Liabilities in excess of other assets — (0.1)%		(1,936,468)

NET ASSETS — 100.0%		$3,578,584,248

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

American Funds NVIT Bond Fund (Continued)

American Funds NVIT Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

American Funds NVIT Global Growth Fund

Investment Company 100.1%
	Shares	Value

Equity Fund 100.1%

American Funds Global Growth Fund, Class 1 (a)	13,156,269	$359,034,574

Total Investment Company (cost $348,319,133)		359,034,574

Total Investments (cost $348,319,133) — 100.1%		359,034,574

Liabilities in excess of other assets — (0.1)%		(276,211)

NET ASSETS — 100.0%		$358,758,363

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

American Funds NVIT Global Growth Fund (Continued)

American Funds NVIT Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

American Funds NVIT Growth Fund

Investment Company 100.1%
	Shares	Value

Equity Fund 100.1%

American Funds Growth Fund, Class 1 (a)	9,059,897	$640,806,504

Total Investment Company (cost $635,188,213)		640,806,504

Total Investments (cost $635,188,213) — 100.1%		640,806,504

Liabilities in excess of other assets — (0.1)%		(421,641)

NET ASSETS — 100.0%		$640,384,863

(a)	Investments in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

American Funds NVIT Growth Fund (Continued)

American Funds NVIT Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

American Funds NVIT Growth-Income Fund

Investment Company 100.1%
	Shares	Value

Equity Fund 100.1%
American Funds Growth-Income Fund, Class 1 (a)	70,362,866	$2,864,472,283

Total Investment Company (cost $3,140,201,898)		2,864,472,283

Total Investments (cost $3,140,201,898) — 100.1%		2,864,472,283

Liabilities in excess of other assets — (0.1)%		(1,645,099)

NET ASSETS — 100.0%		$2,862,827,184

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

American Funds NVIT Growth-Income Fund (Continued)

American Funds NVIT Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund

Asset-Backed Securities 7.5%
	Principal Amount	Value

Automobiles 1.5%
CIG Auto Receivables Trust, Series 2019-1A, Class D, 4.85%, 5/15/2026(a)	$1,150,000	$817,879
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024(a)	1,450,000	1,089,448
Westlake Automobile Receivables Trust, Series 2019-1A, Class E, 4.49%, 7/15/2024(a)	2,000,000	1,664,236

		3,571,563

Credit Card 0.8%
Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/2026(a)	2,000,000	1,996,874

Other 5.2%
Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/2024(a)	800,000	802,947
Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/2023(a)	300,000	303,608
Ascentium Equipment Receivables, Series 2019-1A, Class E, 4.31%, 4/12/2027(a)	2,500,000	2,494,132
Invitation Homes Trust, Series 2018-SFR3, Class F, 3.05%, 7/17/2037(a)(b)	142,998	109,356
Kabbage Funding LLC
Series 2019-1, Class C, 4.61%, 3/15/2024(a)	750,000	725,711
Series 2019-1, Class D, 5.69%, 3/15/2024(a)	1,000,000	968,334
Progress Residential Trust, Series 2019-SFR1, Class E, 4.47%, 8/17/2035(a)	5,000,000	4,420,091
Race Point VIII CLO Ltd., Series 2013-8A, Class CR2, 3.74%, 2/20/2030(a)(b)	650,000	574,772
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/2036(a)	574,765	563,982
Symphony CLO XXII Ltd., Series 2020-22A, Class C, 3.46%, 4/18/2033(a)(b)	400,000	355,069
York CLO-4 Ltd., Series 2016-2A, Class CR, 3.15%, 4/20/2032(a)(b)	1,000,000	896,107

		12,214,109

Total Asset-Backed Securities (cost $19,750,831)		17,782,546

Collateralized Mortgage Obligations 10.9%
	Principal Amount	Value

Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B2, 6.29%, 3/25/2049(a)(b)	2,250,000	2,133,300
Bellemeade Re Ltd., Series 2019-1A, Class B1, 4.95%, 3/25/2029(a)(b)	880,000	592,921
Connecticut Avenue Securities Trust
Series 2019-HRP1, Class B1, 10.20%, 11/25/2039(a)(b)	4,100,000	2,648,153
Series 2020-SBT1, Class 2M2, 4.51%, 2/25/2040(a)(b)	1,010,000	674,331

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
Connecticut Avenue Securities Trust (continued)
Connecticut Avenue Securities Trust (continued)
Series 2020-SBT1, Class 1M2, 4.51%, 2/25/2040(a)(b)	$960,000	$640,949
Eagle RE Ltd., Series 2019-1, Class B1, 5.45%, 4/25/2029^¥(a)(b)	2,850,000	2,875,434
FHLMC STACR REMIC Trust
Series 2020-HQA2, Class M2, 3.91%, 3/25/2050(a)(b)	1,160,000	746,441
Series 2020-HQA2, Class B1, 4.91%, 3/25/2050(a)(b)	1,380,000	577,387
FHLMC STACR Trust
Series 2018-HQA2, Class B2, 11.95%, 10/25/2048(a)(b)	2,800,000	1,677,406
Series 2019-HQA1, Class B2, 13.20%, 2/25/2049(a)(b)	2,550,000	1,457,336
Series 2019-DNA2, Class B2, 11.45%, 3/25/2049(a)(b)	2,110,000	1,206,806
Series 2019-HQA2, Class B2, 12.20%, 4/25/2049(a)(b)	1,130,000	672,164
Series 2019-DNA3, Class B2, 9.10%, 7/25/2049(a)(b)	3,050,000	1,438,055
GNMA REMICS
Series 2019-159, Class HI, IO, 3.50%, 12/20/2049	4,775,406	516,308
Series 2019-159, Class CI, IO, 3.50%, 12/20/2049	2,976,206	260,969
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class B1, 5.21%, 4/25/2049(a)(b)	3,000,000	2,733,208
Oaktown Re III Ltd., Series 2019-1A, Class B1B, 5.30%, 7/25/2029(a)(b)	3,270,000	2,299,235
STACR Trust, Series 2018-HRP2, Class B2, 11.45%, 2/25/2047(a)(b)	2,000,000	1,087,254
Verus Securitization Trust
Series 2019-2, Class B1, 4.44%, 5/25/2059(a)(b)	850,000	772,666
Series 2019-INV2, Class B1, 4.45%, 7/25/2059(a)(b)	850,000	729,952

Total Collateralized Mortgage Obligations (cost $37,589,468)		25,740,275

Commercial Mortgage-Backed Securities 4.8%
	Principal Amount	Value

COMM Mortgage Trust
Series 2015-CR26, Class D, 3.48%, 10/10/2048(b)	3,000,000	2,255,101
Series 2019-GC44, Class D, 2.50%, 8/15/2057(a)	2,120,000	1,228,437
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class D, 3.40%, 6/15/2049(a)(b)	2,500,000	1,804,782
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 4.95%, 2/15/2047(b)	230,000	208,842
Series 2015-C22, Class D, 4.24%, 4/15/2048(a)(b)	2,000,000	1,588,557
Series 2017-C33, Class D, 3.36%, 5/15/2050(a)	3,250,000	2,223,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class CE, 9.70%, 10/15/2049(a)(b)	$2,136,000	$1,953,053

Total Commercial Mortgage-Backed Securities (cost $13,561,007)		11,262,637

Common Stocks 0.0%†
	Shares	Value

Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC *^¥	6,672	0

Paper & Forest Products 0.0%†
Catalyst Paper Corp. *^¥	344,368	0

Total Common Stocks (cost $53,656)		0

Corporate Bonds 55.9%
	Principal Amount	Value
Air Freight & Logistics 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/2028(a)	$200,000	185,500
United Parcel Service, Inc., 5.30%, 4/1/2050	560,000	733,631

		919,131

Airlines 0.5%
Latam Finance Ltd., 7.00%, 3/1/2026(a)	2,500,000	1,138,800

Auto Components 0.4%
Dealer Tire LLC, 8.00%, 2/1/2028(a)	1,162,000	929,600

Banks 6.1%
AIB Group plc,
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)	1,475,000	1,499,631
Barclays plc,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024(c)(d)	1,750,000	1,622,950
BNP Paribas SA,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.50%, 2/25/2030(a)(c)(d)	1,160,000	893,200
Citigroup, Inc.,
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(c)(d)	1,505,000	1,289,183
Danske Bank A/S, 5.38%, 1/12/2024(a)	990,000	1,020,741
HSBC Holdings plc, 4.95%, 3/31/2030	715,000	780,779
Intesa Sanpaolo SpA,
Series XR, 4.70%, 9/23/2049(a)	1,695,000	1,455,728

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
JPMorgan Chase & Co.,
Series FF, (SOFR + 3.38%), 5.00%, 8/01/2024(c)(d)	$923,000	$ 866,918
Series HH, (SOFR + 3.13%), 4.60%, 2/01/2025(c)(d)(e)	2,100,000	1,837,920
Standard Chartered plc,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 4.64%, 4/1/2031(a)(c)	440,000	451,194
UniCredit SpA,
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(c)(e)	3,000,000	2,713,754

		14,431,998

Beverages 1.5%
Bacardi Ltd., 5.30%, 5/15/2048(a)	2,240,000	2,430,237
Coca-Cola Co. (The), 4.20%, 3/25/2050	795,000	1,038,243

		3,468,480

Biotechnology 0.5%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/2027(a)	1,175,000	1,179,582

Building Products 0.5%
Summit Materials LLC, 6.50%, 3/15/2027(a)(e)	1,122,000	1,060,290

Capital Markets 1.2%
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(c)	560,000	595,975
VistaJet Malta Finance plc, 10.50%, 6/1/2024(a)	2,688,000	2,173,920

		2,769,895

Chemicals 1.6%
INEOS Finance plc, 2.88%, 5/1/2026(a)	EUR 1,685,000	1,672,288
NOVA Chemicals Corp., 5.25%, 6/1/2027(a)(e)	$ 1,355,000	1,141,587
OCI NV, 3.13%, 11/1/2024(a)	EUR 1,000,000	970,552

		3,784,427

Commercial Services & Supplies 1.0%
Allied Universal Holdco LLC, 6.63%, 7/15/2026(a)	$ 430,000	422,475
APX Group, Inc., 6.75%, 2/15/2027(a)	660,000	547,800
GFL Environmental, Inc., 7.00%, 6/1/2026(a)(e)	282,000	272,952
Q-Park Holding I BV, 2.00%, 3/1/2027(a)	EUR 1,270,000	1,192,588

		2,435,815

Consumer Finance 2.9%
ASG Finance Designated Activity Co., 7.88%, 12/3/2024(a)(e)	$ 1,995,000	1,147,125
Avation Capital SA, 6.50%, 5/15/2021(a)	2,000,000	1,820,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Finance (continued)
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022(a)	$ 1,780,000	$ 1,577,902
Ford Motor Credit Co. LLC, 2.33%, 11/25/2025	EUR 1,890,000	1,582,121
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024(a)(f)	$ 1,195,000	769,580

		6,896,728

Containers & Packaging 0.5%
Ball Corp., 1.50%, 3/15/2027	EUR 1,290,000	1,269,512

Distributors 0.6%
Wolverine Escrow LLC, 8.50%, 11/15/2024(a)	$ 1,795,000	1,431,495

Diversified Consumer Services 0.4%
Sotheby’s , 7.38%, 10/15/2027(a)(e)	1,320,000	1,051,050

Diversified Financial Services 0.6%
Everglades Re II Ltd.,
(3 Month Treasury Bill Rate + 5.23%), 6.38%, 5/8/2020(a)(c)	250,000	248,875
Fixed Income Trust,
Series 2013-A, 7.70%, 10/15/2097(a)(g)	730,000	957,417
Pelican IV Re Ltd.,
(ICE LIBOR USD 6 Month + 2.04%, 2.04% Floor), 2.90%, 5/5/2020(a)(c)	250,000	248,275

		1,454,567

Diversified Telecommunication Services 2.0%
Frontier Communications Corp., 11.00%, 9/15/2025	240,000	63,000
Level 3 Financing, Inc., 4.63%, 9/15/2027(a)	2,405,000	2,390,329
Verizon Communications, Inc., 1.50%, 9/19/2039	EUR 2,500,000	2,184,321

		4,637,650

Electric Utilities 2.4%
Adani Electricity Mumbai Ltd., 3.95%, 2/12/2030(a)	$500,000	409,933
AEP Transmission Co. LLC,
Series M, 3.65%, 4/1/2050	290,000	298,690
Duke Energy Corp.,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024(c)(d)(e)	1,330,000	1,117,200
Stoneway Capital Corp. , 10.00%, 3/1/2027(a)	3,542,332	495,962
Vistra Operations Co. LLC, 5.00%, 7/31/2027(a)	2,500,000	2,537,500
Xcel Energy, Inc., 3.40%, 6/1/2030	840,000	850,750

		5,710,035

Electronic Equipment, Instruments & Components 1.2%
Flex Ltd., 4.88%, 6/15/2029	2,902,000	2,721,197

Corporate Bonds (continued)
	Principal Amount	Value

Energy Equipment & Services 1.0%
Archrock Partners LP, 6.25%, 4/1/2028(a)(e)	$ 575,000	$ 396,750
FTS International, Inc., 6.25%, 5/1/2022	1,242,000	431,595
Transocean Sentry Ltd., 5.38%, 5/15/2023(a)	1,732,000	1,454,880
Transocean, Inc., 8.00%, 2/1/2027(a)(e)	297,000	141,075

		2,424,300

Entertainment 1.8%
Netflix, Inc., 3.63%, 6/15/2030(a)	EUR 1,470,000	1,580,731
Walt Disney Co. (The), 4.70%, 3/23/2050	$ 1,955,000	2,554,711

		4,135,442

Equity Real Estate Investment Trusts (REITs) 1.6%
Crown Castle International Corp., 4.15%, 7/1/2050	380,000	375,820
iStar, Inc., 4.75%, 10/1/2024	840,000	705,600
4.25%, 8/1/2025	1,955,000	1,607,792
MPT Operating Partnership LP, 4.63%, 8/1/2029	1,070,000	995,100

		3,684,312

Food Products 0.8%
General Mills, Inc., 2.88%, 4/15/2030	730,000	728,540
Simmons Foods, Inc., 5.75%, 11/1/2024(a)	1,201,000	1,090,268

		1,818,808

Health Care Providers & Services 0.4%
Centene Corp., 3.38%, 2/15/2030(a)	995,000	925,350

Hotels, Restaurants & Leisure 2.1%
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)	1,950,000	1,696,500
Grupo Posadas SAB de CV, 7.88%, 6/30/2022(a)(e)	1,484,000	626,990
McDonald’s Corp., 4.20%, 4/1/2050	460,000	514,530
Scientific Games International, Inc., 7.00%, 5/15/2028(a)(e)	965,000	593,475
Station Casinos LLC, 4.50%, 2/15/2028(a)(e)	1,415,000	1,146,150
Viking Cruises Ltd., 5.88%, 9/15/2027(a)	788,000	461,067

		5,038,712

Household Durables 0.1%
Mattamy Group Corp., 4.63%, 3/1/2030(a)(e)	275,000	236,500

Household Products 0.4%
Procter & Gamble Co. (The), 3.60%, 3/25/2050	685,000	841,734

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Industrial Conglomerates 0.3%
3M Co., 3.70%, 4/15/2050	$705,000	$ 796,816

Insurance 3.1%
Chubb INA Holdings, Inc., 0.88%, 12/15/2029	EUR 2,490,000	2,408,156
Farmers Exchange Capital III,
(ICE LIBOR USD 3 Month + 3.45%), 5.45%, 10/15/2054(a)(c)	$ 2,510,000	3,126,833
Galaxy Bidco Ltd., 6.50%, 7/31/2026(a)	GBP 535,000	599,400
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5 Year + 3.70%), 3.63%, 5/23/2059(a)(c)	EUR 450,000	437,898
Mutual of Omaha Insurance Co.,
(ICE LIBOR USD 3 Month + 2.64%), 4.30%, 7/15/2054(a)(c)	$ 170,000	177,652
Progressive Corp. (The), 3.95%, 3/26/2050	440,000	513,827

		7,263,766

IT Services 0.8%
Mastercard, Inc., 3.85%, 3/26/2050	405,000	496,306
Visa, Inc., 2.05%, 4/15/2030	1,055,000	1,053,470
2.70%, 4/15/2040	380,000	377,203

		1,926,979

Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc., 2.38%, 4/15/2032	EUR 325,000	358,937

Machinery 0.2%
Deere & Co., 3.75%, 4/15/2050	$ 495,000	565,059

Media 3.2%
Charter Communications Operating LLC, 4.80%, 3/1/2050	1,540,000	1,602,483
Comcast Corp., 3.75%, 4/1/2040	415,000	468,492
Diamond Sports Group LLC, 6.63%, 8/15/2027(a)(e)	958,000	640,663
Interpublic Group of Cos., Inc. (The), 4.75%, 3/30/2030	2,485,000	2,462,252
MDC Partners, Inc., 6.50%, 5/1/2024(a)	3,343,000	2,507,250

		7,681,140

Metals & Mining 1.2%
Freeport-McMoRan, Inc., 4.25%, 3/1/2030	1,355,000	1,178,850
Metinvest BV, 7.75%, 10/17/2029(a)(e)	1,000,000	665,200
Novelis Corp., 4.75%, 1/30/2030(a)(e)	1,225,000	1,090,250

		2,934,300

Multi-Utilities 0.9%
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050(a)	1,035,000	1,172,073

Corporate Bonds (continued)
	Principal Amount	Value

Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc.,
Series 20B, 3.95%, 4/1/2050	$ 945,000	$ 993,315

		2,165,388

Oil, Gas & Consumable Fuels 5.3%
Cameron LNG LLC, 3.30%, 1/15/2035(a)	393,000	340,122
3.40%, 1/15/2038(a)	888,000	694,172
Cheniere Energy Partners LP, 4.50%, 10/1/2029(a)(e)	1,115,000	970,050
Energy Transfer Operating LP,
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(c)(d)	2,200,000	1,324,026
EnLink Midstream Partners LP, 5.60%, 4/1/2044	540,000	182,250
5.05%, 4/1/2045(e)	420,000	153,174
5.45%, 6/1/2047	1,620,000	534,276
Hess Midstream Operations LP, 5.13%, 6/15/2028(a)	865,000	607,922
MEG Energy Corp., 7.13%, 2/1/2027(a)	1,755,000	867,181
Midwest Connector Capital Co. LLC, 4.63%, 4/1/2029(a)	1,467,000	1,412,599
MPLX LP, 4.50%, 4/15/2038(e)	410,000	320,146
5.50%, 2/15/2049	345,000	290,953
Neptune Energy Bondco plc, 6.63%, 5/15/2025(a)	1,450,000	812,000
PBF Holding Co. LLC, 6.00%, 2/15/2028(a)(e)	1,795,000	1,184,700
Petroleos Mexicanos, 6.84%, 1/23/2030(a)	1,940,000	1,403,629
5.95%, 1/28/2031(a)	328,000	227,474
6.75%, 9/21/2047	640,000	416,896
Tallgrass Energy Partners LP, 6.00%, 3/1/2027(a)	1,650,000	874,500

		12,616,070

Pharmaceuticals 1.7%
Bausch Health Americas, Inc., 8.50%, 1/31/2027(a)	940,000	982,300
Bausch Health Cos., Inc., 7.00%, 1/15/2028(a)(e)	553,000	567,599
7.25%, 5/30/2029(a)	804,000	834,391
5.25%, 1/30/2030(a)	210,000	198,568
Pfizer, Inc., 2.63%, 4/1/2030	920,000	967,347
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 1/31/2025(a)	EUR 515,000	552,217

		4,102,422

Road & Rail 0.4%
Kapla Holding SAS, 3.38%, 12/15/2026(a)	455,000	326,183
Union Pacific Corp., 3.75%, 2/5/2070	$ 670,000	690,986

		1,017,169

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Semiconductors & Semiconductor Equipment 1.5%
Broadcom, Inc., 4.25%, 4/15/2026(a)	$908,000	$892,661
Intel Corp., 4.95%, 3/25/2060	920,000	1,270,008
NVIDIA Corp., 3.50%, 4/1/2040	465,000	493,346
3.50%, 4/1/2050	400,000	434,933
3.70%, 4/1/2060	400,000	447,112

		3,538,060

Software 1.4%
Citrix Systems, Inc., 3.30%, 3/1/2030	2,170,000	2,016,351
Oracle Corp., 3.85%, 4/1/2060	1,175,000	1,182,603

		3,198,954

Specialty Retail 1.3%
Lowe’s Cos., Inc., 5.13%, 4/15/2050	920,000	1,110,760
Michaels Stores, Inc., 8.00%, 7/15/2027(a)(e)	2,003,000	1,482,220
TJX Cos., Inc. (The), 4.50%, 4/15/2050	550,000	587,543

		3,180,523

Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC, 4.90%, 10/1/2026(a)	1,398,000	1,375,900

Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., 3.25%, 3/27/2040	610,000	639,306
3.38%, 3/27/2050	355,000	387,270

		1,026,576

Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/2027(a)	660,000	561,000

Wireless Telecommunication Services 0.7%
Ypso Finance Bis SA, 6.00%, 2/15/2028(a)(e)	1,760,000	1,548,237

Total Corporate Bonds (cost $153,321,701)		132,252,706

Foreign Government Securities 2.5%
	Principal Amount	Value

QATAR 1.5%
State of Qatar, 5.10%, 4/23/2048 (a)	240,000	291,010
4.82%, 3/14/2049 (a)	2,755,000	3,244,883

		3,535,893

Foreign Government Securities (continued)
	Principal Amount	Value

UNITED ARAB EMIRATES 1.0%
United Arab Emirates Government Bond, 3.13%, 9/30/2049 (a)(e)	$2,640,000	$2,455,200

Total Foreign Government Securities (cost $5,578,911)		5,991,093

Loan Participations 9.3%
	Principal Amount	Value

Auto Components 0.8%
Trico Group LLC, Term Loan, (ICE LIBOR USD 3 Month + 7.00%), 8.45%, 2/2/2024 (c)	2,299,000	1,954,150

Communications Equipment 0.4%
CommScope, Inc., Term Loan B2, (ICE LIBOR USD 1 Month + 3.25%), 4.24%, 4/6/2026 (c)	907,725	853,261

Diversified Telecommunication Services 2.5%
CenturyLink, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.24%, 3/15/2027 (c)	2,423,925	2,249,717
Windstream Corp., DIP Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.49%, 2/26/2021 (c)	2,000,000	1,940,000
Windstream Refinance, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 7.50%, 2/17/2024 (c)	3,085,000	1,835,575

		6,025,292

Food Products 1.4%
Froneri International Ltd., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.24%, 1/29/2027 (c)	500,000	473,750
JBS USA LLC, Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.07%, 5/1/2026 (c)	3,004,650	2,796,458

		3,270,208

Hotels, Restaurants & Leisure 0.9%
Spectacle Gary, Term Loan, (ICE LIBOR USD 6 Month + 9.00%), 11.00%, 11/8/2025 (c)	2,725,200	2,261,916

IT Services 0.9%
Dyncorp International, Inc., Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 7.00%, 8/18/2025 (c)	2,544,750	2,099,419

Machinery 0.4%
Shape Technologies Group, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.81%, 4/19/2025 (c)	1,492,405	1,044,684

Media 0.3%
Diamond Sports Group LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.18%, 8/24/2026 (c)	810,925	624,412

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

Loan Participations (continued)
	Principal Amount	Value

Wireless Telecommunication Services 1.7%
Sprint Communications, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 2/2/2024 (c)	$3,950,000	$3,920,375

Total Loan Participations (cost $25,297,579)		22,053,717

Supranational 0.6%
	Principal Amount	Value

Banque Ouest Africaine de Developpement, 4.70%, 10/22/2031(a)	1,700,000	1,544,892

Total Supranational (cost $1,700,000)		1,544,892

Preferred Stock 0.0%†
	Shares	Value

Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00% *^¥(h)	5,423	0

Total Preferred Stock (cost $41,720)		0

Repurchase Agreements 3.4%
	Principal Amount	Value

Bank of America NA 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $954,851, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $973,947. (i)	$954,850	954,850
Nomura Securities International, Inc. 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $3,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $3,060,000. (i)	3,000,000	3,000,000

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,008, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $2,040,000. (i)	$2,000,000	$2,000,000
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,008, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $2,040,000. (i)	2,000,000	2,000,000

Total Repurchase Agreements (cost $7,954,850)		7,954,850

Total Investments (cost $264,849,723) — 94.9%		224,582,716

Other assets in excess of liabilities — 5.1%		12,011,744

NET ASSETS — 100.0%		$236,594,460

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $137,000,665 which represents 57.91% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2020. The maturity date reflects the next call date.
(e)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $12,312,589, which was collateralized by cash used to purchase repurchase agreements with a total value of $7,954,850 and by $5,020,269 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from 4/9/2020 – 2/15/2049, a total value of $12,975,119.

(f)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2020.
(h)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2020.

(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $7,954,850.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

Currency:
EUR	Euro
GBP	British Pound
USD	United States dollar

Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 20201:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]	Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North American High Yield Index Series 33-V3	5.00	Quarterly	12/20/2024	6.60	USD 99,000,000	(5,726,651)	11,480,122	5,753,471
Markit CDX North American Investment Grade Index Series 33-V1	1.00	Quarterly	12/20/2024	1.08	USD 62,000,000	(1,068,540)	1,270,495	201,955

						(6,795,191)	12,750,617	5,955,426

Centrally Cleared Credit default swap contracts outstanding - sell protection as of March 31, 20205:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]	Upfront Payments (Receipts) ($)[4]	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North American High Yield Index Series 33-V3	5.00	Quarterly	12/20/2024	6.60	USD 29,000,000	1,411,640	(3,097,000)	(1,685,360)

						1,411,640	(3,097,000)	(1,685,360)

At March 31, 2020, the Fund had $5,409,289 segregated as collateral for credit default swap contracts.

1

The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

5

The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

Forward foreign currency contracts outstanding as of March 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,180,797	USD	1,289,480	Bank of America NA	4/20/2020	13,725
EUR	3,523,663	USD	3,825,282	JPMorgan Chase Bank	4/20/2020	63,662
USD	19,783,782	EUR	17,714,874	JPMorgan Chase Bank	4/20/2020	232,491

Total unrealized appreciation						309,878

USD	479,620	GBP	389,908	JPMorgan Chase Bank	4/20/2020	(4,869)

Total unrealized depreciation						(4,869)

Net unrealized appreciation						305,009

Currency:

EUR	Euro
GBP	British Pound
USD	United States Dollar

Futures contracts outstanding as of March 31, 2020 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Bobl	(16)	6/2020	EUR	(2,385,970)	17,045
Euro-Bund	(72)	6/2020	EUR	(13,698,812)	199,512
U.S. Treasury 2 Year Note	(115)	6/2020	USD	(25,344,023)	(367,545)
U.S. Treasury 5 Year Note	(412)	6/2020	USD	(51,648,063)	(1,623,737)
U.S. Treasury 10 Year Note	(27)	6/2020	USD	(3,744,563)	(154,047)
U.S. Treasury 10 Year Ultra Bond	(77)	6/2020	USD	(12,014,406)	(179,057)
U.S. Treasury Long Bond	(164)	6/2020	USD	(29,366,250)	(2,040,004)
U.S. Treasury Ultra Bond	(64)	6/2020	USD	(14,200,000)	(414,917)

					(4,562,750)

At March 31, 2020, the Fund had $3,102,040 segregated as collateral with the broker for open futures contracts.

Currency:

EUR	Euro
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$17,782,546	$–	$17,782,546
Collateralized Mortgage Obligations	–	22,864,841	2,875,434	25,740,275
Commercial Mortgage-Backed Securities	–	11,262,637	–	11,262,637
Common Stocks	–	–	–	–
Corporate Bonds	–	132,252,706	–	132,252,706
Swap Contracts*	–	12,750,617	–	12,750,617
Foreign Government Securities	–	5,991,093	–	5,991,093
Forward Foreign Currency Contracts	–	309,878	–	309,878
Futures Contracts	216,557	–	–	216,557
Loan Participations	–	22,053,717	–	22,053,717
Preferred Stock	–	–	–	–
Repurchase Agreements	–	7,954,850	–	7,954,850
Supranational	–	1,544,892	–	1,544,892
Total Assets	$216,557	$234,767,777	$2,875,434	$237,859,768
Liabilities:
Swap Contracts*	–	(3,097,000)	–	(3,097,000)
Forward Foreign Currency Contracts	–	(4,869)	–	(4,869)
Futures Contracts	(4,779,307)	–	–	(4,779,307)
Total Liabilities	$(4,779,307)	$(3,101,869)	$–	$(7,881,176)
Total	$(4,562,750)	$231,665,908	$2,875,434	$229,978,592

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

* Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

During the period ended March 31, 2020, the Fund held one preferred stock and two common stock investments that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Collateralized Mortgage Obligations	Total
Balance as of 12/31/2019	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Purchases	—	—
Sales	—	—
Change in Unrealized Appreciation/Depreciation	36,382	36,382
Transfers Into Level 3	2,839,052	2,839,052
Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$2,875,434	$2,875,434
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2020	$36,382	$36,382

Amounts designated as “—” are zero or have been rounded to zero.

Transfers into or out of Level 3 are generally due to a change in market value methodology.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Eagle RE Ltd., Series 2019-1, Class B1, 5.45%, 4/25/2029	Pricing Service	Offered Quotes	$100.89 ($100.89)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the period ended March 31, 2020. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received at the beginning of the initiation period are included under “Receivable for variation margin on centrally cleared credit default swap contracts”. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2020 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Unrealized appreciation on centrally cleared credit default swap contracts	$ 12,750,617
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$ 309,878
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$ 216,557
Total		$ 13,277,052

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Amundi NVIT Multi Sector Bond Fund (Continued)

Liabilities:
Swap Contracts(a)
Credit risk	Unrealized depreciation on centrally cleared credit default swap contracts	$ (3,097,000)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$ (4,869)
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$ (4,779,307)
Total		$ (7,881,176)

(a) Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks 90.3%
	Shares	Value

Aerospace & Defense 2.4%
BAE Systems plc	737,304	$4,757,565
Lockheed Martin Corp. (a)	6,495	2,201,480
Northrop Grumman Corp. (a)	299	90,462
Raytheon Co.	1,260	165,249

		7,214,756

Air Freight & Logistics 0.9%
FedEx Corp. (a)	23,300	2,825,358

Automobiles 1.1%
General Motors Co.	158,130	3,285,941

Banks 10.7%
Bank of America Corp.	412,422	8,755,719
Citigroup, Inc.	195,823	8,248,065
JPMorgan Chase & Co.	80,174	7,218,065
Wells Fargo & Co.	280,424	8,048,169

		32,270,018

Beverages 2.1%
Constellation Brands, Inc., Class A	36,470	5,228,339
PepsiCo, Inc.	9,528	1,144,313

		6,372,652

Capital Markets 3.9%
Charles Schwab Corp. (The)	110,500	3,715,010
CME Group, Inc.	4,660	805,761
Morgan Stanley (a)	131,252	4,462,568
Raymond James Financial, Inc. (a)	43,950	2,777,640

		11,760,979

Chemicals 1.3%
Corteva, Inc.	70,577	1,658,559
DuPont de Nemours, Inc.	61,796	2,107,244

		3,765,803

Communications Equipment 2.6%
Cisco Systems, Inc.	132,110	5,193,244
Motorola Solutions, Inc.	19,819	2,634,342

		7,827,586

Construction Materials 0.3%
CRH plc	31,771	862,689

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B *	20,100	3,674,883
Equitable Holdings, Inc.	138,698	2,004,186

		5,679,069

Diversified Telecommunication Services 4.5%
BCE, Inc.	8,334	340,527
Verizon Communications, Inc.	245,367	13,183,569

		13,524,096

Electric Utilities 2.7%
Edison International (a)	17,290	947,319
FirstEnergy Corp.	156,315	6,263,542
NextEra Energy, Inc. (a)	3,266	785,865

		7,996,726

Food Products 1.9%
Conagra Brands, Inc.	48,251	1,415,684
Kellogg Co.	14,430	865,656
Nestle SA (Registered)	34,549	3,560,904

		5,842,244

Health Care Equipment & Supplies 6.0%
Alcon, Inc. *	62,036	3,165,823
Koninklijke Philips NV	180,793	7,317,548
Medtronic plc	86,030	7,758,185

		18,241,556

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services 5.7%
Anthem, Inc.	27,910	$6,336,686
CVS Health Corp.	82,967	4,922,432
McKesson Corp.	12,638	1,709,416
Quest Diagnostics, Inc.	6,003	482,041
UnitedHealth Group, Inc.	14,470	3,608,529

		17,059,104

Household Durables 1.7%
Newell Brands, Inc.	185,739	2,466,614
Sony Corp.	44,700	2,657,111

		5,123,725

Household Products 0.7%
Henkel AG & Co. KGaA (Preference)	26,360	2,149,637

Industrial Conglomerates 2.3%
General Electric Co.	378,397	3,004,472
Siemens AG (Registered)	46,510	4,003,040

		7,007,512

Insurance 6.2%
Allstate Corp. (The)	7,530	690,727
American International Group, Inc.	196,829	4,773,103
Arthur J Gallagher & Co.	40,180	3,275,072
MetLife, Inc.	133,563	4,083,021
Travelers Cos., Inc. (The)	15,783	1,568,041
Willis Towers Watson plc	25,740	4,371,939

		18,761,903

IT Services 2.2%
Cognizant Technology Solutions Corp., Class A	116,230	5,401,208
Visa, Inc., Class A (a)	8,451	1,361,625

		6,762,833

Machinery 0.4%
Pentair plc	41,966	1,248,908

Media 2.9%
Comcast Corp., Class A	169,681	5,833,633
Fox Corp., Class A	111,830	2,642,543
Fox Corp., Class B	6,940	158,787

		8,634,963

Multiline Retail 1.1%
Dollar General Corp.	22,199	3,352,271

Multi-Utilities 1.0%
NiSource, Inc.	25,700	641,729

Public Service Enterprise Group, Inc.	52,101	2,339,856

		2,981,585

Oil, Gas & Consumable Fuels 6.4%
BP plc	1,179,760	5,018,901
ConocoPhillips	63,340	1,950,872
Equinor ASA	131,940	1,662,009
Marathon Oil Corp.	260,450	856,880
Marathon Petroleum Corp.	102,640	2,424,357
Pioneer Natural Resources Co.	26,190	1,837,229
TOTAL SA, ADR-FR	40,816	1,519,988
Williams Cos., Inc. (The)	277,846	3,931,521

		19,201,757

Personal Products 1.9%
Unilever NV, NYRS-UK	120,213	5,865,192

Pharmaceuticals 6.5%
AstraZeneca plc	53,093	4,742,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
Bayer AG (Registered)	81,311	$4,772,976
Johnson & Johnson	3,883	509,178
Pfizer, Inc.	70,291	2,294,298
Sanofi	82,140	7,231,672

		19,550,819

Road & Rail 0.7%
Union Pacific Corp.	15,480	2,183,299

Semiconductors & Semiconductor Equipment 0.5%
NXP Semiconductors NV	16,220	1,345,125

Software 2.4%
Constellation Software, Inc.	1,043	947,927
Microsoft Corp.	40,267	6,350,509

		7,298,436

Specialty Retail 1.2%
Lowe’s Cos., Inc.	40,380	3,474,699

Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd., GDR-KR Reg. S	4,090	4,038,886

Tobacco 2.2%
Altria Group, Inc.	162,244	6,273,976
British American Tobacco plc	12,490	426,513

		6,700,489

Trading Companies & Distributors 0.7%
Ferguson plc	34,700	2,169,818

Total Common Stocks (cost $302,076,546)		272,380,434

Master Limited Partnership 0.9%
	Shares	Value

Oil, Gas & Consumable Fuels 0.9%
Enterprise Products Partners LP	188,550	2,696,265

Total Master Limited Partnership (cost $5,265,602)		2,696,265

Repurchase Agreements 0.2%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $734,681, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $749,374. (b)	$734,680	734,680

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,001, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020. (b)	$1,000	$1,000

Total Repurchase Agreements (cost $735,680)		735,680

Total Investments (cost $308,077,828) — 91.4%		275,812,379

Other assets in excess of liabilities — 8.6%		26,108,502

NET ASSETS — 100.0%		$301,920,881

*    Denotes a non-income producing security.

(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $12,757,445, which was collateralized by cash used to purchase repurchase agreements with a total value of $735,680 and by $12,829,347 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/16/2020 – 11/15/2049, a total value of $13,565,027.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $735,680.

ADR	American Depositary Receipt
FR	France
GDR	Global Depositary Receipt
KR	South Korea
NYRS	New York Registry Shares
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,457,191	$4,757,565	$–	$7,214,756
Air Freight & Logistics	2,825,358	–	–	2,825,358
Automobiles	3,285,941	–	–	3,285,941
Banks	32,270,018	–	–	32,270,018
Beverages	6,372,652	–	–	6,372,652
Capital Markets	11,760,979	–	–	11,760,979
Chemicals	3,765,803	–	–	3,765,803
Communications Equipment	7,827,586	–	–	7,827,586
Construction Materials	–	862,689	–	862,689
Diversified Financial Services	5,679,069	–	–	5,679,069
Diversified Telecommunication Services	13,524,096	–	–	13,524,096
Electric Utilities	7,996,726	–	–	7,996,726
Food Products	2,281,340	3,560,904	–	5,842,244
Health Care Equipment & Supplies	7,758,185	10,483,371	–	18,241,556
Health Care Providers & Services	17,059,104	–	–	17,059,104
Household Durables	2,466,614	2,657,111	–	5,123,725
Household Products	–	2,149,637	–	2,149,637
Industrial Conglomerates	3,004,472	4,003,040	–	7,007,512
Insurance	18,761,903	–	–	18,761,903
IT Services	6,762,833	–	–	6,762,833
Machinery	1,248,908	–	–	1,248,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

BlackRock NVIT Equity Dividend Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Media	$8,634,963	$–	$–	$8,634,963
Multiline Retail	3,352,271	–	–	3,352,271
Multi-Utilities	2,981,585	–	–	2,981,585
Oil, Gas & Consumable Fuels	12,520,847	6,680,910	–	19,201,757
Personal Products	5,865,192	–	–	5,865,192
Pharmaceuticals	2,803,476	16,747,343	–	19,550,819
Road & Rail	2,183,299	–	–	2,183,299
Semiconductors & Semiconductor Equipment	1,345,125	–	–	1,345,125
Software	7,298,436	–	–	7,298,436
Specialty Retail	3,474,699	–	–	3,474,699
Technology Hardware, Storage & Peripherals	–	4,038,886	–	4,038,886
Tobacco	6,273,976	426,513	–	6,700,489
Trading Companies & Distributors	–	2,169,818	–	2,169,818
Total Common Stocks	$213,842,647	$58,537,787	$–	$272,380,434
Master Limited Partnership	2,696,265	–	–	2,696,265
Repurchase Agreements	–	735,680	–	735,680
Total	$216,538,912	$59,273,467	$–	$275,812,379

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 89.9%
	Shares	Value

Alternative Assets 89.9%
BlackRock Global Allocation VI Fund, Class I *	17,257,573	$258,691,016

Total Investment Company (cost $277,055,417)		258,691,016

Total Investments
(cost $277,055,417) — 89.9%		258,691,016

Other assets in excess of liabilities — 10.1%		29,178,655

NET ASSETS — 100.0%		$287,869,671

*	Denotes a non-income producing security.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(530)	6/2020	USD	(41,321,450)	(3,280,336)
Russell 2000 E-Mini Index	(8)	6/2020	USD	(459,040)	(32,575)
S&P 500 E-Mini Index	(517)	6/2020	USD	(66,426,745)	(3,564,811)
S&P Midcap 400 E-Mini Index	(9)	6/2020	USD	(1,294,020)	(116,366)

					(6,994,088)

At March 31, 2020, the Fund has $12,535,380 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(6,994,088)
Total		$(6,994,088)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Asset-Backed Securities 11.0%
	Principal Amount	Value

Automobiles 0.3%
Flagship Credit Auto Trust, Series 2017-4, Class C, 2.92%, 11/15/2023(a)	$500,000	$480,733

Home Equity 5.4%
Countrywide Asset-Backed Certificates, Series 2007-BC3, Class 2A3, 1.13%, 11/25/2047(b)	732,522	643,661
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV3, 1.10%, 5/25/2036(b)	3,146,461	2,385,727
JP Morgan Mortgage Acquisition Trust
Series 2006-RM1, Class A5, 1.19%, 8/25/2036(b)	2,006,531	963,352
Series 2007-CH3, Class M2, 1.27%, 3/25/2037(b)	1,500,000	989,551
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3, 1.16%, 5/25/2037(b)	2,485,040	2,212,224
New Century Home Equity Loan Trust, Series 2006-1, Class A2C, 1.23%, 5/25/2036(b)	1,500,000	923,957
Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR4, Class A2B, 1.12%, 8/25/2036(b)	4,561,993	1,704,942

		9,823,414

Other 5.1%
AGL CLO 3 Ltd., Series 2020-3A, Class A, 2.19%, 1/15/2033(a)(b)	1,000,000	927,519
AIMCO CLO, Series 2015-AA, Class AR, 2.68%, 1/15/2028(a)(b)	500,000	482,496
Birch Grove CLO Ltd., Series 19A, Class A, 2.23%, 6/15/2031(a)(b)	500,000	466,016
CFIP CLO Ltd., Series 2017-1A, Class B, 3.47%, 1/18/2030(a)(b)	500,000	454,658
CLNC Ltd., Series 2019-FL1, Class A, 2.00%, 8/20/2035(a)(b)	196,000	177,188
ENA Norte Trust, Reg. S, 4.95%, 4/25/2023	114,061	112,921
FREED ABS Trust, Series 2019-1, Class A, 3.42%, 6/18/2026(a)	84,517	82,951
LCM XV LP, Series 15A, Class DR, 5.52%, 7/20/2030(a)(b)	250,000	196,721
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.00%, 4/25/2058(a)(c)	788,925	719,194
LoanCore Issuer Ltd., Series 2019-CRE2, Class AS, 2.20%, 5/15/2036(a)(b)	188,000	160,619
MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.07%, 7/25/2029(a)(b)	500,000	478,546
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.01%, 10/20/2030(a)(b)	500,000	468,770
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/2023(a)	194,780	193,374
Sprite Ltd., Series 2017-1, Class A, 4.25%, 12/15/2037(a)	334,089	251,135
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/2055(a)	496,891	436,202
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/2048(a)	493,750	481,411
TRTX Issuer Ltd., Series 2019-FL3, Class AS, 2.25%, 9/15/2034(a)(b)	196,000	159,821
Venture XV CLO Ltd., Series 2013-15A, Class A1R2, 3.20%, 7/15/2032(a)(b)	500,000	467,411
Venture XX CLO Ltd., Series 2015-20A, Class AR, 2.65%, 4/15/2027(a)(b)	389,541	379,918
VOLT LXXXV LLC, Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050(a)(c)	1,976,481	1,825,445

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.36%, 10/15/2028(a)(b)	$500,000	$483,976

		9,406,292

Student Loan 0.2%
Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.83%, 8/25/2047(a)	500,000	464,621

Total Asset-Backed Securities (cost $22,700,204)		20,175,060

Collateralized Mortgage Obligations 27.6%
	Principal Amount	Value

Alternative Loan Trust
Series 2005-64CB, Class 1A12, 1.75%, 12/25/2035(b)	1,801,560	1,462,128
Series 2006-13T1, Class A1, 6.00%, 5/25/2036	2,372,635	1,612,509
Series 2006-OA7, Class 1A2, 2.91%, 6/25/2046(b)	2,474,342	2,024,715
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 1.43%, 2/25/2036(b)	2,153,928	1,939,278
Chase Mortgage Finance Trust, Series 2007-S5, Class 1A10, 6.00%, 7/25/2037	2,159,416	1,509,864
CHL Mortgage Pass-Through Trust, Series 2006-20, Class 1A36, 5.75%, 2/25/2037	1,668,478	1,194,811
CMO, 2.44%, 1/28/2032^¥	2,100,000	2,110,500
FHLMC REMICS
Series 4749, Class LV, 3.50%, 4/15/2038	4,000,000	4,348,901
Series 4729, Class AG, 3.00%, 1/15/2044	5,000,000	5,350,757
Series 4748, Class KW, 3.50%, 9/15/2044	3,000,000	3,262,962
Series 4750, Class PA, 3.00%, 7/15/2046	2,869,125	3,062,584
Series 4752, Class PL, 3.00%, 9/15/2046	2,881,098	3,036,880
FNMA REMICS
Series 2013-20, Class MA, 2.50%, 3/25/2033	3,213,970	3,370,134
Series 2014-11, Class KZ, 2.50%, 10/25/2041	2,211,739	2,344,458
Series 2018-33, Class A, 3.00%, 5/25/2048	2,771,186	2,933,009
Series 2019-64, Class D, 2.50%, 11/25/2049	1,952,201	2,037,287
GCAT Trust, Series 2019-NQM3, Class M1, 3.45%, 11/25/2059(a)(b)	700,000	593,464
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class A11, 1.13%, 7/25/2047(b)	1,106,052	798,624
JP Morgan Mortgage Trust, Series 2006-S1, Class 2A9, 6.50%, 4/25/2036	656,746	669,579
NRPL Trust, Series 2018-2A, Class A1, 4.25%, 7/25/2067(a)(c)	1,619,694	1,658,964
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MV, 3.00%, 2/25/2059	2,073,618	2,162,650
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(c)	2,000,000	1,994,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

Toorak Mortgage Corp. Ltd. (continued)
Series 2020-1, Class A2, 3.23%, 3/25/2023(a)(c)	$1,100,000	$1,081,022

Total Collateralized Mortgage Obligations (cost $50,395,427)		50,559,860

Commercial Mortgage-Backed Securities 5.0%
	Principal Amount	Value

BANK
Series 2017-BNK6, Class XA, IO, 0.84%, 7/15/2060(b)	4,557,561	198,055
Series 2018-BN10, Class XA, IO, 0.74%, 2/15/2061(b)	2,875,917	136,162
Series 2019-BN19, Class AS, 3.45%, 8/15/2061	191,000	188,754
Series 2020-BN26, Class ASB, 2.31%, 3/15/2063	255,000	252,942
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	255,000	237,489
BBCMS Mortgage Trust, Series 2020-C6, Class XA, IO, 1.06%, 2/15/2053(b)	1,997,607	151,579
BBCMS Trust, Series 2018-BXH, Class A, 1.70%, 10/15/2037(a)(b)	51,744	40,001
BB-UBS Trust
Series 2012-SHOW, Class XB, IO, 0.14%, 11/5/2036(a)(b)	4,823,000	39,476
Series 2012-SHOW, Class XA, IO, 0.60%, 11/5/2036(a)(b)	8,760,000	227,025
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.95%, 8/15/2057	171,000	177,352
BX Trust
Series 2018-EXCL, Class A, 1.79%, 9/15/2037(a)(b)	56,258	49,125
Series 2019-OC11, Class E, 4.08%, 12/9/2041(a)(b)	221,000	164,565
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.96%, 11/13/2050(b)	5,868,959	279,325
CHT Mortgage Trust, Series 2017-CSMO, Class F, 4.45%, 11/15/2036(a)(b)	143,000	106,813
Citigroup Commercial Mortgage Trust
Series 2020-555, Class E, 3.62%, 12/10/2041(a)	115,000	77,702
Series 2014-GC19, Class XA, IO, 1.15%, 3/10/2047(b)	3,722,121	137,150
Series 2014-GC21, Class XA, IO, 1.18%, 5/10/2047(b)	3,305,716	131,333
Series 2016-GC36, Class D, 2.85%, 2/10/2049(a)	194,000	137,562
COMM Mortgage Trust
Series 2017-PANW, Class E, 3.81%, 10/10/2029(a)(b)	254,000	194,170
Series 2017-PANW, Class D, 3.93%, 10/10/2029(a)(b)	152,000	132,982
Series 2014-CR20, Class XA, IO, 1.03%, 11/10/2047(b)	6,192,057	235,157
Series 2015-CR23, Class C, 4.30%, 5/10/2048(b)	407,000	346,345
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, IO, 1.90%, 1/15/2049(b)	754,672	58,887
Series 2017-CX10, Class XA, IO, 0.72%, 11/15/2050(b)	7,073,919	287,102
Series 2017-CX10, Class C, 4.11%, 11/15/2050(b)	405,000	317,814
Series 2019-C18, Class B, 3.59%, 12/15/2052	255,000	227,592

Series 2020-C19, Class A3, 2.56%, 3/15/2053	191,000	188,409
Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

CSMC Trust
Series 2017-CALI, Class E, 3.78%, 11/10/2032(a)(b)	$250,000	$216,373
Series 2017-CALI, Class F, 3.78%, 11/10/2032(a)(b)	250,000	194,925
CSWF, Series 2018-TOP, Class A, 1.70%, 8/15/2035(a)(b)	157,765	138,654
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 1.51%, 5/15/2035(a)(b)	165,209	149,103
Great Wolf Trust
Series 2019-WOLF, Class E, 3.44%, 12/15/2036(a)(b)	100,000	79,978
Series 2019-WOLF, Class F, 3.84%, 12/15/2036(a)(b)	100,000	65,393
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 1.60%, 7/15/2031(a)(b)	100,000	84,728
Series 2018-TWR, Class D, 2.30%, 7/15/2031(a)(b)	100,000	75,520
Series 2018-LUAU, Class A, 1.70%, 11/15/2032(a)(b)	184,000	143,510
Series 2019-SOHO, Class E, 2.58%, 6/15/2036(a)(b)	125,000	117,744
GS Mortgage Securities Trust
Series 2016-GS4, Class XA, IO, 0.57%, 11/10/2049(b)	7,731,095	189,008
Series 2017-GS8, Class XA, IO, 0.98%, 11/10/2050(b)	5,312,878	288,406
HPLY Trust, Series 2019-HIT, Class F, 3.85%, 11/15/2036(a)(b)	99,508	73,570
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFX, 5.54%, 7/5/2033(a)	113,000	84,251
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class A, 1.70%, 6/15/2032(a)(b)	152,319	142,821
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class XA, IO, 1.42%, 5/15/2050(b)	3,115,554	191,099
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D, 2.90%, 11/15/2034(a)(b)	111,000	86,835
Series 2017-ASHF, Class E, 3.85%, 11/15/2034(a)(b)	167,000	91,537
Series 2017-ASHF, Class F, 5.05%, 11/15/2034(a)(b)	127,000	67,632
Series 2019-L3, Class XA, IO, 0.65%, 11/15/2052(b)	3,044,422	148,546
Series 2020-L4, Class ASB, 2.62%, 2/15/2053	114,000	115,465
Series 2020-L4, Class B, 3.08%, 2/15/2053	114,000	98,119
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, IO, 1.98%, 10/10/2048(b)	3,281,548	260,379
UBS Commercial Mortgage Trust, Series 2017-C5, Class C, 4.32%, 11/15/2050(b)	349,000	277,194
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class C, 4.69%, 10/15/2045(b)	405,000	375,798
Series 2015-C28, Class XA, IO, 0.63%, 5/15/2048(b)	9,160,847	234,355
Series 2017-C41, Class B, 4.19%, 11/15/2050(b)	251,000	236,343
Series 2020-C55, Class ASB, 2.65%, 2/15/2053	114,000	115,682

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Series 2020-C55, Class AS, 2.94%, 2/15/2053	$114,000	$109,513

Total Commercial Mortgage-Backed Securities (cost $10,477,210)		9,173,349

Corporate Bonds 14.2%
	Principal Amount	Value

Aerospace & Defense 0.1%
Bombardier, Inc.,
6.00%, 10/15/2022(a)	45,000	33,750
TransDigm, Inc.,
6.25%, 3/15/2026(a)	70,000	69,737
6.38%, 6/15/2026	30,000	28,725
5.50%, 11/15/2027(a)	45,000	40,388
Triumph Group, Inc.,
7.75%, 8/15/2025	30,000	21,750

		194,350

Air Freight & Logistics 0.0%†
FedEx Corp.,
4.75%, 11/15/2045	45,000	43,122

Airlines 0.1%
Delta Air Lines, Inc.,
3.63%, 3/15/2022	115,000	106,211
Latam Finance Ltd.,
7.00%, 3/1/2026(a)	200,000	91,104

		197,315

Auto Components 0.1%
Icahn Enterprises LP,
5.25%, 5/15/2027	40,000	36,950
Panther BF Aggregator 2 LP,
6.25%, 5/15/2026(a)	55,000	51,975

		88,925

Automobiles 0.1%
Hyundai Capital America,
3.00%, 2/10/2027(a)	115,000	106,596

Banks 2.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, Reg. S, 4.88%, 4/21/2025	150,000	141,489
Banco Bradesco SA, Reg. S, 5.75%, 3/1/2022	200,000	201,250
Banco BTG Pactual SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.26%), 7.75%, 2/15/2029(a)(d)	200,000	170,000
Banco de Bogota SA,
Reg. S, 5.38%, 2/19/2023	200,000	194,500
Banco de Reservas de la Republica Dominicana,
Reg. S, 7.00%, 2/1/2023	150,000	141,375
Banco do Brasil SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(d)(e)	200,000	156,700
Banco Internacional del Peru SAA Interbank, Reg. S, (ICE LIBOR USD 3 Month + 6.74%), 8.50%, 4/23/2070(d)	100,000	97,500
Banco Macro SA, Reg. S, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026(d)	300,000	181,503

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Banco Mercantil del Norte SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/10/2028(d)(e)	$200,000	$152,500
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(a)(d)(e)	200,000	152,002
Bancolombia SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(d)	200,000	181,002
Banistmo SA,
3.65%, 9/19/2022(a)	300,000	275,438
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(d)	175,000	174,882
BBVA Bancomer SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(d)	200,000	165,600
CIMB Bank Bhd., Reg. S, (ICE LIBOR USD 3 Month + 0.78%), 2.66%, 10/9/2024(d)	200,000	191,388
Citigroup, Inc., (ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(d)	215,000	222,587
Commonwealth Bank of Australia,
3.90%, 7/12/2047(a)	125,000	110,622
DBS Group Holdings Ltd., Reg. S, (USD Swap Semi 5 Year + 2.39%), 3.60%, 9/07/2021(d)(e)	300,000	275,250
Gilex Holding Sarl,
Reg. S, 8.50%, 5/2/2023	150,000	127,575
Grupo Aval Ltd.,
Reg. S, 4.38%, 2/4/2030	200,000	160,500
JPMorgan Chase & Co., (ICE LIBOR USD 3 Month + 1.10%), 2.10%, 6/7/2021(d)	90,000	89,652
Mitsubishi UFJ Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 2.32%, 3/2/2023(d)	105,000	99,817
Oversea-Chinese Banking Corp. Ltd.,
Reg. S, 4.25%, 6/19/2024	200,000	205,473
Royal Bank of Canada,
2.55%, 7/16/2024	265,000	269,469
Santander Holdings USA, Inc.,
3.40%, 1/18/2023	100,000	98,792
Scotiabank Peru SAA, Reg. S, (ICE LIBOR USD 3 Month + 3.86%), 4.50%, 12/13/2027(d)	50,000	47,000
Sumitomo Mitsui Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 2.58%, 1/17/2023(d)	140,000	125,629
United Overseas Bank Ltd., Reg. S, (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/2023(d)(e)	200,000	189,490
Wells Fargo & Co.,
3.07%, 1/24/2023	115,000	116,216
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(d)	110,000	111,863

		4,827,064

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
5.55%, 1/23/2049	70,000	82,278
Cott Holdings, Inc.,
5.50%, 4/1/2025(a)	80,000	77,600

		159,878

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Biotechnology 0.1%
AbbVie, Inc.,
3.20%, 11/6/2022	$90,000	$91,823
Amgen, Inc.,
2.45%, 2/21/2030	100,000	98,354

		190,177

Building Products 0.1%
Builders FirstSource, Inc.,
5.00%, 3/1/2030(a)	40,000	36,000
Carrier Global Corp.,
3.58%, 4/5/2050(a)	50,000	42,828
Griffon Corp.,
5.75%, 3/1/2028(a)	40,000	37,600

		116,428

Capital Markets 0.5%
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.17%), 2.86%, 5/15/2026(d)	234,000	215,106
Macquarie Group Ltd., (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(d)	85,000	87,098
(ICE LIBOR USD 3 Month + 1.33%), 4.15%, 3/27/2024(a)(d)	130,000	135,992
Morgan Stanley, (ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(d)	190,000	194,584
Nuveen Finance LLC,
4.13%, 11/1/2024(a)	210,000	200,532

		833,312

Chemicals 0.3%
DuPont de Nemours, Inc.,
5.42%, 11/15/2048	40,000	44,011
Gates Global LLC,
6.25%, 1/15/2026(a)	35,000	30,975
Sociedad Quimica y Minera de Chile SA,
Reg. S, 4.38%, 1/28/2025	200,000	193,000
Syngenta Finance NV,
Reg. S, 5.68%, 4/24/2048	200,000	160,593
UPL Corp. Ltd.,
Reg. S, 3.25%, 10/13/2021	200,000	184,026

		612,605

Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC,
6.63%, 7/15/2026(a)	40,000	39,300
9.75%, 7/15/2027(a)	50,000	47,120
Clean Harbors, Inc.,
4.88%, 7/15/2027(a)	70,000	68,523
Garda World Security Corp.,
8.75%, 5/15/2025(a)	55,000	50,600
GFL Environmental, Inc.,
5.13%, 12/15/2026(a)	60,000	58,500
8.50%, 5/1/2027(a)	21,000	21,099
Waste Management, Inc.,
3.45%, 6/15/2029	85,000	87,151

		372,293

Communications Equipment 0.0%†
CommScope, Inc.,
5.50%, 3/1/2024(a)	50,000	50,600

Construction & Engineering 0.0%†
AECOM,
5.13%, 3/15/2027	75,000	67,500

Construction Materials 0.1%
Inversiones CMPC SA,
Reg. S, 4.75%, 9/15/2024	200,000	192,154

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Finance 0.5%
American Express Co.,
2.50%, 8/1/2022	$105,000	$105,681
Avolon Holdings Funding Ltd.,
3.25%, 2/15/2027(a)	70,000	54,896
Credito Real SAB de CV SOFOM ER, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.03%), 9.12%, 11/29/2022(d)(e)	200,000	152,002
Discover Financial Services,
4.10%, 2/9/2027	85,000	83,296
General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 0.99%), 2.89%, 1/5/2023(d)	180,000	145,715
3.95%, 4/13/2024	15,000	13,593
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/2024(a)(f)	65,000	41,860
Mexarrend SAPI de CV,
10.25%, 7/24/2024(a)	200,000	136,002
Navient Corp.,
5.00%, 3/15/2027	30,000	25,791
Springleaf Finance Corp.,
6.63%, 1/15/2028	50,000	47,250
5.38%, 11/15/2029	25,000	22,875
Unifin Financiera SAB de CV, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025(d)(e)	200,000	120,002

		948,963

Containers & Packaging 0.1%
Berry Global, Inc.,
5.63%, 7/15/2027(a)	70,000	72,318
Flex Acquisition Co., Inc.,
6.88%, 1/15/2025(a)	60,000	56,100
Silgan Holdings, Inc.,
4.13%, 2/1/2028(a)	25,000	23,062
WRKCo, Inc.,
3.75%, 3/15/2025	90,000	90,475

		241,955

Distributors 0.0%†
Performance Food Group, Inc.,
5.50%, 10/15/2027(a)	55,000	51,012

Diversified Financial Services 0.3%
Banco Nacional de Desenvolvimento Economico e Social,
Reg. S, 4.75%, 5/9/2024	200,000	190,802
MPH Acquisition Holdings LLC,
7.13%, 6/1/2024(a)	70,000	60,904
Operadora de Servicios Mega SA de CV Sofom ER,
8.25%, 2/11/2025(a)	200,000	136,250
Refinitiv US Holdings, Inc.,
6.25%, 5/15/2026(a)	70,000	72,275
Verscend Escrow Corp.,
9.75%, 8/15/2026(a)	100,000	99,812

		560,043

Diversified Telecommunication Services 0.4%
AT&T, Inc.,
3.40%, 5/15/2025	145,000	150,829
CCO Holdings LLC,
5.75%, 2/15/2026(a)	100,000	101,265
4.75%, 3/1/2030(a)	50,000	49,750
CenturyLink, Inc.,
5.13%, 12/15/2026(a)	45,000	45,000
4.00%, 2/15/2027(a)	40,000	38,800
Cincinnati Bell, Inc.,
7.00%, 7/15/2024(a)	40,000	40,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Telecommunication Services (continued)
Front Range BidCo, Inc.,
4.00%, 3/1/2027(a)	$45,000	$43,031
6.13%, 3/1/2028(a)	15,000	14,250
Frontier Communications Corp.,
8.00%, 4/1/2027(a)	70,000	69,040
Intelsat Jackson Holdings SA,
8.50%, 10/15/2024(a)	40,000	25,188
Level 3 Financing, Inc.,
4.63%, 9/15/2027(a)	60,000	59,634
Sprint Capital Corp.,
6.88%, 11/15/2028	70,000	79,954
Telesat Canada,
6.50%, 10/15/2027(a)	15,000	14,400

		731,391

Electric Utilities 0.9%
AEP Texas, Inc.,
Series H, 3.45%, 1/15/2050	70,000	60,929
AES Andres BV,
Reg. S, 7.95%, 5/11/2026	200,000	185,300
Duke Energy Corp.,
2.65%, 9/1/2026	225,000	223,238
Empresa Electrica Guacolda SA,
Reg. S, 4.56%, 4/30/2025	200,000	140,843
Energuate Trust,
Reg. S, 5.88%, 5/3/2027	200,000	198,002
FirstEnergy Corp.,
Series C, 4.85%, 7/15/2047	105,000	114,775
Minejesa Capital BV,
Reg. S, 4.63%, 8/10/2030	200,000	178,583
Monongahela Power Co.,
5.40%, 12/15/2043(a)	35,000	39,042
Star Energy Geothermal Wayang Windu Ltd.,
Reg. S, 6.75%, 4/24/2033	184,000	165,681
TNB Global Ventures Capital Bhd.,
Reg. S, 3.24%, 10/19/2026	200,000	204,566
Transelec SA,
Reg. S, 4.63%, 7/26/2023	200,000	202,052

		1,713,011

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc.,
3.88%, 1/12/2028	85,000	79,382

Energy Equipment & Services 0.2%
Delek & Avner Tamar Bond Ltd.,
5.41%, 12/30/2025(a)	100,000	95,541
Halliburton Co.,
2.92%, 3/1/2030	100,000	77,267
Tervita Corp.,
7.63%, 12/1/2021(a)	110,000	77,000
Transocean Guardian Ltd.,
5.88%, 1/15/2024(a)	16,700	13,360
Transocean Poseidon Ltd.,
6.88%, 2/1/2027(a)	85,000	68,850
Transocean, Inc.,
8.00%, 2/1/2027(a)	40,000	19,000
USA Compression Partners LP,
6.88%, 9/1/2027	105,000	65,100

		416,118

Entertainment 0.1%
Lions Gate Capital Holdings LLC,
6.38%, 2/1/2024(a)	70,000	61,600
Live Nation Entertainment, Inc.,
4.75%, 10/15/2027(a)	75,000	66,750

		128,350

Corporate Bonds (continued)
	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP,
3.65%, 2/1/2026	$215,000	$218,041
Crown Castle International Corp.,
4.30%, 2/15/2029	100,000	103,592
ESH Hospitality, Inc.,
5.25%, 5/1/2025(a)	65,000	54,600
MPT Operating Partnership LP,
5.25%, 8/1/2026	75,000	73,580
VICI Properties LP,
3.75%, 2/15/2027(a)	5,000	4,712
4.13%, 8/15/2030(a)	10,000	9,363
Welltower, Inc.,
4.13%, 3/15/2029	185,000	188,834

		652,722

Food & Staples Retailing 0.1%
Albertsons Cos., Inc.,
4.63%, 1/15/2027(a)	45,000	44,775
Sysco Corp.,
3.25%, 7/15/2027	50,000	45,695
3.30%, 2/15/2050	55,000	39,830

		130,300

Food Products 0.5%
B&G Foods, Inc.,
5.25%, 4/1/2025	30,000	29,270
5.25%, 9/15/2027	25,000	24,375
JBS USA LUX SA,
5.88%, 7/15/2024(a)	10,000	10,125
5.75%, 6/15/2025(a)	10,000	10,100
6.75%, 2/15/2028(a)	57,000	60,848
Kraft Heinz Foods Co.,
3.95%, 7/15/2025	30,000	29,856
5.00%, 7/15/2035	30,000	29,826
5.20%, 7/15/2045	70,000	67,297
MARB BondCo plc,
Reg. S, 6.88%, 1/19/2025	200,000	180,250
Minerva Luxembourg SA,
Reg. S, 5.88%, 1/19/2028	400,000	353,004
Pilgrim’s Pride Corp.,
5.88%, 9/30/2027(a)	65,000	64,766
Post Holdings, Inc.,
4.63%, 4/15/2030(a)	50,000	47,875
Smithfield Foods, Inc.,
4.25%, 2/1/2027(a)	90,000	83,480

		991,072

Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.,
2.89%, 6/6/2022	165,000	164,692
Ortho-Clinical Diagnostics, Inc.,
7.25%, 2/1/2028(a)	40,000	34,396

		199,088

Health Care Providers & Services 0.6%
Anthem, Inc.,
3.30%, 1/15/2023	215,000	218,235
Centene Corp.,
5.38%, 8/15/2026(a)	55,000	56,100
4.25%, 12/15/2027(a)	20,000	19,600
4.63%, 12/15/2029(a)	20,000	20,100
3.38%, 2/15/2030(a)	35,000	32,550
Cigna Corp.,
(ICE LIBOR USD 3 Month + 0.89%), 2.72%, 7/15/2023(d)	90,000	83,682
4.90%, 12/15/2048	85,000	101,982
CVS Health Corp.,
3.70%, 3/9/2023	30,000	31,160
HCA, Inc.,
5.38%, 9/1/2026	105,000	108,150
4.13%, 6/15/2029	15,000	15,026

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings,
3.60%, 2/1/2025	$175,000	$181,211
LifePoint Health, Inc.,
4.38%, 2/15/2027(a)	40,000	37,680
Radiology Partners, Inc.,
9.25%, 2/1/2028(a)	45,000	38,959
Select Medical Corp.,
6.25%, 8/15/2026(a)	125,000	125,000
Tenet Healthcare Corp.,
5.13%, 11/1/2027(a)	65,000	61,912
West Street Merger Sub, Inc.,
6.38%, 9/1/2025(a)	45,000	39,226

		1,170,573

Hotels, Restaurants & Leisure 0.2%
Boyd Gaming Corp.,
4.75%, 12/1/2027(a)	70,000	57,750
Caesars Resort Collection LLC,
5.25%, 10/15/2025(a)	55,000	39,721
Eldorado Resorts, Inc.,
6.00%, 4/1/2025	50,000	45,000
Golden Nugget, Inc.,
6.75%, 10/15/2024(a)	80,000	50,391
IRB Holding Corp.,
6.75%, 2/15/2026(a)	55,000	43,336
Scientific Games International, Inc.,
7.25%, 11/15/2029(a)	45,000	28,125
Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/2027(a)	50,000	37,500
Viking Cruises Ltd.,
5.88%, 9/15/2027(a)	120,000	70,213
Yum! Brands, Inc.,
7.75%, 4/1/2025(a)	20,000	21,000

		393,036

Household Durables 0.1%
Mattamy Group Corp.,
4.63%, 3/1/2030(a)	60,000	51,600
Tempur Sealy International, Inc.,
5.50%, 6/15/2026	93,000	81,389

		132,989

Household Products 0.0%†
Kronos Acquisition Holdings, Inc.,
9.00%, 8/15/2023(a)	50,000	41,000

Independent Power and Renewable Electricity Producers 0.3%
AES Gener SA,
(USD Swap Semi 5 Year + 4.64%), 7.13%, 3/26/2079(a)(d)	200,000	156,420
Calpine Corp.,
5.13%, 3/15/2028(a)	45,000	41,400
Cometa Energia SA de CV,
Reg. S, 6.38%, 4/24/2035	193,800	175,389
Empresa Electrica Angamos SA,
Reg. S, 4.88%, 5/25/2029	165,200	157,766

		530,975

Industrial Conglomerates 0.1%
General Electric Co.,
5.88%, 1/14/2038	40,000	46,087
Roper Technologies, Inc.,
4.20%, 9/15/2028	85,000	91,429

		137,516

Insurance 0.2%
Alliant Holdings Intermediate LLC,
6.75%, 10/15/2027(a)	35,000	32,774
GTCR AP Finance, Inc.,
8.00%, 5/15/2027(a)	45,000	41,400

Corporate Bonds (continued)
	Principal Amount	Value

Insurance (continued)
New York Life Global Funding,
2.30%, 6/10/2022(a)	$105,000	$105,709
NFP Corp.,
6.88%, 7/15/2025(a)	75,000	73,875
Willis North America, Inc.,
3.88%, 9/15/2049	105,000	108,159

		361,917

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.,
2.80%, 8/22/2024	125,000	132,796
Expedia Group, Inc.,
3.80%, 2/15/2028	135,000	116,693

		249,489

IT Services 0.1%
GTT Communications, Inc.,
7.88%, 12/31/2024(a)	35,000	22,575
Tempo Acquisition LLC,
6.75%, 6/1/2025(a)	90,000	82,355

		104,930

Leisure Products 0.1%
Hasbro, Inc.,
3.50%, 9/15/2027	90,000	82,872

Life Sciences Tools & Services 0.0%†
Avantor, Inc.,
9.00%, 10/1/2025(a)	65,000	68,425

Machinery 0.2%
Caterpillar, Inc.,
3.40%, 5/15/2024	180,000	188,919
Colfax Corp.,
6.00%, 2/15/2024(a)	35,000	33,775
6.38%, 2/15/2026(a)	65,000	64,025

		286,719

Media 0.4%
Cengage Learning, Inc.,
9.50%, 6/15/2024(a)	35,000	25,900
Charter Communications Operating LLC,
4.46%, 7/23/2022	100,000	103,725
CSC Holdings LLC,
5.25%, 6/1/2024	45,000	45,112
Diamond Sports Group LLC,
5.38%, 8/15/2026(a)	40,000	32,501
DISH DBS Corp.,
5.88%, 11/15/2024	45,000	43,762
Gray Television, Inc.,
7.00%, 5/15/2027(a)	70,000	69,650
iHeartCommunications, Inc.,
8.38%, 5/1/2027	10,000	8,706
Nexstar Broadcasting, Inc.,
5.63%, 7/15/2027(a)	25,000	24,437
Omnicom Group, Inc.,
2.45%, 4/30/2030	100,000	90,796
Scripps Escrow, Inc.,
5.88%, 7/15/2027(a)	35,000	30,800
Sirius XM Radio, Inc.,
5.38%, 7/15/2026(a)	45,000	45,896
5.50%, 7/1/2029(a)	35,000	35,700
VTR Finance BV,
Reg. S, 6.88%, 1/15/2024	250,000	226,873

		783,858

Metals & Mining 0.4%
Arconic Corp.,
6.13%, 2/15/2028(a)	60,000	61,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

CSN Islands XII Corp.,
Reg. S, 7.00%, 6/23/2020(e)	300,000	177,000
Corporate Bonds (continued)
	Principal Amount	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc.,
5.40%, 11/14/2034	$200,000	$185,000
5.45%, 3/15/2043	150,000	134,250
Novelis Corp.,
4.75%, 1/30/2030(a)	25,000	22,250
SunCoke Energy Partners LP,
7.50%, 6/15/2025(a)	60,000	43,200
Vedanta Resources Finance II plc,
9.25%, 4/23/2026(a)	200,000	83,500
Vedanta Resources Ltd.,
Reg. S, 6.13%, 8/9/2024	200,000	77,960

		784,510

Oil, Gas & Consumable Fuels 1.3%
AI Candelaria Spain SLU,
Reg. S, 7.50%, 12/15/2028	250,000	185,729
Antero Midstream Partners LP,
5.75%, 3/1/2027(a)	24,000	15,360
Canacol Energy Ltd.,
7.25%, 5/3/2025(a)	200,000	172,002
Canadian Natural Resources Ltd.,
2.95%, 1/15/2023	170,000	147,448
Cheniere Energy Partners LP,
5.25%, 10/1/2025	60,000	55,200
5.63%, 10/1/2026	55,000	50,600
Energy Transfer Operating LP,
4.75%, 1/15/2026	80,000	72,925
Enterprise Products Operating LLC,
3.75%, 2/15/2025	125,000	124,303
Geopark Ltd.,
Reg. S, 6.50%, 9/21/2024	200,000	113,500
GNL Quintero SA,
Reg. S, 4.63%, 7/31/2029	200,000	190,000
Gran Tierra Energy International Holdings Ltd.,
Reg. S, 6.25%, 2/15/2025	200,000	49,500
Gulfport Energy Corp.,
6.38%, 5/15/2025	50,000	12,125
Hess Midstream Operations LP,
5.13%, 6/15/2028(a)	60,000	42,168
Hilcorp Energy I LP,
6.25%, 11/1/2028(a)	45,000	19,800
Indigo Natural Resources LLC,
6.88%, 2/15/2026(a)	20,000	13,200
Kinder Morgan, Inc.,
4.30%, 3/1/2028	100,000	98,057
Medco Bell Pte. Ltd.,
6.38%, 1/30/2027(a)	200,000	115,999
MEG Energy Corp.,
7.00%, 3/31/2024(a)	15,000	6,919
7.13%, 2/1/2027(a)	80,000	39,529
Oasis Petroleum, Inc.,
6.88%, 3/15/2022	40,000	7,900
ONGC Videsh Ltd.,
Reg. S, 4.63%, 7/15/2024	200,000	192,449
Parkland Fuel Corp.,
5.88%, 7/15/2027(a)	45,000	42,183
Parsley Energy LLC,
5.63%, 10/15/2027(a)	35,000	24,675
Peabody Energy Corp.,
6.00%, 3/31/2022(a)	35,000	23,800
Petrobras Global Finance BV,
5.75%, 2/1/2029	250,000	235,825
6.90%, 3/19/2049	50,000	48,562
QEP Resources, Inc.,
5.25%, 5/1/2023	45,000	16,650
Sabine Pass Liquefaction LLC,
5.00%, 3/15/2027	80,000	67,976

Sunoco LP,
6.00%, 4/15/2027	35,000	30,100
Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP,
5.50%, 3/1/2030(a)	$75,000	$57,930
Williams Cos., Inc. (The),
3.75%, 6/15/2027	85,000	77,863
WPX Energy, Inc.,
4.50%, 1/15/2030	50,000	27,150
YPF SA,
Reg. S, 6.95%, 7/21/2027	100,000	51,530

		2,428,957

Paper & Forest Products 0.1%
Georgia-Pacific LLC,
3.60%, 3/1/2025(a)	101,000	106,698

Pharmaceuticals 0.3%
Allergan Funding SCS,
3.80%, 3/15/2025	95,000	97,265
AstraZeneca plc,
6.45%, 9/15/2037	65,000	92,179
Bausch Health Cos., Inc.,
7.00%, 1/15/2028(a)	45,000	46,188
5.25%, 1/30/2030(a)	40,000	37,823
Bristol-Myers Squibb Co.,
4.35%, 11/15/2047(a)	185,000	232,965

		506,420

Professional Services 0.0%†
Dun & Bradstreet Corp. (The),
6.88%, 8/15/2026(a)	50,000	52,000

Real Estate Management & Development 0.1%
Radiant Access Ltd.,
Reg. S, 4.60%, 5/18/2020(e)	200,000	187,100

Road & Rail 0.2%
CSX Corp.,
3.35%, 9/15/2049	105,000	99,282
Kenan Advantage Group, Inc. (The),
7.88%, 7/31/2023(a)	10,000	8,394
Penske Truck Leasing Co. LP,
4.20%, 4/1/2027(a)	45,000	46,208
Uber Technologies, Inc.,
7.50%, 9/15/2027(a)	40,000	39,488
Union Pacific Corp.,
4.30%, 3/1/2049	90,000	102,132

		295,504

Semiconductors & Semiconductor Equipment 0.0%†
Intel Corp.,
3.10%, 2/15/2060	50,000	52,671

Software 0.1%
CDK Global, Inc.,
5.25%, 5/15/2029(a)	10,000	10,200
Genesys Telecommunications Laboratories, Inc.,
10.00%, 11/30/2024(a)	65,000	66,482
Oracle Corp.,
3.60%, 4/1/2050	90,000	90,002
		166,684

Specialty Retail 0.1%
Asbury Automotive Group, Inc.,
4.50%, 3/1/2028(a)	10,000	8,500
4.75%, 3/1/2030(a)	10,000	8,500
Carvana Co.,
8.88%, 10/1/2023(a)	20,000	18,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Home Depot, Inc. (The),
3.90%, 6/15/2047	85,000	93,962

Corporate Bonds (continued)
	Principal Amount	Value

Specialty Retail (continued)
PetSmart, Inc.,
7.13%, 3/15/2023(a)	$55,000	$51,219
5.88%, 6/1/2025(a)	16,000	15,760
Staples, Inc.,
7.50%, 4/15/2026(a)	55,000	48,606

		245,447

Thrifts & Mortgage Finance 0.0%†
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/2023(a)	50,000	48,890

Tobacco 0.1%
Reynolds American, Inc.,
4.00%, 6/12/2022	195,000	197,748

Trading Companies & Distributors 0.2%
Air Lease Corp.,
3.25%, 3/1/2025	195,000	152,827
Beacon Roofing Supply, Inc.,
4.88%, 11/1/2025(a)	75,000	67,687
United Rentals North America, Inc.,
6.50%, 12/15/2026	35,000	35,525
5.25%, 1/15/2030	55,000	54,984

		311,023

Transportation Infrastructure 0.2%
Adani Ports & Special Economic Zone Ltd.,
Reg. S, 3.95%, 1/19/2022	300,000	286,085

Wireless Telecommunication Services 0.7%
C&W Senior Financing DAC,
Reg. S, 6.88%, 9/15/2027	400,000	345,000
Comunicaciones Celulares SA,
Reg. S, 6.88%, 2/6/2024	200,000	194,002
Empresa Nacional de Telecomunicaciones SA,
Reg. S, 4.88%, 10/30/2024	200,000	191,509
Gogo Intermediate Holdings LLC,
9.88%, 5/1/2024(a)	45,000	35,550
Millicom International Cellular SA,
Reg. S, 5.13%, 1/15/2028	200,000	174,000
Sprint Corp.,
7.13%, 6/15/2024	65,000	71,347
Telefonica Celular del Paraguay SA,
5.88%, 4/15/2027(a)	200,000	180,383
		1,191,791

Total Corporate Bonds (cost $29,008,473)		26,101,553

Foreign Government Securities 0.2%
	Principal Amount	Value

DOMINICAN REPUBLIC 0.1%
Dominican Republic Government Bond,
6.40%, 6/5/2049 (a)	150,000	132,000

THAILAND 0.1%
Export Import Bank of Thailand,
Reg. S, (ICE LIBOR USD 3 Month + 0.85%), 2.53%, 5/23/2024 (d)	200,000	197,366

Total Foreign Government Securities (cost $348,839)		329,366

Mortgage-Backed Securities 17.4%
	Principal Amount	Value

FHLMC Gold Pool
Pool# T65102
2.50%, 10/1/2042	$3,223,786	$3,312,637
Pool# Q50135
3.50%, 8/1/2047	6,047,062	6,408,338
Pool# G08775
4.00%, 8/1/2047	1,910,000	2,050,407
Pool# Q51461
3.50%, 10/1/2047	2,401,164	2,536,406
FNMA Pool
Pool# BL4468
2.41%, 10/1/2029	4,000,000	4,290,655
Pool# BL5315
2.44%, 1/1/2032	2,200,000	2,362,862
Pool# BL5793
2.54%, 2/1/2032	2,113,000	2,289,007
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046	3,280,840	3,459,556
Pool# MA2888
2.50%, 1/1/2047	2,638,163	2,722,642
Pool# AS9937
3.00%, 7/1/2047	2,301,733	2,426,690

Total Mortgage-Backed Securities (cost $30,419,641)		31,859,200

U.S. Treasury Obligations 16.5%
	Principal Amount	Value

U.S. Treasury Bonds, 2.88%, 5/15/2049	5,600,000	7,641,156
U.S. Treasury Inflation Linked Notes, 0.63%, 4/15/2023 (g)	1,100,000	1,150,748
U.S. Treasury Notes
2.38%, 1/31/2023	1,150,000	1,218,102
2.13%, 2/29/2024	3,150,000	3,369,270
2.13%, 7/31/2024	4,000,000	4,302,187
2.25%, 11/15/2025	4,800,000	5,274,750
1.63%, 5/15/2026	4,400,000	4,695,797
2.63%, 2/15/2029	2,250,000	2,629,863

Total U.S. Treasury Obligations (cost $27,015,363)		30,281,873

Investment Company 2.8%
	Shares	Value

Fixed Income Fund 2.8%
DoubleLine Floating Rate Fund, Class I	604,127	5,098,833

Total Investment Company (cost $5,884,816)		5,098,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Short-Term Investments 3.1%
	Principal Amount	Value

U.S. Treasury Obligations 3.1%
U.S. Treasury Bills
1.53%, 7/2/2020	$4,500,000	$4,498,850
1.53%, 8/6/2020	1,200,000	1,199,639

Total Short-Term Investments (cost $5,676,074)		5,698,489

Total Investments (cost $181,926,047) — 97.8%		179,277,583

Other assets in excess of liabilities — 2.2%		3,988,635

NET ASSETS — 100.0%		$183,266,218

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $26,711,897 which represents 14.58% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2020.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.
(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2020. The maturity date reflects the next call date.
(f)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(g)	Principal amounts are not adjusted for inflation.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$20,175,060	$–	$20,175,060
Collateralized Mortgage Obligations	–	48,449,360	2,110,500	50,559,860
Commercial Mortgage-Backed Securities	–	9,173,349	–	9,173,349
Corporate Bonds	–	26,101,553	–	26,101,553
Foreign Government Securities	–	329,366	–	329,366
Investment Company	5,098,833	–	–	5,098,833
Mortgage-Backed Securities	–	31,859,200	–	31,859,200
Short-Term Investments	–	5,698,489	–	5,698,489
U.S. Treasury Obligations	–	30,281,873	–	30,281,873
Total	$5,098,833	$172,068,250	$2,110,500	$179,277,583

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Collateralized Mortgage Obligations	Total
Balance as of 12/31/2019	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Purchases*	2,133,797	2,133,797
Sales	—	—
Change in Unrealized Appreciation/Depreciation	(23,297)	(23,297)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$2,110,500	$2,110,500
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2020	$(23,297)	$(23,297)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Transfers into or out of Level 3 are generally due to a change in market value methodology.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)
CMO, 2.44%, 1/28/2032	Pricing Service	Offered Quotes	$100.50 ($100.50)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

Federated NVIT High Income Bond Fund

Common Stocks 0.1%
	Shares	Value

Chemicals 0.1%
Hexion Holdings Corp., Class B *	7,485	$71,108

Media Entertainment 0.0%†iHeartMedia, Inc., Class A *	4,485	32,785

Total Common Stocks (cost $192,069)		103,893

Corporate Bonds 94.3%
	Principal Amount	Value

Aerospace & Defense 1.6%
TransDigm UK Holdings plc,
6.88%, 5/15/2026	$300,000	279,000
TransDigm, Inc.,
6.50%, 5/15/2025	425,000	399,496
6.25%, 3/15/2026(a)	375,000	373,594
5.50%, 11/15/2027(a)	675,000	605,812

		1,657,902

Automotive 3.3%
Adient Global Holdings Ltd.,
4.88%, 8/15/2026(a)	450,000	308,182
Adient US LLC,
7.00%, 5/15/2026(a)	25,000	23,125
American Axle & Manufacturing, Inc.,
6.50%, 4/1/2027	475,000	358,554
Dana Financing Luxembourg Sarl,
5.75%, 4/15/2025(a)	150,000	130,500
6.50%, 6/1/2026(a)	350,000	308,000
Ford Motor Credit Co. LLC,
3.34%, 3/18/2021	200,000	191,960
5.11%, 5/3/2029	325,000	281,734
Goodyear Tire & Rubber Co. (The),
5.00%, 5/31/2026	275,000	253,688
4.88%, 3/15/2027	100,000	91,750
IHO Verwaltungs GmbH,
4.75%, 9/15/2026(a)(b)	375,000	292,500
6.00%, 5/15/2027(a)(b)	300,000	210,000
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(a)	325,000	300,760
Motors Liquidation Co.,
7.40%, 9/1/2025^¥(c)(d)	2,500,000	0
Panther BF Aggregator 2 LP,
6.25%, 5/15/2026(a)	50,000	47,250
8.50%, 5/15/2027(a)	875,000	763,350

		3,561,353

Banking 0.2%
Ally Financial, Inc.,
5.75%, 11/20/2025	225,000	220,095

Building Materials 2.4%
American Builders & Contractors Supply Co., Inc.,
5.88%, 5/15/2026(a)	575,000	547,687
4.00%, 1/15/2028(a)	75,000	68,250
Core & Main LP,
6.13%, 8/15/2025(a)	525,000	488,250
Cornerstone Building Brands, Inc.,
8.00%, 4/15/2026(a)	475,000	408,500
Masonite International Corp.,
5.75%, 9/15/2026(a)	250,000	245,000
Standard Industries, Inc.,
6.00%, 10/15/2025(a)	275,000	270,270
5.00%, 2/15/2027(a)	600,000	546,000

		2,573,957

Corporate Bonds (continued)
	Principal Amount	Value

Cable Satellite 9.4%
Cablevision Systems Corp.,
5.88%, 9/15/2022	$250,000	$252,500
CCO Holdings LLC,
5.88%, 4/1/2024(a)	175,000	179,375
5.75%, 2/15/2026(a)	625,000	632,906
5.50%, 5/1/2026(a)	175,000	177,625
5.88%, 5/1/2027(a)	325,000	334,750
5.00%, 2/1/2028(a)	525,000	526,313
5.38%, 6/1/2029(a)	200,000	205,520
4.75%, 3/1/2030(a)	625,000	621,875
4.50%, 8/15/2030(a)	75,000	73,500
CSC Holdings LLC,
5.25%, 6/1/2024	425,000	426,058
7.75%, 7/15/2025(a)	475,000	494,000
5.50%, 5/15/2026(a)	250,000	258,588
5.50%, 4/15/2027(a)	725,000	750,302
7.50%, 4/1/2028(a)	250,000	266,355
5.75%, 1/15/2030(a)	200,000	201,692
DISH DBS Corp.,
5.88%, 11/15/2024	400,000	389,000
7.75%, 7/1/2026	400,000	411,000
Intelsat Jackson Holdings SA,
5.50%, 8/1/2023	225,000	147,375
8.00%, 2/15/2024(a)	100,000	96,624
8.50%, 10/15/2024(a)	250,000	157,425
9.75%, 7/15/2025(a)	175,000	115,500
Sirius XM Radio, Inc.,
4.63%, 7/15/2024(a)	500,000	507,465
5.38%, 7/15/2026(a)	550,000	560,945
5.50%, 7/1/2029(a)	50,000	51,000
Telenet Finance Luxembourg Notes Sarl,
5.50%, 3/1/2028(a)	800,000	744,000
Virgin Media Secured Finance plc,
5.50%, 8/15/2026(a)	375,000	380,625
5.50%, 5/15/2029(a)	225,000	224,190
Ziggo Bond Co. BV,
6.00%, 1/15/2027(a)	275,000	266,750
5.13%, 2/28/2030(a)	200,000	196,000
Ziggo BV,
5.50%, 1/15/2027(a)	383,000	383,000

		10,032,258

Chemicals 2.6%
Atotech Alpha 2 BV,
8.75%, 6/1/2023(a)(b)	200,000	180,000
Atotech Alpha 3 BV,
6.25%, 2/1/2025(a)	400,000	368,500
Compass Minerals International, Inc.,
4.88%, 7/15/2024(a)	425,000	399,500
6.75%, 12/1/2027(a)	150,000	135,412
Element Solutions, Inc.,
5.88%, 12/1/2025(a)	325,000	318,500
Hexion, Inc.,
7.88%, 7/15/2027(a)	300,000	255,000
Koppers, Inc.,
6.00%, 2/15/2025(a)	600,000	480,000
PQ Corp.,
5.75%, 12/15/2025(a)	175,000	157,500
Starfruit Finco BV,
8.00%, 10/1/2026(a)	525,000	498,304

		2,792,716

Construction Machinery 0.8%
United Rentals North America, Inc.,
5.88%, 9/15/2026	175,000	177,240
6.50%, 12/15/2026	200,000	203,000
5.50%, 5/15/2027	250,000	252,313
4.88%, 1/15/2028	225,000	218,250

		850,803

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Cyclical Services 1.7%
Allied Universal Holdco LLC,
6.63%, 7/15/2026(a)	$200,000	$196,500
9.75%, 7/15/2027(a)	875,000	824,600
Garda World Security Corp.,
4.63%, 2/15/2027(a)	125,000	111,875
9.50%, 11/1/2027(a)	657,000	587,292
Go Daddy Operating Co. LLC,
5.25%, 12/1/2027(a)	100,000	100,920

		1,821,187

Consumer Products 0.9%
Energizer Holdings, Inc.,
5.50%, 6/15/2025(a)	75,000	72,750
7.75%, 1/15/2027(a)	200,000	206,740
Prestige Brands, Inc.,
6.38%, 3/1/2024(a)	625,000	640,625
5.13%, 1/15/2028(a)	50,000	49,515

		969,630

Diversified Manufacturing 1.4%
Amsted Industries, Inc.,
5.63%, 7/1/2027(a)	100,000	97,291
Colfax Corp.,
6.38%, 2/15/2026(a)	75,000	73,875
Gates Global LLC,
6.25%, 1/15/2026(a)	550,000	486,750
Stevens Holding Co., Inc.,
6.13%, 10/1/2026(a)	75,000	74,094
Titan Acquisition Ltd.,
7.75%, 4/15/2026(a)	250,000	208,750
WESCO Distribution, Inc.,
5.38%, 12/15/2021	450,000	423,000
5.38%, 6/15/2024	200,000	170,000

		1,533,760

Environmental 0.2%
Tervita Corp.,
7.63%, 12/1/2021(a)	300,000	210,000

Finance Companies 1.7%
Navient Corp.,
5.88%, 10/25/2024	775,000	713,000
6.75%, 6/15/2026	75,000	69,000
5.00%, 3/15/2027	25,000	21,493
Quicken Loans, Inc.,
5.75%, 5/1/2025(a)	900,000	895,500
5.25%, 1/15/2028(a)	150,000	146,670

		1,845,663

Food & Beverage 2.4%
Aramark Services, Inc.,
5.00%, 4/1/2025(a)	150,000	141,990
5.00%, 2/1/2028(a)	325,000	302,451
B&G Foods, Inc.,
5.25%, 4/1/2025	150,000	146,349
Kraft Heinz Foods Co.,
4.38%, 6/1/2046	125,000	112,602
Performance Food Group, Inc.,
5.50%, 6/1/2024(a)	75,000	69,750
5.50%, 10/15/2027(a)	175,000	162,313
Post Holdings, Inc.,
5.00%, 8/15/2026(a)	250,000	257,287
5.75%, 3/1/2027(a)	725,000	742,915
5.50%, 12/15/2029(a)	150,000	155,595
US Foods, Inc.,
5.88%, 6/15/2024(a)	475,000	432,488

		2,523,740

Corporate Bonds (continued)
	Principal Amount	Value

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc.,
10.38%, 9/15/2007^¥(c)	$100,000	$0

Gaming 3.2%
Boyd Gaming Corp.,
6.38%, 4/1/2026	250,000	216,250
6.00%, 8/15/2026	100,000	86,000
4.75%, 12/1/2027(a)	125,000	103,125
Caesars Resort Collection LLC,
5.25%, 10/15/2025(a)	325,000	234,715
Eldorado Resorts, Inc.,
6.00%, 4/1/2025	300,000	270,000
6.00%, 9/15/2026	75,000	67,687
MGM Growth Properties Operating Partnership LP,
5.63%, 5/1/2024	225,000	216,000
MGM Resorts International,
6.00%, 3/15/2023	375,000	361,875
5.75%, 6/15/2025	33,000	29,535
4.63%, 9/1/2026	77,000	65,473
5.50%, 4/15/2027	66,000	60,060
Mohegan Gaming & Entertainment,
7.88%, 10/15/2024(a)	425,000	314,500
Stars Group Holdings BV,
7.00%, 7/15/2026(a)	625,000	587,625
Station Casinos LLC,
5.00%, 10/1/2025(a)	425,000	353,944
4.50%, 2/15/2028(a)	50,000	40,500
Sugarhouse HSP Gaming Prop Mezz LP,
5.88%, 5/15/2025(a)	100,000	81,970
VICI Properties LP,
3.50%, 2/15/2025(a)	25,000	23,313
4.25%, 12/1/2026(a)	150,000	137,625
3.75%, 2/15/2027(a)	25,000	23,563
4.63%, 12/1/2029(a)	125,000	114,047

		3,387,807

Health Insurance 1.3%
Centene Corp.,
4.75%, 1/15/2025	100,000	100,249
4.75%, 1/15/2025(a)	100,000	100,249
5.38%, 6/1/2026(a)	275,000	283,280
5.38%, 8/15/2026(a)	100,000	102,000
4.25%, 12/15/2027(a)	325,000	318,500
4.63%, 12/15/2029(a)	400,000	402,000
3.38%, 2/15/2030(a)	125,000	116,250

		1,422,528

Healthcare 9.3%
Acadia Healthcare Co., Inc.,
5.63%, 2/15/2023	75,000	70,679
6.50%, 3/1/2024	600,000	583,506
Air Medical Group Holdings, Inc.,
6.38%, 5/15/2023(a)	475,000	418,000
Avantor, Inc.,
6.00%, 10/1/2024(a)	175,000	183,347
9.00%, 10/1/2025(a)	550,000	578,985
Charles River Laboratories International, Inc.,
5.50%, 4/1/2026(a)	100,000	103,000
4.25%, 5/1/2028(a)	75,000	72,292
Community Health Systems, Inc.,
6.25%, 3/31/2023	350,000	332,281
8.63%, 1/15/2024(a)	150,000	148,079
6.63%, 2/15/2025(a)	75,000	69,375
8.00%, 3/15/2026(a)	125,000	118,750
Envision Healthcare Corp.,
8.75%, 10/15/2026(a)	475,000	116,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Healthcare (continued)
HCA, Inc.,
5.00%, 3/15/2024	$200,000	$207,078
5.38%, 2/1/2025	175,000	178,937
5.88%, 2/15/2026	800,000	842,000
5.38%, 9/1/2026	100,000	103,000
5.63%, 9/1/2028	325,000	340,178
5.88%, 2/1/2029	175,000	185,062
3.50%, 9/1/2030	350,000	317,524
Hill-Rom Holdings, Inc.,
4.38%, 9/15/2027(a)	50,000	49,250
IQVIA, Inc.,
5.00%, 10/15/2026(a)	275,000	280,500
5.00%, 5/15/2027(a)	200,000	204,500
LifePoint Health, Inc.,
4.38%, 2/15/2027(a)	100,000	94,200
MEDNAX, Inc.,
6.25%, 1/15/2027(a)	225,000	180,563
MPH Acquisition Holdings LLC,
7.13%, 6/1/2024(a)	775,000	674,297
Polaris Intermediate Corp.,
8.50%, 12/1/2022(a)(b)	375,000	290,625
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/1/2026(a)	475,000	449,896
Surgery Center Holdings, Inc.,
6.75%, 7/1/2025(a)	250,000	180,000
Team Health Holdings, Inc.,
6.38%, 2/1/2025(a)	1,050,000	388,815
Teleflex, Inc.,
4.88%, 6/1/2026	50,000	49,500
4.63%, 11/15/2027	75,000	74,918
Tenet Healthcare Corp.,
6.75%, 6/15/2023	300,000	276,750
4.63%, 7/15/2024	250,000	238,750
5.13%, 5/1/2025	375,000	358,125
7.00%, 8/1/2025	250,000	217,500
4.88%, 1/1/2026(a)	175,000	166,687
5.13%, 11/1/2027(a)	175,000	166,688
Vizient, Inc.,
6.25%, 5/15/2027(a)	75,000	73,156
West Street Merger Sub, Inc.,
6.38%, 9/1/2025(a)	700,000	610,190

		9,993,358

Hotels, Restaurants & Leisure 0.4%
Hilton Domestic Operating Co., Inc.,
5.13%, 5/1/2026	325,000	305,500
4.88%, 1/15/2030	125,000	106,250

		411,750

Independent Energy 1.9%
Antero Resources Corp.,
5.63%, 6/1/2023	75,000	30,000
5.00%, 3/1/2025	250,000	92,500
Ascent Resources Utica Holdings LLC,
10.00%, 4/1/2022(a)	50,000	29,250
7.00%, 11/1/2026(a)	175,000	48,635
Berry Petroleum Co. LLC,
7.00%, 2/15/2026(a)	225,000	90,000
Callon Petroleum Co.,
6.25%, 4/15/2023	200,000	47,500
6.13%, 10/1/2024	245,000	43,487
8.25%, 7/15/2025	125,000	20,000
6.38%, 7/1/2026	150,000	25,125
Centennial Resource Production LLC,
6.88%, 4/1/2027(a)	225,000	55,125
Chesapeake Energy Corp.,
7.00%, 10/1/2024	200,000	15,000
11.50%, 1/1/2025(a)	332,000	56,440

Corporate Bonds (continued)
	Principal Amount	Value

Independent Energy (continued)
CrownRock LP,
5.63%, 10/15/2025(a)	$450,000	$234,000
EP Energy LLC,
8.00%, 11/29/2024(a)(c)	325,000	6,500
Gulfport Energy Corp.,
6.00%, 10/15/2024	100,000	24,500
6.38%, 5/15/2025	150,000	36,375
6.38%, 1/15/2026	75,000	14,656
Jagged Peak Energy LLC,
5.88%, 5/1/2026	125,000	93,475
Oasis Petroleum, Inc.,
6.88%, 3/15/2022	428,000	84,530
Parsley Energy LLC,
5.25%, 8/15/2025(a)	75,000	57,000
5.63%, 10/15/2027(a)	125,000	88,125
PDC Energy, Inc.,
6.13%, 9/15/2024	200,000	106,750
5.75%, 5/15/2026	100,000	56,000
QEP Resources, Inc.,
5.25%, 5/1/2023	75,000	27,750
5.63%, 3/1/2026	150,000	54,750
Range Resources Corp.,
4.88%, 5/15/2025	448,000	266,560
SM Energy Co.,
5.00%, 1/15/2024	325,000	107,250
5.63%, 6/1/2025	100,000	27,251
6.75%, 9/15/2026	100,000	30,000
Southwestern Energy Co.,
7.75%, 10/1/2027	100,000	65,750
Ultra Resources, Inc.,
7.13%, 4/15/2025(e)	100,000	2,000
Whiting Petroleum Corp.,
6.25%, 4/1/2023	275,000	20,625
6.63%, 1/15/2026	175,000	11,813
WPX Energy, Inc.,
5.25%, 10/15/2027	75,000	41,250
4.50%, 1/15/2030	125,000	67,875

		2,077,847

Industrial - Other 0.5%
Anixter, Inc.,
6.00%, 12/1/2025	75,000	73,406
Hillman Group, Inc. (The),
6.38%, 7/15/2022(a)	200,000	155,250
IAA, Inc.,
5.50%, 6/15/2027(a)	75,000	72,563
KAR Auction Services, Inc.,
5.13%, 6/1/2025(a)	225,000	214,875

		516,094

Insurance - P&C 4.3%
Acrisure LLC,
8.13%, 2/15/2024(a)	125,000	121,756
7.00%, 11/15/2025(a)	225,000	193,500
Alliant Holdings Intermediate LLC,
6.75%, 10/15/2027(a)	300,000	280,920
AmWINS Group, Inc.,
7.75%, 7/1/2026(a)	600,000	588,000
AssuredPartners, Inc.,
7.00%, 8/15/2025(a)	550,000	495,000
GTCR AP Finance, Inc.,
8.00%, 5/15/2027(a)	150,000	138,000
HUB International Ltd.,
7.00%, 5/1/2026(a)	1,475,000	1,460,250
NFP Corp.,
6.88%, 7/15/2025(a)	700,000	689,500
8.00%, 7/15/2025(a)	50,000	45,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Insurance - P&C (continued)
USI, Inc.,
6.88%, 5/1/2025(a)	$675,000	$627,750

		4,640,426

Leisure 0.6%
Live Nation Entertainment, Inc.,
4.75%, 10/15/2027(a)	75,000	66,750
Six Flags Entertainment Corp.,
5.50%, 4/15/2027(a)	525,000	442,313
Viking Cruises Ltd.,
6.25%, 5/15/2025(a)	50,000	32,000
5.88%, 9/15/2027(a)	25,000	14,628
VOC Escrow Ltd.,
5.00%, 2/15/2028(a)	175,000	127,951

		683,642

Media Entertainment 6.5%
AMC Networks, Inc.,
5.00%, 4/1/2024	425,000	408,000
4.75%, 8/1/2025	125,000	121,562
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/2026(a)	150,000	134,250
Diamond Sports Group LLC,
5.38%, 8/15/2026(a)	250,000	203,130
6.63%, 8/15/2027(a)	425,000	284,219
Entercom Media Corp.,
7.25%, 11/1/2024(a)	350,000	292,250
6.50%, 5/1/2027(a)	275,000	238,562
Gray Television, Inc.,
5.13%, 10/15/2024(a)	150,000	146,625
5.88%, 7/15/2026(a)	350,000	336,980
7.00%, 5/15/2027(a)	125,000	124,375
iHeartCommunications, Inc.,
6.38%, 5/1/2026	25,360	23,997
8.38%, 5/1/2027	695,964	605,920
5.25%, 8/15/2027(a)	150,000	131,250
4.75%, 1/15/2028(a)	50,000	45,000
Match Group, Inc.,
5.00%, 12/15/2027(a)	325,000	310,375
4.13%, 8/1/2030(a)	400,000	357,500
Nexstar Broadcasting, Inc.,
5.63%, 8/1/2024(a)	500,000	470,620
5.63%, 7/15/2027(a)	375,000	366,562
Nielsen Co. Luxembourg SARL (The),
5.00%, 2/1/2025(a)	275,000	255,063
Nielsen Finance LLC,
5.00%, 4/15/2022(a)	225,000	207,410
Outfront Media Capital LLC,
4.63%, 3/15/2030(a)	50,000	44,500
Scripps Escrow, Inc.,
5.88%, 7/15/2027(a)	250,000	220,000
Sinclair Television Group, Inc.,
5.63%, 8/1/2024(a)	250,000	230,313
5.88%, 3/15/2026(a)	450,000	398,250
TEGNA, Inc.,
4.63%, 3/15/2028(a)	300,000	263,625
5.00%, 9/15/2029(a)	300,000	270,840
Terrier Media Buyer, Inc.,
8.88%, 12/15/2027(a)	550,000	464,750

		6,955,928

Metals & Mining 1.7%
Coeur Mining, Inc.,
5.88%, 6/1/2024	350,000	315,000
Freeport-McMoRan, Inc.,
3.88%, 3/15/2023	325,000	307,125
5.00%, 9/1/2027	175,000	162,479
4.13%, 3/1/2028	125,000	109,062
5.25%, 9/1/2029	100,000	94,230
4.25%, 3/1/2030	50,000	43,500

Corporate Bonds (continued)
	Principal Amount	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc., (continued)
5.40%, 11/14/2034	$325,000	$300,625
Hudbay Minerals, Inc.,
7.25%, 1/15/2023(a)	50,000	43,500
7.63%, 1/15/2025(a)	425,000	369,750
Steel Dynamics, Inc.,
5.25%, 4/15/2023	75,000	73,421

		1,818,692

Midstream 5.8%
AmeriGas Partners LP,
5.50%, 5/20/2025	175,000	161,000
5.88%, 8/20/2026	350,000	335,230
5.75%, 5/20/2027	75,000	69,759
Antero Midstream Partners LP,
5.38%, 9/15/2024	425,000	295,247
5.75%, 3/1/2027(a)	200,000	128,000
5.75%, 1/15/2028(a)	375,000	240,000
Buckeye Partners LP,
4.13%, 3/1/2025(a)	200,000	168,600
4.50%, 3/1/2028(a)	275,000	225,500
Cheniere Energy Partners LP,
5.25%, 10/1/2025	425,000	391,000
5.63%, 10/1/2026	225,000	207,000
4.50%, 10/1/2029(a)	150,000	130,500
CNX Midstream Partners LP,
6.50%, 3/15/2026(a)	500,000	345,000
EQM Midstream Partners LP,
5.50%, 7/15/2028	150,000	83,355
Ferrellgas LP,
6.75%, 1/15/2022	450,000	384,750
Hess Midstream Operations LP,
5.13%, 6/15/2028(a)	200,000	140,560
Holly Energy Partners LP,
5.00%, 2/1/2028(a)	150,000	125,625
NuStar Logistics LP,
6.00%, 6/1/2026	100,000	74,000
5.63%, 4/28/2027	450,000	345,960
Suburban Propane Partners LP,
5.50%, 6/1/2024	525,000	493,500
5.88%, 3/1/2027	150,000	138,188
Summit Midstream Holdings LLC,
5.50%, 8/15/2022	575,000	103,500
5.75%, 4/15/2025	325,000	35,750
Sunoco LP,
5.50%, 2/15/2026	100,000	86,528
5.88%, 3/15/2028	175,000	145,250
Targa Pipeline Partners LP,
5.88%, 8/1/2023	175,000	162,312
Targa Resources Partners LP,
5.13%, 2/1/2025	150,000	127,860
5.88%, 4/15/2026	300,000	249,000
5.38%, 2/1/2027	350,000	288,050
6.50%, 7/15/2027	75,000	63,938
5.00%, 1/15/2028	50,000	40,303
5.50%, 3/1/2030(a)	350,000	270,340
TransMontaigne Partners LP,
6.13%, 2/15/2026	150,000	120,000
Western Midstream Operating LP,
4.05%, 2/1/2030(f)	75,000	32,651

		6,208,256

Oil Field Services 1.1%
Archrock Partners LP,
6.88%, 4/1/2027(a)	400,000	284,040
6.25%, 4/1/2028(a)	100,000	69,000
Nabors Industries Ltd.,
7.25%, 1/15/2026(a)	50,000	17,000
7.50%, 1/15/2028(a)	50,000	16,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil Field Services (continued)
Precision Drilling Corp.,
7.75%, 12/15/2023	$225,000	$90,000
7.13%, 1/15/2026(a)	75,000	24,750
SESI LLC,
7.13%, 12/15/2021	225,000	41,625
7.75%, 9/15/2024	425,000	105,192
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a)	325,000	155,350
USA Compression Partners LP,
6.88%, 4/1/2026	425,000	265,625
6.88%, 9/1/2027	225,000	139,500

		1,208,082

Packaging 6.4%
ARD Finance SA,
6.50%, 6/30/2027(a)(b)	575,000	493,867
Ardagh Packaging Finance plc,
6.00%, 2/15/2025(a)	200,000	200,560
5.25%, 8/15/2027(a)	475,000	486,875
Berry Global, Inc.,
5.50%, 5/15/2022	325,000	320,138
6.00%, 10/15/2022	37,000	36,561
4.88%, 7/15/2026(a)	300,000	303,000
5.63%, 7/15/2027(a)	175,000	180,796
Crown Americas LLC,
4.75%, 2/1/2026	250,000	256,175
Flex Acquisition Co., Inc.,
6.88%, 1/15/2025(a)	975,000	911,625
7.88%, 7/15/2026(a)	450,000	414,479
Mauser Packaging Solutions Holding Co.,
5.50%, 4/15/2024(a)	250,000	230,000
7.25%, 4/15/2025(a)	875,000	695,625
Owens-Brockway Glass Container, Inc.,
5.88%, 8/15/2023(a)	200,000	196,000
5.38%, 1/15/2025(a)	400,000	380,000
6.38%, 8/15/2025(a)	50,000	47,500
Reynolds Group Issuer, Inc.,
7.00%, 7/15/2024(a)	500,000	508,125
Sealed Air Corp.,
4.00%, 12/1/2027(a)	225,000	209,273
Silgan Holdings, Inc.,
4.13%, 2/1/2028(a)	25,000	23,063
Trident TPI Holdings, Inc.,
9.25%, 8/1/2024(a)	200,000	166,000
6.63%, 11/1/2025(a)	425,000	341,067
Trivium Packaging Finance BV,
5.50%, 8/15/2026(a)(f)	200,000	199,000
8.50%, 8/15/2027(a)(f)	200,000	201,000

		6,800,729

Paper 0.6%
Clearwater Paper Corp.,
5.38%, 2/1/2025(a)	550,000	500,500
Graphic Packaging International LLC,
4.75%, 7/15/2027(a)	100,000	97,800

		598,300

Pharmaceuticals 4.0%
Bausch Health Americas, Inc.,
9.25%, 4/1/2026(a)	150,000	158,520
8.50%, 1/31/2027(a)	325,000	339,625
Bausch Health Cos., Inc.,
6.50%, 3/15/2022(a)	75,000	75,750
5.50%, 3/1/2023(a)	19,000	18,620
7.00%, 3/15/2024(a)	100,000	101,874
6.13%, 4/15/2025(a)	800,000	788,000
9.00%, 12/15/2025(a)	125,000	131,775
5.75%, 8/15/2027(a)	150,000	154,440
5.00%, 1/30/2028(a)	175,000	165,673
7.25%, 5/30/2029(a)	300,000	311,340

Corporate Bonds (continued)
	Principal Amount	Value

Pharmaceuticals (continued)
Endo Dac,
6.00%, 7/15/2023(a)	$275,000	$199,204
6.00%, 2/1/2025(a)(f)	450,000	306,000
Jaguar Holding Co. II,
6.38%, 8/1/2023(a)	1,175,000	1,195,563
Mallinckrodt International Finance SA,
5.63%, 10/15/2023(a)	450,000	111,375
5.50%, 4/15/2025(a)	775,000	162,750

		4,220,509

Restaurants 1.6%
1011778 BC ULC,
5.00%, 10/15/2025(a)	1,125,000	1,074,364
4.38%, 1/15/2028(a)	75,000	69,292
KFC Holding Co.,
5.25%, 6/1/2026(a)	275,000	274,615
4.75%, 6/1/2027(a)	150,000	141,000
Yum! Brands, Inc.,
4.75%, 1/15/2030(a)	100,000	94,000

		1,653,271

Retailers 0.4%
Michaels Stores, Inc.,
8.00%, 7/15/2027(a)	275,000	203,500
Party City Holdings, Inc.,
6.13%, 8/15/2023(a)	450,000	103,500
6.63%, 8/1/2026(a)	350,000	35,000
William Carter Co. (The),
5.63%, 3/15/2027(a)	50,000	48,375

		390,375

Supermarkets 1.1%
Albertsons Cos., Inc.,
6.63%, 6/15/2024	275,000	279,125
5.75%, 3/15/2025	625,000	631,500
7.50%, 3/15/2026(a)	125,000	134,725
5.88%, 2/15/2028(a)	100,000	101,780
4.88%, 2/15/2030(a)	75,000	74,813

		1,221,943

Technology 8.0%
Banff Merger Sub, Inc.,
9.75%, 9/1/2026(a)	275,000	242,000
CDW LLC,
5.50%, 12/1/2024	150,000	156,343
4.25%, 4/1/2028	175,000	175,875
Dell International LLC,
7.13%, 6/15/2024(a)	725,000	748,562
Dun & Bradstreet Corp. (The),
6.88%, 8/15/2026(a)	150,000	156,000
10.25%, 2/15/2027(a)	700,000	742,000
Fair Isaac Corp.,
4.00%, 6/15/2028(a)	50,000	47,375
Infor US, Inc.,
6.50%, 5/15/2022	925,000	908,813
NCR Corp.,
5.00%, 7/15/2022	250,000	235,000
6.38%, 12/15/2023	150,000	148,124
5.75%, 9/1/2027(a)	75,000	68,250
Nuance Communications, Inc.,
5.63%, 12/15/2026	300,000	291,954
Open Text Corp.,
3.88%, 2/15/2028(a)	150,000	141,000
Open Text Holdings, Inc.,
4.13%, 2/15/2030(a)	125,000	117,531
Qorvo, Inc.,
4.38%, 10/15/2029(a)	175,000	162,750
Rackspace Hosting, Inc.,
8.63%, 11/15/2024(a)	650,000	583,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Technology (continued)
Refinitiv US Holdings, Inc.,
6.25%, 5/15/2026(a)	$100,000	$103,250
8.25%, 11/15/2026(a)	700,000	738,500
RP Crown Parent LLC,
7.38%, 10/15/2024(a)	675,000	643,140
Science Applications International Corp.,
4.88%, 4/1/2028(a)	25,000	24,000
Sensata Technologies UK Financing Co. plc,
6.25%, 2/15/2026(a)	200,000	196,000
Sensata Technologies, Inc.,
4.38%, 2/15/2030(a)	75,000	67,500
Sophia LP,
9.00%, 9/30/2023(a)	225,000	225,000
SS&C Technologies, Inc.,
5.50%, 9/30/2027(a)	525,000	547,160
Tempo Acquisition LLC,
6.75%, 6/1/2025(a)	925,000	846,431
TTM Technologies, Inc.,
5.63%, 10/1/2025(a)	325,000	273,000

		8,588,933

Transportation Services 0.2%
Stena International SA,
6.13%, 2/1/2025(a)	200,000	168,000

Utility - Electric 3.1%
Calpine Corp.,
5.75%, 1/15/2025	475,000	439,375
5.25%, 6/1/2026(a)	50,000	47,500
4.50%, 2/15/2028(a)	225,000	218,081
5.13%, 3/15/2028(a)	150,000	138,000
Enviva Partners LP,
6.50%, 1/15/2026(a)	500,000	487,500
NRG Energy, Inc.,
6.63%, 1/15/2027	250,000	260,000
5.25%, 6/15/2029(a)	300,000	309,000
TerraForm Power Operating LLC,
5.00%, 1/31/2028(a)	475,000	497,705
4.75%, 1/15/2030(a)	250,000	242,500
Vistra Operations Co. LLC,
5.50%, 9/1/2026(a)	150,000	154,500
5.63%, 2/15/2027(a)	300,000	309,375
5.00%, 7/31/2027(a)	225,000	228,375

		3,331,911

Wireless Communications 3.7%
Altice France SA,
7.38%, 5/1/2026(a)	1,100,000	1,091,915
Sprint Capital Corp.,
6.88%, 11/15/2028	350,000	399,770
Sprint Corp.,
7.88%, 9/15/2023	250,000	274,395
7.13%, 6/15/2024	600,000	658,590
7.63%, 2/15/2025	175,000	193,375
7.63%, 3/1/2026	150,000	169,770
T-Mobile USA, Inc.,
6.38%, 3/1/2025	500,000	510,640
6.50%, 1/15/2026	125,000	131,250
4.50%, 2/1/2026	200,000	204,500

Corporate Bonds (continued)
	Principal Amount	Value

Wireless Communications (continued)
T-Mobile USA, Inc., (continued)
4.75%, 2/1/2028	$275,000	$286,495

		3,920,700

Total Corporate Bonds (cost $116,450,992)		100,812,145

Total Investments (cost $116,643,061) — 94.4%		100,916,038

Other assets in excess of liabilities — 5.6%		6,032,018

NET ASSETS — 100.0%		$106,948,056

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $72,248,081 which represents 67.55% of net assets.

(b)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Security in default.
(d)	Restricted security.

(e)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $2,000 which represents 0.00% of net assets.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2020.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$103,893	$–	$–	$103,893
Corporate Bonds
Aerospace & Defense	–	1,657,902	–	1,657,902
Automotive	–	3,561,353	–	3,561,353
Banking	–	220,095	–	220,095
Building Materials	–	2,573,957	–	2,573,957
Cable Satellite	–	10,032,258	–	10,032,258
Chemicals	–	2,792,716	–	2,792,716
Construction Machinery	–	850,803	–	850,803
Consumer Cyclical Services	–	1,821,187	–	1,821,187
Consumer Products	–	969,630	–	969,630
Diversified Manufacturing	–	1,533,760	–	1,533,760
Environmental	–	210,000	–	210,000
Finance Companies	–	1,845,663	–	1,845,663
Food & Beverage	–	2,523,740	–	2,523,740
Food & Staples Retailing	–	–	–	–
Gaming	–	3,387,807	–	3,387,807
Health Insurance	–	1,422,528	–	1,422,528
Healthcare	–	9,993,358	–	9,993,358
Hotels, Restaurants & Leisure	–	411,750	–	411,750
Independent Energy	–	2,077,847	–	2,077,847
Industrial - Other	–	516,094	–	516,094
Insurance - P&C	–	4,640,426	–	4,640,426
Leisure	–	683,642	–	683,642
Media Entertainment	–	6,955,928	–	6,955,928
Metals & Mining	–	1,818,692	–	1,818,692
Midstream	–	6,208,256	–	6,208,256
Oil Field Services	–	1,208,082	–	1,208,082
Packaging	–	6,800,729	–	6,800,729
Paper	–	598,300	–	598,300
Pharmaceuticals	–	4,220,509	–	4,220,509
Restaurants	–	1,653,271	–	1,653,271

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Retailers	$–	$390,375	$–	$390,375
Supermarkets	–	1,221,943	–	1,221,943
Technology	–	8,588,933	–	8,588,933
Transportation Services	–	168,000	–	168,000
Utility - Electric	–	3,331,911	–	3,331,911
Wireless Communications	–	3,920,700	–	3,920,700
Total Corporate Bonds	$–	$100,812,145	$–	$100,812,145
Total	$103,893	$100,812,145	$–	$100,916,038

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2020, the Fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

Statement of Investments

March 31, 2020 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.5%
	Shares	Value

Aerospace & Defense 3.1%
Boeing Co. (The)	14,000	$2,087,960
Raytheon Co.	23,500	3,082,025

		5,169,985

Banks 3.5%
JPMorgan Chase & Co.	65,000	5,851,950

Capital Markets 7.1%
Brookfield Asset Management, Inc., Class A	185,000	8,186,250
Charles Schwab Corp. (The)	85,000	2,857,700
Intercontinental Exchange, Inc.	13,000	1,049,750

		12,093,700

Chemicals 1.9%
Sherwin-Williams Co. (The)	7,000	3,216,640

Communications Equipment 7.8%
Cisco Systems, Inc.	155,000	6,093,050
Motorola Solutions, Inc.	53,000	7,044,760

		13,137,810

Construction Materials 1.6%
Eagle Materials, Inc.	46,000	2,687,320

Containers & Packaging 3.7%
Ball Corp.	98,000	6,336,680

Diversified Financial Services 5.2%
Berkshire Hathaway, Inc., Class B *	48,000	8,775,840

Electrical Equipment 1.9%
Rockwell Automation, Inc.	21,000	3,169,110

Entertainment 2.4%
Activision Blizzard, Inc. *	57,000	3,390,360
Walt Disney Co. (The)	7,000	676,200

		4,066,560

Food & Staples Retailing 3.0%
BJ’s Wholesale Club Holdings, Inc. *	25,000	636,750
US Foods Holding Corp. *	250,000	4,427,500

		5,064,250

Food Products 3.0%
Lamb Weston Holdings, Inc.	35,000	1,998,500
Mondelez International, Inc., Class A	61,000	3,054,880

		5,053,380

Health Care Equipment & Supplies 3.1%
Hill-Rom Holdings, Inc.	53,000	5,331,800

Health Care Providers & Services 3.8%
HCA Healthcare, Inc.	45,000	4,043,250
Universal Health Services, Inc., Class B	24,500	2,427,460

		6,470,710

Hotels, Restaurants & Leisure 4.6%
Aramark	240,000	4,792,800
McDonald’s Corp.	18,000	2,976,300

		7,769,100

Insurance 3.8%
Chubb Ltd.	38,500	4,300,065
Progressive Corp. (The)	30,000	2,215,200

		6,515,265

Interactive Media & Services 4.8%
Alphabet, Inc., Class C *	7,000	8,139,670

Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc. *	2,300	4,484,356

IT Services 2.1%
PayPal Holdings, Inc. *	37,000	3,542,380

Machinery 4.9%
Allison Transmission Holdings, Inc.	62,000	2,021,820

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Nordson Corp.	15,000	$2,026,050
Stanley Black & Decker, Inc.	42,000	4,200,000

		8,247,870

Media 5.2%
Cable One, Inc.	1,100	1,808,411
Comcast Corp., Class A	135,000	4,641,300
Fox Corp., Class A	100,000	2,363,000

		8,812,711

Pharmaceuticals 2.7%
Pfizer, Inc.	140,000	4,569,600

Road & Rail 2.8%
CSX Corp.	82,000	4,698,600

Software 5.8%
CDK Global, Inc.	15,000	492,750
Microsoft Corp.	59,000	9,304,890

		9,797,640

Specialty Retail 2.1%
Lowe’s Cos., Inc.	42,000	3,614,100

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	30,000	7,628,700

Textiles, Apparel & Luxury Goods 2.5%
NIKE, Inc., Class B	51,000	4,219,740

Total Investments (cost $139,161,350) — 99.5%		168,465,467

Other assets in excess of liabilities — 0.5%		855,416

NET ASSETS — 100.0%		$169,320,883

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)

Common Stocks 99.2%
	Shares	Value

Airlines 0.5%
Ryanair Holdings plc, ADR-IE *	8,232	$437,037

Auto Components 1.7%
Aptiv plc	30,274	1,490,692

Banks 5.2%
JPMorgan Chase & Co.	30,264	2,724,668
US Bancorp	51,640	1,778,998

		4,503,666

Biotechnology 2.5%
Regeneron Pharmaceuticals, Inc. *	4,545	2,219,278

Capital Markets 2.1%
Intercontinental Exchange, Inc.	22,232	1,795,234

Chemicals 4.6%
Novozymes A/S, ADR-DK	41,904	1,906,213
Sherwin-Williams Co. (The)	4,626	2,125,740

		4,031,953

Communications Equipment 2.7%
Arista Networks, Inc. *	11,672	2,364,164

Electric Utilities 0.3%
Eversource Energy	3,268	255,590

Electrical Equipment 3.2%
Vestas Wind Systems A/S, ADR-DK	101,408	2,763,571

Electronic Equipment, Instruments & Components 2.7%
Zebra Technologies Corp., Class A *	12,730	2,337,228

Equity Real Estate Investment Trusts (REITs) 1.1%
Weyerhaeuser Co.	58,314	988,422

Health Care Equipment & Supplies 10.1%
Becton Dickinson and Co.	13,732	3,155,202
Danaher Corp.	19,711	2,728,199
Medtronic plc	33,134	2,988,024

		8,871,425

Health Care Providers & Services 6.7%
AmerisourceBergen Corp.	26,757	2,367,995
Cigna Corp.	19,930	3,531,197

		5,899,192

Hotels, Restaurants & Leisure 3.3%
Compass Group plc, ADR-UK	103,465	1,607,846
Starbucks Corp.	19,619	1,289,753

		2,897,599

Household Products 1.5%
Colgate-Palmolive Co.	19,764	1,311,539

Insurance 3.4%
Progressive Corp. (The)	39,705	2,931,817

Interactive Media & Services 3.9%
Alphabet, Inc., Class A *	2,904	3,374,303

IT Services 5.9%
Accenture plc, Class A	5,287	863,156
Cognizant Technology Solutions Corp., Class A	34,011	1,580,491
Mastercard, Inc., Class A	11,388	2,750,885

		5,194,532

Machinery 2.7%
Stanley Black & Decker, Inc.	23,939	2,393,900

Media 5.6%
Comcast Corp., Class A	94,728	3,256,749

Common Stocks (continued)
	Shares	Value

Media (continued)
Discovery, Inc., Class A *	83,800	$1,629,072

		4,885,821

Multi-Utilities 2.4%
National Grid plc, ADR-UK	35,632	2,076,277

Personal Products 3.0%
Unilever NV, NYRS-UK	54,441	2,656,176

Pharmaceuticals 3.5%
Roche Holding AG, ADR-CH	76,427	3,100,643

Road & Rail 2.0%
CSX Corp.	29,748	1,704,560

Semiconductors & Semiconductor Equipment 4.1%
Texas Instruments, Inc.	36,028	3,600,278

Software 7.7%
Intuit, Inc.	8,167	1,878,410
Microsoft Corp.	30,876	4,869,454

		6,747,864

Specialty Retail 2.1%
Advance Auto Parts, Inc.	19,194	1,791,184

Trading Companies & Distributors 4.7%
United Rentals, Inc. *	20,460	2,105,334
WW Grainger, Inc.	8,044	1,998,934

		4,104,268

Total Investments (cost $73,190,787) — 99.2%		86,728,213

Other assets in excess of liabilities — 0.8%		718,675

NET ASSETS — 100.0%		$87,446,888

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
DK	Denmark
IE	Ireland
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund)

Common Stocks 96.6%
	Shares	Value

ARGENTINA 2.0%
Internet & Direct Marketing Retail 2.0%
MercadoLibre, Inc. *	6,095	$2,977,895

AUSTRALIA 3.8%
Beverages 0.8%
Treasury Wine Estates Ltd.	190,916	1,171,275

Biotechnology 1.1%
CSL Ltd.	9,266	1,680,880

Hotels, Restaurants & Leisure 1.9%
Domino’s Pizza Enterprises Ltd. (a)	88,042	2,747,754

		5,599,909

BRAZIL 2.6%
IT Services 2.6%
StoneCo Ltd., Class A *(a)	176,236	3,836,658

CANADA 7.3%
Food & Staples Retailing 2.0%
Alimentation Couche-Tard, Inc., Class B	124,747	2,938,509

IT Services 2.0%
Shopify, Inc., Class A *	6,851	2,856,387

Road & Rail 0.8%
Canadian National Railway Co.	15,504	1,212,183

Software 2.5%
Constellation Software, Inc.	4,000	3,635,387

		10,642,466

CHINA 15.6%
Diversified Consumer Services 0.9%
TAL Education Group, ADR *	24,957	1,329,210

Entertainment 1.7%
Tencent Music Entertainment Group, ADR *	245,004	2,464,740

Interactive Media & Services 6.6%
Tencent Holdings Ltd.	165,821	8,085,692
Weibo Corp., ADR *(a)	43,157	1,428,928

		9,514,620

Internet & Direct Marketing Retail 6.4%
Alibaba Group Holding Ltd., ADR *	48,346	9,402,330

		22,710,900

DENMARK 15.2%
Air Freight & Logistics 2.8%
DSV Panalpina A/S	45,582	4,150,393

Health Care Equipment & Supplies 7.2%
Ambu A/S, Class B	390,847	9,525,397
Coloplast A/S, Class B	5,879	855,359

		10,380,756

Pharmaceuticals 1.5%
Novo Nordisk A/S, Class B	37,301	2,250,050

Software 3.7%
Netcompany Group A/S Reg. S *(b)	117,196	5,458,473

		22,239,672

GERMANY 10.9%
Diversified Financial Services 1.2%
GRENKE AG	29,903	1,785,826

Internet & Direct Marketing Retail 0.8%
Zalando SE Reg. S *(b)	30,419	1,185,247

IT Services 2.1%
Bechtle AG	23,992	3,132,020

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Semiconductors & Semiconductor Equipment 2.7%
Infineon Technologies AG	265,663	$3,979,271

Software 3.0%
SAP SE	37,231	4,276,098

Textiles, Apparel & Luxury Goods 1.1%
adidas AG	7,170	1,649,443

		16,007,905

HONG KONG 3.8%
Insurance 3.8%
AIA Group Ltd.	619,883	5,576,654

INDIA 3.3%
Banks 3.3%
HDFC Bank Ltd.	427,458	4,809,592

INDONESIA 1.0%
Banks 0.8%
Bank Central Asia Tbk. PT	664,838	1,124,198

Specialty Retail 0.2%
Ace Hardware Indonesia Tbk. PT	3,991,172	317,471

		1,441,669

IRELAND 2.2%
Airlines 0.8%
Ryanair Holdings plc, ADR *	21,433	1,137,878

Building Products 1.4%
Kingspan Group plc	40,161	2,148,611

		3,286,489

ISRAEL 4.6%
IT Services 4.6%
Wix.com Ltd. *	67,135	6,768,551

JAPAN 3.5%
Electronic Equipment, Instruments & Components 2.2%
Keyence Corp.	9,992	3,224,573

Trading Companies & Distributors 1.3%
MonotaRO Co. Ltd. (a)	70,704	1,878,706

		5,103,279

NETHERLANDS 4.8%
Semiconductors & Semiconductor Equipment 4.8%
ASML Holding NV	26,589	7,066,308

NEW ZEALAND 1.4%
Air Freight & Logistics 1.4%
Mainfreight Ltd.	99,735	2,056,135

PHILIPPINES 0.2%
Hotels, Restaurants & Leisure 0.2%
Jollibee Foods Corp.	118,712	244,582

SOUTH AFRICA 1.3%
Diversified Financial Services 1.3%
PSG Group Ltd.	260,210	1,874,098

SWEDEN 6.8%
Building Products 0.7%
Assa Abloy AB, Class B	57,630	1,089,494

Chemicals 1.2%
Hexpol AB	298,900	1,793,637

Electronic Equipment, Instruments & Components 1.1%
Hexagon AB, Class B	37,407	1,595,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund) (Continued)

Common Stocks (continued)
	Shares	Value

SWEDEN (continued)
Machinery 2.2%
Atlas Copco AB, Class A	62,365	$2,095,953
Epiroc AB, Class A	115,700	1,146,982

		3,242,935

Trading Companies & Distributors 1.6%
AddTech AB, Class B (a)	93,034	2,292,382

		10,013,990

SWITZERLAND 4.7%
Capital Markets 1.4%
Partners Group Holding AG	2,950	2,040,457

Chemicals 1.3%
Sika AG (Registered)	12,624	2,088,723

Machinery 1.1%
VAT Group AG Reg. S *(b)	11,212	1,553,338

Software 0.9%
Temenos AG (Registered) *(a)	9,635	1,263,385

		6,945,903

UNITED KINGDOM 1.6%
Industrial Conglomerates 1.6%
DCC plc	37,101	2,339,940

Total Common Stocks (cost $130,753,376)		141,542,595

Repurchase Agreements 0.7%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $894,141, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $912,023.(c)	$894,140	894,140

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $100,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $102,000.(c)	100,000	100,000

Total Repurchase Agreements (cost $994,140)		994,140

Total Investments (cost $131,747,516) — 97.3%		142,536,735

Other assets in excess of liabilities — 2.7%		3,883,728

NET ASSETS — 100.0%		$146,420,463

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $7,753,491, which was collateralized by cash used to purchase repurchase agreements with a total value of $994,140 and by $7,399,013 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $8,393,153.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $8,197,058 which represents 5.60% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $994,140.

ADR	American Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$2,056,135	$4,150,393	$–	$6,206,528
Airlines	1,137,878	–	–	1,137,878
Banks	–	5,933,791	–	5,933,791
Beverages	–	1,171,275	–	1,171,275
Biotechnology	–	1,680,880	–	1,680,880
Building Products	–	3,238,105	–	3,238,105
Capital Markets	–	2,040,457	–	2,040,457
Chemicals	–	3,882,359	–	3,882,359
Diversified Consumer Services	1,329,210	–	–	1,329,210
Diversified Financial Services	–	3,659,924	–	3,659,924
Electronic Equipment, Instruments & Components	–	4,820,115	–	4,820,115
Entertainment	2,464,740	–	–	2,464,740
Food & Staples Retailing	2,938,509	–	–	2,938,509
Health Care Equipment & Supplies	–	10,380,756	–	10,380,756
Hotels, Restaurants & Leisure	–	2,992,336	–	2,992,336
Industrial Conglomerates	–	2,339,940	–	2,339,940
Insurance	–	5,576,654	–	5,576,654
Interactive Media & Services	1,428,928	8,085,693	–	9,514,621
Internet & Direct Marketing Retail	12,380,225	1,185,247	–	13,565,472
IT Services	13,461,596	3,132,020	–	16,593,616
Machinery	–	4,796,273	–	4,796,273
Pharmaceuticals	–	2,250,050	–	2,250,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund) (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (Continued)
Common Stocks (Continued)
Road & Rail	$1,212,183	$–	$–	$1,212,183
Semiconductors & Semiconductor Equipment	–	11,045,578	–	11,045,578
Software	3,635,387	10,997,956	–	14,633,343
Specialty Retail	–	317,471	–	317,471
Textiles, Apparel & Luxury Goods	–	1,649,443	–	1,649,443
Trading Companies & Distributors	–	4,171,088	–	4,171,088
Total Common Stocks	$42,044,791	$99,497,804	$–	$141,542,595
Repurchase Agreements	$–	$994,140	$–	$994,140
Total	$42,044,791	$100,491,944	$–	$142,536,735

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.5%
	Principal Amount	Value

Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$235,908	$239,746
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 4/11/2024	229,414	247,214
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	363,864	363,783

		850,743

Automobiles 0.1%
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/2024	1,600,000	1,550,779
Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, 3/15/2023	1,400,000	1,385,734

		2,936,513

Credit Card 0.4%
BA Credit Card Trust, Series 2018-A3, Class A3, 3.10%, 12/15/2023	3,500,000	3,567,804
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,100,000	1,099,890
Series 2018-A6, Class A6, 3.21%, 12/7/2024	2,000,000	2,091,285
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/2022	1,750,000	1,749,650

		8,508,629

Total Asset-Backed Securities (cost $12,156,981)		12,295,885

Commercial Mortgage-Backed Securities 2.2%
	Principal Amount	Value

BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	1,375,000	1,456,908
Benchmark Mortgage Trust
Series 2018-B4, Class A2, 3.98%, 7/15/2051	500,000	525,829
Series 2018-B4, Class A5, 4.12%, 7/15/2051(a)	1,000,000	1,113,608
Series 2019-B11, Class A4, 3.28%, 5/15/2052	3,000,000	3,168,434
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AS, 4.02%, 10/10/2047	1,500,000	1,528,585
Series 2016-P5, Class A4, 2.94%, 10/10/2049	600,000	603,839
Series 2017-P7, Class A4, 3.71%, 4/14/2050	1,500,000	1,586,025
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	2,940,000	2,949,262
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 5/15/2045	1,631,237	1,645,562
Series 2013-CR8, Class A5, 3.61%, 6/10/2046(a)	1,000,000	1,037,993
Series 2014-UBS2, Class A5, 3.96%, 3/10/2047	1,500,000	1,563,061
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	1,500,000	1,559,150

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

COMM Mortgage Trust (continued)
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	$1,000,000	$1,025,850
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	1,000,000	1,050,414
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 4/15/2051(a)	1,250,000	1,330,348
FHLMC Multifamily Structured Pass-Through Certificates REMICS
Series K013, Class A2, 3.97%, 1/25/2021(a)	500,000	508,369
Series K020, Class A2, 2.37%, 5/25/2022	1,500,000	1,530,576
Series K024, Class A2, 2.57%, 9/25/2022	100,000	102,892
Series K026, Class A2, 2.51%, 11/25/2022	900,000	926,224
Series K031, Class A2, 3.30%, 4/25/2023(a)	400,000	424,520
Series K033, Class A2, 3.06%, 7/25/2023(a)	950,000	1,004,018
Series K034, Class A2, 3.53%, 7/25/2023(a)	5,400,000	5,787,659
Series K038, Class A1, 2.60%, 10/25/2023	127,634	130,632
Series K037, Class A2, 3.49%, 1/25/2024	800,000	862,361
Series K069, Class A2, 3.19%, 9/25/2027(a)	2,500,000	2,810,760
FNMA ACES REMICS
Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	122,935	124,205
Series 2013-M6, Class 1AC, 3.47%, 2/25/2043(a)	214,275	233,568
GS Mortgage Securities Trust
Series 2012-GCJ7, Class A4, 3.38%, 5/10/2045	1,940,939	1,959,373
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,500,000	1,539,014
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	195,892	199,445
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,000,000	1,058,246
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.08%, 7/15/2046(a)	500,000	526,871
Series 2015-C24, Class A4, 3.73%, 5/15/2048	1,000,000	1,060,916
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/2052	1,180,000	1,246,253
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,500,000	2,536,580
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048	1,500,000	1,549,317
Series 2017-C40, Class A4, 3.58%, 10/15/2050	1,500,000	1,574,613
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5, 3.34%, 6/15/2046	1,750,000	1,778,218
Series 2013-C15, Class A4, 4.15%, 8/15/2046(a)	1,175,000	1,224,273

Total Commercial Mortgage-Backed Securities (cost $52,003,440)		52,843,771

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds 24.2%
	Principal Amount	Value

Aerospace & Defense 0.5%
Boeing Co. (The), 2.30%, 8/1/2021	$200,000	$193,519
2.25%, 6/15/2026	500,000	440,526
2.70%, 2/1/2027	35,000	32,094
3.20%, 3/1/2029(b)	500,000	460,638
2.95%, 2/1/2030(b)	85,000	79,666
3.25%, 2/1/2035	100,000	86,480
3.30%, 3/1/2035(b)	130,000	113,553
3.75%, 2/1/2050	340,000	310,289
3.95%, 8/1/2059	100,000	89,749
Embraer Netherlands Finance BV, 5.40%, 2/1/2027	500,000	440,505
General Dynamics Corp., 3.88%, 7/15/2021	100,000	101,677
2.63%, 11/15/2027(b)	500,000	505,387
3.63%, 4/1/2030	200,000	222,344
4.25%, 4/1/2050	200,000	251,838
L3Harris Technologies, Inc., 3.95%, 5/28/2024(c)	257,000	269,339
2.90%, 12/15/2029	100,000	93,327
4.85%, 4/27/2035	90,000	97,386
Lockheed Martin Corp., 2.90%, 3/1/2025	500,000	506,563
3.55%, 1/15/2026(b)	250,000	267,847
3.60%, 3/1/2035	110,000	120,284
4.07%, 12/15/2042	393,000	453,880
4.70%, 5/15/2046	250,000	307,563
Northrop Grumman Corp., 3.50%, 3/15/2021	500,000	502,259
4.75%, 6/1/2043	250,000	299,534
4.03%, 10/15/2047	500,000	574,043
Raytheon Co., 3.15%, 12/15/2024(b)	145,000	150,775
4.70%, 12/15/2041	150,000	174,921
Rockwell Collins, Inc., 3.50%, 3/15/2027	1,000,000	1,033,467
Textron, Inc., 4.30%, 3/1/2024	250,000	254,416
United Technologies Corp., 3.95%, 8/16/2025	400,000	436,637
4.13%, 11/16/2028	250,000	274,438
6.13%, 7/15/2038	400,000	574,817
4.50%, 6/1/2042	700,000	808,625
4.15%, 5/15/2045	250,000	271,632
4.63%, 11/16/2048(b)	500,000	590,883

		11,390,901

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 4/1/2026	85,000	86,007
3.30%, 3/15/2027	70,000	69,573
3.10%, 8/5/2029(b)	100,000	98,176
3.90%, 2/1/2035	380,000	371,126
3.88%, 8/1/2042	50,000	43,760
4.55%, 4/1/2046	500,000	475,359
United Parcel Service, Inc., 2.20%, 9/1/2024(b)	40,000	40,871
6.20%, 1/15/2038	295,000	383,875
3.40%, 9/1/2049	320,000	321,633
5.30%, 4/1/2050	150,000	196,508

		2,086,888

Airlines 0.0%†
Delta Air Lines, Inc., 3.63%, 3/15/2022	250,000	230,893
3.75%, 10/28/2029(b)	250,000	201,256
Southwest Airlines Co., 2.63%, 2/10/2030(b)	400,000	335,248

		767,397

Corporate Bonds (continued)
	Principal Amount	Value

Auto Components 0.0%†
Aptiv Corp., 4.15%, 3/15/2024(b)	$475,000	$466,334
Aptiv plc, 5.40%, 3/15/2049(b)	150,000	130,331
BorgWarner, Inc., 3.38%, 3/15/2025(b)	135,000	132,102
Lear Corp., 5.25%, 5/15/2049	150,000	130,194

		858,961

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/2031	250,000	337,887
Ford Motor Co., 4.75%, 1/15/2043	62,000	35,185
5.29%, 12/8/2046	180,000	107,100
General Motors Co., 4.20%, 10/1/2027	250,000	206,575
5.15%, 4/1/2038	250,000	180,806
5.20%, 4/1/2045	250,000	197,949
6.75%, 4/1/2046	35,000	27,961
5.40%, 4/1/2048	250,000	182,070

		1,275,533

Banks 4.7%
Australia & New Zealand Banking Group Ltd., 3.30%, 5/17/2021(b)	1,500,000	1,513,965
2.05%, 11/21/2022	250,000	250,447
Banco Santander SA, 3.50%, 4/11/2022	800,000	791,480
3.80%, 2/23/2028	600,000	588,244
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022(d)	500,000	505,941
3.30%, 1/11/2023	500,000	518,020
4.10%, 7/24/2023	250,000	266,347
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(d)	1,515,000	1,545,597
4.00%, 4/1/2024	350,000	370,959
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024(d)	400,000	418,513
Series L, 3.95%, 4/21/2025	310,000	325,899
3.88%, 8/1/2025	250,000	265,689
4.45%, 3/3/2026	125,000	134,630
3.50%, 4/19/2026	290,000	308,023
4.25%, 10/22/2026	435,000	462,363
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(d)	1,500,000	1,569,638
3.25%, 10/21/2027	500,000	512,257
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(d)	500,000	518,176
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(d)	1,000,000	1,031,538
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(d)	200,000	199,929
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031(d)	300,000	290,078
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(d)	250,000	287,497
5.88%, 2/7/2042	250,000	351,910
5.00%, 1/21/2044	350,000	444,686
Series L, 4.75%, 4/21/2045	250,000	284,016
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(d)	500,000	560,369
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050(b)(d)	500,000	589,584
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051(d)	300,000	343,406

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Bank of America NA,
(ICE LIBOR USD 3 Month + 0.65%), 3.34%, 1/25/2023(d)	$500,000	$499,719
Bank of Montreal, 1.90%, 8/27/2021	1,000,000	1,002,329
Bank of Nova Scotia (The), 2.80%, 7/21/2021(b)	500,000	505,586
2.45%, 9/19/2022(b)	1,000,000	1,008,169
Barclays plc, 3.20%, 8/10/2021	400,000	395,904
3.65%, 3/16/2025(b)	360,000	352,077
4.34%, 1/10/2028	1,000,000	1,016,535
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(b)(d)	200,000	209,000
5.25%, 8/17/2045(b)	205,000	226,849
4.95%, 1/10/2047	200,000	218,560
BBVA USA, 3.88%, 4/10/2025	500,000	473,270
Canadian Imperial Bank of Commerce,
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(b)(d)	500,000	501,772
Capital One Bank USA NA,
(SOFR + 0.62%), 2.01%, 1/27/2023(d)	300,000	293,193
(SOFR + 0.91%), 2.28%, 1/28/2026(d)	500,000	449,747
Citigroup, Inc., 2.35%, 8/2/2021	500,000	500,835
4.50%, 1/14/2022	650,000	674,808
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(d)	500,000	503,844
3.88%, 10/25/2023(b)	750,000	771,127
3.75%, 6/16/2024(b)	500,000	506,254
3.30%, 4/27/2025	560,000	566,334
4.60%, 3/9/2026	350,000	371,250
3.40%, 5/1/2026	500,000	520,939
4.30%, 11/20/2026	500,000	523,063
4.45%, 9/29/2027	500,000	522,012
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(d)	500,000	514,263
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(d)	1,500,000	1,500,596
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030(d)	500,000	532,845
(SOFR + 1.42%), 2.98%, 11/5/2030(d)	200,000	195,321
6.63%, 6/15/2032	333,000	400,857
8.13%, 7/15/2039	350,000	548,992
6.68%, 9/13/2043	250,000	327,656
4.65%, 7/23/2048(b)	200,000	240,429
Citizens Bank NA, 2.65%, 5/26/2022	250,000	249,513
Citizens Financial Group, Inc., 2.50%, 2/6/2030	170,000	150,218
Comerica, Inc., 4.00%, 2/1/2029(b)	250,000	251,794
Cooperatieve Rabobank UA, 2.75%, 1/10/2022	500,000	503,183
4.63%, 12/1/2023	250,000	258,455
3.38%, 5/21/2025	250,000	263,370
5.25%, 5/24/2041(b)	175,000	230,983
5.25%, 8/4/2045	250,000	303,395
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/2022	440,000	445,830
3.75%, 3/26/2025	390,000	385,004
4.55%, 4/17/2026	500,000	523,805
Discover Bank, 4.20%, 8/8/2023(b)	500,000	526,424
2.45%, 9/12/2024	300,000	283,151
2.70%, 2/6/2030	310,000	267,353

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Fifth Third Bancorp, 3.50%, 3/15/2022	$700,000	$704,357
2.60%, 6/15/2022(b)	500,000	494,189
Fifth Third Bank, 1.80%, 1/30/2023(b)	250,000	246,886
3.95%, 7/28/2025	200,000	210,374
2.25%, 2/1/2027	295,000	278,931
First Republic Bank, 2.50%, 6/6/2022	750,000	722,006
HSBC Holdings plc, 3.40%, 3/8/2021	2,000,000	2,010,998
5.10%, 4/5/2021	500,000	511,208
4.25%, 3/14/2024(b)	500,000	513,080
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(d)	200,000	204,938
4.30%, 3/8/2026	500,000	531,024
3.90%, 5/25/2026(b)	500,000	508,587
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030(d)	200,000	204,867
6.50%, 5/2/2036	400,000	472,440
6.50%, 9/15/2037	600,000	721,453
6.80%, 6/1/2038	200,000	243,615
5.25%, 3/14/2044	250,000	274,845
HSBC USA, Inc., 3.50%, 6/23/2024	500,000	502,781
Huntington Bancshares, Inc., 3.15%, 3/14/2021	395,000	396,021
2.55%, 2/4/2030	200,000	178,553
ING Groep NV, 4.10%, 10/2/2023	500,000	513,149
4.55%, 10/2/2028	200,000	212,323
JPMorgan Chase & Co., 2.55%, 3/1/2021	500,000	501,196
4.63%, 5/10/2021	500,000	513,841
2.30%, 8/15/2021	1,000,000	998,966
3.25%, 9/23/2022(b)	500,000	515,656
(ICE LIBOR USD 3 Month + 0.70%), 3.21%, 4/1/2023(d)	1,000,000	1,017,215
3.38%, 5/1/2023	250,000	261,312
2.70%, 5/18/2023	500,000	513,152
3.88%, 9/10/2024	1,000,000	1,054,454
3.13%, 1/23/2025	500,000	518,670
(ICE LIBOR USD 3 Month + 1.16%), 3.22%, 3/1/2025(d)	200,000	207,645
(SOFR + 1.16%), 2.30%, 10/15/2025(d)	250,000	248,752
3.30%, 4/1/2026	500,000	519,192
8.00%, 4/29/2027	290,000	369,989
4.25%, 10/1/2027	500,000	544,312
(ICE LIBOR USD 3 Month + 1.38%), 3.54%, 5/1/2028(d)	500,000	514,529
(ICE LIBOR USD 3 Month + 1.12%), 4.01%, 4/23/2029(d)	1,000,000	1,073,630
5.60%, 7/15/2041	400,000	531,627
5.40%, 1/6/2042	500,000	661,989
4.85%, 2/1/2044	500,000	598,209
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(d)	750,000	867,526
(ICE LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/2048(d)	500,000	578,521
KeyBank NA, 3.30%, 2/1/2022(b)	500,000	506,658
6.95%, 2/1/2028	225,000	270,123
KeyCorp, 2.25%, 4/6/2027	50,000	46,418
2.55%, 10/1/2029	250,000	223,175
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	211,948
3.00%, 1/13/2026	500,000	543,999

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Kreditanstalt fuer Wiederaufbau, 1.63%, 3/15/2021	$500,000	$505,025
1.50%, 6/15/2021	500,000	505,810
2.00%, 11/30/2021	1,000,000	1,024,977
2.13%, 6/15/2022	2,000,000	2,067,562
1.75%, 8/22/2022	1,000,000	1,027,485
2.38%, 12/29/2022	1,250,000	1,310,290
2.63%, 2/28/2024	2,500,000	2,693,579
0.00%, 6/29/2037(e)	750,000	588,302
Landwirtschaftliche Rentenbank,
Series 36, 2.00%, 12/6/2021	250,000	256,217
1.75%, 7/27/2026	1,000,000	1,058,380
Lloyds Banking Group plc,
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(d)	400,000	394,426
4.50%, 11/4/2024	205,000	206,500
4.58%, 12/10/2025	350,000	354,012
4.65%, 3/24/2026	500,000	510,449
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028(b)(d)	1,000,000	992,223
Mitsubishi UFJ Financial Group, Inc., 3.22%, 3/7/2022(b)	500,000	508,106
2.62%, 7/18/2022	500,000	498,653
3.46%, 3/2/2023	750,000	769,348
3.85%, 3/1/2026	750,000	764,912
3.74%, 3/7/2029(b)	1,000,000	1,069,766
3.20%, 7/18/2029	500,000	508,407
Mizuho Financial Group, Inc., 2.95%, 2/28/2022	500,000	501,730
(ICE LIBOR USD 3 Month + 1.10%), 2.55%, 9/13/2025(d)	455,000	449,330
3.17%, 9/11/2027	750,000	751,109
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	400,000	366,312
National Australia Bank Ltd., 2.50%, 7/12/2026	750,000	751,569
Oesterreichische Kontrollbank AG, 1.63%, 9/17/2022(b)	1,000,000	1,024,288
PNC Bank NA, 2.95%, 1/30/2023	250,000	253,553
3.80%, 7/25/2023	500,000	527,842
2.95%, 2/23/2025	500,000	509,518
PNC Financial Services Group, Inc. (The), 3.30%, 3/8/2022	500,000	507,374
2.55%, 1/22/2030	500,000	483,586
Regions Financial Corp., 2.75%, 8/14/2022	750,000	741,814
Royal Bank of Canada, 1.95%, 1/17/2023	170,000	168,270
2.55%, 7/16/2024(b)	350,000	355,902
2.25%, 11/1/2024	500,000	502,415
Royal Bank of Scotland Group plc, 6.13%, 12/15/2022(b)	500,000	516,474
3.88%, 9/12/2023	365,000	374,615
4.80%, 4/5/2026	500,000	496,876
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029(d)	250,000	264,587
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030(d)	500,000	498,078
Santander Holdings USA, Inc., 3.50%, 6/7/2024	500,000	488,021
Santander UK plc, 4.00%, 3/13/2024	500,000	507,259
Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/2021	500,000	500,716
2.78%, 7/12/2022	1,000,000	996,854
2.45%, 9/27/2024(b)	500,000	495,867
2.63%, 7/14/2026	750,000	731,233
3.35%, 10/18/2027	500,000	475,122

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc., (continued) 3.20%, 9/17/2029	$500,000	$509,037
Toronto-Dominion Bank (The), 1.90%, 12/1/2022	500,000	499,176
3.25%, 3/11/2024(b)	500,000	526,836
Truist Bank, 2.15%, 12/6/2024	400,000	396,155
3.63%, 9/16/2025	250,000	260,498
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.64%, 9/17/2029(d)	250,000	238,896
Truist Financial Corp., 3.05%, 6/20/2022	500,000	510,093
2.85%, 10/26/2024(b)	250,000	252,849
4.00%, 5/1/2025	1,000,000	1,053,222
US Bancorp, 4.13%, 5/24/2021	150,000	153,592
Series V, 2.63%, 1/24/2022	250,000	253,445
3.90%, 4/26/2028(b)	500,000	537,847
US Bank NA, 2.80%, 1/27/2025	1,000,000	1,032,247
Wells Fargo & Co., 2.50%, 3/4/2021	500,000	500,087
2.63%, 7/22/2022	500,000	501,621
3.07%, 1/24/2023	400,000	404,232
3.75%, 1/24/2024	2,000,000	2,113,652
3.00%, 2/19/2025	825,000	841,038
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(d)	250,000	244,921
3.00%, 4/22/2026	500,000	508,723
4.30%, 7/22/2027	100,000	106,519
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031(d)	250,000	239,141
5.38%, 2/7/2035	457,000	538,358
5.95%, 12/15/2036¥	275,000	345,126
5.38%, 11/2/2043	250,000	293,067
5.61%, 1/15/2044	388,000	464,496
3.90%, 5/1/2045(b)	250,000	272,364
4.90%, 11/17/2045	500,000	570,014
4.40%, 6/14/2046	350,000	375,884
4.75%, 12/7/2046	250,000	276,312
(ICE LIBOR USD 3 Month + 4.24%), 5.01%, 4/4/2051(d)	500,000	638,401
Wells Fargo Bank NA,
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022(d)	500,000	499,807
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(d)	1,000,000	995,308
Westpac Banking Corp., 2.10%, 5/13/2021(b)	500,000	500,033
2.00%, 1/13/2023(b)	30,000	29,658
3.40%, 1/25/2028(b)	500,000	538,474
2.65%, 1/16/2030	120,000	119,559
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(d)	500,000	484,674
Zions Bancorp NA, 3.25%, 10/29/2029	250,000	211,864

		112,527,112

Beverages 0.6%
Anheuser-Busch Cos. LLC, 3.65%, 2/1/2026	750,000	786,362
4.70%, 2/1/2036	500,000	523,621
4.90%, 2/1/2046	770,000	838,656
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/1/2044	150,000	156,964

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc., (continued) 4.15%, 1/23/2025	$1,500,000	$1,610,264
4.00%, 4/13/2028	250,000	263,575
4.60%, 4/15/2048	500,000	528,977
4.44%, 10/6/2048	581,000	592,706
5.55%, 1/23/2049	1,000,000	1,175,395
5.80%, 1/23/2059	200,000	244,633
Coca-Cola Co. (The), 3.20%, 11/1/2023(b)	550,000	611,716
1.75%, 9/6/2024(b)	500,000	522,513
2.90%, 5/25/2027(b)	500,000	524,600
Constellation Brands, Inc., 3.50%, 5/9/2027	500,000	468,806
3.60%, 2/15/2028	400,000	391,227
Diageo Capital plc, 2.63%, 4/29/2023(b)	500,000	504,712
2.38%, 10/24/2029	210,000	201,790
Diageo Investment Corp., 7.45%, 4/15/2035	250,000	369,148
Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/2050	200,000	187,345
Keurig Dr Pepper, Inc., 4.60%, 5/25/2028	750,000	820,390
5.09%, 5/25/2048(b)	250,000	311,267
Molson Coors Beverage Co., 3.00%, 7/15/2026	190,000	179,503
5.00%, 5/1/2042	250,000	242,368
PepsiCo, Inc., 2.85%, 2/24/2026(b)	150,000	158,071
2.75%, 3/19/2030	400,000	426,550
4.25%, 10/22/2044	500,000	572,717
4.45%, 4/14/2046	500,000	646,157
3.63%, 3/19/2050	300,000	356,173

		14,216,206

Biotechnology 0.5%
AbbVie, Inc., 2.15%, 11/19/2021(c)	300,000	299,595
2.30%, 11/21/2022(c)	200,000	200,157
2.60%, 11/21/2024(c)	400,000	403,864
3.20%, 5/14/2026	1,020,000	1,014,004
2.95%, 11/21/2026(c)	200,000	200,918
3.20%, 11/21/2029(c)	350,000	351,438
4.50%, 5/14/2035	500,000	567,142
4.30%, 5/14/2036	250,000	269,832
4.05%, 11/21/2039(c)	580,000	596,593
4.40%, 11/6/2042	625,000	693,696
4.25%, 11/21/2049(c)	675,000	717,080
Amgen, Inc., 2.45%, 2/21/2030	400,000	393,417
4.40%, 5/1/2045	200,000	234,774
4.56%, 6/15/2048(b)	524,000	640,916
4.66%, 6/15/2051	618,000	777,116
Baxalta, Inc., 4.00%, 6/23/2025	60,000	62,988
Biogen, Inc., 3.63%, 9/15/2022	500,000	513,539
4.05%, 9/15/2025	195,000	206,173
5.20%, 9/15/2045	250,000	322,694
Gilead Sciences, Inc., 4.50%, 4/1/2021	200,000	202,774
3.70%, 4/1/2024(b)	1,000,000	1,048,826
3.50%, 2/1/2025	240,000	253,239
3.65%, 3/1/2026	145,000	156,798
4.50%, 2/1/2045	500,000	607,766
4.75%, 3/1/2046	500,000	638,510

		11,373,849

Corporate Bonds (continued)
	Principal Amount	Value

Building Products 0.1%
Allegion plc, 3.50%, 10/1/2029	$250,000	$242,170
Carrier Global Corp., 1.92%, 2/15/2023(c)	95,000	93,526
2.24%, 2/15/2025(c)	120,000	116,572
2.49%, 2/15/2027(c)	135,000	128,775
2.72%, 2/15/2030(c)	200,000	184,287
Fortune Brands Home & Security, Inc., 3.25%, 9/15/2029	250,000	238,772
Johnson Controls International plc, 3.90%, 2/14/2026(b)	183,000	199,146
4.63%, 7/2/2044(f)	350,000	341,583
Owens Corning, 4.30%, 7/15/2047	350,000	298,738

		1,843,569

Capital Markets 1.3%
Bank of New York Mellon Corp. (The), 3.25%, 9/11/2024(b)	750,000	780,345
2.10%, 10/24/2024	250,000	251,504
Series G, 3.00%, 2/24/2025	205,000	210,052
3.00%, 10/30/2028(b)	500,000	496,448
Brookfield Finance, Inc., 4.25%, 6/2/2026	500,000	524,329
4.85%, 3/29/2029	300,000	318,277
Charles Schwab Corp. (The), 4.00%, 2/1/2029	500,000	513,792
CME Group, Inc., 3.00%, 3/15/2025(b)	500,000	515,904
Credit Suisse AG, 2.10%, 11/12/2021	1,145,000	1,141,702
3.63%, 9/9/2024	250,000	264,012
Credit Suisse USA, Inc., 7.13%, 7/15/2032	55,000	78,102
Deutsche Bank AG, 3.95%, 2/27/2023	750,000	745,000
3.70%, 5/30/2024	470,000	424,157
(SOFR + 2.58%), 3.96%, 11/26/2025(d)	200,000	184,360
Franklin Resources, Inc., 2.80%, 9/15/2022	500,000	491,220
Goldman Sachs Group, Inc. (The), 5.25%, 7/27/2021	500,000	516,037
2.35%, 11/15/2021	500,000	499,390
5.75%, 1/24/2022	1,000,000	1,059,460
3.63%, 1/22/2023(b)	750,000	769,666
3.20%, 2/23/2023(b)	500,000	509,308
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(d)	1,000,000	1,002,874
3.85%, 7/8/2024	385,000	401,407
3.50%, 4/1/2025	670,000	684,891
3.75%, 5/22/2025	500,000	517,575
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(d)	250,000	256,690
6.45%, 5/1/2036	400,000	487,781
6.75%, 10/1/2037	150,000	198,565
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)	500,000	501,579
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(d)	500,000	522,879
6.25%, 2/1/2041	350,000	471,075
4.80%, 7/8/2044	500,000	559,862
4.75%, 10/21/2045(b)	350,000	414,942
Intercontinental Exchange, Inc., 4.00%, 10/15/2023	500,000	536,315
3.75%, 12/1/2025	160,000	157,851
4.25%, 9/21/2048	250,000	290,000
Jefferies Group LLC, 5.13%, 1/20/2023	250,000	254,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets (continued)
Jefferies Group LLC, (continued)
4.85%, 1/15/2027	$500,000	$494,957
Legg Mason, Inc.,
4.75%, 3/15/2026	500,000	500,854
Moody’s Corp.,
4.50%, 9/1/2022	150,000	153,761
Morgan Stanley,
5.50%, 7/28/2021	250,000	259,574
4.88%, 11/1/2022	500,000	524,693
4.10%, 5/22/2023	650,000	663,453
Series F, 3.88%, 4/29/2024	625,000	656,613
4.00%, 7/23/2025	215,000	226,622
3.13%, 7/27/2026	500,000	512,733
4.35%, 9/8/2026	500,000	529,636
3.63%, 1/20/2027	750,000	802,435
3.95%, 4/23/2027	500,000	526,570
(ICE LIBOR USD 3 Month + 1.34%),
3.59%, 7/22/2028(d)	500,000	507,687
(ICE LIBOR USD 3 Month + 1.14%),
3.77%, 1/24/2029(d)	1,000,000	1,053,482
(ICE LIBOR USD 3 Month + 1.63%),
4.43%, 1/23/2030(d)	1,000,000	1,110,151
(SOFR + 3.12%), 3.62%, 4/1/2031(d)	620,000	648,483
7.25%, 4/1/2032	324,000	463,112
4.30%, 1/27/2045	300,000	347,232
Raymond James Financial, Inc.,
4.95%, 7/15/2046	250,000	287,596
S&P Global, Inc.,
4.40%, 2/15/2026	500,000	554,745
2.50%, 12/1/2029	80,000	78,203
3.25%, 12/1/2049	65,000	64,249
State Street Corp.,
3.70%, 11/20/2023(b)	500,000	503,992
3.30%, 12/16/2024	310,000	320,498
2.40%, 1/24/2030	200,000	188,310
TD Ameritrade Holding Corp.,
2.95%, 4/1/2022	500,000	488,620

		30,020,144

Chemicals 0.4%
Dow Chemical Co. (The),
3.50%, 10/1/2024(b)	500,000	494,389
9.40%, 5/15/2039	260,000	391,001
4.80%, 5/15/2049(b)	350,000	361,329
DuPont de Nemours, Inc.,
5.42%, 11/15/2048(b)	500,000	550,134
Eastman Chemical Co.,
3.60%, 8/15/2022	100,000	101,093
4.65%, 10/15/2044	350,000	375,646
Ecolab, Inc.,
4.35%, 12/8/2021	122,000	121,000
3.25%, 1/14/2023(b)	500,000	499,122
FMC Corp.,
3.45%, 10/1/2029	60,000	56,669
4.50%, 10/1/2049	85,000	82,057
Lubrizol Corp. (The),
6.50%, 10/1/2034(b)	147,000	224,504
LyondellBasell Industries NV,
6.00%, 11/15/2021	500,000	516,943
4.63%, 2/26/2055	250,000	232,006
Mosaic Co. (The),
3.75%, 11/15/2021	250,000	226,237
4.25%, 11/15/2023	250,000	236,831
4.05%, 11/15/2027(b)	250,000	212,999
Nutrien Ltd.,
3.15%, 10/1/2022	50,000	50,034
3.00%, 4/1/2025	150,000	143,308
5.88%, 12/1/2036	125,000	142,512
6.13%, 1/15/2041	150,000	184,849

Corporate Bonds (continued)
	Principal Amount	Value

Chemicals (continued)
Nutrien Ltd., (continued)
5.25%, 1/15/2045	$350,000	$384,794
PPG Industries, Inc.,
2.80%, 8/15/2029(b)	500,000	480,174
Praxair, Inc.,
4.05%, 3/15/2021	200,000	203,342
3.00%, 9/1/2021(b)	450,000	457,933
3.20%, 1/30/2026	250,000	264,571
RPM International, Inc.,
3.45%, 11/15/2022	350,000	352,032
Sherwin-Williams Co. (The),
3.95%, 1/15/2026	1,000,000	1,051,675
2.95%, 8/15/2029	200,000	196,126
Westlake Chemical Corp.,
4.38%, 11/15/2047	200,000	161,992

		8,755,302

Commercial Services & Supplies 0.1%
Republic Services, Inc.,
5.25%, 11/15/2021	800,000	841,366
3.20%, 3/15/2025	500,000	515,255
Waste Management, Inc.,
3.50%, 5/15/2024	500,000	519,376
3.90%, 3/1/2035	130,000	143,012
4.15%, 7/15/2049	250,000	287,085

		2,306,094

Communications Equipment 0.1%
Cisco Systems, Inc.,
3.50%, 6/15/2025(b)	400,000	440,305
5.90%, 2/15/2039(b)	500,000	718,310
Motorola Solutions, Inc.,
4.00%, 9/1/2024(b)	500,000	495,077

		1,653,692

Construction Materials 0.0%†
Vulcan Materials Co.,
4.50%, 6/15/2047	250,000	251,625

Consumer Finance 0.6%
AerCap Ireland Capital DAC,
3.95%, 2/1/2022	750,000	679,248
3.88%, 1/23/2028(b)	500,000	380,917
Ally Financial, Inc.,
4.13%, 2/13/2022	100,000	96,219
4.63%, 5/19/2022(b)	100,000	96,500
3.88%, 5/21/2024	600,000	540,000
4.63%, 3/30/2025	100,000	95,573
8.00%, 11/1/2031	150,000	173,805
American Express Co.,
2.75%, 5/20/2022	1,000,000	1,016,276
3.00%, 10/30/2024(b)	500,000	511,453
3.63%, 12/5/2024(b)	500,000	514,686
American Honda Finance Corp.,
1.95%, 5/20/2022	100,000	98,551
2.60%, 11/16/2022	500,000	494,650
1.95%, 5/10/2023	175,000	170,663
2.15%, 9/10/2024(b)	500,000	488,019
2.35%, 1/8/2027(b)	100,000	94,209
Capital One Financial Corp.,
4.75%, 7/15/2021(b)	300,000	308,716
3.20%, 1/30/2023	1,000,000	988,411
3.75%, 4/24/2024	700,000	704,378
3.75%, 7/28/2026	250,000	233,466
Caterpillar Financial Services Corp.,
2.85%, 6/1/2022(b)	500,000	507,600
3.30%, 6/9/2024(b)	250,000	257,761
3.25%, 12/1/2024(b)	500,000	518,299

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Consumer Finance (continued)
Discover Financial Services,
4.10%, 2/9/2027	$250,000	$244,987
General Motors Financial Co., Inc.,
4.38%, 9/25/2021	500,000	460,375
4.20%, 11/6/2021	500,000	477,222
3.55%, 7/8/2022	400,000	371,969
5.25%, 3/1/2026	1,055,000	930,423
John Deere Capital Corp.,
3.13%, 9/10/2021	250,000	253,951
2.65%, 1/6/2022(b)	640,000	646,234
2.25%, 9/14/2026(b)	250,000	244,159
Synchrony Financial,
4.25%, 8/15/2024	350,000	336,936
4.50%, 7/23/2025	375,000	366,724
Toyota Motor Credit Corp.,
2.60%, 1/11/2022	500,000	502,576
3.30%, 1/12/2022	500,000	505,545
1.80%, 2/13/2025	500,000	482,404
3.20%, 1/11/2027	200,000	204,281

		14,997,186

Containers & Packaging 0.1%
International Paper Co.,
3.80%, 1/15/2026	500,000	516,267
6.00%, 11/15/2041	550,000	707,078
Packaging Corp. of America,
4.50%, 11/1/2023	250,000	270,804
3.00%, 12/15/2029	50,000	49,201
4.05%, 12/15/2049(b)	100,000	99,063
WRKCo, Inc.,
4.90%, 3/15/2029(b)	250,000	268,852

		1,911,265

Diversified Consumer Services 0.0%†
American University (The),
Series 2019, 3.67%, 4/1/2049	35,000	37,654
George Washington University (The),
Series 2018, 4.13%, 9/15/2048	73,000	72,601
Georgetown University (The),
Series 20A, 2.94%, 4/1/2050	35,000	30,400
Massachusetts Institute of Technology,
5.60%, 7/1/2111	100,000	163,326
4.68%, 7/1/2114	75,000	102,764
President & Fellows of Harvard College,
3.15%, 7/15/2046	75,000	75,424
3.30%, 7/15/2056	200,000	214,787
Trustees of Boston University,
Series CC, 4.06%, 10/1/2048	16,000	19,359

		716,315

Diversified Financial Services 0.4%
Berkshire Hathaway, Inc.,
3.40%, 1/31/2022(b)	500,000	521,995
4.50%, 2/11/2043	250,000	308,332
Block Financial LLC,
5.50%, 11/1/2022	250,000	251,411
Equitable Holdings, Inc.,
7.00%, 4/1/2028	133,000	151,891
4.35%, 4/20/2028	650,000	631,936
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/2025	248,000	246,764
4.42%, 11/15/2035	1,283,000	1,369,064
Jefferies Financial Group, Inc.,
5.50%, 10/18/2023	250,000	252,987
National Rural Utilities Cooperative Finance Corp.,
3.70%, 3/15/2029	500,000	560,055
2.40%, 3/15/2030	185,000	183,639

Corporate Bonds (continued)
	Principal Amount	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp., (continued) 8.00%, 3/1/2032	$159,000	$240,898
Shell International Finance BV,
3.40%, 8/12/2023	1,000,000	1,042,688
2.88%, 5/10/2026	500,000	515,171
2.38%, 11/7/2029	250,000	246,527
4.13%, 5/11/2035	500,000	580,005
6.38%, 12/15/2038	250,000	345,130
4.55%, 8/12/2043	500,000	579,970
3.75%, 9/12/2046	500,000	534,690
Voya Financial, Inc.,
3.65%, 6/15/2026(b)	250,000	250,376

		8,813,529

Diversified Telecommunication Services 0.9%
AT&T, Inc.,
3.80%, 3/15/2022(b)	750,000	757,856
3.00%, 6/30/2022	500,000	504,350
4.45%, 4/1/2024	500,000	532,385
3.95%, 1/15/2025(b)	500,000	527,994
3.40%, 5/15/2025	250,000	260,050
3.60%, 7/15/2025	500,000	529,749
4.13%, 2/17/2026	250,000	264,867
3.80%, 2/15/2027	500,000	521,756
4.35%, 3/1/2029	1,000,000	1,078,895
4.50%, 5/15/2035	310,000	330,389
5.25%, 3/1/2037	750,000	875,018
4.85%, 3/1/2039	500,000	560,743
5.35%, 9/1/2040	395,000	455,762
5.55%, 8/15/2041	400,000	454,972
5.38%, 10/15/2041(b)	200,000	226,815
5.15%, 3/15/2042	150,000	172,440
4.30%, 12/15/2042	603,000	636,208
4.65%, 6/1/2044	250,000	262,144
4.80%, 6/15/2044	500,000	545,226
4.35%, 6/15/2045	173,000	182,696
4.75%, 5/15/2046	500,000	552,960
5.15%, 11/15/2046	251,000	294,806
4.50%, 3/9/2048(b)	366,000	396,350
British Telecommunications plc,
9.63%, 12/15/2030(f)	250,000	390,658
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030(f)	369,000	498,137
Orange SA,
9.00%, 3/1/2031(f)	407,000	617,981
5.38%, 1/13/2042	250,000	319,667
Telefonica Emisiones SA,
4.57%, 4/27/2023	700,000	718,222
5.21%, 3/8/2047(b)	450,000	504,341
5.52%, 3/1/2049	500,000	585,991
TELUS Corp.,
2.80%, 2/16/2027(b)	500,000	504,678
4.30%, 6/15/2049	250,000	264,340
Verizon Communications, Inc.,
5.15%, 9/15/2023	250,000	277,679
3.38%, 2/15/2025	996,000	1,063,929
4.13%, 3/16/2027	250,000	277,960
4.33%, 9/21/2028	783,000	890,522
3.88%, 2/8/2029	110,000	121,651
4.27%, 1/15/2036	500,000	580,715
4.81%, 3/15/2039	1,385,000	1,704,951
6.55%, 9/15/2043	550,000	688,112
4.52%, 9/15/2048(b)	750,000	960,172
5.01%, 4/15/2049(b)	374,000	502,597

		22,396,734

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities 1.3%
Alabama Power Co.,
5.70%, 2/15/2033(b)	$224,000	$279,101
4.15%, 8/15/2044	350,000	328,407
Arizona Public Service Co.,
2.60%, 8/15/2029	500,000	480,366
3.50%, 12/1/2049	200,000	203,151
Baltimore Gas & Electric Co.,
3.20%, 9/15/2049(b)	115,000	104,480
CenterPoint Energy Houston Electric LLC,
4.50%, 4/1/2044	500,000	584,140
Cleco Corporate Holdings LLC,
3.38%, 9/15/2029(c)	250,000	248,063
Cleveland Electric Illuminating Co. (The),
5.50%, 8/15/2024	400,000	465,760
Commonwealth Edison Co.,
3.65%, 6/15/2046	250,000	264,389
4.00%, 3/1/2048	500,000	561,085
Series 127, 3.20%, 11/15/2049	155,000	151,821
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/2038	150,000	177,969
5.10%, 6/1/2065	100,000	124,948
DTE Electric Co.,
4.30%, 7/1/2044	500,000	565,748
3.70%, 3/15/2045	145,000	153,092
Duke Energy Carolinas LLC,
3.90%, 6/15/2021	100,000	102,094
2.95%, 12/1/2026	500,000	522,477
2.45%, 2/1/2030	100,000	99,301
4.25%, 12/15/2041	300,000	339,866
3.70%, 12/1/2047	500,000	544,594
3.20%, 8/15/2049(b)	50,000	49,967
Duke Energy Corp.,
3.05%, 8/15/2022	350,000	351,933
Duke Energy Florida LLC,
3.20%, 1/15/2027	250,000	259,592
2.50%, 12/1/2029	70,000	68,692
3.40%, 10/1/2046	500,000	512,591
Duke Energy Progress LLC,
4.15%, 12/1/2044	500,000	561,729
4.20%, 8/15/2045	500,000	568,965
Edison International,
3.55%, 11/15/2024	175,000	173,801
4.13%, 3/15/2028(b)	500,000	478,229
Emera US Finance LP,
4.75%, 6/15/2046	200,000	184,148
Entergy Corp.,
4.00%, 7/15/2022	400,000	410,512
Entergy Texas, Inc.,
4.00%, 3/30/2029	750,000	802,835
3.55%, 9/30/2049	200,000	202,533
Evergy Kansas Central, Inc.,
4.10%, 4/1/2043	200,000	223,125
Evergy Metro, Inc.,
3.65%, 8/15/2025	500,000	520,031
Evergy, Inc.,
4.85%, 6/1/2021	100,000	101,065
2.90%, 9/15/2029	250,000	236,561
Eversource Energy,
Series K, 2.75%, 3/15/2022	500,000	507,199
Series H, 3.15%, 1/15/2025	245,000	242,804
Series O, 4.25%, 4/1/2029	400,000	422,292
Exelon Corp.,
5.63%, 6/15/2035	400,000	458,914
FirstEnergy Corp.,
Series A, 2.85%, 7/15/2022	500,000	487,700
Series B, 3.90%, 7/15/2027	500,000	507,914
Florida Power & Light Co.,
2.85%, 4/1/2025	60,000	62,556

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Florida Power & Light Co., (continued)
3.13%, 12/1/2025	$500,000	$510,916
5.65%, 2/1/2037	450,000	578,052
4.13%, 2/1/2042	250,000	270,514
3.95%, 3/1/2048	500,000	595,897
Georgia Power Co.,
Series A, 2.20%, 9/15/2024	1,000,000	938,039
4.30%, 3/15/2042	500,000	542,879
Hydro-Quebec,
8.40%, 1/15/2022	220,000	249,022
Series GF, 8.88%, 3/1/2026	156,000	225,596
Iberdrola International BV,
5.81%, 3/15/2025(b)	118,000	131,071
Indiana Michigan Power Co.,
Series K, 4.55%, 3/15/2046	350,000	390,897
Interstate Power & Light Co.,
3.60%, 4/1/2029(b)	623,000	706,124
Louisville Gas & Electric Co.,
4.25%, 4/1/2049	250,000	289,429
MidAmerican Energy Co.,
5.80%, 10/15/2036	550,000	764,232
4.80%, 9/15/2043	500,000	543,070
Nevada Power Co.,
Series DD, 2.40%, 5/1/2030	100,000	94,855
5.45%, 5/15/2041(b)	150,000	180,646
Series EE, 3.13%, 8/1/2050(b)	100,000	89,009
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/2029	245,000	236,202
Northern States Power Co.,
2.15%, 8/15/2022	250,000	248,296
4.00%, 8/15/2045	165,000	168,844
NSTAR Electric Co.,
2.38%, 10/15/2022	500,000	507,879
Oncor Electric Delivery Co. LLC,
4.55%, 12/1/2041	150,000	171,950
5.30%, 6/1/2042	150,000	200,238
3.10%, 9/15/2049	250,000	242,475
PacifiCorp,
5.25%, 6/15/2035	177,000	211,582
PECO Energy Co.,
1.70%, 9/15/2021	500,000	495,101
3.70%, 9/15/2047	250,000	264,618
Potomac Electric Power Co.,
4.15%, 3/15/2043	200,000	218,603
PPL Capital Funding, Inc.,
5.00%, 3/15/2044	250,000	266,903
Progress Energy, Inc.,
7.75%, 3/1/2031	236,000	320,928
Public Service Co. of Colorado,
4.30%, 3/15/2044	250,000	280,550
Public Service Electric & Gas Co.,
3.95%, 5/1/2042	400,000	438,384
3.20%, 8/1/2049	250,000	249,363
Southern California Edison Co.,
Series B, 2.40%, 2/1/2022	500,000	487,193
Series C, 3.50%, 10/1/2023	500,000	516,019
6.00%, 1/15/2034	177,000	213,075
Series B, 4.88%, 3/1/2049	500,000	576,904
Southern Co. (The),
3.25%, 7/1/2026	295,000	293,705
Southwestern Electric Power Co.,
Series L, 3.85%, 2/1/2048	750,000	698,875
Tampa Electric Co.,
3.63%, 6/15/2050(b)	40,000	39,567
Union Electric Co.,
3.65%, 4/15/2045	250,000	243,172
3.25%, 10/1/2049	250,000	227,253
Virginia Electric & Power Co.,
3.45%, 9/1/2022	500,000	507,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Virginia Electric & Power Co., (continued)
Series B, 4.20%, 5/15/2045	$200,000	$217,175
3.30%, 12/1/2049	50,000	49,924
Wisconsin Electric Power Co., 2.95%, 9/15/2021	300,000	301,853
5.63%, 5/15/2033(b)	59,000	77,230
Xcel Energy, Inc., 3.30%, 6/1/2025	500,000	507,079
6.50%, 7/1/2036(b)	177,000	230,982

		31,506,223

Electrical Equipment 0.1%
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	101,893
Eaton Corp., 2.75%, 11/2/2022	750,000	749,324
3.10%, 9/15/2027(b)	500,000	504,036

		1,355,253

Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., 2.80%, 2/15/2030	250,000	223,120
Arrow Electronics, Inc., 4.50%, 3/1/2023	250,000	246,919
Corning, Inc., 4.38%, 11/15/2057	500,000	516,164
Keysight Technologies, Inc., 3.00%, 10/30/2029	75,000	70,777
Tyco Electronics Group SA, 3.50%, 2/3/2022	300,000	295,287

		1,352,267

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.34%, 12/15/2027	285,000	271,818
3.14%, 11/7/2029	85,000	75,117
5.13%, 9/15/2040(b)	200,000	179,243
Halliburton Co., 3.80%, 11/15/2025(b)	133,000	125,528
6.70%, 9/15/2038	300,000	268,034
5.00%, 11/15/2045(b)	500,000	386,195
National Oilwell Varco, Inc., 3.95%, 12/1/2042(b)	350,000	219,237

		1,525,172

Entertainment 0.2%
NBCUniversal Media LLC, 2.88%, 1/15/2023	350,000	360,140
5.95%, 4/1/2041	200,000	274,430
TWDC Enterprises 18 Corp., 3.75%, 6/1/2021	500,000	510,465
3.15%, 9/17/2025	325,000	342,508
3.00%, 2/13/2026(b)	150,000	155,814
3.00%, 7/30/2046	150,000	151,117
Walt Disney Co. (The), 2.00%, 9/1/2029	300,000	290,791
6.55%, 3/15/2033	300,000	425,793
6.20%, 12/15/2034(b)	245,000	339,949
6.65%, 11/15/2037	150,000	216,129
5.40%, 10/1/2043	500,000	667,099

		3,734,235

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 4.85%, 4/15/2049	500,000	527,706
American Campus Communities Operating Partnership LP, 2.85%, 2/1/2030	250,000	233,839

Corporate Bonds (continued)
	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp., 3.50%, 1/31/2023	$250,000	$251,279
2.40%, 3/15/2025(b)	125,000	122,720
4.40%, 2/15/2026	40,000	41,929
3.95%, 3/15/2029	1,000,000	1,039,441
2.90%, 1/15/2030	110,000	106,013
AvalonBay Communities, Inc., 3.45%, 6/1/2025	695,000	712,999
3.30%, 6/1/2029	20,000	19,936
Boston Properties LP, 3.80%, 2/1/2024	250,000	253,873
2.75%, 10/1/2026(b)	750,000	707,276
2.90%, 3/15/2030	100,000	91,840
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	500,000	465,260
CC Holdings GS V LLC, 3.85%, 4/15/2023	250,000	249,211
Crown Castle International Corp., 3.70%, 6/15/2026	60,000	61,309
3.65%, 9/1/2027	750,000	759,571
3.10%, 11/15/2029(b)	260,000	249,065
CubeSmart LP, 3.00%, 2/15/2030	250,000	232,763
CyrusOne LP, 2.90%, 11/15/2024	50,000	47,719
3.45%, 11/15/2029	50,000	44,136
Duke Realty LP, 2.88%, 11/15/2029	125,000	120,073
Equinix, Inc., 2.63%, 11/18/2024	80,000	76,301
3.20%, 11/18/2029	105,000	97,639
ERP Operating LP, 3.00%, 4/15/2023	500,000	505,208
2.50%, 2/15/2030	100,000	92,775
4.50%, 7/1/2044	350,000	380,670
Essex Portfolio LP, 4.00%, 3/1/2029	100,000	102,361
3.00%, 1/15/2030	75,000	71,013
2.65%, 3/15/2032	35,000	31,054
GLP Capital LP, 5.30%, 1/15/2029	500,000	427,600
Healthcare Trust of America Holdings LP, 3.10%, 2/15/2030	250,000	223,322
Healthpeak Properties, Inc., 4.25%, 11/15/2023	235,000	222,089
3.50%, 7/15/2029	125,000	122,142
3.00%, 1/15/2030(b)	180,000	171,615
Highwoods Realty LP, 3.05%, 2/15/2030	250,000	225,765
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/2023(b)	525,000	460,796
Series E, 4.00%, 6/15/2025	375,000	348,662
Series H, 3.38%, 12/15/2029	100,000	84,234
Kilroy Realty LP, 3.05%, 2/15/2030	100,000	91,548
Kimco Realty Corp., 3.13%, 6/1/2023	500,000	479,564
4.45%, 9/1/2047	250,000	225,696
Mid-America Apartments LP, 2.75%, 3/15/2030	50,000	46,248
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027	550,000	543,298
3.63%, 10/1/2029	100,000	86,632
Prologis LP, 4.25%, 8/15/2023	500,000	529,175
2.25%, 4/15/2030	160,000	146,204
3.00%, 4/15/2050	65,000	56,248
Realty Income Corp., 3.25%, 10/15/2022	350,000	351,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers LP, 2.95%, 9/15/2029	$50,000	$47,085
Sabra Health Care LP, 3.90%, 10/15/2029	250,000	223,414
Service Properties Trust, 5.00%, 8/15/2022(b)	350,000	250,471
4.38%, 2/15/2030	200,000	151,461
Simon Property Group LP, 3.38%, 10/1/2024(b)	500,000	490,889
2.45%, 9/13/2029(b)	250,000	226,607
4.25%, 11/30/2046	500,000	454,429
SITE Centers Corp., 3.63%, 2/1/2025	500,000	506,298
Spirit Realty LP, 4.00%, 7/15/2029	215,000	210,095
3.40%, 1/15/2030	250,000	214,809
UDR, Inc., 3.00%, 8/15/2031	250,000	238,884
Ventas Realty LP, 3.13%, 6/15/2023	500,000	521,969
4.00%, 3/1/2028	250,000	235,840
3.00%, 1/15/2030	100,000	89,850
Welltower, Inc., 4.25%, 4/1/2026	500,000	514,893
3.10%, 1/15/2030(b)	100,000	94,416
Weyerhaeuser Co., 7.38%, 3/15/2032	500,000	589,393
WP Carey, Inc., 3.85%, 7/15/2029(b)	120,000	116,951

		17,715,013

Food & Staples Retailing 0.3%
Costco Wholesale Corp., 2.25%, 2/15/2022(b)	170,000	173,945
Kroger Co. (The), 4.00%, 2/1/2024	500,000	526,033
7.50%, 4/1/2031	257,000	359,837
5.40%, 7/15/2040	200,000	233,823
5.40%, 1/15/2049	50,000	60,169
3.95%, 1/15/2050	100,000	103,324
Sysco Corp., 3.75%, 10/1/2025(b)	145,000	141,498
3.30%, 7/15/2026(b)	255,000	242,523
4.85%, 10/1/2045	150,000	141,128
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	55,000	54,350
4.50%, 11/18/2034	400,000	412,427
4.80%, 11/18/2044	150,000	148,788
Walmart, Inc., 2.55%, 4/11/2023(b)	750,000	774,739
3.30%, 4/22/2024(b)	725,000	769,420
2.65%, 12/15/2024	500,000	520,467
3.05%, 7/8/2026	500,000	537,873
3.70%, 6/26/2028	200,000	224,448
7.55%, 2/15/2030	118,000	175,926
3.63%, 12/15/2047	500,000	569,414
4.05%, 6/29/2048	500,000	623,840
2.95%, 9/24/2049(b)	250,000	273,944

		7,067,916

Food Products 0.3%
Archer-Daniels-Midland Co., 4.02%, 4/16/2043	345,000	381,452
Campbell Soup Co., 4.15%, 3/15/2028(b)	500,000	522,665
Conagra Brands, Inc., 7.00%, 10/1/2028	221,000	265,588
5.30%, 11/1/2038	250,000	271,830

Corporate Bonds (continued)
	Principal Amount	Value

Food Products (continued)
General Mills, Inc., 3.15%, 12/15/2021	$750,000	$759,697
4.20%, 4/17/2028(b)	500,000	550,511
4.15%, 2/15/2043	100,000	100,796
Hershey Co. (The), 2.45%, 11/15/2029	250,000	247,260
JM Smucker Co. (The), 3.50%, 10/15/2021(b)	200,000	203,039
4.25%, 3/15/2035	400,000	410,594
Kellogg Co., 3.25%, 4/1/2026	125,000	128,529
4.50%, 4/1/2046(b)	250,000	279,395
Mead Johnson Nutrition Co., 4.60%, 6/1/2044	250,000	296,634
Tyson Foods, Inc., 4.50%, 6/15/2022	200,000	206,806
3.95%, 8/15/2024(b)	500,000	506,332
3.55%, 6/2/2027	500,000	512,341
4.55%, 6/2/2047	100,000	106,699
5.10%, 9/28/2048	250,000	309,766
Unilever Capital Corp., 2.00%, 7/28/2026(b)	500,000	498,694
5.90%, 11/15/2032	206,000	269,450

		6,828,078

Gas Utilities 0.1%
Atmos Energy Corp., 3.00%, 6/15/2027(b)	500,000	511,548
3.38%, 9/15/2049	160,000	154,530
Dominion Energy Gas Holdings LLC,
Series A, 2.50%, 11/15/2024	100,000	96,697
Series B, 3.00%, 11/15/2029	200,000	183,475
Series C, 3.90%, 11/15/2049	100,000	86,367
National Fuel Gas Co., 3.75%, 3/1/2023	250,000	233,802
ONE Gas, Inc., 4.66%, 2/1/2044	250,000	296,374
Washington Gas Light Co., 3.65%, 9/15/2049	100,000	89,326

		1,652,119

Health Care Equipment & Supplies 0.3%
Abbott Laboratories, 2.55%, 3/15/2022	215,000	216,903
3.88%, 9/15/2025(b)	90,000	97,269
3.75%, 11/30/2026	498,000	555,769
5.30%, 5/27/2040	500,000	657,972
4.90%, 11/30/2046	250,000	341,175
Baxter International, Inc., 2.60%, 8/15/2026	460,000	457,530
Becton Dickinson and Co., 3.13%, 11/8/2021	350,000	354,445
3.30%, 3/1/2023	100,000	100,803
3.73%, 12/15/2024	570,000	584,300
3.70%, 6/6/2027(b)	326,000	329,077
4.67%, 6/6/2047	200,000	215,514
Boston Scientific Corp., 3.85%, 5/15/2025	255,000	266,893
4.00%, 3/1/2029	500,000	529,477
4.70%, 3/1/2049	150,000	171,288
Danaher Corp., 3.35%, 9/15/2025(b)	250,000	261,153
DH Europe Finance II Sarl, 2.60%, 11/15/2029	100,000	97,118
3.25%, 11/15/2039	100,000	98,853
3.40%, 11/15/2049	140,000	136,195
Koninklijke Philips NV, 5.00%, 3/15/2042	250,000	298,836

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Equipment & Supplies (continued)
Medtronic, Inc.,
3.15%, 3/15/2022(b)	$400,000	$414,792
3.63%, 3/15/2024	275,000	292,416
4.38%, 3/15/2035	350,000	431,694
4.63%, 3/15/2045(b)	300,000	400,664
Stryker Corp.,
3.38%, 11/1/2025(b)	160,000	169,194
3.50%, 3/15/2026	70,000	72,984
4.63%, 3/15/2046	400,000	470,829
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/2021	200,000	200,672
4.45%, 8/15/2045	150,000	146,571

		8,370,386

Health Care Providers & Services 1.0%
Advocate Health & Hospitals Corp.,
4.27%, 8/15/2048	57,000	68,881
Aetna, Inc., 2.80%, 6/15/2023	500,000	500,812
3.50%, 11/15/2024	500,000	506,767
6.63%, 6/15/2036	250,000	311,031
Allina Health System,
Series 2019, 3.89%, 4/15/2049	50,000	53,263
AmerisourceBergen Corp.,
3.50%, 11/15/2021	250,000	251,886
4.30%, 12/15/2047(b)	200,000	207,739
Anthem, Inc.,
3.70%, 8/15/2021	100,000	102,033
2.38%, 1/15/2025	160,000	158,426
4.10%, 3/1/2028	750,000	802,652
4.63%, 5/15/2042	250,000	274,520
5.10%, 1/15/2044	300,000	351,690
4.65%, 8/15/2044	250,000	274,018
Ascension Health,
Series B, 3.11%, 11/15/2039	34,000	34,479
Cardinal Health, Inc.,
3.75%, 9/15/2025	340,000	347,627
3.41%, 6/15/2027(b)	500,000	507,364
4.37%, 6/15/2047	200,000	201,868
Cigna Corp.,
3.90%, 2/15/2022(c)	150,000	153,543
3.00%, 7/15/2023(c)	500,000	511,961
3.50%, 6/15/2024(b)(c)	500,000	506,981
3.25%, 4/15/2025(c)	250,000	254,970
3.05%, 10/15/2027(c)	400,000	396,890
4.80%, 7/15/2046(c)	250,000	295,675
4.90%, 12/15/2048	600,000	719,873
CommonSpirit Health,
3.82%, 10/1/2049	108,000	111,304
4.19%, 10/1/2049	37,000	34,755
CVS Health Corp., 3.35%, 3/9/2021	532,000	534,906
3.70%, 3/9/2023	750,000	779,001
3.38%, 8/12/2024	500,000	515,866
4.10%, 3/25/2025	500,000	528,916
3.63%, 4/1/2027(b)	55,000	55,949
4.30%, 3/25/2028	500,000	534,822
3.75%, 4/1/2030	105,000	108,114
4.88%, 7/20/2035	500,000	570,568
4.78%, 3/25/2038	400,000	442,296
5.13%, 7/20/2045	500,000	575,306
5.05%, 3/25/2048	1,000,000	1,142,528
4.25%, 4/1/2050(b)	85,000	88,231
Duke University Health System, Inc.,
Series 2017, 3.92%, 6/1/2047	345,000	391,881
HCA, Inc., 5.00%, 3/15/2024	1,000,000	1,035,389
4.13%, 6/15/2029	250,000	250,431
5.13%, 6/15/2039	30,000	30,955

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services (continued)
HCA, Inc., (continued)
5.50%, 6/15/2047	$350,000	$380,330
5.25%, 6/15/2049(b)	200,000	213,228
Humana, Inc., 3.15%, 12/1/2022	1,000,000	997,949
3.95%, 8/15/2049	150,000	147,095
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/2046	20,000	23,207
Kaiser Foundation Hospitals, 4.88%, 4/1/2042	250,000	293,928
Series 2019, 3.27%, 11/1/2049	122,000	121,323
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022(b)	350,000	362,023
2.95%, 12/1/2029	250,000	240,891
McKesson Corp., 3.95%, 2/16/2028(b)	250,000	262,679
Mount Sinai Hospitals Group, Inc.,
Series 2017, 3.98%, 7/1/2048	33,000	34,523
Northwell Healthcare, Inc., 4.26%, 11/1/2047	35,000	37,381
Partners Healthcare System, Inc.,
Series 2017, 3.77%, 7/1/2048	43,000	47,332
Series 2020, 3.19%, 7/1/2049	100,000	99,554
Providence St Joseph Health Obligated Group,
Series A, 3.93%, 10/1/2048	38,000	41,798
Quest Diagnostics, Inc., 4.70%, 4/1/2021	500,000	505,755
3.50%, 3/30/2025	370,000	378,529
4.20%, 6/30/2029	100,000	107,808
2.95%, 6/30/2030	75,000	73,524
Stanford Health Care,
Series 2018, 3.80%, 11/15/2048	30,000	32,197
Sutter Health,
Series 2018, 3.70%, 8/15/2028	40,000	41,972
Series 2018, 4.09%, 8/15/2048	50,000	53,417
Trinity Health Corp.,
Series 2019, 3.43%, 12/1/2048(b)	62,000	64,780
UnitedHealth Group, Inc., 3.38%, 4/15/2027	500,000	534,712
2.95%, 10/15/2027(b)	500,000	522,329
3.88%, 12/15/2028(b)	500,000	560,768
4.63%, 7/15/2035	105,000	124,963
5.80%, 3/15/2036	708,000	922,101
3.95%, 10/15/2042	250,000	284,216
4.75%, 7/15/2045	250,000	318,345
3.70%, 8/15/2049(b)	500,000	553,930
Willis-Knighton Medical Center,
Series 2018, 4.81%, 9/1/2048	41,000	48,992

		23,957,746

Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp., 3.20%, 8/8/2024	50,000	45,129
3.50%, 8/18/2026(b)	55,000	50,307
3.90%, 8/8/2029(b)	40,000	34,474
McDonald’s Corp., 3.30%, 7/1/2025	30,000	31,192
3.70%, 1/30/2026	250,000	261,501
3.50%, 7/1/2027	200,000	210,104
3.80%, 4/1/2028	500,000	529,400
2.63%, 9/1/2029(b)	250,000	240,586
3.60%, 7/1/2030	50,000	52,497
4.70%, 12/9/2035	400,000	451,301
4.88%, 7/15/2040	250,000	261,916
4.88%, 12/9/2045	250,000	291,954
3.63%, 9/1/2049	200,000	201,789

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Hotels, Restaurants & Leisure (continued)
Sands China Ltd., 5.40%, 8/8/2028	$200,000	$187,246
Starbucks Corp., 3.50%, 3/1/2028	750,000	765,443
4.45%, 8/15/2049	250,000	286,828

		3,901,667

Household Durables 0.0%†
DR Horton, Inc., 2.50%, 10/15/2024(b)	215,000	200,836
Whirlpool Corp., 3.70%, 5/1/2025(b)	500,000	485,619

		686,455

Household Products 0.2%
Clorox Co. (The), 3.80%, 11/15/2021	500,000	492,712
Colgate-Palmolive Co., 2.45%, 11/15/2021	150,000	150,636
Kimberly-Clark Corp., 2.40%, 6/1/2023	500,000	509,840
2.65%, 3/1/2025	105,000	107,750
6.63%, 8/1/2037	130,000	189,825
3.20%, 7/30/2046	165,000	153,323
2.88%, 2/7/2050	100,000	98,065
Procter & Gamble Co. (The), 2.15%, 8/11/2022(b)	1,000,000	1,020,697
2.85%, 8/11/2027	250,000	273,136
3.50%, 10/25/2047	250,000	269,582
3.60%, 3/25/2050	300,000	368,643

		3,634,209

Independent Power and Renewable Electricity Producers 0.0%†
Oglethorpe Power Corp., 5.25%, 9/1/2050	200,000	229,158
Southern Power Co.,
Series E, 2.50%, 12/15/2021	500,000	491,802

		720,960

Industrial Conglomerates 0.2%
3M Co., 2.00%, 2/14/2025	200,000	205,794
3.00%, 8/7/2025	400,000	419,946
2.38%, 8/26/2029(b)	200,000	200,722
3.05%, 4/15/2030	300,000	312,550
5.70%, 3/15/2037	415,000	519,225
3.25%, 8/26/2049(b)	90,000	90,992
General Electric Co., 4.65%, 10/17/2021	336,000	341,867
2.70%, 10/9/2022	500,000	485,695
3.10%, 1/9/2023	144,000	145,053
3.38%, 3/11/2024(b)	500,000	504,092
3.45%, 5/15/2024	144,000	142,242
6.75%, 3/15/2032	323,000	383,566
6.15%, 8/7/2037	201,000	229,221
5.88%, 1/14/2038	144,000	165,911
6.88%, 1/10/2039	200,000	247,418
4.13%, 10/9/2042	48,000	45,315
Honeywell International, Inc., 4.25%, 3/1/2021	500,000	511,532
2.50%, 11/1/2026	500,000	507,087
Ingersoll-Rand Luxembourg Finance SA, 4.50%, 3/21/2049	250,000	279,191
Roper Technologies, Inc., 2.35%, 9/15/2024	50,000	48,074
2.95%, 9/15/2029	90,000	89,327

		5,874,820

Corporate Bonds (continued)
	Principal Amount	Value

Insurance 0.7%
Alleghany Corp., 4.95%, 6/27/2022	$400,000	$420,803
Allstate Corp. (The), 4.50%, 6/15/2043	250,000	294,027
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(d)	195,000	210,600
American International Group, Inc., 3.30%, 3/1/2021	135,000	135,100
3.90%, 4/1/2026(b)	475,000	489,215
4.25%, 3/15/2029(b)	500,000	512,631
3.88%, 1/15/2035	250,000	237,074
4.80%, 7/10/2045	150,000	158,504
4.38%, 1/15/2055	250,000	244,046
Aon plc, 3.88%, 12/15/2025	195,000	203,264
4.60%, 6/14/2044	250,000	272,427
Arch Capital Finance LLC, 5.03%, 12/15/2046	250,000	291,133
Berkshire Hathaway Finance Corp., 4.30%, 5/15/2043	250,000	300,396
4.25%, 1/15/2049	300,000	368,922
Brighthouse Financial, Inc., 3.70%, 6/22/2027(b)	500,000	433,492
Chubb Corp. (The), 6.00%, 5/11/2037	165,000	226,445
Chubb INA Holdings, Inc., 2.70%, 3/13/2023	500,000	511,576
3.35%, 5/3/2026(b)	90,000	95,294
4.35%, 11/3/2045(b)	250,000	302,630
CNA Financial Corp., 5.75%, 8/15/2021	500,000	512,417
Hartford Financial Services Group, Inc. (The), 6.10%, 10/1/2041	309,000	391,410
Lincoln National Corp., 3.05%, 1/15/2030(b)	500,000	464,189
Loews Corp., 4.13%, 5/15/2043(b)	400,000	389,031
Manulife Financial Corp.,
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032(d)	500,000	482,190
Markel Corp., 3.35%, 9/17/2029	475,000	447,949
Marsh & McLennan Cos., Inc., 4.80%, 7/15/2021	600,000	615,762
4.20%, 3/1/2048	500,000	545,020
MetLife, Inc., 3.60%, 11/13/2025	500,000	519,466
5.70%, 6/15/2035	159,000	181,820
6.40%, 12/15/2036	500,000	521,802
4.88%, 11/13/2043	250,000	287,308
4.60%, 5/13/2046(b)	165,000	181,595
Nationwide Financial Services, Inc., 6.75%, 5/15/2037(g)	105,000	110,775
Principal Financial Group, Inc., 3.40%, 5/15/2025	500,000	493,364
Progressive Corp. (The), 3.75%, 8/23/2021	200,000	204,293
6.25%, 12/1/2032	162,000	218,251
3.70%, 1/26/2045	250,000	253,522
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	250,000	234,925
4.60%, 5/15/2044	250,000	249,506
3.91%, 12/7/2047	186,000	178,824
3.94%, 12/7/2049	605,000	573,127
Reinsurance Group of America, Inc., 5.00%, 6/1/2021	100,000	103,720

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Insurance (continued)
Travelers Cos., Inc. (The), 5.35%, 11/1/2040	$250,000	$330,235
Travelers Property Casualty Corp., 6.38%, 3/15/2033	192,000	260,177
Unum Group, 4.00%, 6/15/2029(b)	250,000	239,825
Willis North America, Inc., 4.50%, 9/15/2028	400,000	439,469
2.95%, 9/15/2029	65,000	61,717
Willis Towers Watson plc, 5.75%, 3/15/2021	100,000	102,468
XLIT Ltd., 4.45%, 3/31/2025(b)	500,000	516,368

		15,818,104

Interactive Media & Services 0.1%
Alphabet, Inc., 3.38%, 2/25/2024(b)	750,000	824,769
Baidu, Inc., 3.88%, 9/29/2023	400,000	413,431
4.38%, 3/29/2028	200,000	218,651

		1,456,851

Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	275,000	278,590
4.50%, 11/28/2034	500,000	596,001
4.20%, 12/6/2047(b)	500,000	609,616
Amazon.com, Inc., 3.30%, 12/5/2021	500,000	517,260
2.80%, 8/22/2024	250,000	265,592
3.15%, 8/22/2027(b)	250,000	273,487
4.80%, 12/5/2034	500,000	650,924
3.88%, 8/22/2037	350,000	418,100
4.05%, 8/22/2047	500,000	651,464
4.25%, 8/22/2057	250,000	340,588
eBay, Inc., 3.80%, 3/9/2022	285,000	289,011
3.60%, 6/5/2027	500,000	515,322
Expedia Group, Inc., 3.25%, 2/15/2030	165,000	138,121
QVC, Inc., 4.38%, 3/15/2023(b)	350,000	331,000

		5,875,076

IT Services 0.4%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/2026	215,000	213,970
Fidelity National Information Services, Inc., 3.50%, 4/15/2023	150,000	154,114
3.00%, 8/15/2026(b)	750,000	756,104
Fiserv, Inc., 4.75%, 6/15/2021	200,000	201,779
2.75%, 7/1/2024	350,000	351,331
3.50%, 7/1/2029	300,000	312,057
4.40%, 7/1/2049	350,000	370,396
Global Payments, Inc., 2.65%, 2/15/2025	250,000	245,453
3.20%, 8/15/2029	150,000	143,146
International Business Machines Corp., 2.85%, 5/13/2022	1,000,000	1,025,536
3.50%, 5/15/2029	400,000	433,940
5.88%, 11/29/2032	433,000	601,157
4.00%, 6/20/2042	500,000	559,252
4.25%, 5/15/2049(b)	500,000	587,819
Mastercard, Inc., 2.00%, 3/3/2025(b)	300,000	314,844
3.30%, 3/26/2027	60,000	65,371

Corporate Bonds (continued)
	Principal Amount	Value

IT Services (continued)
Mastercard, Inc., (continued) 2.95%, 6/1/2029	$200,000	$212,872
3.35%, 3/26/2030	70,000	77,520
3.80%, 11/21/2046	250,000	287,646
PayPal Holdings, Inc., 2.40%, 10/1/2024	85,000	83,075
2.85%, 10/1/2029	170,000	168,210
Visa, Inc., 2.80%, 12/14/2022	250,000	260,383
3.15%, 12/14/2025	135,000	147,036
4.30%, 12/14/2045	750,000	944,471
Western Union Co. (The), 6.20%, 11/17/2036(b)	150,000	144,314

		8,661,796

Leisure Products 0.0%†
Hasbro, Inc., 2.60%, 11/19/2022	45,000	44,406
3.00%, 11/19/2024	100,000	94,749
3.55%, 11/19/2026	100,000	95,398
3.90%, 11/19/2029	100,000	89,234
5.10%, 5/15/2044	100,000	83,348

		407,135

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/2023	250,000	257,904
2.75%, 9/15/2029	165,000	159,599
PerkinElmer, Inc., 3.30%, 9/15/2029	100,000	93,814
Thermo Fisher Scientific, Inc., 4.15%, 2/1/2024	500,000	536,164
2.60%, 10/1/2029(b)	325,000	313,252
5.30%, 2/1/2044	100,000	123,070

		1,483,803

Machinery 0.2%
Caterpillar, Inc., 3.90%, 5/27/2021	500,000	511,824
2.60%, 6/26/2022	350,000	352,823
2.60%, 9/19/2029	70,000	69,153
6.05%, 8/15/2036	177,000	228,311
3.25%, 9/19/2049(b)	330,000	317,363
Deere & Co., 8.10%, 5/15/2030	500,000	690,891
3.90%, 6/9/2042(b)	250,000	274,593
Dover Corp., 2.95%, 11/4/2029	45,000	44,832
5.38%, 3/1/2041	100,000	121,548
Flowserve Corp., 3.50%, 9/15/2022	100,000	99,601
Fortive Corp., 4.30%, 6/15/2046	250,000	253,369
IDEX Corp., 4.20%, 12/15/2021(b)	300,000	305,085
Illinois Tool Works, Inc., 4.88%, 9/15/2041	200,000	227,913
Parker-Hannifin Corp., 4.20%, 11/21/2034	500,000	518,513
Stanley Black & Decker, Inc., 2.90%, 11/1/2022(b)	500,000	500,118
4.25%, 11/15/2028(b)	250,000	266,495
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028(f)	250,000	229,722

		5,012,154

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Media 0.7%
Charter Communications Operating LLC,
4.46%, 7/23/2022	$1,000,000	$1,037,248
4.91%, 7/23/2025	410,000	435,253
5.05%, 3/30/2029	250,000	270,250
6.38%, 10/23/2035	500,000	593,467
6.48%, 10/23/2045	250,000	301,580
5.38%, 5/1/2047	250,000	269,826
5.75%, 4/1/2048	500,000	566,942
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022	118,000	139,292
Comcast Corp.,
2.85%, 1/15/2023	500,000	514,785
3.60%, 3/1/2024(b)	500,000	534,229
3.10%, 4/1/2025	55,000	58,423
3.15%, 2/15/2028	500,000	522,660
4.15%, 10/15/2028	200,000	224,563
3.40%, 4/1/2030	365,000	395,623
4.25%, 1/15/2033	250,000	292,074
7.05%, 3/15/2033	295,000	415,040
4.40%, 8/15/2035	500,000	599,812
6.50%, 11/15/2035	100,000	145,752
3.90%, 3/1/2038	250,000	280,739
3.40%, 7/15/2046	250,000	270,124
3.97%, 11/1/2047	743,000	845,016
4.70%, 10/15/2048	1,000,000	1,295,500
4.00%, 11/1/2049	863,000	1,017,930
Discovery Communications LLC,
3.30%, 5/15/2022	350,000	342,963
3.45%, 3/15/2025	270,000	261,400
4.90%, 3/11/2026	115,000	119,642
3.95%, 3/20/2028	500,000	490,162
5.00%, 9/20/2037	250,000	242,822
4.88%, 4/1/2043	200,000	187,006
Fox Corp.,
5.58%, 1/25/2049(c)	500,000	597,990
Grupo Televisa SAB,
6.63%, 1/15/2040	250,000	292,504
5.00%, 5/13/2045	250,000	248,777
Omnicom Group, Inc.,
3.63%, 5/1/2022(b)	50,000	50,880
Time Warner Cable LLC,
6.75%, 6/15/2039	900,000	1,019,153
5.88%, 11/15/2040	250,000	263,181
ViacomCBS, Inc.,
3.88%, 12/15/2021	600,000	605,008
4.25%, 9/1/2023	100,000	101,977
3.88%, 4/1/2024(b)	500,000	489,269
5.50%, 5/15/2033	118,000	124,818
4.85%, 7/1/2042	100,000	87,825
4.38%, 3/15/2043	459,000	406,774
4.60%, 1/15/2045(b)	250,000	212,142
WPP Finance 2010,
3.75%, 9/19/2024(b)	550,000	554,800

		17,725,221

Metals & Mining 0.2%
ArcelorMittal SA,
4.55%, 3/11/2026	500,000	448,395
Barrick Gold Corp.,
5.25%, 4/1/2042	150,000	176,958
Barrick North America Finance LLC,
5.75%, 5/1/2043	250,000	320,192
BHP Billiton Finance USA Ltd.,
6.42%, 3/1/2026	80,000	84,441
5.00%, 9/30/2043	500,000	645,929
Newmont Corp.,
5.88%, 4/1/2035	236,000	340,242
4.88%, 3/15/2042(b)	150,000	175,861

Corporate Bonds (continued)
	Principal Amount	Value

Metals & Mining (continued)
Nucor Corp.,
4.00%, 8/1/2023	$500,000	$498,325
Reliance Steel & Aluminum Co.,
4.50%, 4/15/2023	250,000	247,509
Rio Tinto Alcan, Inc.,
5.75%, 6/1/2035	206,000	257,781
Rio Tinto Finance USA plc,
4.13%, 8/21/2042	250,000	294,332
Southern Copper Corp.,
3.88%, 4/23/2025	750,000	743,364
6.75%, 4/16/2040	250,000	291,562
5.88%, 4/23/2045(b)	230,000	243,439
Teck Resources Ltd.,
6.25%, 7/15/2041	250,000	216,103
Vale Overseas Ltd.,
6.88%, 11/10/2039	250,000	275,628

		5,260,061

Multiline Retail 0.1%
Dollar General Corp.,
3.25%, 4/15/2023(b)	250,000	254,245
Nordstrom, Inc.,
4.00%, 10/15/2021	500,000	483,824
5.00%, 1/15/2044	250,000	174,797
Target Corp.,
2.25%, 4/15/2025	280,000	285,660
2.50%, 4/15/2026(b)	750,000	760,566
2.35%, 2/15/2030	105,000	104,896
2.65%, 9/15/2030	50,000	51,477
4.00%, 7/1/2042	350,000	397,111

		2,512,576

Multi-Utilities 0.3%
Ameren Corp.,
2.50%, 9/15/2024	310,000	301,370
Ameren Illinois Co.,
2.70%, 9/1/2022(b)	450,000	439,797
Berkshire Hathaway Energy Co.,
5.15%, 11/15/2043	500,000	595,903
Black Hills Corp.,
3.05%, 10/15/2029	210,000	199,204
3.88%, 10/15/2049	100,000	85,298
CMS Energy Corp.,
4.70%, 3/31/2043	300,000	324,540
Consolidated Edison Co. of New York, Inc.,
3.95%, 3/1/2043	500,000	466,699
4.50%, 12/1/2045	500,000	553,303
3.70%, 11/15/2059(b)	300,000	284,356
Consumers Energy Co.,
3.10%, 8/15/2050	45,000	43,815
Delmarva Power & Light Co.,
3.50%, 11/15/2023	250,000	257,855
Dominion Energy, Inc.,
Series E, 6.30%, 3/15/2033	10,000	12,269
Series B, 5.95%, 6/15/2035	251,000	287,377
Series C, 4.90%, 8/1/2041	700,000	729,504
DTE Energy Co.,
2.95%, 3/1/2030(b)	250,000	239,471
NiSource, Inc.,
5.95%, 6/15/2041	300,000	345,646
4.80%, 2/15/2044	250,000	252,291
Puget Energy, Inc.,
3.65%, 5/15/2025	250,000	244,435
Puget Sound Energy, Inc.,
5.64%, 4/15/2041	400,000	457,692
San Diego Gas & Electric Co.,
4.15%, 5/15/2048	500,000	537,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Multi-Utilities (continued)
Sempra Energy,
4.05%, 12/1/2023	$150,000	$152,652
6.00%, 10/15/2039	220,000	241,862
Southern Co. Gas Capital Corp.,
4.40%, 6/1/2043	250,000	259,187
WEC Energy Group, Inc.,
3.55%, 6/15/2025	500,000	508,630

		7,820,946

Oil, Gas & Consumable Fuels 1.9%
Apache Corp.,
5.10%, 9/1/2040(b)	100,000	44,172
4.75%, 4/15/2043	500,000	221,252
BP Capital Markets America, Inc.,
3.41%, 2/11/2026	500,000	499,590
BP Capital Markets plc,
3.56%, 11/1/2021	250,000	252,060
3.06%, 3/17/2022(b)	420,000	422,457
3.54%, 11/4/2024	250,000	257,103
3.72%, 11/28/2028	500,000	522,639
Canadian Natural Resources Ltd.,
3.90%, 2/1/2025	500,000	414,129
6.25%, 3/15/2038(b)	340,000	264,650
Cenovus Energy, Inc.,
4.25%, 4/15/2027(b)	107,000	52,397
Cheniere Corpus Christi Holdings LLC,
5.13%, 6/30/2027	250,000	222,027
3.70%, 11/15/2029(c)	65,000	48,558
Chevron Corp.,
2.95%, 5/16/2026(b)	500,000	518,273
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/2023	750,000	764,702
3.30%, 9/30/2049(b)	200,000	198,244
CNOOC Finance 2015 USA LLC,
3.50%, 5/5/2025	500,000	526,374
Concho Resources, Inc.,
3.75%, 10/1/2027	500,000	424,050
ConocoPhillips,
5.90%, 10/15/2032	177,000	203,613
6.50%, 2/1/2039(b)	400,000	499,723
ConocoPhillips Co.,
4.30%, 11/15/2044	155,000	145,057
ConocoPhillips Holding Co.,
6.95%, 4/15/2029(b)	250,000	307,702
Devon Energy Corp.,
4.75%, 5/15/2042	500,000	299,493
Ecopetrol SA,
5.88%, 5/28/2045	400,000	354,404
Enable Midstream Partners LP,
5.00%, 5/15/2044(f)	350,000	148,739
Enbridge Energy Partners LP,
4.20%, 9/15/2021	700,000	689,960
5.88%, 10/15/2025	250,000	246,372
Enbridge, Inc., 3.70%, 7/15/2027	500,000	474,579
3.13%, 11/15/2029	150,000	136,428
4.00%, 11/15/2049(b)	250,000	222,653
Energy Transfer Operating LP,
4.65%, 6/1/2021	200,000	192,640
5.20%, 2/1/2022	500,000	470,538
3.60%, 2/1/2023	500,000	444,534
4.90%, 2/1/2024	250,000	223,721
4.75%, 1/15/2026	250,000	227,892
3.75%, 5/15/2030	60,000	46,235
6.05%, 6/1/2041	75,000	65,304
5.30%, 4/15/2047	500,000	379,934
6.25%, 4/15/2049	500,000	428,484
5.00%, 5/15/2050	95,000	73,952

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP, (continued)
5.88%, 3/1/2022	$500,000	$469,686
Enterprise Products Operating LLC,
3.50%, 2/1/2022	500,000	493,340
4.05%, 2/15/2022	250,000	246,998
3.90%, 2/15/2024	750,000	766,632
2.80%, 1/31/2030	120,000	107,843
6.13%, 10/15/2039	285,000	291,952
6.45%, 9/1/2040	250,000	302,788
4.45%, 2/15/2043	500,000	472,301
4.85%, 3/15/2044	200,000	207,354
4.25%, 2/15/2048	250,000	232,059
3.70%, 1/31/2051(b)	350,000	308,654
Equinor ASA,
3.70%, 3/1/2024	500,000	519,445
3.25%, 11/10/2024(b)	500,000	488,577
3.95%, 5/15/2043	300,000	310,181
3.25%, 11/18/2049	100,000	98,323
Exxon Mobil Corp.,
3.18%, 3/15/2024(b)	500,000	523,488
2.02%, 8/16/2024(b)	100,000	99,518
2.71%, 3/6/2025	500,000	517,397
3.04%, 3/1/2026	235,000	248,437
2.28%, 8/16/2026	100,000	101,788
2.44%, 8/16/2029(b)	100,000	103,275
4.11%, 3/1/2046(b)	250,000	295,541
3.10%, 8/16/2049(b)	250,000	253,162
Hess Corp.,
4.30%, 4/1/2027(b)	500,000	362,106
7.30%, 8/15/2031	164,000	140,347
5.60%, 2/15/2041	250,000	170,727
Husky Energy, Inc.,
3.95%, 4/15/2022	600,000	543,402
Kinder Morgan Energy Partners LP,
3.50%, 3/1/2021	625,000	616,934
5.80%, 3/1/2021	200,000	201,359
4.25%, 9/1/2024	250,000	244,337
5.80%, 3/15/2035	206,000	218,878
6.38%, 3/1/2041	250,000	251,350
5.00%, 8/15/2042	350,000	326,073
Kinder Morgan, Inc.,
4.30%, 6/1/2025	160,000	163,272
5.30%, 12/1/2034	350,000	336,918
5.55%, 6/1/2045	250,000	254,807
5.05%, 2/15/2046(b)	250,000	242,776
Magellan Midstream Partners LP,
4.25%, 9/15/2046	350,000	291,236
Marathon Oil Corp.,
2.80%, 11/1/2022	250,000	191,406
3.85%, 6/1/2025(b)	500,000	360,244
6.80%, 3/15/2032(b)	118,000	86,128
Marathon Petroleum Corp.,
5.13%, 3/1/2021	600,000	581,734
3.63%, 9/15/2024	250,000	221,645
6.50%, 3/1/2041	250,000	231,806
MPLX LP,
4.50%, 7/15/2023	150,000	129,096
4.88%, 6/1/2025	250,000	205,843
4.25%, 12/1/2027(c)	750,000	605,810
4.00%, 3/15/2028	500,000	433,630
4.50%, 4/15/2038(b)	250,000	195,211
4.70%, 4/15/2048	250,000	193,504
Nexen, Inc.,
5.88%, 3/10/2035	133,000	179,081
6.40%, 5/15/2037	200,000	272,656
Noble Energy, Inc.,
3.85%, 1/15/2028(b)	250,000	176,832
5.25%, 11/15/2043	150,000	88,121
4.95%, 8/15/2047	250,000	145,598

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.,
2.70%, 2/15/2023	$153,000	$90,608
5.55%, 3/15/2026	235,000	124,293
3.00%, 2/15/2027	219,000	101,513
ONEOK Partners LP,
4.90%, 3/15/2025	500,000	437,123
6.13%, 2/1/2041	100,000	89,951
ONEOK, Inc.,
4.00%, 7/13/2027	500,000	409,570
4.35%, 3/15/2029	500,000	407,274
5.20%, 7/15/2048	250,000	195,997
Ovintiv, Inc.,
6.50%, 2/1/2038(b)	500,000	217,120
Petroleos Mexicanos,
4.50%, 1/23/2026	1,250,000	910,562
6.50%, 3/13/2027	750,000	553,268
5.95%, 1/28/2031(c)	539,000	373,807
6.63%, 6/15/2035	1,074,000	736,120
6.38%, 1/23/2045	500,000	316,200
5.63%, 1/23/2046(b)	500,000	310,250
6.35%, 2/12/2048	500,000	312,500
7.69%, 1/23/2050(c)	850,000	586,500
Phillips 66, 4.65%, 11/15/2034	200,000	186,017
5.88%, 5/1/2042	382,000	379,142
Phillips 66 Partners LP,
3.61%, 2/15/2025	500,000	474,807
Pioneer Natural Resources Co.,
3.95%, 7/15/2022	450,000	433,493
Plains All American Pipeline LP,
4.65%, 10/15/2025	500,000	402,340
5.15%, 6/1/2042	350,000	231,441
Sabine Pass Liquefaction LLC,
5.00%, 3/15/2027	1,000,000	849,694
Suncor Energy, Inc.,
3.60%, 12/1/2024	235,000	225,954
5.95%, 5/15/2035	271,000	249,544
6.50%, 6/15/2038	500,000	512,685
Sunoco Logistics Partners Operations LP,
3.45%, 1/15/2023	250,000	215,381
5.35%, 5/15/2045	500,000	392,116
Total Capital Canada Ltd.,
2.75%, 7/15/2023	750,000	760,119
Total Capital International SA,
2.88%, 2/17/2022	500,000	502,668
2.83%, 1/10/2030(b)	500,000	505,705
TransCanada PipeLines Ltd.,
4.88%, 1/15/2026	285,000	311,480
4.25%, 5/15/2028(b)	500,000	504,903
4.63%, 3/1/2034	250,000	240,023
5.85%, 3/15/2036	750,000	800,421
Transcanada Trust,
(ICE LIBOR USD 3 Month + 4.15%),
5.50%, 9/15/2079(d)	100,000	76,500
Valero Energy Corp.,
4.00%, 4/1/2029	250,000	236,866
7.50%, 4/15/2032	118,000	134,370
6.63%, 6/15/2037(b)	200,000	209,693
Western Midstream Operating LP,
4.65%, 7/1/2026	117,000	59,591
Williams Cos., Inc. (The),
4.00%, 9/15/2025	500,000	438,989
6.30%, 4/15/2040(b)	150,000	149,403
5.80%, 11/15/2043	250,000	244,915
4.90%, 1/15/2045	350,000	306,194

		44,263,350

Corporate Bonds (continued)
	Principal Amount	Value

Paper & Forest Products 0.0%†
Georgia-Pacific LLC,
8.88%, 5/15/2031	$250,000	$382,001
Suzano Austria GmbH,
5.00%, 1/15/2030(b)	200,000	176,000

		558,001

Personal Products 0.0%†
Estee Lauder Cos., Inc. (The),
2.00%, 12/1/2024(b)	85,000	84,655
2.38%, 12/1/2029	35,000	33,913
3.13%, 12/1/2049	150,000	145,456

		264,024

Pharmaceuticals 1.0%
Allergan Finance LLC,
3.25%, 10/1/2022	200,000	200,536
Allergan Funding SCS,
3.45%, 3/15/2022	310,000	321,885
3.85%, 6/15/2024	325,000	340,338
3.80%, 3/15/2025	250,000	255,961
4.55%, 3/15/2035	195,000	214,473
4.75%, 3/15/2045	168,000	181,076
AstraZeneca plc,
3.38%, 11/16/2025	1,000,000	1,040,837
6.45%, 9/15/2037	200,000	283,629
4.00%, 9/18/2042	250,000	280,357
Bristol-Myers Squibb Co.,
2.00%, 8/1/2022	700,000	705,527
3.25%, 8/15/2022(c)	300,000	311,490
3.25%, 2/20/2023(c)	250,000	262,514
2.90%, 7/26/2024(c)	500,000	529,877
3.88%, 8/15/2025(c)	500,000	572,725
3.90%, 2/20/2028(c)	250,000	277,848
3.25%, 8/1/2042(b)	250,000	256,130
4.63%, 5/15/2044(c)	500,000	636,868
4.55%, 2/20/2048(c)	250,000	316,625
4.25%, 10/26/2049(c)	500,000	626,278
Eli Lilly & Co.,
2.75%, 6/1/2025	95,000	98,162
3.95%, 3/15/2049	450,000	566,981
GlaxoSmithKline Capital plc,
2.85%, 5/8/2022	250,000	256,657
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/2028	300,000	336,977
5.38%, 4/15/2034	201,000	251,043
4.20%, 3/18/2043	300,000	334,295
Johnson & Johnson,
2.45%, 12/5/2021	500,000	511,866
2.45%, 3/1/2026(b)	250,000	266,983
4.95%, 5/15/2033(b)	663,000	881,127
3.63%, 3/3/2037	600,000	675,283
3.70%, 3/1/2046	250,000	301,316
3.75%, 3/3/2047	100,000	122,243
Merck & Co., Inc.,
2.75%, 2/10/2025(b)	220,000	229,008
3.60%, 9/15/2042	250,000	279,086
4.15%, 5/18/2043(b)	350,000	425,282
4.00%, 3/7/2049	350,000	441,158
Mylan NV,
3.95%, 6/15/2026	800,000	789,471
5.25%, 6/15/2046	200,000	190,856
Novartis Capital Corp.,
2.40%, 5/17/2022(b)	500,000	512,380
2.40%, 9/21/2022(b)	500,000	511,619
3.10%, 5/17/2027	500,000	539,290
4.40%, 5/6/2044	200,000	262,931
4.00%, 11/20/2045	200,000	253,852
Pfizer, Inc.,
2.20%, 12/15/2021	1,000,000	1,002,956

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Pharmaceuticals (continued)
Pfizer, Inc., (continued)
3.40%, 5/15/2024(b)	$500,000	$521,813
3.00%, 12/15/2026(b)	500,000	536,606
7.20%, 3/15/2039	525,000	841,115
4.00%, 3/15/2049	600,000	733,067
Pharmacia LLC,
6.60%, 12/1/2028(f)	177,000	234,705
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026	925,000	935,713
Wyeth LLC,
6.50%, 2/1/2034	206,000	297,508
Zoetis, Inc.,
3.25%, 2/1/2023(b)	600,000	611,788
4.50%, 11/13/2025	230,000	239,236
3.90%, 8/20/2028	650,000	675,497

		23,282,844

Professional Services 0.0%†
Thomson Reuters Corp.,
4.30%, 11/23/2023	500,000	505,469
3.35%, 5/15/2026	280,000	280,142
Verisk Analytics, Inc.,
4.00%, 6/15/2025	250,000	266,850

		1,052,461

Real Estate Management & Development 0.0%†
CBRE Services, Inc.,
4.88%, 3/1/2026	500,000	520,906

Road & Rail 0.4%
Burlington Northern Santa Fe LLC,
3.85%, 9/1/2023	150,000	159,874
3.75%, 4/1/2024	500,000	528,263
3.65%, 9/1/2025(b)	250,000	265,142
3.25%, 6/15/2027(b)	500,000	516,954
7.95%, 8/15/2030	206,000	286,800
4.55%, 9/1/2044	250,000	298,517
4.70%, 9/1/2045	250,000	298,268
4.05%, 6/15/2048	250,000	290,912
3.55%, 2/15/2050(b)	250,000	273,098
Canadian National Railway Co.,
6.90%, 7/15/2028(b)	242,000	307,139
6.20%, 6/1/2036	236,000	319,792
Canadian Pacific Railway Co.,
2.90%, 2/1/2025	250,000	239,514
5.95%, 5/15/2037	250,000	322,338
6.13%, 9/15/2115	250,000	332,118
CSX Corp.,
5.50%, 4/15/2041	150,000	176,612
4.10%, 3/15/2044	250,000	259,638
4.30%, 3/1/2048	250,000	273,984
4.50%, 3/15/2049	250,000	287,506
3.95%, 5/1/2050	350,000	364,840
Kansas City Southern,
2.88%, 11/15/2029	160,000	153,484
4.20%, 11/15/2069	65,000	59,584
Norfolk Southern Corp.,
3.25%, 12/1/2021	250,000	252,763
2.55%, 11/1/2029	100,000	96,724
4.45%, 6/15/2045	500,000	553,982
3.40%, 11/1/2049	170,000	164,966
Ryder System, Inc.,
2.50%, 9/1/2024	75,000	71,394
2.90%, 12/1/2026	270,000	263,480
Union Pacific Corp.,
2.75%, 4/15/2023	750,000	752,464
3.25%, 8/15/2025	500,000	516,068
2.15%, 2/5/2027	55,000	53,711

Corporate Bonds (continued)
	Principal Amount	Value

Road & Rail (continued)
Union Pacific Corp., (continued)
2.40%, 2/5/2030	$60,000	$58,283
3.60%, 9/15/2037	500,000	516,363
4.05%, 11/15/2045(b)	220,000	233,198
4.05%, 3/1/2046	340,000	358,432
4.50%, 9/10/2048	250,000	283,010
3.25%, 2/5/2050	100,000	99,417
3.95%, 8/15/2059	60,000	63,524

		10,352,156

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.,
4.30%, 6/15/2021	400,000	412,196
3.30%, 4/1/2027	200,000	212,777
5.10%, 10/1/2035	250,000	336,376
Broadcom Corp.,
3.00%, 1/15/2022	1,000,000	988,870
3.63%, 1/15/2024	1,000,000	982,282
Broadcom, Inc.,
4.25%, 4/15/2026(c)	500,000	491,554
4.75%, 4/15/2029(c)	500,000	507,176
Intel Corp.,
3.70%, 7/29/2025	500,000	551,355
2.45%, 11/15/2029	200,000	204,839
3.90%, 3/25/2030	400,000	456,315
4.10%, 5/11/2047	500,000	607,354
3.73%, 12/8/2047	643,000	749,889
KLA Corp.,
4.65%, 11/1/2024	215,000	226,840
4.10%, 3/15/2029	100,000	105,041
3.30%, 3/1/2050	420,000	393,489
Lam Research Corp.,
3.80%, 3/15/2025	255,000	262,640
Maxim Integrated Products, Inc.,
3.38%, 3/15/2023(b)	350,000	357,146
Micron Technology, Inc.,
4.64%, 2/6/2024	60,000	60,945
5.33%, 2/6/2029	150,000	163,826
NVIDIA Corp.,
2.85%, 4/1/2030(b)	60,000	62,617
3.50%, 4/1/2040	50,000	53,048
3.50%, 4/1/2050	80,000	86,986
NXP BV,
3.88%, 6/18/2026(c)	35,000	34,048
4.30%, 6/18/2029(c)	100,000	102,478
QUALCOMM, Inc.,
2.60%, 1/30/2023	70,000	71,575
2.90%, 5/20/2024	1,000,000	1,035,141
3.25%, 5/20/2027(b)	250,000	262,967
4.65%, 5/20/2035	500,000	631,804
Texas Instruments, Inc.,
1.38%, 3/12/2025	200,000	198,469

		10,610,043

Software 0.6%
Adobe, Inc.,
1.70%, 2/1/2023	30,000	30,191
1.90%, 2/1/2025	30,000	30,261
3.25%, 2/1/2025	135,000	145,806
2.15%, 2/1/2027	245,000	248,072
2.30%, 2/1/2030	600,000	600,806
CA, Inc.,
4.50%, 8/15/2023	410,000	404,814
Microsoft Corp.,
2.65%, 11/3/2022	500,000	524,029
2.00%, 8/8/2023	250,000	258,515
3.63%, 12/15/2023(b)	400,000	437,054
2.88%, 2/6/2024	365,000	388,336
2.40%, 8/8/2026	465,000	493,638

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Software (continued)
Microsoft Corp., (continued)
3.50%, 2/12/2035	$325,000	$382,199
3.45%, 8/8/2036(b)	500,000	557,057
4.10%, 2/6/2037	500,000	602,710
4.50%, 10/1/2040	300,000	393,314
3.75%, 2/12/2045	750,000	902,927
4.45%, 11/3/2045	350,000	460,244
3.70%, 8/8/2046	500,000	600,219
4.25%, 2/6/2047	750,000	966,473
Oracle Corp.,
2.80%, 7/8/2021(b)	1,000,000	1,014,440
1.90%, 9/15/2021	1,500,000	1,504,420
2.50%, 10/15/2022	500,000	510,145
2.65%, 7/15/2026	190,000	193,912
3.25%, 5/15/2030	250,000	265,183
5.38%, 7/15/2040	350,000	467,498
4.50%, 7/8/2044	650,000	749,321
4.00%, 7/15/2046	500,000	557,801
4.00%, 11/15/2047	500,000	548,450

		14,237,835

Specialty Retail 0.3%
AutoZone, Inc.,
3.25%, 4/15/2025	325,000	323,927
Home Depot, Inc. (The),
2.70%, 4/1/2023(b)	500,000	514,766
3.35%, 9/15/2025	85,000	91,624
2.80%, 9/14/2027(b)	750,000	775,217
2.95%, 6/15/2029	100,000	103,656
2.70%, 4/15/2030	115,000	116,934
5.88%, 12/16/2036	300,000	407,011
5.95%, 4/1/2041	150,000	209,663
4.20%, 4/1/2043	250,000	289,431
4.40%, 3/15/2045	600,000	701,478
3.13%, 12/15/2049	100,000	98,664
3.35%, 4/15/2050	35,000	36,568
Lowe’s Cos., Inc.,
3.13%, 9/15/2024	400,000	406,655
3.10%, 5/3/2027(b)	250,000	250,786
6.50%, 3/15/2029	236,000	289,053
3.65%, 4/5/2029	400,000	410,421
4.05%, 5/3/2047	250,000	247,518
4.55%, 4/5/2049	350,000	377,578
TJX Cos., Inc. (The),
2.25%, 9/15/2026	500,000	476,067

		6,127,017

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.,
1.55%, 8/4/2021(b)	1,000,000	1,006,170
2.30%, 5/11/2022(b)	250,000	256,265
1.70%, 9/11/2022(b)	260,000	264,511
2.50%, 2/9/2025	595,000	627,640
3.25%, 2/23/2026	1,130,000	1,226,806
2.45%, 8/4/2026	625,000	654,692
3.35%, 2/9/2027	1,000,000	1,089,955
2.20%, 9/11/2029(b)	235,000	240,865
3.85%, 5/4/2043	750,000	891,539
4.38%, 5/13/2045	355,000	451,317
4.65%, 2/23/2046	460,000	610,095
4.25%, 2/9/2047	500,000	639,798
Dell International LLC,
4.42%, 6/15/2021(c)	500,000	499,890
5.45%, 6/15/2023(c)	350,000	359,678
6.02%, 6/15/2026(c)	475,000	490,239
8.35%, 7/15/2046(c)	500,000	593,627
Hewlett Packard Enterprise Co.,
2.25%, 4/1/2023	500,000	488,598
4.90%, 10/15/2025(f)	500,000	526,445

Corporate Bonds (continued)
	Principal Amount	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., (continued)
6.35%, 10/15/2045(f)	$250,000	$296,685
HP, Inc.,
6.00%, 9/15/2041	250,000	269,182
NetApp, Inc.,
3.38%, 6/15/2021	210,000	210,527
Seagate HDD Cayman,
5.75%, 12/1/2034	175,000	163,473

		11,857,997

Textiles, Apparel & Luxury Goods 0.0%†
NIKE, Inc.,
2.85%, 3/27/2030	400,000	422,634
3.88%, 11/1/2045	250,000	295,163
3.38%, 3/27/2050	200,000	218,180

		935,977

Thrifts & Mortgage Finance 0.0%†
BPCE SA,
4.00%, 4/15/2024	475,000	492,498

Tobacco 0.2%
Altria Group, Inc.,
3.80%, 2/14/2024(b)	500,000	506,793
4.25%, 8/9/2042	250,000	248,509
4.50%, 5/2/2043	250,000	247,030
5.38%, 1/31/2044	170,000	188,354
5.95%, 2/14/2049	500,000	578,170
BAT Capital Corp.,
3.22%, 8/15/2024	500,000	481,147
3.56%, 8/15/2027	250,000	235,459
4.39%, 8/15/2037	500,000	460,905
4.54%, 8/15/2047	500,000	455,069
Philip Morris International, Inc.,
2.63%, 3/6/2023(b)	1,000,000	971,956
6.38%, 5/16/2038	460,000	583,791
3.88%, 8/21/2042	250,000	250,964
Reynolds American, Inc.,
4.45%, 6/12/2025	500,000	502,986
5.70%, 8/15/2035	120,000	128,658

		5,839,791

Trading Companies & Distributors 0.1%
Air Lease Corp.,
2.30%, 2/1/2025	75,000	57,190
3.25%, 3/1/2025	1,000,000	783,730
3.25%, 10/1/2029(b)	250,000	200,260
Aircastle Ltd.,
5.00%, 4/1/2023	100,000	97,630
4.13%, 5/1/2024	300,000	263,214
GATX Corp.,
3.25%, 9/15/2026	500,000	503,325
WW Grainger, Inc.,
3.75%, 5/15/2046	250,000	224,613

		2,129,962

Water Utilities 0.0%†
American Water Capital Corp.,
4.30%, 9/1/2045	500,000	513,565

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
3.13%, 7/16/2022	750,000	757,197
6.38%, 3/1/2035	177,000	237,560
6.13%, 3/30/2040	350,000	458,990
Rogers Communications, Inc.,
3.00%, 3/15/2023	600,000	590,037
5.00%, 3/15/2044	250,000	299,735

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Wireless Telecommunication Services (continued)
Rogers Communications, Inc., (continued)
3.70%, 11/15/2049	$100,000	$102,124
Vodafone Group plc,
4.38%, 5/30/2028	250,000	264,033
7.88%, 2/15/2030	206,000	279,420
4.38%, 2/19/2043	500,000	515,689
5.25%, 5/30/2048	500,000	602,601
4.25%, 9/17/2050(b)	40,000	41,114

		4,148,500

Total Corporate Bonds (cost $563,017,211)		577,265,471

Foreign Government Securities 1.7%
	Principal Amount	Value

CANADA 0.4%
Canada Government Bond,
2.63%, 1/25/2022 (b)	$1,000,000	1,036,082
Export Development Canada,
2.00%, 5/17/2022 (b)	1,000,000	1,031,856
1.75%, 7/18/2022	500,000	512,837
Province of Alberta,
3.35%, 11/1/2023	500,000	541,983
3.30%, 3/15/2028	500,000	573,788
Province of British Columbia,
2.00%, 10/23/2022 (b)	500,000	516,294
Province of Ontario,
2.25%, 5/18/2022 (b)	1,000,000	1,029,928
2.20%, 10/3/2022 (b)	1,000,000	1,034,776
3.05%, 1/29/2024	500,000	545,518
Province of Quebec,
2.63%, 2/13/2023	500,000	527,035
2.50%, 4/9/2024	500,000	531,731
7.50%, 9/15/2029	578,000	873,986

		8,755,814

CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025	750,000	781,875
3.63%, 10/30/2042 (b)	400,000	424,000

		1,205,875

COLOMBIA 0.1%
Republic of Colombia,
4.38%, 7/12/2021 (b)	500,000	505,005
4.50%, 1/28/2026	1,000,000	1,012,500
7.38%, 9/18/2037	225,000	280,125
5.63%, 2/26/2044	500,000	548,750
5.00%, 6/15/2045	700,000	717,500

		3,063,880

GERMANY 0.0%†
FMS Wertmanagement AoeR,
2.75%, 1/30/2024	600,000	647,801

HUNGARY 0.0%†
Hungary Government Bond,
5.38%, 3/25/2024	500,000	550,000
7.63%, 3/29/2041	250,000	385,000

		935,000

Foreign Government Securities (continued)
	Principal Amount	Value

INDONESIA 0.1%
Republic of Indonesia,
4.10%, 4/24/2028	$1,000,000	$1,022,430
5.35%, 2/11/2049 (b)	200,000	227,207
3.50%, 2/14/2050 (b)	200,000	201,015

		1,450,652

ISRAEL 0.1%
State of Israel Government Bond,
3.15%, 6/30/2023 (b)	500,000	517,498
3.25%, 1/17/2028	1,000,000	1,060,070
3.38%, 1/15/2050	200,000	194,000

		1,771,568

ITALY 0.0%†
Italian Republic Government Bond,
6.88%, 9/27/2023	251,000	287,645
5.38%, 6/15/2033	291,000	341,044
4.00%, 10/17/2049	200,000	187,267

		815,956

JAPAN 0.2%
Japan Bank for International Cooperation,
2.38%, 11/16/2022	1,000,000	1,040,346
2.50%, 5/23/2024	2,000,000	2,112,963
2.38%, 4/20/2026	500,000	539,068
1.88%, 7/21/2026	500,000	523,225

		4,215,602

MEXICO 0.2%
United Mexican States,
4.00%, 10/2/2023	500,000	510,000
3.75%, 1/11/2028 (b)	1,000,000	994,010
6.75%, 9/27/2034 (b)	996,000	1,309,750
4.75%, 3/8/2044 (b)	600,000	603,906
5.55%, 1/21/2045	500,000	564,375
4.60%, 1/23/2046	347,000	345,199
4.35%, 1/15/2047 (b)	500,000	485,760
5.75%, 10/12/2110	200,000	207,252

		5,020,252

PANAMA 0.0%†
Republic of Panama,
6.70%, 1/26/2036	250,000	320,002
4.30%, 4/29/2053	500,000	537,505
3.87%, 7/23/2060	200,000	201,000

		1,058,507

PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 (b)	750,000	845,633
8.75%, 11/21/2033 (b)	500,000	788,755

		1,634,388

PHILIPPINES 0.1%
Republic of Philippines,
4.20%, 1/21/2024	500,000	526,599
9.50%, 2/2/2030	500,000	750,633
7.75%, 1/14/2031	200,000	282,401
6.38%, 10/23/2034	500,000	663,336
3.70%, 2/2/2042	600,000	658,460

		2,881,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

POLAND 0.1%
Republic of Poland,
5.13%, 4/21/2021	$200,000	$207,216
5.00%, 3/23/2022	300,000	319,417
4.00%, 1/22/2024	500,000	543,952

		1,070,585

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
5.00%, 4/11/2022	500,000	535,315
2.38%, 4/21/2027	1,000,000	1,005,091
Republic of Korea,
5.63%, 11/3/2025	300,000	364,409
4.13%, 6/10/2044 (b)	250,000	339,208

		2,244,023

SWEDEN 0.0%†
Svensk Exportkredit AB,
2.38%, 3/9/2022	500,000	516,411
1.63%, 11/14/2022	200,000	202,914

		719,325

URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027	1,250,000	1,348,450
5.10%, 6/18/2050	700,000	791,882

		2,140,332

Total Foreign Government Securities (cost $38,003,640)		39,630,989

Mortgage-Backed Securities 26.6%
	Principal Amount	Value

FHLMC Gold Pool
Pool# J00935 5.00%, 12/1/2020	1,502	1,577
Pool# J00854 5.00%, 1/1/2021	1,996	2,095
Pool# J01279 5.50%, 2/1/2021	570	577
Pool# J01570 5.50%, 4/1/2021	1,097	1,113
Pool# J06015 5.00%, 5/1/2021	2,857	2,999
Pool# J01771 5.00%, 5/1/2021	2,433	2,554
Pool# G18122 5.00%, 6/1/2021	1,975	2,073
Pool# J01980 6.00%, 6/1/2021	2,966	2,984
Pool# J03074 5.00%, 7/1/2021	886	930
Pool# J03028 5.50%, 7/1/2021	594	597
Pool# C90719 5.00%, 10/1/2023	127,205	137,041
Pool# J09912 4.00%, 6/1/2024	291,539	306,451
Pool# C00351 8.00%, 7/1/2024	219	238
Pool# G13900 5.00%, 12/1/2024	2,843	2,983
Pool# D60780 8.00%, 6/1/2025	1,244	1,366

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G30267 5.00%, 8/1/2025	$49,469	$53,294
Pool# E02746 3.50%, 11/1/2025	184,336	194,006
Pool# J13883 3.50%, 12/1/2025	365,311	384,699
Pool# J14732 4.00%, 3/1/2026	178,983	188,707
Pool# E02896 3.50%, 5/1/2026	211,955	223,089
Pool# J18702 3.00%, 3/1/2027	201,624	211,356
Pool# J18127 3.00%, 3/1/2027	198,531	208,106
Pool# J19106 3.00%, 5/1/2027	86,417	90,600
Pool# J20471 3.00%, 9/1/2027	379,651	398,016
Pool# D82854 7.00%, 10/1/2027	525	568
Pool# G14609 3.00%, 11/1/2027	504,268	528,671
Pool# C00566 7.50%, 12/1/2027	827	958
Pool# G15100 2.50%, 7/1/2028	215,016	223,588
Pool# C18271 7.00%, 11/1/2028	2,071	2,323
Pool# C00678 7.00%, 11/1/2028	1,119	1,297
Pool# C00836 7.00%, 7/1/2029	564	654
Pool# C31285 7.00%, 9/1/2029	1,351	1,544
Pool# C31282 7.00%, 9/1/2029	63	65
Pool# C32914 8.00%, 11/1/2029	958	983
Pool# G18536 2.50%, 1/1/2030	3,288,177	3,413,898
Pool# C37436 8.00%, 1/1/2030	1,506	1,794
Pool# C36429 7.00%, 2/1/2030	623	644
Pool# C36306 7.00%, 2/1/2030	618	644
Pool# C00921 7.50%, 2/1/2030	984	1,144
Pool# G01108 7.00%, 4/1/2030	393	449
Pool# C37703 7.50%, 4/1/2030	684	725
Pool# G18552 3.00%, 5/1/2030	1,182,513	1,242,598
Pool# U49055 3.00%, 6/1/2030	124,982	131,433
Pool# J32243 3.00%, 7/1/2030	757,703	796,304
Pool# J32257 3.00%, 7/1/2030	187,624	197,631
Pool# J32255 3.00%, 7/1/2030	153,864	161,697
Pool# C41561 8.00%, 8/1/2030	1,923	2,015
Pool# C01051 8.00%, 9/1/2030	1,912	2,304
Pool# C43550 7.00%, 10/1/2030	1,443	1,486

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# C44017 7.50%, 10/1/2030	$450	$458
Pool# C43967 8.00%, 10/1/2030	4,312	4,329
Pool# C44957 8.00%, 11/1/2030	1,638	1,750
Pool# J33361 3.00%, 12/1/2030	402,594	422,947
Pool# G18578 3.00%, 12/1/2030	395,257	415,342
Pool# J33315 3.00%, 12/1/2030	167,333	175,842
Pool# C01103 7.50%, 12/1/2030	906	1,101
Pool# C46932 7.50%, 1/1/2031	654	679
Pool# G18587 3.00%, 2/1/2031	300,302	315,548
Pool# C47287 7.50%, 2/1/2031	1,402	1,486
Pool# G18592 3.00%, 3/1/2031	334,023	350,996
Pool# C48206 7.50%, 3/1/2031	1,731	1,737
Pool# C91366 4.50%, 4/1/2031	90,759	99,084
Pool# G18601 3.00%, 5/1/2031	195,972	205,936
Pool# G18605 3.00%, 6/1/2031	115,031	120,881
Pool# J34627 3.00%, 6/1/2031	19,493	20,433
Pool# C91377 4.50%, 6/1/2031	46,887	51,239
Pool# C53324 7.00%, 6/1/2031	1,592	1,701
Pool# C01209 8.00%, 6/1/2031	669	777
Pool# J35107 2.50%, 8/1/2031	152,065	158,125
Pool# G01309 7.00%, 8/1/2031	1,226	1,415
Pool# G01311 7.00%, 9/1/2031	8,501	9,899
Pool# C01222 7.00%, 9/1/2031	1,040	1,225
Pool# G01315 7.00%, 9/1/2031	294	346
Pool# J35522 2.50%, 10/1/2031	646,383	671,143
Pool# C60012 7.00%, 11/1/2031	732	758
Pool# C61298 8.00%, 11/1/2031	2,570	2,652
Pool# J35957 2.50%, 12/1/2031	897,309	931,685
Pool# C61105 7.00%, 12/1/2031	5,450	5,898
Pool# C01305 7.50%, 12/1/2031	746	858
Pool# C63171 7.00%, 1/1/2032	5,994	7,002
Pool# V61548 2.50%, 2/1/2032	815,091	847,620
Pool# D99004 3.50%, 3/1/2032	143,607	154,447
Pool# G30577 3.50%, 4/1/2032	330,653	355,620

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G01391 7.00%, 4/1/2032	$14,608	$17,134
Pool# C01345 7.00%, 4/1/2032	4,817	5,679
Pool# C01370 8.00%, 4/1/2032	1,081	1,263
Pool# C66916 7.00%, 5/1/2032	11,559	12,571
Pool# C01381 8.00%, 5/1/2032	13,034	15,660
Pool# C68300 7.00%, 6/1/2032	3,458	3,704
Pool# C68290 7.00%, 6/1/2032	2,363	2,591
Pool# D99266 3.50%, 7/1/2032	218,925	235,458
Pool# G01449 7.00%, 7/1/2032	9,287	10,891
Pool# C69908 7.00%, 8/1/2032	24,743	28,530
Pool# C91558 3.50%, 9/1/2032	52,045	55,965
Pool# G16407 2.50%, 1/1/2033	458,566	477,197
Pool# G16408 2.50%, 1/1/2033	332,284	345,977
Pool# G01536 7.00%, 3/1/2033	11,779	13,947
Pool# C01528 5.00%, 4/1/2033	71,078	78,705
Pool# G30646 3.00%, 5/1/2033	296,916	315,992
Pool# G30642 3.00%, 5/1/2033	133,657	142,265
Pool# K90535 3.00%, 5/1/2033	55,936	59,547
Pool# G18693 4.00%, 5/1/2033	177,580	187,402
Pool# G18696 3.50%, 7/1/2033	56,241	59,141
Pool# A16419 6.50%, 11/1/2033	15,517	17,204
Pool# C01806 7.00%, 1/1/2034	12,303	13,098
Pool# A21356 6.50%, 4/1/2034	48,985	57,645
Pool# C01851 6.50%, 4/1/2034	27,142	32,531
Pool# A22067 6.50%, 5/1/2034	31,156	36,080
Pool# A24301 6.50%, 5/1/2034	28,450	31,543
Pool# G18737 3.50%, 6/1/2034	436,047	459,146
Pool# A24988 6.50%, 7/1/2034	11,387	12,625
Pool# G01741 6.50%, 10/1/2034	10,454	12,129
Pool# G08023 6.50%, 11/1/2034	22,269	26,043
Pool# A33137 6.50%, 1/1/2035	3,847	4,266
Pool# G01947 7.00%, 5/1/2035	10,531	12,452
Pool# G08073 5.50%, 8/1/2035	115,141	130,493
Pool# A37135 5.50%, 9/1/2035	103,677	116,522

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# A47368 5.00%, 10/1/2035	$138,402	$153,766
Pool# A38531 5.50%, 10/1/2035	261,366	295,550
Pool# A38255 5.50%, 10/1/2035	165,538	187,091
Pool# G08088 6.50%, 10/1/2035	102,248	120,233
Pool# A39759 5.50%, 11/1/2035	9,960	11,263
Pool# A40376 5.50%, 12/1/2035	5,919	6,589
Pool# A42305 5.50%, 1/1/2036	17,397	19,312
Pool# A41548 7.00%, 1/1/2036	17,026	19,940
Pool# G08111 5.50%, 2/1/2036	148,294	167,903
Pool# A43886 5.50%, 3/1/2036	387,732	441,379
Pool# A43885 5.50%, 3/1/2036	228,796	253,722
Pool# A43884 5.50%, 3/1/2036	201,915	223,926
Pool# A48378 5.50%, 3/1/2036	104,502	114,586
Pool# A43861 5.50%, 3/1/2036	49,620	54,231
Pool# G08116 5.50%, 3/1/2036	31,598	35,798
Pool# A48735 5.50%, 5/1/2036	7,278	7,955
Pool# A53039 6.50%, 10/1/2036	46,559	51,621
Pool# A53219 6.50%, 10/1/2036	1,146	1,271
Pool# G05254 5.00%, 1/1/2037	106,917	118,803
Pool# G04331 5.00%, 2/1/2037	100,603	111,839
Pool# G05941 6.00%, 2/1/2037	504,702	580,756
Pool# G03620 6.50%, 10/1/2037	2,802	3,307
Pool# G03721 6.00%, 12/1/2037	45,221	52,010
Pool# G03969 6.00%, 2/1/2038	53,338	61,458
Pool# C91982 3.50%, 3/1/2038	290,153	309,287
Pool# G04913 5.00%, 3/1/2038	183,511	204,125
Pool# G05299 4.50%, 6/1/2038	187,583	205,412
Pool# G04581 6.50%, 8/1/2038	89,510	102,730
Pool# C92013 3.50%, 9/1/2038	1,069,277	1,137,074
Pool# A81674 6.00%, 9/1/2038	293,953	332,153
Pool# A85442 5.00%, 3/1/2039	202,479	218,175
Pool# G05459 5.50%, 5/1/2039	1,440,349	1,627,500
Pool# G05535 4.50%, 7/1/2039	595,296	651,800
Pool# A89500 4.50%, 10/1/2039	67,882	73,622

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# A91165 5.00%, 2/1/2040	$2,445,786	$2,710,698
Pool# G60342 4.50%, 5/1/2042	588,288	643,596
Pool# G60195 4.00%, 6/1/2042	723,406	781,947
Pool# Q08977 4.00%, 6/1/2042	135,562	146,535
Pool# Q09824 4.00%, 8/1/2042	89,484	96,789
Pool# Q11087 4.00%, 9/1/2042	157,951	170,038
Pool# G07158 3.50%, 10/1/2042	598,429	641,984
Pool# G07163 3.50%, 10/1/2042	317,490	340,753
Pool# Q11532 3.50%, 10/1/2042	239,929	257,510
Pool# Q12051 3.50%, 10/1/2042	227,092	243,732
Pool# Q12052 3.50%, 10/1/2042	96,480	103,516
Pool# C09020 3.50%, 11/1/2042	651,433	699,059
Pool# G07264 3.50%, 12/1/2042	653,125	700,984
Pool# Q14292 3.50%, 1/1/2043	124,845	133,995
Pool# Q15884 3.00%, 2/1/2043	826,898	874,193
Pool# Q16470 3.00%, 3/1/2043	1,376,102	1,454,929
Pool# V80002 2.50%, 4/1/2043	545,947	568,433
Pool# Q16915 3.00%, 4/1/2043	485,663	513,484
Pool# Q17675 3.50%, 4/1/2043	564,569	605,919
Pool# Q18523 3.50%, 5/1/2043	878,799	941,940
Pool# Q18751 3.50%, 6/1/2043	1,075,942	1,146,524
Pool# G07410 3.50%, 7/1/2043	222,177	238,518
Pool# Q20332 3.50%, 7/1/2043	97,394	104,498
Pool# G07459 3.50%, 8/1/2043	867,186	930,504
Pool# G60038 3.50%, 1/1/2044	1,755,323	1,882,950
Pool# Q26869 4.00%, 6/1/2044	936,634	1,013,215
Pool# G07946 4.00%, 7/1/2044	26,676	28,848
Pool# Q28607 3.50%, 9/1/2044	359,440	385,413
Pool# G61231 3.50%, 9/1/2044	105,047	112,719
Pool# G08609 3.50%, 10/1/2044	414,842	443,573
Pool# Q30833 4.00%, 1/1/2045	43,081	46,574
Pool# G60400 4.50%, 1/1/2045	256,009	279,062
Pool# G07925 4.00%, 2/1/2045	63,181	69,263
Pool# Q34165 4.00%, 6/1/2045	474,082	512,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# V81873 4.00%, 8/1/2045	$378,559	$409,185
Pool# G08669 4.00%, 9/1/2045	604,791	653,598
Pool# V82126 3.50%, 12/1/2045	239,572	256,589
Pool# Q38199 3.50%, 1/1/2046	25,404	27,046
Pool# Q38357 4.00%, 1/1/2046	175,048	189,107
Pool# G61365 4.50%, 1/1/2046	98,356	107,245
Pool# Q39434 3.50%, 3/1/2046	242,237	258,198
Pool# Q39364 3.50%, 3/1/2046	170,989	183,134
Pool# Q39440 4.00%, 3/1/2046	125,489	134,750
Pool# G08704 4.50%, 4/1/2046	49,212	53,631
Pool# Q40097 4.50%, 4/1/2046	3,124	3,360
Pool# G60582 3.50%, 5/1/2046	499,089	532,736
Pool# Q40718 3.50%, 5/1/2046	242,096	257,625
Pool# G08707 4.00%, 5/1/2046	281,358	303,399
Pool# G08708 4.50%, 5/1/2046	39,940	43,556
Pool# Q40728 4.50%, 5/1/2046	2,830	3,043
Pool# Q41548 3.00%, 7/1/2046	186,358	196,810
Pool# Q41903 3.50%, 7/1/2046	293,353	311,999
Pool# Q41491 3.50%, 7/1/2046	42,842	45,533
Pool# Q41407 3.50%, 7/1/2046	28,795	30,495
Pool# G61791 4.00%, 7/1/2046	180,056	194,614
Pool# Q41947 4.50%, 7/1/2046	21,732	23,697
Pool# G08715 3.00%, 8/1/2046	1,631,536	1,721,425
Pool# Q42596 3.50%, 8/1/2046	269,544	287,344
Pool# Q42203 3.50%, 8/1/2046	61,449	65,384
Pool# Q42393 3.50%, 8/1/2046	54,437	57,749
Pool# G61237 3.50%, 8/1/2046	42,306	45,384
Pool# Q42680 4.00%, 8/1/2046	14,138	15,208
Pool# G08720 4.50%, 8/1/2046	26,444	28,731
Pool# G61323 3.00%, 9/1/2046	1,113,864	1,177,493
Pool# G08721 3.00%, 9/1/2046	895,279	943,794
Pool# V82617 3.50%, 9/1/2046	508,260	541,192
Pool# G08722 3.50%, 9/1/2046	193,613	206,367
Pool# G60733 4.50%, 9/1/2046	223,190	244,604

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G60722 3.00%, 10/1/2046	$1,748,978	$1,846,437
Pool# Q44035 3.00%, 10/1/2046	1,221,811	1,288,802
Pool# G61815 4.00%, 10/1/2046	115,173	124,389
Pool# G61257 3.00%, 11/1/2046	2,280,537	2,399,238
Pool# Q44452 3.00%, 11/1/2046	495,885	523,068
Pool# G08732 3.00%, 11/1/2046	157,640	166,285
Pool# Q44473 3.50%, 11/1/2046	67,875	71,985
Pool# Q44223 3.50%, 11/1/2046	47,168	49,964
Pool# G08734 4.00%, 11/1/2046	718,274	772,778
Pool# G08737 3.00%, 12/1/2046	3,209,574	3,380,538
Pool# G60989 3.00%, 12/1/2046	648,422	684,541
Pool# Q45878 3.00%, 12/1/2046	201,025	211,650
Pool# G08738 3.50%, 12/1/2046	3,518,733	3,733,688
Pool# Q45024 3.50%, 12/1/2046	153,788	164,713
Pool# G08741 3.00%, 1/1/2047	1,325,352	1,398,364
Pool# G08747 3.00%, 2/1/2047	2,325,064	2,451,689
Pool# G08748 3.50%, 2/1/2047	785,245	834,037
Pool# G08749 4.00%, 2/1/2047	1,359,901	1,460,790
Pool# G61890 4.00%, 2/1/2047	80,829	87,116
Pool# G08751 3.50%, 3/1/2047	1,249,585	1,324,327
Pool# Q47592 3.50%, 4/1/2047	305,359	323,476
Pool# Q47484 3.50%, 4/1/2047	40,288	42,854
Pool# G60988 3.00%, 5/1/2047	2,128,421	2,247,468
Pool# Q48098 3.50%, 5/1/2047	150,740	160,331
Pool# Q48237 4.50%, 5/1/2047	244,386	265,271
Pool# G61390 3.00%, 6/1/2047	1,253,315	1,321,728
Pool# Q48414 4.50%, 6/1/2047	116,991	126,478
Pool# Q48365 4.50%, 6/1/2047	46,914	50,697
Pool# G08770 3.50%, 7/1/2047	3,055,746	3,241,516
Pool# V83270 3.50%, 7/1/2047	636,313	674,436
Pool# G61339 3.00%, 8/1/2047	397,004	418,625
Pool# G08774 3.50%, 8/1/2047	337,781	357,955
Pool# Q49917 3.50%, 8/1/2047	212,666	225,472
Pool# Q53085 3.00%, 9/1/2047	459,331	485,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G08779 3.50%, 9/1/2047	$849,844	$900,803
Pool# G61295 3.50%, 9/1/2047	709,288	759,537
Pool# G61622 3.00%, 10/1/2047	924,677	975,780
Pool# G08785 4.00%, 10/1/2047	88,950	95,711
Pool# Q52075 4.00%, 11/1/2047	586,030	630,373
Pool# V83598 3.50%, 12/1/2047	302,567	320,786
Pool# G67707 3.50%, 1/1/2048	815,510	877,091
Pool# V83909 4.00%, 1/1/2048	823,863	882,756
Pool# G61311 3.50%, 2/1/2048	1,422,016	1,507,928
Pool# T65458 3.50%, 2/1/2048	424,307	443,966
Pool# G08801 4.00%, 2/1/2048	472,942	507,054
Pool# Q54460 4.00%, 2/1/2048	288,981	313,239
Pool# G61298 4.00%, 2/1/2048	140,674	152,224
Pool# Q54727 3.50%, 3/1/2048	533,637	565,699
Pool# Q55401 5.00%, 4/1/2048	115,468	124,889
Pool# V84237 3.50%, 5/1/2048	1,130,402	1,197,409
Pool# G08813 3.50%, 5/1/2048	143,073	151,568
Pool# G08820 4.50%, 5/1/2048	1,157,125	1,247,428
Pool# G08821 5.00%, 5/1/2048	43,424	46,911
Pool# G67713 4.00%, 6/1/2048	282,044	305,201
Pool# G67712 4.00%, 6/1/2048	244,566	267,938
Pool# G08817 4.00%, 6/1/2048	204,290	218,444
Pool# G08818 4.50%, 6/1/2048	633,259	681,533
Pool# Q56473 4.50%, 6/1/2048	132,052	142,371
Pool# Q56472 4.50%, 6/1/2048	103,461	112,816
Pool# G08824 4.00%, 7/1/2048	4,454,474	4,746,787
Pool# G08827 4.50%, 7/1/2048	394,016	424,420
Pool# Q57401 4.50%, 7/1/2048	121,962	131,457
Pool# Q57402 4.50%, 7/1/2048	35,441	38,403
Pool# G08833 5.00%, 7/1/2048	15,632	16,885
Pool# G08831 4.00%, 8/1/2048	582,620	620,623
Pool# G08836 4.00%, 9/1/2048	2,387,366	2,543,407
Pool# G67716 4.50%, 10/1/2048	186,277	204,028
Pool# G08843 4.50%, 10/1/2048	140,805	151,578

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC Gold Pool (continued)
Pool# G08852 4.00%, 12/1/2048	$972,155	$1,035,704
Pool# V85044 4.00%, 12/1/2048	475,066	509,327
Pool# V85082 4.50%, 12/1/2048	145,310	156,325
Pool# G61846 4.00%, 1/1/2049	15,674	16,699
Pool# V85139 4.50%, 1/1/2049	168,276	181,021
Pool# Q63655 3.00%, 5/1/2049	487,313	511,010
Pool# Q63556 3.00%, 6/1/2049	115,054	120,948
FHLMC Non Gold Pool
Pool# 1B8478 4.58%, 7/1/2041(a)	104,009	104,990
Pool# 2B0108 3.87%, 1/1/2042(a)	13,474	13,724
Pool# 2B1381 4.37%, 6/1/2043(a)	6,895	6,978
FHLMC UMBS Pool
Pool# ZT1998 4.00%, 7/1/2029	167,916	176,521
Pool# ZS8701 3.50%, 6/1/2033	187,274	196,914
Pool# SB0218 3.00%, 10/1/2033	266,038	279,419
Pool# QN0248 3.00%, 7/1/2034	197,459	206,891
Pool# SB0095 3.50%, 7/1/2034	320,182	336,918
Pool# SB0069 3.00%, 9/1/2034	452,483	473,864
Pool# SB8021 3.00%, 12/1/2034	1,101,436	1,153,958
Pool# ZA5785 4.50%, 10/1/2048	851,057	915,177
Pool# ZT1321 4.50%, 11/1/2048	1,064,513	1,144,451
Pool# ZA6536 4.00%, 3/1/2049	445,400	474,905
Pool# ZA6380 4.00%, 3/1/2049	346,387	369,153
Pool# SD8015 2.50%, 10/1/2049	450,554	466,800
Pool# SD8025 3.50%, 11/1/2049	4,337,520	4,575,088
Pool# RA1859 3.00%, 12/1/2049	1,500,669	1,573,172
Pool# SD8044 3.00%, 2/1/2050	2,460,000	2,578,278
Pool# SD7512 3.00%, 2/1/2050	1,266,000	1,334,560
Pool# SD8045 3.50%, 2/1/2050	571,902	603,404
FNMA Pool
Pool# AC9890 4.43%, 4/1/2040(a)	639,220	647,557
Pool# AC9895 4.56%, 4/1/2040(a)	449,036	457,939
Pool# AJ1249 4.07%, 9/1/2041(a)	170,363	173,919
Pool# AK0714 3.80%, 2/1/2042(a)	30,441	30,729
Pool# AT4982 4.41%, 4/1/2043(a)	374	374
Pool# AT4250 2.02%, 6/1/2043(a)	66,464	66,611

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA Pool (continued)
Pool# BF0203 3.00%, 2/1/2047	$916,565	$989,102
Pool# BF0206 4.00%, 2/1/2047	627,376	695,115
Pool# BF0200 3.50%, 11/1/2051	387,149	420,546
Pool# BF0171 4.00%, 1/1/2057	311,831	346,282
Pool# BF0184 4.00%, 2/1/2057	359,980	399,751
FNMA UMBS Pool
Pool# 826869 5.50%, 8/1/2020	3,755	3,767
Pool# 835228 5.50%, 8/1/2020	77	77
Pool# 825811 5.50%, 9/1/2020	104	104
Pool# 838565 5.50%, 10/1/2020	4,913	4,945
Pool# 840102 5.50%, 10/1/2020	1,113	1,116
Pool# 841947 5.50%, 10/1/2020	653	656
Pool# 811505 5.50%, 10/1/2020	240	241
Pool# 843102 5.50%, 10/1/2020	188	189
Pool# 839100 5.50%, 11/1/2020	56	56
Pool# 830670 5.50%, 12/1/2020	139	140
Pool# 867183 5.50%, 2/1/2021	952	957
Pool# 870296 5.50%, 3/1/2021	121	121
Pool# 878120 5.50%, 4/1/2021	363	368
Pool# 879115 5.50%, 5/1/2021	1,362	1,378
Pool# 811559 5.50%, 5/1/2021	785	790
Pool# 885440 5.50%, 5/1/2021	466	469
Pool# 845489 5.50%, 6/1/2021	90	91
Pool# 880950 5.50%, 7/1/2021	2,008	2,040
Pool# 870092 5.50%, 8/1/2021	267	268
Pool# 896599 5.50%, 8/1/2021	68	70
Pool# 903350 5.00%, 10/1/2021	410	430
Pool# 894126 5.50%, 10/1/2021	35	36
Pool# 902789 5.50%, 11/1/2021	6,319	6,467
Pool# 906708 5.00%, 12/1/2021	5,808	6,095
Pool# 901509 5.00%, 12/1/2021	864	906
Pool# 928106 5.50%, 2/1/2022	11,263	11,589
Pool# 914385 5.50%, 3/1/2022	172	177
Pool# 913323 5.50%, 4/1/2022	553	563
Pool# 899438 5.50%, 6/1/2022	14,560	15,017

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# AA2549 4.00%, 4/1/2024	$65,860	$69,215
Pool# 934863 4.00%, 6/1/2024	150,558	158,358
Pool# AC1374 4.00%, 8/1/2024	86,101	90,548
Pool# AC1529 4.50%, 9/1/2024	237,031	249,918
Pool# AD0244 4.50%, 10/1/2024	34,231	36,141
Pool# AD4089 4.50%, 5/1/2025	227,672	241,987
Pool# 890216 4.50%, 7/1/2025	60,131	64,005
Pool# AB1609 4.00%, 10/1/2025	164,745	173,333
Pool# AH1361 3.50%, 12/1/2025	160,974	169,503
Pool# AH1518 3.50%, 12/1/2025	75,534	79,516
Pool# AH5616 3.50%, 2/1/2026	412,880	434,604
Pool# AL0298 4.00%, 5/1/2026	330,328	348,311
Pool# AB4277 3.00%, 1/1/2027	539,106	565,029
Pool# AL1391 3.50%, 1/1/2027	8,154	8,583
Pool# AP4746 3.00%, 8/1/2027	141,771	148,722
Pool# AP7855 3.00%, 9/1/2027	737,545	773,859
Pool# AP4640 3.00%, 9/1/2027	78,931	82,806
Pool# AQ5096 3.00%, 11/1/2027	188,813	198,079
Pool# AB6887 3.00%, 11/1/2027	156,391	164,275
Pool# AQ4532 3.00%, 11/1/2027	107,929	113,237
Pool# AQ3758 3.00%, 11/1/2027	80,784	84,866
Pool# AQ7406 3.00%, 11/1/2027	80,554	84,510
Pool# AB6886 3.00%, 11/1/2027	74,377	78,084
Pool# AQ2884 3.00%, 12/1/2027	67,630	70,823
Pool# AS0487 2.50%, 9/1/2028	377,520	393,416
Pool# 930998 4.50%, 4/1/2029	35,300	38,004
Pool# BM1507 2.50%, 12/1/2029	226,146	234,549
Pool# AL8077 3.50%, 12/1/2029	26,578	28,019
Pool# BM4299 3.00%, 3/1/2030	1,032,024	1,080,946
Pool# AS4874 3.00%, 4/1/2030	491,980	516,868
Pool# AS5412 2.50%, 7/1/2030	202,175	209,893
Pool# AS5420 3.00%, 7/1/2030	414,156	435,122
Pool# AL7152 3.50%, 7/1/2030	488,321	516,624
Pool# AS5702 2.50%, 8/1/2030	806,040	836,801

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# AZ4898 2.50%, 8/1/2030	$654,493	$679,455
Pool# AY8448 3.00%, 8/1/2030	1,502,475	1,578,385
Pool# AZ2953 3.00%, 9/1/2030	1,378,882	1,448,703
Pool# AZ5718 3.00%, 9/1/2030	1,175,922	1,234,370
Pool# AS6060 3.00%, 10/1/2030	1,027,102	1,078,465
Pool# AZ9234 3.50%, 10/1/2030	64,500	67,937
Pool# BA2993 3.00%, 11/1/2030	237,776	249,788
Pool# AS6174 3.50%, 11/1/2030	38,874	41,000
Pool# AS6272 2.50%, 12/1/2030	294,675	305,920
Pool# AS6295 3.00%, 12/1/2030	449,659	472,394
Pool# BA3545 3.00%, 12/1/2030	195,365	205,237
Pool# AH1515 4.00%, 12/1/2030	383,646	418,143
Pool# AD0716 6.50%, 12/1/2030	1,088,287	1,224,320
Pool# BA6532 2.50%, 1/1/2031	238,441	247,532
Pool# BM5016 3.00%, 1/1/2031	605,428	636,697
Pool# AB2121 4.00%, 1/1/2031	57,790	63,012
Pool# AL8060 3.00%, 2/1/2031	424,368	447,359
Pool# MA0641 4.00%, 2/1/2031	287,402	313,383
Pool# 560868 7.50%, 2/1/2031	668	679
Pool# AS6799 3.00%, 3/1/2031	391,281	411,072
Pool# BC0774 3.00%, 3/1/2031	185,719	195,932
Pool# AS6919 3.50%, 3/1/2031	27,240	28,715
Pool# BC4410 3.50%, 3/1/2031	26,770	28,176
Pool# BC0320 3.50%, 3/1/2031	16,013	16,896
Pool# BC4430 3.00%, 4/1/2031	69,244	72,506
Pool# AL8566 3.00%, 6/1/2031	195,260	205,142
Pool# AL8565 3.00%, 6/1/2031	190,686	200,301
Pool# AL8561 3.50%, 6/1/2031	202,491	215,371
Pool# AS8028 2.50%, 9/1/2031	830,785	862,556
Pool# AL9378 3.00%, 9/1/2031	95,123	100,461
Pool# MA2775 2.50%, 10/1/2031	1,675,409	1,739,405
Pool# BM1888 2.50%, 10/1/2031	1,539,951	1,598,352
Pool# AS8038 2.50%, 10/1/2031	746,531	775,062
Pool# BC4777 2.50%, 10/1/2031	562,766	583,763

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# AL9323 2.50%, 10/1/2031	$35,387	$36,740
Pool# AS8612 3.00%, 10/1/2031	279,994	294,125
Pool# 607212 7.50%, 10/1/2031	3,566	3,674
Pool# MA0895 3.50%, 11/1/2031	315,108	338,684
Pool# 607632 6.50%, 11/1/2031	81	90
Pool# MA2830 2.50%, 12/1/2031	628,503	652,527
Pool# BM3814 2.50%, 12/1/2031	433,428	450,718
Pool# AS8594 2.50%, 1/1/2032	437,851	455,828
Pool# AS8597 2.50%, 1/1/2032	385,946	400,955
Pool# AS8609 3.00%, 1/1/2032	296,935	311,976
Pool# AL9786 3.00%, 1/1/2032	263,805	278,927
Pool# AL9585 3.50%, 1/1/2032	100,552	107,107
Pool# BM1036 2.50%, 2/1/2032	2,005,223	2,087,476
Pool# BM4624 3.00%, 2/1/2032	309,759	327,133
Pool# AL9872 3.00%, 2/1/2032	225,682	238,090
Pool# AL9740 3.00%, 2/1/2032	193,295	203,563
Pool# AL9871 3.00%, 2/1/2032	134,641	142,361
Pool# AS8767 3.00%, 2/1/2032	25,404	26,753
Pool# BM1007 2.50%, 3/1/2032	639,253	663,651
Pool# AL9899 3.00%, 3/1/2032	39,932	42,055
Pool# BM3269 2.50%, 4/1/2032	1,014,297	1,053,132
Pool# MA1029 3.50%, 4/1/2032	260,097	279,577
Pool# 545556 7.00%, 4/1/2032	3,947	4,625
Pool# AO2565 3.50%, 5/1/2032	83,247	89,510
Pool# AS9695 3.50%, 5/1/2032	50,857	54,000
Pool# 545605 7.00%, 5/1/2032	5,298	6,277
Pool# BM4088 3.00%, 6/1/2032	398,344	418,739
Pool# AO5103 3.50%, 6/1/2032	217,006	233,327
Pool# 890786 3.50%, 6/1/2032	39,563	42,136
Pool# MA1107 3.50%, 7/1/2032	35,378	38,022
Pool# FM1664 4.00%, 7/1/2032	302,545	318,613
Pool# 651361 7.00%, 7/1/2032	1,173	1,209
Pool# BM1669 3.00%, 8/1/2032	226,264	239,239
Pool# AP1990 3.50%, 8/1/2032	107,478	115,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# AP1997 3.50%, 8/1/2032	$64,814	$69,689
Pool# BH5355 3.50%, 8/1/2032	14,854	15,788
Pool# AO7202 3.50%, 9/1/2032	247,582	266,198
Pool# MA1166 3.50%, 9/1/2032	201,704	216,833
Pool# BM5167 3.50%, 9/1/2032	40,443	42,606
Pool# CA0586 2.50%, 10/1/2032	97,249	101,483
Pool# AP3673 3.50%, 10/1/2032	211,930	227,867
Pool# BH9391 3.50%, 10/1/2032	18,374	19,429
Pool# BM3389 3.00%, 11/1/2032	337,161	356,507
Pool# AB6962 3.50%, 11/1/2032	329,485	354,274
Pool# AQ3343 3.50%, 11/1/2032	168,083	180,727
Pool# BM3977 3.00%, 12/1/2032	631,104	663,052
Pool# CA0951 3.00%, 12/1/2032	363,044	381,338
Pool# FM1661 2.50%, 1/1/2033	1,242,922	1,289,127
Pool# BM4338 2.50%, 1/1/2033	638,971	663,390
Pool# BM3919 3.00%, 2/1/2033	327,884	346,699
Pool# BM3750 3.50%, 3/1/2033	276,640	294,135
Pool# BM4129 3.50%, 4/1/2033	417,392	441,442
Pool# 555346 5.50%, 4/1/2033	51,129	57,387
Pool# 713560 5.50%, 4/1/2033	9,113	10,044
Pool# 694846 6.50%, 4/1/2033	10,715	12,171
Pool# 701261 7.00%, 4/1/2033	317	337
Pool# AB9402 3.00%, 5/1/2033	317,794	338,228
Pool# AB9403 3.00%, 5/1/2033	142,695	151,871
Pool# AB9300 3.00%, 5/1/2033	111,827	119,017
Pool# BM4132 3.50%, 5/1/2033	279,463	297,393
Pool# MA3372 4.00%, 5/1/2033	414,306	436,856
Pool# 555421 5.00%, 5/1/2033	1,193,472	1,322,197
Pool# MA3393 4.00%, 6/1/2033	195,749	205,886
Pool# MA3427 4.00%, 7/1/2033	169,682	178,596
Pool# 720087 5.50%, 7/1/2033	265,953	300,408
Pool# 728721 5.50%, 7/1/2033	37,119	41,916
Pool# 555684 5.50%, 7/1/2033	9,594	10,833
Pool# MA1527 3.00%, 8/1/2033	1,266,787	1,348,172

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# 743235 5.50%, 10/1/2033	$17,245	$19,473
Pool# 750229 6.50%, 10/1/2033	24,419	27,684
Pool# 755872 5.50%, 12/1/2033	211,063	236,574
Pool# 725221 5.50%, 1/1/2034	5,072	5,729
Pool# 725223 5.50%, 3/1/2034	569	643
Pool# 725228 6.00%, 3/1/2034	474,059	545,028
Pool# 725425 5.50%, 4/1/2034	292,040	329,875
Pool# 725423 5.50%, 5/1/2034	28,277	31,940
Pool# 725594 5.50%, 7/1/2034	119,781	135,301
Pool# MA3739 3.50%, 8/1/2034	470,363	495,062
Pool# 788027 6.50%, 9/1/2034	23,655	26,214
Pool# FM1905 3.00%, 11/1/2034	174,641	183,327
Pool# 807310 7.00%, 11/1/2034	2,132	2,532
Pool# FM2412 3.50%, 1/1/2035	103,089	109,037
Pool# 735141 5.50%, 1/1/2035	374,776	423,525
Pool# 889852 5.50%, 5/1/2035	10,538	11,906
Pool# 256023 6.00%, 12/1/2035	369,685	425,341
Pool# 745418 5.50%, 4/1/2036	58,408	66,188
Pool# 745516 5.50%, 5/1/2036	33,002	37,403
Pool# 889745 5.50%, 6/1/2036	5,815	6,570
Pool# 995065 5.50%, 9/1/2036	209,265	234,406
Pool# 888635 5.50%, 9/1/2036	133,633	150,944
Pool# 995024 5.50%, 8/1/2037	77,910	88,240
Pool# 995050 6.00%, 9/1/2037	705,368	812,308
Pool# 955194 7.00%, 11/1/2037	69,911	84,521
Pool# 928940 7.00%, 12/1/2037	61,347	68,030
Pool# MA3389 4.00%, 6/1/2038	319,985	344,632
Pool# MA3464 3.50%, 9/1/2038	593,332	630,799
Pool# 990810 7.00%, 10/1/2038	115,233	135,732
Pool# AD8536 5.00%, 8/1/2040	274,758	304,541
Pool# AB1735 3.50%, 11/1/2040	7,569	8,014
Pool# AE9747 4.50%, 12/1/2040	870,095	953,381
Pool# AB2067 3.50%, 1/1/2041	354,203	379,981
Pool# 932888 3.50%, 1/1/2041	221,274	238,783

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# AB2068 3.50%, 1/1/2041	$204,260	$219,096
Pool# 932891 3.50%, 1/1/2041	40,077	43,100
Pool# AL3650 5.00%, 2/1/2041	19,721	21,836
Pool# AL6521 5.00%, 4/1/2041	1,350,212	1,494,935
Pool# AL0390 5.00%, 5/1/2041	547,767	607,127
Pool# AL5863 4.50%, 6/1/2041	2,748,273	3,008,573
Pool# AI9851 4.50%, 9/1/2041	49,385	54,100
Pool# AL0761 5.00%, 9/1/2041	161,215	178,361
Pool# BM3907 5.50%, 9/1/2041	334,461	377,666
Pool# AJ5431 4.50%, 10/1/2041	106,259	116,443
Pool# AJ4861 4.00%, 12/1/2041	190,286	205,707
Pool# AX5316 4.50%, 1/1/2042	87,833	96,228
Pool# AL2499 4.50%, 1/1/2042	40,322	44,178
Pool# AW8167 3.50%, 2/1/2042	1,273,553	1,365,705
Pool# AB5185 3.50%, 5/1/2042	496,999	533,275
Pool# AO3575 4.50%, 5/1/2042	59,756	64,849
Pool# AO4647 3.50%, 6/1/2042	956,327	1,026,090
Pool# AO8036 4.50%, 7/1/2042	701,379	768,443
Pool# AP2092 4.50%, 8/1/2042	32,200	34,647
Pool# AP6579 3.50%, 9/1/2042	865,617	928,671
Pool# AL2782 4.50%, 9/1/2042	153,400	167,917
Pool# AB6524 3.50%, 10/1/2042	1,362,793	1,462,270
Pool# AB7074 3.00%, 11/1/2042	874,763	924,676
Pool# AP8785 3.00%, 11/1/2042	288,267	304,663
Pool# AL2677 3.50%, 11/1/2042	818,313	878,038
Pool# AB6786 3.50%, 11/1/2042	610,694	655,143
Pool# MA1273 3.50%, 12/1/2042	446,759	479,363
Pool# AR4210 3.50%, 1/1/2043	220,317	236,358
Pool# AT4040 3.00%, 3/1/2043	216,256	228,576
Pool# AR8213 3.50%, 4/1/2043	220,649	236,747
Pool# AB9238 3.00%, 5/1/2043	1,107,170	1,170,355
Pool# AB9237 3.00%, 5/1/2043	795,599	841,495
Pool# AB9236 3.00%, 5/1/2043	253,669	268,616
Pool# AB9362 3.50%, 5/1/2043	1,201,021	1,288,343

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# AT4145 3.00%, 6/1/2043	$294,692	$311,511
Pool# AB9814 3.00%, 7/1/2043	1,029,358	1,088,102
Pool# AT6871 3.00%, 7/1/2043	184,641	195,179
Pool# AS0203 3.00%, 8/1/2043	735,641	777,625
Pool# AS0255 4.50%, 8/1/2043	340,241	372,339
Pool# AS0516 3.00%, 9/1/2043	657,944	699,493
Pool# AL4471 4.00%, 9/1/2043	453,430	494,694
Pool# AL6951 3.50%, 10/1/2043	749,792	804,218
Pool# BM4222 3.00%, 1/1/2044	908,642	960,377
Pool# AS2276 4.50%, 4/1/2044	611,823	667,326
Pool# AW1006 4.00%, 5/1/2044	188,660	206,739
Pool# AL7767 4.50%, 6/1/2044	56,519	61,898
Pool# AS3161 4.00%, 8/1/2044	1,276,832	1,379,925
Pool# BM4650 3.00%, 10/1/2044	1,656,818	1,751,383
Pool# CA0688 3.50%, 10/1/2044	540,680	579,701
Pool# BC5090 4.00%, 10/1/2044	171,786	185,635
Pool# AS3946 4.00%, 12/1/2044	1,502,322	1,633,362
Pool# AL8303 3.00%, 1/1/2045	298,618	315,609
Pool# BM4384 4.00%, 1/1/2045	564,106	609,491
Pool# BM3611 4.00%, 1/1/2045	524,038	566,071
Pool# BM3804 3.50%, 2/1/2045	184,833	198,268
Pool# AL9555 4.00%, 2/1/2045	3,150,941	3,401,883
Pool# AX9524 4.00%, 2/1/2045	1,408,014	1,542,956
Pool# AS4418 4.00%, 2/1/2045	990,390	1,085,296
Pool# AS4375 4.00%, 2/1/2045	678,498	743,523
Pool# AL6889 4.50%, 2/1/2045	181,094	198,426
Pool# BM3931 3.00%, 3/1/2045	817,092	863,586
Pool# AY1312 3.50%, 3/1/2045	2,477,577	2,655,113
Pool# AX9567 3.50%, 3/1/2045	131,746	141,061
Pool# BM4975 4.00%, 3/1/2045	267,473	288,950
Pool# AS4578 4.00%, 3/1/2045	180,214	196,546
Pool# BM3664 3.00%, 5/1/2045	900,428	951,666
Pool# AS4921 3.50%, 5/1/2045	1,251,703	1,335,916
Pool# AS5012 4.00%, 5/1/2045	1,887,380	2,068,258

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# BM5562 4.00%, 6/1/2045	$374,367	$404,482
Pool# AS5312 3.50%, 7/1/2045	253,991	271,090
Pool# AZ7111 4.00%, 7/1/2045	44,125	47,686
Pool# AZ9866 4.00%, 8/1/2045	35,436	38,246
Pool# AL7207 4.50%, 8/1/2045	220,620	241,725
Pool# AL9634 3.50%, 10/1/2045	178,270	191,203
Pool# BA2164 3.00%, 11/1/2045	235,225	248,524
Pool# AS6311 3.50%, 12/1/2045	3,105,827	3,307,615
Pool# AS6282 3.50%, 12/1/2045	2,020,204	2,155,693
Pool# BC0326 3.50%, 12/1/2045	1,741,586	1,854,533
Pool# BC0092 3.50%, 12/1/2045	146,449	155,964
Pool# BC0475 3.50%, 12/1/2045	89,287	95,101
Pool# AS6362 4.50%, 12/1/2045	44,791	48,858
Pool# AS6474 3.50%, 1/1/2046	387,601	416,812
Pool# AS6539 3.50%, 1/1/2046	352,597	379,171
Pool# AL9849 3.50%, 1/1/2046	261,856	280,870
Pool# AS6527 4.00%, 1/1/2046	414,721	447,695
Pool# BC0178 4.50%, 1/1/2046	11,899	12,974
Pool# BC1158 3.50%, 2/1/2046	2,415,657	2,575,987
Pool# BC2667 4.00%, 2/1/2046	62,264	67,188
Pool# BC0605 4.00%, 2/1/2046	43,406	46,544
Pool# AL9781 4.50%, 2/1/2046	462,222	505,776
Pool# BC0300 3.50%, 3/1/2046	1,906,009	2,023,835
Pool# BM4621 3.50%, 3/1/2046	690,327	740,194
Pool# AS6833 3.50%, 3/1/2046	44,867	47,817
Pool# AS6795 4.00%, 3/1/2046	330,552	353,952
Pool# BA6972 4.00%, 3/1/2046	70,366	76,012
Pool# BC0311 4.50%, 3/1/2046	8,063	8,785
Pool# BC0823 3.50%, 4/1/2046	340,905	362,612
Pool# BA7692 3.50%, 4/1/2046	20,710	22,175
Pool# AS7026 4.00%, 4/1/2046	247,760	266,907
Pool# AS7171 3.50%, 5/1/2046	132,975	141,303
Pool# AS7251 4.00%, 5/1/2046	35,564	38,309
Pool# AS7387 3.50%, 6/1/2046	366,901	389,756

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# AL8833 4.00%, 6/1/2046	$1,106,164	$1,212,196
Pool# AS7593 3.50%, 7/1/2046	1,297,619	1,381,125
Pool# AS7594 3.50%, 7/1/2046	1,192,118	1,268,843
Pool# AS7545 3.50%, 7/1/2046	506,736	538,306
Pool# AL8824 3.50%, 7/1/2046	248,083	266,781
Pool# AS7490 3.50%, 7/1/2046	175,717	187,553
Pool# BC1452 4.00%, 7/1/2046	2,255,266	2,431,648
Pool# BD5180 4.50%, 7/1/2046	12,939	14,110
Pool# MA2705 3.00%, 8/1/2046	1,314,495	1,391,529
Pool# BC1489 3.00%, 8/1/2046	187,436	197,984
Pool# BD4890 3.50%, 8/1/2046	1,814,248	1,927,498
Pool# BC9501 3.50%, 8/1/2046	46,673	49,867
Pool# AS7760 4.00%, 8/1/2046	254,338	274,738
Pool# AS7648 4.00%, 8/1/2046	247,065	265,773
Pool# AS7795 4.00%, 8/1/2046	151,663	162,647
Pool# BD3911 4.00%, 8/1/2046	36,417	39,189
Pool# BD3923 4.00%, 8/1/2046	18,188	19,556
Pool# AS7770 4.50%, 8/1/2046	87,268	95,088
Pool# BD5232 4.50%, 8/1/2046	16,064	17,408
Pool# AL8947 3.50%, 9/1/2046	316,663	339,067
Pool# BD4944 3.50%, 9/1/2046	82,575	87,566
Pool# AL9263 3.00%, 10/1/2046	298,316	314,720
Pool# BM3932 3.50%, 10/1/2046	119,131	126,709
Pool# AL9234 3.50%, 10/1/2046	113,112	121,638
Pool# AS8125 3.50%, 10/1/2046	93,693	99,744
Pool# FM1871 4.00%, 10/1/2046	236,109	255,010
Pool# BC4766 4.50%, 10/1/2046	72,496	78,949
Pool# AS8154 4.50%, 10/1/2046	48,920	53,346
Pool# FM1368 3.00%, 11/1/2046	2,941,069	3,102,647
Pool# MA2806 3.00%, 11/1/2046	823,944	869,031
Pool# BC9003 3.00%, 11/1/2046	304,334	321,036
Pool# AS8369 3.50%, 11/1/2046	986,235	1,049,805
Pool# BE5067 3.50%, 11/1/2046	842,362	897,116
Pool# BE0065 3.50%, 11/1/2046	25,613	27,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# BE5038 4.00%, 11/1/2046	$18,770	$20,707
Pool# MA2833 3.00%, 12/1/2046	6,551,339	6,908,594
Pool# AS8483 3.00%, 12/1/2046	1,568,002	1,652,799
Pool# BC9067 3.00%, 12/1/2046	514,085	542,353
Pool# AS8488 3.00%, 12/1/2046	394,885	417,046
Pool# AS8509 3.00%, 12/1/2046	118,899	125,902
Pool# BM1121 3.50%, 12/1/2046	943,567	1,011,131
Pool# AS8572 3.50%, 12/1/2046	880,831	934,038
Pool# AS8417 3.50%, 12/1/2046	822,805	872,446
Pool# AS8492 3.50%, 12/1/2046	797,261	857,355
Pool# BE4224 3.50%, 12/1/2046	36,298	38,525
Pool# AS8650 3.00%, 1/1/2047	2,518,685	2,654,871
Pool# AL9697 3.00%, 1/1/2047	1,044,009	1,102,578
Pool# AS8647 3.00%, 1/1/2047	766,543	808,496
Pool# BE5775 3.00%, 1/1/2047	729,997	769,575
Pool# AS8692 3.50%, 1/1/2047	599,682	636,372
Pool# AL9774 3.50%, 1/1/2047	489,728	528,413
Pool# BD2440 3.50%, 1/1/2047	486,434	515,624
Pool# BM3204 3.50%, 1/1/2047	427,951	460,174
Pool# BD2450 3.50%, 1/1/2047	399,162	423,640
Pool# BE6548 3.50%, 1/1/2047	143,354	152,004
Pool# BE7115 4.50%, 1/1/2047	20,220	21,906
Pool# BE6503 4.50%, 1/1/2047	18,881	20,483
Pool# BE5856 4.50%, 1/1/2047	16,180	17,523
Pool# BM3908 5.50%, 1/1/2047	69,972	79,223
Pool# MA2895 3.00%, 2/1/2047	7,715,745	8,095,924
Pool# BM3688 3.50%, 2/1/2047	1,159,549	1,233,620
Pool# BD5046 3.50%, 2/1/2047	244,077	258,970
Pool# BM5274 4.00%, 2/1/2047	219,636	236,230
Pool# BE8495 4.50%, 2/1/2047	19,226	20,950
Pool# BE7869 4.50%, 2/1/2047	7,266	7,870
Pool# AL9859 3.00%, 3/1/2047	2,544,257	2,682,553
Pool# AL9848 3.00%, 3/1/2047	804,015	847,645
Pool# AS8966 4.00%, 3/1/2047	165,798	177,484

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# BM5383 4.00%, 3/1/2047	$109,590	$118,608
Pool# AS8979 4.50%, 3/1/2047	116,265	126,777
Pool# BE9247 4.50%, 3/1/2047	16,271	17,608
Pool# BM3707 2.50%, 4/1/2047	321,072	334,216
Pool# AS9451 3.50%, 4/1/2047	433,584	457,711
Pool# AS9463 3.50%, 4/1/2047	323,733	346,812
Pool# BD7122 4.00%, 4/1/2047	1,958,768	2,099,989
Pool# AS9467 4.00%, 4/1/2047	631,916	683,564
Pool# AS9470 4.50%, 4/1/2047	408,595	445,537
Pool# BH0304 4.50%, 4/1/2047	32,047	34,650
Pool# AS9562 3.00%, 5/1/2047	144,663	152,446
Pool# BM3237 3.50%, 5/1/2047	687,578	736,807
Pool# AS9577 3.50%, 5/1/2047	294,329	315,073
Pool# BM1268 4.00%, 5/1/2047	575,159	622,215
Pool# BE3670 3.50%, 6/1/2047	591,038	626,372
Pool# AS9794 3.50%, 6/1/2047	277,235	297,515
Pool# AS9747 4.00%, 6/1/2047	1,652,113	1,795,995
Pool# BM3549 4.00%, 6/1/2047	684,367	738,483
Pool# BE3702 4.00%, 6/1/2047	363,069	387,237
Pool# BM1295 4.50%, 6/1/2047	258,648	281,718
Pool# BE9624 4.50%, 6/1/2047	45,142	49,058
Pool# BM3801 3.00%, 7/1/2047	1,360,554	1,434,474
Pool# AS9938 3.50%, 7/1/2047	242,017	260,243
Pool# BM1551 3.50%, 7/1/2047	238,023	255,052
Pool# AS9909 3.50%, 7/1/2047	130,515	139,832
Pool# BM1492 4.00%, 7/1/2047	1,307,522	1,414,517
Pool# AS9973 4.00%, 7/1/2047	152,110	162,044
Pool# 890673 3.00%, 8/1/2047	669,002	706,012
Pool# MA3087 3.50%, 8/1/2047	944,388	1,000,408
Pool# CA0240 3.50%, 8/1/2047	385,752	409,388
Pool# BH7375 3.50%, 8/1/2047	277,171	293,534
Pool# BM1658 3.50%, 8/1/2047	226,382	241,522
Pool# BH2597 4.00%, 8/1/2047	897,835	960,982
Pool# CA0123 4.00%, 8/1/2047	842,422	915,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# BH5359 4.00%, 8/1/2047	$374,744	$403,150
Pool# CA0133 4.00%, 8/1/2047	211,005	225,984
Pool# BM5787 4.00%, 8/1/2047	38,959	42,003
Pool# CA0407 3.50%, 9/1/2047	897,857	951,991
Pool# BH4004 4.00%, 9/1/2047	824,138	884,770
Pool# CA0392 4.00%, 9/1/2047	447,654	478,995
Pool# BM3556 4.00%, 9/1/2047	207,870	229,167
Pool# CA0265 4.00%, 9/1/2047	139,160	148,990
Pool# CA0487 3.50%, 10/1/2047	2,128,744	2,256,942
Pool# BM1959 3.50%, 10/1/2047	607,000	652,711
Pool# CA0493 4.00%, 10/1/2047	1,017,446	1,089,870
Pool# CA0549 4.00%, 10/1/2047	785,228	838,483
Pool# BM3015 4.00%, 10/1/2047	262,583	287,708
Pool# CA0496 4.50%, 10/1/2047	317,498	347,761
Pool# CA0623 4.50%, 10/1/2047	125,246	135,335
Pool# CA0693 3.50%, 11/1/2047	1,366,999	1,449,532
Pool# CA0680 3.50%, 11/1/2047	315,247	338,988
Pool# BM3358 3.50%, 11/1/2047	275,893	296,638
Pool# CA0696 4.00%, 11/1/2047	1,834,666	1,955,707
Pool# CA0808 4.00%, 11/1/2047	302,890	324,974
Pool# BM3191 4.00%, 11/1/2047	278,638	298,548
Pool# BM3379 3.00%, 12/1/2047	926,509	979,585
Pool# BJ2492 3.50%, 12/1/2047	730,427	773,775
Pool# MA3211 4.00%, 12/1/2047	2,053,627	2,201,130
Pool# BJ1699 4.00%, 12/1/2047	370,305	405,963
Pool# MA3238 3.50%, 1/1/2048	1,007,167	1,063,294
Pool# CA0991 3.50%, 1/1/2048	588,510	632,831
Pool# CA1015 4.00%, 1/1/2048	757,481	813,571
Pool# CA1025 4.50%, 1/1/2048	1,267,753	1,371,088
Pool# CA1189 3.50%, 2/1/2048	4,237,792	4,496,539
Pool# BH9280 3.50%, 2/1/2048	1,355,705	1,452,647
Pool# CA1242 3.50%, 2/1/2048	262,872	283,609
Pool# MA3277 4.00%, 2/1/2048	48,269	51,757
Pool# BJ8271 4.50%, 2/1/2048	859,836	936,710

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# BJ8270 4.50%, 2/1/2048	$488,566	$532,535
Pool# BK1586 4.50%, 2/1/2048	389,827	424,910
Pool# BJ8269 4.50%, 2/1/2048	376,504	412,223
Pool# CA4341 3.00%, 3/1/2048	322,341	339,549
Pool# MA3305 3.50%, 3/1/2048	148,947	157,232
Pool# BK1972 4.50%, 3/1/2048	121,352	133,383
Pool# BJ0640 5.00%, 3/1/2048	46,304	50,058
Pool# CA1510 3.50%, 4/1/2048	398,159	422,082
Pool# CA1531 3.50%, 4/1/2048	198,140	213,771
Pool# CA1551 4.00%, 4/1/2048	2,984,667	3,203,403
Pool# CA1560 4.50%, 4/1/2048	365,875	397,018
Pool# BJ2681 5.00%, 4/1/2048	158,208	170,813
Pool# MA3348 5.00%, 4/1/2048	28,391	30,688
Pool# BM4024 3.50%, 5/1/2048	133,848	144,406
Pool# MA3358 4.50%, 5/1/2048	739,279	800,810
Pool# MA3374 5.00%, 5/1/2048	57,844	62,448
Pool# MA3384 4.00%, 6/1/2048	345,459	368,126
Pool# CA1898 4.50%, 6/1/2048	365,958	400,678
Pool# CA1951 4.00%, 7/1/2048	735,743	785,749
Pool# BK6577 4.50%, 7/1/2048	67,300	72,402
Pool# CA1988 4.50%, 7/1/2048	18,054	19,494
Pool# BK4766 4.50%, 8/1/2048	636,524	693,812
Pool# CA2376 4.00%, 9/1/2048	922,144	982,171
Pool# MA3472 5.00%, 9/1/2048	61,666	66,490
Pool# MA3495 4.00%, 10/1/2048	1,066,078	1,138,254
Pool# BM4664 4.50%, 10/1/2048	228,394	248,950
Pool# FM1001 3.50%, 11/1/2048	171,350	181,474
Pool# MA3521 4.00%, 11/1/2048	1,108,316	1,180,604
Pool# MA3536 4.00%, 12/1/2048	830,124	883,892
Pool# BN0340 4.50%, 12/1/2048	1,149,796	1,235,598
Pool# CA2779 4.50%, 12/1/2048	881,015	960,309
Pool# BM5212 4.50%, 12/1/2048	417,904	449,405
Pool# BN3944 4.00%, 1/1/2049	344,676	369,602
Pool# BN6135 4.00%, 2/1/2049	441,046	470,254

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# FM2337 4.50%, 2/1/2049	$1,500,426	$1,611,438
Pool# CA3387 4.00%, 4/1/2049	837,329	909,845
Pool# CA3394 5.00%, 4/1/2049	112,570	123,008
Pool# CA3489 4.00%, 5/1/2049	621,530	675,356
Pool# MA3665 4.50%, 5/1/2049	1,028,079	1,104,932
Pool# FM1051 4.50%, 5/1/2049	678,595	729,734
Pool# CA3669 4.00%, 6/1/2049	900,033	973,587
Pool# CA3639 4.00%, 6/1/2049	392,297	421,963
Pool# CA3825 4.00%, 7/1/2049	634,715	692,009
Pool# CA3844 4.50%, 7/1/2049	558,063	600,930
Pool# MA3745
Pool# CA4030 4.00%, 8/1/2049	2,088,884	2,228,579
Pool# CA4035 4.50%, 8/1/2049	579,968	624,562
Pool# BJ9610 4.00%, 9/1/2049	449,382	479,527
Pool# BO2258 3.00%, 10/1/2049	2,030,136	2,128,220
Pool# BO4708 3.00%, 11/1/2049	2,755,109	2,887,594
Pool# BO4707 3.00%, 11/1/2049	1,572,390	1,648,046
Pool# BO5169 3.00%, 11/1/2049	378,685	397,914
Pool# MA3835 3.50%, 11/1/2049	637,295	672,628
Pool# MA3836 4.00%, 11/1/2049	865,934	922,245
Pool# BO6220 3.00%, 12/1/2049	2,537,512	2,659,718
Pool# BO6225 3.00%, 12/1/2049	2,173,894	2,278,547
Pool# MA3872 3.50%, 12/1/2049	1,171,036	1,236,739
Pool# MA3873 4.00%, 12/1/2049	612,379	652,716
Pool# MA3902 2.50%, 1/1/2050	760,161	787,436
Pool# FM2432 3.00%, 2/1/2050	2,188,519	2,294,827
Pool# MA3939 3.50%, 2/1/2050	2,442,777	2,578,983
FNMA/FHLMC UMBS, 15 Year, Single Family TBA
3.50%, 4/25/2034	1,893,000	1,990,830
4.00%, 4/25/2034	726,000	763,435
4.50%, 4/25/2034	215,000	224,474
5.00%, 4/25/2034	35,000	36,783
2.50%, 4/25/2035	5,424,000	5,625,176
3.00%, 4/25/2035	3,402,663	3,559,900
FNMA/FHLMC UMBS, 30 Year, Single Family TBA
4.00%, 4/25/2049	498,648	531,767
4.50%, 4/25/2049	387,000	416,433
2.50%, 4/25/2050	8,906,000	9,226,064
3.00%, 4/25/2050	14,915,000	15,635,697
3.50%, 4/25/2050	6,307,050	6,665,426

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool
Pool# 376510 7.00%, 5/15/2024	$522	$557
Pool# 457801 7.00%, 8/15/2028	2,221	2,446
Pool# 486936 6.50%, 2/15/2029	1,135	1,312
Pool# 502969 6.00%, 3/15/2029	3,234	3,574
Pool# 487053 7.00%, 3/15/2029	1,254	1,383
Pool# 781014 6.00%, 4/15/2029	2,514	2,844
Pool# 509099 7.00%, 6/15/2029	3,087	3,180
Pool# 470643 7.00%, 7/15/2029	8,121	8,363
Pool# 434505 7.50%, 8/15/2029	53	54
Pool# 416538 7.00%, 10/15/2029	101	101
Pool# 524269 8.00%, 11/15/2029	4,764	4,784
Pool# 781124 7.00%, 12/15/2029	7,833	9,343
Pool# 507396 7.50%, 9/15/2030	39,850	41,750
Pool# 531352 7.50%, 9/15/2030	2,501	2,590
Pool# 536334 7.50%, 10/15/2030	175	181
Pool# 540659 7.00%, 1/15/2031	808	820
Pool# 486019 7.50%, 1/15/2031	901	941
Pool# 535388 7.50%, 1/15/2031	554	566
Pool# 537406 7.50%, 2/15/2031	325	326
Pool# 528589 6.50%, 3/15/2031	19,654	21,568
Pool# 508473 7.50%, 4/15/2031	3,858	4,176
Pool# 544470 8.00%, 4/15/2031	2,358	2,367
Pool# 781287 7.00%, 5/15/2031	3,853	4,599
Pool# 781319 7.00%, 7/15/2031	1,112	1,359
Pool# 485879 7.00%, 8/15/2031	7,243	8,270
Pool# 572554 6.50%, 9/15/2031	43,426	49,124
Pool# 781328 7.00%, 9/15/2031	3,707	4,487
Pool# 550991 6.50%, 10/15/2031	726	819
Pool# 571267 7.00%, 10/15/2031	1,047	1,214
Pool# 574837 7.50%, 11/15/2031	1,894	1,935
Pool# 555171 6.50%, 12/15/2031	1,270	1,394
Pool# 781380 7.50%, 12/15/2031	1,156	1,416
Pool# 781481 7.50%, 1/15/2032	5,299	6,512
Pool# 580972 6.50%, 2/15/2032	184	208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 781401 7.50%, 2/15/2032	$3,450	$4,227
Pool# 781916 6.50%, 3/15/2032	51,949	60,592
Pool# 552474 7.00%, 3/15/2032	4,747	5,567
Pool# 781478 7.50%, 3/15/2032	2,111	2,600
Pool# 781429 8.00%, 3/15/2032	3,733	4,649
Pool# 781431 7.00%, 4/15/2032	13,706	16,745
Pool# 552616 7.00%, 6/15/2032	38,988	45,398
Pool# 570022 7.00%, 7/15/2032	14,551	17,361
Pool# 595077 6.00%, 10/15/2032	7,468	8,483
Pool# 552903 6.50%, 11/15/2032	97,230	110,778
Pool# 552952 6.00%, 12/15/2032	5,352	5,958
Pool# 602102 6.00%, 2/15/2033	15,053	16,624
Pool# 588192 6.00%, 2/15/2033	4,168	4,638
Pool# 553144 5.50%, 4/15/2033	21,707	24,648
Pool# 604243 6.00%, 4/15/2033	9,981	11,341
Pool# 611526 6.00%, 5/15/2033	8,455	9,332
Pool# 553320 6.00%, 6/15/2033	23,267	26,386
Pool# 573916 6.00%, 11/15/2033	34,090	37,636
Pool# 604788 6.50%, 11/15/2033	76,697	89,235
Pool# 781688 6.00%, 12/15/2033	35,508	40,358
Pool# 604875 6.00%, 12/15/2033	28,492	32,368
Pool# 781690 6.00%, 12/15/2033	13,925	15,815
Pool# 781699 7.00%, 12/15/2033	5,335	6,300
Pool# 621856 6.00%, 1/15/2034	9,302	10,268
Pool# 564799 6.00%, 3/15/2034	33,316	37,092
Pool# 630038 6.50%, 8/15/2034	64,880	74,659
Pool# 781804 6.00%, 9/15/2034	39,600	45,005
Pool# 781847 6.00%, 12/15/2034	29,755	33,816
Pool# 486921 5.50%, 2/15/2035	12,318	13,990
Pool# 781902 6.00%, 2/15/2035	35,548	40,385
Pool# 781933 6.00%, 6/15/2035	4,423	5,026
Pool# 649513 5.50%, 10/15/2035	295,488	329,821
Pool# 649510 5.50%, 10/15/2035	145,507	164,724
Pool# 652207 5.50%, 3/15/2036	43,911	47,725

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 655519 5.00%, 5/15/2036	$20,468	$22,119
Pool# 652539 5.00%, 5/15/2036	12,329	13,485
Pool# 606308 5.50%, 5/15/2036	22,278	25,249
Pool# 606314 5.50%, 5/15/2036	7,238	7,867
Pool# 657912 6.50%, 8/15/2036	4,754	5,217
Pool# 697957 4.50%, 3/15/2039	1,116,720	1,236,610
Pool# 704630 5.50%, 7/15/2039	51,072	57,497
Pool# 710724 4.50%, 8/15/2039	392,744	434,898
Pool# 722292 5.00%, 9/15/2039	690,405	768,391
Pool# 782803 6.00%, 11/15/2039	315,590	357,271
Pool# 736666 4.50%, 4/15/2040	922,144	1,021,003
Pool# 733312 4.00%, 9/15/2040	68,292	74,956
Pool# 742235 4.00%, 12/15/2040	202,880	219,802
Pool# 759075 4.00%, 1/15/2041	160,225	176,747
Pool# 742244 4.00%, 1/15/2041	156,245	171,514
Pool# 755958 4.00%, 1/15/2041	154,928	169,982
Pool# 755959 4.00%, 1/15/2041	152,541	168,107
Pool# 753826 4.00%, 1/15/2041	70,398	77,275
Pool# 690662 4.00%, 1/15/2041	54,585	58,857
Pool# 719486 4.00%, 1/15/2041	23,940	25,872
Pool# 759207 4.00%, 2/15/2041	280,700	309,456
Pool# 757557 4.00%, 2/15/2041	36,776	39,927
Pool# 757555 4.00%, 2/15/2041	31,633	34,468
Pool# 738107 4.00%, 3/15/2041	414,267	449,514
Pool# 784637 4.00%, 8/15/2041	132,808	143,722
Pool# 778869 4.00%, 2/15/2042	240,674	261,633
Pool# 783745 3.50%, 3/15/2043	1,125,594	1,213,934
Pool# AD8789 3.50%, 3/15/2043	680,172	741,315
Pool# AD2254 3.50%, 3/15/2043	118,632	127,746
Pool# AA6403 3.00%, 5/15/2043	962,469	1,027,527
Pool# AD2411 3.50%, 5/15/2043	574,763	618,865
Pool# 783781 3.50%, 6/15/2043	430,670	464,425
Pool# 784015 3.00%, 7/15/2043	187,094	198,644
Pool# 784459 3.00%, 12/15/2046	511,412	541,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA I Pool (continued)
Pool# 784293 3.00%, 12/15/2046	$70,708	$74,896
Pool# 784355 4.00%, 12/15/2046	256,138	277,899
Pool# 784500 3.00%, 2/15/2047	722,898	764,692
Pool# 784713 3.00%, 2/15/2047	167,081	176,752
Pool# 784458 3.50%, 12/15/2047	1,473,506	1,646,885
Pool# 784747 4.00%, 5/15/2048	384,650	409,069
Pool# 784715 4.00%, 5/15/2048	287,108	304,988
GNMA II Pool
Pool# 3851 5.50%, 5/20/2036	429,606	481,294
Pool# 4245 6.00%, 9/20/2038	169,230	192,981
Pool# 4559 5.00%, 10/20/2039	428,781	474,593
Pool# 4715 5.00%, 6/20/2040	109,004	120,631
Pool# 4747 5.00%, 7/20/2040	1,288,794	1,425,884
Pool# 4771 4.50%, 8/20/2040	1,126,016	1,240,248
Pool# 4802 5.00%, 9/20/2040	817,210	904,190
Pool# 4834 4.50%, 10/20/2040	278,140	306,392
Pool# 737727 4.00%, 12/20/2040	1,447,056	1,588,198
Pool# 737730 4.00%, 12/20/2040	453,652	498,156
Pool# 4923 4.50%, 1/20/2041	424,049	467,137
Pool# 4978 4.50%, 3/20/2041	63,300	69,728
Pool# 5017 4.50%, 4/20/2041	678,587	747,466
Pool# 5056 5.00%, 5/20/2041	208,879	230,775
Pool# 5082 4.50%, 6/20/2041	253,925	279,715
Pool# 5175 4.50%, 9/20/2041	280,745	309,256
Pool# 675523 3.50%, 3/20/2042	287,074	308,774
Pool# 5332 4.00%, 3/20/2042	289,839	315,970
Pool# MA0392 3.50%, 9/20/2042	2,646,146	2,830,161
Pool# MA0462 3.50%, 10/20/2042	2,080,865	2,225,573
Pool# MA0534 3.50%, 11/20/2042	4,712,396	5,040,105
Pool# MA0625 3.50%, 12/20/2042	960,089	1,026,856
Pool# MA0698 3.00%, 1/20/2043	1,067,007	1,145,066
Pool# MA0852 3.50%, 3/20/2043	1,060,548	1,134,305
Pool# MA0934 3.50%, 4/20/2043	979,030	1,047,118
Pool# AF1001 3.50%, 6/20/2043	709,222	766,142
Pool# MA1376 4.00%, 10/20/2043	492,350	536,645

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# AJ9335 3.50%, 10/20/2044	$104,045	$111,899
Pool# MA2754 3.50%, 4/20/2045	907,166	964,427
Pool# MA2824 2.50%, 5/20/2045	768,202	808,363
Pool# MA2825 3.00%, 5/20/2045	1,979,184	2,124,310
Pool# AM4381 3.50%, 5/20/2045	905,642	968,017
Pool# MA2891 3.00%, 6/20/2045	3,358,494	3,604,615
Pool# MA2960 3.00%, 7/20/2045	1,096,456	1,176,862
Pool# AO1103 3.50%, 9/20/2045	1,467,031	1,577,616
Pool# AO1099 3.50%, 9/20/2045	621,246	668,102
Pool# MA3106 4.00%, 9/20/2045	256,273	279,293
Pool# MA3172 3.00%, 10/20/2045	521,227	559,483
Pool# MA3173 3.50%, 10/20/2045	368,093	393,181
Pool# MA3174 4.00%, 10/20/2045	30,820	33,627
Pool# MA3243 3.00%, 11/20/2045	967,799	1,038,897
Pool# MA3244 3.50%, 11/20/2045	945,317	1,005,094
Pool# MA3309 3.00%, 12/20/2045	1,693,629	1,817,940
Pool# MA3310 3.50%, 12/20/2045	694,216	738,181
Pool# MA3377 4.00%, 1/20/2046	136,261	148,495
Pool# 784119 3.00%, 2/20/2046	1,817,624	1,951,784
Pool# MA3521 3.50%, 3/20/2046	2,583,145	2,746,578
Pool# MA3522 4.00%, 3/20/2046	941,007	1,025,452
Pool# MA3596 3.00%, 4/20/2046	779,918	833,614
Pool# MA3597 3.50%, 4/20/2046	735,756	783,813
Pool# MA3662 3.00%, 5/20/2046	1,540,306	1,652,854
Pool# MA3735 3.00%, 6/20/2046	1,757,360	1,883,706
Pool# MA3736 3.50%, 6/20/2046	4,379,035	4,655,599
Pool# MA3804 4.00%, 7/20/2046	149,757	162,131
Pool# MA3873 3.00%, 8/20/2046	3,758,953	4,024,058
Pool# MA3876 4.50%, 8/20/2046	139,549	152,299
Pool# MA3936 3.00%, 9/20/2046	2,968,004	3,177,857
Pool# MA3939 4.50%, 9/20/2046	21,543	23,476
Pool# MA4006 4.50%, 10/20/2046	420,423	459,678
Pool# MA4068 3.00%, 11/20/2046	553,775	591,803
Pool# MA4069 3.50%, 11/20/2046	55,179	58,798

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# MA4070 4.00%, 11/20/2046	$92,930	$100,403
Pool# MA4071 4.50%, 11/20/2046	30,966	33,866
Pool# MA4126 3.00%, 12/20/2046	5,562,254	5,940,690
Pool# MA4127 3.50%, 12/20/2046	1,229,902	1,307,557
Pool# MA4194 2.50%, 1/20/2047	1,109,959	1,169,834
Pool# MA4196 3.50%, 1/20/2047	352,761	371,895
Pool# MA4261 3.00%, 2/20/2047	1,360,032	1,450,837
Pool# MA4262 3.50%, 2/20/2047	5,654,035	6,006,994
Pool# MA4264 4.50%, 2/20/2047	38,410	41,660
Pool# MA4321 3.50%, 3/20/2047	2,982,266	3,169,143
Pool# MA4382 3.50%, 4/20/2047	520,248	548,408
Pool# AZ1974 3.50%, 4/20/2047	471,917	507,487
Pool# MA4383 4.00%, 4/20/2047	2,575,601	2,774,476
Pool# MA4384 4.50%, 4/20/2047	56,968	61,626
Pool# MA4509 3.00%, 6/20/2047	549,569	585,182
Pool# MA4511 4.00%, 6/20/2047	1,201,233	1,292,390
Pool# MA4512 4.50%, 6/20/2047	130,432	140,987
Pool# MA4585 3.00%, 7/20/2047	106,436	113,698
Pool# MA4587 4.00%, 7/20/2047	3,761,920	4,071,291
Pool# MA4652 3.50%, 8/20/2047	1,225,718	1,302,404
Pool# BC1888 3.50%, 8/20/2047	843,716	907,401
Pool# 784471 3.50%, 8/20/2047	671,426	717,683
Pool# MA4653 4.00%, 8/20/2047	183,658	198,040
Pool# 784408 3.50%, 10/20/2047	303,431	324,407
Pool# MA4780 4.50%, 10/20/2047	47,295	50,772
Pool# MA4836 3.00%, 11/20/2047	1,143,587	1,219,088
Pool# MA4837 3.50%, 11/20/2047	1,101,453	1,170,284
Pool# MA4838 4.00%, 11/20/2047	4,964,387	5,328,459
Pool# MA4900 3.50%, 12/20/2047	804,514	849,939
Pool# 784421 3.50%, 12/20/2047	428,149	457,759
Pool# MA4961 3.00%, 1/20/2048	454,586	484,415
Pool# MA4962 3.50%, 1/20/2048	1,573,393	1,669,549
Pool# MA5018 3.00%, 2/20/2048	429,000	456,950
Pool# MA5019 3.50%, 2/20/2048	85,254	90,457

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA II Pool (continued)
Pool# MA5078 4.00%, 3/20/2048	$3,363,386	$3,616,064
Pool# 784480 3.50%, 4/20/2048	572,037	611,670
Pool# 784479 3.50%, 4/20/2048	355,800	380,337
Pool# 784481 3.50%, 4/20/2048	193,695	206,563
Pool# MA5137 4.00%, 4/20/2048	1,124,589	1,209,093
Pool# BD4034 4.00%, 4/20/2048	348,056	375,563
Pool# MA5138 4.50%, 4/20/2048	530,222	567,741
Pool# MA5192 4.00%, 5/20/2048	922,170	982,468
Pool# MA5265 4.50%, 6/20/2048	1,038,372	1,111,221
Pool# MA5331 4.50%, 7/20/2048	464,517	498,256
Pool# MA5398 4.00%, 8/20/2048	2,300,340	2,466,601
Pool# MA5399 4.50%, 8/20/2048	1,196,737	1,269,650
Pool# MA5466 4.00%, 9/20/2048	508,681	541,584
Pool# BJ2692 4.00%, 11/20/2048	259,143	275,416
Pool# MA5597 5.00%, 11/20/2048	47,565	51,028
Pool# MA5652 4.50%, 12/20/2048	611,622	651,994
Pool# 784656 4.50%, 12/20/2048	525,777	558,682
Pool# BK2856 4.50%, 12/20/2048	81,401	86,951
Pool# MA5653 5.00%, 12/20/2048	140,032	149,987
Pool# MA5712 5.00%, 1/20/2049	551,268	588,385
Pool# MA5818 4.50%, 3/20/2049	444,933	473,085
Pool# MA5878 5.00%, 4/20/2049	55,525	59,332
Pool# MA5986 4.00%, 6/20/2049	1,581,380	1,677,125
Pool# MA5987 4.50%, 6/20/2049	2,738,466	2,905,391
Pool# MA6041 4.50%, 7/20/2049	844,409	896,180
Pool# MA6092 4.50%, 8/20/2049	355,398	377,185
Pool# MA6219 3.50%, 10/20/2049	2,523,892	2,661,625
Pool# MA6284 3.50%, 11/20/2049	1,209,910	1,276,431
Pool# MA6285 4.00%, 11/20/2049	839,520	892,540
Pool# MA6339 3.50%, 12/20/2049	917,202	967,787
Pool# MA6409 3.00%, 1/20/2050	1,492,763	1,580,566
Pool# MA6410 3.50%, 1/20/2050	1,715,014	1,813,685
Pool# MA6474 3.00%, 2/20/2050	1,496,758	1,584,795
GNMA TBA
4.00%, 4/15/2049	464,000	493,005
4.50%, 4/15/2049	575,000	625,020

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

GNMA TBA (continued)
2.50%, 4/15/2050	$2,048,000	$2,140,320
3.00%, 4/15/2050	12,554,000	13,270,461

Total Mortgage-Backed Securities (cost $607,811,901)		633,412,678

Municipal Bonds 0.7%
	Principal Amount	Value

California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/1/2044	100,000	148,271
Bay Area Toll Authority, RB
Series F-1, 2.57%, 4/1/2031	60,000	60,996
Series F-2, 6.26%, 4/1/2049	250,000	381,445
California State University, RB, Series B, 2.98%, 11/1/2051	90,000	89,628
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/1/2040	100,000	122,996
Los Angeles Community College District, GO, Series E, 6.75%, 8/1/2049	300,000	487,869
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 8/1/2040	75,000	119,297
Los Angeles Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	200,000	307,318
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	420,000	579,840
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	100,000	137,961
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	248,626
State of California, GO
7.55%, 4/1/2039	1,410,000	2,288,007
7.63%, 3/1/2040	425,000	685,653
University of California, RB
Series F, 5.95%, 5/15/2045	300,000	403,461
Series H, 6.55%, 5/15/2048	150,000	200,629
Series F, 6.58%, 5/15/2049	200,000	267,080
Series N, 3.26%, 5/15/2060	230,000	215,335
Series AQ, 4.77%, 5/15/2115	150,000	188,267

		6,932,679

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 3/15/2032	500,000	613,785

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	495,000	660,929

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/1/2040	300,000	402,621
State of Illinois, GO
4.95%, 6/1/2023	139,636	140,860
5.10%, 6/1/2033	945,000	938,035

		1,481,516

Municipal Bonds (continued)
	Principal Amount	Value

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/1/2021	450,000	$456,620

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	125,000	149,124
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	440,000	644,160
New Jersey Transportation Trust Fund Authority, RB, 4.13%, 6/15/2042	30,000	29,047
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	330,392

		1,152,723

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	460,000	658,164
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 6/15/2043	300,000	423,003
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/1/2038	500,000	646,370
New York State Dormitory Authority, RB, 5.63%, 3/15/2039	250,000	295,745
Port Authority of New York & New Jersey, RB, 6.04%, 12/1/2029	620,000	820,644

		2,843,926

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 2/15/2050	165,000	220,257
JobsOhio Beverage System, RB, Series B, 4.53%, 1/1/2035	100,000	119,729
Ohio State University (The), RB, Series C, 4.91%, 6/1/2040	150,000	178,615

		518,601

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 1/1/2050	100,000	152,182

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/1/2044	200,000	288,952
Grand Parkway Transportation Corp., RB, Series B, 3.24%, 10/1/2052	45,000	43,700
State of Texas, GO, Series A, 4.63%, 4/1/2033	350,000	428,785
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	150,000	180,565
University of Texas System, RB
Series A, 5.26%, 7/1/2039	260,000	340,236
Series C, 4.79%, 8/15/2046	200,000	232,216

		1,514,454

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 8/1/2040	200,000	274,478

Total Municipal Bonds (cost $13,481,939)		16,601,893

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

Supranational 1.4%
	Principal Amount	Value

African Development Bank
2.63%, 3/22/2021	$500,000	$509,221
3.00%, 9/20/2023(b)	500,000	540,302
Asian Development Bank
2.00%, 2/16/2022	1,000,000	1,027,633
1.88%, 2/18/2022	500,000	512,345
1.88%, 7/19/2022	500,000	514,567
2.75%, 3/17/2023	1,000,000	1,061,696
2.63%, 1/30/2024	1,000,000	1,078,015
1.50%, 10/18/2024(b)	500,000	518,584
1.88%, 1/24/2030	500,000	536,253
Corp. Andina de Fomento,
4.38%, 6/15/2022	350,000	373,856
European Bank for Reconstruction & Development,
2.75%, 4/26/2021	1,000,000	1,022,483
European Investment Bank
2.00%, 3/15/2021(b)	1,000,000	1,013,713
2.38%, 5/13/2021	2,000,000	2,040,901
1.38%, 9/15/2021(b)	2,000,000	2,022,969
2.25%, 3/15/2022	500,000	516,173
2.63%, 5/20/2022	1,000,000	1,042,572
2.50%, 3/15/2023(b)	500,000	528,055
2.38%, 5/24/2027(b)	2,000,000	2,203,276
Inter-American Development Bank
1.88%, 3/15/2021	500,000	506,495
1.75%, 4/14/2022	500,000	512,082
2.50%, 1/18/2023(b)	2,000,000	2,104,800
2.63%, 1/16/2024(b)	1,000,000	1,074,928
1.75%, 3/14/2025	500,000	525,120
2.00%, 7/23/2026	1,000,000	1,073,600
2.25%, 6/18/2029	250,000	275,232
International Bank for Reconstruction & Development
1.38%, 5/24/2021	1,000,000	1,009,860
2.75%, 7/23/2021	1,000,000	1,028,772
2.13%, 12/13/2021	2,000,000	2,050,400
2.00%, 1/26/2022	750,000	769,223
1.63%, 2/10/2022	500,000	510,157
2.13%, 7/1/2022	500,000	516,315
7.63%, 1/19/2023	973,000	1,162,889
3.00%, 9/27/2023(b)	750,000	809,580
2.50%, 11/22/2027(b)	1,000,000	1,114,808
International Finance Corp.,
1.13%, 7/20/2021	1,000,000	1,007,064
Nordic Investment Bank,
2.25%, 5/21/2024	500,000	531,582

Total Supranational (cost $32,315,374)		33,645,521

U.S. Government Agency Securities 0.8%
	Principal Amount	Value

FFCB,
2.85%, 9/20/2021	945,000	979,018
FHLB
3.63%, 6/11/2021	3,500,000	3,637,707
3.00%, 12/9/2022	1,535,000	1,636,748
2.75%, 12/13/2024	1,000,000	1,098,288
5.50%, 7/15/2036	1,500,000	2,316,694
FHLMC
6.75%, 9/15/2029	557,000	831,563
6.25%, 7/15/2032(b)	1,245,000	1,927,171
FNMA
1.25%, 8/17/2021	1,000,000	1,011,469
2.63%, 1/11/2022(b)	1,055,000	1,095,813
2.38%, 1/19/2023	490,000	516,410
6.25%, 5/15/2029	2,500,000	3,579,300

U.S. Government Agency Securities (continued)
	Principal Amount	Value

FNMA (continued)
Tennessee Valley Authority,
4.88%, 1/15/2048	$500,000	$790,453

Total U.S. Government Agency Securities (cost $17,102,871)		19,420,634

U.S. Treasury Obligations 40.7%
	Principal Amount	Value

U.S. Treasury Bonds
7.63%, 11/15/2022 (b)	2,000,000	2,386,328
6.25%, 8/15/2023	6,000,000	7,203,984
6.88%, 8/15/2025 (b)	449,000	602,099
6.00%, 2/15/2026 (b)	4,042,000	5,344,913
6.50%, 11/15/2026	3,000,000	4,173,984
5.50%, 8/15/2028	4,000,000	5,599,375
5.38%, 2/15/2031 (b)	3,000,000	4,456,641
5.00%, 5/15/2037	305,000	500,867
4.38%, 2/15/2038 (b)	250,000	389,932
4.25%, 5/15/2039	1,500,000	2,333,086
4.50%, 8/15/2039	1,080,000	1,730,827
4.38%, 11/15/2039 (b)	300,000	475,242
3.88%, 8/15/2040	1,000,000	1,500,899
4.25%, 11/15/2040	1,400,000	2,201,719
4.75%, 2/15/2041	2,000,000	3,343,125
3.75%, 8/15/2041	8,000,000	11,890,000
3.13%, 11/15/2041 (b)	7,100,000	9,699,820
3.13%, 2/15/2042 (b)	1,000,000	1,367,656
3.00%, 5/15/2042	1,000,000	1,342,383
2.75%, 8/15/2042	7,200,000	9,296,438
2.75%, 11/15/2042	1,500,000	1,940,273
3.13%, 2/15/2043	4,050,000	5,547,234
2.88%, 5/15/2043 (b)	5,350,000	7,060,955
3.63%, 2/15/2044	5,000,000	7,405,859
3.38%, 5/15/2044	4,000,000	5,721,875
3.13%, 8/15/2044	5,700,000	7,867,336
3.00%, 11/15/2044	5,500,000	7,456,582
2.50%, 2/15/2045	15,800,000	19,755,555
3.00%, 5/15/2045	5,500,000	7,492,031
2.88%, 8/15/2045	3,300,000	4,421,742
3.00%, 11/15/2045	8,600,000	11,792,078
2.50%, 2/15/2046	7,000,000	8,824,375
2.50%, 5/15/2046	3,000,000	3,784,805
2.88%, 11/15/2046	6,000,000	8,117,578
3.00%, 2/15/2047	5,000,000	6,927,344
3.00%, 5/15/2047	3,500,000	4,851,602
2.75%, 8/15/2047 (b)	4,500,000	5,962,149
2.75%, 11/15/2047	4,200,000	5,571,070
3.00%, 2/15/2048	2,000,000	2,776,563
3.38%, 11/15/2048 (b)	5,500,000	8,160,410
2.25%, 8/15/2049 (b)	6,000,000	7,309,453
2.38%, 11/15/2049 (b)	4,800,000	5,980,125
2.00%, 2/15/2050 (b)	500,000	579,238
U.S. Treasury Notes
1.25%, 3/31/2021 (b)	5,000,000	5,056,055
3.13%, 5/15/2021 (b)	6,000,000	6,201,094
1.38%, 5/31/2021	3,000,000	3,044,766
2.25%, 7/31/2021 (b)	8,200,000	8,426,141
2.13%, 8/15/2021	1,500,000	1,540,430
1.13%, 9/30/2021	5,000,000	5,068,750
1.50%, 9/30/2021 (b)	5,000,000	5,097,461
2.13%, 9/30/2021 (b)	5,000,000	5,144,531
2.88%, 10/15/2021	25,000,000	26,026,367
1.25%, 10/31/2021	5,000,000	5,083,594
1.50%, 10/31/2021	12,000,000	12,244,219
2.88%, 11/15/2021	4,000,000	4,173,281
1.88%, 11/30/2021 (b)	4,000,000	4,111,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes (continued)
1.63%, 12/31/2021	5,000,000	$5,123,047
2.00%, 12/31/2021 (b)	6,000,000	6,186,563
2.50%, 1/15/2022	8,000,000	8,326,250
1.50%, 1/31/2022 (b)	3,000,000	3,069,609
1.75%, 2/28/2022 (b)	3,000,000	3,087,656
1.88%, 2/28/2022	8,000,000	8,253,750
1.75%, 3/31/2022	20,500,000	21,127,812
1.88%, 4/30/2022	2,500,000	2,585,547
1.75%, 5/15/2022	4,000,000	4,131,094
1.75%, 5/31/2022	17,000,000	17,555,820
2.13%, 6/30/2022	3,500,000	3,650,664
1.50%, 8/15/2022 (b)	30,000,000	30,898,828
1.75%, 9/30/2022	20,500,000	21,263,144
1.88%, 10/31/2022 (b)	6,000,000	6,248,672
2.00%, 10/31/2022 (b)	5,000,000	5,223,437
1.63%, 11/15/2022	1,300,000	1,346,008
2.00%, 11/30/2022	8,500,000	8,888,145
2.13%, 12/31/2022	15,500,000	16,285,898
1.75%, 1/31/2023	7,600,000	7,915,281
2.00%, 2/15/2023 (b)	6,000,000	6,295,781
1.50%, 2/28/2023	7,000,000	7,249,375
2.63%, 2/28/2023	5,000,000	5,340,039
1.50%, 3/31/2023 (b)	3,900,000	4,041,375
2.75%, 4/30/2023 (b)	5,000,000	5,377,539
1.75%, 5/15/2023	5,000,000	5,225,391
1.63%, 5/31/2023 (b)	2,000,000	2,083,281
2.75%, 8/31/2023	14,000,000	15,156,641
1.38%, 9/30/2023	3,500,000	3,629,883
1.63%, 10/31/2023 (b)	10,000,000	10,469,141
2.75%, 11/15/2023	5,000,000	5,436,133
2.13%, 11/30/2023	12,500,000	13,323,731
2.25%, 12/31/2023	4,000,000	4,286,875
2.63%, 12/31/2023	8,000,000	8,688,125
2.25%, 1/31/2024	5,500,000	5,903,262
2.50%, 1/31/2024	9,000,000	9,744,961
2.75%, 2/15/2024	2,500,000	2,732,227
2.00%, 4/30/2024	10,000,000	10,668,750
2.50%, 5/15/2024	7,000,000	7,616,328
2.00%, 5/31/2024 (b)	3,800,000	4,059,766
1.75%, 6/30/2024	6,000,000	6,353,906
2.13%, 7/31/2024	6,500,000	6,991,055
2.38%, 8/15/2024	24,353,000	26,481,034
1.50%, 9/30/2024 (b)	14,000,000	14,710,938
2.13%, 9/30/2024	9,000,000	9,708,047
1.50%, 10/31/2024	5,000,000	5,258,398
2.25%, 11/15/2024	7,550,000	8,198,238
2.13%, 11/30/2024 (b)	3,800,000	4,107,859
2.25%, 12/31/2024	5,000,000	5,439,648
2.00%, 2/15/2025	18,700,000	20,149,980
2.63%, 3/31/2025	4,300,000	4,773,000
2.13%, 5/15/2025	8,300,000	9,018,145
2.88%, 7/31/2025 (b)	6,500,000	7,338,906
2.00%, 8/15/2025	21,000,000	22,738,242
2.75%, 8/31/2025	4,000,000	4,495,156
2.25%, 11/15/2025	8,500,000	9,340,703
1.63%, 2/15/2026	8,500,000	9,052,168
1.50%, 8/15/2026 (b)	9,700,000	10,297,535
1.38%, 8/31/2026	4,500,000	4,741,172
1.63%, 9/30/2026	10,000,000	10,703,125
1.63%, 10/31/2026	8,000,000	8,563,438
2.25%, 2/15/2027	11,200,000	12,490,187
2.38%, 5/15/2027 (b)	5,700,000	6,429,867
2.25%, 8/15/2027	8,300,000	9,312,535
2.25%, 11/15/2027 (b)	12,890,000	14,493,194
2.75%, 2/15/2028	11,000,000	12,823,594
2.88%, 5/15/2028	10,000,000	11,790,625
2.88%, 8/15/2028 (b)	11,500,000	13,598,750
3.13%, 11/15/2028 (b)	7,000,000	8,450,586
2.63%, 2/15/2029 (b)	8,772,000	10,252,960

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes (continued)
2.38%, 5/15/2029 (b)	8,000,000	$9,202,812
1.63%, 8/15/2029 (b)	7,500,000	8,140,137
1.75%, 11/15/2029	5,250,000	5,767,617

Total U.S. Treasury Obligations (cost $872,870,484)		972,073,187

Repurchase Agreements 4.4%
	Principal Amount	Value

Bank of America NA 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $37,168,001, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $37,911,350. (h)	$37,167,990	37,167,990
Nomura Securities International, Inc. 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $7,000,002, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $7,140,001. (h)	7,000,000	7,000,000
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $30,000,117, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $30,600,007. (h)	30,000,000	30,000,000
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $30,000,117, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $30,600,007. (h)	30,000,000	30,000,000

Total Repurchase Agreements (cost $104,167,990)		104,167,990

Total Investments Before TBA Sale Commitments (cost $2,312,931,831) — 103.2%		2,461,358,019

TBA Sale Commitments 0.0%†
	Principal Amount	Value

Mortgage-Backed Securities 0.0%
GNMA TBA 5.00%, 4/15/2050	(74,000)	(78,718)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

TBA Sale Commitments (continued)
Value

Total TBA Sale Commitment (cost $(78,613))	$(78,718)

(cost $2,312,853,218) — 103.2%	2,461,279,301

Liabilities in excess of other assets — (3.2)%	(76,195,314)

NET ASSETS — 100.0%	$2,385,083,987

†	Amount rounds to less than 0.1%.
¥	Fair valued security.
(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(b)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $254,718,706, which was collateralized by cash used to purchase repurchase agreements with a total value of $104,167,990 and by $159,449,478 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/2/2020 – 2/15/2050, a total value of $263,617,468.

(c)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $14,755,807 which represents 0.62% of net assets.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.
(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2020.
(g)	Investment in affiliate.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $104,167,990.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

ACES	Alternative Credit Enhancement Services
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
RE	Reinsured
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 2 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Aggressive Fund (formerly, NVIT CardinalSM Aggressive Fund)

Investment Companies 100.1%
	Shares	Value

Equity Funds 87.8%
Nationwide International Small Cap Fund, Class R6 (a)	686,567	$5,128,654
NVIT Emerging Markets Fund, Class Y (a)	542,177	5,367,556
NVIT GS International Equity Insights Fund, Class Y *(a)	2,709,236	20,834,022
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	4,181,816	34,959,984
NVIT GS Small Cap Equity Insights Fund, Class Y (a)	310,632	2,317,313
NVIT U.S. 130/30 Equity Fund, Class Y (a)	1,439,525	12,235,961

Total Equity Funds (cost $100,293,728)		80,843,490

Fixed Income Funds 12.3%
Nationwide Bond Fund, Class R6 (a)	114,883	1,145,383
NVIT Core Bond Fund, Class Y (a)	412,574	4,563,064
NVIT Core Plus Bond Fund, Class Y (a)	492,328	5,573,158

Total Fixed Income Funds (cost $11,083,393)		11,281,605

Total Investment Companies (cost $111,377,121)		92,125,095

Total Investments (cost $111,377,121) — 100.1%		92,125,095

Liabilities in excess of other assets — (0.1)%		(52,104)

NET ASSETS — 100.0%		$92,072,991

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Aggressive Fund (formerly, NVIT CardinalSM Aggressive Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$21,777,815	$–	$–	$21,777,815
Total	$21,777,815	$–	$–	$21,777,815
Assets excluded from fair value hierarchy*				70,347,280
Total				$92,125,095

* As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Balanced Fund (formerly, NVIT CardinalSM Balanced Fund)

Investment Companies 100.0%
	Shares	Value

Equity Funds 44.2%
Nationwide International Small Cap Fund, Class R6 (a)	5,003,349	$37,375,018
NVIT Emerging Markets Fund, Class Y (a)	3,963,138	39,235,070
NVIT GS International Equity Insights Fund, Class Y *(a)	29,628,194	227,840,809
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	40,533,263	338,858,080
NVIT GS Small Cap Equity Insights Fund, Class Y (a)	3,614,345	26,963,014
NVIT U.S. 130/30 Equity Fund, Class Y (a)	13,592,711	115,538,041

Total Equity Funds (cost $981,180,238)		785,810,032

Fixed Income Funds 55.8%
Doubleline NVIT Total Return Tactical Fund, Class Y (a)	2,981,015	29,363,001
Nationwide Bond Fund, Class R6 (a)	7,079,022	70,577,851
NVIT Core Bond Fund, Class Y (a)	25,420,392	281,149,538
NVIT Core Plus Bond Fund, Class Y (a)	29,450,026	333,374,291
NVIT Short Term Bond Fund, Class Y (a)	27,151,293	277,214,697

Total Fixed Income Funds (cost $999,606,497)		991,679,378

Total Investment Companies (cost $1,980,786,735)		1,777,489,410

Total Investments (cost $1,980,786,735) — 100.0%		1,777,489,410

Liabilities in excess of other assets — 0.0%†		(631,105)

NET ASSETS — 100.0%		$1,776,858,305

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Balanced Fund (formerly, NVIT CardinalSM Balanced Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,068,289,466	$–	$–	$1,068,289,466
Total	$1,068,289,466	$-	$–	$1,068,289,466
Assets excluded from fair value hierarchy*				709,199,944
Total				$1,777,489,410

*	As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Capital Appreciation Fund (formerly, NVIT CardinalSM Capital Appreciation Fund)

Investment Companies 100.0%
	Shares	Value

Equity Funds 65.0%
Nationwide International Small Cap Fund, Class R6 (a)	9,317,380	$69,600,828
NVIT Emerging Markets Fund, Class Y (a)	7,383,098	73,092,675
NVIT GS International Equity Insights Fund, Class Y *(a)	41,381,463	318,223,448
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	70,791,817	591,819,593
NVIT GS Small Cap Equity Insights Fund, Class Y (a)	4,206,351	31,379,377
NVIT U.S. 130/30 Equity Fund, Class Y (a)	23,734,493	201,743,189

Total Equity Funds (cost $1,598,672,533)		1,285,859,110

Fixed Income Funds 35.0%
Doubleline NVIT Total Return Tactical Fund, Class Y (a)	2,314,068	22,793,565
Nationwide Bond Fund, Class R6 (a)	4,710,127	46,959,961
NVIT Core Bond Fund, Class Y (a)	21,142,408	233,835,038
NVIT Core Plus Bond Fund, Class Y (a)	24,205,549	274,006,810
NVIT Short Term Bond Fund, Class Y (a)	11,289,788	115,268,734

Total Fixed Income Funds (cost $696,827,791)		692,864,108

Total Investment Companies (cost $2,295,500,324)		1,978,723,218

Total Investments (cost $2,295,500,324) — 100.0%		1,978,723,218

Liabilities in excess of other assets — 0.0%†		(704,161)

NET ASSETS — 100.0%		$1,978,019,057

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Capital Appreciation Fund (formerly, NVIT CardinalSM Capital Appreciation Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$835,557,611	$–	$–	$835,557,611
Total	$835,557,611	$–	$–	$835,557,611
Assets excluded from fair value hierarchy*				1,143,165,607
Total				$1,978,723,218

* As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Conservative Fund (formerly, NVIT CardinalSM Conservative Fund)

Investment Companies 100.0%
	Shares	Value

Equity Funds 17.0%
NVIT Emerging Markets Fund, Class Y (a)	569,453	$5,637,586
NVIT GS International Equity Insights Fund, Class Y *(a)	4,302,693	33,087,707
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	6,764,400	56,550,384
NVIT U.S. 130/30 Equity Fund, Class Y (a)	2,273,092	19,321,285

Total Equity Funds (cost $138,638,266)		114,596,962

Fixed Income Funds 83.0%
Doubleline NVIT Total Return Tactical Fund, Class Y (a)	1,752,982	17,266,877
Nationwide Bond Fund, Class R6 (a)	3,918,743	39,069,872
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	2,800,037	28,588,373
NVIT Core Bond Fund, Class Y (a)	10,877,374	120,303,755
NVIT Core Plus Bond Fund, Class Y (a)	13,462,076	152,390,695
NVIT Short Term Bond Fund, Class Y (a)	19,855,286	202,722,471

Total Fixed Income Funds (cost $566,026,322)		560,342,043

Total Investment Companies (cost $704,664,588)		674,939,005

Total Investments (cost $704,664,588) — 100.0%		674,939,005

Liabilities in excess of other assets — 0.0%†		(241,387)

NET ASSETS — 100.0%		$674,697,618

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Conservative Fund (formerly, NVIT CardinalSM Conservative Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$565,979,629	$–	$–	$565,979,629
Total	$565,979,629	$–	$–	$565,979,629
Assets excluded from fair value hierarchy*				108,959,376
Total				$674,939,005

* As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Managed Growth & Income Fund (formerly, NVIT CardinalSM Managed Growth & Income Fund)

Investment Companies 92.6%
	Shares	Value

Equity Funds 41.0%
Nationwide International Small Cap Fund, Class R6 (a)	1,380,381	$10,311,446
NVIT Emerging Markets Fund, Class Y (a)	1,091,983	10,810,636
NVIT GS International Equity Insights Fund, Class Y *(a)	8,173,432	62,853,689
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	11,170,637	93,386,522
NVIT GS Small Cap Equity Insights Fund, Class Y (a)	998,371	7,447,847
NVIT U.S. 130/30 Equity Fund, Class Y (a)	3,746,771	31,847,549

Total Equity Funds (cost $270,355,332)		216,657,689

Fixed Income Funds 51.6%
Doubleline NVIT Total Return Tactical Fund, Class Y (a)	820,491	8,081,835
Nationwide Bond Fund, Class R6 (a)	1,947,917	19,420,737
NVIT Core Bond Fund, Class Y (a)	6,995,217	77,367,098
NVIT Core Plus Bond Fund, Class Y (a)	8,105,824	91,757,929
NVIT Short Term Bond Fund, Class Y (a)	7,472,811	76,297,397

Total Fixed Income Funds (cost $273,973,584)		272,924,996

Total Investment Companies (cost $544,328,916)		489,582,685

Total Investments (cost $544,328,916) — 92.6%		489,582,685

Other assets in excess of liabilities — 7.4%		38,965,393

NET ASSETS — 100.0%		$528,548,078

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Managed Growth & Income Fund (formerly, NVIT CardinalSM Managed Growth & Income Fund) (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Short Contracts
MSCI EAFE E-Mini Index	(1,038)	6/2020	USD	(80,927,670)	(6,305,358)
Russell 2000 E-Mini Index	(202)	6/2020	USD	(11,590,760)	(717,992)
S&P 500 E-Mini Index	(565)	6/2020	USD	(72,594,025)	(3,692,588)
S&P Midcap 400 E-Mini Index	(187)	6/2020	USD	(26,886,860)	(1,754,517)

					(12,470,455)

At March 31, 2020, the Fund has $23,265,440 segregated as collateral with the broker for open futures contracts.

Abbreviations

USD            United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Managed Growth & Income Fund (formerly, NVIT CardinalSM Managed Growth & Income Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within he hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$294,047,078	$–	$–	$294,047,078
Total	$294,047,078	$–	$–	$294,047,078
Assets excluded from fair value hierarchy*				195,535,607
Total Assets				$489,582,685
Liabilities:
Futures Contracts	$(12,470,455)	$–	$–	$(12,470,455)
Total Liabilities	$(12,470,455)	$–	$–	$(12,470,455)
Total	$281,576,623	$–	$–	$477,112,230

* As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Managed Growth & Income Fund (formerly, NVIT CardinalSM Managed Growth & Income Fund) (Continued)

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Liabilities:		Fair Value

Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(12,470,455)

Total		$(12,470,455)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Managed Growth Fund (formerly, NVIT Cardinal SM Managed Growth Fund)

Investment Companies 92.3%
	Shares	Value

Equity Funds 50.2%
Nationwide International Small Cap Fund, Class R6 (a)	3,626,234	$27,087,968
NVIT Emerging Markets Fund, Class Y (a)	3,824,734	37,864,870
NVIT GS International Equity Insights Fund, Class Y *(a)	19,085,116	146,764,541
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	30,566,868	255,539,015
NVIT GS Small Cap Equity Insights Fund, Class Y (a)	2,185,440	16,303,384
NVIT U.S. 130/30 Equity Fund, Class Y (a)	10,252,037	87,142,314

Total Equity Funds (cost $711,115,101)		570,702,092

Fixed Income Funds 42.1%
Doubleline NVIT Total Return Tactical Fund, Class Y (a)	1,795,613	17,686,784
Nationwide Bond Fund, Class R6 (a)	3,045,195	30,360,592
NVIT Core Bond Fund, Class Y (a)	13,122,922	145,139,515
NVIT Core Plus Bond Fund, Class Y (a)	15,654,222	177,205,795
NVIT Short Term Bond Fund, Class Y (a)	10,514,178	107,349,759

Total Fixed Income Funds (cost $480,275,408)		477,742,445

Total Investment Companies (cost $1,191,390,509)		1,048,444,537

Total Investments (cost $1,191,390,509) — 92.3%		1,048,444,537

Other assets in excess of liabilities — 7.7%		87,324,851

NET ASSETS — 100.0%		$1,135,769,388

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Managed Growth Fund (formerly, NVIT Cardinal SM Managed Growth Fund) (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(2,131)	6/2020	USD	(166,143,415)	(12,957,145)
Russell 2000 E-Mini Index	(534)	6/2020	USD	(30,640,920)	(1,647,538)
S&P 500 E-Mini Index	(1,349)	6/2020	USD	(173,326,265)	(7,484,305)
S&P Midcap 400 E-Mini Index	(455)	6/2020	USD	(65,419,900)	(4,293,726)

					(26,382,714)

At March 31, 2020, the Fund has $52,520,380 segregated as collateral with the broker for open futures contracts.

Abbreviations

USD         United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Managed Growth Fund (formerly, NVIT Cardinal SM Managed Growth Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$542,695,283	$–	$–	$542,695,283
Total	$542,695,283	$–	$–	$542,695,283
Assets excluded from fair value hierarchy*				505,749,254
Total Assets				$1,048,444,537
Liabilities:
Futures Contracts	$(26,382,714)	$–	$–	$(26,382,714)
Total Liabilities	$(26,382,714)	$–	$–	$(26,382,714)
Total	$516,312,569	$–	$–	$1,022,061,823

* As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Managed Growth Fund (formerly, NVIT Cardinal SM Managed Growth Fund) (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial Futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Liabilities:		Fair Value

Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(26,382,714)

Total		$(26,382,714)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Moderate Fund (formerly, NVIT CardinalSM Moderate Fund)

Investment Companies 100.0%
	Shares	Value

Equity Funds 54.4%
Nationwide International Small Cap Fund, Class R6 (a)	6,998,409	$52,278,114
NVIT Emerging Markets Fund, Class Y (a)	7,393,264	73,193,317
NVIT GS International Equity Insights Fund, Class Y *(a)	36,838,354	283,286,940
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	59,075,142	493,868,184
NVIT GS Small Cap Equity Insights Fund, Class Y (a)	4,212,658	31,426,432
NVIT U.S. 130/30 Equity Fund, Class Y (a)	19,808,172	168,369,460

Total Equity Funds (cost $1,373,750,062)		1,102,422,447

Fixed Income Funds 45.6%
Doubleline NVIT Total Return Tactical Fund, Class Y (a)	3,476,107	34,239,657
Nationwide Bond Fund, Class R6 (a)	5,896,198	58,785,091
NVIT Core Bond Fund, Class Y (a)	25,407,555	281,007,554
NVIT Core Plus Bond Fund, Class Y (a)	30,300,284	342,999,220
NVIT Short Term Bond Fund, Class Y (a)	20,352,244	207,796,414

Total Fixed Income Funds (cost $932,995,159)		924,827,936

Total Investment Companies (cost $2,306,745,221)		2,027,250,383

Total Investments (cost $2,306,745,221) — 100.0%		2,027,250,383

Liabilities in excess of other assets — 0.0%†		(717,896)

NET ASSETS — 100.0%		$2,026,532,487

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Moderate Fund (formerly, NVIT CardinalSM Moderate Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,050,299,367	$–	$–	$1,050,299,367
Total	$1,050,299,367	$–	$–	$1,050,299,367
Assets excluded from fair value hierarchy*				976,951,016
Total				$2,027,250,383

* As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Moderately Aggressive Fund (formerly, CardinalSM Moderately Aggressive Fund)

Investment Companies 100.0%
	Shares	Value

Equity Funds 76.0%
Nationwide International Small Cap Fund, Class R6 (a)	1,909,601	$14,264,723
NVIT Emerging Markets Fund, Class Y (a)	1,512,174	14,970,524
NVIT GS International Equity Insights Fund, Class Y *(a)	7,915,326	60,868,857
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	12,707,936	106,238,348
NVIT GS Small Cap Equity Insights Fund, Class Y (a)	1,034,976	7,720,920
NVIT U.S. 130/30 Equity Fund, Class Y (a)	4,261,152	36,219,794

Total Equity Funds (cost $299,504,249)		240,283,166

Fixed Income Funds 24.0%
Nationwide Bond Fund, Class R6 (a)	771,656	7,693,411
NVIT Core Bond Fund, Class Y (a)	2,771,072	30,648,055
NVIT Core Plus Bond Fund, Class Y (a)	3,304,837	37,410,754

Total Fixed Income Funds (cost $75,412,032)		75,752,220

Total Investment Companies (cost $374,916,281)		316,035,386

Total Investments (cost $374,916,281) — 100.0%		316,035,386

Liabilities in excess of other assets — 0.0%†		(127,527)

NET ASSETS — 100.0%		$315,907,859

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Moderately Aggressive Fund (formerly, CardinalSM Moderately Aggressive Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$104,987,467	$–	$–	$104,987,467
Total	$104,987,467	$–	$–	$104,987,467
Assets excluded from fair value hierarchy*				211,047,919
Total				$316,035,386

* As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Blueprint Moderately Conservative (formerly, NVIT CardinalSM Moderately Conservative Fund)

Investment Companies 100.0%
	Shares	Value

Equity Funds 34.6%
Nationwide International Small Cap Fund, Class R6 (a)	1,062,560	$7,937,319
NVIT Emerging Markets Fund, Class Y (a)	842,010	8,335,903
NVIT GS International Equity Insights Fund, Class Y *(a)	8,389,813	64,517,662
NVIT GS Large Cap Equity Insights Fund, Class Y (a)	12,303,079	102,853,740
NVIT GS Small Cap Equity Insights Fund, Class Y (a)	639,548	4,771,025
NVIT U.S. 130/30 Equity Fund, Class Y (a)	4,124,989	35,062,409

Total Equity Funds (cost $277,468,976)		223,478,058

Fixed Income Funds 65.4%
Doubleline NVIT Total Return Tactical Fund, Class Y (a)	1,407,439	13,863,274
Nationwide Bond Fund, Class R6 (a)	2,864,685	28,560,906
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,405,334	14,348,464
NVIT Core Bond Fund, Class Y (a)	9,643,920	106,661,755
NVIT Core Plus Bond Fund, Class Y (a)	11,041,097	124,985,222
NVIT Short Term Bond Fund, Class Y (a)	13,046,934	133,209,192

Total Fixed Income Funds (cost $425,497,441)		421,628,813

Total Investment Companies (cost $702,966,417)		645,106,871

Total Investments (cost $702,966,417) — 100.0%		645,106,871

Liabilities in excess of other assets — 0.0%†		(243,548)

NET ASSETS — 100.0%		$644,863,323

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Blueprint Moderately Conservative (formerly, NVIT CardinalSM Moderately Conservative Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$437,902,035	$–	$–	$437,902,035
Total	$437,902,035	$–	$–	$437,902,035
Assets excluded from fair value hierarchy*				207,204,836
Total				$645,106,871

* As the Fund uses the NAV as a practical expedient to determine the fair value of certain 1940 Act only investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Columbia Overseas Value Fund (Formerly Templeton NVIT International Value Fund)

Common Stocks 97.6%
	Shares	Value

CANADA 3.1%
Metals & Mining 2.9%
Barrick Gold Corp.	111,900	$2,050,008
Wheaton Precious Metals Corp. (a)	75,600	2,080,571

		4,130,579

Oil, Gas & Consumable Fuels 0.2%
Husky Energy, Inc. (a)	120,900	304,119

		4,434,698

CHINA 2.4%
Diversified Telecommunication Services 1.2%
China Telecom Corp. Ltd., Class H (a)	5,955,000	1,796,615

Health Care Providers & Services 0.6%
Sinopharm Group Co. Ltd., Class H	368,400	825,010

Hotels, Restaurants & Leisure 0.6%
Yum China Holdings, Inc.	19,700	839,811

		3,461,436

DENMARK 0.7%
Marine 0.7%
AP Moller - Maersk A/S, Class B	1,087	975,118

FRANCE 10.2%
Auto Components 2.0%
Cie Generale des Etablissements Michelin SCA	31,309	2,786,670

Banks 0.8%
BNP Paribas SA	35,729	1,077,059

Multi-Utilities 1.4%
Veolia Environnement SA (a)	93,468	1,999,551

Oil, Gas & Consumable Fuels 3.0%
TOTAL SA (a)	112,543	4,364,359

Pharmaceuticals 3.0%
Sanofi	48,624	4,280,897

		14,508,536

GERMANY 14.9%
Airlines 0.6%
Deutsche Lufthansa AG (Registered)	96,402	920,483

Chemicals 1.0%
Covestro AG Reg. S (b)	44,764	1,390,533

Diversified Telecommunication Services 3.6%
Deutsche Telekom AG (Registered)	377,219	4,994,585

Health Care Providers & Services 2.3%
Fresenius Medical Care AG & Co. KGaA	48,844	3,258,070

Industrial Conglomerates 1.7%
Siemens AG (Registered)	28,357	2,440,641

Multi-Utilities 3.4%
E.ON SE	444,863	4,678,410

Pharmaceuticals 2.3%
Bayer AG (Registered)	56,743	3,330,828

		21,013,550

HONG KONG 6.2%
Insurance 1.5%
AIA Group Ltd.	241,800	2,175,306

Real Estate Management & Development 4.7%
CK Asset Holdings Ltd.	574,512	3,125,481
Sun Hung Kai Properties Ltd.	154,000	2,022,007

Common Stocks (continued)
	Shares	Value

HONG KONG (continued)
Real Estate Management & Development (continued)
Swire Pacific Ltd., Class A	238,500	$1,527,919

		6,675,407

		8,850,713

IRELAND 0.2%
Banks 0.2%
Bank of Ireland Group plc	169,416	320,067

ITALY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Eni SpA	277,982	2,810,518

JAPAN 27.5%
Automobiles 2.3%
Honda Motor Co. Ltd.	66,300	1,491,068
Isuzu Motors Ltd.	273,500	1,810,353

		3,301,421

Banks 1.8%
Sumitomo Mitsui Financial Group, Inc.	107,500	2,611,961

Beverages 3.5%
Kirin Holdings Co. Ltd.	177,100	3,507,689
Suntory Beverage & Food Ltd.	39,100	1,479,605

		4,987,294

Electrical Equipment 2.3%
Mitsubishi Electric Corp. (a)	261,800	3,231,049

Electronic Equipment, Instruments & Components 2.1%
Kyocera Corp. (a)	51,000	3,024,429

Food & Staples Retailing 4.2%
Matsumotokiyoshi Holdings Co. Ltd. (a)	71,200	2,609,509
Seven & i Holdings Co. Ltd.	99,400	3,282,422

		5,891,931

Machinery 1.0%
Komatsu Ltd.	84,900	1,396,953

Metals & Mining 1.4%
Sumitomo Metal Mining Co. Ltd.	97,300	1,995,518

Pharmaceuticals 2.9%
Takeda Pharmaceutical Co. Ltd.	134,232	4,107,847

Real Estate Management & Development 2.4%
Mitsui Fudosan Co. Ltd.	193,300	3,343,326

Road & Rail 2.1%
East Japan Railway Co.	39,600	3,000,676

Wireless Telecommunication Services 1.5%
KDDI Corp.	71,200	2,104,535

		38,996,940

LUXEMBOURG 1.2%
Energy Equipment & Services 0.3%
Tenaris SA	74,720	457,071

Media 0.5%
SES SA, FDR	115,938	682,156

Metals & Mining 0.4%
ArcelorMittal SA	59,277	561,767

		1,700,994

NETHERLANDS 2.1%
Banks 0.5%
ING Groep NV	137,536	720,422

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Columbia Overseas Value Fund (Formerly Templeton NVIT International Value Fund) (Continued)

Common Stocks (continued)
	Shares	Value

NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment 1.6%
NXP Semiconductors NV	26,700	$2,214,231

		2,934,653

NORWAY 2.7%
Chemicals 1.6%
Yara International ASA	68,270	2,160,020

Oil, Gas & Consumable Fuels 1.1%
Equinor ASA	128,235	1,615,338

		3,775,358

SINGAPORE 0.4%
Diversified Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	313,300	560,243

SOUTH KOREA 4.2%
Banks 1.4%
KB Financial Group, Inc., ADR (a)	74,526	2,026,362

Technology Hardware, Storage & Peripherals 2.8%
Samsung Electronics Co. Ltd., GDR Reg. S	4,000	3,950,011

		5,976,373

SWITZERLAND 4.2%
Pharmaceuticals 4.2%
Novartis AG (Registered)	27,865	2,302,904
Roche Holding AG	11,330	3,683,542

		5,986,446

TAIWAN 2.8%
Semiconductors & Semiconductor Equipment 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	259,214	2,313,748

Technology Hardware, Storage & Peripherals 1.2%
Catcher Technology Co. Ltd.	271,000	1,723,240

		4,036,988

THAILAND 0.4%
Banks 0.4%
Bangkok Bank PCL	198,400	607,817

UNITED KINGDOM 12.4%
Aerospace & Defense 2.0%
BAE Systems plc	438,030	2,826,454

Banks 2.6%
Standard Chartered plc	658,591	3,629,934

Chemicals 1.0%
Johnson Matthey plc	66,401	1,475,641

Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd.	351,012	2,353,994

Oil, Gas & Consumable Fuels 2.4%
BP plc	815,223	3,468,098

Wireless Telecommunication Services 2.7%
Vodafone Group plc	2,816,243	3,934,035

		17,688,156

Total Common Stocks (cost $162,554,458)		138,638,604

Repurchase Agreements 3.6%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,153,176, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $2,196,239.(c)	$2,153,175	$2,153,175
Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $2,040,000.(c)	2,000,000	2,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000.(c)	1,000,000	1,000,000

Total Repurchase Agreements (cost $5,153,175)		5,153,175

Total Investments
(cost $167,707,633) — 101.2%		143,791,779

Liabilities in excess of other assets — (1.2)%		(1,646,472)

NET ASSETS — 100.0%		$142,145,307

(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $11,638,954, which was collateralized by cash used to purchase repurchase agreements with a total value of $5,153,175 and by $7,101,725 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 2/15/2050, a total value of $12,254,900.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $1,390,533 which represents 0.98% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $5,153,175.

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Columbia Overseas Value Fund (Formerly Templeton NVIT International Value Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$2,826,454	$–	$2,826,454
Airlines	–	920,483	–	920,483
Auto Components	–	2,786,670	–	2,786,670
Automobiles	–	3,301,421	–	3,301,421
Banks	2,026,362	8,967,259	–	10,993,621
Beverages	–	4,987,294	–	4,987,294
Chemicals	–	5,026,193	–	5,026,193
Diversified Telecommunication Services	–	7,351,443	–	7,351,443
Electrical Equipment	–	3,231,049	–	3,231,049
Electronic Equipment, Instruments & Components	–	3,024,429	–	3,024,429
Energy Equipment & Services	–	457,071	–	457,071
Food & Staples Retailing	–	5,891,931	–	5,891,931
Health Care Providers & Services	–	4,083,080	–	4,083,080
Hotels, Restaurants & Leisure	839,811	–	–	839,811
Industrial Conglomerates	–	4,794,635	–	4,794,635
Insurance	–	2,175,306	–	2,175,306
Machinery	–	1,396,953	–	1,396,953
Marine	–	975,117	–	975,117
Media	–	682,157	–	682,157

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Columbia Overseas Value Fund (Formerly Templeton NVIT International Value Fund) (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (Continued)
Common Stocks (Continued)
Metals & Mining	$4,130,579	$2,557,285	$–	$6,687,864
Multi-Utilities	–	6,677,961	–	6,677,961
Oil, Gas & Consumable Fuels	304,119	12,258,314	–	12,562,433
Pharmaceuticals	–	17,706,018	–	17,706,018
Real Estate Management & Development	–	10,018,733	–	10,018,733
Road & Rail	–	3,000,676	–	3,000,676
Semiconductors & Semiconductor Equipment	2,214,231	2,313,748	–	4,527,979
Technology Hardware, Storage & Peripherals	–	5,673,251	–	5,673,251
Wireless Telecommunication Services	–	6,038,571	–	6,038,571
Total Common Stocks	$9,515,102	$129,123,502	$–	$138,638,604
Repurchase Agreements	–	5,153,175	–	5,153,175
Total	$9,515,102	$134,276,677	$–	$143,791,779

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 17.5%
	Principal Amount	Value

Airlines 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$8,613,633	$8,015,899
American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.95%, 2/15/2025	2,596,125	2,245,376
British Airways Pass-Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024(a)	6,875,006	6,822,383
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 4/2/2021	35,182	35,435
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	7,043,982	5,705,464

		22,824,557

Automobiles 2.1%
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	1,368,997	1,363,797
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	3,146,000	3,043,635
First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	1,759,666	1,755,447
Flagship Credit Auto Trust
Series 2019-3, Class A, 2.33%, 2/15/2024(a)	6,661,671	6,482,911
Series 2019-4, Class A, 2.17%, 6/17/2024(a)	1,687,467	1,659,571
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	423,426	422,502
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	1,666,667	1,580,278
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	13,000,000	12,938,479

		29,246,620

Home Equity 1.7%
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 1.32%, 3/25/2036(b)	12,000,000	11,182,682
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 2.19%, 1/25/2036(b)	1,764,000	1,676,882
RASC Trust, Series 2005-KS12, Class M2, 1.41%, 1/25/2036(b)	10,000,000	9,110,640
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.79%, 8/25/2034(b)	2,086,795	2,042,358

		24,012,562

Other 12.1%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	9,422,199	9,161,375
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	8,954,254	8,701,382

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
AMMC CLO 22 Ltd.
Series 2018-22A, Class A, 2.82%, 4/25/2031(a)(b)	$11,500,000	$10,740,942
Series 2018-22A, Class B, 3.24%, 4/25/2031(a)(b)	5,000,000	4,396,540
Apidos CLO XXII, Series 2015-22A, Class A1R, 1.84%, 4/20/2031(a)(b)	5,000,000	4,775,555
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	3,842,544	3,839,310
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	4,537,735	4,475,213
CCG Receivables Trust
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	3,952,656	3,941,127
Series 2019-2, Class A2, 2.11%, 3/15/2027(a)	5,482,000	5,431,357
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A2, 3.19%, 10/17/2030(a)(b)	6,500,000	5,947,539
CVS Pass-Through Trust 6.04%, 12/10/2028	5,052,108	5,482,446
6.94%, 1/10/2030	9,022,040	11,238,858
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 3.52%, 7/18/2030(a)(b)	8,000,000	7,399,136
E3, Series 2019-1, Class A, 3.10%, 9/20/2055(a)	1,336,422	1,372,757
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031(a)	1,080,693	1,078,881
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	4,042,411	4,038,153
Goodgreen, Series 2019-2A, Class A, 2.76%, 10/15/2054(a)	6,839,370	6,480,470
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	669,809	674,097
HERO Funding Trust
Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	4,178,912	4,344,965
Series 2014-2A, Class A, 3.99%, 9/21/2040(a)	1,313,577	1,290,291
Invitation Homes Trust, Series 2018-SFR3, Class A, 1.80%, 7/17/2037(a)(b)	12,625,676	11,709,766
Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.50%, 4/25/2066(a)(b)	4,939,000	4,985,881
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A, Class A, 3.15%, 1/19/2032(a)(b)	1,000,000	940,152
Series 2019-32A, Class B, 3.67%, 1/19/2032(a)(b)	500,000	448,830
Neuberger Berman Loan Advisers CLO Ltd., Series 2020-36A, Class A, 0.00%, 4/20/2033(a)(b)	1,000,000	939,999
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2019-T4, Class AT4, 2.33%, 10/15/2051(a)	11,990,000	11,617,329
Series 2019-T2, Class AT2, 2.52%, 8/15/2053(a)	7,320,000	6,850,197

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	$6,605,000	$6,304,272
Ocwen Master Advance Receivables Trust, Series 2019-T2, Class AT2, 2.42%, 8/15/2051(a)	3,670,000	3,614,922
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053(a)	5,352,422	5,575,910
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2, Class AT2, 2.32%, 10/15/2052(a)	3,920,000	3,785,547
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 3.37%, 10/20/2026(a)(b)	10,000,000	9,609,430
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	609,001	606,955

		171,799,584

Total Asset-Backed Securities (cost $256,267,139)		247,883,323

Collateralized Mortgage Obligations 4.1%
	Principal Amount	Value

Chase Mortgage Finance Corp.
Series 2016-SH1, Class M2, 3.75%, 4/25/2045(a)(b)	1,567,355	1,545,302
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(a)(b)	9,287,883	8,834,846
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 6/25/2058(a)(b)	826,998	827,725
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.00%, 9/25/2064(a)(b)	951,206	947,445
FHLMC REMICS
Series 2653, Class C, 3.88%, 6/15/2023	26,731	26,717
Series 3665, Class KA, 3.00%, 5/15/2036	108,962	109,238
FNMA REMICS
Series 2007-6, Class PA, 5.50%, 2/25/2037	143,321	160,470
Series 2010-122, Class TG, 3.00%, 4/25/2039	46,944	46,978
Series 2009-78, Class BM, 4.00%, 6/25/2039	408,159	429,200
GNMA REMICS
Series 2010-37, Class ML, 4.50%, 12/20/2038	826,152	838,468
Series 2010-112, Class QM, 2.50%, 9/20/2039	579,837	594,066
Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/2059(a)(b)	7,563,218	7,354,418
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3, 3.75%, 5/25/2054(a)(b)	1,077,237	1,105,671
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	1,882,665	1,936,502

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value

New Residential Mortgage Loan Trust (continued)
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	$1,825,052	$1,889,416
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	1,364,090	1,380,143
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	5,707,142	5,954,853
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	2,325,150	2,425,805
Series 2018-3A, Class A1, 4.50%, 5/25/2058(a)(b)	8,581,864	8,906,455
Series 2019-3A, Class A1A, 3.75%, 11/25/2058(a)(b)	1,902,785	1,909,197
Series 2019-RPL2, Class A1, 3.25%, 2/25/2059(a)(b)	7,343,602	7,417,621
RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	2,379,800	2,276,201
Sequoia Mortgage Trust, Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	856,910	849,086

Total Collateralized Mortgage Obligations (cost $58,925,848)		57,765,823

Commercial Mortgage-Backed Securities 9.5%
	Principal Amount	Value

AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	5,000,000	4,966,099
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/2040(a)(b)	1,400,000	1,447,415
BANK
Series 2019-BN17, Class A4, 3.71%, 4/15/2052	3,900,000	4,264,026
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	500,000	527,964
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	12,700,000	13,182,744
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 5/15/2052	1,800,000	1,898,146
BBCMS Mortgage Trust, Series 2018-C2, Class A5, 4.31%, 12/15/2051	1,600,000	1,799,495
BB-UBS Trust, Series 2012-SHOW, Class B, 3.88%, 11/5/2036(a)	5,000,000	4,708,844
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 7/15/2051	1,480,000	1,654,348
Series 2019-B11, Class AS, 3.78%, 5/15/2052	1,550,000	1,593,710
Series 2019-B10, Class A4, 3.72%, 3/15/2062	2,200,000	2,456,855
Series 2019-B10, Class AM, 3.98%, 3/15/2062	1,400,000	1,460,383
Series 2019-B15, Class A5, 2.93%, 12/15/2072	9,200,000	9,524,238
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 1/15/2053	14,000,000	13,992,926

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/2031(a)(b)	$7,388,000	$7,155,616
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4, 4.05%, 3/15/2052	1,150,000	1,243,490
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/2046(a)	1,476,441	1,472,983
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 7/10/2051(b)	1,070,000	1,162,578
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class 300B, 4.00%, 8/15/2031	10,500,000	8,860,242
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM, 3.40%, 7/13/2029(a)(b)	3,500,000	3,450,631
Series 2014-CPT, Class C, 3.45%, 7/13/2029(a)(b)	11,000,000	10,849,550
Series 2011-C1, Class A4, 5.03%, 9/15/2047(a)(b)	966,931	976,392
Series 2019-H7, Class A4, 3.26%, 7/15/2052	1,150,000	1,216,846
Series 2019-L3, Class A4, 3.13%, 11/15/2052	7,157,000	7,499,013
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 8/15/2038(a)	850,000	831,296
UBS Commercial Mortgage Trust
Series 2018-C9, Class A4, 4.12%, 3/15/2051(b)	1,780,000	1,981,026
Series 2018-C10, Class A4, 4.31%, 5/15/2051	1,490,000	1,642,505
Series 2019-C16, Class A4, 3.60%, 4/15/2052	3,050,000	3,332,732
Series 2019-C18, Class A4, 3.04%, 12/15/2052	14,600,000	14,627,949
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 9/15/2057	5,000,000	5,191,228

Total Commercial Mortgage-Backed Securities (cost $137,667,031)		134,971,270

Corporate Bonds 29.7%
	Principal Amount	Value

Aerospace & Defense 1.0%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/2027	3,225,000	3,172,678
Lockheed Martin Corp., 3.55%, 1/15/2026(c)	4,625,000	4,955,170
United Technologies Corp., 4.13%, 11/16/2028	4,000,000	4,391,011
4.15%, 5/15/2045	2,000,000	2,173,053

		14,691,912

Banks 3.4%
Bank of America Corp., 4.20%, 8/26/2024	5,000,000	5,318,073
Series L, 3.95%, 4/21/2025	3,500,000	3,679,508
4.25%, 10/22/2026	3,000,000	3,188,713
Series L, 4.18%, 11/25/2027	4,000,000	4,134,652

Corporate Bonds (continued)
	Principal Amount	Value

Banks (continued)
Citigroup, Inc., 4.45%, 9/29/2027	$5,000,000	$5,220,123
Citizens Financial Group, Inc., 4.35%, 8/1/2025(c)	6,200,000	6,609,437
Cooperatieve Rabobank UA, 4.63%, 12/1/2023	5,000,000	5,169,112
HSBC Holdings plc, 4.38%, 11/23/2026	3,500,000	3,684,837
ING Groep NV, 3.95%, 3/29/2027	5,000,000	5,003,857
JPMorgan Chase & Co.,
Series I, (ICE LIBOR USD 3 Month + 3.47%), 5.24%, 4/30/2020(c)(d)(e)	488,000	435,667
3.88%, 9/10/2024	3,000,000	3,163,362
PNC Financial Services Group, Inc. (The), 3.45%, 4/23/2029	3,000,000	2,971,916

		48,579,257

Beverages 0.8%
Anheuser-Busch Cos. LLC, 3.65%, 2/1/2026	4,350,000	4,560,897
4.90%, 2/1/2046	2,000,000	2,178,328
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/2028	3,000,000	3,162,893
Bacardi Ltd., 5.30%, 5/15/2048(a)	1,725,000	1,871,500

		11,773,618

Biotechnology 0.4%
AbbVie, Inc., 4.25%, 11/21/2049(a)	1,350,000	1,434,160
Gilead Sciences, Inc., 4.80%, 4/1/2044	2,775,000	3,559,901

		4,994,061

Capital Markets 2.2%
Credit Suisse Group AG,
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(e)	3,000,000	3,033,946
FMR LLC, 6.50%, 12/14/2040(a)	2,000,000	2,624,847
5.15%, 2/1/2043(a)	1,000,000	1,211,118
Morgan Stanley,
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(e)	5,000,000	5,076,869
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(e)	5,000,000	5,267,410
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	10,900,000	10,408,585
S&P Global, Inc., 4.50%, 5/15/2048	1,350,000	1,606,315
UBS Group AG, 4.13%, 4/15/2026(a)(c)	2,000,000	2,026,098

		31,255,188

Chemicals 0.5%
Cytec Industries, Inc., 3.95%, 5/1/2025	5,750,000	6,130,943
Mosaic Co. (The), 5.63%, 11/15/2043	1,175,000	1,036,962

		7,167,905

Consumer Finance 1.0%
Navient Solutions LLC, 0.00%, 10/3/2022(f)	14,956,000	14,414,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Containers & Packaging 0.2%
Berry Global, Inc., 4.88%, 7/15/2026(a)(c)	$2,250,000	$2,272,500

Diversified Financial Services 0.3%
HERO Funding Trust,
Series 2015-3, Class A, 4.28%, 9/20/2041	1,812,907	1,892,820
Shell International Finance BV, 4.38%, 5/11/2045	2,300,000	2,656,785

		4,549,605

Diversified Telecommunication Services 2.1%
AT&T, Inc., 3.40%, 5/15/2025	1,500,000	1,560,299
4.30%, 2/15/2030(c)	11,097,000	11,916,859
CCO Holdings LLC, 5.75%, 2/15/2026(a)	1,800,000	1,822,770
5.13%, 5/1/2027(a)	4,250,000	4,261,050
4.75%, 3/1/2030(a)	1,175,000	1,169,125
Verizon Communications, Inc., 3.38%, 2/15/2025(c)	661,000	706,082
4.02%, 12/3/2029(c)	8,020,000	9,007,297

		30,443,482

Electric Utilities 3.1%
Alliant Energy Finance LLC, 4.25%, 6/15/2028(a)(c)	7,525,000	7,583,919
Entergy Arkansas LLC, 3.50%, 4/1/2026	4,880,000	5,168,279
4.00%, 6/1/2028	3,750,000	4,064,237
Evergy, Inc., 2.45%, 9/15/2024	7,750,000	7,602,713
Indiana Michigan Power Co., 3.85%, 5/15/2028(c)	8,525,000	9,180,788
Jersey Central Power & Light Co., 4.30%, 1/15/2026(a)	2,000,000	2,161,450
Metropolitan Edison Co., 4.30%, 1/15/2029(a)(c)	6,000,000	6,261,639
Public Service Co. of Colorado, 2.90%, 5/15/2025(c)	2,000,000	2,154,674

		44,177,699

Energy Equipment & Services 0.5%
Helmerich & Payne, Inc., 4.65%, 3/15/2025(c)	1,200,000	1,251,014
Schlumberger Holdings Corp., 4.00%, 12/21/2025(a)(c)	321,000	295,752
3.90%, 5/17/2028(a)(c)	4,389,000	4,077,677
Valaris plc, 4.88%, 6/1/2022(c)	2,830,000	615,525
4.75%, 1/15/2024	5,000,000	1,000,000

		7,239,968

Equity Real Estate Investment Trusts (REITs) 1.4%
Corporate Office Properties LP, 3.70%, 6/15/2021(c)	10,175,000	10,314,468
Piedmont Operating Partnership LP, 4.45%, 3/15/2024(c)	9,050,000	9,337,587

		19,652,055

Food Products 0.8%
Cargill, Inc., 3.25%, 5/23/2029(a)	6,050,000	6,097,647

Corporate Bonds (continued)
	Principal Amount	Value

Food Products (continued)
Grupo Bimbo SAB de CV, 3.88%, 6/27/2024(a)	$3,175,000	$3,129,660
Kraft Heinz Foods Co., 4.88%, 10/1/2049(a)(c)	1,750,000	1,591,212

		10,818,519

Health Care Equipment & Supplies 0.2%
Boston Scientific Corp., 4.70%, 3/1/2049	2,050,000	2,340,939

Health Care Providers & Services 0.8%
CVS Health Corp., 4.30%, 3/25/2028	350,000	374,375
Dignity Health, 3.13%, 11/1/2022	6,000,000	6,118,743
3.81%, 11/1/2024	4,000,000	4,232,750

		10,725,868

Household Durables 0.4%
Newell Brands, Inc., 4.10%, 4/1/2023(g)	2,636,000	2,675,405
4.20%, 4/1/2026(g)	3,325,000	3,264,477

		5,939,882

Independent Power and Renewable Electricity Producers 0.4%
Exelon Generation Co. LLC, 4.25%, 6/15/2022	5,000,000	5,001,829

Industrial Conglomerates 0.3%
General Electric Co., 5.30%, 2/11/2021	1,718,000	1,739,004
4.65%, 10/17/2021	1,432,000	1,457,005
5.40%, 5/15/2022	1,125,000	1,047,935

		4,243,944

Insurance 1.1%
MassMutual Global Funding II, 3.60%, 4/9/2024(a)	3,000,000	3,060,794
3.40%, 3/8/2026(a)	5,000,000	5,309,696
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	7,500,000	7,886,884

		16,257,374

Media 1.1%
Charter Communications Operating LLC, 4.91%, 7/23/2025	5,000,000	5,307,967
Comcast Corp., 3.38%, 8/15/2025(c)	4,800,000	5,096,656
4.70%, 10/15/2048	4,000,000	5,182,001

		15,586,624

Metals & Mining 0.3%
Compass Minerals International, Inc., 6.75%, 12/1/2027(a)	1,950,000	1,760,362
Glencore Finance Canada Ltd., 4.95%, 11/15/2021(a)	2,000,000	1,980,700

		3,741,062

Multi-Utilities 1.9%
Ameren Illinois Co., 3.25%, 3/1/2025	5,500,000	5,478,119

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Multi-Utilities (continued)
Black Hills Corp., 3.95%, 1/15/2026	$6,890,000	$7,238,131
3.15%, 1/15/2027	2,000,000	2,133,547
Dominion Energy, Inc.,
Series A, 4.60%, 3/15/2049	3,500,000	3,610,985
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025(c)	7,000,000	7,321,453
3.25%, 6/15/2026	1,250,000	1,230,310

		27,012,545

Oil, Gas & Consumable Fuels 1.8%
Aker BP ASA, 3.75%, 1/15/2030(a)	5,500,000	4,112,275
BP Capital Markets America, Inc., 3.94%, 9/21/2028	4,550,000	4,860,016
Enbridge Energy Partners LP, 7.38%, 10/15/2045	725,000	797,184
Energy Transfer Operating LP, 4.20%, 4/15/2027	575,000	463,409
5.50%, 6/1/2027	4,000,000	3,481,521
6.50%, 2/1/2042	2,000,000	1,821,063
Kinder Morgan, Inc., 4.30%, 3/1/2028	1,000,000	980,573
5.55%, 6/1/2045	450,000	458,653
Marathon Oil Corp., 6.60%, 10/1/2037	1,200,000	820,342
MPLX LP, 4.80%, 2/15/2029	3,050,000	2,685,875
Sabine Pass Liquefaction LLC, 5.88%, 6/30/2026	2,000,000	1,809,600
4.20%, 3/15/2028	1,225,000	1,051,099
Williams Cos., Inc. (The), 5.75%, 6/24/2044	1,925,000	2,006,653

		25,348,263

Pharmaceuticals 1.4%
Allergan Finance LLC, 3.25%, 10/1/2022	5,650,000	5,665,150
Allergan Funding SCS, 3.85%, 6/15/2024	1,500,000	1,570,792
3.80%, 3/15/2025	1,000,000	1,023,844
Bristol-Myers Squibb Co., 4.25%, 10/26/2049(a)	1,800,000	2,254,601
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	2,100,000	2,124,322
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	4,000,000	3,649,960
3.15%, 10/1/2026	3,500,000	2,948,225

		19,236,894

Road & Rail 0.2%
Union Pacific Corp., 3.84%, 3/20/2060(a)	2,800,000	2,922,384

Software 0.8%
Microsoft Corp., 3.30%, 2/6/2027(c)	5,500,000	6,103,203
Oracle Corp., 2.40%, 9/15/2023	5,000,000	5,119,868

		11,223,071

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc., 3.00%, 2/9/2024	5,250,000	5,527,578

Corporate Bonds (continued)
	Principal Amount	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc., (continued) 2.45%, 8/4/2026	$4,000,000	$4,190,026

		9,717,604

Thrifts & Mortgage Finance 0.4%
BPCE SA, 4.00%, 9/12/2023(a)	3,000,000	3,024,030
5.70%, 10/22/2023(a)	3,000,000	3,081,839

		6,105,869

Trading Companies & Distributors 0.2%
GATX Corp., 4.70%, 4/1/2029	2,550,000	2,756,332

Total Corporate Bonds (cost $415,489,169)		420,190,447

Loan Participations 0.4%
	Principal Amount	Value

Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, (ICE LIBOR USD 6 Month + 1.75%), 2.52%, 9/20/2026 (e)	1,017,324	953,742

Software 0.3%
TIBCO Software, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.74%, 6/30/2026 (e)	4,765,521	4,479,590

Total Loan Participations (cost $5,546,622)		5,433,332

Mortgage-Backed Securities 26.1%
	Principal Amount	Value

FHLMC UMBS Pool
Pool# SB8000 3.00%, 7/1/2034	43,951,638	46,012,684
Pool# SD8005 3.50%, 8/1/2049	21,072,028	22,243,902
Pool# SD8018 4.00%, 10/1/2049	9,178,339	9,782,010
FNMA Pool
Pool# 464279 4.30%, 7/1/2021	596,109	605,024
Pool# 464969 6.34%, 4/1/2028	2,362,355	3,039,303
Pool# 468516 5.17%, 6/1/2028	872,315	1,002,658
Pool# AM7073 6.41%, 1/1/2030	1,505,652	2,019,655
Pool# 468127 5.70%, 5/1/2041	1,160,964	1,337,558
Pool# AN0360 3.95%, 12/1/2045	10,000,000	11,883,884
FNMA UMBS Pool
Pool# FM2052 2.50%, 5/1/2028	29,211,229	30,291,182
Pool# FM2237 2.50%, 5/1/2029	8,227,944	8,531,831

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FNMA UMBS Pool (continued)
Pool# MA3709 2.50%, 6/1/2034	$5,686,928	$5,896,966
Pool# AR9398 3.50%, 6/1/2043	1,733,150	1,858,233
Pool# BC0180 4.00%, 1/1/2046	6,701,098	7,243,502
Pool# AS7908 3.00%, 9/1/2046	26,146,968	27,587,658
Pool# BC9003 3.00%, 11/1/2046	37,999,102	40,084,513
Pool# AS8483 3.00%, 12/1/2046	6,404,206	6,750,544
Pool# MA2863 3.00%, 1/1/2047	19,147,339	20,174,063
Pool# AS8784 3.00%, 2/1/2047	6,366,624	6,696,967
Pool# BE7557 3.50%, 2/1/2047	11,419,585	12,124,291
Pool# BM2003 4.00%, 10/1/2047	15,483,385	16,655,180
Pool# BJ3716 3.50%, 12/1/2047	7,767,275	8,237,518
Pool# MA3210 3.50%, 12/1/2047	3,768,472	3,979,327
Pool# BM3355 3.50%, 2/1/2048	6,010,938	6,366,279
Pool# CA1532 3.50%, 4/1/2048	16,482,078	17,521,501
Pool# CA2208 4.50%, 8/1/2048	4,660,175	5,014,034
Pool# CA2469 4.00%, 10/1/2048	12,615,107	13,437,319
Pool# MA3745 3.50%, 8/1/2049	30,670,338	32,345,557

Total Mortgage-Backed Securities (cost $354,625,172)		368,723,143

Municipal Bonds 1.3%
	Principal Amount	Value

California 0.4%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	3,885,000	5,737,640

District of Columbia 0.9%
Metropolitan Washington Airports Authority, RB
Series D, 7.46%, 10/1/2046	6,000,000	8,798,220
Series D, 8.00%, 10/1/2047	2,000,000	3,153,640

		11,951,860

Total Municipal Bonds (cost $14,292,269)		17,689,500

U.S. Government Agency Securities 1.6%
	Principal Amount	Value

FHLB, 5.00%, 3/12/2021	5,000,000	5,224,662

U.S. Government Agency Securities (continued)
	Principal Amount	Value

Tennessee Valley Authority, 5.88%, 4/1/2036	$11,793,000	$18,019,971

Total U.S. Government Agency Securities (cost $19,207,725)		23,244,633

U.S. Treasury Obligations 5.3%
	Principal Amount	Value

U.S. Treasury Bonds, 7.13%, 2/15/2023	1,000,000	1,196,953
U.S. Treasury Notes 1.63%, 6/30/2020 (c)(h)	4,000,000	4,015,174
2.63%, 5/15/2021	4,000,000	4,112,031
2.63%, 2/28/2023	5,000,000	5,340,039
2.63%, 1/31/2026	54,000,000	60,669,844

Total U.S. Treasury Obligations (cost $71,150,142)		75,334,041

Repurchase Agreements 0.4%
	Principal Amount	Value

Bank of America NA 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,468,288, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $1,497,653. (i)	$1,468,288	1,468,288
Nomura Securities International, Inc. 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $3,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $3,060,000. (i)	3,000,000	3,000,000
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000. (i)	1,000,000	1,000,000

Total Repurchase Agreements (cost $5,468,288)		5,468,288

Total Investments
(cost $1,338,639,405) — 95.9%		1,356,703,800

Other assets in excess of liabilities — 4.1%		58,705,439

NET ASSETS — 100.0%		$1,415,409,239

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $389,310,914 which represents 27.51% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(c)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $21,909,222, which was collateralized by cash used to purchase repurchase agreements with a total value of $5,468,288 and by $17,498,026 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/2/2020 – 2/15/2050, a total value of $22,966,314.

(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2020. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2020.
(h)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $5,468,288.

CLO	Collateralized Loan obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	893	6/2020	USD	196,801,852	2,990,802
U.S. Treasury Long Bond	1,898	6/2020	USD	339,860,625	23,205,389
U.S. Treasury Ultra Bond	109	6/2020	USD	24,184,375	2,175,481

					28,371,672

Short Contracts
U.S. Treasury 5 Year Note	(343)	6/2020	USD	(42,998,266)	(1,396,940)
U.S. Treasury 10 Year Note	(1,066)	6/2020	USD	(147,840,875)	(5,911,730)
U.S. Treasury 10 Year Ultra Bond	(847)	6/2020	USD	(132,158,469)	(7,386,814)

					(14,695,484)

					13,676,188

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$247,883,323	$–	$247,883,323
Collateralized Mortgage Obligations	–	57,765,823	–	57,765,823
Commercial Mortgage-Backed Securities	–	134,971,270	–	134,971,270
Corporate Bonds	–	420,190,447	–	420,190,447
Futures Contracts	28,371,672	–	–	28,371,672
Loan Participations	–	5,433,332	–	5,433,332
Mortgage-Backed Securities	–	368,723,143	–	368,723,143
Municipal Bonds	–	17,689,500	–	17,689,500
Repurchase Agreements	–	5,468,288	–	5,468,288
U.S. Government Agency Securities	–	23,244,633	–	23,244,633
U.S. Treasury Obligations	–	75,334,041	–	75,334,041
Total Assets	$28,371,672	$1,356,703,800	$–	$1,385,075,472
Liabilities:
Futures Contracts	(14,695,484)	–	–	(14,695,484)
Total Liabilities	$(14,695,484)	$–	$–	$(14,695,484)
Total	$13,676,188	$1,356,703,800	$–	$1,370,379,988

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Bond Fund (Continued)

Futures Contracts

The Fund is subject to interest rate in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$28,371,672
Total		$28,371,672

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(14,695,484)
Total		$(14,695,484)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 5.1%
	Principal Amount	Value

Home Equity 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 1.15%, 1/25/2036(a)	$206,056	$204,627
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M1, 1.23%, 11/25/2036(a)	4,335,535	4,205,912
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 1.21%, 4/25/2035(a)	263,930	263,426
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 1.10%, 5/25/2036(a)	103,094	102,431

		4,776,396

Other 4.3%
522 Funding CLO I Ltd., Series 2019-1A, Class A1, 3.29%, 1/15/2033(a)(b)	3,600,000	3,328,366
AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/2023(b)	5,010,000	4,994,258
CIFC Funding 2019-V Ltd., Series 2019-5A, Class A1, 3.48%, 10/15/2032(a)(b)	7,300,000	6,810,462
Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/2052(b)	2,396,115	2,382,945
Elmwood CLO III Ltd., Series 2019-3A, Class A1, 3.23%, 10/15/2032(a)(b)	8,600,000	7,923,085
Kayne CLO 5 Ltd., Series 2019-5A, Class A, 3.15%, 7/24/2032(a)(b)	7,300,000	6,826,478
Magnetite XXIV Ltd., Series 2019-24A, Class A, 3.24%, 1/15/2033(a)(b)	4,400,000	4,197,569
Octagon Investment Partners 44 Ltd., Series 2019-1A, Class A, 3.12%, 7/20/2032(a)(b)	10,100,000	9,522,381
Southwick Park CLO LLC, Series 2019-4A, Class A1, 3.12%, 7/20/2032(a)(b)	10,600,000	10,144,889
Voya CLO Ltd., Series 2019-2A, Class A, 3.09%, 7/20/2032(a)(b)	14,600,000	13,973,748

		70,104,181

Student Loan 0.5%
Navient Student Loan Trust, Series 2019-7A, Class A1, 1.45%, 1/25/2068(a)(b)	8,056,298	7,901,626

Total Asset-Backed Securities (cost $86,242,908)		82,782,203

Collateralized Mortgage Obligations 8.3%

	Principal Amount	Value
Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/2059(a)(b)	4,621,839	4,577,753
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M1, 1.72%, 10/25/2039(a)(b)	1,459,882	1,423,775
FHLMC REMICS
Series 4073, Class SB, IO, 5.30%, 7/15/2042(a)	7,802,037	1,488,674
Series 4122, IO, 4.00%, 10/15/2042	8,539,917	1,299,557
Series 4120, Class SV, IO, 5.45%, 10/15/2042(a)	8,698,910	1,666,236
Series 4159, Class KS, IO, 5.45%, 1/15/2043(a)	4,068,840	876,567
Series 4459, Class IB, IO, 4.00%, 8/15/2043	7,272,409	1,052,002
Series 4468, Class SY, IO, 5.40%, 5/15/2045(a)	4,007,159	581,123

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
FHLMC REMICS (continued)
Series 4583, Class ST, IO, 5.30%, 5/15/2046(a)	$8,918,863	$1,401,678
Series 4623, Class MS, IO, 5.30%, 10/15/2046(a)	6,692,338	1,436,735
Series 4573, IO, 3.50%, 4/15/2046	8,186,265	1,155,292
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 4.40%, 10/25/2029(a)	10,600,000	9,432,997
Series 2017-HQA2, Class M2, 3.60%, 12/25/2029(a)	6,100,000	5,281,101
Series 2017-DNA3, Class M2, 3.45%, 3/25/2030(a)	7,210,000	6,206,667
Series 2017-HQA3, Class M2, 3.30%, 4/25/2030(a)	10,886,532	9,346,023
Series 2018-DNA1, Class M2, 2.75%, 7/25/2030(a)	2,500,000	2,049,998
Series 2018-HQA1, Class M2, 3.25%, 9/25/2030(a)	9,841,498	8,288,505
FNMA REMICS
Series 2012-70, Class HS, IO, 5.05%, 7/25/2042(a)	9,105,555	1,700,807
Series 2012-149, Class LI, IO, 4.00%, 1/25/2043	7,258,867	1,143,754
Series 2012-68, Class SL, IO, 5.10%, 7/25/2042(a)	7,265,241	1,572,496
Series 2013-6, Class SB, IO, 5.15%, 2/25/2043(a)	6,329,980	1,177,696
Series 2014-90, Class SA, IO, 5.20%, 1/25/2045(a)	7,823,901	1,338,168
Series 2016-3, Class IP, IO, 4.00%, 2/25/2046	9,050,904	1,224,033
FNMA Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 5.30%, 5/25/2029(a)	6,941,281	6,618,072
Series 2017-C03, Class 1M2, 3.95%, 10/25/2029(a)	5,570,000	4,932,181
Series 2017-C04, Class 2M2, 3.80%, 11/25/2029(a)	4,525,000	3,948,864
Series 2017-C05, Class 1M2, 3.15%, 1/25/2030(a)	2,385,091	2,107,415
Series 2017-C06, Class 2M2, 3.75%, 2/25/2030(a)	3,182,508	2,654,751
Series 2017-C07, Class 2M2, 3.45%, 5/25/2030(a)	6,424,130	5,543,313
Series 2018-C01, Class 1M2, 3.20%, 7/25/2030(a)	9,990,000	8,626,513
Series 2018-C02, Class 2M2, 3.15%, 8/25/2030(a)	1,622,362	1,340,344
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 9/25/2059(b)(c)	6,818,843	6,660,367
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(a)(b)	3,957,801	3,772,159
GNMA REMICS
Series 2013-23, Class IT, IO, 3.50%, 2/20/2043	4,900,282	685,860
Series 2019-22, Class SA, IO, 4.83%, 2/20/2045(a)	8,754,960	1,694,199
Series 2019-65, Class IE, IO, 3.50%, 5/20/2046	10,813,660	1,080,807
Series 2016-91, Class NS, IO, 5.31%, 7/20/2046(a)	6,970,122	1,443,275
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(a)(b)	4,636,008	4,581,305
OBX Trust, Series 2019-EXP3, Class 2A1A, 1.85%, 10/25/2059(a)(b)	745,510	716,148

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
GNMA REMICS (continued)
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 2.21%, 7/15/2058(a)(b)	$1,125,000	$1,122,132
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1, 2.61%, 9/27/2049(a)(b)	4,465,823	4,256,316
Verus Securitization Trust
Series 2019-4, Class A1, 2.64%, 11/25/2059(b)(c)	3,432,396	3,475,175
Series 2019-INV1, Class A1, 3.40%, 12/25/2059(a)(b)	3,342,854	3,202,537

Total Collateralized Mortgage Obligations (cost $147,993,220)		134,183,370

Commercial Mortgage-Backed Securities 10.0%

	Principal Amount	Value
BANK, Series 2019-BN22, Class A4, 2.98%, 11/15/2062	3,080,000	3,214,642
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B, 3.73%, 4/10/2046(a)	4,100,000	4,040,848
Series 2013-GC17, Class B, 5.10%, 11/10/2046(a)	1,465,000	1,496,057
Series 2014-GC23, Class B, 4.17%, 7/10/2047(a)	2,915,000	2,825,303
Series 2016-GC36, Class A5, 3.62%, 2/10/2049	4,452,000	4,729,329
Series 2017-C4, Class A1, 2.12%, 10/12/2050	2,556,266	2,548,136
COMM Mortgage Trust
Series 2012-CR4, Class AM, 3.25%, 10/15/2045	3,325,000	3,320,901
Series 2014-CR16, Class XA, IO, 0.98%, 4/10/2047(a)	34,864,741	1,127,400
Series 2014-CR17, Class XA, IO, 0.97%, 5/10/2047(a)	26,049,813	845,931
Series 2014-UBS3, Class XA, IO, 1.08%, 6/10/2047(a)	21,312,280	786,700
Series 2014-UBS6, Class XA, IO, 0.89%, 12/10/2047(a)	17,923,082	570,221
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	6,850,000	6,975,236
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	2,160,000	2,295,042
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	3,075,000	3,244,472
Series 2017-COR2, Class A1, 2.11%, 9/10/2050	1,870,224	1,863,533
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class B, 4.10%, 8/15/2048(a)	3,551,688	3,413,470
Series 2016-C7, Class A5, 3.50%, 11/15/2049	1,800,000	1,848,327
Series 2019-C15, Class A4, 4.05%, 3/15/2052	4,971,000	5,375,119
Series 2015-C2, Class XA, IO, 0.76%, 6/15/2057(a)	35,898,123	1,087,322
FHLMC Multifamily Structured Pass-Through Certificates REMICS
Series K076, Class A2, 3.90%, 4/25/2028	1,935,000	2,273,704
Series K077, Class A2, 3.85%, 5/25/2028(a)	2,405,000	2,816,854
Series K084, Class A2, 3.78%, 10/25/2028(a)	5,310,000	6,229,706

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
Series K087, Class A2, 3.77%, 12/25/2028	$1,645,000	$1,939,584
Series K098, Class XAM, IO, 1.52%, 8/25/2029(a)	17,661,000	1,957,999
GS Mortgage Securities Trust
Series 2012-GCJ7, Class B, 4.74%, 5/10/2045	4,325,000	4,307,919
Series 2012-GCJ9, Class B, 3.75%, 11/10/2045(b)	3,330,000	3,268,441
Series 2014-GC18, Class XA, IO, 1.01%, 1/10/2047(a)	53,374,626	1,581,741
Series 2014-GC26, Class XA, IO, 0.97%, 11/10/2047(a)	30,281,417	1,103,782
Series 2015-GC32, Class A4, 3.76%, 7/10/2048	2,250,000	2,329,323
Series 2015-GS1, Class C, 4.42%, 11/10/2048(a)	1,840,000	1,551,961
Series 2015-GC30, Class XA, IO, 0.79%, 5/10/2050(a)	40,650,456	1,256,644
Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	3,830,000	3,844,730
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class B, 3.50%, 4/15/2046	3,375,000	3,273,877
Series 2011-C5, Class B, 5.42%, 8/15/2046(a)(b)	2,790,000	2,824,873
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/2048	2,950,000	3,147,905
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1, 2.08%, 10/15/2050	2,577,404	2,568,240
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class XA, IO, 1.00%, 6/15/2047(a)	27,236,764	828,692
Series 2015-C24, Class A4, 3.73%, 5/15/2048	4,795,000	5,087,094
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.78%, 5/15/2048(a)	4,550,000	4,751,424
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	2,700,000	2,798,406
Series 2017-C4, Class A1, 2.13%, 10/15/2050	1,441,064	1,435,914
Series 2017-C4, Class A4, 3.56%, 10/15/2050	2,502,000	2,606,573
Series 2017-C4, Class AS, 3.84%, 10/15/2050(a)	2,820,000	2,848,770
Series 2018-C14, Class A1, 3.38%, 12/15/2051	5,747,786	5,860,460
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045	3,110,000	3,096,744
Series 2015-C28, Class A4, 3.54%, 5/15/2048	3,795,000	3,919,772
Series 2015-C29, Class A4, 3.64%, 6/15/2048	2,890,000	2,999,553
Series 2015-NXS4, Class C, 4.67%, 12/15/2048(a)	3,553,000	3,039,331
Series 2016-LC24, Class A4, 2.94%, 10/15/2049	1,695,000	1,747,852
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049	4,700,000	4,709,410
Series 2017-C39, Class A5, 3.42%, 9/15/2050	2,713,000	2,826,555
Series 2017-C40, Class A1, 2.11%, 10/15/2050	1,600,291	1,597,199

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
Series 2018-C48, Class A5, 4.30%, 1/15/2052	$5,650,000	$6,148,795
Series 2016-LC25, Class A4, 3.64%, 12/15/2059	4,225,000	4,411,859
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class XA, IO, 1.21%, 3/15/2047(a)	20,709,023	728,241
Series 2014-C22, Class AS, 4.07%, 9/15/2057(a)	2,620,000	2,674,119

Total Commercial Mortgage-Backed Securities (cost $164,031,112)		162,002,035

Convertible Bond 0.0%†

	Principal Amount	Value

Media 0.0%†
DISH Network Corp., 3.38%, 08/15/26	503,000	408,361
		0
Total Convertible Bond (cost $442,923)		408,361

Corporate Bonds 37.2%

	Principal Amount	Value

Aerospace & Defense 0.1%
Bombardier, Inc., 8.75%, 12/1/2021(b)(d)	115,000	95,594
5.75%, 3/15/2022(b)(d)	185,000	140,137
6.00%, 10/15/2022(b)	60,000	45,000
TransDigm, Inc., 6.25%, 3/15/2026(b)(d)	605,000	602,731
6.38%, 6/15/2026	440,000	421,300
7.50%, 3/15/2027(d)	365,000	351,751
5.50%, 11/15/2027(b)	800,000	718,000

		2,374,513

Airlines 0.0%†
American Airlines Group, Inc., 3.75%, 3/1/2025(b)	105,000	73,500
United Airlines Holdings, Inc., 4.88%, 1/15/2025	80,000	68,800

		142,300

Auto Components 0.0%†
Dealer Tire LLC, 8.00%, 2/1/2028(b)	60,000	48,000
Panther BF Aggregator 2 LP, 6.25%, 5/15/2026(b)	75,000	70,875
8.50%, 5/15/2027(b)	100,000	87,240

		206,115

Banks 5.7%
Banco de Credito e Inversiones SA, 3.50%, 10/12/2027(b)	200,000	189,433
Banco Santander SA,
Reg. S, (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/08/2024(e)(f)	1,200,000	1,051,399
Bank Leumi Le-Israel BM,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.63%), 3.27%, 1/29/2031(b)(f)	200,000	185,808
Bank of America Corp.,
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024(e)(f)	2,910,000	2,764,500

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Bank of America Corp., (continued)
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/05/2024(d)(e)(f)	$1,240,000	$1,258,600
4.45%, 3/3/2026	4,260,000	4,588,175
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(f)	3,205,000	3,277,021
Banque Centrale de Tunisie International Bond,
Reg. S, 5.75%, 1/30/2025	600,000	476,628
BNP Paribas SA,
(USD Swap Semi 5 Year + 4.92%), 6.75%, 3/14/2022(b)(d)(e)(f)	2,045,000	1,845,613
3.50%, 3/1/2023(b)	7,225,000	7,247,580
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(d)(e)(f)	1,235,000	1,191,775
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024(e)(f)	1,239,000	1,132,644
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(e)(f)	750,000	642,450
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(f)	5,610,000	5,748,558
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(f)	2,130,000	2,190,761
Citizens Financial Group, Inc.,
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/06/2023(e)(f)	2,650,000	2,252,500
Fifth Third Bancorp,
(ICE LIBOR USD 3 Month + 3.03%), 5.10%, 6/30/2023(d)(e)(f)	1,260,000	1,020,600
Grupo Aval Ltd., 4.38%, 2/4/2030(b)(d)	200,000	160,500
Huntington Bancshares, Inc.,
Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(e)(f)	2,515,000	2,012,000
2.55%, 2/4/2030	6,990,000	6,240,447
ING Groep NV,
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025(e)(f)	1,000,000	833,200
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026(e)(f)	1,385,000	1,198,897
JPMorgan Chase & Co.,
Series CC, (ICE LIBOR USD 3 Month + 2.58%), 4.62%, 11/01/2022(d)(e)(f)	1,430,000	1,258,400
Series FF, (SOFR + 3.38%), 5.00%, 8/01/2024(e)(f)	1,385,000	1,300,847
Series HH, (SOFR + 3.13%), 4.60%, 2/01/2025(e)(f)	775,000	678,280
(ICE LIBOR USD 3 Month + 1.16%), 3.22%, 3/1/2025(f)	9,895,000	10,273,236
(SOFR + 1.51%), 2.74%, 10/15/2030(f)	4,665,000	4,726,284
M&T Bank Corp.,
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 5.00%, 8/01/2024(e)(f)	2,500,000	2,325,000
NBK Tier 1 Financing 2 Ltd.,
(USD Swap Semi 6 Year + 2.83%), 4.50%, 11/27/2025(b)(e)(f)	200,000	188,000
Truist Financial Corp.,
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/01/2024(d)(e)(f)	2,500,000	2,150,000
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024(d)(e)(f)	1,100,000	979,000
US Bancorp, 3.00%, 7/30/2029	9,125,000	9,067,834

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Vnesheconombank,
Reg. S, 6.90%, 7/9/2020	$200,000	$199,770
Wells Fargo & Co.,
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(e)(f)	1,290,000	1,264,200
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025(e)(f)	1,245,000	1,263,675
(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030(f)	9,205,000	9,117,507

		92,301,122

Beverages 0.8%
Anheuser-Busch Cos. LLC, 4.90%, 2/1/2046	11,685,000	12,726,879

Biotechnology 1.8%
AbbVie, Inc., 2.30%, 11/21/2022(b)	2,155,000	2,156,688
2.95%, 11/21/2026(b)	13,250,000	13,310,775
4.88%, 11/14/2048	5,140,000	5,963,045
4.25%, 11/21/2049(b)	3,015,000	3,202,959
Amgen, Inc., 3.15%, 2/21/2040	4,550,000	4,533,987

		29,167,454

Building Products 0.6%
Carrier Global Corp., 2.49%, 2/15/2027(b)	4,825,000	4,602,513
2.72%, 2/15/2030(b)	3,605,000	3,321,766
Cornerstone Building Brands, Inc., 8.00%, 4/15/2026(b)(d)	98,000	84,280
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	100,000	88,000
4.88%, 12/15/2027(b)	410,000	361,825
Masonite International Corp., 5.75%, 9/15/2026(b)(d)	390,000	382,200
5.38%, 2/1/2028(b)	100,000	98,280
Votorantim Cimentos International SA,
Reg. S, 7.25%, 4/5/2041	200,000	201,252

		9,140,116

Capital Markets 2.5%
Bank of New York Mellon Corp. (The),
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(e)(f)	1,395,000	1,258,987
Credit Suisse Group AG,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(b)(e)(f)	1,600,000	1,404,320
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 5.10%, 1/24/2030(b)(d)(e)(f)	1,705,000	1,317,112
Goldman Sachs Group, Inc. (The),
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.62%), 5.50%, 8/10/2024(e)(f)	1,598,000	1,535,854
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(e)(f)	1,144,000	1,018,160
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(f)	2,250,000	2,286,632
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026(d)(e)(f)	1,050,000	1,018,500
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(f)	2,445,000	2,525,235
Huarong Finance 2017 Co. Ltd.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 1/24/2022(e)(f)	400,000	385,992

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets (continued)
LPL Holdings, Inc., 5.75%, 9/15/2025(b)	$515,000	$494,400
4.63%, 11/15/2027(b)	140,000	128,047
Morgan Stanley, 3.63%, 1/20/2027	4,100,000	4,386,642
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(f)	2,770,000	2,918,145
(SOFR + 1.14%), 2.70%, 1/22/2031(f)	7,410,000	7,244,893
State Street Corp.,
(SOFR + 0.94%), 2.35%, 11/1/2025(f)	10,535,000	10,308,960
UBS Group AG,
Reg. S, (USD Swap Semi 5 Year + 4.59%), 6.87%, 8/07/2025(e)(f)	2,205,000	2,091,994

		40,323,873

Chemicals 0.1%
CF Industries, Inc., 5.38%, 3/15/2044	45,000	42,864
CNAC HK Finbridge Co. Ltd.,
Reg. S, 3.38%, 6/19/2024	400,000	390,582
Reg. S, 5.13%, 3/14/2028	400,000	436,059
NOVA Chemicals Corp., 5.25%, 6/1/2027(b)	123,000	103,627
PQ Corp., 6.75%, 11/15/2022(b)	25,000	25,126
Sasol Financing USA LLC, 5.88%, 3/27/2024	400,000	167,924
6.50%, 9/27/2028	200,000	81,998
Starfruit Finco BV, 8.00%, 10/1/2026(b)	565,000	536,270
Trinseo Materials Operating SCA, 5.38%, 9/1/2025(b)(d)	90,000	75,825
Tronox Finance plc, 5.75%, 10/1/2025(b)	95,000	84,787
Tronox, Inc., 6.50%, 4/15/2026(b)(d)	415,000	373,500

		2,318,562

Commercial Services & Supplies 0.3%
APX Group, Inc., 7.88%, 12/1/2022	38,000	35,733
7.63%, 9/1/2023	270,000	208,578
6.75%, 2/15/2027(b)	255,000	211,650
Aramark Services, Inc., 5.00%, 2/1/2028(b)(d)	135,000	125,634
Garda World Security Corp., 8.75%, 5/15/2025(b)	325,000	299,000
9.50%, 11/1/2027(b)	109,000	97,435
Harsco Corp., 5.75%, 7/31/2027(b)(d)	530,000	490,430
IAA, Inc., 5.50%, 6/15/2027(b)	450,000	435,375
KAR Auction Services, Inc., 5.13%, 6/1/2025(b)(d)	735,000	701,925
Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/2025(b)(d)	415,000	384,913
Nielsen Finance LLC, 5.00%, 4/15/2022(b)	75,000	69,136
Prime Security Services Borrower LLC, 5.75%, 4/15/2026(b)	980,000	960,400
6.25%, 1/15/2028(b)(d)	310,000	267,375

		4,287,584

Communications Equipment 0.1%
CommScope Technologies LLC, 6.00%, 6/15/2025(b)	360,000	329,472
5.00%, 3/15/2027(b)(d)	675,000	585,562
CommScope, Inc., 6.00%, 3/1/2026(b)	80,000	79,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Value

Communications Equipment (continued)
CommScope, Inc., (continued) 8.25%, 3/1/2027(b)(d)	$280,000	$269,892

		1,264,806

Construction & Engineering 0.1%
China Minmetals Corp.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(e)(f)	844,000	818,633
Dianjian Haiyu Ltd.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 4.30%, 6/20/2024(e)(f)	250,000	242,812
IHS Netherlands Holdco BV, 8.00%, 9/18/2027(b)	200,000	164,040
Mexico City Airport Trust, 5.50%, 7/31/2047(b)	200,000	162,978

		1,388,463

Consumer Finance 0.9%
American Express Co., 3.70%, 11/5/2021	4,125,000	4,220,309
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027(b)	6,305,000	4,944,586
Capital One Financial Corp., 3.20%, 1/30/2023	2,295,000	2,268,404
Discover Financial Services,
Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027(d)(e)(f)	2,100,000	1,680,000
Ford Motor Credit Co. LLC, 3.34%, 3/18/2021	10,000	9,598
5.88%, 8/2/2021	230,000	225,400
4.39%, 1/8/2026	185,000	161,875
5.11%, 5/3/2029	200,000	173,375
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024(b)(g)	305,000	196,420

		13,879,967

Containers & Packaging 0.1%
ARD Finance SA, 6.50%, 6/30/2027(b)(g)	355,000	304,910
Ball Corp., 4.00%, 11/15/2023	60,000	60,450
5.25%, 7/1/2025(d)	10,000	10,873
Berry Global, Inc., 5.13%, 7/15/2023(d)	125,000	125,275
4.50%, 2/15/2026(b)(d)	110,000	106,150
5.63%, 7/15/2027(b)	285,000	294,439
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/2024(b)(d)	165,000	151,800
7.25%, 4/15/2025(b)(d)	205,000	162,975
Trident TPI Holdings, Inc., 9.25%, 8/1/2024(b)	235,000	195,050

		1,411,922

Distributors 0.1%
Core & Main LP, 6.13%, 8/15/2025(b)(d)	105,000	97,650
Performance Food Group, Inc., 5.50%, 10/15/2027(b)(d)	255,000	236,513
Resideo Funding, Inc., 6.13%, 11/1/2026(b)(d)	340,000	296,650
Univar Solutions USA, Inc., 5.13%, 12/1/2027(b)	485,000	441,350

		1,072,163

Diversified Consumer Services 0.0%†
frontdoor, Inc., 6.75%, 8/15/2026(b)(d)	260,000	248,950

Corporate Bonds (continued)

	Principal Amount	Value

Diversified Financial Services 0.2%
Charming Light Investments Ltd.,
Reg. S, 4.38%, 12/21/2027	$400,000	$434,876
CSN Islands XI Corp., 6.75%, 1/28/2028(b)	219,000	140,267
Gazprom PJSC, 5.15%, 2/11/2026(b)	391,000	408,403
Gtlk Europe Capital DAC,
Reg. S, 4.95%, 2/18/2026	273,000	248,430
Reg. S, 4.65%, 3/10/2027	200,000	173,000
MDGH - GMTN BV, 3.70%, 11/7/2049(b)	200,000	185,000
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(b)(d)	785,000	682,997
Power Finance Corp. Ltd., 3.95%, 4/23/2030(b)	200,000	168,097

		2,441,070

Diversified Telecommunication Services 1.6%
Altice France SA, 7.38%, 5/1/2026(b)(d)	405,000	402,023
8.13%, 2/1/2027(b)(d)	355,000	370,087
5.50%, 1/15/2028(b)(d)	315,000	294,935
AT&T, Inc., 4.35%, 3/1/2029	3,030,000	3,269,052
4.90%, 8/15/2037	3,190,000	3,554,089
5.35%, 9/1/2040	2,434,000	2,808,417
5.55%, 8/15/2041	3,805,000	4,327,919
4.35%, 6/15/2045	2,450,000	2,587,306
4.50%, 3/9/2048	2,930,000	3,172,969
CCO Holdings LLC, 5.25%, 9/30/2022(d)	210,000	206,325
5.13%, 5/1/2023(b)	215,000	217,150
5.88%, 4/1/2024(b)	100,000	102,500
5.75%, 2/15/2026(b)	460,000	465,819
5.00%, 2/1/2028(b)	190,000	190,475
4.75%, 3/1/2030(b)	55,000	54,725
4.50%, 8/15/2030(b)	525,000	514,500
4.50%, 5/1/2032(b)	280,000	273,056
Front Range BidCo, Inc., 6.13%, 3/1/2028(b)(d)	150,000	142,500
Frontier Communications Corp., 8.00%, 4/1/2027(b)	945,000	932,035
Intelsat Jackson Holdings SA, 5.50%, 8/1/2023	345,000	225,975
Level 3 Financing, Inc., 5.38%, 8/15/2022	46,000	46,230
5.13%, 5/1/2023	190,000	186,673
5.38%, 1/15/2024(d)	60,000	60,000
4.63%, 9/15/2027(b)	235,000	233,567
Sprint Capital Corp., 6.88%, 11/15/2028	120,000	137,064
8.75%, 3/15/2032	345,000	456,263
Verizon Communications, Inc., 3.15%, 3/22/2030	1,155,000	1,244,112

		26,475,766

Electric Utilities 1.5%
ABY Transmision Sur SA, 6.88%, 4/30/2043(b)	195,900	251,489
Adani Electricity Mumbai Ltd., 3.95%, 2/12/2030(b)	200,000	163,973
Comision Federal de Electricidad,
Reg. S, 4.75%, 2/23/2027	200,000	185,000
Commonwealth Edison Co., 4.00%, 3/1/2049	5,440,000	6,049,135
Duke Energy Corp.,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%, 9/16/2024(d)(e)(f)	1,650,000	1,386,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Electric Utilities (continued)
Duke Energy Indiana LLC,
Series YYY, 3.25%, 10/1/2049	$3,750,000	$3,735,766
Empresa de Transmision Electrica SA, 5.13%, 5/2/2049(b)	400,000	400,004
Entergy Arkansas LLC, 4.20%, 4/1/2049	5,300,000	6,009,559
Eskom Holdings SOC Ltd.,
Reg. S, 6.75%, 8/6/2023	200,000	148,600
7.13%, 2/11/2025(b)	200,000	143,861
Evergy, Inc., 2.45%, 9/15/2024	4,555,000	4,468,433
NRG Energy, Inc., 6.63%, 1/15/2027	400,000	416,000
5.25%, 6/15/2029(b)	30,000	30,900
Perusahaan Listrik Negara PT,
Reg. S, 5.25%, 10/24/2042	200,000	196,000
Vistra Operations Co. LLC, 5.50%, 9/1/2026(b)	135,000	139,050
5.63%, 2/15/2027(b)	220,000	226,875
5.00%, 7/31/2027(b)	215,000	218,225

		24,168,870

Electrical Equipment 0.0%†
EnerSys, 4.38%, 12/15/2027(b)	385,000	361,900

Energy Equipment & Services 0.0%†
Archrock Partners LP, 6.25%, 4/1/2028(b)	155,000	106,950
Precision Drilling Corp., 7.75%, 12/15/2023	95,000	38,000
5.25%, 11/15/2024(d)	105,000	36,750
7.13%, 1/15/2026(b)(d)	75,000	24,750
Transocean Pontus Ltd., 6.13%, 8/1/2025(b)	50,100	40,581

		247,031

Entertainment 0.4%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027(b)(d)	470,000	418,300
Netflix, Inc., 5.38%, 2/1/2021(d)	65,000	65,487
4.88%, 4/15/2028(d)	190,000	195,700
5.88%, 11/15/2028	60,000	64,110
6.38%, 5/15/2029(d)	310,000	337,807
5.38%, 11/15/2029(b)(d)	215,000	223,095
Walt Disney Co. (The), 4.70%, 3/23/2050	4,190,000	5,475,313

		6,779,812

Equity Real Estate Investment Trusts (REITs) 1.2%
Crown Castle International Corp., 3.30%, 7/1/2030	4,500,000	4,463,055
ESH Hospitality, Inc., 5.25%, 5/1/2025(b)	275,000	231,000
Essex Portfolio LP, 2.65%, 3/15/2032	5,970,000	5,296,925
Iron Mountain US Holdings, Inc., 5.38%, 6/1/2026(b)(d)	105,000	106,050
Iron Mountain, Inc., 4.88%, 9/15/2027(b)(d)	285,000	276,450
5.25%, 3/15/2028(b)(d)	785,000	775,423
4.88%, 9/15/2029(b)	110,000	103,332
MPT Operating Partnership LP, 6.38%, 3/1/2024(d)	235,000	235,000
5.50%, 5/1/2024	170,000	165,325
5.25%, 8/1/2026	100,000	98,106
Ryman Hospitality Properties, Inc., 4.75%, 10/15/2027(b)	120,000	90,000

Corporate Bonds (continued)
	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group LP, 6.00%, 4/15/2023(b)	$145,000	$131,950
7.88%, 2/15/2025(b)	610,000	560,822
Ventas Realty LP, 3.50%, 4/15/2024	6,255,000	6,109,053
VICI Properties LP, 4.63%, 12/1/2029(b)	65,000	59,305

		18,701,796

Food & Staples Retailing 1.7%
Cencosud SA, 4.38%, 7/17/2027(b)	260,000	213,068
Reg. S, 4.38%, 7/17/2027	200,000	163,898
Walmart, Inc., 3.40%, 6/26/2023	9,695,000	10,282,050
2.85%, 7/8/2024	10,930,000	11,490,546
3.70%, 6/26/2028	3,310,000	3,714,617
4.05%, 6/29/2048	1,165,000	1,453,548

		27,317,727

Food Products 0.7%
Kraft Heinz Foods Co., 3.75%, 4/1/2030(b)(d)	5,710,000	5,427,327
4.88%, 10/1/2049(b)	5,135,000	4,669,072
Post Holdings, Inc., 5.75%, 3/1/2027(b)(d)	100,000	102,471
5.63%, 1/15/2028(b)	505,000	512,575
4.63%, 4/15/2030(b)(d)	140,000	134,050

		10,845,495

Health Care Equipment & Supplies 0.5%
DH Europe Finance II Sarl, 2.60%, 11/15/2029	4,280,000	4,156,631
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022(b)	97,000	91,665
7.25%, 2/1/2028(b)(d)	250,000	214,975
Zimmer Biomet Holdings, Inc., 3.05%, 1/15/2026	2,085,000	2,046,525
3.55%, 3/20/2030(d)	2,085,000	2,077,165

		8,586,961

Health Care Providers & Services 1.8%
Cigna Corp., 3.75%, 7/15/2023	9,859,000	10,136,326
2.40%, 3/15/2030	3,960,000	3,750,653
Community Health Systems, Inc., 8.63%, 1/15/2024(b)	55,000	54,295
8.13%, 6/30/2024(b)(d)	95,000	65,824
6.63%, 2/15/2025(b)	115,000	106,375
CVS Health Corp., 4.00%, 12/5/2023	1,990,000	2,097,473
3.00%, 8/15/2026	3,120,000	3,156,953
5.05%, 3/25/2048	3,005,000	3,433,297
Envision Healthcare Corp., 8.75%, 10/15/2026(b)(d)	310,000	75,950
HCA, Inc., 7.69%, 6/15/2025(d)	155,000	159,650
5.38%, 9/1/2026(d)	290,000	298,700
5.63%, 9/1/2028	145,000	151,772
5.88%, 2/1/2029	280,000	296,100
3.50%, 9/1/2030(d)	30,000	27,216
Polaris Intermediate Corp., 8.50%, 12/1/2022(b)(d)(g)	110,000	85,250
Select Medical Corp., 6.25%, 8/15/2026(b)	180,000	180,000
Tenet Healthcare Corp., 8.13%, 4/1/2022	25,000	23,812
6.75%, 6/15/2023	220,000	202,950
7.00%, 8/1/2025	135,000	117,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc., 3.88%, 8/15/2059	$4,480,000	$4,923,221
Vizient, Inc., 6.25%, 5/15/2027(b)	135,000	131,681
West Street Merger Sub, Inc., 6.38%, 9/1/2025(b)	450,000	392,265

		29,867,213

Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 4.25%, 5/15/2024(b)	340,000	339,147
5.00%, 10/15/2025(b)	265,000	253,072
Boyd Gaming Corp., 6.38%, 4/1/2026(d)	320,000	276,800
4.75%, 12/1/2027(b)	50,000	41,250
Cedar Fair LP, 5.38%, 4/15/2027(d)	145,000	124,700
5.25%, 7/15/2029(b)(d)	295,000	249,275
Churchill Downs, Inc., 5.50%, 4/1/2027(b)	355,000	334,648
Hilton Worldwide Finance LLC, 4.63%, 4/1/2025	15,000	13,950
Scientific Games International, Inc., 7.00%, 5/15/2028(b)(d)	265,000	162,975
Six Flags Entertainment Corp., 5.50%, 4/15/2027(b)(d)	425,000	358,062
Wynn Las Vegas LLC, 5.50%, 3/1/2025(b)	10,000	9,300
Yum! Brands, Inc., 7.75%, 4/1/2025(b)	50,000	52,500

		2,215,679

Household Durables 0.0%†
Shea Homes LP, 4.75%, 2/15/2028(b)	85,000	72,569
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027(b)	170,000	157,891
5.75%, 1/15/2028(b)	395,000	352,701

		583,161

Household Products 0.1%
Energizer Holdings, Inc., 5.50%, 6/15/2025(b)	70,000	67,900
6.38%, 7/15/2026(b)(d)	335,000	338,350
7.75%, 1/15/2027(b)(d)	630,000	651,231
Spectrum Brands, Inc., 5.75%, 7/15/2025	250,000	233,750

		1,291,231

Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp., 5.50%, 2/1/2024	30,000	28,500
5.75%, 1/15/2025	305,000	282,125
4.50%, 2/15/2028(b)	415,000	402,239
5.13%, 3/15/2028(b)(d)	250,000	230,000
Talen Energy Supply LLC, 6.50%, 6/1/2025	85,000	55,020
10.50%, 1/15/2026(b)(d)	235,000	169,200
7.25%, 5/15/2027(b)	200,000	180,740
6.63%, 1/15/2028(b)(d)	70,000	58,800
Vistra Energy Corp., 5.88%, 6/1/2023(d)	250,000	249,375

		1,655,999

Industrial Conglomerates 0.3%
General Electric Co., 5.88%, 1/14/2038	4,605,000	5,305,694

Corporate Bonds (continued)
	Principal Amount	Value

Insurance 0.5%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027(b)(d)	$320,000	$299,648
AmWINS Group, Inc., 7.75%, 7/1/2026(b)(d)	85,000	83,300
AssuredPartners, Inc., 7.00%, 8/15/2025(b)	340,000	306,000
Berkshire Hathaway Finance Corp., 4.20%, 8/15/2048	4,135,000	4,855,332
GTCR AP Finance, Inc., 8.00%, 5/15/2027(b)	165,000	151,800
HUB International Ltd., 7.00%, 5/1/2026(b)	820,000	811,800
Prudential Financial, Inc.,
(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044(f)	1,720,000	1,507,597

		8,015,477

Interactive Media & Services 0.0%†
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)(d)	760,000	682,100

IT Services 1.3%
Fiserv, Inc., 2.75%, 7/1/2024	6,650,000	6,675,289
4.40%, 7/1/2049	3,632,000	3,843,652
International Business Machines Corp., 2.85%, 5/13/2022	7,235,000	7,419,751
3.30%, 5/15/2026	2,735,000	2,922,871
Presidio Holdings, Inc., 4.88%, 2/1/2027(b)	95,000	85,025
8.25%, 2/1/2028(b)	265,000	233,532
Science Applications International Corp., 4.88%, 4/1/2028(b)	65,000	62,400
Tempo Acquisition LLC, 6.75%, 6/1/2025(b)	150,000	137,259

		21,379,779

Life Sciences Tools & Services 0.0%†
Avantor, Inc., 9.00%, 10/1/2025(b)(d)	575,000	605,303

Machinery 0.1%
Amsted Industries, Inc., 4.63%, 5/15/2030(b)	115,000	102,637
Granite US Holdings Corp., 11.00%, 10/1/2027(b)	200,000	171,583
Terex Corp., 5.63%, 2/1/2025(b)	600,000	564,060

		838,280

Media 2.3%
Altice Financing SA, 5.00%, 1/15/2028(b)(d)	210,000	185,850
Charter Communications Operating LLC, 4.46%, 7/23/2022	3,975,000	4,123,061
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/2027(b)(d)	314,000	297,122
Comcast Corp., 2.35%, 1/15/2027	8,010,000	7,953,913
3.30%, 2/1/2027	2,805,000	2,965,817
4.95%, 10/15/2058	4,550,000	6,158,279
CSC Holdings LLC, 7.75%, 7/15/2025(b)	290,000	301,600
6.63%, 10/15/2025(b)(d)	200,000	210,262
10.88%, 10/15/2025(b)	266,000	287,613
5.50%, 5/15/2026(b)(d)	245,000	253,416
5.50%, 4/15/2027(b)	210,000	217,329
7.50%, 4/1/2028(b)	220,000	234,392

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Media (continued)
CSC Holdings LLC, (continued) 6.50%, 2/1/2029(b)	$200,000	$215,698
5.75%, 1/15/2030(b)(d)	200,000	201,692
Fox Corp., 5.58%, 1/25/2049(b)	5,325,000	6,368,590
iHeartCommunications, Inc., 6.38%, 5/1/2026	265,000	250,758
5.25%, 8/15/2027(b)	110,000	96,250
Nexstar Broadcasting, Inc., 5.63%, 7/15/2027(b)	540,000	527,850
Outfront Media Capital LLC, 5.00%, 8/15/2027(b)	261,000	240,120
Sirius XM Radio, Inc., 3.88%, 8/1/2022(b)(d)	45,000	44,831
4.63%, 5/15/2023(b)	120,000	118,799
4.63%, 7/15/2024(b)	225,000	228,359
5.38%, 7/15/2026(b)	65,000	66,294
5.00%, 8/1/2027(b)	130,000	131,937
5.50%, 7/1/2029(b)	680,000	693,600
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028(b)	200,000	186,000
ViacomCBS, Inc., 4.95%, 1/15/2031	4,275,000	4,207,599

		36,767,031

Metals & Mining 0.2%
Arconic Corp., 6.13%, 2/15/2028(b)	55,000	56,238
Big River Steel LLC, 7.25%, 9/1/2025(b)	341,000	310,310
Chinalco Capital Holdings Ltd.,
Reg. S, 4.25%, 4/21/2022	200,000	194,035
Corp. Nacional del Cobre de Chile, 3.15%, 1/14/2030(b)	260,000	240,370
Reg. S, 5.63%, 9/21/2035	100,000	110,726
CSN Resources SA, 7.63%, 4/17/2026(b)	418,000	272,222
First Quantum Minerals Ltd., 7.25%, 4/1/2023(b)	200,000	168,375
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	29,000	28,021
5.00%, 9/1/2027(d)	135,000	125,341
4.13%, 3/1/2028(d)	70,000	61,075
5.25%, 9/1/2029(d)	245,000	230,864
4.25%, 3/1/2030	70,000	60,900
5.40%, 11/14/2034	15,000	13,875
5.45%, 3/15/2043	90,000	80,550
Hudbay Minerals, Inc., 7.63%, 1/15/2025(b)(d)	401,000	348,870
Minera Mexico SA de CV, 4.50%, 1/26/2050(b)	200,000	167,500
Minmetals Bounteous Finance BVI Ltd.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.21%), 3.38%, 9/03/2024(e)(f)	205,000	193,208
Nexa Resources SA, 5.38%, 5/4/2027(b)	318,000	245,817
Novelis Corp., 5.88%, 9/30/2026(b)(d)	140,000	137,391
4.75%, 1/30/2030(b)	465,000	413,850

		3,459,538

Multi-Utilities 0.6%
Berkshire Hathaway Energy Co., 3.70%, 7/15/2030(b)	1,640,000	1,757,862
4.25%, 10/15/2050(b)	1,190,000	1,347,600
Consolidated Edison Co. of New York, Inc.,
Series 20B, 3.95%, 4/1/2050	1,415,000	1,487,345

Corporate Bonds (continued)
	Principal Amount	Value

Multi-Utilities (continued)
Dominion Energy, Inc.,
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024(d)(e)(f)	$2,290,000	$2,049,550
4.25%, 6/1/2028	2,925,000	3,056,597

		9,698,954

Oil, Gas & Consumable Fuels 3.8%
Abu Dhabi Crude Oil Pipeline LLC,
Reg. S, 4.60%, 11/2/2047	550,000	547,800
4.60%, 11/2/2047(b)	200,000	199,200
Antero Midstream Partners LP, 5.38%, 9/15/2024(d)	310,000	215,357
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022(b)	70,000	40,950
7.00%, 11/1/2026(b)(d)	350,000	97,270
Bruin E&P Partners LLC, 8.88%, 8/1/2023(b)	220,000	15,400
Buckeye Partners LP, 4.15%, 7/1/2023	30,000	25,950
4.13%, 3/1/2025(b)	135,000	113,805
3.95%, 12/1/2026	335,000	274,599
4.13%, 12/1/2027	235,000	192,630
4.50%, 3/1/2028(b)(d)	135,000	110,700
5.85%, 11/15/2043	120,000	80,364
Centennial Resource Production LLC, 6.88%, 4/1/2027(b)(d)	240,000	58,800
Cheniere Energy Partners LP, 5.25%, 10/1/2025(d)	970,000	892,400
4.50%, 10/1/2029(b)	510,000	443,700
Comstock Resources, Inc., 9.75%, 8/15/2026(d)	65,000	46,300
CrownRock LP, 5.63%, 10/15/2025(b)(d)	435,000	226,200
DCP Midstream Operating LP, 3.88%, 3/15/2023	45,000	35,986
5.38%, 7/15/2025	65,000	44,382
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043(b)(d)(f)	365,000	175,200
5.60%, 4/1/2044	335,000	148,298
Empresa Nacional del Petroleo,
Reg. S, 4.50%, 9/14/2047	200,000	158,363
Energy Transfer Operating LP, 2.90%, 5/15/2025	3,005,000	2,512,723
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(e)(f)	3,000,000	1,485,000
4.95%, 6/15/2028(d)	4,070,000	3,366,539
3.75%, 5/15/2030	4,285,000	3,301,986
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(e)(f)	1,000,000	601,830
5.80%, 6/15/2038	2,655,000	2,301,385
6.25%, 4/15/2049	2,135,000	1,829,627
Energy Transfer Partners LP, 4.50%, 11/1/2023	4,100,000	3,686,385
Enterprise Products Operating LLC, 4.25%, 2/15/2048	5,440,000	5,049,594
4.20%, 1/31/2050	20,000	19,081
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(f)	3,500,000	2,397,500
EQM Midstream Partners LP, 4.75%, 7/15/2023	270,000	195,399
4.00%, 8/1/2024	90,000	62,793
4.13%, 12/1/2026	180,000	102,825
5.50%, 7/15/2028	275,000	152,817
Exxon Mobil Corp., 4.33%, 3/19/2050	3,200,000	3,916,741
Genesis Energy LP, 6.50%, 10/1/2025	115,000	83,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP, (continued) 6.25%, 5/15/2026	$130,000	$91,000
Global Partners LP, 7.00%, 8/1/2027	120,000	90,000
Hilcorp Energy I LP, 5.75%, 10/1/2025(b)(d)	125,000	57,500
6.25%, 11/1/2028(b)(d)	210,000	92,400
KazMunayGas National Co. JSC,
Reg. S, 5.38%, 4/24/2030	1,200,000	1,176,000
5.38%, 4/24/2030(b)	499,000	489,020
5.75%, 4/19/2047(b)	200,000	198,363
Reg. S, 5.75%, 4/19/2047	200,000	198,363
Kinder Morgan, Inc., 5.55%, 6/1/2045	2,170,000	2,211,728
Matador Resources Co., 5.88%, 9/15/2026	345,000	101,085
MPLX LP, 4.50%, 4/15/2038	6,740,000	5,262,892
4.70%, 4/15/2048	100,000	77,402
MSU Energy SA, 6.88%, 2/1/2025(b)	150,000	57,752
Occidental Petroleum Corp., 2.90%, 8/15/2024	4,795,000	2,624,424
Oil and Gas Holding Co. BSCC (The),
Reg. S, 7.50%, 10/25/2027	630,000	541,321
Parsley Energy LLC, 5.63%, 10/15/2027(b)	115,000	81,075
4.13%, 2/15/2028(b)	60,000	40,800
PDC Energy, Inc., 5.75%, 5/15/2026(d)	240,000	134,400
Peru LNG Srl, 5.38%, 3/22/2030(b)	200,000	120,000
Petrobras Global Finance BV,
Reg. S, 5.09%, 1/15/2030	31,000	28,133
6.90%, 3/19/2049	329,000	319,541
Petroleos de Venezuela SA,
Reg. S, 6.00%, 5/16/2024(h)	322,820	19,369
Reg. S, 6.00%, 11/15/2026(h)	830,693	49,842
Reg. S, 5.38%, 4/12/2027(h)	789,800	47,388
Petroleos del Peru SA, 4.75%, 6/19/2032(b)	200,000	182,002
4.75%, 6/19/2032(b)	200,000	182,002
Petroleos Mexicanos, 5.35%, 2/12/2028	690,000	481,282
6.50%, 1/23/2029	52,000	37,570
6.84%, 1/23/2030(b)	83,000	60,052
5.95%, 1/28/2031(b)	140,000	97,093
6.75%, 9/21/2047	382,000	248,835
6.35%, 2/12/2048	474,000	296,250
7.69%, 1/23/2050(b)	116,000	80,040
6.95%, 1/28/2060(b)	131,000	87,770
Plains All American Pipeline LP, 3.55%, 12/15/2029	2,125,000	1,450,304
Range Resources Corp., 4.88%, 5/15/2025	160,000	95,200
9.25%, 2/1/2026(b)(d)	185,000	111,000
Saudi Arabian Oil Co.,
Reg. S, 4.25%, 4/16/2039	950,000	940,584
4.25%, 4/16/2039(b)	200,000	198,018
SM Energy Co., 6.63%, 1/15/2027(d)	130,000	37,838
Southern Gas Corridor CJSC,
Reg. S, 6.88%, 3/24/2026	2,000,000	2,035,000
6.88%, 3/24/2026(b)	206,000	209,605
State Oil Co. of the Azerbaijan Republic,
Reg. S, 4.75%, 3/13/2023	500,000	485,500
Summit Midstream Holdings LLC, 5.50%, 8/15/2022	45,000	8,100
5.75%, 4/15/2025	325,000	35,750

Corporate Bonds (continued)
	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP, 4.75%, 10/1/2023(b)(d)	$60,000	$37,800
6.00%, 3/1/2027(b)	140,000	74,200
5.50%, 1/15/2028(b)	140,000	72,800
Targa Resources Partners LP, 4.25%, 11/15/2023	135,000	116,195
6.75%, 3/15/2024	164,000	144,320
5.13%, 2/1/2025	125,000	106,550
5.38%, 2/1/2027	33,000	27,159
6.50%, 7/15/2027	160,000	136,400
5.50%, 3/1/2030(b)	495,000	382,338
Transcanada Trust,
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(d)(f)	2,515,000	1,967,988
Tullow Oil plc, 7.00%, 3/1/2025(b)	200,000	50,000
Williams Cos., Inc. (The), 4.50%, 11/15/2023	2,000,000	1,878,958
5.10%, 9/15/2045	10,000	9,373
WPX Energy, Inc., 5.25%, 9/15/2024	125,000	76,250
5.75%, 6/1/2026(d)	365,000	208,050

		61,966,975

Paper & Forest Products 0.0%†
Suzano Austria GmbH, 6.00%, 1/15/2029	200,000	186,750

Pharmaceuticals 1.0%
AstraZeneca plc, 2.38%, 6/12/2022	6,205,000	6,252,465
Bausch Health Americas, Inc., 8.50%, 1/31/2027(b)	145,000	151,525
Bausch Health Cos., Inc., 6.50%, 3/15/2022(b)	105,000	106,050
5.50%, 3/1/2023(b)	4,000	3,920
7.00%, 3/15/2024(b)(d)	120,000	122,249
6.13%, 4/15/2025(b)	625,000	615,625
5.50%, 11/1/2025(b)	220,000	222,266
5.75%, 8/15/2027(b)(d)	40,000	41,184
Mylan, Inc., 4.55%, 4/15/2028	5,310,000	5,193,762
Pfizer, Inc., 2.63%, 4/1/2030	2,890,000	3,038,732

		15,747,778

Professional Services 0.1%
ASGN, Inc., 4.63%, 5/15/2028(b)	845,000	784,920
Korn Ferry, 4.63%, 12/15/2027(b)	145,000	125,969

		910,889

Real Estate Management & Development 0.0%†
Realogy Group LLC, 4.88%, 6/1/2023(b)(d)	100,000	84,000
9.38%, 4/1/2027(b)(d)	275,000	231,767

		315,767

Road & Rail 0.1%
AerCap Global Aviation Trust,
(ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045(b)(d)(f)	229,000	189,783
Avis Budget Car Rental LLC, 5.25%, 3/15/2025(b)	150,000	117,765
5.75%, 7/15/2027(b)(d)	510,000	405,501
Hertz Corp. (The), 7.13%, 8/1/2026(b)(d)	225,000	119,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Road & Rail (continued)
Hertz Corp. (The), (continued) 6.00%, 1/15/2028(b)(d)	$835,000	$438,375

		1,270,609

Semiconductors & Semiconductor Equipment 0.9%
Amkor Technology, Inc., 6.63%, 9/15/2027(b)(d)	445,000	418,300
KLA Corp., 3.30%, 3/1/2050(d)	4,475,000	4,192,532
Microchip Technology, Inc., 3.92%, 6/1/2021	7,425,000	7,234,811
NVIDIA Corp., 3.50%, 4/1/2050	2,830,000	3,077,148

		14,922,791

Software 0.7%
Granite Merger Sub 2, Inc., 11.00%, 7/15/2027(b)	25,000	24,625
j2 Cloud Services LLC, 6.00%, 7/15/2025(b)	475,000	471,433
Oracle Corp., 4.00%, 7/15/2046	2,570,000	2,867,100
3.60%, 4/1/2050	3,675,000	3,675,093
3.85%, 4/1/2060	3,380,000	3,401,870
Solera LLC, 10.50%, 3/1/2024(b)(d)	420,000	411,600
SS&C Technologies, Inc., 5.50%, 9/30/2027(b)	495,000	515,894

		11,367,615

Specialty Retail 0.2%
Asbury Automotive Group, Inc., 4.50%, 3/1/2028(b)	85,000	72,250
4.75%, 3/1/2030(b)(d)	115,000	97,750
Home Depot, Inc. (The), 3.35%, 4/15/2050	1,990,000	2,079,158
L Brands, Inc., 5.25%, 2/1/2028	325,000	248,267
Penske Automotive Group, Inc., 3.75%, 8/15/2020	220,000	213,950
5.75%, 10/1/2022(d)	65,000	60,125
5.50%, 5/15/2026(d)	205,000	187,001
Staples, Inc., 7.50%, 4/15/2026(b)	865,000	764,444
10.75%, 4/15/2027(b)(d)	220,000	168,806

		3,891,751

Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc., 3.35%, 2/9/2027	2,605,000	2,839,332
4.65%, 2/23/2046	1,845,000	2,447,014
2.95%, 9/11/2049(d)	4,550,000	4,840,461
Dell International LLC, 4.42%, 6/15/2021(b)	10,510,000	10,507,690
5.45%, 6/15/2023(b)	5,000,000	5,138,254
6.02%, 6/15/2026(b)	1,845,000	1,904,191
Western Digital Corp., 4.75%, 2/15/2026(d)	465,000	471,975

		28,148,917

Textiles, Apparel & Luxury Goods 0.0%†
William Carter Co. (The), 5.63%, 3/15/2027(b)(d)	385,000	372,488

Tobacco 0.1%
BAT Capital Corp., 5.28%, 4/2/2050	2,005,000	2,009,437

Corporate Bonds (continued)
	Principal Amount	Value

Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc., 4.88%, 11/1/2025(b)(d)	$630,000	$568,575
United Rentals North America, Inc., 5.50%, 5/15/2027	490,000	494,533

		1,063,108

Wireless Telecommunication Services 0.1%
Sprint Corp., 7.88%, 9/15/2023	205,000	225,004
7.13%, 6/15/2024	680,000	746,402
7.63%, 3/1/2026	205,000	232,019
7.25%, 2/1/2028(b)	100,000	100,500
Ypso Finance Bis SA, 6.00%, 2/15/2028(b)(d)	655,000	576,190

		1,880,115

Total Corporate Bonds (cost $623,373,993)		604,601,646

Foreign Government Securities 1.9%
	Principal Amount	Value

ANGOLA 0.0%†
Republic of Angola,
Reg. S, 8.25%, 5/9/2028	200,000	80,562
Reg. S, 9.38%, 5/8/2048	1,000,000	390,000
Reg. S, 9.13%, 11/26/2049	200,000	78,229

		548,791

ARGENTINA 0.1%
Argentine Republic, 8.28%, 12/31/2033	1,780,588	623,224
3.75%, 12/31/2038 (c)	1,840,000	540,960

		1,164,184

ARMENIA 0.0%†
Republic of Armenia,
Reg. S, 3.95%, 9/26/2029	200,000	176,164

BELIZE 0.0%†
Belize Government Bond,
Reg. S, 4.94%, 2/20/2034 (c)	218,000	110,635

BERMUDA 0.0%†
Bermuda Government Bond,
Reg. S, 3.72%, 1/25/2027	200,000	190,500
Reg. S, 4.75%, 2/15/2029	472,000	476,720

		667,220

BRAZIL 0.0%†
Federative Republic of Brazil, 5.63%, 1/7/2041	220,000	225,500
State of Minas Gerais,
Reg. S, 5.33%, 2/15/2028	320,000	320,963

		546,463

COLOMBIA 0.1%
Republic of Colombia, 3.00%, 1/30/2030	208,000	189,800
7.38%, 9/18/2037	132,000	164,340
6.13%, 1/18/2041	290,000	333,320
5.00%, 6/15/2045	410,000	420,250

		1,107,710

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

COSTA RICA 0.1%
Republic of Costa Rica,
Reg. S, 6.13%, 2/19/2031 (d)	$205,000	$173,225
Reg. S, 7.16%, 3/12/2045	700,000	560,000
7.16%, 3/12/2045 (b)	438,000	350,400

		1,083,625

DOMINICAN REPUBLIC 0.1%
Dominican Republic Government Bond,
Reg. S, 6.00%, 7/19/2028	150,000	141,002
Reg. S, 7.45%, 4/30/2044	100,000	97,000
Reg. S, 6.85%, 1/27/2045	400,000	367,000
Reg. S, 6.40%, 6/5/2049	150,000	132,000
Reg. S, 5.88%, 1/30/2060	382,000	319,925

		1,056,927

ECUADOR 0.0%†
Republic of Ecuador,
Reg. S, 7.88%, 1/23/2028	1,100,000	301,642
Reg. S, 9.50%, 3/27/2030	200,000	59,000

		360,642

EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 7.60%, 3/1/2029	200,000	178,921
Reg. S, 7.05%, 1/15/2032	200,000	161,608
Reg. S, 8.50%, 1/31/2047	400,000	326,714
Reg. S, 7.90%, 2/21/2048	430,000	346,069
Reg. S, 8.70%, 3/1/2049	600,000	496,044

		1,509,356

EL SALVADOR 0.0%†
Republic of El Salvador,
Reg. S, 7.75%, 1/24/2023	80,000	77,600
Reg. S, 8.63%, 2/28/2029	62,000	60,140
Reg. S, 7.12%, 1/20/2050	152,000	117,040

		254,780

GABON 0.0%†
Gabonese Republic,
Reg. S, 6.63%, 2/6/2031	205,000	125,836

GHANA 0.0%†
Republic of Ghana,
Reg. S, 10.75%, 10/14/2030	330,000	340,669
Reg. S, 7.88%, 2/11/2035	200,000	140,800
Reg. S, 8.95%, 3/26/2051	200,000	140,086

		621,555

INDONESIA 0.2%
Republic of Indonesia,
Reg. S, 8.50%, 10/12/2035	940,000	1,347,071
Reg. S, 7.75%, 1/17/2038	185,000	255,692
Reg. S, 5.25%, 1/17/2042	840,000	956,839

		2,559,602

ISRAEL 0.0%†
State of Israel Government Bond, 3.38%, 1/15/2050	200,000	194,000
3.88%, 7/3/2050	200,000	200,000

		394,000

Foreign Government Securities (continued)
	Principal Amount	Value

IVORY COAST 0.1%
Republic of Cote d’Ivoire,
Reg. S, 5.75%, 12/31/2032 (c)(d)	$2,565,000	$2,301,446

KENYA 0.0%†
Republic of Kenya,
Reg. S, 8.00%, 5/22/2032	400,000	366,790

LEBANON 0.0%†
Lebanese Republic,
Reg. S, 6.60%, 11/27/2026	185,000	33,300
Reg. S, 6.65%, 2/26/2030	46,000	8,282
8.25%, 5/17/2034	742,000	118,868

		160,450

MEXICO 0.1%
United Mexican States, 5.75%, 10/12/2110	1,052,000	1,090,146

MONGOLIA 0.1%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023 (b)	200,000	167,993
State of Mongolia,
Reg. S, 10.88%, 4/6/2021	200,000	197,000
Reg. S, 8.75%, 3/9/2024	650,000	617,471

		982,464

NIGERIA 0.0%†
Federal Republic of Nigeria, 5.63%, 6/27/2022	200,000	172,500
Reg. S, 7.63%, 11/21/2025	400,000	308,295
Reg. S, 9.25%, 1/21/2049 (d)	370,000	260,385

		741,180

OMAN 0.0%†
Sultanate of Oman Government Bond,
Reg. S, 6.50%, 3/8/2047	200,000	130,532
Reg. S, 6.75%, 1/17/2048	249,000	164,340

		294,872

PANAMA 0.0%†
Republic of Panama, 8.88%, 9/30/2027	400,000	540,504

PARAGUAY 0.0%†
Republic of Paraguay,
Reg. S, 6.10%, 8/11/2044	200,000	210,002

QATAR 0.1%
State of Qatar,
Reg. S, 4.00%, 3/14/2029	209,000	223,479
Reg. S, 4.82%, 3/14/2049	600,000	706,690

		930,169

ROMANIA 0.0%†
Romania Government Bond,
Reg. S, 5.13%, 6/15/2048	290,000	298,700

RUSSIA 0.2%
Russian Federation,
Reg. S, 4.25%, 6/23/2027	1,800,000	1,884,348
Reg. S, 4.38%, 3/21/2029	600,000	640,810

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)
	Principal Amount	Value

RUSSIA (continued)
Russian Federation (continued)
Reg. S, 7.50%, 3/31/2030 (c)	$13,001	$14,659

		2,539,817

SENEGAL 0.0%†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048	400,000	327,392

SOUTH AFRICA 0.1%
Republic of South Africa, 4.67%, 1/17/2024	100,000	93,750
4.85%, 9/30/2029	200,000	163,712
5.88%, 6/22/2030	800,000	696,000
5.75%, 9/30/2049	200,000	145,000

		1,098,462

SRI LANKA 0.1%
Democratic Socialist Republic of Sri Lanka,
Reg. S, 5.88%, 7/25/2022	267,000	176,220
Reg. S, 6.85%, 11/3/2025	617,000	364,019
Reg. S, 6.20%, 5/11/2027	200,000	116,007
Reg. S, 6.75%, 4/18/2028	1,207,000	700,182
Reg. S, 7.85%, 3/14/2029	400,000	232,014

		1,588,442

TURKEY 0.1%
Republic of Turkey, 6.25%, 9/26/2022	200,000	194,752
7.25%, 12/23/2023	450,000	439,875
5.60%, 11/14/2024	224,000	205,527
6.00%, 3/25/2027	520,000	463,582
Turkiye Ihracat Kredi Bankasi A/S,
Reg. S, 5.38%, 2/8/2021	200,000	196,836
5.38%, 10/24/2023 (b)	200,000	176,000
8.25%, 1/24/2024 (b)	200,000	188,514

		1,865,086

UKRAINE 0.2%
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2025	730,000	662,475
Reg. S, 7.75%, 9/1/2026	460,000	422,050
Reg. S, 7.75%, 9/1/2027 (d)	410,000	374,252
Reg. S, 9.75%, 11/1/2028	1,200,000	1,164,648
0.00%, 5/31/2040 (a)(b)	228,000	165,893
Ukreximbank, 9.63%, 4/27/2022 (b)	100,000	92,400

		2,881,718

URUGUAY 0.0%†
Oriental Republic of Uruguay, 4.38%, 1/23/2031	44,000	47,796
5.10%, 6/18/2050	216,000	244,352

		292,148

UZBEKISTAN 0.1%
Republic of Uzbekistan,
Reg. S, 4.75%, 2/20/2024	200,000	195,590
Reg. S, 5.38%, 2/20/2029	600,000	588,600

		784,190

Foreign Government Securities (continued)
	Principal Amount	Value

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela,
Reg. S, 8.25%, 10/13/2024 (h)	$542,900	$48,861

Total Foreign Government Securities (cost $39,430,334)		31,630,329

Mortgage-Backed Securities 33.8%
	Principal Amount	Value

FHLMC Gold Pool
Pool# G13072 5.00%, 4/1/2023	1,725	1,812
Pool# G13122 5.00%, 4/1/2023	753	790
Pool# G13225 5.00%, 6/1/2023	16,360	17,187
Pool# J08443 5.00%, 7/1/2023	6,967	7,318
Pool# A24611 4.50%, 6/1/2034	2,309	2,520
Pool# G08084 4.50%, 10/1/2035	21,290	23,255
Pool# G02379 6.00%, 10/1/2036	3,707	4,261
Pool# G02976 5.50%, 6/1/2037	12,476	14,146
Pool# G08204 5.50%, 6/1/2037	2,077	2,345
Pool# G08210 6.00%, 7/1/2037	28,119	32,319
Pool# A65518 6.00%, 9/1/2037	16,426	18,862
Pool# G03432 5.50%, 11/1/2037	15,593	17,668
Pool# A68546 5.50%, 11/1/2037	10,819	12,223
Pool# G03616 6.00%, 12/1/2037	6,327	7,275
Pool# G03927 5.50%, 1/1/2038	3,895	4,413
Pool# G03964 5.50%, 2/1/2038	24,259	27,506
Pool# A72499 6.00%, 2/1/2038	4,055	4,639
Pool# A75432 5.50%, 3/1/2038	61,282	66,995
Pool# G08256 5.50%, 3/1/2038	3,105	3,519
Pool# G04156 6.00%, 3/1/2038	6,912	7,965
Pool# A76483 5.50%, 4/1/2038	68,457	77,388
Pool# G08263 5.50%, 4/1/2038	3,913	4,433
Pool# A76211 6.00%, 4/1/2038	955	1,074
Pool# A77057 5.50%, 5/1/2038	2,835	3,208
Pool# G04359 5.50%, 6/1/2038	78,898	89,247
Pool# A78624 5.50%, 6/1/2038	38,560	43,603
Pool# G04458 5.50%, 6/1/2038	20,117	22,783
Pool# A77648 5.50%, 6/1/2038	1,508	1,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A78076 6.00%, 6/1/2038	$21,468	$24,023
Pool# A78454 6.00%, 6/1/2038	8,512	9,748
Pool# A79018 5.50%, 7/1/2038	22,715	25,603
Pool# G04471 5.50%, 7/1/2038	22,419	25,400
Pool# A82609 5.50%, 9/1/2038	13,958	15,256
Pool# A82093 5.50%, 9/1/2038	9,557	10,461
Pool# A81743 5.50%, 9/1/2038	2,319	2,535
Pool# G04847 5.50%, 10/1/2038	28,741	32,567
Pool# G05979 5.50%, 10/1/2038	6,275	7,109
Pool# A82703 5.50%, 10/1/2038	3,195	3,501
Pool# A82656 5.50%, 10/1/2038	2,268	2,562
Pool# A82787 5.50%, 11/1/2038	384,577	428,797
Pool# A82757 5.50%, 11/1/2038	88,965	97,234
Pool# A83032 5.50%, 11/1/2038	4,404	4,814
Pool# A83071 5.50%, 11/1/2038	2,180	2,382
Pool# A83066 5.50%, 11/1/2038	780	881
Pool# G05337 5.50%, 12/1/2038	112,207	126,813
Pool# A83596 5.50%, 12/1/2038	21,759	23,799
Pool# G08314 5.50%, 1/1/2039	11,997	13,552
Pool# G08331 4.50%, 2/1/2039	2,659	2,911
Pool# A84417 5.50%, 2/1/2039	17,585	19,248
Pool# G05300 5.50%, 2/1/2039	3,857	4,368
Pool# A84655 4.50%, 3/1/2039	184,957	202,148
Pool# G05841 5.50%, 4/1/2039	5,424	6,144
Pool# A86968 4.50%, 6/1/2039	12,290	13,439
Pool# G05472 4.50%, 6/1/2039	4,838	5,298
Pool# A89385 4.50%, 10/1/2039	5,970	6,536
Pool# G05684 5.50%, 10/1/2039	48,862	55,335
Pool# V80890 5.50%, 12/1/2039	194,802	220,844
Pool# G05813 6.00%, 12/1/2039	12,286	14,157
Pool# G05923 5.50%, 2/1/2040	30,336	34,356
Pool# G06031 5.50%, 3/1/2040	10,730	12,162
Pool# G05849 4.50%, 5/1/2040	344,054	376,729
Pool# A92764 5.50%, 6/1/2040	25,344	28,443

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# C03486 4.50%, 7/1/2040	$3,922	$4,291
Pool# G06412 5.50%, 7/1/2040	557,955	631,714
Pool# C0353 1 4.00%, 10/1/2040	737,282	795,758
Pool# A94833 4.00%, 11/1/2040	2,257,874	2,456,977
Pool# A95230 4.00%, 12/1/2040	839,508	910,610
Pool# A96634 4.50%, 2/1/2041	151,275	165,494
Pool# G08443 4.50%, 4/1/2041	498,366	545,349
Pool# A97942 4.50%, 4/1/2041	149,097	163,165
Pool# Q00876 4.50%, 5/1/2041	682,449	747,238
Pool# Q01198 5.50%, 6/1/2041	29,119	31,892
Pool# G06956 4.50%, 8/1/2041	616,936	674,940
Pool# Z40047 4.00%, 10/1/2041	187,948	202,863
Pool# Q06344 4.00%, 2/1/2042	1,847,384	1,999,236
Pool# G08479 3.50%, 3/1/2042	294,128	315,404
Pool# C03795 3.50%, 4/1/2042	1,017,694	1,091,908
Pool# Q08997 3.50%, 6/1/2042	577,858	619,945
Pool# Q09004 3.50%, 6/1/2042	436,765	468,547
Pool# C04008 4.00%, 6/1/2042	571,983	617,055
Pool# C09004 3.50%, 7/1/2042	675,976	725,915
Pool# G08500 3.50%, 7/1/2042	394,158	422,769
Pool# G07083 4.00%, 7/1/2042	282,297	306,357
Pool# Z40054 4.00%, 7/1/2042	245,513	265,186
Pool# Q09896 3.50%, 8/1/2042	348,853	374,154
Pool# Q11348 3.50%, 9/1/2042	1,225,004	1,314,684
Pool# Q11095 3.50%, 9/1/2042	301,640	323,605
Pool# Q12143 3.50%, 10/1/2042	199,246	213,845
Pool# G07155 4.00%, 10/1/2042	445,435	481,823
Pool# Q13765 4.00%, 12/1/2042	253,297	276,491
Pool# Q17389 3.50%, 4/1/2043	766,807	822,976
Pool# Q16893 3.50%, 4/1/2043	329,025	353,128
Pool# Q18305 3.50%, 5/1/2043	240,886	258,532
Pool# Q19476 3.50%, 6/1/2043	320,747	344,215
Pool# Q19480 4.00%, 6/1/2043	1,503,102	1,621,542
Pool# G07459 3.50%, 8/1/2043	733,396	786,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08541 3.50%, 8/1/2043	$652,040	$699,632
Pool# Q20857 3.50%, 8/1/2043	498,531	536,295
Pool# Q20860 3.50%, 8/1/2043	227,550	244,170
Pool# V80509 4.00%, 10/1/2043	284,399	307,595
Pool# G08558 4.00%, 11/1/2043	127,874	138,266
Pool# G08559 4.50%, 11/1/2043	698,520	764,109
Pool# G08582 4.00%, 4/1/2044	191,992	207,577
Pool# G08583 4.50%, 4/1/2044	259,371	282,836
Pool# Q26367 4.00%, 5/1/2044	132,373	143,310
Pool# G08596 4.50%, 7/1/2044	774,888	844,437
Pool# G07943 4.50%, 8/1/2044	7,122	7,772
Pool# Q29697 3.50%, 11/1/2044	939,392	1,006,114
Pool# Q45219 3.50%, 1/1/2045	1,047,137	1,118,868
Pool# G07961 3.50%, 3/1/2045	708,525	758,107
Pool# G08633 4.00%, 3/1/2045	2,070,280	2,237,976
Pool# Q32070 4.00%, 3/1/2045	621,140	671,300
Pool# G08636 3.50%, 4/1/2045	2,035,978	2,168,759
Pool# Q35164 4.00%, 5/1/2045	666,954	721,291
Pool# Q33869 4.00%, 6/1/2045	423,617	458,083
Pool# G08659 3.50%, 8/1/2045	1,968,888	2,096,183
Pool# V81992 4.00%, 10/1/2045	1,714,772	1,853,907
Pool# Q36814 4.00%, 10/1/2045	1,185,368	1,279,895
Pool# G08672 4.00%, 10/1/2045	897,690	970,239
Pool# G08676 3.50%, 11/1/2045	1,677,697	1,787,552
Pool# G08681 3.50%, 12/1/2045	736,166	784,447
Pool# Q38473 4.00%, 1/1/2046	1,260,563	1,361,644
Pool# Q38470 4.00%, 1/1/2046	632,494	679,781
Pool# V82196 4.50%, 1/1/2046	267,480	291,758
Pool# Q39644 3.50%, 3/1/2046	3,335,828	3,551,756
Pool# G08693 3.50%, 3/1/2046	947,234	1,008,654
Pool# Q39438 4.00%, 3/1/2046	1,058,261	1,142,525
Pool# G08699 4.00%, 3/1/2046	995,625	1,075,168
Pool# G08700 4.50%, 3/1/2046	335,364	364,018
Pool# G08702 3.50%, 4/1/2046	1,376,281	1,464,567

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# Q40718 3.50%, 5/1/2046	$1,193,811	$1,270,387
Pool# Q40375 3.50%, 5/1/2046	552,949	588,681
Pool# G08706 3.50%, 5/1/2046	486,583	517,595
Pool# G08708 4.50%, 5/1/2046	92,929	101,342
Pool# Q40728 4.50%, 5/1/2046	11,400	12,261
Pool# Q45458 4.00%, 8/1/2046	1,966,950	2,125,160
Pool# G08735 4.50%, 10/1/2046	277,605	301,148
Pool# G08744 4.50%, 12/1/2046	986,648	1,076,164
Pool# Q46279 3.50%, 2/1/2047	2,044,704	2,167,238
Pool# Q46251 4.00%, 2/1/2047	858,223	922,309
Pool# G08753 4.50%, 2/1/2047	269,588	293,373
Pool# G08762 4.00%, 5/1/2047	2,764,442	2,964,440
Pool# V83204 4.50%, 5/1/2047	653,301	702,864
Pool# G08767 4.00%, 6/1/2047	3,068,595	3,290,175
Pool# G08768 4.50%, 6/1/2047	647,505	696,457
Pool# G08770 3.50%, 7/1/2047	1,037,509	1,100,583
Pool# G08772 4.50%, 7/1/2047	25,762	27,949
Pool# Q50035 3.50%, 8/1/2047	2,187,962	2,318,893
Pool# G08774 3.50%, 8/1/2047	1,173,344	1,243,422
Pool# G08775 4.00%, 8/1/2047	2,638,983	2,832,980
Pool# G61228 4.00%, 8/1/2047	1,872,841	2,020,163
Pool# G08779 3.50%, 9/1/2047	1,652,722	1,751,824
Pool# Q51268 3.50%, 10/1/2047	2,619,409	2,776,384
Pool# G08785 4.00%, 10/1/2047	2,882,644	3,101,757
Pool# G61631 3.50%, 11/1/2047	3,518,175	3,738,521
Pool# Q52319 3.50%, 11/1/2047	1,769,133	1,879,265
Pool# G61467 4.00%, 11/1/2047	2,626,482	2,811,508
Pool# G08789 4.00%, 11/1/2047	1,809,527	1,944,590
Pool# G61281 3.50%, 1/1/2048	2,279,711	2,418,339
Pool# Q53535 3.50%, 1/1/2048	1,038,694	1,101,661
Pool# G08801 4.00%, 2/1/2048	1,910,069	2,047,836
Pool# Q54463 4.00%, 2/1/2048	1,530,165	1,646,092
Pool# G67710 3.50%, 3/1/2048	2,295,904	2,435,857
Pool# G08805 4.00%, 3/1/2048	757,472	814,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08814 4.00%, 5/1/2048	$1,212,703	$1,291,890
Pool# V84282 4.50%, 6/1/2048	74,839	80,865
Pool# G08824 4.00%, 7/1/2048	548,967	584,991
Pool# G08842 4.00%, 10/1/2048	274,752	292,719
FHLMC UMBS Pool
Pool# ZA6388 4.50%, 2/1/2049	5,996,750	6,446,427
Pool# ZA7141 3.00%, 6/1/2049	2,866,822	3,004,586
Pool# QA0192 3.50%, 6/1/2049	145,909	154,236
Pool# RA1313 3.00%, 8/1/2049	1,912,387	2,005,419
Pool# QA1790 3.00%, 8/1/2049	1,458,410	1,529,845
Pool# SD8016 3.00%, 10/1/2049	2,571,740	2,695,123
Pool# SD8024 3.00%, 11/1/2049	3,192,428	3,345,969
Pool# SD8030 3.00%, 12/1/2049	4,890,229	5,124,586
Pool# QA7325 3.00%, 2/1/2050	3,244,638	3,406,269
Pool# SD8044 3.00%, 2/1/2050	2,505,566	2,626,035
FNMA UMBS Pool
Pool# 745826 6.00%, 7/1/2036	3,022	3,471
Pool# 942052 6.00%, 7/1/2037	8,212	9,426
Pool# 944526 6.00%, 7/1/2037	4,848	5,375
Pool# 899598 6.00%, 7/1/2037	2,654	3,044
Pool# 952276 6.00%, 9/1/2037	58,759	67,199
Pool# 955770 6.00%, 10/1/2037	2,974	3,410
Pool# 959983 6.00%, 11/1/2037	21,774	24,951
Pool# 956411 6.00%, 11/1/2037	8,487	9,444
Pool# 966419 6.00%, 12/1/2037	11,233	12,882
Pool# 929018 6.00%, 12/1/2037	4,363	4,913
Pool# 961348 6.00%, 1/1/2038	35,505	40,798
Pool# 965719 6.00%, 1/1/2038	3,060	3,412
Pool# 961992 6.00%, 3/1/2038	52,698	60,522
Pool# 973726 6.00%, 4/1/2038	23,189	25,899
Pool# 995048 5.50%, 5/1/2038	39,623	44,891
Pool# 970232 5.50%, 5/1/2038	3,219	3,541
Pool# 969268 5.50%, 5/1/2038	1,818	1,986
Pool# 889579 6.00%, 5/1/2038	26,468	30,474
Pool# 889509 6.00%, 5/1/2038	16,890	19,364

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# 985559 5.50%, 6/1/2038	$18,705	$21,125
Pool# 985731 5.50%, 6/1/2038	9,117	10,290
Pool# 929714 5.50%, 7/1/2038	144,642	163,533
Pool# 934333 5.50%, 7/1/2038	40,386	45,654
Pool# 963975 5.50%, 7/1/2038	25,465	28,746
Pool# 986999 5.50%, 7/1/2038	15,204	16,702
Pool# 929737 5.50%, 7/1/2038	877	992
Pool# 889962 5.50%, 8/1/2038	90,613	102,369
Pool# 929824 5.50%, 8/1/2038	17,401	19,663
Pool# 986062 5.50%, 8/1/2038	3,428	3,875
Pool# 925973 6.00%, 8/1/2038	5,360	5,946
Pool# 970650 5.50%, 10/1/2038	30,948	34,993
Pool# 992035 6.00%, 10/1/2038	5,187	5,781
Pool# 991002 6.00%, 10/1/2038	1,567	1,740
Pool# 995759 5.50%, 11/1/2038	159,564	180,905
Pool# 994637 5.50%, 11/1/2038	114,612	129,591
Pool# 985805 5.50%, 11/1/2038	50,749	57,438
Pool# 987994 5.50%, 11/1/2038	13,415	14,655
Pool# 970809 5.50%, 11/1/2038	8,945	10,067
Pool# 930253 5.50%, 12/1/2038	43,010	48,620
Pool# 970929 5.50%, 12/1/2038	28,105	31,760
Pool# 993055 5.50%, 12/1/2038	13,653	15,220
Pool# 991434 5.50%, 12/1/2038	13,133	14,859
Pool# 992944 5.50%, 12/1/2038	11,115	12,157
Pool# 992676 5.50%, 12/1/2038	10,214	11,159
Pool# 934249 5.50%, 12/1/2038	7,690	8,678
Pool# 993100 5.50%, 1/1/2039	10,511	11,872
Pool# AA0187 5.50%, 1/1/2039	8,483	9,268
Pool# AA0729 5.50%, 2/1/2039	131,811	146,730
Pool# AA1638 5.50%, 2/1/2039	11,438	12,502
Pool# 935063 5.50%, 4/1/2039	36,986	40,802
Pool# 995894 6.00%, 4/1/2039	105,019	120,946
Pool# 935075 6.00%, 4/1/2039	9,166	10,148
Pool# AC0017 5.50%, 9/1/2039	8,076	8,999

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# AD0638 6.00%, 9/1/2039	$36,028	$41,407
Pool# 190399 5.50%, 11/1/2039	4,532	5,132
Pool# MA0389 5.50%, 4/1/2040	19,981	22,572
Pool# 190404 4.50%, 5/1/2040	81,352	89,105
Pool# AL0015 5.50%, 5/1/2040	268,199	303,875
Pool# AB1316 5.50%, 5/1/2040	29,542	32,272
Pool# AB1389 4.50%, 8/1/2040	404,150	442,771
Pool# AE0691 4.50%, 10/1/2040	55,685	60,995
Pool# AH3952 4.00%, 1/1/2041	2,279,689	2,463,710
Pool# AH1560 4.00%, 1/1/2041	311,323	336,525
Pool# AE0725 4.50%, 1/1/2041	78,952	86,509
Pool# AL0791 4.00%, 2/1/2041	396,131	429,809
Pool# AE0984 4.50%, 2/1/2041	15,969	17,493
Pool# AH9471 4.50%, 4/1/2041	476,993	519,352
Pool# AH4038 4.50%, 4/1/2041	445,941	488,603
Pool# AI0213 4.50%, 4/1/2041	146,735	159,392
Pool# AI1193 4.50%, 4/1/2041	66,734	73,087
Pool# AI2468 4.50%, 5/1/2041	614,825	673,734
Pool# AI4211 4.50%, 6/1/2041	408,737	447,900
Pool# AI3506 4.50%, 6/1/2041	23,802	26,082
Pool# AI8194 4.50%, 8/1/2041	420,635	460,937
Pool# AB3505 4.00%, 9/1/2041	1,250,457	1,357,785
Pool# AJ1414 4.50%, 9/1/2041	195,324	214,010
Pool# FM0040 3.00%, 10/1/2041	2,191,676	2,315,701
Pool# AL1319 4.50%, 10/1/2041	104,095	113,874
Pool# AJ5269 4.00%, 11/1/2041	1,935,934	2,092,441
Pool# AJ9278 3.50%, 12/1/2041	660,464	708,278
Pool# AB4102 3.50%, 12/1/2041	254,495	273,025
Pool# AX5302 4.00%, 1/1/2042	548,863	593,158
Pool# AL4300 4.50%, 1/1/2042	260,105	284,936
Pool# AK2818 4.50%, 1/1/2042	178,252	195,297
Pool# AK2415 4.00%, 2/1/2042	608,235	657,525
Pool# AK4520 4.00%, 3/1/2042	281,803	304,625
Pool# AK6743 4.00%, 3/1/2042	110,199	119,123

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# AK6568 3.50%, 4/1/2042	$1,053,280	$1,129,612
Pool# AK6846 3.50%, 4/1/2042	658,608	706,682
Pool# AK9393 3.50%, 4/1/2042	597,545	640,770
Pool# AL4029 4.50%, 4/1/2042	248,828	272,617
Pool# AP7363 4.00%, 10/1/2042	2,229,494	2,410,767
Pool# AL3714 3.50%, 1/1/2043	1,025,112	1,099,697
Pool# AQ9328 3.50%, 1/1/2043	176,938	189,847
Pool# AB9046 3.50%, 4/1/2043	1,074,766	1,153,185
Pool# AT2021 3.50%, 4/1/2043	864,904	928,014
Pool# AT1001 3.50%, 4/1/2043	530,013	568,853
Pool# AB9374 3.50%, 5/1/2043	520,577	558,563
Pool# AT7207 3.50%, 6/1/2043	1,409,719	1,512,588
Pool# AB9864 3.50%, 7/1/2043	387,935	416,241
Pool# AS0212 3.50%, 8/1/2043	1,722,406	1,848,091
Pool# AS0210 3.50%, 8/1/2043	1,142,973	1,226,093
Pool# AU0949 3.50%, 8/1/2043	859,943	927,988
Pool# AU3742 3.50%, 8/1/2043	662,001	710,284
Pool# AS0225 4.00%, 8/1/2043	2,161,518	2,339,599
Pool# AU6857 4.00%, 9/1/2043	674,557	735,955
Pool# AS0531 4.00%, 9/1/2043	492,802	535,834
Pool# AS0358 4.00%, 9/1/2043	368,262	400,420
Pool# MA1600 3.50%, 10/1/2043	1,100,309	1,179,932
Pool# AS0657 4.00%, 10/1/2043	616,223	666,246
Pool# AU4386 4.00%, 10/1/2043	258,976	280,100
Pool# AU6939 4.50%, 10/1/2043	170,434	186,614
Pool# AU9522 4.50%, 10/1/2043	136,063	148,917
Pool# AU5057 4.00%, 11/1/2043	552,561	597,257
Pool# AS1042 4.00%, 11/1/2043	181,088	196,002
Pool# AV0691 4.00%, 12/1/2043	207,801	225,947
Pool# AV0664 4.50%, 12/1/2043	813,530	891,343
Pool# AS1559 4.00%, 1/1/2044	1,236,055	1,337,428
Pool# AS1764 4.00%, 2/1/2044	262,417	284,293
Pool# AW1847 4.50%, 4/1/2044	82,197	89,595
Pool# AS2322 4.50%, 4/1/2044	20,600	22,465

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# AS2276 4.50%, 4/1/2044	$13,389	$14,604
Pool# MA1926 4.50%, 6/1/2044	554,714	604,357
Pool# AW2478 4.50%, 6/1/2044	274,736	298,043
Pool# AW9189 4.50%, 7/1/2044	228,265	245,600
Pool# AL6223 4.50%, 8/1/2044	2,070,304	2,266,582
Pool# AX2491 4.00%, 10/1/2044	567,293	613,065
Pool# AS3656 4.50%, 10/1/2044	37,713	41,100
Pool# AL6432 4.00%, 1/1/2045	1,440,964	1,557,610
Pool# MA2145 4.00%, 1/1/2045	778,389	841,387
Pool# AL6520 4.00%, 2/1/2045	3,297,174	3,563,694
Pool# AZ1897 3.50%, 5/1/2045	672,371	717,018
Pool# AS5175 3.50%, 6/1/2045	1,247,889	1,331,850
Pool# AL9578 4.00%, 6/1/2045	918,019	992,104
Pool# AZ0862 3.50%, 7/1/2045	851,623	907,002
Pool# AZ7108 3.50%, 7/1/2045	301,011	319,781
Pool# AZ0869 4.00%, 7/1/2045	860,111	929,622
Pool# MA2415 4.00%, 10/1/2045	1,060,406	1,146,280
Pool# CA2929 3.50%, 12/1/2045	2,245,445	2,401,451
Pool# AS6400 4.00%, 12/1/2045	782,020	844,224
Pool# AS6464 3.50%, 1/1/2046	1,076,417	1,148,724
Pool# BA4782 4.00%, 1/1/2046	1,646,716	1,785,567
Pool# BC4114 3.50%, 2/1/2046	2,889,012	3,076,556
Pool# BC1105 3.50%, 2/1/2046	1,311,953	1,397,144
Pool# BC0300 3.50%, 3/1/2046	265,932	282,371
Pool# BC2495 4.00%, 3/1/2046	3,283,569	3,598,372
Pool# AS6795 4.00%, 3/1/2046	1,148,466	1,229,767
Pool# FM1370 3.00%, 4/1/2046	2,987,986	3,157,078
Pool# BC0793 3.50%, 4/1/2046	2,815,174	2,999,860
Pool# AS7248 4.00%, 5/1/2046	754,235	813,111
Pool# AS7401 4.00%, 6/1/2046	1,700,190	1,831,268
Pool# AS7580 3.00%, 7/1/2046	2,801,675	2,957,117
Pool# AS7558 4.00%, 7/1/2046	934,592	1,004,870
Pool# AS7801 3.50%, 8/1/2046	665,097	705,987
Pool# BM3932 3.50%, 10/1/2046	1,929,475	2,052,210

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# AS8143 4.00%, 10/1/2046	$1,615,271	$1,740,462
Pool# AS8144 4.00%, 10/1/2046	643,444	691,841
Pool# AS8157 4.50%, 10/1/2046	133,741	145,829
Pool# BM3803 3.50%, 11/1/2046	1,307,505	1,391,857
Pool# BE5067 3.50%, 11/1/2046	982,756	1,046,636
Pool# MA2836 4.50%, 12/1/2046	547,587	597,117
Pool# AS8659 4.00%, 1/1/2047	2,215,889	2,380,843
Pool# AS8661 4.00%, 1/1/2047	1,483,948	1,593,094
Pool# AS8699 4.00%, 1/1/2047	549,625	590,257
Pool# MA2872 4.50%, 1/1/2047	505,001	550,415
Pool# BE5475 3.50%, 2/1/2047	1,629,888	1,727,473
Pool# BM3688 3.50%, 2/1/2047	1,322,611	1,407,097
Pool# AS8807 3.50%, 2/1/2047	195,451	207,185
Pool# FM1000 3.00%, 4/1/2047	1,164,729	1,222,504
Pool# MA2959 3.50%, 4/1/2047	3,763,756	3,991,750
Pool# BM5784 3.50%, 5/1/2047	2,802,714	2,975,206
Pool# BM5347 3.50%, 5/1/2047	897,613	952,349
Pool# BM5348 3.50%, 5/1/2047	684,307	725,615
Pool# BE3619 4.00%, 5/1/2047	3,481,795	3,734,887
Pool# MA2995 4.00%, 5/1/2047	319,345	342,984
Pool# AS9829 3.50%, 6/1/2047	1,247,885	1,321,364
Pool# AS9831 4.00%, 6/1/2047	5,489,800	5,875,324
Pool# BE3702 4.00%, 6/1/2047	1,617,307	1,724,967
Pool# MA3057 3.50%, 7/1/2047	4,123,673	4,368,288
Pool# BE3767 3.50%, 7/1/2047	1,826,032	1,934,343
Pool# BM1538 4.00%, 7/1/2047	2,657,805	2,851,553
Pool# CA0062 4.00%, 7/1/2047	1,396,820	1,497,589
Pool# AS9975 4.00%, 7/1/2047	1,247,363	1,335,046
Pool# MA3058 4.00%, 7/1/2047	1,219,573	1,308,601
Pool# MA3087 3.50%, 8/1/2047	2,912,885	3,085,673
Pool# CA0237 4.00%, 8/1/2047	3,032,251	3,258,266
Pool# MA3088 4.00%, 8/1/2047	2,845,010	3,050,998
Pool# MA3120 3.50%, 9/1/2047	568,914	603,222
Pool# BH4019 4.00%, 9/1/2047	3,201,982	3,432,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# MA3121 4.00%, 9/1/2047	$1,466,107	$1,569,080
Pool# MA3149 4.00%, 10/1/2047	1,814,831	1,940,615
Pool# BH9360 4.00%, 10/1/2047	1,008,158	1,086,996
Pool# MA3183 4.00%, 11/1/2047	2,379,798	2,544,939
Pool# FM1467 3.00%, 12/1/2047	1,522,139	1,615,867
Pool# MA3210 3.50%, 12/1/2047	3,237,492	3,418,637
Pool# BJ1662 3.50%, 12/1/2047	527,652	559,164
Pool# BM2005 4.00%, 12/1/2047	1,803,551	1,932,313
Pool# MA3211 4.00%, 12/1/2047	390,359	418,397
Pool# BM3392 4.00%, 1/1/2048	2,513,846	2,696,832
Pool# CA4140 3.00%, 2/1/2048	2,773,846	2,917,199
Pool# BJ8783 3.50%, 2/1/2048	1,828,319	1,936,781
Pool# BJ0650 3.50%, 3/1/2048	1,412,314	1,499,332
Pool# BJ0648 3.50%, 3/1/2048	1,394,721	1,478,953
Pool# BM3590 3.50%, 3/1/2048	1,376,382	1,465,236
Pool# BM3900 4.00%, 4/1/2048	1,320,051	1,415,647
Pool# CA1551 4.00%, 4/1/2048	868,267	931,899
Pool# CA1710 4.50%, 5/1/2048	1,709,032	1,841,479
Pool# CA2057 4.50%, 7/1/2048	513,877	553,266
Pool# FM1572 3.00%, 9/1/2048	4,601,349	4,845,126
Pool# MA3466 3.50%, 9/1/2048	2,463,145	2,603,466
Pool# BM4991 4.00%, 9/1/2048	1,984,867	2,114,130
Pool# BM2007 4.00%, 9/1/2048	1,090,202	1,160,537
Pool# FM1239 3.50%, 11/1/2048	2,628,169	2,779,369
Pool# BN1603 5.00%, 11/1/2048	117,545	126,839
Pool# BM5793 3.00%, 4/1/2049	3,174,782	3,325,427
Pool# MA3663 3.50%, 5/1/2049	1,577,552	1,664,350
Pool# MA3686 3.50%, 6/1/2049	1,988,129	2,099,713
Pool# MA3692 3.50%, 7/1/2049	3,233,750	3,412,852
Pool# CA4358 3.50%, 7/1/2049	2,220,495	2,341,746
Pool# MA3745 3.50%, 8/1/2049	5,302,889	5,592,534
Pool# BO2201 3.00%, 9/1/2049	4,790,947	5,019,153
Pool# MA3775 3.50%, 9/1/2049	4,167,559	4,400,571
Pool# BN8330 3.50%, 9/1/2049	2,851,550	3,007,598

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA UMBS Pool (continued)
Pool# BO2200 3.50%, 9/1/2049	$803,652	$848,898
Pool# MA3802 3.00%, 10/1/2049	5,920,906	6,203,267
Pool# MA3803 3.50%, 10/1/2049	3,722,693	3,928,539
Pool# MA3804 4.00%, 10/1/2049	625,685	666,899
Pool# MA3834 3.00%, 11/1/2049	6,939,721	7,273,076
Pool# MA3835 3.50%, 11/1/2049	3,830,720	4,043,105
Pool# MA3871 3.00%, 12/1/2049	9,014,484	9,445,730
Pool# MA3872 3.50%, 12/1/2049	3,182,162	3,360,704
Pool# MA3905 3.00%, 1/1/2050	7,574,395	7,937,898
Pool# BO6164 3.00%, 1/1/2050	3,232,427	3,387,243
Pool# BO8947 3.00%, 1/1/2050	2,485,176	2,607,456
FNMA/FHLMC UMBS, 30 Year, Single Family TBA 2.50%, 4/25/2050	54,340,000	56,292,871
3.00%, 4/25/2050	30,210,000	31,669,756
GNMA I Pool
Pool# 618988 6.00%, 6/15/2034	10,598	11,700
Pool# 689575 6.50%, 7/15/2038	9,451	10,991
GNMA II Pool
Pool# MA0699 3.50%, 1/20/2043	1,036,949	1,109,121
Pool# MA0783 3.50%, 2/20/2043	1,287,008	1,376,523
Pool# MA2679 4.00%, 3/20/2045	22,380	24,393
Pool# MA2892 3.50%, 6/20/2045	87,706	93,254
Pool# MA3035 4.00%, 8/20/2045	45,682	49,781
Pool# MA3106 4.00%, 9/20/2045	1,245,733	1,357,628
Pool# MA3245 4.00%, 11/20/2045	1,295,372	1,411,737
Pool# MA3663 3.50%, 5/20/2046	1,094,018	1,163,074
Pool# MA3803 3.50%, 7/20/2046	531,942	568,503
Pool# MA4262 3.50%, 2/20/2047	46,557	49,463
Pool# MA4510 3.50%, 6/20/2047	1,977,538	2,084,582
Pool# MA4586 3.50%, 7/20/2047	2,904,990	3,090,453
Pool# MA4652 3.50%, 8/20/2047	2,043,247	2,171,079
Pool# MA4778 3.50%, 10/20/2047	1,494,386	1,587,569
Pool# MA4900 3.50%, 12/20/2047	2,368,267	2,501,985
GNMA TBA 3.00%, 4/15/2050	15,000,000	15,856,055
3.50%, 4/15/2050	1,390,000	1,465,048

Total Mortgage-Backed Securities (cost $532,957,614)		550,237,541

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Supranational 0.0%†

	Principal Amount	Value
African Export-Import Bank (The), 3.99%, 9/21/2029(b)	$200,000	$188,334
Banque Ouest Africaine de Developpement 5.00%, 7/27/2027	200,000	187,424
4.70%, 10/22/2031(b)	200,000	181,752
Eastern & Southern African Trade & Development Bank, 4.88%, 5/23/2024	200,000	196,620

Total Supranational (cost $816,345)		754,130

U.S. Government Agency Securities 1.3%

	Principal Amount	Value
FHLB, 5.50%, 7/15/2036(d)	7,955,000	12,286,202
FNMA, 5.63%, 7/15/2037(d)	3,060,000	4,817,531
Tennessee Valley Authority, 5.25%, 9/15/2039	3,000,000	4,589,634

Total U.S. Government Agency Securities (cost $18,354,560)		21,693,367

U.S. Treasury Obligations 7.6%

	Principal Amount	Value
U.S. Treasury Bonds 3.00%, 5/15/2045	9,955,000	13,560,577
2.00%, 2/15/2050	6,205,000	7,188,347
U.S. Treasury Inflation Linked Bonds 2.13%, 2/15/2040 (i)	9,530,000	15,890,102
1.38%, 2/15/2044 (i)	11,745,000	16,663,673
0.25%, 2/15/2050 (d)(i)	1,035,000	1,070,261
U.S. Treasury Notes 1.38%, 1/31/2022 (d)(j)	61,720,000	63,031,550
2.88%, 5/31/2025 (d)	640,000	720,550
1.13%, 2/28/2027 (d)	5,895,000	6,125,043

Total U.S. Treasury Obligations (cost $118,398,523)		124,250,103

Short-Term Investment 0.3%

	Principal Amount	Value

U.S. Treasury Obligation 0.3%

U.S. Treasury Bills, 1.52%, 5/28/2020(d)	4,500,000	4,499,466

Total Short-Term Investment (cost $4,489,227)		4,499,466

Repurchase Agreements 3.2%

	Principal Amount	Value
Bank of America NA 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $15,037,106, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $15,337,843. (k)	15,037,101	15,037,101

Repurchase Agreements (continued)

	Principal Amount	Value
Nomura Securities International, Inc. 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $5,000,002, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $5,100,001. (k)	$5,000,000	$5,000,000
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $17,000,067, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $17,340,004. (k)	17,000,000	17,000,000
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $15,000,059, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $15,300,003. (k)	15,000,000	15,000,000

Total Repurchase Agreements (cost $52,037,101)		52,037,101

Total Investments (cost $1,788,567,860) — 108.7%		1,769,079,652

Liabilities in excess of other assets — (8.7)%		(141,901,031)

NET ASSETS — 100.0%		$1,627,178,621

†	Amount rounds to less than 0.1%.
(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $255,548,424 which represents 15.71% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2020.
(d)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $62,634,355, which was collateralized by cash used to purchase repurchase agreements with a total value of $52,037,101 and by $11,821,327 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/2/2020 – 2/15/2050, a total value of $63,858,428.

(e)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2020. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.
(g)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(h)	Security in default.
(i)	Principal amounts are not adjusted for inflation.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)

Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $52,037,101.

CLO	Collateralized Loan Obligations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Foreign Exchange AUD/USD	8	6/2020	USD	491,440	(17,328)
Foreign Exchange EUR/USD	47	6/2020	USD	6,491,581	(103,761)
Foreign Exchange ZAR/USD	4	6/2020	USD	111,100	(9,816)
U.S. Treasury 5 Year Note	603	6/2020	USD	75,591,703	1,178,022
U.S. Treasury 10 Year Note	646	6/2020	USD	89,592,125	1,677,954
U.S. Treasury Long Bond	111	6/2020	USD	19,875,937	1,350,523
U.S. Treasury Ultra Bond	161	6/2020	USD	35,721,875	3,316,337
					7,391,931
Short Contracts
30 Day Federal Funds	(1)	10/2020	USD	(416,408)	(4,442)
U.S. Treasury 10 Year Ultra Bond	(189)	6/2020	USD	(29,489,906)	(1,375,653)
					(1,380,095)
					6,011,836

Currency:

AUD	Australian Dollar
EUR	Euro
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$82,782,203	$–	$82,782,203
Collateralized Mortgage Obligations	–	134,183,370	–	134,183,370
Commercial Mortgage-Backed Securities	–	162,002,035	–	162,002,035
Convertible Bond	–	408,361	–	408,361
Corporate Bonds	–	604,601,646	–	604,601,646
Foreign Government Securities	–	31,630,329	–	31,630,329
Futures Contracts	7,522,836	–	–	7,522,836
Mortgage-Backed Securities	–	550,237,541	–	550,237,541
Repurchase Agreements	–	52,037,101	–	52,037,101
Short-Term Investment	–	4,499,466	–	4,499,466
Supranational	–	754,130	–	754,130
U.S. Government Agency Securities	–	21,693,367	–	21,693,367
U.S. Treasury Obligations	–	124,250,103	–	124,250,103
Total Assets	$7,522,836	$1,769,079,652	$–	$1,776,602,488
Liabilities:
Futures Contracts	(1,511,000)	–	–	(1,511,000)
Total Liabilities	$(1,511,000)	$–	$–	$(1,511,000)
Total	$6,011,836	$1,769,079,652	$–	$1,775,091,488

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to currency and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$7,522,836
Total		$7,522,836

Liabilities:
Futures Contracts
Currency risk	Unrealized depreciation from futures contracts	$(130,905)
Interest rate risk	Unrealized depreciation from futures contracts	(1,380,095)
Total		$(1,511,000)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT DFA Capital Appreciation Fund

Investment Companies 91.2%
	Shares	Value

Equity Funds 73.2%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	138,715	$2,159,796
DFA International Large Cap Growth Portfolio	77,158	852,593
DFA Real Estate Securities Portfolio, Institutional Class	30,736	962,949
DFA U.S. Core Equity 1 Portfolio, Institutional Class	249,425	4,866,276
DFA U.S. Small Cap Portfolio, Institutional Class	49,815	1,169,661
DFA VA International Small Portfolio	44,929	392,230
DFA VA International Value Portfolio	140,002	1,169,013
DFA VA U.S. Large Value Portfolio	202,570	3,798,186

Total Equity Funds (cost $19,804,280)		15,370,704

Fixed Income Fund 18.0%
DFA VA Global Bond Portfolio	360,960	3,782,865

Total Fixed Income Funds (cost $3,791,153)		3,782,865

Total Investment Companies (cost $23,595,433)		19,153,569

Investment Contract 9.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$1,897,011	1,897,011

Total Investment Contract (cost $1,897,011)		1,897,011

Total Investments (cost $25,492,444) — 100.2%		21,050,580

Liabilities in excess of other assets — (0.2)%		(32,481)

NET ASSETS — 100.0%		$21,018,099

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(b)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT DFA Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$19,153,569	$–	$–	$19,153,569
Investment Contract	–	–	1,897,011	1,897,011
Total	$19,153,569	$–	$1,897,011	$21,050,580

Amounts designated as “–” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$2,400,180	$2,400,180
Purchases*	180,724	180,724
Sales	(683,893)	(683,893)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$1,897,011	$1,897,011

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT DFA Capital Appreciation Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT DFA Moderate Fund

Investment Companies 84.1%
	Shares	Value

Equity Funds 59.9%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	55,137	$858,476
DFA International Large Cap Growth Portfolio	147,733	1,632,447
DFA U.S. Core Equity 1 Portfolio, Institutional Class	275,532	5,375,628
DFA U.S. Small Cap Portfolio, Institutional Class	25,365	595,564
DFA VA International Small Portfolio	72,374	631,823
DFA VA International Value Portfolio	224,299	1,872,895
DFA VA U.S. Large Value Portfolio	168,751	3,164,086

Total Equity Funds (cost $17,735,007)		14,130,919

Fixed Income Funds 24.2%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	66,703	921,169
DFA Intermediate Term Extended Quality Portfolio	126,590	1,376,038
DFA Investment Grade Portfolio	126,855	1,452,495
DFA Short Duration Real Return Portfolio, Institutional Class	204,491	1,948,801

Total Fixed Income Funds (cost $5,526,184)		5,698,503

Total Investment Companies (cost $23,261,191)		19,829,422

Investment Contract 16.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$3,769,475	3,769,475

Total Investment Contract (cost $3,769,475)		3,769,475

Total Investments (cost $27,030,666) — 100.1%		23,598,897

Liabilities in excess of other assets — (0.1)%		(34,491)

NET ASSETS — 100.0%		$23,564,406

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(b)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT DFA Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$19,829,422	$–	$–	$19,829,422
Investment Contract	–	–	3,769,475	3,769,475
Total	$19,829,422	$–	$3,769,475	$23,598,897

Amounts designated as “–” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$ 4,453,513	$ 4,453,513
Purchases*	109,102	109,102
Sales	(793,140)	(793,140)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$ 3,769,475	$ 3,769,475

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT DFA Moderate Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund)

Common Stocks 79.6%

	Shares	Value

Aerospace & Defense 1.6%
Arconic, Inc.	20,119	$323,111
Boeing Co. (The) (a)	26,828	4,001,128
General Dynamics Corp.	11,656	1,542,205
Huntington Ingalls Industries, Inc.	2,117	385,739
L3Harris Technologies, Inc.	11,143	2,007,077
Lockheed Martin Corp. (a)	12,477	4,229,079
Northrop Grumman Corp.	7,884	2,385,304
Raytheon Co.	13,880	1,820,362
Textron, Inc.	11,859	316,280
TransDigm Group, Inc. (a)	2,498	799,835
United Technologies Corp.	40,839	3,852,343

		21,662,463

Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. (a)	6,781	448,902
Expeditors International of Washington, Inc.	8,547	570,256
FedEx Corp. (a)	12,168	1,475,492
United Parcel Service, Inc., Class B	35,231	3,291,280

		5,785,930

Airlines 0.2%
Alaska Air Group, Inc.	6,214	176,912
American Airlines Group, Inc.	20,172	245,897
Delta Air Lines, Inc. (a)	29,189	832,762
Southwest Airlines Co.	23,460	835,411
United Airlines Holdings, Inc. *	11,007	347,271

		2,438,253

Auto Components 0.1%
Aptiv plc	12,841	632,291
BorgWarner, Inc. (a)	10,746	261,880

		894,171

Automobiles 0.2%
Ford Motor Co.	195,466	944,101
General Motors Co.	63,531	1,320,174
Harley-Davidson, Inc. (a)	8,258	156,324

		2,420,599

Banks 3.3%
Bank of America Corp.	407,199	8,644,835
Citigroup, Inc.	109,657	4,618,753
Citizens Financial Group, Inc.	21,421	402,929
Comerica, Inc.	7,019	205,937
Fifth Third Bancorp	36,217	537,822
First Republic Bank	8,463	696,336
Huntington Bancshares, Inc.	52,393	430,146
JPMorgan Chase & Co.	157,724	14,199,892
KeyCorp	50,192	520,491
M&T Bank Corp. (a)	6,524	674,777
People’s United Financial, Inc. (a)	23,100	255,255
PNC Financial Services Group, Inc. (The)	21,849	2,091,386
Regions Financial Corp.	47,462	425,734
SVB Financial Group *	2,608	394,017
Truist Financial Corp.	67,479	2,081,052
US Bancorp	71,599	2,466,586
Wells Fargo & Co.	193,287	5,547,337
Zions Bancorp NA	8,268	221,252

		44,414,537

Beverages 1.5%
Brown-Forman Corp., Class B (a)	9,155	508,194
Coca-Cola Co. (The)	193,958	8,582,642
Constellation Brands, Inc., Class A	8,338	1,195,336

Common Stocks (continued)

	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	9,507	$370,868
Monster Beverage Corp. *	19,504	1,097,295
PepsiCo, Inc.	69,962	8,402,436

		20,156,771

Biotechnology 1.9%
AbbVie, Inc.	74,287	5,659,927
Alexion Pharmaceuticals, Inc. *	11,174	1,003,313
Amgen, Inc.	29,852	6,051,896
Biogen, Inc. *	9,057	2,865,454
Gilead Sciences, Inc.	63,591	4,754,063
Incyte Corp. *	8,951	655,482
Regeneron Pharmaceuticals, Inc. *	4,020	1,962,926
Vertex Pharmaceuticals, Inc. *	12,932	3,077,169

		26,030,230

Building Products 0.3%
Allegion plc	4,788	440,592
AO Smith Corp. (a)	7,339	277,488
Fortune Brands Home & Security, Inc.	7,101	307,118
Johnson Controls International plc	38,284	1,032,137
Masco Corp.	13,935	481,733
Trane Technologies plc	12,023	992,979

		3,532,047

Capital Markets 2.1%
Ameriprise Financial, Inc.	6,261	641,627
Bank of New York Mellon Corp. (The)	41,825	1,408,666
BlackRock, Inc.	5,939	2,612,982
Cboe Global Markets, Inc.	5,549	495,248
Charles Schwab Corp. (The)	57,629	1,937,487
CME Group, Inc.	18,045	3,120,161
E*TRADE Financial Corp.	11,017	378,104
Franklin Resources, Inc. (a)	14,602	243,707
Goldman Sachs Group, Inc. (The)	16,053	2,481,633
Intercontinental Exchange, Inc.	28,139	2,272,224
Invesco Ltd.	17,871	162,269
MarketAxess Holdings, Inc.	1,903	632,881
Moody’s Corp. (a)	8,225	1,739,588
Morgan Stanley	58,290	1,981,860
MSCI, Inc. (a)	4,215	1,217,966
Nasdaq, Inc.	5,902	560,395
Northern Trust Corp.	10,842	818,137
Raymond James Financial, Inc. (a)	6,269	396,201
S&P Global, Inc.	12,308	3,016,075
State Street Corp.	18,035	960,725
T. Rowe Price Group, Inc.	11,786	1,150,903

		28,228,839

Chemicals 1.4%
Air Products & Chemicals, Inc. (a)	11,092	2,214,074
Albemarle Corp. (a)	5,245	295,661
Celanese Corp. (a)	5,936	435,643
CF Industries Holdings, Inc.	11,266	306,435
Corteva, Inc.	37,297	876,479
Dow, Inc.	37,349	1,092,085
DuPont de Nemours, Inc.	37,374	1,274,453
Eastman Chemical Co.	6,877	320,331
Ecolab, Inc.	12,660	1,972,808
FMC Corp.	6,536	533,926

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Common Stocks (continued)

	Shares	Value

Chemicals (continued)
International Flavors & Fragrances, Inc. (a)	5,371	$548,272
Linde plc	26,994	4,669,962
LyondellBasell Industries NV, Class A	13,072	648,763
Mosaic Co. (The)	18,017	194,944
PPG Industries, Inc.	11,769	983,888
Sherwin-Williams Co. (The)	4,131	1,898,277

		18,266,001

Commercial Services & Supplies 0.3%
Cintas Corp.	4,220	730,988
Copart, Inc. *	10,315	706,784
Republic Services, Inc.	10,727	805,169
Rollins, Inc. (a)	7,339	265,231
Waste Management, Inc.	19,496	1,804,550

		4,312,722

Communications Equipment 0.8%
Arista Networks, Inc. *	2,737	554,379
Cisco Systems, Inc.	212,840	8,366,741
F5 Networks, Inc. *	2,959	315,518
Juniper Networks, Inc.	17,510	335,142
Motorola Solutions, Inc.	8,672	1,152,682

		10,724,462

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	6,813	540,067
Quanta Services, Inc.	7,318	232,200

		772,267

Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,108	588,127
Vulcan Materials Co.	6,630	716,504

		1,304,631

Consumer Finance 0.4%
American Express Co. (a)	33,790	2,892,762
Capital One Financial Corp.	23,180	1,168,735
Discover Financial Services	15,528	553,884
Synchrony Financial	29,374	472,628

		5,088,009

Containers & Packaging 0.3%
Amcor plc (a)	81,732	663,664
Avery Dennison Corp.	4,187	426,530
Ball Corp.	16,679	1,078,464
International Paper Co.	19,776	615,627
Packaging Corp. of America	4,768	414,005
Sealed Air Corp.	8,055	199,039
Westrock Co.	12,995	367,239

		3,764,568

Distributors 0.1%
Genuine Parts Co. (a)	7,441	501,002
LKQ Corp. *(a)	16,037	328,919

		829,921

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	10,635	149,741

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B *	98,357	17,982,610

Diversified Telecommunication Services 1.7%
AT&T, Inc.	366,896	10,695,018
CenturyLink, Inc.	48,562	459,396
Verizon Communications, Inc.	207,998	11,175,733

		22,330,147

Common Stocks (continued)

	Shares	Value

Electric Utilities 1.8%
Alliant Energy Corp.	11,833	$571,416
American Electric Power Co., Inc.	25,015	2,000,700
Duke Energy Corp. (a)	36,601	2,960,289
Edison International (a)	17,782	974,276
Entergy Corp.	10,002	939,888
Evergy, Inc.	11,200	616,560
Eversource Energy	16,460	1,287,337
Exelon Corp.	49,229	1,812,119
FirstEnergy Corp.	27,161	1,088,341
NextEra Energy, Inc.	24,554	5,908,183
NRG Energy, Inc.	12,835	349,882
Pinnacle West Capital Corp.	5,661	429,047
PPL Corp.	38,833	958,398
Southern Co. (The)	52,740	2,855,344
Xcel Energy, Inc.	26,380	1,590,714

		24,342,494

Electrical Equipment 0.4%
AMETEK, Inc.	11,455	824,989
Eaton Corp. plc	20,851	1,619,914
Emerson Electric Co.	30,316	1,444,557
Rockwell Automation, Inc.	5,893	889,313

		4,778,773

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	14,891	1,085,256
CDW Corp.	7,245	675,741
Corning, Inc.	39,103	803,176
FLIR Systems, Inc.	7,010	223,549
IPG Photonics Corp. *	1,781	196,409
Keysight Technologies, Inc. *	9,364	783,579
TE Connectivity Ltd.	16,797	1,057,875
Zebra Technologies Corp., Class A *	2,704	496,454

		5,322,039

Energy Equipment & Services 0.1%
Baker Hughes Co.	33,267	349,304
Halliburton Co.	43,520	298,112
Helmerich & Payne, Inc.	5,660	88,579
National Oilwell Varco, Inc.	19,753	194,172
Schlumberger Ltd.	68,956	930,216
TechnipFMC plc	20,917	140,981

		2,001,364

Entertainment 1.6%
Activision Blizzard, Inc. *	38,870	2,311,988
Electronic Arts, Inc. *	14,785	1,481,013
Live Nation Entertainment, Inc. *	7,065	321,175
Netflix, Inc. *	21,995	8,259,122
Take-Two Interactive Software, Inc. *	5,733	679,991
Walt Disney Co. (The)	90,658	8,757,563

		21,810,852

Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	6,140	841,548
American Tower Corp.	22,258	4,846,680
Apartment Investment & Management Co., Class A	7,363	258,809
AvalonBay Communities, Inc.	6,949	1,022,684
Boston Properties, Inc.	7,288	672,172
Crown Castle International Corp.	20,909	3,019,260
Digital Realty Trust, Inc.	13,233	1,838,196
Duke Realty Corp.	18,069	585,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Common Stocks (continued)

	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	4,268	$2,665,665
Equity Residential	17,651	1,089,243
Essex Property Trust, Inc.	3,273	720,846
Extra Space Storage, Inc.	6,495	621,961
Federal Realty Investment Trust	3,713	277,027
Healthpeak Properties, Inc.	24,975	595,654
Host Hotels & Resorts, Inc.	36,817	406,460
Iron Mountain, Inc.	14,813	352,549
Kimco Realty Corp.	21,804	210,845
Mid-America Apartment Communities, Inc.	5,804	597,986
Prologis, Inc.	37,134	2,984,460
Public Storage	7,487	1,486,993
Realty Income Corp.	17,330	864,074
Regency Centers Corp.	8,296	318,815
SBA Communications Corp.	5,645	1,523,981
Simon Property Group, Inc.	15,420	845,941
SL Green Realty Corp.	4,361	187,959
UDR, Inc.	14,731	538,271
Ventas, Inc.	18,599	498,453
Vornado Realty Trust	8,068	292,142
Welltower, Inc.	20,387	933,317
Weyerhaeuser Co.	37,081	628,523

		31,725,588

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	22,192	6,327,605
Kroger Co. (The)	40,843	1,230,191
Sysco Corp.	25,810	1,177,710
Walgreens Boots Alliance, Inc.	37,735	1,726,376
Walmart, Inc.	71,240	8,094,289

		18,556,171

Food Products 1.0%
Archer-Daniels-Midland Co.	27,906	981,733
Campbell Soup Co.	8,663	399,884
Conagra Brands, Inc.	24,755	726,312
General Mills, Inc.	30,362	1,602,203
Hershey Co. (The)	7,492	992,690
Hormel Foods Corp. (a)	13,807	643,958
JM Smucker Co. (The)	5,769	640,359
Kellogg Co.	12,665	759,773
Kraft Heinz Co. (The)	30,978	766,396
Lamb Weston Holdings, Inc.	7,255	414,260
McCormick & Co., Inc. (Non-Voting)	6,097	860,957
Mondelez International, Inc., Class A	72,382	3,624,891
Tyson Foods, Inc., Class A	14,688	849,995

		13,263,411

Gas Utilities 0.0%†
Atmos Energy Corp. (a)	5,861	581,587

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	88,776	7,005,314
ABIOMED, Inc. *	2,242	325,449
Align Technology, Inc. *	3,543	616,305
Baxter International, Inc.	25,679	2,084,878
Becton Dickinson and Co.	13,599	3,124,642
Boston Scientific Corp. *	70,085	2,286,874
Cooper Cos., Inc. (The)	2,500	689,175
Danaher Corp.	32,133	4,447,528
DENTSPLY SIRONA, Inc.	10,902	423,325

Common Stocks (continued)

	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. *	10,512	$1,982,773
Hologic, Inc. *	13,324	467,672
IDEXX Laboratories, Inc. *	4,286	1,038,241
Intuitive Surgical, Inc. *	5,829	2,886,579
Medtronic plc	67,329	6,071,729
ResMed, Inc.	7,138	1,051,356
STERIS plc (a)	4,251	595,012
Stryker Corp. (a)	16,220	2,700,468
Teleflex, Inc.	2,316	678,264
Varian Medical Systems, Inc. *	4,641	476,445
Zimmer Biomet Holdings, Inc.	10,208	1,031,825

		39,983,854

Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	7,372	652,422
Anthem, Inc.	12,770	2,899,301
Cardinal Health, Inc.	14,816	710,279
Centene Corp. *	29,171	1,733,049
Cigna Corp.	18,802	3,331,338
CVS Health Corp.	65,401	3,880,241
DaVita, Inc. *	4,314	328,123
HCA Healthcare, Inc.	13,317	1,196,533
Henry Schein, Inc. *	7,596	383,750
Humana, Inc.	6,675	2,096,084
Laboratory Corp. of America Holdings *	4,901	619,437
McKesson Corp.	8,080	1,092,901
Quest Diagnostics, Inc.	6,680	536,404
UnitedHealth Group, Inc.	47,555	11,859,266
Universal Health Services, Inc., Class B	3,927	389,087

		31,708,215

Health Care Technology 0.1%
Cerner Corp.	15,540	978,865

Hotels, Restaurants & Leisure 1.2%
Carnival Corp. (a)	19,933	262,518
Chipotle Mexican Grill, Inc. *	1,283	839,595
Darden Restaurants, Inc.	6,116	333,077
Hilton Worldwide Holdings, Inc.	14,000	955,360
Las Vegas Sands Corp.	17,264	733,202
Marriott International, Inc., Class A	13,491	1,009,262
McDonald’s Corp.	37,823	6,254,033
MGM Resorts International (a)	25,370	299,366
Norwegian Cruise Line Holdings Ltd. *	10,976	120,297
Royal Caribbean Cruises Ltd.	8,560	275,375
Starbucks Corp.	59,380	3,903,641
Wynn Resorts Ltd.	4,815	289,815
Yum! Brands, Inc.	15,260	1,045,768

		16,321,309

Household Durables 0.2%
DR Horton, Inc.	16,892	574,328
Garmin Ltd.	7,263	544,434
Leggett & Platt, Inc.	6,782	180,944
Lennar Corp., Class A (a)	13,789	526,740
Mohawk Industries, Inc. *	3,181	242,519
Newell Brands, Inc.	20,128	267,300
NVR, Inc. *	177	454,732
PulteGroup, Inc.	13,196	294,535
Whirlpool Corp.	3,141	269,498

		3,355,030

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Common Stocks (continued)

	Shares	Value

Household Products 1.5%
Church & Dwight Co., Inc.	12,257	$786,654
Clorox Co. (The)	6,343	1,098,925
Colgate-Palmolive Co.	43,101	2,860,182
Kimberly-Clark Corp.	17,247	2,205,374
Procter & Gamble Co. (The)	125,407	13,794,770

		20,745,905

Independent Power and Renewable Electricity Producers 0.0%†
AES Corp.	33,478	455,301

Industrial Conglomerates 1.0%
3M Co.	28,906	3,945,958
General Electric Co.	439,713	3,491,321
Honeywell International, Inc.	35,901	4,803,195
Roper Technologies, Inc.	5,180	1,615,176

		13,855,650

Insurance 1.6%
Aflac, Inc.	37,188	1,273,317
Allstate Corp. (The)	16,097	1,476,578
American International Group, Inc.	44,055	1,068,334
Aon plc	11,802	1,947,802
Arthur J Gallagher & Co.	9,218	751,359
Assurant, Inc.	3,041	316,538
Chubb Ltd.	22,830	2,549,883
Cincinnati Financial Corp.	7,683	579,682
Everest Re Group Ltd.	2,060	396,385
Globe Life, Inc.	5,014	360,857
Hartford Financial Services Group, Inc. (The)	18,003	634,426
Lincoln National Corp.	10,309	271,333
Loews Corp.	13,154	458,154
Marsh & McLennan Cos., Inc.	25,430	2,198,678
MetLife, Inc.	38,869	1,188,225
Principal Financial Group, Inc.	12,884	403,784
Progressive Corp. (The)	29,638	2,188,470
Prudential Financial, Inc.	20,255	1,056,096
Travelers Cos., Inc. (The)	13,065	1,298,008
Unum Group	10,994	165,020
Willis Towers Watson plc	6,440	1,093,834
WR Berkley Corp.	7,339	382,876

		22,059,639

Interactive Media & Services 4.2%
Alphabet, Inc., Class A *	15,067	17,507,101
Alphabet, Inc., Class C *	15,030	17,477,034
Facebook, Inc., Class A *	121,002	20,183,134
Twitter, Inc. *	38,883	954,966

		56,122,235

Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc. *	20,938	40,823,237
Booking Holdings, Inc. *	2,108	2,835,934
eBay, Inc.	37,895	1,139,124
Expedia Group, Inc.	6,973	392,371

		45,190,666

IT Services 4.4%
Accenture plc, Class A	31,908	5,209,300
Akamai Technologies, Inc. *	8,231	753,054
Alliance Data Systems Corp.	2,089	70,295
Automatic Data Processing, Inc.	21,791	2,978,394
Broadridge Financial Solutions, Inc.	5,776	547,738
Cognizant Technology Solutions Corp., Class A	27,862	1,294,747
DXC Technology Co.	13,342	174,113

Common Stocks (continued)

	Shares	Value

IT Services (continued)
Fidelity National Information Services, Inc.	30,904	$3,759,163
Fiserv, Inc. *	28,765	2,732,387
FleetCor Technologies, Inc. *	4,295	801,189
Gartner, Inc. *	4,590	457,026
Global Payments, Inc.	15,093	2,176,864
International Business Machines Corp.	44,498	4,936,163
Jack Henry & Associates, Inc.	3,933	610,559
Leidos Holdings, Inc. (a)	6,843	627,161
Mastercard, Inc., Class A	44,590	10,771,161
Paychex, Inc.	15,943	1,003,134
PayPal Holdings, Inc. *	58,985	5,647,224
VeriSign, Inc. *	5,224	940,790
Visa, Inc., Class A (a)	85,976	13,852,453
Western Union Co. (The)	21,347	387,021

		59,729,936

Leisure Products 0.0%†
Hasbro, Inc.	6,347	454,128

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc. (a)	15,740	1,127,299
Illumina, Inc. *	7,409	2,023,546
IQVIA Holdings, Inc. *	9,160	987,997
Mettler-Toledo International, Inc. *	1,235	852,780
PerkinElmer, Inc. (a)	5,592	420,966
Thermo Fisher Scientific, Inc.	20,145	5,713,122
Waters Corp. *	3,166	576,370

		11,702,080

Machinery 1.1%
Caterpillar, Inc.	27,830	3,229,393
Cummins, Inc.	7,590	1,027,079
Deere & Co.	15,822	2,185,967
Dover Corp.	7,226	606,550
Flowserve Corp.	6,776	161,879
Fortive Corp.	14,690	810,741
IDEX Corp.	3,750	517,912
Illinois Tool Works, Inc. (a)	14,740	2,094,849
Ingersoll Rand, Inc. *(a)	17,672	438,266
PACCAR, Inc.	17,262	1,055,226
Parker-Hannifin Corp.	6,391	829,104
Pentair plc	8,159	242,812
Snap-on, Inc.	2,847	309,811
Stanley Black & Decker, Inc.	7,549	754,900
Westinghouse Air Brake Technologies Corp. (a)	9,015	433,892
Xylem, Inc. (a)	9,167	597,047

		15,295,428

Media 1.0%
Charter Communications, Inc., Class A *(a)	7,885	3,440,304
Comcast Corp., Class A	227,775	7,830,904
Discovery, Inc., Class A *	8,046	156,414
Discovery, Inc., Class C *	16,336	286,534
DISH Network Corp., Class A *	12,513	250,135
Fox Corp., Class A	17,612	416,172
Fox Corp., Class B	8,474	193,885
Interpublic Group of Cos., Inc. (The)	19,374	313,665
News Corp., Class A	19,651	176,368
News Corp., Class B	6,704	60,269
Omnicom Group, Inc.	10,958	601,594

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Common Stocks (continued)

	Shares	Value

Media (continued)
ViacomCBS, Inc. (a)	27,350	$383,174

		14,109,418

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	72,738	490,982
Newmont Corp.	40,866	1,850,412
Nucor Corp. (a)	15,166	546,279

		2,887,673

Multiline Retail 0.4%
Dollar General Corp.	12,883	1,945,462
Dollar Tree, Inc. *	11,837	869,664
Kohl’s Corp. (a)	8,256	120,455
Macy’s, Inc.	15,542	76,311
Nordstrom, Inc. (a)	5,360	82,223
Target Corp.	25,489	2,369,712

		5,463,827

Multi-Utilities 0.9%
Ameren Corp.	12,226	890,420
CenterPoint Energy, Inc.	25,380	392,121
CMS Energy Corp.	14,118	829,433
Consolidated Edison, Inc.	16,710	1,303,380
Dominion Energy, Inc.	41,350	2,985,057
DTE Energy Co.	9,723	923,393
NiSource, Inc.	18,327	457,625
Public Service Enterprise Group, Inc.	25,197	1,131,597
Sempra Energy	14,270	1,612,367
WEC Energy Group, Inc.	15,723	1,385,668

		11,911,061

Oil, Gas & Consumable Fuels 2.0%
Apache Corp. (a)	19,153	80,060
Cabot Oil & Gas Corp.	21,569	370,771
Chevron Corp.	94,866	6,873,990
Concho Resources, Inc. (a)	9,988	427,986
ConocoPhillips	54,719	1,685,345
Devon Energy Corp.	18,853	130,274
Diamondback Energy, Inc.	8,201	214,866
EOG Resources, Inc.	28,964	1,040,387
Exxon Mobil Corp.	212,836	8,081,383
Hess Corp.	12,809	426,540
HollyFrontier Corp.	7,777	190,614
Kinder Morgan, Inc.	97,122	1,351,938
Marathon Oil Corp.	40,614	133,620
Marathon Petroleum Corp.	32,277	762,383
Noble Energy, Inc. (a)	23,732	143,341
Occidental Petroleum Corp. (a)	44,663	517,198
ONEOK, Inc.	20,574	448,719
Phillips 66	22,116	1,186,523
Pioneer Natural Resources Co.	8,391	588,629
Valero Energy Corp.	20,810	943,942
Williams Cos., Inc. (The)	60,415	854,872

		26,453,381

Personal Products 0.1%
Coty, Inc., Class A	15,368	79,299
Estee Lauder Cos., Inc. (The), Class A	11,130	1,773,454

		1,852,753

Pharmaceuticals 4.1%
Allergan plc	16,499	2,921,973
Bristol-Myers Squibb Co.	117,747	6,563,218

Common Stocks (continued)

	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	42,456	$5,889,496
Johnson & Johnson	132,169	17,331,321
Merck & Co., Inc.	128,053	9,852,398
Mylan NV *	25,588	381,517
Perrigo Co. plc	6,844	329,128
Pfizer, Inc.	277,650	9,062,496
Zoetis, Inc.	23,892	2,811,849

		55,143,396

Professional Services 0.3%
Equifax, Inc.	6,012	718,133
IHS Markit Ltd.	20,172	1,210,320
Nielsen Holdings plc	17,980	225,469
Robert Half International, Inc.	6,146	232,012
Verisk Analytics, Inc.	8,155	1,136,644

		3,522,578

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A *	16,916	637,902

Road & Rail 0.8%
CSX Corp.	39,184	2,245,243
JB Hunt Transport Services, Inc.	4,418	407,472
Kansas City Southern	4,997	635,518
Norfolk Southern Corp.	13,144	1,919,024
Old Dominion Freight Line, Inc.	4,845	635,955
Union Pacific Corp.	34,895	4,921,591

		10,764,803

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	58,881	2,677,908
Analog Devices, Inc.	18,450	1,654,043
Applied Materials, Inc.	46,551	2,132,967
Broadcom, Inc.	19,932	4,725,877
Intel Corp.	218,766	11,839,616
KLA Corp.	7,822	1,124,334
Lam Research Corp.	7,296	1,751,040
Maxim Integrated Products, Inc.	13,841	672,811
Microchip Technology, Inc. (a)	11,853	803,634
Micron Technology, Inc. *	55,772	2,345,770
NVIDIA Corp.	30,716	8,096,738
Qorvo, Inc. *(a)	5,698	459,430
QUALCOMM, Inc.	57,408	3,883,651
Skyworks Solutions, Inc.	8,419	752,490
Texas Instruments, Inc.	46,980	4,694,711
Xilinx, Inc.	12,660	986,720

		48,601,740

Software 6.9%
Adobe, Inc. *	24,293	7,731,004
ANSYS, Inc. *(a)	4,364	1,014,499
Autodesk, Inc. *	11,096	1,732,086
Cadence Design Systems, Inc. *	13,996	924,296
Citrix Systems, Inc.	6,308	892,897
Fortinet, Inc. *	6,989	707,077
Intuit, Inc.	13,091	3,010,930
Microsoft Corp.	383,521	60,485,097
NortonLifeLock, Inc.	28,956	541,767
Oracle Corp.	108,872	5,261,784
Paycom Software, Inc. *(a)	2,505	506,035
salesforce.com, Inc. *	44,548	6,414,021
ServiceNow, Inc. *	9,467	2,713,053
Synopsys, Inc. *	7,464	961,288

		92,895,834

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Common Stocks (continued)
	Shares	Value

Specialty Retail 1.7%
Advance Auto Parts, Inc.	3,376	$315,048
AutoZone, Inc. *	1,181	999,126
Best Buy Co., Inc.	11,563	659,091
CarMax, Inc. *	8,263	444,797
Gap, Inc. (The) (a)	11,053	77,813
Home Depot, Inc. (The)	54,862	10,243,284
L Brands, Inc. (a)	12,011	138,847
Lowe’s Cos., Inc.	38,591	3,320,756
O’Reilly Automotive, Inc. *	3,756	1,130,744
Ross Stores, Inc.	18,330	1,594,160
Tiffany & Co.	5,509	713,416
TJX Cos., Inc. (The)	60,962	2,914,593
Tractor Supply Co.	5,996	506,962
Ulta Beauty, Inc. *	2,813	494,244

		23,552,881

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	209,975	53,394,543
Hewlett Packard Enterprise Co.	63,900	620,469
HP, Inc.	75,110	1,303,910
NetApp, Inc.	11,212	467,428
Seagate Technology plc	12,023	586,722
Western Digital Corp.	14,833	617,349
Xerox Holdings Corp.	9,652	182,809

		57,173,230

Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd. *(a)	7,694	83,018
Hanesbrands, Inc. (a)	18,699	147,161
NIKE, Inc., Class B	62,607	5,180,103
PVH Corp.	3,884	146,194
Ralph Lauren Corp. (a)	2,376	158,788
Tapestry, Inc.	14,698	190,339
Under Armour, Inc., Class A *(a)	9,583	88,260
Under Armour, Inc., Class C *(a)	10,369	83,574
VF Corp.	16,666	901,297

		6,978,734

Tobacco 0.7%
Altria Group, Inc.	93,769	3,626,047
Philip Morris International, Inc.	78,158	5,702,408

		9,328,455

Trading Companies & Distributors 0.1%
Fastenal Co.	28,486	890,187
United Rentals, Inc. *(a)	3,674	378,055
WW Grainger, Inc.	2,232	554,652

		1,822,894

Water Utilities 0.1%
American Water Works Co., Inc.	8,989	1,074,725

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	15,890	1,333,171

Total Common Stocks (cost $1,134,274,958)		1,076,937,895

Purchased Options 1.5%
	Principal Amount	Value

Call Options 2.3%
Future Interest Rate Options: 1.5%
U.S. Treasury 30 Year Bond 5/22/20 at USD 166.00 American Style, Notional Amount: USD 80,200,000 Exchange Traded*	802	$11,077,625
U.S. Treasury 30 Year Bond 5/22/20 at USD 168.00 American Style, Notional Amount: USD 80,200,000 Exchange Traded*	802	9,598,937

		20,676,562

Future Equity Index Options: 0.0%†
S&P 500 E-Mini Index 4/17/20 at USD 3,050.00, European Style, Notional Amount: USD 102,220,535 Exchange Traded*	791	43,505

Total Purchased Options (cost $26,467,956)		20,720,067

Short-Term Investments 12.3%
	Principal Amount	Value

U.S. Treasury Obligations 12.3%
U.S. Treasury Bills 0.54% 06/18/2020	$159,000,000	158,968,047
0.12% 02/25/2021	4,379,000	4,374,264
0.08% 09/10/2020	2,138,000	2,136,903

Total Short-Term Investments (cost $165,324,759)		165,479,214

Repurchase Agreements 0.2%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,708,988, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $2,763,166. (b)	2,708,987	2,708,987

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $200,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $204,000. (b)	$200,000	$200,000

Total Repurchase Agreements (cost $2,908,987)		2,908,987

Total Investments (cost $1,328,976,660) — 93.6%		1,266,046,163

Other assets in excess of liabilities — 6.4%		86,345,045

NET ASSETS — 100.0%		$1,352,391,208

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $55,359,463, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,908,987 and by $55,547,544 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $58,456,531.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $2,908,987.

REIT	Real Estate Investment Trust

Currency:

USD	United State Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,974	6/2020	USD	253,629,390	(11,175,896)

					(11,175,896)

Short Contracts
U.S. Treasury Long Bond	(219)	6/2020	USD	(39,214,687)	1,079,993

					1,079,993

					(10,095,903)

At March 31, 2020, the Fund had $8,886,966 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United State Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,076,937,895	$–	$–	$1,076,937,895
Futures Contracts	1,079,993	–	–	1,079,993
Purchased Options	20,720,067	–	–	20,720,067
Repurchase Agreements	–	2,908,987	–	2,908,987
Short-Term Investments	–	165,479,214	–	165,479,214
Total Assets	$1,098,737,955	$168,388,201	$–	$1,267,126,156
Liabilities:
Futures Contracts	$(11,175,896)	$–	$–	$(11,175,896)
Total Liabilities	$(11,175,896)	$–	$–	$(11,175,896)
Total	$1,087,562,059	$168,388,201	$–	$1,255,950,260

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Options

The Fund has long positions in options on equity index futures contracts and bond treasury futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities and bonds. The purchase of call options provides a measure of downside risk control.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options, can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund) (Continued)

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Purchased Options
Equity risk	Investment securities, at value	$43,505
Interest rate risk	Investment securities, at value	20,676,562
Futures Contracts Interest rate risk	Unrealized appreciation from futures contracts	1,079,993
Total		$21,800,060

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(11,175,896)
Total		$(11,175,896)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 98.6%
	Shares	Value

BRAZIL 5.5%
Airlines 0.2%
Azul SA, ADR *(a)	118,239	$1,204,855

Banks 1.6%
Banco Bradesco SA (Preference)	1,270,387	5,078,028
Banco do Brasil SA *	841,600	4,517,277
Itau Unibanco Holding SA, ADR	373,528	1,677,141

		11,272,446

Capital Markets 0.3%
Banco BTG Pactual SA *	330,000	2,111,045

Chemicals 0.2%
Braskem SA (Preference), Class A	425,258	1,409,315

Diversified Consumer Services 0.1%
YDUQS Part	149,452	637,661

Diversified Telecommunication Services 0.9%
Telefonica Brasil SA, ADR	378,548	3,607,562
Telefonica Brasil SA (Preference)	296,280	2,819,624

		6,427,186

Household Durables 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	216,055	587,529

Insurance 0.3%
IRB Brasil Resseguros S/A *	994,546	1,852,775

Metals & Mining 0.8%
Vale SA *	686,201	5,707,667

Road & Rail 0.5%
Rumo SA *	943,500	3,568,017

Specialty Retail 0.2%
C&A Modas Ltda *	1,054,600	1,359,831

Transportation Infrastructure 0.3%
CCR SA	835,900	1,887,013

		38,025,340

CANADA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Parex Resources, Inc. *	270,600	2,288,169

CHILE 0.3%
Electric Utilities 0.3%
Enel Americas SA	15,320,960	1,872,383

CHINA 37.9%
Banks 5.0%
China Construction Bank Corp., Class H	16,881,506	13,759,664
China Merchants Bank Co. Ltd., Class H	1,141,000	5,122,389
Industrial & Commercial Bank of China Ltd., Class H	23,162,000	15,803,620

		34,685,673

Beverages 1.0%
Budweiser Brewing Co. APAC Ltd. Reg. S *(a)(b)	2,662,600	6,841,334

Construction Materials 1.1%
China National Building Material Co. Ltd., Class H	7,256,000	7,876,503

Diversified Consumer Services 1.1%
New Oriental Education & Technology Group, Inc., ADR *	70,254	7,604,293

Entertainment 0.9%
NetEase, Inc., ADR	19,264	6,182,973

Gas Utilities 0.5%
China Gas Holdings Ltd. (a)	1,059,400	3,673,975

Health Care Providers & Services 0.2%
Sinopharm Group Co. Ltd., Class H	607,200	1,359,789

Common Stocks (continued)
	Shares	Value

CHINA (continued)
Hotels, Restaurants & Leisure 1.0%
Huazhu Group Ltd., ADR	169,925	$4,881,945
Xiabuxiabu Catering Management China Holdings Co. Ltd. Reg. S *(a)(b)	2,436,679	1,857,803

		6,739,748

Household Durables 0.3%
Midea Group Co. Ltd., Class A	305,672	2,093,767

Insurance 4.1%
PICC Property & Casualty Co. Ltd., Class H	4,165,000	4,006,088
Ping An Insurance Group Co. of China Ltd., Class H (a)	2,491,213	24,369,438

		28,375,526

Interactive Media & Services 9.5%
58.com, Inc., ADR *	93,951	4,577,293
Autohome, Inc., ADR *	61,713	4,382,857
Baidu, Inc., ADR *	35,520	3,580,061
Tencent Holdings Ltd.	1,075,673	52,451,506

		64,991,717

Internet & Direct Marketing Retail 8.5%
Alibaba Group Holding Ltd., ADR *	264,322	51,405,342
Alibaba Group Holding Ltd. *	117,400	2,761,593
Prosus NV *	24,726	1,713,230
Trip.com Group Ltd., ADR *	103,280	2,421,916

		58,302,081

Leisure Products 0.1%
Goodbaby International Holdings Ltd. *	6,086,000	664,808

Life Sciences Tools & Services 0.3%
Wuxi Biologics Cayman, Inc. Reg. S *(b)	182,500	2,352,710

Machinery 0.8%
Haitian International Holdings Ltd.	1,837,856	3,418,853
Weichai Power Co. Ltd., Class H	1,377,530	2,204,675

		5,623,528

Marine 0.5%
SITC International Holdings Co. Ltd.	3,675,000	3,425,975

Real Estate Management & Development 1.4%
China Overseas Land & Investment Ltd.	1,480,000	4,567,179
China Resources Land Ltd.	1,270,462	5,212,219

		9,779,398

Textiles, Apparel & Luxury Goods 1.0%
ANTA Sports Products Ltd.	188,530	1,362,667
Li Ning Co. Ltd.	387,000	1,122,833
Shenzhou International Group Holdings Ltd.	426,686	4,504,864

		6,990,364

Wireless Telecommunication Services 0.6%
China Mobile Ltd. (a)	511,685	3,865,721

		261,429,883

COLOMBIA 0.3%
Banks 0.3%
Bancolombia SA, ADR	96,629	2,411,860

GEORGIA 0.3%
Banks 0.3%
Bank of Georgia Group plc *	199,869	2,289,613

HONG KONG 0.6%
Machinery 0.6%
Techtronic Industries Co. Ltd.	672,500	4,332,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares	Value

HUNGARY 0.3%
Oil, Gas & Consumable Fuels 0.3%
MOL Hungarian Oil & Gas plc	368,020	$2,168,704

INDIA 7.9%
Auto Components 0.2%
Motherson Sumi Systems Ltd.	1,338,118	1,065,753

Automobiles 0.4%
Maruti Suzuki India Ltd.	46,912	2,629,041

Banks 2.1%
Axis Bank Ltd., GDR Reg. S	102,792	2,590,547
HDFC Bank Ltd., ADR (a)	257,480	9,902,680
Kotak Mahindra Bank Ltd.	158,206	2,677,385

		15,170,612

Biotechnology 0.4%
Biocon Ltd.	682,701	2,441,224

Chemicals 0.5%
UPL Ltd.	739,028	3,158,684

Communications Equipment 0.0%†
Tejas Networks Ltd. Reg. S (b)	605,000	253,582

Construction & Engineering 0.7%
Larsen & Toubro Ltd.	440,245	4,659,719

Diversified Financial Services 0.2%
Bajaj Holdings & Investment Ltd.	52,557	1,249,282

IT Services 1.1%
Infosys Ltd., ADR (a)	496,065	4,072,693
Tata Consultancy Services Ltd.	77,851	1,865,614
Tech Mahindra Ltd.	314,179	2,328,714

		8,267,021

Metals & Mining 0.7%
Hindalco Industries Ltd.	1,904,035	2,408,070
Hindustan Zinc Ltd. *	1,071,587	2,182,724

		4,590,794

Real Estate Management & Development 0.2%
Oberoi Realty Ltd.	301,719	1,315,363

Thrifts & Mortgage Finance 0.9%
Housing Development Finance Corp. Ltd.	296,312	6,328,499

Tobacco 0.5%
ITC Ltd.	1,402,474	3,145,368

		54,274,942

INDONESIA 1.5%
Banks 0.7%
Bank Mandiri Persero Tbk. PT	10,476,100	2,996,056
Bank Rakyat Indonesia Persero Tbk. PT	11,425,700	2,101,049

		5,097,105

Diversified Telecommunication Services 0.6%
Telekomunikasi Indonesia Persero Tbk. PT	8,004,200	1,547,281
Telekomunikasi Indonesia Persero Tbk. PT, ADR	131,218	2,525,947

		4,073,228

Real Estate Management & Development 0.2%
Pakuwon Jati Tbk. PT	57,308,797	1,073,331

		10,243,664

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA, ADR	67,730	816,147

Common Stocks (continued)
	Shares	Value

LUXEMBOURG (continued)
Metals & Mining 0.4%
Ternium SA, ADR	207,363	$2,467,619

		3,283,766

MACAU 1.1%
Hotels, Restaurants & Leisure 1.1%
Sands China Ltd.	2,115,600	7,699,441

MALAYSIA 0.2%
Beverages 0.2%
Heineken Malaysia Bhd.	242,300	1,216,802

MEXICO 3.3%
Banks 0.8%
Grupo Financiero Banorte SAB de CV, Class O (a)	1,977,419	5,418,157

Beverages 0.9%
Arca Continental SAB de CV (a)	672,025	2,708,497
Fomento Economico Mexicano SAB de CV (a)	685,261	4,137,130

		6,845,627

Equity Real Estate Investment Trusts (REITs) 0.3%
PLA Administradora Industrial S de RL de CV	1,874,812	2,073,772

Food Products 0.4%
Gruma SAB de CV, Class B (a)	332,040	2,542,806

Metals & Mining 0.2%
Grupo Mexico SAB de CV Series B (a)	678,715	1,251,428

Transportation Infrastructure 0.7%
Grupo Aeroportuario del Centro Norte SAB de CV	990,574	3,347,637
Grupo Aeroportuario del Pacifico SAB de CV, ADR	28,100	1,515,714

		4,863,351

		22,995,141

NIGERIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
SEPLAT Petroleum Development Co. plc (b)	974,299	700,651

PANAMA 0.4%
Airlines 0.4%
Copa Holdings SA, Class A	62,139	2,814,275

		2,814,275

PERU 1.1%
Banks 1.1%
Credicorp Ltd.	54,598	7,811,336

PHILIPPINES 1.0%
Banks 0.7%
BDO Unibank, Inc.	2,285,265	4,684,989

Real Estate Management & Development 0.3%
Ayala Land, Inc.	3,322,000	1,984,054

		6,669,043

POLAND 0.5%
Entertainment 0.5%
CD Projekt SA	52,947	3,690,693

PORTUGAL 0.4%
Oil, Gas & Consumable Fuels 0.4%
Galp Energia SGPS SA	259,969	2,968,137

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares	Value

RUSSIA 6.0%
Banks 2.0%
Sberbank of Russia PJSC, ADR	663,053	$6,232,698
Sberbank of Russia PJSC, ADR	622,009	5,893,596
Sberbank of Russia PJSC (Preference)	496,872	1,115,401

		13,241,695

Electric Utilities 0.3%
Inter RAO UES PJSC	37,615,030	2,349,985

Food & Staples Retailing 0.4%
X5 Retail Group NV, GDR Reg. S	107,793	2,895,056

Metals & Mining 0.4%
MMC Norilsk Nickel PJSC, ADR	44,702	1,084,471
Severstal PJSC	131,105	1,443,683

		2,528,154

Oil, Gas & Consumable Fuels 2.3%
Lukoil PJSC, ADR	127,920	7,623,906
Lukoil PJSC, ADR	118,504	7,010,697
Novatek PJSC	65,153	758,760

		15,393,363

Professional Services 0.1%
HeadHunter Group plc, ADR	64,568	1,031,151

Road & Rail 0.5%
Globaltrans Investment plc, GDR Reg. S	700,391	3,698,275

		41,137,679

SOUTH AFRICA 3.1%
Diversified Financial Services 0.2%
FirstRand Ltd.	676,335	1,519,511

Industrial Conglomerates 0.3%
Bidvest Group Ltd. (The)	280,734	2,289,652

Insurance 0.2%
Sanlam Ltd.	468,518	1,336,424

Internet & Direct Marketing Retail 1.5%
Naspers Ltd., Class N	69,304	9,846,088

Trading Companies & Distributors 0.1%
Barloworld Ltd.	259,235	934,975

Wireless Telecommunication Services 0.8%
Vodacom Group Ltd.	841,120	5,520,800

		21,447,450

SOUTH KOREA 12.1%
Auto Components 0.2%
Nexen Tire Corp.	218,211	828,710
Woory Industrial Co. Ltd.	45,906	510,738

		1,339,448

Banks 1.0%
KB Financial Group, Inc.	151,362	4,223,310
Shinhan Financial Group Co. Ltd.	111,833	2,602,621

		6,825,931

Chemicals 0.7%
LG Chem Ltd. (Preference)	39,198	4,679,172

Entertainment 0.9%
NCSoft Corp.	11,261	5,961,143

Insurance 0.3%
DB Insurance Co. Ltd.	66,341	1,881,138

Metals & Mining 0.2%
POSCO	10,176	1,335,204

Semiconductors & Semiconductor Equipment 3.6%
SK Hynix, Inc.	367,070	24,831,603

Technology Hardware, Storage & Peripherals 5.2%
Samsung Electronics Co. Ltd.	711,766	27,662,152

Common Stocks (continued)
	Shares	Value

SOUTH KOREA (continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. (Preference)	276,369	$9,021,372

		36,683,524

		83,537,163

TAIWAN 10.3%
Communications Equipment 0.3%
Accton Technology Corp.	373,000	1,978,670

Electronic Equipment, Instruments & Components 2.1%
Chroma ATE, Inc.	1,156,000	4,706,254
Hon Hai Precision Industry Co. Ltd.	1,018,000	2,353,502
Largan Precision Co. Ltd.	32,000	3,978,078
Taiwan Union Technology Corp.	793,000	3,139,991

		14,177,825

Food & Staples Retailing 0.4%
President Chain Store Corp.	294,319	2,754,367

Semiconductors & Semiconductor Equipment 6.6%
Globalwafers Co. Ltd.	296,273	3,279,220
Taiwan Semiconductor Manufacturing Co. Ltd.	2,352,029	20,994,243
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	454,080	21,700,484

		45,973,947

Technology Hardware, Storage & Peripherals 0.4%
Micro-Star International Co. Ltd.	977,000	2,866,194

Wireless Telecommunication Services 0.5%
Far EasTone Telecommunications Co. Ltd.	1,598,000	3,345,111

		71,096,114

THAILAND 1.6%
Banks 0.1%
Kasikornbank PCL	334,178	926,399

Construction Materials 0.1%
Siam Cement PCL (The)	102,400	1,000,514

Oil, Gas & Consumable Fuels 0.6%
PTT PCL	3,914,350	3,666,767

Wireless Telecommunication Services 0.8%
Advanced Info Service PCL	836,256	5,143,756

		10,737,436

TURKEY 0.3%
Wireless Telecommunication Services 0.3%
Turkcell Iletisim Hizmetleri A/S	1,112,131	2,077,069

UNITED KINGDOM 1.7%
Paper & Forest Products 0.6%
Mondi plc	256,280	4,371,390

Personal Products 1.1%
Unilever NV, NYRS	156,928	7,656,517

		12,027,907

Total Common Stocks (cost $856,691,733)		681,246,876

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Repurchase Agreements 1.2%
	Principal Amount	Value
Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,043,028, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $1,063,888.(c)	$1,043,028	$1,043,028
Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $2,040,000.(c)	2,000,000	2,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $3,000,012, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $3,060,001.(c)	3,000,000	3,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,008, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $2,040,000.(c)	2,000,000	2,000,000

Total Repurchase Agreements (cost $8,043,028)		8,043,028

Total Investments (cost $864,734,761) — 99.8%		689,289,904

Other assets in excess of liabilities — 0.2%		1,644,013

NET ASSETS — 100.0%		$690,933,917

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $14,913,153, which was collateralized by cash used to purchase repurchase agreements with a total value of $8,043,028 and by $7,730,326 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 5/14/2020 – 11/15/2049, a total value of $15,773,354.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $12,006,080 which represents 1.74% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $8,043,028.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Emerging Markets Fund (Continued)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Emerging Markets Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$4,019,131	$–	$–	$4,019,131
Auto Components	–	2,405,201	–	2,405,201
Automobiles	–	2,629,041	–	2,629,041
Banks	43,049,177	66,786,638	–	109,835,815
Beverages	6,845,627	8,058,136	–	14,903,763
Biotechnology Common Stocks	–	2,441,224	–	2,441,224
Capital Markets	2,111,045	–	–	2,111,045
Chemicals	1,409,315	7,837,856	–	9,247,171
Communications Equipment	–	2,232,252	–	2,232,252
Construction & Engineering	–	4,659,719	–	4,659,719
Construction Materials	–	8,877,017	–	8,877,017
Diversified Consumer Services	8,241,954	–	–	8,241,954
Diversified Financial Services	–	2,768,793	–	2,768,793
Diversified Telecommunication Services	8,953,133	1,547,281	–	10,500,414
Electric Utilities	1,872,383	2,349,985	–	4,222,368
Electronic Equipment, Instruments & Components	–	14,177,825	–	14,177,825
Energy Equipment & Services	816,147	–	–	816,147
Entertainment	6,182,973	9,651,836	–	15,834,809

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Emerging Markets Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (Continued)
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs)	$2,073,772	$–	$–	$2,073,772
Food & Staples Retailing	–	5,649,423	–	5,649,423
Food Products	2,542,806	–	–	2,542,806
Gas Utilities	–	3,673,975	–	3,673,975
Health Care Providers & Services	–	1,359,789	–	1,359,789
Hotels, Restaurants & Leisure	4,881,945	9,557,244	–	14,439,189
Household Durables	587,529	2,093,767	–	2,681,296
Industrial Conglomerates	–	2,289,652	–	2,289,652
Insurance	1,852,775	31,593,089	–	33,445,864
Interactive Media & Services	12,540,211	52,451,507	–	64,991,718
Internet & Direct Marketing Retail	53,827,258	14,320,910	–	68,148,168
IT Services	4,072,693	4,194,328	–	8,267,021
Leisure Products	–	664,808	–	664,808
Life Sciences Tools & Services	–	2,352,710	–	2,352,710
Machinery	–	9,955,743	–	9,955,743
Marine	–	3,425,975	–	3,425,975
Metals & Mining	10,511,186	7,369,681	–	17,880,867
Oil, Gas & Consumable Fuels	9,298,866	17,886,925	–	27,185,791
Paper & Forest Products	–	4,371,390	–	4,371,390
Personal Products	7,656,517	–	–	7,656,517
Professional Services	1,031,151	–	–	1,031,151
Real Estate Management & Development	–	14,152,146	–	14,152,146
Road & Rail	3,568,017	3,698,275	–	7,266,292
Semiconductors & Semiconductor Equipment	21,700,483	49,105,065	–	70,805,548
Specialty Retail	1,359,831	–	–	1,359,831
Technology Hardware, Storage & Peripherals	–	39,549,719	–	39,549,719
Textiles, Apparel & Luxury Goods	–	6,990,364	–	6,990,364
Thrifts & Mortgage Finance	–	6,328,499	–	6,328,499
Tobacco	–	3,145,368	–	3,145,368
Trading Companies & Distributors	–	934,975	–	934,975
Transportation Infrastructure	6,750,364	–	–	6,750,364
Wireless Telecommunication Services	–	19,952,456	–	19,952,456

Total Common Stocks	$227,756,289	$453,490,587	$–	$681,246,876

Repurchase Agreements	$–	$8,043,028	$–	$8,043,028

Total	$227,756,289	$461,533,615	$–	$689,289,904

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Government Bond Fund

Asset-Backed Securities 9.1%

	Principal Amount	Value
Automobiles 2.7%
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 2/15/2028(a)	$4,615,384	$4,580,850
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	604,894	603,574
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	4,999,999	4,740,834
Series 2019-1A, Class A2, 3.21%, 2/15/2024(a)	4,500,000	4,234,452

		14,159,710

Other 6.4%
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026(a)	8,835,788	8,948,140
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T2, Class AT2, 2.52%, 8/15/2053(a)	5,490,000	5,137,647
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	6,605,000	6,304,272
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2, Class AT2, 2.32%, 10/15/2052(a)	1,340,000	1,294,039
Towd Point Mortgage Trust
Series 2018-6, Class A2, 3.75%, 3/25/2058(a)(b)	5,900,000	5,551,405
Series 2018-3, Class A2, 3.88%, 5/25/2058(a)(b)	5,900,000	5,704,610

		32,940,113

Total Asset-Backed Securities (cost $49,827,970)		47,099,823

Collateralized Mortgage Obligations 8.0%

	Principal Amount	Value
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(a)(b)	1,493,500	1,480,444
FHLMC REMICS, Series 2985, Class JR, 4.50%, 6/15/2025	2,317,142	2,441,114
FNMA REMICS
Series 2003-64, Class HQ, 5.00%, 7/25/2023	644,754	676,469
Series 1993-149, Class M, 7.00%, 8/25/2023	173,274	185,647
Series 2005-40, Class YG, 5.00%, 5/25/2025	2,194,047	2,317,725
Series 2015-92, Class PA, 2.50%, 12/25/2041	5,453,058	5,685,402
Series 2013-59, Class MX, 2.50%, 9/25/2042	19,665,550	20,394,690
Series 2015-88, Class JA, 2.50%, 12/25/2045	3,877,486	4,047,926
New Residential Mortgage Loan Trust
Series 2017-2A, Class A4, 4.00%, 3/25/2057(a)(b)	1,531,617	1,578,656

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
New Residential Mortgage Loan Trust (continued)
Series 2017-6A, Class B1, 3.85%, 8/27/2057(a)(b)	$2,535,870	$2,476,300

Total Collateralized Mortgage Obligations (cost $40,126,175)		41,284,373

Corporate Bonds 7.2%

	Principal Amount	Value

Diversified Financial Services 7.2%
Private Export Funding Corp.,
Series II, 2.05%, 11/15/2022	5,000,000	5,157,534
Series GG, 2.45%, 7/15/2024	5,500,000	5,824,285
1.75%, 11/15/2024	10,000,000	10,420,188
Series NN, 3.25%, 6/15/2025	14,000,000	15,908,722

Total Corporate Bonds (cost $34,408,467)		37,310,729

Mortgage-Backed Securities 37.1%

	Principal Amount	Value
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047	8,524,275	9,149,254
Pool# Q54414
4.00%, 2/1/2048	20,756,162	22,235,633
Pool# G08881
3.50%, 6/1/2049	7,835,547	8,265,830
FHLMC Non Gold Pool Pool# 847558,
4.92%, 6/1/2035 (b)	953,431	976,445
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035	7,301,465	7,649,833
Pool# SD8025
3.50%, 11/1/2049	14,536,554	15,332,729
Pool# SD8030
3.00%, 12/1/2049	5,930,759	6,214,983
Pool# SD8050
3.00%, 3/1/2050	7,971,778	8,359,018
FNMA Pool
Pool# 745684
3.93%, 4/1/2034(b)	2,129,176	2,146,233
Pool# 790760
3.79%, 9/1/2034(b)	842,706	858,060
Pool# 799144
3.41%, 4/1/2035(b)	299,565	302,539
Pool# 822705
4.23%, 4/1/2035(b)	289,776	291,488
Pool# 783609
4.32%, 5/1/2035(b)	485,636	489,725
Pool# 821377
4.40%, 5/1/2035(b)	300,317	302,767
Pool# 815217
4.43%, 5/1/2035(b)	726,589	733,003
Pool# 826181
4.26%, 7/1/2035(b)	791,762	808,369

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Government Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 873932
6.31%, 8/1/2036	$6,559,501	$6,882,552
Pool# 745866
4.39%, 9/1/2036(b)	3,198,447	3,200,606
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047	25,220,043	26,590,747
Pool# CA1564
4.50%, 4/1/2048	5,239,285	5,644,256
Pool# MA3383
3.50%, 6/1/2048	18,320,665	19,395,404
Pool# MA3414
3.50%, 7/1/2048	14,103,216	14,900,424
Pool# BM5267
4.50%, 12/1/2048	10,823,880	11,667,044
Pool# MA3664
4.00%, 5/1/2049	7,263,382	7,733,255
Pool# MA3746
4.00%, 8/1/2049	7,028,537	7,491,411
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025	141,794	148,965
Pool# 682492
3.50%, 10/15/2025	374,051	392,967
Pool# 719433
3.50%, 10/15/2025	305,590	321,044
Pool# 682497
3.50%, 11/15/2025	496,804	521,927
Pool# 733504
3.50%, 11/15/2025	471,674	495,527
Pool# 749618
3.50%, 11/15/2025	292,612	307,410
Pool# 740930
3.50%, 11/15/2025	267,766	281,307
Pool# 742371
3.50%, 11/15/2025	119,111	125,135
Pool# 750403
3.50%, 11/15/2025	80,165	84,219
Pool# 705178
3.50%, 11/15/2025	70,973	74,562
Pool# 755650
3.50%, 12/15/2025	1,430,556	1,502,901
Pool# 682502
3.50%, 12/15/2025	421,356	442,665

Total Mortgage-Backed Securities (cost $184,957,364)		192,320,237

U.S. Government Agency Securities 24.3%

	Principal Amount	Value
FFCB
2.54%, 4/5/2021	15,000,000	15,346,288
2.75%, 11/6/2026	2,000,000	2,257,407
2.43%, 9/13/2027	22,000,000	24,367,637
1.95%, 11/27/2029	1,500,000	1,577,678
3.19%, 3/9/2033	2,475,000	3,031,778
FHLB
2.75%, 12/11/2026	11,500,000	12,947,247
3.00%, 12/11/2026	10,000,000	11,351,370
2.13%, 12/14/2029	2,590,000	2,747,713

U.S. Government Agency Securities (continued)

	Principal Amount	Value
Hashemite Kingdom of Jordan
2.58%, 6/30/2022	$2,000,000	$2,069,945
3.00%, 6/30/2025	2,125,000	2,321,737
Republic of Iraq AID Bond, 2.15%, 1/18/2022	10,000,000	10,321,080
Tennessee Valley Authority, 7.13%, 5/1/2030(c)	20,721,000	31,112,798
Ukraine Government AID Bond, 1.47%, 9/29/2021	6,000,000	6,097,095

Total U.S. Government Agency Securities (cost $114,836,939)		125,549,773

U.S. Treasury Obligations 13.1%

	Principal Amount	Value
U.S. Treasury Bonds
3.13%, 11/15/2041 (c)	7,100,000	9,699,820
2.50%, 2/15/2046	13,000,000	16,388,125
2.25%, 8/15/2046	8,500,000	10,260,430
U.S. Treasury Inflation Linked Notes, 1.13%, 1/15/2021 (d)	3,500,000	4,088,049
U.S. Treasury Notes
2.00%, 8/15/2025	3,000,000	3,248,320
1.63%, 2/15/2026	5,000,000	5,324,805
1.63%, 5/15/2026 (e)	15,000,000	16,008,399
2.88%, 5/15/2028	2,500,000	2,947,656

Total U.S. Treasury Obligations (cost $57,386,157)		67,965,604

Repurchase Agreements 1.6%

	Principal Amount	Value
Bank of America NA 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $314,791, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $321,086. (f)	$314,790	314,790
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $8,000,032, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $8,160,002. (f)	8,000,000	8,000,000

Total Repurchase Agreements (cost $8,314,790)		8,314,790

Total Investments
(cost $489,857,862) — 100.4%		519,845,329

Liabilities in excess of other assets — (0.4)%		(1,903,946)

NET ASSETS — 100.0%		$517,941,383

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Government Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at
March 31, 2020 was $52,635,223 which represents 10.16% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(c)	The security or a portion of this security is on loan at March 31, 2020.
The total value of securities on loan at March 31, 2020 was
$17,777,947, which was collateralized by cash used to purchase repurchase agreements with a total value of $8,314,790 and by
$10,106,533 of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 3.75%, and maturity dates ranging from 1/31/2022 – 2/15/2046, a total value of
$18,421,323.
(d)	Principal amounts are not adjusted for inflation.
(e)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of
March 31, 2020 was $8,314,790.

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	123	6/2020	USD	15,419,203	487,853
U.S. Treasury Ultra Bond	139	6/2020	USD	30,840,625	2,235,995

					2,723,848

Short Contracts
U.S. Treasury 10 Year Note	(157)	6/2020	USD	(21,773,938)	(950,963)
U.S. Treasury 10 Year Ultra Bond	(98)	6/2020	USD	(15,291,062)	(854,673)
U.S. Treasury Long Bond	(23)	6/2020	USD	(4,118,437)	(299,235)

					(2,104,871)

					618,977

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$47,099,823	$–	$47,099,823
Collateralized Mortgage Obligations	–	41,284,373	–	41,284,373
Corporate Bonds	–	37,310,729	–	37,310,729
Futures Contracts	2,723,848	–	–	2,723,848
Mortgage-Backed Securities	–	192,320,237	–	192,320,237
Repurchase Agreements	–	8,314,790	–	8,314,790
U.S. Government Agency Securities	–	125,549,773	–	125,549,773
U.S. Treasury Obligations	–	67,965,604	–	67,965,604

Total Assets	$2,723,848	$519,845,329	$–	$522,569,177

Liabilities:
Futures Contracts	$(2,104,871)	$–	$–	$(2,104,871)

Total Liabilities	$(2,104,871)	$–	$–	$(2,104,871)

Total	$618,977	$519,845,329	$–	$520,464,306

Amounts designated as “–” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Government Bond Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$2,723,848
Total		$2,723,848
Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(2,104,871)
Total		$(2,104,871)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund

Common Stocks 97.2%
	Shares	Value

AUSTRALIA 8.2%
Airlines 0.2%
Qantas Airways Ltd.	1,110,612	$2,178,423

Banks 0.3%
Commonwealth Bank of Australia	94,655	3,575,349

Beverages 0.1%
Coca-Cola Amatil Ltd.	269,407	1,488,984

Biotechnology 0.5%
CSL Ltd.	33,201	6,022,760

Capital Markets 0.7%
ASX Ltd.	80,276	3,871,578
Magellan Financial Group Ltd.	190,927	5,038,108

		8,909,686

Commercial Services & Supplies 0.2%
Brambles Ltd.	433,613	2,861,626

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	1,243,215	2,372,775
TPG Telecom Ltd.	91,314	395,467

		2,768,242

Equity Real Estate Investment Trusts (REITs) 0.3%
Charter Hall Group	341,264	1,420,145
Goodman Group	296,845	2,267,716

		3,687,861

Food & Staples Retailing 0.7%
Coles Group Ltd.	146,415	1,385,285
Woolworths Group Ltd.	318,196	6,952,574

		8,337,859

Health Care Providers & Services 0.2%
Sonic Healthcare Ltd.	201,451	3,016,968

Insurance 0.3%
AUB Group Ltd.	33,142	195,895
QBE Insurance Group Ltd.	556,318	3,039,549

		3,235,444

Metals & Mining 3.2%
BHP Group Ltd.	504,376	9,169,514
BHP Group plc	707,768	10,947,008
Fortescue Metals Group Ltd.	469,910	2,870,105
Regis Resources Ltd.	123,517	276,159
Rio Tinto Ltd.	176,304	9,332,406
Rio Tinto plc, ADR (a)	117,987	5,375,488

		37,970,680

Multiline Retail 0.5%
Harvey Norman Holdings Ltd. (a)	227,085	409,646
Wesfarmers Ltd.	258,177	5,559,593

		5,969,239

Multi-Utilities 0.1%
AGL Energy Ltd.	164,297	1,759,471

Oil, Gas & Consumable Fuels 0.6%
Beach Energy Ltd.	1,168,729	855,834
Santos Ltd.	710,126	1,539,325
Woodside Petroleum Ltd. (a)	411,443	4,584,316

		6,979,475

Road & Rail 0.1%
Aurizon Holdings Ltd.	522,234	1,352,885

		100,114,952

BELGIUM 1.4%
Biotechnology 0.3%
Galapagos NV *	18,870	3,744,234

Diversified Financial Services 0.3%
Groupe Bruxelles Lambert SA (a)	34,243	2,694,444

Common Stocks (continued)
	Shares	Value

BELGIUM (continued)
Diversified Financial Services (continued)
KBC Ancora	12,480	$351,324

		3,045,768

Food & Staples Retailing 0.0%†
Colruyt SA	10,196	552,869

Insurance 0.2%
Ageas	57,723	2,401,873

Pharmaceuticals 0.6%
UCB SA	77,292	6,711,553

		16,456,297

CAMBODIA 0.1%
Hotels, Restaurants & Leisure 0.1%
NagaCorp Ltd.	1,376,000	1,394,609

CHINA 0.3%
Food Products 0.1%
Tingyi Cayman Islands Holding Corp.	390,000	635,376
Want Want China Holdings Ltd. (a)	580,000	418,445

		1,053,821

Gas Utilities 0.2%
ENN Energy Holdings Ltd.	229,500	2,207,102

		3,260,923

DENMARK 2.8%
Electrical Equipment 0.8%
Vestas Wind Systems A/S	126,404	10,289,604

Pharmaceuticals 2.0%
Novo Nordisk A/S, Class B	394,940	23,823,350

		34,112,954

FINLAND 0.3%
Electric Utilities 0.2%
Fortum OYJ	170,147	2,501,728

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	38,659	1,309,438

Paper & Forest Products 0.0%†
Metsa Board OYJ *	55,392	302,449

		4,113,615

FRANCE 11.8%
Aerospace & Defense 0.5%
Airbus SE	43,653	2,832,349
Safran SA *	31,980	2,810,915

		5,643,264

Banks 0.6%
BNP Paribas SA	252,343	7,606,938

Construction & Engineering 0.3%
Bouygues SA	58,491	1,716,450
Eiffage SA	25,137	1,780,256

		3,496,706

Diversified Telecommunication Services 0.0%†
Orange SA	14,348	177,890

Electric Utilities 0.1%
Electricite de France SA	201,826	1,591,656

Electrical Equipment 2.0%
Legrand SA	157,239	10,104,125
Schneider Electric SE	170,726	14,699,264

		24,803,389

Equity Real Estate Investment Trusts (REITs) 0.3%
Gecina SA	23,376	3,101,041

Food Products 1.0%
Danone SA	191,695	12,363,302

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Insurance 0.0%†
SCOR SE	25,021	$551,302

IT Services 0.8%
Capgemini SE	103,672	8,770,097
Sopra Steria Group	4,588	503,326

		9,273,423

Life Sciences Tools & Services 0.4%
Sartorius Stedim Biotech	22,379	4,494,122

Machinery 0.0%†
Alstom SA	12,893	539,581

Media 0.5%
Publicis Groupe SA	215,664	6,187,409

Oil, Gas & Consumable Fuels 0.7%
TOTAL SA	212,134	8,226,448

Pharmaceuticals 1.6%
Sanofi	226,295	19,923,197

Professional Services 0.1%
Bureau Veritas SA	88,010	1,672,860

Specialty Retail 0.0%†
Maisons du Monde SA Reg. S (a)(b)	28,458	227,726

Textiles, Apparel & Luxury Goods 2.8%
EssilorLuxottica SA	62,552	6,748,733
Hermes International	12,081	8,343,882
LVMH Moet Hennessy Louis Vuitton SE	48,912	18,155,913

		33,248,528

Trading Companies & Distributors 0.1%
Rexel SA	96,397	718,319

		143,847,101

GERMANY 7.9%
Aerospace & Defense 0.1%
MTU Aero Engines AG	4,706	689,442

Air Freight & Logistics 1.0%
Deutsche Post AG (Registered)	420,467	11,600,889

Auto Components 0.4%
Hella GmbH & Co. KGaA	13,015	380,149
Schaeffler AG (Preference)	668,723	4,114,979

		4,495,128

Capital Markets 1.0%
Deutsche Boerse AG	83,550	11,477,118
DWS Group GmbH & Co. KGaA Reg. S (b)	5,223	129,489

		11,606,607

Chemicals 0.3%
BASF SE	48,236	2,331,417
Evonik Industries AG	73,217	1,563,329
Symrise AG	3,610	341,887

		4,236,633

Construction Materials 0.4%
HeidelbergCement AG	104,793	4,570,507

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG (Registered)	307,368	4,069,720

Health Care Providers & Services 0.8%
Fresenius Medical Care AG & Co. KGaA	112,853	7,527,699
Fresenius SE & Co. KGaA	71,881	2,701,196

		10,228,895

Household Products 0.5%
Henkel AG & Co. KGaA	11,289	850,703
Henkel AG & Co. KGaA (Preference)	69,978	5,706,650

		6,557,353

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Industrial Conglomerates 0.3%
Siemens AG (Registered)	44,024	$3,789,074

Insurance 1.4%
Allianz SE (Registered)	38,574	6,649,447
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	56,336	11,388,008
Talanx AG	9,142	314,956

		18,352,411

Interactive Media & Services 0.1%
Scout24 AG Reg. S (b)	11,970	720,612

Internet & Direct Marketing Retail 0.1%
HelloFresh SE *	24,790	833,563
Rocket Internet SE Reg. S *(b)	12,635	258,728

		1,092,291

IT Services 0.3%
Bechtle AG	2,919	381,059
CANCOM SE	65,506	2,810,138

		3,191,197

Machinery 0.1%
Jungheinrich AG (Preference)	47,337	735,316

Personal Products 0.1%
Beiersdorf AG	11,932	1,214,122

Pharmaceuticals 0.0%†
Bayer AG (Registered)	2,370	139,120

Semiconductors & Semiconductor Equipment 0.1%
Siltronic AG	14,838	1,111,955

Software 0.3%
Nemetschek SE	59,177	2,983,139
Software AG	9,452	284,211

		3,267,350

Specialty Retail 0.2%
Fielmann AG	32,835	1,931,124

Textiles, Apparel & Luxury Goods 0.1%
adidas AG	6,606	1,519,696

Trading Companies & Distributors 0.0%†
Kloeckner & Co. SE	149,384	549,896

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	13,354	283,884
Freenet AG	16,359	292,857
		576,741

		96,246,079

HONG KONG 1.6%
Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	113,900	3,420,557

Electric Utilities 0.2%
CLP Holdings Ltd.	328,000	3,014,860

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	91,200	770,396

Food Products 0.7%
WH Group Ltd. Reg. S (b)	8,677,500	8,058,263

Insurance 0.2%
AIA Group Ltd.	299,000	2,689,894

Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	205,000	1,115,248

Road & Rail 0.0%†
MTR Corp. Ltd.	91,000	468,567

		19,537,785

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

ISRAEL 0.1%
Diversified Financial Services 0.1%
Plus500 Ltd.	119,186	$1,595,828

ITALY 3.2%
Automobiles 0.1%
Ferrari NV	10,741	1,669,433

Banks 1.2%
Intesa Sanpaolo SpA	6,224,324	10,159,688
Mediobanca Banca di Credito Finanziario SpA	636,239	3,507,619

		13,667,307

Capital Markets 0.6%
Azimut Holding SpA	274,019	3,954,957
Banca Generali SpA	142,178	2,982,503

		6,937,460

Construction Materials 0.2%
Buzzi Unicem SpA	160,239	2,930,526

Diversified Financial Services 0.2%
Banca Mediolanum SpA	452,059	2,306,137

Independent Power and Renewable Electricity Producers 0.0%†
Falck Renewables SpA	83,753	439,216

Insurance 0.6%
Poste Italiane SpA Reg. S (b)	806,117	6,828,513

IT Services 0.0%†
Reply SpA	3,240	198,206

Multi-Utilities 0.3%
A2A SpA	1,499,884	1,866,032
Hera SpA (a)	334,327	1,200,829
Iren SpA	159,059	393,483

		3,460,344

		38,437,142

JAPAN 24.2%
Auto Components 0.2%
Bridgestone Corp.	64,100	1,972,561

Automobiles 0.1%
Isuzu Motors Ltd.	20,400	135,032
Subaru Corp.	14,900	286,075
Suzuki Motor Corp.	22,400	535,984
		957,091
Banks 0.9%
Mizuho Financial Group, Inc.	9,159,000	10,482,221

Building Products 0.7%
AGC, Inc.	114,200	2,806,753
LIXIL Group Corp. (a)	429,300	5,338,358

		8,145,111

Capital Markets 0.1%
Nomura Holdings, Inc.	212,400	899,778

Chemicals 0.0%†
Tosoh Corp.	34,200	389,105

Commercial Services & Supplies 2.2%
Dai Nippon Printing Co. Ltd. (a)	390,900	8,325,716
Secom Co. Ltd. (a)	137,300	11,415,445
Toppan Printing Co. Ltd.	427,700	6,555,011

		26,296,172

Construction Materials 0.0%†
Sumitomo Osaka Cement Co. Ltd.	19,100	573,199

Distributors 0.0%†
Doshisha Co. Ltd.	26,200	310,843

Diversified Consumer Services 0.1%
Benesse Holdings, Inc.	25,100	639,260

Diversified Financial Services 0.7%
ORIX Corp.	683,700	8,221,734

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.	282,600	$6,706,159

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	187,000	2,636,253
Okinawa Electric Power Co., Inc. (The) (a)	47,900	883,326

		3,519,579

Electrical Equipment 0.1%
Ushio, Inc.	95,200	910,629

Electronic Equipment, Instruments & Components 0.6%
Hitachi Ltd.	61,300	1,784,433
Ibiden Co. Ltd.	56,100	1,228,946
Macnica Fuji Electronics Holdings, Inc.	41,900	520,043
TDK Corp. (a)	55,200	4,271,448

		7,804,870

Entertainment 0.7%
DeNA Co. Ltd. (a)	75,200	823,692
Konami Holdings Corp. (a)	174,700	5,355,933
Nexon Co. Ltd.	109,700	1,794,329

		7,973,954

Food & Staples Retailing 2.2%
Cawachi Ltd.	12,600	276,060
Create SD Holdings Co. Ltd.	24,900	627,985
FamilyMart Co. Ltd. (a)	67,700	1,212,170
Matsumotokiyoshi Holdings Co. Ltd. (a)	203,600	7,462,024
Qol Holdings Co. Ltd.	26,300	322,501
Seven & i Holdings Co. Ltd.	321,300	10,610,083
Sugi Holdings Co. Ltd.	21,300	1,140,920
Sundrug Co. Ltd.	103,200	3,312,160
Welcia Holdings Co. Ltd.	29,700	2,091,044

		27,054,947

Food Products 0.4%
Ajinomoto Co., Inc.	34,400	640,962
Fuji Oil Holdings, Inc. (a)	91,500	2,190,764
Nisshin Oillio Group Ltd. (The)	50,700	1,724,633
Nisshin Seifun Group, Inc. (a)	25,000	417,290

		4,973,649

Gas Utilities 0.0%†
Tokyo Gas Co. Ltd.	24,500	580,454

Health Care Equipment & Supplies 0.4%
Hoya Corp. (a)	40,300	3,427,874
Olympus Corp.	60,300	870,276

		4,298,150

Health Care Providers & Services 0.0%†
Alfresa Holdings Corp. (a)	14,800	276,060

Household Durables 1.2%
Casio Computer Co. Ltd. (a)	133,500	1,872,740
Nikon Corp. (a)	644,000	5,948,874
Panasonic Corp.	138,400	1,056,511
Sekisui Chemical Co. Ltd.	88,100	1,168,462
Sekisui House Ltd.	112,400	1,857,560
Sony Corp.	52,700	3,132,657

		15,036,804

Insurance 0.0%†
MS&AD Insurance Group Holdings, Inc.	5,100	142,847
Tokio Marine Holdings, Inc.	9,100	417,349

		560,196

IT Services 2.7%
DTS Corp.	45,800	796,956
Fujitsu Ltd.	132,000	11,911,558
Ines Corp.	21,100	264,157
JBCC Holdings, Inc.	15,600	241,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
IT Services (continued)
Nomura Research Institute Ltd.	322,200	$6,807,856
NTT Data Corp. (a)	648,500	6,237,288
Otsuka Corp.	24,800	1,061,060
TIS, Inc. (a)	295,200	4,879,164
TKC Corp.	6,400	287,857
Transcosmos, Inc.	42,200	747,514
Zuken, Inc. (a)	8,900	188,597

		33,423,233

Leisure Products 0.2%
Furyu Corp.	21,500	164,128
Sankyo Co. Ltd.	9,400	273,971
Sega Sammy Holdings, Inc.	210,400	2,561,815

		2,999,914

Life Sciences Tools & Services 0.0%†
EPS Holdings, Inc.	42,100	439,996

Machinery 0.2%
Mitsubishi Heavy Industries Ltd.	68,300	1,727,436
Noritake Co. Ltd.	12,300	391,788

		2,119,224

Marine 0.5%
Nippon Yusen KK	530,900	6,311,268

Media 0.3%
Dentsu Group, Inc.	213,800	4,122,068

Metals & Mining 0.0%†
Nippon Light Metal Holdings Co. Ltd. (a)	333,000	520,523

Multiline Retail 0.0%†
Pan Pacific International Holdings Corp.	8,700	165,211

Pharmaceuticals 3.7%
Astellas Pharma, Inc.	804,900	12,459,984
Chugai Pharmaceutical Co. Ltd.	44,700	5,174,085
Eisai Co. Ltd. (a)	8,600	631,238
Ono Pharmaceutical Co. Ltd.	111,500	2,566,573
Otsuka Holdings Co. Ltd.	270,600	10,593,841
Santen Pharmaceutical Co. Ltd.	194,800	3,355,240
Sawai Pharmaceutical Co. Ltd.	9,600	513,725
Shionogi & Co. Ltd.	181,600	8,935,823

		44,230,509

Real Estate Management & Development 1.2%
Daito Trust Construction Co. Ltd.	16,200	1,510,982
Daiwa House Industry Co. Ltd.	362,200	8,970,559
Open House Co. Ltd.	75,000	1,542,631
Sumitomo Realty & Development Co. Ltd.	83,900	2,044,908

		14,069,080

Road & Rail 0.1%
East Japan Railway Co.	8,800	666,817
Nikkon Holdings Co. Ltd.	11,200	219,368

		886,185

Semiconductors & Semiconductor Equipment 0.5%
SCREEN Holdings Co. Ltd. (a)	65,100	2,404,064
Tokyo Electron Ltd.	1,600	300,863
Tokyo Seimitsu Co. Ltd.	90,700	2,579,454
Yamaichi Electronics Co. Ltd. (a)	105,800	1,353,541

		6,637,922

Specialty Retail 0.4%
Autobacs Seven Co. Ltd. (a)	77,400	893,505
DCM Holdings Co. Ltd.	85,700	793,202
Yamada Denki Co. Ltd. *(a)	902,000	3,601,637

		5,288,344

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Technology Hardware, Storage & Peripherals 0.7%
FUJIFILM Holdings Corp.	173,100	$8,688,606

Trading Companies & Distributors 0.1%
Nagase & Co. Ltd.	55,200	653,881

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	20,900	353,559

Wireless Telecommunication Services 2.1%
KDDI Corp.	286,100	8,456,566
NTT DOCOMO, Inc.	184,700	5,806,075
Softbank Corp. (a)	415,700	5,291,435
SoftBank Group Corp.	184,600	6,464,140
		26,018,216

		295,510,265

LUXEMBOURG 0.1%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE (a)	1,759	871,969

NETHERLANDS 4.7%
Chemicals 0.4%
Akzo Nobel NV	13,444	886,314
Koninklijke DSM NV	30,294	3,442,434

		4,328,748

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	573,202	1,371,058

Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize NV	487,626	11,412,057

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell plc, Class A (a)	447,703	8,000,195
Royal Dutch Shell plc, Class B, ADR (a)	199,700	6,522,202

		14,522,397

Professional Services 0.7%
Wolters Kluwer NV	118,966	8,458,461

Semiconductors & Semiconductor Equipment 1.4%
ASM International NV	73,913	7,395,438
ASML Holding NV	27,300	7,255,264
NXP Semiconductors NV	32,438	2,690,083
		17,340,785

		57,433,506

NEW ZEALAND 0.1%
Health Care Equipment & Supplies 0.0%†
Fisher & Paykel Healthcare Corp. Ltd.	20,148	365,238

Independent Power and Renewable Electricity Producers 0.1%
Meridian Energy Ltd.	160,034	378,610

		743,848

NORWAY 1.1%
Banks 0.6%
DNB ASA	641,566	7,195,303

Food Products 0.5%
Leroy Seafood Group ASA (a)	414,474	2,036,908
Orkla ASA	267,202	2,286,564
Salmar ASA	50,408	1,682,917

		6,006,389

Multiline Retail 0.0%†
Europris ASA Reg. S (b)	97,072	283,497

		13,485,189

PORTUGAL 0.5%
Electric Utilities 0.5%
EDP - Energias de Portugal SA	1,368,462	5,498,811

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

SINGAPORE 1.3%
Banks 0.5%
DBS Group Holdings Ltd.	531,600	$6,950,760

Capital Markets 0.4%
Singapore Exchange Ltd.	784,000	5,048,095

Food Products 0.4%
Wilmar International Ltd.	1,888,400	4,271,342

		16,270,197

SPAIN 1.8%
Banks 0.3%
Banco Santander SA	2,185,434	5,319,236

Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg. S (b)	75,216	3,423,581

Electric Utilities 0.1%
Iberdrola SA	68,361	674,997

Electrical Equipment 0.2%
Siemens Gamesa Renewable Energy SA (a)	150,338	2,262,062

Equity Real Estate Investment Trusts (REITs) 0.1%
Inmobiliaria Colonial Socimi SA	77,593	735,518

Food Products 0.1%
Viscofan SA (a)	23,083	1,264,742

IT Services 0.3%
Amadeus IT Group SA	70,838	3,359,524

Metals & Mining 0.1%
Acerinox SA	237,769	1,623,127

Transportation Infrastructure 0.3%
Aena SME SA Reg. S (b)	28,264	3,084,510

		21,747,297

SWEDEN 3.3%
Auto Components 0.1%
Dometic Group AB (a)(b)	148,083	660,460

Diversified Financial Services 0.4%
Investor AB, Class B	71,360	3,282,157
Kinnevik AB, Class B	97,236	1,615,887

		4,898,044

Diversified Telecommunication Services 0.3%
Telia Co. AB	922,557	3,318,545

Hotels, Restaurants & Leisure 0.0%†
Evolution Gaming Group AB Reg. S (a)(b)	17,095	582,043

Household Durables 0.1%
Electrolux AB Series B	131,052	1,631,952

Household Products 0.2%
Essity AB, Class B	74,505	2,297,534

Machinery 1.3%
Sandvik AB	647,359	9,193,334
Volvo AB, Class B	611,221	7,349,757

		16,543,091

Metals & Mining 0.2%
Boliden AB	131,433	2,396,124

Tobacco 0.6%
Swedish Match AB (a)	120,367	6,885,230

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	116,317	1,563,092

		40,776,115

SWITZERLAND 9.6%
Construction Materials 0.6%
LafargeHolcim Ltd. (Registered) *	194,706	7,117,822

Electronic Equipment, Instruments & Components 0.3%
Landis+Gyr Group AG *(a)	45,799	3,156,697

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)
Food Products 3.2%
Chocoladefabriken Lindt & Spruengli AG	270	$2,281,103
Nestle SA (Registered)	355,620	36,653,121

		38,934,224

Health Care Equipment & Supplies 0.6%
Sonova Holding AG (Registered)	40,988	7,399,816

Insurance 0.6%
Swiss Life Holding AG (Registered)	22,803	7,763,727

Pharmaceuticals 4.3%
Novartis AG (Registered)	268,478	22,188,375
Roche Holding AG	92,839	30,183,261

		52,371,636

		116,743,922

UNITED KINGDOM 12.6%
Automobiles 0.3%
Fiat Chrysler Automobiles NV	468,969	3,379,480

Banks 0.5%
HSBC Holdings plc	813,627	4,582,006
Lloyds Banking Group plc	3,976,768	1,568,216

		6,150,222

Beverages 0.7%
Diageo plc	273,473	8,758,977

Capital Markets 1.3%
London Stock Exchange Group plc	152,336	13,725,720
Man Group plc	758,708	1,168,463

		14,894,183

Commercial Services & Supplies 0.2%
Rentokil Initial plc	451,605	2,167,523

Communications Equipment 0.1%
Spirent Communications plc	270,012	702,355

Distributors 0.1%
Inchcape plc	229,511	1,231,623

Diversified Telecommunication Services 0.4%
BT Group plc	2,943,027	4,292,481

Electric Utilities 0.7%
SSE plc	559,747	9,033,806

Electronic Equipment, Instruments & Components 0.0%†
Halma plc	23,071	548,135

Equity Real Estate Investment Trusts (REITs) 0.2%
Great Portland Estates plc	317,867	2,683,749

Hotels, Restaurants & Leisure 0.3%
Compass Group plc	244,568	3,821,280

Household Durables 1.6%
Barratt Developments plc	979,578	5,338,785
Persimmon plc	255,907	6,060,491
Redrow plc	87,005	387,505
Taylor Wimpey plc	3,629,388	5,274,095
Vistry Group plc	116,210	829,232

		17,890,108

Household Products 0.5%
Reckitt Benckiser Group plc	79,972	6,137,663

Independent Power and Renewable Electricity Producers 0.0%†
Drax Group plc	163,543	311,604

Industrial Conglomerates 0.1%
CK Hutchison Holdings Ltd.	195,000	1,307,730

Insurance 0.9%
Aviva plc	2,459,924	8,166,704
Legal & General Group plc	1,326,691	3,173,913

		11,340,617

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Leisure Products 0.0%†
Games Workshop Group plc	7,240	$388,354

Machinery 0.1%
Bodycote plc	80,044	558,660
Rotork plc	68,389	184,240

		742,900

Multi-Utilities 0.2%
National Grid plc	247,287	2,898,326

Oil, Gas & Consumable Fuels 0.4%
BP plc, ADR (a)	209,528	5,110,388

Paper & Forest Products 0.1%
Mondi plc	99,542	1,697,896

Personal Products 0.7%
Unilever NV	51,397	2,532,330
Unilever plc, ADR (a)	128,892	6,518,069

		9,050,399

Pharmaceuticals 1.0%
AstraZeneca plc, ADR (a)	150,786	6,734,103
GlaxoSmithKline plc, ADR	133,801	5,069,720

		11,803,823

Professional Services 0.8%
Experian plc	185,756	5,171,110
RELX plc (a)	217,725	4,667,398

		9,838,508

Semiconductors & Semiconductor Equipment 0.4%
Dialog Semiconductor plc *	159,813	4,326,110

Specialty Retail 0.0%†
JD Sports Fashion plc	74,839	430,749

Tobacco 1.0%
British American Tobacco plc	196,048	6,694,718
Imperial Brands plc	289,316	5,362,744

		12,057,462

		152,996,451

UNITED STATES 0.2%
Hotels, Restaurants & Leisure 0.0%†
Carnival plc, ADR (a)	47,880	571,208

Life Sciences Tools & Services 0.2%
QIAGEN NV *	45,162	1,832,779

		2,403,987

Total Common Stocks (cost $1,437,550,542)		1,183,598,842

Repurchase Agreements 4.8%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $4,062,105, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $4,143,345.(c)	$4,062,103	4,062,103

Repurchase Agreements (continued)
	Principal Amount	Value

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $8,000,003, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $8,160,001.(c)	$8,000,000	$8,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $6,000,024, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $6,120,001.(c)	6,000,000	6,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $40,000,156, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $40,800,009.(c)	40,000,000	40,000,000

Total Repurchase Agreements (cost $58,062,103)		58,062,103

Total Investments
(cost $1,495,612,645) — 102.0%		1,241,660,945
Liabilities in excess of other assets — (2.0)%		(23,831,690)

NET ASSETS — 100.0%		$1,217,829,255

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $95,396,202, which was collateralized by cash used to purchase repurchase agreements with a total value of $58,062,103 and by $43,900,652 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/7/2020 – 11/15/2049, a total value of $101,962,755.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $24,257,422 which represents 1.99% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $58,062,103.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2020 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Hang Seng Index	6	4/2020	HKD	917,868	12,371
MSCI Singapore Index	15	4/2020	SGD	296,971	(3,251)
EURO STOXX 50 Index	341	6/2020	EUR	10,331,162	1,361,178
FTSE 100 Index	56	6/2020	GBP	3,919,919	415,773
SPI 200 Index	21	6/2020	AUD	1,649,837	64,378
TOPIX Index	40	6/2020	JPY	5,219,251	370,617

					2,221,066

At March 31, 2020, the Fund has $3,180,629 segregated as collateral with the broker for open futures contracts.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$6,332,705	$–	$6,332,705
Air Freight & Logistics	–	11,600,889	–	11,600,889
Airlines	–	2,178,423	–	2,178,423
Auto Components	–	7,128,149	–	7,128,149
Automobiles	–	6,006,004	–	6,006,004
Banks	–	60,947,335	–	60,947,335
Beverages	–	10,247,961	–	10,247,961
Biotechnology	–	9,766,994	–	9,766,994
Building Products	–	8,145,111	–	8,145,111
Capital Markets	–	51,716,364	–	51,716,364
Chemicals	–	8,954,486	–	8,954,486
Commercial Services & Supplies	–	31,325,321	–	31,325,321
Communications Equipment	–	702,355	–	702,355
Construction & Engineering	–	3,496,706	–	3,496,706
Construction Materials	–	15,192,054	–	15,192,054
Distributors	–	1,542,466	–	1,542,466
Diversified Consumer Services	–	639,260	–	639,260
Diversified Financial Services	–	20,067,510	–	20,067,510
Diversified Telecommunication Services	–	26,127,678	–	26,127,678
Electric Utilities	–	25,835,438	–	25,835,438
Electrical Equipment	–	38,265,683	–	38,265,683
Electronic Equipment, Instruments & Components	–	11,509,702	–	11,509,702
Entertainment	–	7,973,954	–	7,973,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$–	$10,978,565	$–	$10,978,565
Food & Staples Retailing	–	47,357,733	–	47,357,733
Food Products	–	76,925,732	–	76,925,732
Gas Utilities	–	2,787,555	–	2,787,555
Health Care Equipment & Supplies	365,238	11,697,966	–	12,063,204
Health Care Providers & Services	–	13,521,923	–	13,521,923
Hotels, Restaurants & Leisure	571,208	5,797,932	–	6,369,140
Household Durables	–	34,558,864	–	34,558,864
Household Products	–	14,992,550	–	14,992,550
Independent Power and Renewable Electricity Producers	–	1,129,431	–	1,129,431
Industrial Conglomerates	–	5,096,804	–	5,096,804
Insurance	–	53,723,976	–	53,723,976
Interactive Media & Services	–	720,612	–	720,612
Internet & Direct Marketing Retail	–	1,092,291	–	1,092,291
IT Services	–	49,445,584	–	49,445,584
Leisure Products	–	3,388,268	–	3,388,268
Life Sciences Tools & Services	–	7,638,867	–	7,638,867
Machinery	–	20,680,110	–	20,680,110
Marine	–	6,311,268	–	6,311,268
Media	–	10,309,477	–	10,309,477
Metals & Mining	5,375,488	37,134,966	–	42,510,454
Multiline Retail	–	6,417,947	–	6,417,947
Multi-Utilities	–	8,118,142	–	8,118,142
Oil, Gas & Consumable Fuels	11,632,590	24,515,556	–	36,148,146
Paper & Forest Products	–	2,000,345	–	2,000,345
Personal Products	6,518,068	3,746,453	–	10,264,521
Pharmaceuticals	11,803,823	147,199,365	–	159,003,188
Professional Services	–	19,969,829	–	19,969,829
Real Estate Management & Development	–	15,184,329	–	15,184,329
Road & Rail	–	2,707,637	–	2,707,637
Semiconductors & Semiconductor Equipment	2,690,083	26,726,688	–	29,416,771
Software	–	3,267,350	–	3,267,350
Specialty Retail	–	7,877,943	–	7,877,943
Technology Hardware, Storage & Peripherals	–	8,688,606	–	8,688,606
Textiles, Apparel & Luxury Goods	–	34,768,225	–	34,768,225
Tobacco	–	18,942,693	–	18,942,693
Trading Companies & Distributors	–	1,922,096	–	1,922,096
Transportation Infrastructure	–	3,438,069	–	3,438,069
Wireless Telecommunication Services	–	28,158,049	–	28,158,049
Total Common Stocks	38,956,498	1,144,642,344	–	1,183,598,842
Futures Contracts	$2,224,317	$–	$–	$2,224,317
Repurchase Agreements	$–	$58,062,103	$–	$58,062,103
Total Assets	$41,180,815	$1,202,704,447	$–	$1,243,885,262
Liabilities:
Futures Contracts	$(3,251)	$–	$–	$(3,251)
Total Liabilities	$(3,251)	$–	$–	$(3,251)
Total	$41,177,564	$1,202,704,447	$–	$1,243,882,011

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to equitize cash balances, i.e., to reduce active risk of the portfolio relative to its benchmark, or to more efficiently manage the portfolio (i.e., intra-day hedging of buy/sell orders). Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,224,317
Total		$2,224,317

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(3,251)
Total		$(3,251)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT GS Large Cap Equity Insights Fund

Common Stocks 99.0%
	Shares	Value

Aerospace & Defense 1.1%
General Dynamics Corp.	7,676	$1,015,611
Lockheed Martin Corp. (a)	1,502	509,103
Raytheon Co.	168,771	22,134,317

		23,659,031

Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B (a)	19,293	1,802,352

Airlines 0.1%
Copa Holdings SA, Class A (a)	53,643	2,429,491
JetBlue Airways Corp. *(a)	77,330	692,104

		3,121,595

Automobiles 1.0%
General Motors Co.	713,907	14,834,987
Tesla, Inc. *(a)	11,219	5,878,756

		20,713,743

Banks 2.8%
Bank of America Corp.	939,571	19,947,092
Citigroup, Inc.	124,880	5,259,946
Citizens Financial Group, Inc.	277,324	5,216,464
East West Bancorp, Inc.	61,114	1,573,074
Fifth Third Bancorp	20,607	306,014
First Hawaiian, Inc.	39,702	656,274
First Horizon National Corp.	24,955	201,137
JPMorgan Chase & Co.	53,971	4,859,009
PacWest Bancorp (a)	79,029	1,416,200
Popular, Inc. (a)	165,261	5,784,135
Signature Bank	42,677	3,430,804
Sterling Bancorp	48,879	510,786
SVB Financial Group *	40,738	6,154,697
Synovus Financial Corp. (a)	25,892	454,664
Western Alliance Bancorp	67,062	2,052,768

		57,823,064

Beverages 0.7%
Monster Beverage Corp. *	270,833	15,237,065

Biotechnology 4.7%
AbbVie, Inc.	412,432	31,423,194
Alexion Pharmaceuticals, Inc. *	42,157	3,785,277
Biogen, Inc. *	48,142	15,231,166
Gilead Sciences, Inc.	226,156	16,907,422
Incyte Corp. *	107,727	7,888,848
Regeneron Pharmaceuticals, Inc. *	9,806	4,788,172
Vertex Pharmaceuticals, Inc. *	75,528	17,971,888

		97,995,967

Building Products 1.4%
Allegion plc	102,264	9,410,333
AO Smith Corp.	5,806	219,525
Johnson Controls International plc	620,537	16,729,677
Trane Technologies plc	22,998	1,899,405

		28,258,940

Capital Markets 2.8%
Cboe Global Markets, Inc.	7,172	640,101
Charles Schwab Corp. (The)	451,226	15,170,218
CME Group, Inc.	104,658	18,096,415
S&P Global, Inc.	100,318	24,582,926

Common Stocks (continued)
	Shares	Value

Capital Markets (continued)
SEI Investments Co.	6,385	$295,881

		58,785,541

Chemicals 2.0%
Air Products & Chemicals, Inc. (a)	7,127	1,422,621
Axalta Coating Systems Ltd. *	757,212	13,077,051
Dow, Inc.	84,295	2,464,786
Linde plc	8,487	1,468,251
Sherwin-Williams Co. (The)	50,525	23,217,248

		41,649,957

Commercial Services & Supplies 1.0%
Cintas Corp.	84,830	14,694,253
Republic Services, Inc. (a)	43,819	3,289,054
Waste Connections, Inc.	34,675	2,687,312

		20,670,619

Communications Equipment 1.4%
Ciena Corp. *	345,534	13,755,709
Cisco Systems, Inc.	385,862	15,168,235

		28,923,944

Consumer Finance 1.2%
Ally Financial, Inc.	829,099	11,963,899
Synchrony Financial	866,155	13,936,434

		25,900,333

Containers & Packaging 0.1%
Ball Corp.	29,685	1,919,432

Diversified Consumer Services 0.1%
Bright Horizons Family Solutions, Inc. *	5,499	560,898
ServiceMaster Global Holdings, Inc. *(a)	43,597	1,177,119

		1,738,017

Diversified Financial Services 2.7%
Berkshire Hathaway, Inc., Class B *	239,891	43,859,271
Equitable Holdings, Inc.	386,897	5,590,662
Voya Financial, Inc.	143,754	5,829,225

		55,279,158

Electric Utilities 0.7%
American Electric Power Co., Inc.	61,739	4,937,885
Duke Energy Corp. (a)	5,546	448,561
FirstEnergy Corp.	171,243	6,861,707
NRG Energy, Inc.	36,597	997,634
Southern Co. (The)	30,843	1,669,840

		14,915,627

Electrical Equipment 0.1%
AMETEK, Inc.	28,819	2,075,545
Emerson Electric Co.	16,079	766,164

		2,841,709

Electronic Equipment, Instruments & Components 1.1%
Keysight Technologies, Inc. *	274,033	22,931,081

Energy Equipment & Services 0.4%
Baker Hughes Co.	163,754	1,719,417
TechnipFMC plc	950,462	6,406,114

		8,125,531

Entertainment 0.9%
Cinemark Holdings, Inc. (a)	162,472	1,655,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS Large Cap Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

Entertainment (continued)
Netflix, Inc. *	22,816	$8,567,408
Zynga, Inc., Class A *(a)	1,258,897	8,623,444

		18,846,442

Equity Real Estate Investment Trusts (REITs) 5.6%
American Homes 4 Rent, Class A	216,289	5,017,905
AvalonBay Communities, Inc.	16,959	2,495,856
Brixmor Property Group, Inc.	85,543	812,658
Camden Property Trust	113,020	8,955,705
CyrusOne, Inc.	16,094	993,805
Douglas Emmett, Inc.	248,430	7,579,599
Duke Realty Corp.	669,981	21,693,985
Empire State Realty Trust, Inc., Class A	141,700	1,269,632
Equity Commonwealth	31,803	1,008,473
Equity LifeStyle Properties, Inc.	316,725	18,205,353
Essex Property Trust, Inc.	26,979	5,941,855
Extra Space Storage, Inc.	50,570	4,842,583
Healthcare Trust of America, Inc., Class A	70,365	1,708,462
Invitation Homes, Inc.	799,565	17,086,704
National Retail Properties, Inc.	103,939	3,345,796
Retail Properties of America, Inc., Class A	141,205	730,030
SBA Communications Corp.	5,155	1,391,695
STORE Capital Corp.	275,398	4,990,212
Sun Communities, Inc.	58,490	7,302,477

		115,372,785

Food & Staples Retailing 2.6%
Casey’s General Stores, Inc. (a)	24,411	3,234,213
Costco Wholesale Corp.	110,854	31,607,801
US Foods Holding Corp. *(a)	185,634	3,287,578
Walgreens Boots Alliance, Inc. (a)	360,150	16,476,863

		54,606,455

Health Care Equipment & Supplies 3.0%
Abbott Laboratories	48,212	3,804,409
Align Technology, Inc. *	44,764	7,786,698
DENTSPLY SIRONA, Inc.	46,540	1,807,148
Edwards Lifesciences Corp. *	121,584	22,933,174
Hologic, Inc. *	25,650	900,315
STERIS plc (a)	112,744	15,780,778
Teleflex, Inc.	30,391	8,900,308

		61,912,830

Health Care Providers & Services 5.0%
AmerisourceBergen Corp.	40,095	3,548,407
Anthem, Inc.	101,246	22,986,892
Cardinal Health, Inc.	19,763	947,438
Cigna Corp.	118,182	20,939,487
CVS Health Corp.	58,708	3,483,146
HCA Healthcare, Inc.	39,277	3,529,038
Humana, Inc.	49,000	15,386,980
Molina Healthcare, Inc. *	42,199	5,895,622
UnitedHealth Group, Inc.	34,299	8,553,485
Universal Health Services, Inc., Class B	181,439	17,976,976

		103,247,471

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure 1.3%
Chipotle Mexican Grill, Inc. *	24,171	$15,817,502
Las Vegas Sands Corp.	205,425	8,724,400
MGM Resorts International (a)	219,241	2,587,044

		27,128,946

Household Durables 0.7%
DR Horton, Inc.	430,077	14,622,618

Household Products 2.2%
Church & Dwight Co., Inc.	28,911	1,855,508
Procter & Gamble Co. (The)	401,243	44,136,730

		45,992,238

Independent Power and Renewable Electricity Producers 0.7%
AES Corp.	1,000,238	13,603,237

Industrial Conglomerates 0.1%
General Electric Co.	285,001	2,262,908
Honeywell International, Inc.	2,405	321,765

		2,584,673

Insurance 2.1%
Allstate Corp. (The)	77,876	7,143,566
American Financial Group, Inc.	34,055	2,386,574
Aon plc (a)	86,608	14,293,784
Athene Holding Ltd., Class A *	188,836	4,686,910
Fidelity National Financial, Inc.	103,321	2,570,627
Lincoln National Corp.	56,570	1,488,922
Old Republic International Corp. (a)	62,168	948,062
Reinsurance Group of America, Inc.	88,731	7,465,826
Unum Group	122,889	1,844,564

		42,828,835

Interactive Media & Services 4.7%
Alphabet, Inc., Class A *	57,390	66,684,310
Facebook, Inc., Class A *	181,667	30,302,056

		96,986,366

Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc. *	47,817	93,229,761
eBay, Inc.	374,973	11,271,689

		104,501,450

IT Services 6.1%
Alliance Data Systems Corp.	41,316	1,390,283
Amdocs Ltd.	15,014	825,320
Automatic Data Processing, Inc.	172,919	23,634,569
Black Knight, Inc. *	31,403	1,823,258
Booz Allen Hamilton Holding Corp.	9,593	658,463
Cognizant Technology Solutions Corp., Class A	26,140	1,214,726
Fidelity National Information Services, Inc.	4,085	496,899
International Business Machines Corp. (a)	126,587	14,042,296
Mastercard, Inc., Class A	1,887	455,824
Okta, Inc. *(a)	19,583	2,394,218
PayPal Holdings, Inc. *	305,474	29,246,081
Square, Inc., Class A *	113,774	5,959,482
VeriSign, Inc. *	122,847	22,123,516
Visa, Inc., Class A (a)	136,724	22,028,971

		126,293,906

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS International Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

Life Sciences Tools & Services 2.0%
Illumina, Inc. *	52,135	$14,239,111
IQVIA Holdings, Inc. *(a)	180,912	19,513,168
Mettler-Toledo International, Inc. *	6,935	4,788,687
Thermo Fisher Scientific, Inc.	12,458	3,533,089

		42,074,055

Machinery 0.3%
Allison Transmission Holdings, Inc.	99,348	3,239,738
Illinois Tool Works, Inc. (a)	19,374	2,753,433

		5,993,171

Media 2.6%
Charter Communications, Inc., Class A *(a)	11,144	4,862,239
Comcast Corp., Class A	763,088	26,234,965
Liberty Broadband Corp., Class C *	60,021	6,645,525
Liberty Global plc, Class C *	1,010,662	15,877,500

		53,620,229

Metals & Mining 0.2%
Alcoa Corp. *(a)	662,193	4,079,109

Multiline Retail 1.4%
Dollar General Corp.	54,788	8,273,536
Macy’s, Inc. (a)	204,854	1,005,833
Target Corp.	218,131	20,279,639

		29,559,008

Multi-Utilities 2.8%
Ameren Corp.	122,969	8,955,832
CenterPoint Energy, Inc.	175,404	2,709,992
CMS Energy Corp.	264,249	15,524,629
Consolidated Edison, Inc.	32,659	2,547,402
DTE Energy Co.	191,898	18,224,553
Public Service Enterprise Group, Inc.	185,862	8,347,062
WEC Energy Group, Inc.	15,255	1,344,423

		57,653,893

Oil, Gas & Consumable Fuels 1.2%
Chevron Corp.	56,367	4,084,353
EOG Resources, Inc.	183,419	6,588,410
Marathon Petroleum Corp.	216,900	5,123,178
Pioneer Natural Resources Co.	37,762	2,649,004
Targa Resources Corp.	68,172	471,069
Valero Energy Corp. (a)	28,808	1,306,731
Williams Cos., Inc. (The)	328,137	4,643,139

		24,865,884

Pharmaceuticals 1.6%
Horizon Therapeutics plc *(a)	103,977	3,079,799
Jazz Pharmaceuticals plc *	40,037	3,993,290
Johnson & Johnson	70,338	9,223,422
Merck & Co., Inc.	216,639	16,668,205

		32,964,716

Professional Services 1.9%
CoStar Group, Inc. *	17,998	10,568,605
IHS Markit Ltd.	220,691	13,241,460
TransUnion	221,399	14,652,186

		38,462,251

Road & Rail 1.0%
Landstar System, Inc. (a)	3,743	358,804

Common Stocks (continued)
	Shares	Value

Road & Rail (continued)
Norfolk Southern Corp.	16,018	$2,338,628
Union Pacific Corp.	130,464	18,400,643

		21,098,075

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *	161,066	7,325,282
Analog Devices, Inc. (a)	31,972	2,866,290
Applied Materials, Inc.	71,814	3,290,517
Lam Research Corp.	43,675	10,482,000
NVIDIA Corp.	102,135	26,922,786
QUALCOMM, Inc.	42,705	2,888,993
Universal Display Corp.	26,905	3,545,541

		57,321,409

Software 8.7%
Adobe, Inc. *	105,810	33,672,974
Fortinet, Inc. *	26,743	2,705,589
Intuit, Inc.	30,380	6,987,400
Microsoft Corp.	802,683	126,591,136
NortonLifeLock, Inc.	168,139	3,145,881
ServiceNow, Inc. *	4,573	1,310,530
Workday, Inc., Class A *	38,726	5,042,900
Zscaler, Inc. *(a)	3,489	212,341

		179,668,751

Specialty Retail 1.1%
Home Depot, Inc. (The)	116,237	21,702,610
Lowe’s Cos., Inc.	21,282	1,831,316

		23,533,926

Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	434,193	110,410,938

Tobacco 0.5%
Altria Group, Inc.	279,029	10,790,051

Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc. *	57,585	1,637,142

Total Common Stocks (cost $2,405,310,287)		2,054,553,566

Repurchase Agreements 1.4%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $12,699,278, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $12,953,259. (b)	$12,699,274	12,699,274

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS Large Cap Equity Insights Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $2,040,000. (b)	$2,000,000	$2,000,000

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $15,000,059, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $15,300,003. (b)	15,000,000	15,000,000

Total Repurchase Agreements (cost $29,699,274)		29,699,274

Total Investments
(cost $2,435,009,561) — 100.4%		2,084,252,840
Liabilities in excess of other assets — (0.4)%		(9,131,840)

NET ASSETS — 100.0%		$2,075,121,000

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $90,133,550, which was collateralized by cash used to purchase repurchase agreements with a total value of $29,699,274 and by $64,823,953 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $94,523,227.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $29,699,274.

REIT Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS Large Cap Equity Insights Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,054,553,566	$–	$–	$2,054,553,566
Repurchase Agreements	–	29,699,274	–	29,699,274
Total	$2,054,553,566	$29,699,274	$–	$2,084,252,840

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT GS Small Cap Equity Insights Fund

Common Stocks 99.3%
	Shares	Value

Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings, Inc. *	18,589	$777,578
Axon Enterprise, Inc. *	713	50,459
Mercury Systems, Inc. *	1,772	126,414

		954,451

Air Freight & Logistics 0.4%
Echo Global Logistics, Inc. *	26,264	448,589
Hub Group, Inc., Class A *	1,062	48,289
Radiant Logistics, Inc. *	11,404	44,134

		541,012

Airlines 0.3%
Allegiant Travel Co.	764	62,495
SkyWest, Inc. (a)	11,930	312,447

		374,942

Auto Components 0.1%
Gentherm, Inc. *	1,639	51,465
Standard Motor Products, Inc.	3,184	132,359

		183,824

Banks 9.5%
1st Source Corp.	11,399	369,670
Amalgamated Bank, Class A	10,336	111,836
Ameris Bancorp	6,092	144,746
Atlantic Capital Bancshares, Inc. *	21,028	249,602
Atlantic Union Bankshares Corp.	8,256	180,806
Bancorp, Inc. (The) *	26,627	161,626
BancorpSouth Bank (a)	21,733	411,188
Bank of NT Butterfield & Son Ltd. (The)	1,755	29,888
BCB Bancorp, Inc.	8,277	88,150
Cadence Bancorp	73,436	481,006
Capital City Bank Group, Inc.	1,616	32,514
Cathay General Bancorp	17,280	396,576
CBTX, Inc.	4,232	75,203
Central Pacific Financial Corp.	35,390	562,701
Columbia Banking System, Inc.	18,894	506,359
CVB Financial Corp.	52,970	1,062,048
Esquire Financial Holdings, Inc. *	988	14,869
First Bancorp/NC	17,716	408,885
First Bancorp/PR (a)	111,686	594,170
First Business Financial Services, Inc.	1,397	21,654
First Commonwealth Financial Corp.	19,687	179,939
First Financial Bankshares, Inc.	1,557	41,790
First Foundation, Inc.	17,005	173,791
First Mid Bancshares, Inc.	3,976	94,390
Hanmi Financial Corp.	3,514	38,127
Heartland Financial USA, Inc.	22,348	674,910
Hilltop Holdings, Inc.	25,973	392,712
Hope Bancorp, Inc.	42,569	349,917
Horizon Bancorp, Inc.	6,403	63,134
IBERIABANK Corp.	2,622	94,812
Independent Bank Corp./MI	12,044	155,006
Independent Bank Group, Inc.	21,236	502,868
International Bancshares Corp.	28,369	762,559
Investors Bancorp, Inc.	67,186	536,816

Common Stocks (continued)
	Shares	Value

Banks (continued)
Lakeland Bancorp, Inc.	16,861	$182,267
Metropolitan Bank Holding Corp. *	1,902	51,221
MidWestOne Financial Group, Inc.	3,899	81,645
National Bank Holdings Corp., Class A	9,476	226,476
Northrim Bancorp, Inc.	2,209	59,643
Peoples Financial Services Corp.	993	39,462
Preferred Bank (a)	8,675	293,388
RBB Bancorp	5,621	77,120
Republic Bancorp, Inc., Class A	2,602	85,944
Seacoast Banking Corp. of Florida *	17,139	313,815
Shore Bancshares, Inc.	1,703	18,478
Sierra Bancorp	5,846	102,773
TriCo Bancshares	7,228	215,539
TriState Capital Holdings, Inc. *	6,372	61,617
WesBanco, Inc.	2,121	50,268
Westamerica Bancorp (a)	5,304	311,769

		12,135,693

Beverages 0.9%
Boston Beer Co., Inc. (The), Class A *(a)	926	340,361
Coca-Cola Consolidated, Inc.	3,616	754,044

		1,094,405

Biotechnology 8.9%
ACADIA Pharmaceuticals, Inc. *(a)	28,145	1,189,126
Acceleron Pharma, Inc. *	6,585	591,794
Akcea Therapeutics, Inc. *	2,682	38,353
Allogene Therapeutics, Inc. *	7,430	144,439
Amicus Therapeutics, Inc. *(a)	14,123	130,496
Anika Therapeutics, Inc. *	10,135	293,003
Apellis Pharmaceuticals, Inc. *	10,351	277,303
Ardelyx, Inc. *	41,148	233,926
Arena Pharmaceuticals, Inc. *	5,918	248,556
Arrowhead Pharmaceuticals, Inc. *(a)	8,685	249,867
BioCryst Pharmaceuticals, Inc. *(a)	39,580	79,160
Biohaven Pharmaceutical Holding Co. Ltd. *(a)	13,039	443,717
Blueprint Medicines Corp. *	4,757	278,189
Bridgebio Pharma, Inc. *	1,929	55,941
Catalyst Pharmaceuticals, Inc. *(a)	99,436	382,829
Coherus Biosciences, Inc. *(a)	24,238	393,140
Concert Pharmaceuticals, Inc. *	12,102	106,982
Constellation Pharmaceuticals, Inc. *	2,220	69,775
Deciphera Pharmaceuticals, Inc. *	8,772	361,143
Dicerna Pharmaceuticals, Inc. *	7,302	134,138
Editas Medicine, Inc. *(a)	9,585	190,071
Emergent BioSolutions, Inc. *	1,016	58,786
Enanta Pharmaceuticals, Inc. *	17,151	882,076
FibroGen, Inc. *(a)	11,686	406,088
Global Blood Therapeutics, Inc. *(a)	15,751	804,719
Heron Therapeutics, Inc. *(a)	7,809	91,678
ImmunoGen, Inc. *	24,235	82,641
Insmed, Inc. *(a)	1,876	30,072

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS Small Cap Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Intercept Pharmaceuticals, Inc. *	3,897	$245,355
Iovance Biotherapeutics, Inc. *(a)	5,419	162,218
Ironwood Pharmaceuticals, Inc. *(a)	3,851	38,857
Karyopharm Therapeutics, Inc. *(a)	7,038	135,200
Mirati Therapeutics, Inc. *(a)	4,410	338,997
Momenta Pharmaceuticals, Inc. *	10,631	289,163
Myriad Genetics, Inc. *	3,230	46,221
Principia Biopharma, Inc. *	2,665	158,248
Protagonist Therapeutics, Inc. *	3,495	24,675
PTC Therapeutics, Inc. *(a)	3,410	152,120
Radius Health, Inc. *(a)	18,646	242,398
REVOLUTION Medicines, Inc. *	2,916	63,890
Rigel Pharmaceuticals, Inc. *(a)	19,344	30,177
Turning Point Therapeutics, Inc. *(a)	4,848	216,512
Veracyte, Inc. *	8,734	212,323
Voyager Therapeutics, Inc. *	15,802	144,588
XBiotech, Inc. *	2,074	22,026
Xencor, Inc. *(a)	17,423	520,599
Y-mAbs Therapeutics, Inc. *	2,824	73,706

		11,365,281

Building Products 2.4%
Builders FirstSource, Inc. *	14,079	172,186
CSW Industrials, Inc.	4,633	300,450
Gibraltar Industries, Inc. *	18,348	787,496
Griffon Corp.	16,034	202,830
Masonite International Corp. *	2,213	105,007
Quanex Building Products Corp.	29,128	293,611
Simpson Manufacturing Co., Inc.	16,342	1,012,877
Universal Forest Products, Inc.	6,106	227,082

		3,101,539

Capital Markets 0.5%
Artisan Partners Asset Management, Inc., Class A	3,286	70,616
Cohen & Steers, Inc.	1,803	81,946
Federated Hermes, Inc., Class B	7,526	143,370
Oppenheimer Holdings, Inc., Class A	10,311	203,746
Pzena Investment Management, Inc., Class A	4,087	18,228
Westwood Holdings Group, Inc.	5,102	93,418

		611,324

Chemicals 1.9%
Chase Corp.	2,569	211,403
Ferro Corp. *(a)	52,106	487,712
FutureFuel Corp.	8,942	100,776
Ingevity Corp. *	3,399	119,645
Koppers Holdings, Inc. *	3,674	45,447
Kraton Corp. *	3,919	31,744
Minerals Technologies, Inc.	23,370	847,396
PolyOne Corp.	29,299	555,802
Sensient Technologies Corp.	754	32,807

		2,432,732

Commercial Services & Supplies 2.1%
Brady Corp., Class A	6,705	302,597
Brink’s Co. (The)	7,817	406,875
Cimpress plc *(a)	1,298	69,054

Common Stocks (continued)
	Shares	Value

Commercial Services & Supplies (continued)
Ennis, Inc.	14,345	$269,399
HNI Corp.	27,250	686,427
Kimball International, Inc., Class B	12,822	152,710
Knoll, Inc.	11,114	114,696
McGrath RentCorp	10,757	563,452
Mobile Mini, Inc.	5,526	144,947

		2,710,157

Communications Equipment 1.9%
Comtech Telecommunications Corp.	10,371	137,831
Harmonic, Inc. *(a)	56,318	324,392
Lumentum Holdings, Inc. *	12,660	933,042
NETGEAR, Inc. *	6,348	144,988
Viavi Solutions, Inc. *	81,681	915,644

		2,455,897

Construction & Engineering 0.3%
Great Lakes Dredge & Dock Corp. *	17,151	142,353
MasTec, Inc. *(a)	6,263	204,988

		347,341

Construction Materials 0.6%
Summit Materials, Inc., Class A *(a)	50,912	763,680

Consumer Finance 0.9%
Enova International, Inc. *	25,325	366,959
Nelnet, Inc., Class A	16,737	760,027

		1,126,986

Containers & Packaging 0.1%
Myers Industries, Inc. (a)	12,156	130,677

Distributors 0.1%
Core-Mark Holding Co., Inc.	6,076	173,591

Diversified Consumer Services 1.6%
American Public Education, Inc. *	20,990	502,291
Carriage Services, Inc.	17,852	288,310
Collectors Universe, Inc.	10,242	160,492
Houghton Mifflin Harcourt Co. *	14,241	26,773
Laureate Education, Inc., Class A *	63,715	669,645
Strategic Education, Inc.	2,998	419,000
WW International, Inc. *(a)	2,784	47,077

		2,113,588

Diversified Financial Services 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	45,926	473,497

Diversified Telecommunication Services 1.4%
Cogent Communications Holdings, Inc.	13,149	1,077,823
Consolidated Communications Holdings, Inc. (a)	81,123	369,110
Iridium Communications, Inc. *	5,294	118,215
ORBCOMM, Inc. *	102,545	250,210

		1,815,358

Electric Utilities 0.9%
MGE Energy, Inc.	713	46,680
Portland General Electric Co.	21,771	1,043,702

		1,090,382

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS Small Cap Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

Electrical Equipment 0.8%
Atkore International Group, Inc. *	16,965	$357,452
Encore Wire Corp.	8,886	373,123
Powell Industries, Inc.	13,128	336,996

		1,067,571

Electronic Equipment, Instruments & Components 4.1%
Bel Fuse, Inc., Class B	8,517	82,956
Belden, Inc.	12,999	469,004
Benchmark Electronics, Inc.	25,189	503,528
CTS Corp.	11,328	281,954
Itron, Inc. *(a)	14,710	821,259
Knowles Corp. *	42,826	573,012
Methode Electronics, Inc.	9,054	239,297
Plexus Corp. *	9,402	512,973
Rogers Corp. *(a)	2,625	247,853
Sanmina Corp. *	29,079	793,275
Vishay Intertechnology, Inc.	26,574	382,931
Vishay Precision Group, Inc. *	16,116	323,609

		5,231,651

Energy Equipment & Services 0.4%
Cactus, Inc., Class A	8,627	100,073
DMC Global, Inc. (a)	3,777	86,909
Matrix Service Co. *	23,117	218,918
SEACOR Holdings, Inc. *	2,168	58,449

		464,349

Entertainment 0.1%
IMAX Corp. *	14,764	133,614

Equity Real Estate Investment Trusts (REITs) 8.3%
Alexander’s, Inc.	434	119,762
American Assets Trust, Inc.	24,182	604,550
BRT Apartments Corp.	5,295	54,274
EastGroup Properties, Inc.	1,598	166,959
Essential Properties Realty Trust, Inc.	23,745	310,110
First Industrial Realty Trust, Inc.	38,227	1,270,283
Independence Realty Trust, Inc.	64,519	576,800
Lexington Realty Trust	98,652	979,614
NexPoint Residential Trust, Inc.	18,808	474,150
Office Properties Income Trust	4,955	135,024
Pebblebrook Hotel Trust	10,605	115,488
Physicians Realty Trust	65,349	910,965
Piedmont Office Realty Trust, Inc., Class A	4,063	71,753
PS Business Parks, Inc.	6,644	900,395
QTS Realty Trust, Inc., Class A	17,098	991,855
Retail Value, Inc.	20,470	250,758
Rexford Industrial Realty, Inc.	25,844	1,059,862
Sabra Health Care REIT, Inc.	55,840	609,773
STAG Industrial, Inc.	26,947	606,846
Terreno Realty Corp.	1,200	62,100
Urban Edge Properties	39,059	344,110

		10,615,431

Food & Staples Retailing 0.4%
Ingles Markets, Inc., Class A	4,500	162,720
Performance Food Group Co. *	13,434	332,089

		494,809

Common Stocks (continued)
	Shares	Value

Food Products 1.4%
Calavo Growers, Inc. (a)	2,426	$139,956
Darling Ingredients, Inc. *	14,796	283,639
Freshpet, Inc. *(a)	3,270	208,855
J&J Snack Foods Corp. (a)	4,297	519,937
John B Sanfilippo & Son, Inc.	6,817	609,440
Sanderson Farms, Inc. (a)	711	87,681

		1,849,508

Gas Utilities 0.6%
New Jersey Resources Corp. (a)	4,956	168,355
Northwest Natural Holding Co.	1,653	102,073
South Jersey Industries, Inc.	3,368	84,200
Southwest Gas Holdings, Inc.	5,115	355,799
Spire, Inc.	1,129	84,088

		794,515

Health Care Equipment & Supplies 3.9%
AngioDynamics, Inc. *	13,083	136,456
Antares Pharma, Inc. *	33,136	78,201
Atrion Corp.	183	118,950
Cardiovascular Systems, Inc. *	1,377	48,484
Globus Medical, Inc., Class A *	4,269	181,561
Haemonetics Corp. *	12,822	1,277,841
Inogen, Inc. *(a)	2,491	128,685
Integer Holdings Corp. *	4,570	287,270
Invacare Corp. (a)	20,365	151,312
Natus Medical, Inc. *	19,952	461,490
Novocure Ltd. *	12,065	812,457
NuVasive, Inc. *	9,770	494,948
Quidel Corp. *	811	79,324
Surmodics, Inc. *	7,991	266,260
Tandem Diabetes Care, Inc. *(a)	8,047	517,824

		5,041,063

Health Care Providers & Services 1.0%
Magellan Health, Inc. *	6,586	316,852
National Research Corp.	3,301	150,130
Select Medical Holdings Corp. *(a)	22,282	334,230
Tenet Healthcare Corp. *	26,368	379,699
Triple-S Management Corp., Class B *(a)	8,878	125,180

		1,306,091

Health Care Technology 1.9%
HMS Holdings Corp. *	18,318	462,896
Inovalon Holdings, Inc., Class A *	3,784	63,042
Livongo Health, Inc. *	1,755	50,070
Omnicell, Inc. *	7,231	474,209
Simulations Plus, Inc.	2,621	91,525
Teladoc Health, Inc. *	8,215	1,273,407

		2,415,149

Hotels, Restaurants & Leisure 2.0%
BBX Capital Corp.	16,403	37,891
Denny’s Corp. *	44,290	340,147
Everi Holdings, Inc. *	43,953	145,045
Marriott Vacations Worldwide Corp.	9,375	521,062
Penn National Gaming, Inc. *	2,800	35,420
Red Rock Resorts, Inc., Class A	43,478	371,737
Scientific Games Corp. *(a)	13,958	135,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS Small Cap Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	11,997	$956,161

		2,542,856

Household Durables 1.9%
Century Communities, Inc. *	4,797	69,605
Installed Building Products, Inc. *	2,719	108,407
M/I Homes, Inc. *	28,819	476,378
MDC Holdings, Inc.	2,174	50,437
Meritage Homes Corp. *	5,845	213,401
Sonos, Inc. *	23,132	196,159
Taylor Morrison Home Corp. *	3,144	34,584
TopBuild Corp. *	6,370	456,347
TRI Pointe Group, Inc. *	73,220	642,139
Universal Electronics, Inc. *	4,393	168,559

		2,416,016

Household Products 0.1%
Central Garden & Pet Co., Class A *	4,273	109,261

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	2,564	54,434

Insurance 3.7%
American Equity Investment Life Holding Co.	45,999	864,781
AMERISAFE, Inc.	11,363	732,573
Argo Group International Holdings Ltd.	10,531	390,279
eHealth, Inc. *(a)	1,872	263,615
Genworth Financial, Inc., Class A *	149,501	496,343
Goosehead Insurance, Inc., Class A *(a)	8,091	361,101
HCI Group, Inc.	451	18,153
MBIA, Inc. *(a)	76,330	544,996
Protective Insurance Corp., Class B	1,957	26,909
RLI Corp.	847	74,477
Selective Insurance Group, Inc.	1,898	94,331
Stewart Information Services Corp. (a)	28,347	756,014
Trupanion, Inc. *(a)	6,568	170,965

		4,794,537

Interactive Media & Services 0.2%
Cars.com, Inc. *(a)	51,645	222,073
Yelp, Inc. *	2,717	48,988

		271,061

Internet & Direct Marketing Retail 0.3%
PetMed Express, Inc.	5,216	150,116
Rubicon Project, Inc. (The) *	37,883	210,251
Shutterstock, Inc.	1,839	59,142

		419,509

IT Services 1.6%
Cass Information Systems, Inc.	7,290	256,317
Conduent, Inc. *	31,835	77,996
CSG Systems International, Inc.	679	28,416
Hackett Group, Inc. (The)	9,031	114,874
MAXIMUS, Inc.	6,344	369,221
Perspecta, Inc.	53,660	978,758

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Science Applications International Corp.	3,817	$284,863

		2,110,445

Leisure Products 0.5%
Clarus Corp.	11,098	108,760
Johnson Outdoors, Inc., Class A (a)	290	18,183
Malibu Boats, Inc., Class A *	7,426	213,795
YETI Holdings, Inc. *	15,881	309,997

		650,735

Life Sciences Tools & Services 0.8%
Medpace Holdings, Inc. *(a)	11,895	872,855
NanoString Technologies, Inc. *	1,950	46,898
Syneos Health, Inc. *	1,836	72,375

		992,128

Machinery 2.9%
Albany International Corp., Class A	11,220	531,042
Barnes Group, Inc.	4,637	193,966
Columbus McKinnon Corp.	15,715	392,875
Douglas Dynamics, Inc.	1,368	48,578
ESCO Technologies, Inc.	1,075	81,603
Federal Signal Corp.	7,539	205,664
Miller Industries, Inc.	6,069	171,631
Mueller Industries, Inc.	14,467	346,340
Navistar International Corp. *	7,654	126,214
Proto Labs, Inc. *(a)	2,192	166,877
RBC Bearings, Inc. *	2,662	300,247
Rexnord Corp.	25,361	574,934
SPX Corp. *	6,426	209,745
Terex Corp. (a)	1,988	28,548
Wabash National Corp.	39,111	282,381

		3,660,645

Marine 0.1%
Costamare, Inc.	21,312	96,330

Media 1.0%
Cardlytics, Inc. *	4,739	165,675
Liberty Latin America Ltd., Class A *	16,367	172,181
Liberty Latin America Ltd., Class C *	22,882	234,769
MSG Networks, Inc., Class A *(a)	23,509	239,792
Scholastic Corp.	9,359	238,561
TechTarget, Inc. *	7,816	161,088
WideOpenWest, Inc. *	24,675	117,453

		1,329,519

Metals & Mining 1.6%
Carpenter Technology Corp. (a)	16,656	324,792
Haynes International, Inc.	15,890	327,493
Hecla Mining Co. (a)	92,898	169,074
Kaiser Aluminum Corp.	4,868	337,255
Materion Corp.	12,451	435,909
Novagold Resources, Inc. *	7,254	53,535
Olympic Steel, Inc.	5,095	52,733
Ryerson Holding Corp. *	16,047	85,370
Worthington Industries, Inc.	11,767	308,884

		2,095,045

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS Small Cap Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) 0.3%
Arlington Asset Investment Corp., Class A	15,830	$34,668
ARMOUR Residential REIT, Inc.	8,268	72,841
Capstead Mortgage Corp.	15,843	66,541
Great Ajax Corp.	6,059	38,535
Ladder Capital Corp.	4,509	21,373
New York Mortgage Trust, Inc.	125,675	194,796
TPG RE Finance Trust, Inc.	3,504	19,237

		447,991

Multi-Utilities 0.5%
Avista Corp.	4,578	194,519
Black Hills Corp.	1,891	121,081
NorthWestern Corp.	4,588	274,500

		590,100

Oil, Gas & Consumable Fuels 2.9%
Ardmore Shipping Corp.	45,459	238,660
Brigham Minerals, Inc., Class A	11,133	92,070
Clean Energy Fuels Corp. *	83,026	147,786
CVR Energy, Inc. (a)	5,807	95,990
DHT Holdings, Inc. (a)	129,504	993,296
Dorian LPG Ltd. *	12,662	110,286
GasLog Ltd. (a)	8,747	31,664
International Seaways, Inc.	29,126	695,820
NACCO Industries, Inc., Class A	672	18,803
Nordic American Tankers Ltd. (a)	14,095	63,850
Renewable Energy Group, Inc. *	12,027	246,914
Scorpio Tankers, Inc. (a)	6,597	126,135
Teekay Tankers Ltd., Class A *(a)	6,880	153,011
World Fuel Services Corp.	26,258	661,176

		3,675,461

Paper & Forest Products 0.8%
Boise Cascade Co.	21,771	517,714
PH Glatfelter Co.	33,885	414,075
Schweitzer-Mauduit International, Inc.	1,157	32,188

		963,977

Personal Products 0.4%
Edgewell Personal Care Co. *	1,349	32,484
Inter Parfums, Inc.	9,005	417,382

		449,866

Pharmaceuticals 2.6%
Amneal Pharmaceuticals, Inc. *(a)	14,637	50,937
Amphastar Pharmaceuticals, Inc. *(a)	19,014	282,168
ANI Pharmaceuticals, Inc. *	11,810	481,139
Axsome Therapeutics, Inc. *(a)	6,848	402,868
Corcept Therapeutics, Inc. *	4,392	52,221
Endo International plc *(a)	10,388	38,436
Innoviva, Inc. *(a)	50,967	599,372
MyoKardia, Inc. *(a)	2,231	104,589
Omeros Corp. *(a)	12,347	165,079
Pacira BioSciences, Inc. *(a)	4,574	153,366
Phibro Animal Health Corp., Class A	12,997	314,137
Prestige Consumer Healthcare, Inc. *(a)	4,456	163,446

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A *(a)	1,312	$189,374
Supernus Pharmaceuticals, Inc. *	16,330	293,777

		3,290,909

Professional Services 1.1%
ASGN, Inc. *	7,938	280,370
Barrett Business Services, Inc.	3,797	150,513
Exponent, Inc.	1,145	82,337
Huron Consulting Group, Inc. *	2,530	114,761
ICF International, Inc.	2,517	172,918
Insperity, Inc.	2,121	79,113
TriNet Group, Inc. *	10,694	402,736
TrueBlue, Inc. *	11,900	151,844

		1,434,592

Real Estate Management & Development 0.3%
Kennedy-Wilson Holdings, Inc.	19,070	255,919
Newmark Group, Inc., Class A	24,474	104,015
Redfin Corp. *(a)	1,649	25,428

		385,362

Road & Rail 0.5%
Avis Budget Group, Inc. *	1,176	16,346
Marten Transport Ltd.	28,159	577,823
Werner Enterprises, Inc.	2,587	93,805

		687,974

Semiconductors & Semiconductor Equipment 3.7%
Ambarella, Inc. *	13,187	640,361
Amkor Technology, Inc. *	36,044	280,783
Cirrus Logic, Inc. *	8,424	552,867
Enphase Energy, Inc. *	5,184	167,391
FormFactor, Inc. *	11,942	239,915
Inphi Corp. *	11,477	908,634
Lattice Semiconductor Corp. *	27,242	485,452
MaxLinear, Inc. *	5,136	59,937
Power Integrations, Inc. (a)	7,264	641,629
Rambus, Inc. *(a)	45,104	500,654
Synaptics, Inc. *	281	16,262
Ultra Clean Holdings, Inc. *	2,826	38,999
Veeco Instruments, Inc. *	25,121	240,408

		4,773,292

Software 4.6%
American Software, Inc., Class A	10,458	148,608
Blackline, Inc. *	4,517	237,639
Box, Inc., Class A *(a)	13,070	183,503
Cornerstone OnDemand, Inc. *	12,431	394,684
Digital Turbine, Inc. *	22,877	98,600
Everbridge, Inc. *(a)	2,918	310,359
Five9, Inc. *	9,915	758,101
MicroStrategy, Inc., Class A *	4,340	512,554
Qualys, Inc. *(a)	10,139	881,992
ShotSpotter, Inc. *(a)	1,640	45,067
SPS Commerce, Inc. *	20,210	939,967
SVMK, Inc. *	40,322	544,750
Telenav, Inc. *	54,092	233,677
Verint Systems, Inc. *	13,815	594,045

		5,883,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT GS Small Cap Equity Insights Fund (Continued)

Common Stocks (continued)
	Shares	Value

Specialty Retail 2.6%
America’s Car-Mart, Inc. *	1,635	$92,132
Asbury Automotive Group, Inc. *(a)	11,988	662,097
Boot Barn Holdings, Inc. *(a)	2,202	28,472
Cato Corp. (The), Class A	30,071	320,858
Lithia Motors, Inc., Class A (a)	3,698	302,459
Murphy USA, Inc. *	9,893	834,573
National Vision Holdings, Inc. *	13,121	254,810
Restoration Hardware Holdings, Inc. *(a)	1,617	162,460
Sleep Number Corp. *	1,777	34,047
Sonic Automotive, Inc., Class A (a)	31,545	418,918
Sportsman’s Warehouse Holdings, Inc. *	15,642	96,355
Zumiez, Inc. *	11,003	190,572

		3,397,753

Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc. *	17,754	301,640
Deckers Outdoor Corp. *	2,633	352,822
Kontoor Brands, Inc. (a)	3,068	58,814
Wolverine World Wide, Inc. (a)	33,901	515,295

		1,228,571

Thrifts & Mortgage Finance 1.2%
Bridgewater Bancshares, Inc. *	3,706	36,133
Meridian Bancorp, Inc.	26,450	296,769
PennyMac Financial Services, Inc. (a)	18,744	414,430
Radian Group, Inc.	7,709	99,832
Riverview Bancorp, Inc.	3,519	17,630
Southern Missouri Bancorp, Inc.	1,113	27,012
Territorial Bancorp, Inc.	1,017	24,967
Timberland Bancorp, Inc.	844	15,437
Walker & Dunlop, Inc.	14,415	580,492
WSFS Financial Corp.	2,966	73,913

		1,586,615

Trading Companies & Distributors 1.1%
BMC Stock Holdings, Inc. *	15,687	278,130
Foundation Building Materials, Inc. *	24,579	252,918
GMS, Inc. *	11,267	177,230
H&E Equipment Services, Inc.	14,451	212,141
MRC Global, Inc. *(a)	40,209	171,290
NOW, Inc. *	46,554	240,219
Rush Enterprises, Inc., Class A	1,644	52,476
Willis Lease Finance Corp. *	1,416	37,666

		1,422,070

Water Utilities 0.1%
American States Water Co.	2,124	173,616

Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.	2,128	104,804
Spok Holdings, Inc.	2,326	24,865

		129,669

Total Common Stocks (cost $175,218,938)		127,473,993

Repurchase Agreements 4.3%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,574,412, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $1,605,899. (b)	$1,574,411	$1,574,411

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $4,000,016, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $4,080,001. (b)	4,000,000	4,000,000

Total Repurchase Agreements (cost $5,574,411)		5,574,411

Total Investments (cost $180,793,349) — 103.6%		133,048,404

Liabilities in excess of other assets — (3.6)%		(4,636,625)

NET ASSETS — 100.0%		$128,411,779

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $16,715,018, which was collateralized by cash used to purchase repurchase agreements with a total value of $5,574,411 and by $11,894,024 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $17,468,435.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $5,574,411.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT GS Small Cap Equity Insights Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

GS Small Cap

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$127,473,993	$–	$–	$127,473,993
Repurchase Agreements	–	5,574,411	–	5,574,411
Total	$127,473,993	$5,574,411	$–	$133,048,404

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT International Equity Fund

Common Stocks 96.8%
	Shares	Value

ARGENTINA 0.1%
Banks 0.1%
Banco Macro SA, ADR	4,109	$69,771

AUSTRALIA 4.6%
Biotechnology 2.5%
CSL Ltd.	10,476	1,900,379

Capital Markets 0.4%
ASX Ltd.	3,469	167,304
Magellan Financial Group Ltd.	4,851	128,006

		295,310

Metals & Mining 1.4%
Fortescue Metals Group Ltd.	111,725	682,391
Regis Resources Ltd.	40,417	90,364
Rio Tinto Ltd. (a)	5,815	307,809

		1,080,564

Oil, Gas & Consumable Fuels 0.2%
Santos Ltd.	70,354	152,505

Specialty Retail 0.1%
JB Hi-Fi Ltd. (a)	6,077	106,996

		3,535,754

BELGIUM 0.5%
Equity Real Estate Investment Trusts (REITs) 0.2%
Warehouses De Pauw, CVA	4,532	130,306

Media 0.3%
Telenet Group Holding NV	8,773	264,435

		394,741

BRAZIL 1.2%
Electric Utilities 0.2%
CPFL Energia SA	13,000	67,226
Neoenergia SA	19,900	65,834

		133,060

Food Products 0.2%
Minerva SA *	122,900	188,036

Insurance 0.1%
IRB Brasil Resseguros S/A *	53,900	100,412

Metals & Mining 0.6%
Vale SA, ADR *	45,693	378,795

Oil, Gas & Consumable Fuels 0.0%†
Petroleo Brasileiro SA (Preference)	13,360	35,971

Water Utilities 0.1%
Cia de Saneamento de Minas Gerais-COPASA *	7,800	61,396

		897,670

CANADA 5.3%
Auto Components 0.7%
Magna International, Inc.	16,120	514,424

Banks 0.8%
National Bank of Canada	6,213	240,123
Toronto-Dominion Bank (The) (a)	8,272	351,676

		591,799

Capital Markets 0.3%
CI Financial Corp.	13,802	137,010
IGM Financial, Inc. (a)	3,452	57,276

		194,286

Food & Staples Retailing 1.1%
Alimentation Couche-Tard, Inc., Class B	40,471	953,325

Common Stocks (continued)
	Shares	Value

CANADA (continued)
Insurance 0.2%
iA Financial Corp., Inc.	4,873	$153,188

Media 0.6%
Cogeco Communications, Inc. (a)	6,744	457,507

Metals & Mining 0.6%
Kirkland Lake Gold Ltd.	11,948	351,912
Wesdome Gold Mines Ltd. *	15,520	81,498

		433,410

Road & Rail 0.4%
Canadian Pacific Railway Ltd.	1,302	287,313

Software 0.6%
Constellation Software, Inc.	526	478,053

		4,063,305

CHINA 11.3%
Banks 1.0%
China Merchants Bank Co. Ltd., Class H	164,500	738,504

Building Products 0.4%
China Lesso Group Holdings Ltd.	207,000	271,642

Construction Materials 1.2%
Anhui Conch Cement Co. Ltd., Class H	125,500	867,580
China Resources Cement Holdings Ltd.	98,000	116,415

		983,995

Electronic Equipment, Instruments & Components 0.3%
Sunny Optical Technology Group Co. Ltd.	14,600	194,734

Entertainment 0.2%
Tencent Music Entertainment Group, ADR *(a)	12,187	122,601

Gas Utilities 0.5%
ENN Energy Holdings Ltd.	41,500	399,106

Insurance 0.6%
Ping An Insurance Group Co. of China Ltd., Class H (a)	45,000	440,197

Interactive Media & Services 0.9%
Momo, Inc., ADR	3,271	70,948
Tencent Holdings Ltd.	12,700	619,272

		690,220

Internet & Direct Marketing Retail 2.6%
Alibaba Group Holding Ltd., ADR *	6,465	1,257,313
JD.com, Inc., ADR *	9,826	397,953
Vipshop Holdings Ltd., ADR *	27,932	435,181

		2,090,447

Machinery 0.8%
Sinotruk Hong Kong Ltd.	177,500	293,801
Weichai Power Co. Ltd., Class H	221,000	353,701

		647,502

Oil, Gas & Consumable Fuels 1.1%
CNOOC Ltd.	803,000	837,188

Pharmaceuticals 0.5%
CSPC Pharmaceutical Group Ltd.	210,000	417,960

Real Estate Management & Development 0.9%
China Resources Land Ltd.	56,000	229,747
Country Garden Holdings Co. Ltd. (a)	377,000	452,598

		682,345

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

CHINA (continued)
Textiles, Apparel & Luxury Goods 0.3%
Li Ning Co. Ltd.	83,000	$240,814

		8,757,255

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA, ADR (a)	11,982	113,949

DENMARK 3.3%
Health Care Equipment & Supplies 2.2%
Coloplast A/S, Class B	11,535	1,678,272

Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B	14,118	851,618

		2,529,890

EGYPT 0.2%
Banks 0.2%
Commercial International Bank Egypt SAE (Registered), GDR Reg. S *	38,396	139,120

FRANCE 5.8%
Auto Components 0.1%
Faurecia SE	1,972	59,025
Valeo SA	3,357	56,140

		115,165

Automobiles 0.5%
Peugeot SA	27,416	365,522

Banks 0.6%
BNP Paribas SA	9,186	276,914
Societe Generale SA	13,106	220,474

		497,388

Building Products 0.3%
Cie de Saint-Gobain	9,916	241,096

Capital Markets 0.1%
Amundi SA Reg. S (b)	1,241	73,446

Electrical Equipment 1.5%
Schneider Electric SE	12,934	1,113,599

Hotels, Restaurants & Leisure 0.1%
La Francaise des Jeux SAEM Reg. S *(b)	3,528	88,045

Oil, Gas & Consumable Fuels 1.8%
TOTAL SA (a)	33,168	1,286,239

Personal Products 0.1%
L’Oreal SA	293	76,908

Textiles, Apparel & Luxury Goods 0.7%
Hermes International	836	577,393

		4,434,801

GERMANY 2.7%
Aerospace & Defense 0.7%
MTU Aero Engines AG	3,562	521,843

Auto Components 0.1%
Schaeffler AG (Preference)	11,251	69,233

Insurance 1.8%
Allianz SE (Registered)	8,292	1,429,387

Real Estate Management & Development 0.1%
Corestate Capital Holding SA *	2,291	68,473

		2,088,936

Common Stocks (continued)
	Shares	Value

GREECE 0.3%
Diversified Telecommunication Services 0.3%
Hellenic Telecommunications Organization SA	16,140	$196,060

HONG KONG 1.8%
Communications Equipment 0.3%
Comba Telecom Systems Holdings Ltd.	298,000	119,108
VTech Holdings Ltd.	11,600	83,669

		202,777

Electric Utilities 0.2%
CLP Holdings Ltd.	13,500	124,087

Food Products 0.8%
WH Group Ltd. Reg. S (b)	747,000	693,693

Hotels, Restaurants & Leisure 0.1%
Melco International Development Ltd.	40,000	57,545

Machinery 0.4%
Techtronic Industries Co. Ltd.	43,000	277,004

		1,355,106

INDIA 2.1%
Banks 0.7%
HDFC Bank Ltd., ADR	13,143	505,480

IT Services 1.4%
Infosys Ltd., ADR (a)	105,137	863,174
Wipro Ltd., ADR (a)	46,256	143,394
WNS Holdings Ltd., ADR *	3,151	135,430

		1,141,998

		1,647,478

INDONESIA 0.3%
Banks 0.1%
Bank Rakyat Indonesia Persero Tbk. PT	577,800	106,250

Tobacco 0.2%
Gudang Garam Tbk. PT	54,000	135,949

		242,199

ISRAEL 0.3%
Banks 0.1%
Israel Discount Bank Ltd., Class A	45,786	135,610

Diversified Financial Services 0.1%
Plus500 Ltd.	3,095	41,440

Real Estate Management & Development 0.1%
Mivne Real Estate KD Ltd. *	40,994	89,154

		266,204

ITALY 2.0%
Automobiles 0.4%
Ferrari NV	2,136	331,990

Electric Utilities 1.1%
Enel SpA	114,605	797,700

Insurance 0.5%
Poste Italiane SpA Reg. S (b)	45,427	384,806

		1,514,496

JAPAN 17.8%
Banks 2.2%
Fukuoka Financial Group, Inc. (a)	30,700	406,490
Mitsubishi UFJ Financial Group, Inc.	215,400	803,580
Sumitomo Mitsui Trust Holdings, Inc.	16,400	473,780

		1,683,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Beverages 0.7%
Asahi Group Holdings Ltd.	16,200	$525,997

Building Products 0.1%
AGC, Inc.	3,300	81,106

Chemicals 1.1%
Nitto Denko Corp. (a)	1,900	84,816
Shin-Etsu Chemical Co. Ltd.	6,200	614,475
Showa Denko KK	9,000	186,081

		885,372

Diversified Financial Services 1.0%
ORIX Corp.	61,300	737,154

Electric Utilities 0.2%
Chubu Electric Power Co., Inc.	9,100	128,288

Entertainment 0.2%
Nintendo Co. Ltd.	400	154,278

Equity Real Estate Investment Trusts (REITs) 0.1%
MCUBS MidCity Investment Corp.	125	88,393

Food & Staples Retailing 0.8%
Seven & i Holdings Co. Ltd.	17,800	587,798

Independent Power and Renewable Electricity Producers 0.2%
Electric Power Development Co. Ltd.	7,400	149,395

Insurance 2.4%
Dai-ichi Life Holdings, Inc.	72,300	865,243
Japan Post Holdings Co. Ltd. (a)	99,900	782,675
MS&AD Insurance Group Holdings, Inc.	10,100	282,894

		1,930,812

Interactive Media & Services 0.5%
Dip Corp.	10,500	168,908
Kakaku.com, Inc.	13,000	238,572

		407,480

Machinery 0.7%
Mitsubishi Heavy Industries Ltd.	22,300	564,009

Pharmaceuticals 1.1%
Chugai Pharmaceutical Co. Ltd.	3,800	439,855
Shionogi & Co. Ltd.	8,000	393,649

		833,504

Real Estate Management & Development 1.9%
Daito Trust Construction Co. Ltd.	2,500	233,176
Daiwa House Industry Co. Ltd.	42,500	1,052,592
Sumitomo Realty & Development Co. Ltd.	7,500	182,799

		1,468,567

Road & Rail 1.6%
East Japan Railway Co.	12,500	947,183
West Japan Railway Co.	4,100	280,781

		1,227,964

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	2,000	80,210

Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp.	7,200	361,398

Wireless Telecommunication Services 2.4%
KDDI Corp.	6,900	203,950
NTT DOCOMO, Inc.	55,100	1,732,077

		1,936,027

		13,831,602

Common Stocks (continued)
	Shares	Value

LUXEMBOURG 0.1%
Capital Markets 0.1%
Reinet Investments SCA	5,675	$90,243

MACAU 0.4%
Hotels, Restaurants & Leisure 0.4%
Sands China Ltd.	83,600	304,251

MALAYSIA 0.3%
Health Care Equipment & Supplies 0.3%
Hartalega Holdings Bhd.	122,400	194,379

MEXICO 0.7%
Food & Staples Retailing 0.2%
Wal-Mart de Mexico SAB de CV (a)	75,900	178,372

Wireless Telecommunication Services 0.5%
America Movil SAB de CV, Class L, ADR	29,439	346,791

		525,163

NETHERLANDS 1.5%
Diversified Financial Services 0.3%
EXOR NV	5,015	258,321

Oil, Gas & Consumable Fuels 0.3%
Royal Dutch Shell plc, Class A	11,999	209,980

Professional Services 0.8%
Wolters Kluwer NV	7,845	557,779

Semiconductors & Semiconductor Equipment 0.1%
ASM International NV	953	95,353

		1,121,433

NORWAY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	4,930	62,768

POLAND 0.1%
Wireless Telecommunication Services 0.1%
PLAY Communications SA Reg. S (b)	15,851	112,136

RUSSIA 0.8%
Banks 0.4%
Sberbank of Russia PJSC, ADR	28,985	274,636

Oil, Gas & Consumable Fuels 0.4%
Lukoil PJSC, ADR	3,512	207,770
Lukoil PJSC, ADR	1,381	82,306
Transneft PJSC (Preference)	41	76,901

		366,977

		641,613

SINGAPORE 0.6%
Aerospace & Defense 0.2%
Singapore Technologies Engineering Ltd.	71,700	157,510

Distributors 0.2%
Jardine Cycle & Carriage Ltd.	9,900	137,118

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	44,300	88,276

Real Estate Management & Development 0.1%
UOL Group Ltd.	17,800	81,954

		464,858

SOUTH AFRICA 1.4%
Food & Staples Retailing 0.2%
Clicks Group Ltd.	10,163	146,157

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

SOUTH AFRICA (continued)
Metals & Mining 1.1%
Anglo American Platinum Ltd.	11,406	$479,282
Anglo American plc	22,793	398,291

		877,573

Oil, Gas & Consumable Fuels 0.1%
Exxaro Resources Ltd.	12,539	69,268

		1,092,998

SOUTH KOREA 3.2%
Chemicals 0.1%
Soulbrain Co. Ltd.	2,228	114,663

Diversified Telecommunication Services 0.2%
LG Uplus Corp.	15,917	140,320

Technology Hardware, Storage & Peripherals 2.9%
Samsung Electronics Co. Ltd.	56,900	2,211,368

		2,466,351

SPAIN 1.1%
Banks 0.0%†
Banco Bilbao Vizcaya Argentaria SA	11,860	37,914

Electric Utilities 0.4%
Iberdrola SA	29,596	292,231

IT Services 0.2%
Amadeus IT Group SA	3,532	167,507

Specialty Retail 0.5%
Industria de Diseno Textil SA	13,686	355,312

		852,964

SWEDEN 3.0%
Banks 0.2%
Skandinaviska Enskilda Banken AB, Class A	23,364	158,045

Hotels, Restaurants & Leisure 0.7%
Evolution Gaming Group AB Reg. S (b)	16,353	556,780

Machinery 1.2%
SKF AB, Class B	44,026	605,704
Volvo AB, Class B	23,257	279,659

		885,363

Media 0.1%
Nordic Entertainment Group AB, Class B	5,002	105,452

Tobacco 0.8%
Swedish Match AB	10,985	628,364

		2,334,004

SWITZERLAND 8.3%
Capital Markets 0.3%
Credit Suisse Group AG (Registered) *	6,885	56,852
Partners Group Holding AG	260	179,837

		236,689

Food Products 1.6%
Nestle SA (Registered)	11,780	1,214,144

Pharmaceuticals 6.0%
Novartis AG (Registered)	22,216	1,836,042
Roche Holding AG	8,761	2,848,324

		4,684,366

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics NV	12,442	$270,784

		6,405,983

TAIWAN 3.9%
Electronic Equipment, Instruments & Components 0.4%
Largan Precision Co. Ltd.	2,000	248,630
Yageo Corp.	7,000	62,311

		310,941

Semiconductors & Semiconductor Equipment 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	277,000	2,472,506

Textiles, Apparel & Luxury Goods 0.3%
Feng TAY Enterprise Co. Ltd.	50,600	217,573

		3,001,020

THAILAND 0.3%
Oil, Gas & Consumable Fuels 0.3%
PTT Exploration & Production PCL	97,400	203,523

TURKEY 0.7%
Diversified Telecommunication Services 0.5%
Turk Telekomunikasyon A/S *	393,897	390,713

Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	77,514	144,769

		535,482

UNITED KINGDOM 10.1%
Automobiles 0.1%
Fiat Chrysler Automobiles NV	9,230	66,513

Banks 1.1%
Barclays plc	166,463	193,415
Lloyds Banking Group plc	742,937	292,973
Royal Bank of Scotland Group plc	185,792	259,154
Standard Chartered plc	17,964	99,012

		844,554

Communications Equipment 0.0%†
Spirent Communications plc	4,298	11,180

Electric Utilities 0.2%
SSE plc	11,893	191,942

Food Products 1.4%
Associated British Foods plc	32,804	736,216
Tate & Lyle plc	41,215	334,724

		1,070,940

Hotels, Restaurants & Leisure 0.6%
Compass Group plc	28,756	449,301

Household Durables 0.1%
Vistry Group plc	6,529	46,589

Interactive Media & Services 0.1%
Auto Trader Group plc Reg. S (b)	20,889	113,524

Internet & Direct Marketing Retail 0.2%
Moneysupermarket.com Group plc	49,867	187,760

Leisure Products 0.2%
Games Workshop Group plc	2,727	146,277

Personal Products 2.3%
Unilever NV	35,530	1,750,562

Pharmaceuticals 0.2%
GlaxoSmithKline plc	8,895	166,847

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Professional Services 1.6%
RELX plc	56,572	$1,212,741

Road & Rail 0.1%
Go-Ahead Group plc (The)	4,785	48,947

Specialty Retail 0.2%
Dunelm Group plc	20,354	178,110

Tobacco 0.8%
Imperial Brands plc	33,804	626,589

Trading Companies & Distributors 0.4%
Howden Joinery Group plc	53,062	336,102

Wireless Telecommunication Services 0.5%
Vodafone Group plc	248,608	347,283

		7,795,761

UNITED STATES 0.5%
Food Products 0.1%
JBS SA	28,000	109,605

Leisure Products 0.0%†
BRP, Inc.	1,752	28,584

Trading Companies & Distributors 0.4%
Ferguson plc	4,565	285,453

		423,642

Total Common Stocks (cost $81,289,771)		74,706,909

Repurchase Agreements 2.5%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $404,923, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $413,021.(c)	$404,923	404,923

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $500,002, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $510,000.(c)	500,000	500,000

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000.(c)	$1,000,000	$1,000,000

Total Repurchase Agreements (cost $1,904,923)		1,904,923

Total Investments (cost $83,194,694) — 99.3%		76,611,832

Other assets in excess of liabilities — 0.7%		511,955

NET ASSETS — 100.0%		$77,123,787

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $5,787,160, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,904,923 and by $4,103,042 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from 4/9/2020 – 2/15/2050, a total value of $6,007,965.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $2,022,430 which represents 2.62% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $1,904,923.

ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$679,353	$–	$679,353
Auto Components	514,424	184,398	–	698,822
Automobiles	–	764,026	–	764,026
Banks	1,167,050	4,615,871	–	5,782,921
Beverages	–	525,997	–	525,997
Biotechnology	–	1,900,378	–	1,900,378
Building Products	–	593,844	–	593,844
Capital Markets	194,286	695,688	–	889,974
Chemicals	–	1,000,035	–	1,000,035
Communications Equipment	–	213,957	–	213,957
Construction Materials	–	983,995	–	983,995
Distributors	–	137,118	–	137,118
Diversified Financial Services	–	1,036,916	–	1,036,916
Diversified Telecommunication Services	–	727,094	–	727,094
Electric Utilities	133,060	1,534,248	–	1,667,308
Electrical Equipment	–	1,113,599	–	1,113,599
Electronic Equipment, Instruments & Components	–	505,675	–	505,675
Entertainment	122,601	154,278	–	276,879

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$–	$306,975	$–	$306,975
Food & Staples Retailing	1,131,697	733,955	–	1,865,652
Food Products	297,641	2,978,777	–	3,276,418
Gas Utilities	–	399,105	–	399,105
Health Care Equipment & Supplies	–	1,872,651	–	1,872,651
Hotels, Restaurants & Leisure	–	1,455,922	–	1,455,922
Household Durables	–	46,588	–	46,588
Independent Power and Renewable Electricity Producers	–	149,395	–	149,395
Insurance	253,600	4,185,204	–	4,438,804
Interactive Media & Services	70,948	1,140,276	–	1,211,224
Internet & Direct Marketing Retail	2,090,447	187,760	–	2,278,207
IT Services	1,141,998	167,507	–	1,309,505
Leisure Products	28,584	146,276	–	174,860
Machinery	–	2,373,878	–	2,373,878
Media	457,507	369,887	–	827,394
Metals & Mining	812,205	1,958,136	–	2,770,341
Oil, Gas & Consumable Fuels	357,690	2,980,677	–	3,338,367
Personal Products	–	1,827,472	–	1,827,472
Pharmaceuticals	–	6,954,294	–	6,954,294
Professional Services	–	1,770,519	–	1,770,519
Real Estate Management & Development	–	2,390,492	–	2,390,492
Road & Rail	287,314	1,276,911	–	1,564,225
Semiconductors & Semiconductor Equipment	–	2,918,853	–	2,918,853
Software	478,053	–	–	478,053
Specialty Retail	–	640,419	–	640,419
Technology Hardware, Storage & Peripherals	–	2,572,766	–	2,572,766
Textiles, Apparel & Luxury Goods	–	1,035,780	–	1,035,780
Tobacco	–	1,390,901	–	1,390,901
Trading Companies & Distributors	–	621,555	–	621,555
Water Utilities	61,396	–	–	61,396
Wireless Telecommunication Services	346,791	2,540,216	–	2,887,007
Total Common Stocks	$9,947,292	$64,759,617	$–	$74,706,909
Repurchase Agreements	$–	$1,904,923	$–	$1,904,923
Total	$9,947,292	$66,664,540	$–	$76,611,832

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT International Index Fund

Common Stocks 97.8%
	Shares	Value

AUSTRALIA 6.5%
Airlines 0.0%†
Qantas Airways Ltd.	102,103	$200,271

Banks 1.4%
Australia & New Zealand Banking Group Ltd.	395,696	4,267,459
Bendigo & Adelaide Bank Ltd.(a)	79,946	306,663
Commonwealth Bank of Australia	247,563	9,351,054
National Australia Bank Ltd.	401,212	4,241,339
Westpac Banking Corp.	499,878	5,225,080

		23,391,595

Beverages 0.1%
Coca-Cola Amatil Ltd.	72,409	400,197
Treasury Wine Estates Ltd.(a)	101,563	623,092

		1,023,289

Biotechnology 0.7%
CSL Ltd.	63,556	11,529,248

Capital Markets 0.3%
ASX Ltd.	27,522	1,327,340
Macquarie Group Ltd.	47,861	2,605,694
Magellan Financial Group Ltd.	17,569	463,604

		4,396,638

Chemicals 0.1%
Incitec Pivot Ltd.	229,464	292,290
Orica Ltd.	57,459	539,047

		831,337

Commercial Services & Supplies 0.1%
Brambles Ltd.	212,645	1,403,349

Construction & Engineering 0.0%†
CIMIC Group Ltd.	15,066	214,593

Construction Materials 0.0%†
Boral Ltd.	181,443	226,907

Diversified Financial Services 0.0%†
AMP Ltd.*	496,740	405,111
Challenger Ltd.	69,861	177,869

		582,980

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	591,778	1,129,456
TPG Telecom Ltd.	56,512	244,745

		1,374,201

Electric Utilities 0.0%†
AusNet Services	229,923	242,873

Energy Equipment & Services 0.0%†
Worley Ltd.	49,171	192,695

Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus	155,960	890,245
Goodman Group	233,941	1,787,167
GPT Group (The)	280,256	638,698
Mirvac Group	559,264	740,193
Scentre Group	754,129	746,664
Stockland	323,316	517,975
Vicinity Centres	451,549	284,180

		5,605,122

Food & Staples Retailing 0.3%
Coles Group Ltd.	161,191	1,525,086
Woolworths Group Ltd.	175,999	3,845,574

		5,370,660

Gas Utilities 0.1%
APA Group	159,916	1,021,322

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	8,119	932,748

Common Stocks (continued)
	Shares	Value

AUSTRALIA (continued)

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	23,217	$813,409
Sonic Healthcare Ltd.	61,346	918,729

		1,732,138

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	81,700	1,057,118
Crown Resorts Ltd.	56,674	262,837
Flight Centre Travel Group Ltd.¥	7,823	47,686
Tabcorp Holdings Ltd.	270,158	428,558

		1,796,199

Insurance 0.2%
Insurance Australia Group Ltd.(a)	328,839	1,281,342
Medibank Pvt Ltd.	361,858	590,444
QBE Insurance Group Ltd.	187,026	1,021,852
Suncorp Group Ltd.	178,185	995,903

		3,889,541

Interactive Media & Services 0.0%†
REA Group Ltd.	6,874	323,652

IT Services 0.0%†
Computershare Ltd.	65,222	386,725

Metals & Mining 1.6%
Alumina Ltd.	329,715	293,917
BHP Group Ltd.(a)	414,041	7,527,231
BHP Group plc	294,813	4,559,856
BlueScope Steel Ltd.	73,479	400,756
Fortescue Metals Group Ltd.	186,898	1,141,531
Newcrest Mining Ltd.	109,302	1,535,772
Rio Tinto Ltd.(a)	51,245	2,712,583
Rio Tinto plc	158,278	7,265,394
South32 Ltd.	663,557	715,233

		26,152,273

Multiline Retail 0.2%
Harvey Norman Holdings Ltd.	77,058	139,008
Wesfarmers Ltd.	157,314	3,387,605

		3,526,613
Multi-Utilities 0.1%
AGL Energy Ltd.	92,812	993,932

Oil, Gas & Consumable Fuels 0.2%
Caltex Australia Ltd.	35,128	492,983
Oil Search Ltd.	193,790	294,793
Origin Energy Ltd.	247,443	662,856
Santos Ltd.	250,214	542,384
Washington H Soul Pattinson & Co. Ltd.(a)	16,497	171,552
Woodside Petroleum Ltd.	133,959	1,492,577

		3,657,145

Professional Services 0.0%†
SEEK Ltd.(a)	46,927	440,246

Real Estate Management & Development 0.0%†
Lendlease Group	79,412	499,509

Road & Rail 0.1%
Aurizon Holdings Ltd.	269,863	699,100

Software 0.0%†
WiseTech Global Ltd.(a)	20,023	208,794

Transportation Infrastructure 0.2%
Sydney Airport	163,982	573,757
Transurban Group	376,789	2,771,931

		3,345,688

		106,191,383

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG	42,518	$788,060
Raiffeisen Bank International AG	21,628	317,470

		1,105,530

Electric Utilities 0.0%†
Verbund AG	10,390	376,580

Machinery 0.0%†
ANDRITZ AG	9,818	308,931

Metals & Mining 0.0%†
voestalpine AG(a)	15,613	317,900

Oil, Gas & Consumable Fuels 0.1%
OMV AG	18,678	516,262

		2,625,203

BELGIUM 0.8%

Banks 0.1%
KBC Group NV	35,497	1,638,081

Beverages 0.3%
Anheuser-Busch InBev SA/NV	106,674	4,737,215

Biotechnology 0.1%
Galapagos NV*	6,503	1,290,342

Chemicals 0.1%
Solvay SA(a)	9,500	692,883
Umicore SA(a)	27,730	969,695

		1,662,578

Diversified Financial Services 0.0%†
Groupe Bruxelles Lambert SA	11,402	897,178

Diversified Telecommunication Services 0.0%†
Proximus SADP	20,547	471,520

Food & Staples Retailing 0.0%†
Colruyt SA	7,190	389,872

Insurance 0.1%
Ageas	25,963	1,080,329

Media 0.0%†
Telenet Group Holding NV	6,722	202,614

Pharmaceuticals 0.1%
UCB SA	17,974	1,560,749

		13,930,478

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	55,475	529,240

CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	526,000	1,449,444

Beverages 0.0%†
Budweiser Brewing Co. APAC Ltd. Reg. S*(a)(b)	168,100	431,919

Biotechnology 0.1%
BeiGene Ltd., ADR*(a)	5,617	691,509

Internet & Direct Marketing Retail 0.3%
Prosus NV*	68,158	4,722,573

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	368,300	215,169

		7,510,614

Common Stocks (continued)
	Shares	Value

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR(a)	14,269	$401,792

DENMARK 2.1%

Air Freight & Logistics 0.2%
DSV Panalpina A/S	30,068	2,737,792

Banks 0.1%
Danske Bank A/S	86,695	982,652

Beverages 0.1%
Carlsberg A/S, Class B	15,207	1,726,240

Biotechnology 0.1%
Genmab A/S*	8,873	1,801,023

Chemicals 0.1%
Chr Hansen Holding A/S	15,071	1,130,782
Novozymes A/S, Class B	30,356	1,384,211

		2,514,993

Commercial Services & Supplies 0.0%†
ISS A/S	21,008	289,566

Electric Utilities 0.2%
Orsted A/S Reg. S(b)	26,893	2,641,026

Electrical Equipment 0.1%
Vestas Wind Systems A/S	26,200	2,132,746

Health Care Equipment & Supplies 0.2%
Coloplast A/S, Class B	16,889	2,457,246
Demant A/S*	15,431	342,488

		2,799,734

Insurance 0.0%†
Tryg A/S	17,002	419,396

Marine 0.1%
AP Moller - Maersk A/S, Class A	532	441,401
AP Moller - Maersk A/S, Class B	964	864,778

		1,306,179

Pharmaceuticals 0.9%
H Lundbeck A/S	8,050	239,551
Novo Nordisk A/S, Class B	247,779	14,946,387

		15,185,938

Textiles, Apparel & Luxury Goods 0.0%†
Pandora A/S	12,932	421,124

		34,958,409

FINLAND 1.1%
Auto Components 0.0%†
Nokian Renkaat OYJ	18,075	438,632

Banks 0.2%
Nordea Bank Abp	446,445	2,520,083

Communications Equipment 0.1%
Nokia OYJ	801,880	2,516,590

Diversified Telecommunication Services 0.1%
Elisa OYJ	20,221	1,256,506

Electric Utilities 0.1%
Fortum OYJ	64,707	951,408

Insurance 0.1%
Sampo OYJ, Class A	60,260	1,762,585

Machinery 0.2%
Kone OYJ, Class B	46,948	2,664,696

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

FINLAND (continued)
Machinery (continued)
Metso OYJ	14,356	$342,415
Wartsila OYJ Abp	56,217	413,121

		3,420,232

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	60,145	2,037,201

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	80,861	820,699
UPM-Kymmene OYJ	75,878	2,091,384

		2,912,083

Pharmaceuticals 0.0%†
Orion OYJ, Class B	14,258	584,883

		18,400,203

FRANCE 10.3%

Aerospace & Defense 0.7%
Airbus SE	82,013	5,321,270
Dassault Aviation SA	375	308,596
Safran SA*	45,401	3,990,568
Thales SA	15,148	1,271,448

		10,891,882

Auto Components 0.2%
Cie Generale des Etablissements Michelin SCA	24,303	2,163,098
Faurecia SE	10,680	319,671
Valeo SA	33,953	567,801

		3,050,570

Automobiles 0.1%
Peugeot SA(a)	83,612	1,114,752
Renault SA(a)	27,165	527,553

		1,642,305

Banks 0.5%
BNP Paribas SA	157,505	4,748,025
Credit Agricole SA	164,039	1,202,286
Societe Generale SA	115,253	1,938,829

		7,889,140

Beverages 0.3%
Pernod Ricard SA	29,664	4,219,374
Remy Cointreau SA(a)	3,224	353,261

		4,572,635

Building Products 0.1%
Cie de Saint-Gobain	70,026	1,702,603

Capital Markets 0.1%
Amundi SA Reg. S(b)	8,626	510,510
Natixis SA	133,561	434,263

		944,773

Chemicals 0.6%
Air Liquide SA	65,967	8,455,453
Arkema SA	9,728	672,734

		9,128,187

Construction & Engineering 0.5%
Bouygues SA	31,088	912,294
Eiffage SA	10,891	771,324
Vinci SA	72,019	5,959,220

		7,642,838

Diversified Financial Services 0.0%†
Eurazeo SE	5,740	259,723
Wendel SA	3,809	304,713

		564,436

Diversified Telecommunication Services 0.2%
Iliad SA(a)	2,027	275,505
Orange SA	277,874	3,445,143

		3,720,648

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Electric Utilities 0.0%†
Electricite de France SA	85,083	$670,988

Electrical Equipment 0.6%
Legrand SA	37,930	2,437,369
Schneider Electric SE	77,663	6,686,673

		9,124,042

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA(a)	8,469	900,109

Entertainment 0.2%
Bollore SA	115,816	319,029
Ubisoft Entertainment SA*	13,025	960,544
Vivendi SA	117,801	2,527,614

		3,807,187

Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio	6,510	367,139
Gecina SA	6,194	821,691
ICADE	4,259	337,579
Klepierre SA	28,251	545,563
Unibail-Rodamco-Westfield	19,696	1,115,310

		3,187,282

Food & Staples Retailing 0.1%
Carrefour SA	83,797	1,327,588
Casino Guichard Perrachon SA(a)	6,732	259,585

		1,587,173

Food Products 0.3%
Danone SA	86,471	5,576,917

Health Care Equipment & Supplies 0.0%†
BioMerieux	5,513	622,146

Hotels, Restaurants & Leisure 0.1%
Accor SA(a)	23,781	650,507
Sodexo SA(a)	12,578	852,319

		1,502,826

Household Durables 0.0%†
SEB SA	3,176	396,329

Insurance 0.3%
AXA SA	269,999	4,675,551
CNP Assurances	24,003	234,951
SCOR SE	20,523	452,195

		5,362,697

IT Services 0.3%
Atos SE	13,494	913,091
Capgemini SE	21,723	1,837,649
Edenred(a)	34,575	1,447,077
Worldline SA Reg. S*(b)	17,260	1,014,580

		5,212,397

Life Sciences Tools & Services 0.0%†
Sartorius Stedim Biotech	3,890	781,185

Machinery 0.1%
Alstom SA	27,105	1,134,363

Media 0.1%
Eutelsat Communications SA	24,560	257,166
JCDecaux SA(a)	10,440	189,319
Publicis Groupe SA	29,921	858,435

		1,304,920

Multi-Utilities 0.3%
Engie SA	253,070	2,617,792
Suez	48,076	489,831
Veolia Environnement SA(a)	76,612	1,638,952

		4,746,575

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA(a)	336,064	13,032,390

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Personal Products 0.6%
L’Oreal SA	35,092	$9,211,161

Pharmaceuticals 0.9%
Ipsen SA	5,106	265,042
Sanofi	157,915	13,902,965

		14,168,007

Professional Services 0.1%
Bureau Veritas SA	41,762	793,796
Teleperformance	8,348	1,742,412

		2,536,208

Software 0.2%
Dassault Systemes SE	18,689	2,771,519

Textiles, Apparel & Luxury Goods 1.7%
EssilorLuxottica SA	39,686	4,288,558
Hermes International	4,395	3,035,457
Kering SA	10,610	5,536,244
LVMH Moet Hennessy Louis Vuitton SE	38,927	14,449,527

		27,309,786

Transportation Infrastructure 0.1%
Aeroports de Paris	3,812	365,993
Getlink SE	62,816	759,251

		1,125,244

		167,821,468

GERMANY 8.1%
Aerospace & Defense 0.1%
MTU Aero Engines AG	7,417	1,086,611

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	137,422	3,791,540

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	33,579	320,625

Auto Components 0.1%
Continental AG	15,638	1,143,605

Automobiles 0.7%
Bayerische Motoren Werke AG	45,509	2,389,226
Bayerische Motoren Werke AG (Preference)	8,279	362,209
Daimler AG (Registered)	126,481	3,880,119
Porsche Automobil Holding SE (Preference)	20,799	898,515
Volkswagen AG	4,587	621,657
Volkswagen AG (Preference)	25,685	3,060,220

		11,211,946

Banks 0.0%†
Commerzbank AG	141,588	515,049

Capital Markets 0.3%
Deutsche Bank AG (Registered)	279,129	1,875,163
Deutsche Boerse AG	26,388	3,624,874

		5,500,037

Chemicals 0.6%
BASF SE	128,885	6,229,470
Covestro AG Reg. S(b)	25,027	777,430
Evonik Industries AG	30,418	649,485
Fuchs Petrolub SE (Preference)	9,360	332,584
LANXESS AG	12,240	490,011
Symrise AG	17,591	1,665,965

		10,144,945

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Construction & Engineering 0.0%†
Hochtief AG	3,883	$258,217

Construction Materials 0.1%
HeidelbergCement AG	21,030	917,216

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	467,810	6,194,060
Telefonica Deutschland Holding AG	115,730	287,626
United Internet AG (Registered)	14,206	426,144

		6,907,830

Food & Staples Retailing 0.0%†
METRO AG	24,174	209,215

Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG	5,750	558,680
Sartorius AG (Preference)	5,004	1,223,030
Siemens Healthineers AG Reg. S(b)	19,919	790,354

		2,572,064

Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA	30,295	2,020,785
Fresenius SE & Co. KGaA	59,411	2,232,589

		4,253,374

Hotels, Restaurants & Leisure 0.0%†
TUI AG	62,028	277,790

Household Products 0.2%
Henkel AG & Co. KGaA	14,686	1,106,690
Henkel AG & Co. KGaA (Preference)	25,328	2,065,478

		3,172,168

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	27,051	678,900

Industrial Conglomerates 0.6%
Siemens AG (Registered)	106,807	9,192,705

Insurance 0.9%
Allianz SE (Registered)	58,383	10,064,152
Hannover Rueck SE	8,307	1,214,544
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,100	4,063,103

		15,341,799

Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b)	16,102	1,221,017
Zalando SE Reg. S*(b)	19,353	754,071

		1,975,088

IT Services 0.1%
Wirecard AG	16,688	1,916,797

Machinery 0.1%
GEA Group AG	22,717	467,776
KION Group AG	9,280	407,635
Knorr-Bremse AG	6,909	619,461

		1,494,872

Metals & Mining 0.0%†
thyssenkrupp AG*	57,814	308,046

Multi-Utilities 0.3%
E.ON SE	311,032	3,270,974
RWE AG	83,025	2,222,489

		5,493,463

Personal Products 0.1%
Beiersdorf AG	14,245	1,449,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

GERMANY (continued)
Pharmaceuticals 0.6%
Bayer AG (Registered)	136,940	$8,038,412
Merck KGaA	18,374	1,905,246

		9,943,658

Real Estate Management & Development 0.4%
Aroundtown SA	167,240	838,114
Deutsche Wohnen SE	51,139	1,953,912
Vonovia SE	71,532	3,525,902

		6,317,928

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	172,216	2,579,562

Software 1.0%
SAP SE	137,624	15,806,553

Textiles, Apparel & Luxury Goods 0.4%
adidas AG	25,267	5,812,619
Puma SE	12,220	730,013

		6,542,632

Trading Companies & Distributors 0.1%
Brenntag AG	21,834	824,879

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,583	226,596

		132,375,188

HONG KONG 3.1%
Banks 0.1%
Bank of East Asia Ltd. (The)	193,340	414,813
Hang Seng Bank Ltd.(a)	108,700	1,852,107

		2,266,920

Capital Markets 0.3%
Hong Kong Exchanges & Clearing Ltd.	167,800	5,039,240

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	529,220	718,493
PCCW Ltd.	513,000	281,898

		1,000,391

Electric Utilities 0.3%
CK Infrastructure Holdings Ltd.	90,500	479,340
CLP Holdings Ltd.	233,500	2,146,250
HK Electric Investments & HK Electric Investments Ltd. Reg. S	401,000	385,129
Power Assets Holdings Ltd.	188,000	1,120,013

		4,130,732

Equity Real Estate Investment Trusts (REITs) 0.2%
Link REIT	289,600	2,446,346

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	50,400	231,967

Food Products 0.1%
Vitasoy International Holdings Ltd.(a)	106,000	320,113
WH Group Ltd. Reg. S(b)	1,360,000	1,262,949

		1,583,062

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,447,226	2,379,957

Hotels, Restaurants & Leisure 0.0%†
Melco Resorts & Entertainment Ltd., ADR	29,570	366,668

Industrial Conglomerates 0.1%
Jardine Matheson Holdings Ltd.	28,900	1,426,215
Jardine Matheson Holdings Ltd.	2,400	120,050
Jardine Strategic Holdings Ltd.	26,100	568,980
Jardine Strategic Holdings Ltd.	4,100	90,753
NWS Holdings Ltd.	209,836	214,760

		2,420,758

Common Stocks (continued)
	Shares	Value

HONG KONG (continued)
Insurance 0.9%
AIA Group Ltd.	1,692,800	$15,228,939

Machinery 0.1%
Techtronic Industries Co. Ltd.	191,000	1,230,413

Real Estate Management & Development 0.7%
CK Asset Holdings Ltd.	367,516	1,999,374
Hang Lung Properties Ltd.(a)	278,000	562,265
Henderson Land Development Co. Ltd.	205,775	781,506
Hongkong Land Holdings Ltd.	156,800	570,752
Hongkong Land Holdings Ltd.	8,100	30,298
Kerry Properties Ltd.	92,000	241,590
New World Development Co. Ltd.	864,926	926,476
Sino Land Co. Ltd.	435,000	550,325
Sun Hung Kai Properties Ltd.	220,500	2,895,146
Swire Pacific Ltd., Class A	73,500	470,868
Swire Properties Ltd.	172,000	482,571
Wharf Real Estate Investment Co. Ltd.(a)	168,500	690,433
Wheelock & Co. Ltd.	115,000	781,157

		10,982,761

Road & Rail 0.1%
MTR Corp. Ltd.	209,000	1,076,158

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	44,200	412,399

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	104,500	159,147

		50,955,858

IRELAND 0.6%
Banks 0.0%†
AIB Group plc*	114,555	128,459
Bank of Ireland Group plc	137,215	259,229

		387,688

Building Products 0.1%
Kingspan Group plc	21,855	1,170,194

Construction Materials 0.2%
CRH plc	108,915	2,968,906

Containers & Packaging 0.1%
Smurfit Kappa Group plc	31,847	898,009

Food Products 0.1%
Kerry Group plc, Class A	21,949	2,516,299

Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc	11,187	1,014,142

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	17,830	406,346

		9,361,584

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,266	425,635

Banks 0.2%
Bank Hapoalim BM	158,119	950,548
Bank Leumi Le-Israel BM	199,335	1,102,151
Israel Discount Bank Ltd., Class A	166,310	492,580
Mizrahi Tefahot Bank Ltd.	19,992	373,479

		2,918,758

Chemicals 0.0%†
Israel Chemicals Ltd.	100,608	319,641

IT Services 0.1%
Wix.com Ltd.*	6,636	669,042

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

ISRAEL (continued)
Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR*	156,445	$1,404,876

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,444	314,834

Software 0.2%
Check Point Software Technologies Ltd.*(a)	17,314	1,740,749
Nice Ltd.*	8,833	1,278,820

		3,019,569

		9,072,355

ITALY 1.9%

Aerospace & Defense 0.0%†
Leonardo SpA	55,288	367,813

Auto Components 0.0%†
Pirelli & C SpA Reg. S(a)(b)	43,443	155,512

Automobiles 0.2%
Ferrari NV	17,144	2,664,628

Banks 0.4%
FinecoBank Banca Fineco SpA	84,711	769,816
Intesa Sanpaolo SpA	2,071,462	3,381,155
Mediobanca Banca di Credito Finanziario SpA	82,467	454,645
UniCredit SpA(a)	277,296	2,171,151

		6,776,767

Beverages 0.0%†
Davide Campari-Milano SpA	82,036	590,086

Diversified Telecommunication Services 0.0%†
Telecom Italia SpA*(a)	2,180,253	880,130

Electric Utilities 0.6%
Enel SpA	1,144,251	7,964,472
Terna Rete Elettrica Nazionale SpA	198,839	1,260,048

		9,224,520

Electrical Equipment 0.0%†
Prysmian SpA	35,202	563,744

Gas Utilities 0.1%
Snam SpA	276,727	1,278,101

Insurance 0.2%
Assicurazioni Generali SpA	156,215	2,128,109
Poste Italiane SpA Reg. S(b)	75,765	641,795

		2,769,904

Oil, Gas & Consumable Fuels 0.2%
Eni SpA	352,827	3,567,233

Pharmaceuticals 0.0%†
Recordati SpA	14,710	623,163

Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA	25,213	920,404

Transportation Infrastructure 0.1%
Atlantia SpA	70,438	882,924

		31,264,929

JAPAN 25.7%

Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	20,600	491,434
Yamato Holdings Co. Ltd.(a)	44,900	704,677

		1,196,111

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Airlines 0.0%†
ANA Holdings, Inc.(a)	16,200	$395,592
Japan Airlines Co. Ltd.	15,686	288,659

		684,251

Auto Components 0.6%
Aisin Seiki Co. Ltd.	22,800	561,452
Bridgestone Corp.(a)	81,200	2,498,783
Denso Corp.	61,600	1,989,813
JTEKT Corp.(a)	28,700	194,884
Koito Manufacturing Co. Ltd.	15,600	527,936
NGK Spark Plug Co. Ltd.	22,800	320,927
Stanley Electric Co. Ltd.	17,200	338,913
Sumitomo Electric Industries Ltd.	107,300	1,128,668
Sumitomo Rubber Industries Ltd.	26,300	248,212
Toyoda Gosei Co. Ltd.	8,700	149,172
Toyota Industries Corp.(a)	20,700	993,288
Yokohama Rubber Co. Ltd. (The)	16,700	207,201

		9,159,249

Automobiles 1.8%
Honda Motor Co. Ltd.	228,300	5,134,403
Isuzu Motors Ltd.	77,500	512,988
Mazda Motor Corp.	80,380	425,261
Mitsubishi Motors Corp.(a)	90,299	255,700
Nissan Motor Co. Ltd.(a)	316,600	1,045,208
Subaru Corp.(a)	87,500	1,679,970
Suzuki Motor Corp.(a)	52,400	1,253,821
Toyota Motor Corp.(a)	319,894	19,258,185
Yamaha Motor Co. Ltd.	36,300	438,475

		30,004,011

Banks 1.2%
Aozora Bank Ltd.(a)	18,000	343,201
Bank of Kyoto Ltd. (The)(a)	6,500	206,843
Chiba Bank Ltd. (The)(a)	78,900	345,159
Concordia Financial Group Ltd.(a)	148,900	433,727
Fukuoka Financial Group, Inc.	24,900	329,694
Japan Post Bank Co. Ltd.(a)	57,700	533,120
Mebuki Financial Group, Inc.(a)	118,700	242,037
Mitsubishi UFJ Financial Group, Inc.	1,729,067	6,450,531
Mizuho Financial Group, Inc.(a)	3,366,224	3,852,550
Resona Holdings, Inc.(a)	295,600	889,484
Seven Bank Ltd.(a)	65,300	168,775
Shinsei Bank Ltd.	24,400	325,676
Shizuoka Bank Ltd. (The)(a)	67,300	409,451
Sumitomo Mitsui Financial Group, Inc.	182,453	4,433,117
Sumitomo Mitsui Trust Holdings, Inc.	43,940	1,269,384

		20,232,749

Beverages 0.3%
Asahi Group Holdings Ltd.	51,600	1,675,397
Coca-Cola Bottlers Japan, Inc.(a)	18,000	369,755
Kirin Holdings Co. Ltd.	113,200	2,242,069
Suntory Beverage & Food Ltd.	19,600	741,694

		5,028,915

Biotechnology 0.0%†
PeptiDream, Inc.*(a)	13,300	464,220

Building Products 0.4%
AGC, Inc.	23,900	587,403
Daikin Industries Ltd.(a)	34,700	4,231,528
LIXIL Group Corp.	37,500	466,313
TOTO Ltd.(a)	18,700	622,469

		5,907,713

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Capital Markets 0.3%
Daiwa Securities Group, Inc.	219,900	$852,957
Japan Exchange Group, Inc.	71,300	1,259,844
Nomura Holdings, Inc.	455,900	1,931,302
SBI Holdings, Inc.(a)	33,290	485,651

		4,529,754

Chemicals 1.0%
Air Water, Inc.	22,500	309,601
Asahi Kasei Corp.	180,200	1,273,617
Daicel Corp.(a)	38,100	278,181
Hitachi Chemical Co. Ltd.	14,100	601,076
JSR Corp.	27,000	497,363
Kansai Paint Co. Ltd.	26,100	497,678
Kuraray Co. Ltd.	42,900	433,558
Mitsubishi Chemical Holdings Corp.(a)	180,900	1,076,312
Mitsubishi Gas Chemical Co., Inc.	23,500	255,264
Mitsui Chemicals, Inc.	25,900	491,521
Nippon Paint Holdings Co. Ltd.	20,700	1,091,230
Nissan Chemical Corp.(a)	18,600	677,415
Nitto Denko Corp.(a)	22,300	995,471
Shin-Etsu Chemical Co. Ltd.	49,400	4,895,978
Showa Denko KK	16,900	349,418
Sumitomo Chemical Co. Ltd.	210,600	624,955
Taiyo Nippon Sanso Corp.	20,000	296,236
Teijin Ltd.	22,800	386,273
Toray Industries, Inc.	196,000	849,898
Tosoh Corp.	38,100	433,476

		16,314,521

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	32,400	690,083
Park24 Co. Ltd.	17,700	259,138
Secom Co. Ltd.	29,800	2,477,642
Sohgo Security Services Co. Ltd.(a)	10,200	496,939
Toppan Printing Co. Ltd.	41,100	629,906

		4,553,708

Construction & Engineering 0.2%
JGC Holdings Corp.(a)	32,100	257,484
Kajima Corp.(a)	62,100	637,314
Obayashi Corp.	92,600	793,234
Shimizu Corp.	82,600	646,051
Taisei Corp.	27,200	831,512

		3,165,595

Construction Materials 0.0%†
Taiheiyo Cement Corp.	16,100	275,356

Consumer Finance 0.0%†
Acom Co. Ltd.(a)	59,900	243,565
AEON Financial Service Co. Ltd.	15,800	169,005
Credit Saison Co. Ltd.	22,000	255,475

		668,045

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	20,300	231,700

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	11,100	282,701

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,300	232,601
ORIX Corp.	188,300	2,264,374
Tokyo Century Corp.	6,400	200,162

		2,697,137
Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	179,856	4,268,022

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	89,700	1,264,555

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Electric Utilities (continued)
Chugoku Electric Power Co., Inc. (The)(a)	39,100	$547,462
Kansai Electric Power Co., Inc. (The)(a)	99,500	1,109,887
Kyushu Electric Power Co., Inc.(a)	48,400	389,905
Tohoku Electric Power Co., Inc.	58,900	568,644
Tokyo Electric Power Co. Holdings, Inc.*	204,100	713,186

		4,593,639

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	18,000	407,201
Mitsubishi Electric Corp.(a)	252,900	3,121,208
Nidec Corp.	62,000	3,216,018

		6,744,427

Electronic Equipment, Instruments & Components 1.5%
Alps Alpine Co. Ltd.(a)	30,000	290,701
Hamamatsu Photonics KK	18,800	769,516
Hirose Electric Co. Ltd.	4,394	455,742
Hitachi High-Tech Corp.	9,700	719,998
Hitachi Ltd.	134,500	3,915,273
Keyence Corp.	25,644	8,275,715
Kyocera Corp.(a)	45,600	2,704,195
Murata Manufacturing Co. Ltd.	80,100	4,054,255
Omron Corp.	25,300	1,316,193
Shimadzu Corp.	31,500	829,172
TDK Corp.(a)	18,400	1,423,816
Yokogawa Electric Corp.	34,900	420,337

		25,174,913

Entertainment 0.5%
Konami Holdings Corp.	12,300	377,092
Nexon Co. Ltd.	70,300	1,149,876
Nintendo Co. Ltd.	15,600	6,016,824
Square Enix Holdings Co. Ltd.	12,900	576,497
Toho Co. Ltd.	15,600	476,950

		8,597,239

Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT Investment Corp.	289	706,073
Japan Prime Realty Investment Corp.	108	324,355
Japan Real Estate Investment Corp.	185	1,084,553
Japan Retail Fund Investment Corp.	360	406,511
Nippon Building Fund, Inc.	191	1,283,301
Nippon Prologis REIT, Inc.	289	728,077
Nomura Real Estate Master Fund, Inc.	597	753,378
Orix JREIT, Inc.	367	481,923
United Urban Investment Corp.	395	391,927

		6,160,098

Food & Staples Retailing 0.5%
Aeon Co. Ltd.	93,400	2,075,941
FamilyMart Co. Ltd.(a)	34,800	623,095
Lawson, Inc.	6,200	341,013
Seven & i Holdings Co. Ltd.	104,700	3,457,440
Sundrug Co. Ltd.	10,800	346,622
Tsuruha Holdings, Inc.	4,700	621,433
Welcia Holdings Co. Ltd.	7,200	506,920

		7,972,464

Food Products 0.4%
Ajinomoto Co., Inc.	62,600	1,166,402
Calbee, Inc.	11,500	311,442
Kikkoman Corp.(a)	20,100	855,862
MEIJI Holdings Co. Ltd.	15,480	1,102,888
NH Foods Ltd.(a)	12,300	428,649
Nisshin Seifun Group, Inc.(a)	26,923	449,388
Nissin Foods Holdings Co. Ltd.	8,900	742,818
Toyo Suisan Kaisha Ltd.	12,700	614,878
Yakult Honsha Co. Ltd.	16,800	994,910

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Food Products (continued)
Yamazaki Baking Co. Ltd.	17,300	$362,236

		7,029,473

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	53,000	1,000,464
Toho Gas Co. Ltd.	10,700	488,595
Tokyo Gas Co. Ltd.(a)	54,200	1,284,106

		2,773,165

Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd.	25,800	638,678
Hoya Corp.	52,800	4,491,110
Olympus Corp.	165,700	2,391,454
Sysmex Corp.	23,800	1,720,786
Terumo Corp.	89,300	3,070,980

		12,313,008

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.(a)	24,400	455,126
Medipal Holdings Corp.	25,500	476,572
Suzuken Co. Ltd.	10,220	372,497

		1,304,195

Health Care Technology 0.1%
M3, Inc.(a)	62,700	1,852,889

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	9,326	421,178
Oriental Land Co. Ltd.(a)	27,800	3,557,675

		3,978,853

Household Durables 1.0%
Casio Computer Co. Ltd.(a)	29,500	413,826
Iida Group Holdings Co. Ltd.	17,300	239,649
Nikon Corp.	43,800	404,597
Panasonic Corp.	313,900	2,396,234
Rinnai Corp.	4,700	333,160
Sekisui Chemical Co. Ltd.	51,100	677,735
Sekisui House Ltd.	88,400	1,460,928
Sharp Corp.*	30,000	314,331
Sony Corp.	178,100	10,586,834

		16,827,294

Household Products 0.2%
Lion Corp.	31,600	677,955
Pigeon Corp.(a)	16,300	625,617
Unicharm Corp.	57,400	2,155,218

		3,458,790

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	19,100	385,602

Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.	14,000	623,221
Toshiba Corp.	52,800	1,162,388

		1,785,609

Insurance 0.8%
Dai-ichi Life Holdings, Inc.	153,400	1,835,802
Japan Post Holdings Co. Ltd.(a)	223,900	1,754,163
Japan Post Insurance Co. Ltd.(a)	31,500	390,761
MS&AD Insurance Group Holdings, Inc.(a)	67,441	1,888,973
Sompo Holdings, Inc.(a)	47,750	1,477,026
Sony Financial Holdings, Inc.	23,200	392,143
T&D Holdings, Inc.(a)	72,000	587,839
Tokio Marine Holdings, Inc.	89,100	4,086,351

		12,413,058

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Interactive Media & Services 0.1%
Kakaku.com, Inc.	19,500	$357,857
LINE Corp.*	8,600	415,546
Z Holdings Corp.	369,300	1,187,882

		1,961,285

Internet & Direct Marketing Retail 0.1%
Mercari, Inc.*	10,600	205,666
Rakuten, Inc.	120,800	916,482
ZOZO, Inc.(a)	15,300	205,294

		1,327,442

IT Services 0.5%
Fujitsu Ltd.	28,000	2,526,694
GMO Payment Gateway, Inc.	5,800	406,971
Itochu Techno-Solutions Corp.	13,700	390,795
NEC Corp.	35,700	1,302,565
Nomura Research Institute Ltd.	46,215	976,490
NTT Data Corp.	89,200	857,928
Obic Co. Ltd.	9,100	1,188,792
Otsuka Corp.	14,000	598,985

		8,249,220

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	28,400	1,378,347
Sankyo Co. Ltd.	6,700	195,277
Sega Sammy Holdings, Inc.	20,700	252,042
Shimano, Inc.	10,400	1,489,543
Yamaha Corp.(a)	20,600	803,022

		4,118,231

Machinery 1.3%
Amada Holdings Co. Ltd.	41,200	325,248
Daifuku Co. Ltd.(a)	13,500	855,597
FANUC Corp.	27,000	3,661,421
Hino Motors Ltd.	40,100	215,525
Hitachi Construction Machinery Co. Ltd.(a)	13,400	271,014
Hoshizaki Corp.	7,200	541,074
IHI Corp.(a)	18,299	213,454
Kawasaki Heavy Industries Ltd.(a)	18,799	272,553
Komatsu Ltd.	126,500	2,081,443
Kubota Corp.	143,600	1,836,849
Kurita Water Industries Ltd.	14,100	325,825
Makita Corp.(a)	32,600	999,586
MINEBEA MITSUMI, Inc.	52,200	778,350
MISUMI Group, Inc.	40,100	874,451
Mitsubishi Heavy Industries Ltd.(a)	46,100	1,165,956
Nabtesco Corp.	15,900	366,763
NGK Insulators Ltd.	33,600	440,439
NSK Ltd.	54,200	347,670
SMC Corp.	8,100	3,457,664
Sumitomo Heavy Industries Ltd.	14,600	263,329
THK Co. Ltd.	16,900	345,050
Yaskawa Electric Corp.	33,900	931,580

		20,570,841

Marine 0.0%†
Mitsui OSK Lines Ltd.	13,600	219,348
Nippon Yusen KK	20,300	241,324

		460,672

Media 0.1%
CyberAgent, Inc.	15,300	593,735
Dentsu Group, Inc.	30,401	586,132

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Media (continued)
Hakuhodo DY Holdings, Inc.	31,200	$314,709

		1,494,576

Metals & Mining 0.2%
Hitachi Metals Ltd.	30,000	315,897
JFE Holdings, Inc.	69,500	452,351
Maruichi Steel Tube Ltd.(a)	7,500	180,654
Mitsubishi Materials Corp.	16,700	342,278
Nippon Steel Corp.	116,344	996,520
Sumitomo Metal Mining Co. Ltd.	32,900	674,744

		2,962,444

Multiline Retail 0.2%
Isetan Mitsukoshi Holdings Ltd.(a)	51,360	299,415
J Front Retailing Co. Ltd.	28,400	235,927
Marui Group Co. Ltd.(a)	25,000	419,658
Pan Pacific International Holdings Corp.	62,800	1,192,558
Ryohin Keikaku Co. Ltd.	31,400	352,435

		2,499,993

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.(a)	27,156	622,567
Inpex Corp.	144,000	809,434
JXTG Holdings, Inc.	436,239	1,495,265

		2,927,266

Paper & Forest Products 0.0%†
Oji Holdings Corp.	121,100	649,398

Personal Products 0.6%
Kao Corp.	67,500	5,526,838
Kobayashi Pharmaceutical Co. Ltd.	7,200	667,443
Kose Corp.(a)	4,200	517,807
Pola Orbis Holdings, Inc.	13,200	243,817
Shiseido Co. Ltd.	55,500	3,278,486

		10,234,391

Pharmaceuticals 1.9%
Astellas Pharma, Inc.	263,100	4,072,832
Chugai Pharmaceutical Co. Ltd.	31,100	3,599,867
Daiichi Sankyo Co. Ltd.	79,100	5,442,207
Eisai Co. Ltd.	35,800	2,627,710
Hisamitsu Pharmaceutical Co., Inc.(a)	7,500	349,686
Kyowa Kirin Co. Ltd.	35,000	784,781
Nippon Shinyaku Co. Ltd.	6,400	502,863
Ono Pharmaceutical Co. Ltd.	50,000	1,150,930
Otsuka Holdings Co. Ltd.	55,500	2,172,794
Santen Pharmaceutical Co. Ltd.	47,500	818,141
Shionogi & Co. Ltd.	38,300	1,884,592
Sumitomo Dainippon Pharma Co. Ltd.	24,600	319,191
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	301,247
Takeda Pharmaceutical Co. Ltd.	210,249	6,434,164

		30,461,005

Professional Services 0.3%
Persol Holdings Co. Ltd.	25,200	253,121
Recruit Holdings Co. Ltd.	190,100	4,908,725

		5,161,846

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.	14,830	187,049
Daito Trust Construction Co. Ltd.	10,300	960,686
Daiwa House Industry Co. Ltd.(a)	80,500	1,993,733
Hulic Co. Ltd.	41,700	423,401
Mitsubishi Estate Co. Ltd.	162,400	2,394,079
Mitsui Fudosan Co. Ltd.	125,300	2,167,195
Nomura Real Estate Holdings, Inc.	18,100	293,588
Sumitomo Realty & Development Co. Ltd.	48,000	1,169,911
Tokyu Fudosan Holdings Corp.	86,100	412,111

		10,001,753

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Road & Rail 1.1%
Central Japan Railway Co.	20,000	$3,206,058
East Japan Railway Co.	41,976	3,180,717
Hankyu Hanshin Holdings, Inc.	32,500	1,094,354
Keikyu Corp.	30,799	518,883
Keio Corp.(a)	14,699	870,262
Keisei Electric Railway Co. Ltd.	17,300	499,571
Kintetsu Group Holdings Co. Ltd.	24,700	1,145,040
Kyushu Railway Co.(a)	22,600	649,890
Nagoya Railroad Co. Ltd.(a)	25,199	707,738
Nippon Express Co. Ltd.	10,300	504,382
Odakyu Electric Railway Co. Ltd.(a)	41,500	912,213
Seibu Holdings, Inc.	29,200	321,549
Tobu Railway Co. Ltd.(a)	26,700	933,251
Tokyu Corp.	70,200	1,105,826
West Japan Railway Co.	23,300	1,595,657

		17,245,391

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	28,800	1,155,022
Disco Corp.	3,900	769,655
Renesas Electronics Corp.*	107,300	385,247
Rohm Co. Ltd.	13,200	722,869
SUMCO Corp.	35,400	455,244
Tokyo Electron Ltd.(a)	21,800	4,099,257

		7,587,294

Software 0.1%
Oracle Corp. Japan	5,200	453,976
Trend Micro, Inc.	18,100	894,032

		1,348,008

Specialty Retail 0.4%
ABC-Mart, Inc.	5,000	250,775
Fast Retailing Co. Ltd.	8,100	3,309,786
Hikari Tsushin, Inc.	2,800	469,772
Nitori Holdings Co. Ltd.	11,100	1,500,391
Shimamura Co. Ltd.	3,100	187,234
USS Co. Ltd.	29,200	402,207
Yamada Denki Co. Ltd.*(a)	94,500	377,333

		6,497,498

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	32,500	496,771
Canon, Inc.	138,700	3,029,267
FUJIFILM Holdings Corp.	51,200	2,569,940
Konica Minolta, Inc.	62,700	254,594
Ricoh Co. Ltd.(a)	94,700	695,383
Seiko Epson Corp.(a)	40,500	438,268

		7,484,223

Tobacco 0.2%
Japan Tobacco, Inc.(a)	166,500	3,081,992

Trading Companies & Distributors 0.9%
ITOCHU Corp.(a)	187,800	3,896,490
Marubeni Corp.(a)	222,400	1,108,802
Mitsubishi Corp.	188,700	4,005,095
Mitsui & Co. Ltd.	230,100	3,205,324
MonotaRO Co. Ltd.	15,800	419,829
Sumitomo Corp.	163,700	1,877,122
Toyota Tsusho Corp.(a)	30,000	706,298

		15,218,960

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.(a)	6,100	235,459
Kamigumi Co. Ltd.	17,000	287,584

		523,043

Wireless Telecommunication Services 1.5%
KDDI Corp.	248,300	7,339,270
NTT DOCOMO, Inc.	186,900	5,875,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)

Wireless Telecommunication Services (continued)
Softbank Corp.(a)	232,700	$2,962,033
SoftBank Group Corp.	220,600	7,724,752

		23,901,288

		418,996,534

LUXEMBOURG 0.1%

Energy Equipment & Services 0.0%†
Tenaris SA	65,510	400,733

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE(a)	1,614	800,090

Media 0.0%†
SES SA, FDR	49,601	291,843

Metals & Mining 0.1%
ArcelorMittal SA(a)	94,700	897,469

		2,390,135

MACAU 0.2%

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	295,000	1,562,581
Sands China Ltd.	345,100	1,255,945
SJM Holdings Ltd.	229,000	192,067
Wynn Macau Ltd.(a)	229,600	347,275

		3,357,868

MALTA 0.0%†

Capital Markets 0.0%†
BGP Holdings plc*^¥	848,508	0

NETHERLANDS 4.3%

Banks 0.2%
ABN AMRO Bank NV, CVA Reg. S(b)	59,779	490,705
ING Groep NV	540,648	2,831,948

		3,322,653

Beverages 0.3%
Heineken Holding NV	16,282	1,249,612
Heineken NV	36,849	3,084,191

		4,333,803
Chemicals 0.3%
Akzo Nobel NV	28,808	1,899,207
Koninklijke DSM NV	25,100	2,852,218

		4,751,425

Diversified Financial Services 0.0%†
EXOR NV	15,256	785,833

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	514,934	1,231,685

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	156,483	3,662,218

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	126,637	5,125,598

Insurance 0.1%
Aegon NV	251,736	638,575
NN Group NV	42,804	1,156,089

		1,794,664

Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway Reg. S*(b)	15,812	1,191,993

IT Services 0.1%
Adyen NV Reg. S*(b)	1,462	1,237,331

Common Stocks (continued)
	Shares	Value

NETHERLANDS (continued)

Media 0.0%†
Altice Europe NV*	79,730	$308,203

Oil, Gas & Consumable Fuels 1.2%
Koninklijke Vopak NV	8,867	462,348
Royal Dutch Shell plc, Class A	584,639	10,231,066
Royal Dutch Shell plc, Class B	524,878	8,800,584

		19,493,998

Professional Services 0.2%
Randstad NV*	17,371	613,746
Wolters Kluwer NV	37,887	2,693,759

		3,307,505

Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV	59,581	15,834,280
NXP Semiconductors NV	38,843	3,221,250

		19,055,530

		69,602,439

NEW ZEALAND 0.3%

Construction Materials 0.0%†
Fletcher Building Ltd.	103,739	215,411

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	249,863	609,046

Electric Utilities 0.0%†
Mercury NZ Ltd.	104,919	262,496

Food Products 0.1%
a2 Milk Co. Ltd.*	104,616	1,058,094

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	79,856	1,447,609

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	54,219	333,230

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	180,387	426,761

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	143,378	422,555
		4,775,202

NORWAY 0.5%

Banks 0.1%
DNB ASA	134,797	1,511,778

Chemicals 0.1%
Yara International ASA	25,098	794,085

Diversified Telecommunication Services 0.1%
Telenor ASA	98,160	1,438,486

Food Products 0.1%
Mowi ASA	62,487	952,451
Orkla ASA	101,400	867,724

		1,820,175

Insurance 0.0%†
Gjensidige Forsikring ASA	28,575	488,963

Media 0.0%†
Schibsted ASA, Class B	14,443	256,426

Metals & Mining 0.0%†
Norsk Hydro ASA	189,189	411,051

Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	16,731	213,016

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

NORWAY (continued)

Oil, Gas & Consumable Fuels (continued)
Equinor ASA	142,391	$1,793,657

		2,006,673

		8,727,637

PORTUGAL 0.2%

Electric Utilities 0.1%
EDP - Energias de Portugal SA	355,878	1,430,004

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	38,049	688,212

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	70,839	808,788

		2,927,004

RUSSIA 0.0%†

Metals & Mining 0.0%†
Evraz plc	72,161	205,929

SINGAPORE 1.2%

Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	220,600	484,614

Airlines 0.0%†
Singapore Airlines Ltd.	77,166	311,911

Banks 0.5%
DBS Group Holdings Ltd.	255,100	3,335,476
Oversea-Chinese Banking Corp. Ltd.	470,000	2,859,096
United Overseas Bank Ltd.	173,800	2,380,103

		8,574,675

Capital Markets 0.1%
Singapore Exchange Ltd.	113,600	731,459

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	12,566	174,043

Diversified Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	1,160,650	2,075,473

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	40,700	386,833

Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT	374,243	745,748
CapitaLand Commercial Trust	394,544	425,020
CapitaLand Mall Trust	366,100	461,404
Mapletree Commercial Trust	281,700	363,001
Suntec REIT	232,800	204,913

		2,200,086
Food Products 0.1%
Wilmar International Ltd.	276,894	626,302

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore Ltd.	878,496	426,911

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	208,000	774,573
Sembcorp Industries Ltd.	151,000	163,926

		938,499

Media 0.0%†
Singapore Press Holdings Ltd.	208,000	267,939

Real Estate Management & Development 0.1%
CapitaLand Ltd.	340,097	678,912
City Developments Ltd.	61,200	310,240
UOL Group Ltd.	66,200	304,794

		1,293,946

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	314,000	336,021

Common Stocks (continued)
	Shares	Value

SINGAPORE (continued)

Transportation Infrastructure 0.0%†
SATS Ltd.	100,700	$224,111

		19,052,823

SOUTH AFRICA 0.2%

Metals & Mining 0.2%
Anglo American plc	146,398	2,558,200

SPAIN 2.5%

Banks 0.6%
Banco Bilbao Vizcaya Argentaria SA(a)	924,830	2,956,473
Banco de Sabadell SA(a)	807,222	414,763
Banco Santander SA	2,329,828	5,670,683
Bankia SA(a)	187,282	209,084
Bankinter SA	85,928	315,472
CaixaBank SA	510,206	951,563

		10,518,038

Biotechnology 0.1%
Grifols SA	42,155	1,435,804

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	33,791	660,143
Ferrovial SA	69,546	1,670,008

		2,330,151

Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg. S(b)	35,612	1,620,940
Telefonica SA	649,077	2,979,807

		4,600,747

Electric Utilities 0.7%
Endesa SA	45,155	966,733
Iberdrola SA	859,471	8,486,419
Red Electrica Corp. SA	59,449	1,070,485

		10,523,637

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA	33,691	506,932

Gas Utilities 0.1%
Enagas SA	28,047	557,932
Naturgy Energy Group SA(a)	43,068	762,421

		1,320,353

Insurance 0.0%†
Mapfre SA	162,399	277,781

IT Services 0.2%
Amadeus IT Group SA	61,311	2,907,701

Oil, Gas & Consumable Fuels 0.1%
Repsol SA(a)	201,710	1,840,652

Specialty Retail 0.2%
Industria de Diseno Textil SA	152,012	3,946,500

Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b)	9,539	1,041,011
		41,249,307

SWEDEN 2.5%

Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	231,374	1,565,122
Svenska Handelsbanken AB, Class A*	221,115	1,851,667
Swedbank AB, Class A(a)	128,744	1,437,650

		4,854,439

Building Products 0.2%
Assa Abloy AB, Class B	142,490	2,693,771

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,251	478,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

SWEDEN (continued)

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B*	426,666	$3,482,181

Construction & Engineering 0.0%†
Skanska AB, Class B*(a)	48,358	737,046

Diversified Financial Services 0.3%
Industrivarden AB, Class C	20,799	406,026
Investor AB, Class B	62,890	2,892,585
Kinnevik AB, Class B	35,565	591,026
L E Lundbergforetagen AB, Class B	10,809	443,177

		4,332,814

Diversified Telecommunication Services 0.1%
Telia Co. AB	374,581	1,347,411

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	36,797	1,569,523

Food & Staples Retailing 0.0%†
ICA Gruppen AB	12,291	518,167

Household Durables 0.0%†
Electrolux AB Series B	30,384	378,363
Husqvarna AB, Class B	56,775	285,452

		663,815

Household Products 0.2%
Essity AB, Class B	83,662	2,579,911

Machinery 0.8%
Alfa Laval AB	43,477	753,465
Atlas Copco AB, Class A	95,465	3,208,372
Atlas Copco AB, Class B	55,146	1,626,166
Epiroc AB, Class A	90,486	897,025
Epiroc AB, Class B	57,950	574,710
Sandvik AB	160,878	2,284,675
SKF AB, Class B	53,200	731,919
Volvo AB, Class B	211,250	2,540,221

		12,616,553

Metals & Mining 0.0%†
Boliden AB	38,477	701,465

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB	24,369	466,641

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B	115,245	1,482,853

Tobacco 0.1%
Swedish Match AB(a)	23,119	1,322,453

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	70,568	948,308

		40,796,297

SWITZERLAND 10.8%

Beverages 0.0%†
Coca-Cola HBC AG	28,586	614,400

Building Products 0.2%
Geberit AG (Registered)	5,266	2,323,024

Capital Markets 0.7%
Credit Suisse Group AG (Registered)*	353,233	2,916,782
Julius Baer Group Ltd.*(a)	31,469	1,074,383
Partners Group Holding AG	2,657	1,837,795
UBS Group AG (Registered)*	539,295	5,040,494

		10,869,454

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)

Chemicals 0.5%
Clariant AG (Registered)	29,383	$494,201
EMS-Chemie Holding AG (Registered)(a)	1,069	672,849
Givaudan SA (Registered)	1,287	3,990,246
Sika AG (Registered)(a)	17,647	2,919,810

		8,077,106

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	70,050	2,560,801

Diversified Financial Services 0.0%†
Pargesa Holding SA	5,244	348,108

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	3,682	1,984,995

Electrical Equipment 0.3%
ABB Ltd. (Registered)(a)	257,412	4,525,960

Food Products 2.8%
Barry Callebaut AG (Registered)	422	848,522
Chocoladefabriken Lindt & Spruengli AG	149	1,258,831
Chocoladefabriken Lindt & Spruengli AG (Registered)	14	1,224,754
Nestle SA (Registered)	416,737	42,952,342

		46,284,449

Health Care Equipment & Supplies 0.3%
Alcon, Inc.*	57,303	2,924,288
Sonova Holding AG (Registered)	7,820	1,411,793
Straumann Holding AG (Registered)	1,467	1,093,309

		5,429,390

Insurance 0.8%
Baloise Holding AG (Registered)	6,568	862,099
Swiss Life Holding AG (Registered)	4,776	1,626,083
Swiss Re AG(a)	41,891	3,229,955
Zurich Insurance Group AG	21,011	7,458,042

		13,176,179

Life Sciences Tools & Services 0.3%
Lonza Group AG (Registered)*	10,376	4,316,947
Machinery 0.1%
Schindler Holding AG	5,788	1,272,224
Schindler Holding AG (Registered)	2,904	614,362

		1,886,586

Marine 0.1%
Kuehne + Nagel International AG (Registered)(a)	7,631	1,048,874

Metals & Mining 0.1%
Glencore plc*	1,464,088	2,234,579

Pharmaceuticals 3.5%
Novartis AG (Registered)	300,827	24,861,859
Roche Holding AG(a)	98,382	31,985,368
Vifor Pharma AG	6,430	889,682

		57,736,909

Professional Services 0.2%
Adecco Group AG (Registered)	22,219	876,667
SGS SA (Registered)(a)	835	1,936,897

		2,813,564

Real Estate Management & Development 0.1%
Swiss Prime Site AG (Registered)	10,978	1,077,624

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	97,086	2,112,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)

Software 0.1%
Temenos AG (Registered)*(a)	9,135	$1,197,823

Specialty Retail 0.0%†
Dufry AG (Registered)	5,116	158,588

Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont SA (Registered)	72,881	3,994,215
Swatch Group AG (The)	4,215	842,426
Swatch Group AG (The) (Registered)	6,136	241,450

		5,078,091

		175,856,401

UNITED ARAB EMIRATES 0.0%†

Health Care Providers & Services 0.0%†
NMC Health plc¥	13,387	156,037

UNITED KINGDOM 13.2%

Aerospace & Defense 0.3%
BAE Systems plc	441,897	2,851,406
Meggitt plc	109,297	395,944
Rolls-Royce Holdings plc*	239,232	1,006,784

		4,254,134

Airlines 0.0%†
easyJet plc	24,856	178,879

Automobiles 0.1%
Fiat Chrysler Automobiles NV	155,991	1,124,101

Banks 1.6%
Barclays plc	2,384,267	2,770,310
HSBC Holdings plc	2,844,419	16,018,576
Lloyds Banking Group plc	9,787,413	3,859,611
Royal Bank of Scotland Group plc	691,542	964,604
Standard Chartered plc	371,924	2,049,921

		25,663,022

Beverages 0.7%
Coca-Cola European Partners plc	30,588	1,147,968
Diageo plc	328,375	10,517,415

		11,665,383

Capital Markets 0.5%
3i Group plc	138,332	1,353,799
Hargreaves Lansdown plc	45,204	774,557
London Stock Exchange Group plc	43,784	3,945,009
Schroders plc	17,568	539,605
St James’s Place plc	74,124	706,311
Standard Life Aberdeen plc	325,200	899,663

		8,218,944

Chemicals 0.1%
Croda International plc	18,161	960,449
Johnson Matthey plc	27,226	605,048

		1,565,497

Commercial Services & Supplies 0.1%
G4S plc	218,273	249,133
Rentokil Initial plc	262,908	1,261,853

		1,510,986

Diversified Financial Services 0.0%†
M&G plc*	358,015	498,528

Diversified Telecommunication Services 0.1%
BT Group plc	1,148,284	1,674,802

Electric Utilities 0.1%
SSE plc	141,486	2,283,455

Electrical Equipment 0.0%†
Melrose Industries plc	690,668	779,970

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)

Electronic Equipment, Instruments & Components 0.1%
Halma plc	53,972	$1,282,300

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	115,923	482,282
Land Securities Group plc	100,640	693,384
Segro plc	153,264	1,449,394

		2,625,060

Food & Staples Retailing 0.3%
J Sainsbury plc	238,864	622,074
Tesco plc	1,363,895	3,862,226
Wm Morrison Supermarkets plc	319,574	704,018

		5,188,318

Food Products 0.1%
Associated British Foods plc	50,646	1,136,642

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	124,389	2,207,355

Hotels, Restaurants & Leisure 0.3%
Compass Group plc	219,518	3,429,884
GVC Holdings plc	80,741	560,475
InterContinental Hotels Group plc	24,585	1,052,622
Whitbread plc	18,961	710,036

		5,753,017

Household Durables 0.2%
Barratt Developments plc	143,331	781,166
Berkeley Group Holdings plc	17,130	765,729
Persimmon plc	45,308	1,073,002
Taylor Wimpey plc	463,064	672,908

		3,292,805

Household Products 0.5%
Reckitt Benckiser Group plc	98,697	7,574,762

Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	371,516	2,491,500
DCC plc	13,885	875,720
Smiths Group plc	55,955	847,113

		4,214,333

Insurance 0.7%
Admiral Group plc	26,979	744,437
Aviva plc	556,883	1,848,796
Direct Line Insurance Group plc	196,454	718,836
Legal & General Group plc	848,017	2,028,756
Prudential plc	362,066	4,621,784
RSA Insurance Group plc	145,081	754,136

		10,716,745

Interactive Media & Services 0.0%†
Auto Trader Group plc Reg. S(b)	132,760	721,503

Internet & Direct Marketing Retail 0.1%
Ocado Group plc*	64,707	977,084

Machinery 0.1%
CNH Industrial NV	144,083	824,388
Spirax-Sarco Engineering plc(a)	10,509	1,061,596
Weir Group plc (The)	34,830	315,706

		2,201,690

Media 0.2%
Informa plc	178,770	991,460
ITV plc	511,989	423,336
Pearson plc	110,382	762,166
WPP plc	180,892	1,232,544

		3,409,506

Multiline Retail 0.1%
Marks & Spencer Group plc	278,151	341,541
Next plc	19,144	964,299

		1,305,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)

Multi-Utilities 0.4%
Centrica plc	796,177	$374,512
National Grid plc	487,907	5,718,511

		6,093,023

Oil, Gas & Consumable Fuels 0.7%
BP plc	2,838,415	12,075,104

Paper & Forest Products 0.1%
Mondi plc	69,028	1,177,416

Personal Products 1.1%
Unilever NV	205,452	10,122,621
Unilever plc	156,076	7,879,269

		18,001,890

Pharmaceuticals 1.8%
AstraZeneca plc	183,709	16,410,369
GlaxoSmithKline plc	698,611	13,104,090

		29,514,459

Professional Services 0.6%
Experian plc	125,950	3,506,220
Intertek Group plc	22,944	1,341,052
RELX plc	271,714	5,837,133

		10,684,405

Software 0.1%
AVEVA Group plc	9,035	390,130
Micro Focus International plc	38,055	188,246
Sage Group plc (The)	154,822	1,133,918

		1,712,294

Specialty Retail 0.1%
JD Sports Fashion plc	61,229	352,414
Kingfisher plc(a)	301,484	543,047

		895,461

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	58,700	960,340

Tobacco 0.8%
British American Tobacco plc	321,213	10,968,898
Imperial Brands plc	134,568	2,494,344

		13,463,242

Trading Companies & Distributors 0.1%
Ashtead Group plc	62,205	1,381,612
Bunzl plc	47,367	955,057

		2,336,669

Water Utilities 0.1%
Severn Trent plc	33,397	941,944
United Utilities Group plc	96,365	1,076,082

		2,018,026

Wireless Telecommunication Services 0.3%
Vodafone Group plc	3,748,487	5,236,296

		216,193,286

UNITED STATES 0.3%

Construction Materials 0.1%
James Hardie Industries plc CHDI	63,931	745,656

Hotels, Restaurants & Leisure 0.0%†
Carnival plc	20,800	252,465

Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,198	1,306,670

Software 0.0%†
CyberArk Software Ltd.*(a)	5,314	454,666

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)

Trading Companies & Distributors 0.1%
Ferguson plc	32,205	$2,013,804

		4,773,261

Total Common Stocks (cost $1,696,294,496)		1,597,017,064

Repurchase Agreements 2.5%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $16,271,355, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $16,596,777.(c)	$16,271,350	16,271,350
Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $5,000,002, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $5,100,001.(c)	5,000,000	5,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $4,000,016, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $4,080,001.(c)	4,000,000	4,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $15,000,059, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $15,300,003.(c)	15,000,000	15,000,000

Total Repurchase Agreements (cost $40,271,350)		40,271,350

Total Investments
(cost $1,736,565,846) — 100.3%		1,637,288,414

Liabilities in excess of other assets — (0.3)%		(4,432,157)

NET ASSETS — 100.0%		$1,632,856,257

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $152,142,203, which was collateralized by cash used to purchase repurchase agreements with a total value of $40,271,350 and by $121,513,828 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.63%, and maturity dates ranging from 4/7/2020 – 2/15/2050, a total value of $161,785,178.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $16,504,646 which represents 1.01% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $40,271,350.

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Sub register System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
EURO STOXX 50 Index	419	6/2020	EUR	12,694,302	592,321
FTSE 100 Index	107	6/2020	GBP	7,489,844	253,547
SGX Nikkei 225 Index	103	6/2020	JPY	9,004,418	103,933
SPI 200 Index	54	6/2020	AUD	4,242,437	99,018

					1,048,819

At March 31, 2020, the Fund had $4,547,888 segregated in foreign currency as collateral with the broker for open futures contracts.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$–	$17,510,688	$–	$17,510,688
Air Freight & Logistics	–	7,725,443	–	7,725,443
Airlines	–	1,695,936	–	1,695,936
Auto Components	–	13,947,568	–	13,947,568
Automobiles	–	46,646,990	–	46,646,990
Banks	–	126,519,061	–	126,519,061
Beverages	1,147,968	33,575,917	–	34,723,885
Biotechnology	691,509	16,520,636	–	17,212,145
Building Products	–	13,797,305	–	13,797,305
Capital Markets	–	40,230,298	–	40,230,298
Chemicals	–	56,104,315	–	56,104,315
Commercial Services & Supplies	–	8,236,555	–	8,236,555
Communications Equipment	–	5,998,772	–	5,998,772
Construction & Engineering	–	14,348,439	–	14,348,439
Construction Materials	–	7,910,253	–	7,910,253
Consumer Finance	–	668,045	–	668,045
Containers & Packaging	–	1,129,710	–	1,129,710
Distributors	–	174,043	–	174,043
Diversified Consumer Services	–	282,701	–	282,701
Diversified Financial Services	–	10,707,013	–	10,707,013
Diversified Telecommunication Services	609,046	34,232,847	–	34,841,893
Electric Utilities	–	37,331,359	–	37,331,359
Electrical Equipment	–	24,377,821	–	24,377,821
Electronic Equipment, Instruments & Components	–	29,313,679	–	29,313,679

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$–	$593,428	$–	$593,428
Entertainment	–	12,404,426	–	12,404,426
Equity Real Estate Investment Trusts (REITs)	–	22,223,995	–	22,223,995
Food & Staples Retailing	–	25,818,268	–	25,818,268
Food Products	–	67,631,413	–	67,631,413
Gas Utilities	–	8,772,897	–	8,772,897
Health Care Equipment & Supplies	1,447,609	32,002,043	–	33,449,652
Health Care Providers & Services	333,231	7,445,744	–	7,778,975
Health Care Technology	–	1,852,889	–	1,852,889
Hotels, Restaurants & Leisure	366,668	18,360,071	–	18,726,739
Household Durables	–	21,180,243	–	21,180,243
Household Products	–	16,785,632	–	16,785,632
Independent Power and Renewable Electricity Producers	–	1,491,263	–	1,491,263
Industrial Conglomerates	1,995,195	16,556,708	–	18,551,903
Insurance	–	84,722,580	–	84,722,580
Interactive Media & Services	–	3,006,441	–	3,006,441
Internet & Direct Marketing Retail	–	10,194,180	–	10,194,180
IT Services	669,042	19,910,171	–	20,579,213
Leisure Products	–	4,118,231	–	4,118,231
Life Sciences Tools & Services	–	7,204,891	–	7,204,891
Machinery	–	45,079,650	–	45,079,650
Marine	–	2,815,724	–	2,815,724
Media	–	7,536,026	–	7,536,026
Metals & Mining	–	37,278,596	–	37,278,596
Multiline Retail	–	7,332,446	–	7,332,446
Multi-Utilities	–	17,326,993	–	17,326,993
Oil, Gas & Consumable Fuels	–	62,429,352	–	62,429,352
Paper & Forest Products	–	4,738,898	–	4,738,898
Personal Products	–	38,896,920	–	38,896,920
Pharmaceuticals	1,404,876	159,778,772	–	161,183,648
Professional Services	–	24,943,774	–	24,943,774
Real Estate Management & Development	570,752	29,917,604	–	30,488,356
Road & Rail	–	19,356,671	–	19,356,671
Semiconductors & Semiconductor Equipment	3,221,250	28,526,484	–	31,747,734
Software	2,195,416	24,323,810	–	26,519,226
Specialty Retail	–	12,980,900	–	12,980,900
Technology Hardware, Storage & Peripherals	–	7,484,223	–	7,484,223
Textiles, Apparel & Luxury Goods	–	41,391,524	–	41,391,524
Tobacco	–	17,867,687	–	17,867,687
Trading Companies & Distributors	406,346	20,394,312	–	20,800,658
Transportation Infrastructure	–	7,791,173	–	7,791,173
Water Utilities	–	2,018,026	–	2,018,026
Wireless Telecommunication Services	–	30,487,683	–	30,487,683
Total Common Stocks	$15,058,908	$1,581,958,156	$–	$1,597,017,064
Futures Contracts	$1,048,819	$–	$–	$1,048,819
Repurchase Agreements	–	40,271,350	–	40,271,350
Total	$16,107,727	$1,622,229,506	$–	$1,638,337,233

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2020, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadvisor recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT International Index Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$ 1,048,819
Total		$ 1,048,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 92.0%
	Shares	Value

Equity Funds 83.0%
NVIT Emerging Markets Fund, Class Y (a)	1,513,831	$14,986,930
NVIT International Index Fund, Class Y (a)	7,156,391	56,607,050
NVIT Mid Cap Index Fund, Class Y (a)	2,058,680	31,209,584
NVIT S&P 500 Index Fund, Class Y (a)	5,121,649	80,973,271
NVIT Small Cap Index Fund, Class Y (a)	725,046	4,111,010

Total Equity Funds (cost $200,853,671)		187,887,845

Fixed Income Funds 9.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	993,718	10,185,612
NVIT Bond Index Fund, Class Y (a)	929,251	10,231,052

Total Fixed Income Funds (cost $19,854,014)		20,416,664

Total Investment Companies (cost $220,707,685)		208,304,509

Exchange Traded Funds 5.8%
	Shares	Value

Equity Funds 5.6%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)	317,114	7,947,352
Nationwide Risk-Based International Equity ETF (a)(b)	222,839	4,699,675

Total Equity Funds (cost $13,512,095)		12,647,027

Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond ETF	1,696	279,789

Total Fixed Income Fund (cost $266,492)		279,789

Total Exchange Traded Funds (cost $13,778,587)		12,926,816

Investment Contract 2.3%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$5,310,113	5,310,113

Total Investment Contract (cost $5,310,113)		5,310,113

Repurchase Agreement 0.0%†
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $22,001, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $22,440. (d)	$22,000	$22,000

Total Repurchase Agreement (cost $22,000)		22,000

Total Investments
(cost $239,818,385) — 100.1%		226,563,438

Liabilities in excess of other assets — (0.1)%		(165,429)

NET ASSETS — 100.0%		$226,398,009

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $21,090, which was collateralized by cash used to purchase repurchase agreements with a total value of $22,000.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $22,000.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$12,926,816	$–	$–	$12,926,816
Investment Companies	208,304,509	–	–	208,304,509
Investment Contract	–	–	5,310,113	5,310,113
Repurchase Agreement	–	22,000	–	22,000
Total	$221,231,325	$22,000	$5,310,113	$226,563,438

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$5,481,755	$5,481,755
Purchases*	100,896	100,896
Sales	(272,538)	(272,538)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$5,310,113	$5,310,113

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 83.5%

	Shares	Value

Equity Funds 43.8%
NVIT Emerging Markets Fund, Class Y (a)	4,306,000	$42,629,398
NVIT International Index Fund, Class Y (a)	25,240,988	199,656,218
NVIT Mid Cap Index Fund, Class Y (a)	4,294,500	65,104,622
NVIT S&P 500 Index Fund, Class Y (a)	17,645,055	278,968,324
NVIT Small Cap Index Fund, Class Y (a)	3,093,889	17,542,352

Total Equity Funds (cost $673,270,541)		603,900,914

Fixed Income Funds 39.7%
Nationwide Core Plus Bond Fund, Class R6 (a)	11,305,916	115,885,634
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	287,168	2,931,986
NVIT Bond Index Fund, Class Y (a)	32,394,974	356,668,666
NVIT Short Term Bond Fund, Class Y (a)	7,067,194	72,156,046

Total Fixed Income Funds (cost $538,328,324)		547,642,332

Total Investment Companies (cost $1,211,598,865)		1,151,543,246

Exchange Traded Funds 2.6%
	Shares	Value

Equity Funds 2.4%
Nationwide Risk-Based International Equity ETF (a)	634,729	13,386,434
Nationwide Risk-Based U.S. Equity ETF (a)	786,429	19,267,196

Total Equity Funds (cost $35,517,637)		32,653,630

Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond ETF	19,334	3,189,530

Total Fixed Income Fund (cost $3,037,952)		3,189,530

Total Exchange Traded Funds (cost $38,555,589)		35,843,160

Investment Contract 14.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$193,325,061	193,325,061

Total Investment Contract (cost $193,325,061)		193,325,061

Total Investments (cost $1,443,479,515) — 100.1%		1,380,711,467

Liabilities in excess of other assets — (0.1)%		(710,988)

NET ASSETS — 100.0%		$1,380,000,479

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$35,843,160	$–	$–	$35,843,160
Investment Companies	1,151,543,246	–	–	1,151,543,246
Investment Contract	–	–	193,325,061	193,325,061
Total	$1,187,386,406	$–	$193,325,061	$1,380,711,467

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Balanced Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$211,585,099	$211,585,099
Purchases*	1,716,245	1,716,245
Sales	(19,976,283)	(19,976,283)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—

Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$193,325,061	$193,325,061

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

  * NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 89.3%
	Shares	Value

Equity Funds 62.3%
NVIT Emerging Markets Fund, Class Y (a)	4,894,653	$48,457,061
NVIT International Index Fund, Class Y (a)	28,072,327	222,052,106
NVIT Mid Cap Index Fund, Class Y (a)	5,521,216	83,701,632
NVIT S&P 500 Index Fund, Class Y (a)	22,855,581	361,346,735
NVIT Small Cap Index Fund, Class Y (a)	3,645,976	20,672,683

Total Equity Funds (cost $729,149,026)		736,230,217

Fixed Income Funds 27.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	6,250,226	64,064,817
NVIT Bond Index Fund, Class Y (a)	19,902,567	219,127,266
NVIT Short Term Bond Fund, Class Y (a)	3,572,111	36,471,249

Total Fixed Income Funds (cost $312,589,466)		319,663,332

Total Investment Companies (cost $1,041,738,492)		1,055,893,549

Exchange Traded Funds 5.5%
	Shares	Value

Equity Funds 4.4%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)	1,599,925	40,096,521
Nationwide Risk-Based International Equity ETF (a)	563,404	11,882,190

Total Equity Funds (cost $54,083,865)		51,978,711

Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond ETF	81,454	13,437,466

Total Fixed Income Fund (cost $12,798,867)		13,437,466

Total Exchange Traded Funds (cost $66,882,732)		65,416,177

Investment Contract 5.3%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$62,123,534	62,123,534

Total Investment Contract (cost $62,123,534)		62,123,534

Total Investments (cost $1,170,744,758) — 100.1%		1,183,433,260

Liabilities in excess of other assets — (0.1)%		(647,028)

NET ASSETS — 100.0%		$1,182,786,232

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$65,416,177	$–	$–	$65,416,177
Investment Companies	1,055,893,549	–	–	1,055,893,549
Investment Contract	–	–	62,123,534	62,123,534
Total	$1,121,309,726	$–	$62,123,534	$1,183,433,260

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$68,150,362	$68,150,362
Purchases*	479,054	479,054
Sales	(6,505,882)	(6,505,882)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$62,123,534	$62,123,534

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 73.8%
	Shares	Value

Equity Funds 15.5%
NVIT Emerging Markets Fund, Class Y (a)	867,765	$8,590,877
NVIT International Index Fund, Class Y (a)	4,606,974	36,441,164
NVIT Mid Cap Index Fund, Class Y (a)	550,532	8,346,063
NVIT S&P 500 Index Fund, Class Y (a)	3,086,279	48,794,073
NVIT Small Cap Index Fund, Class Y (a)	486,000	2,755,618

Total Equity Funds (cost $121,104,173)		104,927,795

Fixed Income Funds 58.3%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,295,447	74,778,330
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	3,377,361	34,482,857
NVIT Bond Index Fund, Class Y (a)	19,472,819	214,395,733
NVIT Short Term Bond Fund, Class Y (a)	7,037,616	71,854,059

Total Fixed Income Funds (cost $387,393,188)		395,510,979

Total Investment Companies (cost $508,497,361)		500,438,774

Exchange Traded Funds 3.3%
	Shares	Value

Equity Funds 2.2%
Nationwide Risk-Based International Equity ETF (a)	291,655	6,151,004
Nationwide Risk-Based U.S. Equity ETF (a)	359,945	8,818,508

Total Equity Funds (cost $16,204,801)		14,969,512

Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond ETF(b)	44,357	7,317,574

Total Fixed Income Fund (cost $6,968,048)		7,317,574

Total Exchange Traded Funds (cost $23,172,849)		22,287,086

Investment Contract 23.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$155,793,918	156,031,415

Total Investment Contract (cost $156,031,415)		156,031,415

Repurchase Agreement 0.3%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,172,801, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $2,216,256. (d)	$2,172,800	$2,172,800

Total Repurchase Agreement (cost $2,172,800)		2,172,800

Total Investments (cost $689,874,425) — 100.4%		680,930,075

Liabilities in excess of other assets — (0.4)%		(2,490,132)

NET ASSETS — 100.0%		$678,439,943

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $2,111,616, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,172,800.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $2,172,800.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$22,287,086	$–	$–	$22,287,086
Investment Companies	500,438,774	–	–	500,438,774
Investment Contract	–	–	156,031,415	156,031,415
Repurchase Agreement	–	2,172,800	–	2,172,800
Total	$522,725,860	$2,172,800	$156,031,415	$680,930,075

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$157,988,678	$157,988,678
Purchases*	13,327,216	13,327,216
Sales	(15,284,479)	(15,284,479)
Change in Unrealized Appreciation/Depreciation	–	–
Transfers Into Level 3	–	–
Transfers Out of Level 3	–	–
Balance as of 3/31/2020	$156,031,415	$156,031,415

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 77.5%
	Shares	Value

Equity Funds 40.7%
NVIT Emerging Markets Fund, Class Y (a)	1,312,934	$12,998,043
NVIT International Index Fund, Class Y (a)	7,695,293	60,869,765
NVIT Mid Cap Index Fund, Class Y (a)	1,310,013	19,859,800
NVIT S&P 500 Index Fund, Class Y (a)	5,378,350	85,031,721
NVIT Small Cap Index Fund, Class Y (a)	943,839	5,351,567

Total Equity Funds (cost $213,983,374)		184,110,896

Fixed Income Funds 36.8%
Nationwide Core Plus Bond Fund, Class R6 (a)	3,442,460	35,285,217
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	87,432	892,682
NVIT Bond Index Fund, Class Y (a)	9,861,879	108,579,285
NVIT Short Term Bond Fund, Class Y (a)	2,151,575	21,967,583

Total Fixed Income Funds (cost $162,841,548)		166,724,767

Total Investment Companies (cost $376,824,922)		350,835,663

Exchange Traded Funds 2.4%
	Shares	Value

Equity Funds 2.2%
Nationwide Risk-Based International Equity ETF(a)	191,883	4,046,813
Nationwide Risk-Based U.S. Equity ETF(a)(b)	237,769	5,825,245

Total Equity Funds (cost $10,733,209)		9,872,058

Fixed Income Fund 0.2%
iShares 20+ Year Treasury Bond ETF(b)	5,848	964,744

Total Fixed Income Fund (cost $918,896)		964,744

Total Exchange Traded Funds (cost $11,652,105)		10,836,802

Investment Contract 13.0%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$58,844,242	58,844,242

Total Investment Contract (cost $58,844,242)		58,844,242

Repurchase Agreement 0.2%
Principal Amount		Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $858,649, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $875,821. (d)	$858,648	$858,648

Total Repurchase Agreement (cost $858,648)		858,648

Total Investments
(cost $448,179,917) — 93.1%		421,375,355

Other assets in excess of liabilities — 6.9%		31,280,063

NET ASSETS — 100.0%		$452,655,418

^	Value determined using significant unobservable inputs.
¥	Fair valued security
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $834,074, which was collateralized by cash used to purchase repurchase agreements with a total value of $858,648.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $858,648.

ETF	Exchange Traded Funds

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Short Contracts
MSCI EAFE E-Mini Index	(895)	6/2020	USD	(69,778,675)	(5,449,155)
Russell 2000 E-Mini Index	(232)	6/2020	USD	(13,312,160)	(831,647)
S&P 500 E-Mini Index	(461)	6/2020	USD	(59,231,585)	(2,550,360)
S&P Midcap 400 E-Mini Index	(161)	6/2020	USD	(23,148,580)	(1,525,806)

					(10,356,968)

At March 31, 2020, the Fund had $20,162,120 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,836,802	$–	$–	$10,836,802
Investment Companies	350,835,663	–	–	350,835,663
Investment Contract	–	–	58,844,242	58,844,242
Repurchase Agreement	–	858,648	–	858,648
Total Assets	$361,672,465	$858,648	$58,844,242	$421,375,355
Liabilities:
Futures Contracts	$(10,356,968)	$–	$–	$(10,356,968)
Total Liabilities	$(10,356,968)	$–	$–	$(10,356,968)
Total	$351,315,497	$858,648	$58,844,242	$411,018,387

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$63,585,267	$63,585,267
Purchases*	740,437	740,437
Sales	(5,481,462)	(5,481,462)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$58,844,242	$58,844,242

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for financial futures contracts

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$ (10,356,968)
Total		$ (10,356,968)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 80.4%
	Shares	Value

Equity Funds 49.9%
NVIT Emerging Markets Fund, Class Y (a)	4,004,838	$39,647,892
NVIT International Index Fund, Class Y (a)	21,201,342	167,702,616
NVIT Mid Cap Index Fund, Class Y (a)	3,673,223	55,686,065
NVIT S&P 500 Index Fund, Class Y (a)	16,022,637	253,317,896
NVIT Small Cap Index Fund, Class Y (a)	2,239,484	12,697,874

Total Equity Funds (cost $606,641,182)		529,052,343

Fixed Income Funds 30.5%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,144,443	73,230,542
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	207,392	2,117,470
NVIT Bond Index Fund, Class Y (a)	19,573,909	215,508,733
NVIT Short Term Bond Fund, Class Y (a)	3,124,382	31,899,937

Total Fixed Income Funds (cost $314,430,204)		322,756,682

Total Investment Companies (cost $921,071,386)		851,809,025

Exchange Traded Funds 2.9%
	Shares	Value

Equity Funds 2.2%
Nationwide Risk-Based International Equity ETF(a)	454,521	9,585,848
Nationwide Risk-Based U.S. Equity ETF(a)(b)	563,211	13,798,444

Total Equity Funds (cost $25,441,416)		23,384,292

Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond ETF(b)	41,574	6,858,463

Total Fixed Income Fund (cost $6,532,522)		6,858,463

Total Exchange Traded Funds (cost $31,973,938)		30,242,755

Investment Contract 9.5%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$100,314,180	100,314,180

Total Investment Contract (cost $100,314,180)		100,314,180

Repurchase Agreement 0.2%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,266,333, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $2,311,659. (d)	$2,266,332	$2,266,332

Total Repurchase Agreement (cost $2,266,332)		2,266,332

Total Investments
(cost $1,055,625,836) — 93.0%		984,632,292

Other assets in excess of liabilities — 7.0%		74,128,525

NET ASSETS — 100.0%		$1,058,760,817

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $2,202,514, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,266,332.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $2,266,332.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Short Contracts
MSCI EAFE E-Mini Index	(2,101)	6/2020	USD	(163,804,465)	(12,950,735)
Russell 2000 E-Mini Index	(500)	6/2020	USD	(28,690,000)	(1,558,816)
S&P 500 E-Mini Index	(1,264)	6/2020	USD	(162,405,040)	(8,604,102)
S&P Midcap 400 E-Mini Index	(369)	6/2020	USD	(53,054,820)	(3,499,149)

					(26,612,802)

At March 31, 2020, the Fund had $49,214,440 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$30,242,755	$–	$–	$30,242,755
Investment Companies	851,809,025	–	–	851,809,025
Investment Contract	–	–	100,314,180	100,314,180
Repurchase Agreement	–	2,266,332	–	2,266,332
Total Assets	$882,051,780	$2,266,332	$100,314,180	$984,632,292
Liabilities:
Futures Contracts	$(26,612,802)	$–	$–	$(26,612,802)
Total Liabilities	$(26,612,802)	$–	$–	$(26,612,802)
Total	$855,438,978	$2,266,332	$100,314,180	$958,019,490

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Managed Growth Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$107,640,578	$107,640,578
Purchases*	1,164,898	1,164,898
Sales	(8,491,296)	(8,491,296)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 3/31/2020	$100,314,180	$100,314,180

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(26,612,802)
Total		$(26,612,802)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 86.8%
	Shares	Value

Equity Funds 53.9%
NVIT Emerging Markets Fund, Class Y (a)	8,556,422	$84,708,582
NVIT International Index Fund, Class Y (a)	45,305,672	358,367,869
NVIT Mid Cap Index Fund, Class Y (a)	7,842,352	118,890,060
NVIT S&P 500 Index Fund, Class Y (a)	34,250,116	541,494,340
NVIT Small Cap Index Fund, Class Y (a)	4,780,468	27,105,251

Total Equity Funds (cost $1,127,773,392)		1,130,566,102

Fixed Income Funds 32.9%
Nationwide Core Plus Bond Fund, Class R6 (a)	15,296,240	156,786,463
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	444,041	4,533,658
NVIT Bond Index Fund, Class Y (a)	41,918,670	461,524,556
NVIT Short Term Bond Fund, Class Y (a)	6,690,485	68,309,857

Total Fixed Income Funds (cost $679,381,567)		691,154,534

Total Investment Companies (cost $1,807,154,959)		1,821,720,636

Exchange Traded Funds 3.1%
	Shares	Value

Equity Funds 2.4%
Nationwide Risk-Based International Equity ETF (a)(b)	983,253	20,736,806
Nationwide Risk-Based U.S. Equity ETF (a)	1,218,231	29,846,172

Total Equity Funds (cost $55,019,718)		50,582,978

Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond ETF	89,745	14,805,233

Total Fixed Income Fund (cost $14,101,632)		14,805,233

Total Exchange Traded Funds (cost $69,121,350)		65,388,211

Investment Contract 10.2%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$214,874,366	214,874,366

Total Investment Contract (cost $214,874,366)		214,874,366

Repurchase Agreement 0.0%†
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,201, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $2,244. (d)	$2,200	$2,200

Total Repurchase Agreement (cost $2,200)		2,200

Total Investments
(cost $2,091,152,875) — 100.1%		2,101,985,413

Liabilities in excess of other assets — (0.1)%		(1,136,152)

NET ASSETS — 100.0%		$2,100,849,261

^	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $2,109, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,200.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $2,200.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$65,388,211	$–	$–	$65,388,211
Investment Companies	1,821,720,636	–	–	1,821,720,636
Investment Contract	–	–	214,874,366	214,874,366
Repurchase Agreement	–	2,200	–	2,200
Total	$1,887,108,847	$2,200	$214,874,366	$2,101,985,413

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$238,293,724	$238,293,724
Purchases*	1,426,117	1,426,117
Sales	(24,845,475)	(24,845,475)
Change in Unrealized Appreciation/Depreciation	–	–
Transfers Into Level 3	–	–

Transfers Out of Level 3	–	–

Balance as of 03/31/2020	$214,874,366	$214,874,366

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 90.9%
	Shares	Value

Equity Funds 71.9%
NVIT Emerging Markets Fund, Class Y (a)	4,486,347	$44,414,840
NVIT International Index Fund, Class Y (a)	24,294,839	192,172,176
NVIT Mid Cap Index Fund, Class Y (a)	5,952,546	90,240,603
NVIT S&P 500 Index Fund, Class Y (a)	17,958,271	283,920,270
NVIT Small Cap Index Fund, Class Y (a)	2,734,522	15,504,739

Total Equity Funds (cost $615,920,093)		626,252,628

Fixed Income Funds 19.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	4,686,894	48,040,665
NVIT Bond Index Fund, Class Y (a)	10,654,312	117,303,979

Total Fixed Income Funds (cost $161,540,326)		165,344,644

Total Investment Companies (cost $777,460,419)		791,597,272

Exchange Traded Funds 5.9%
	Shares	Value

Equity Funds 5.5%
Nationwide Maximum Diversification U.S. Core Equity ETF (a)	1,200,761	30,092,872
Nationwide Risk-Based International Equity ETF (a)	843,540	17,790,258

Total Equity Funds (cost $51,162,064)		47,883,130

Fixed Income Fund 0.4%
iShares 20+ Year Treasury Bond ETF(b)	19,243	3,174,518

Total Fixed Income Fund (cost $3,023,652)		3,174,518

Total Exchange Traded Funds (cost $54,185,716)		51,057,648

Investment Contract 3.3%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(c)	$28,554,217	28,554,217

Total Investment Contract (cost $28,554,217)		28,554,217

Repurchase Agreements 0.0%†
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $246,520, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $251,450. (d)	246,520	246,520

Repurchase Agreements (continued)
	Principal Amount	Value

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $59,201, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $60,384. (d)	$59,200	$59,200

Total Repurchase Agreements (cost $305,720)		305,720

Total Investments (cost $860,506,072) — 100.1%		871,514,857

Liabilities in excess of other assets — (0.1)%		(815,898)

NET ASSETS — 100.0%		$870,698,959

^	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $297,111, which was collateralized by cash used to purchase repurchase agreements with a total value of $305,720.

(c)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $305,720.

ETF        Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$51,057,648	$–	$–	$51,057,648
Investment Companies	791,597,272	–	–	791,597,272
Investment Contract	–	–	28,554,217	28,554,217
Repurchase Agreements	–	305,720	–	305,720
Total	$842,654,920	$305,720	$28,554,217	$871,514,857

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2019	$30,707,836	$30,707,836
Purchases*	185,650	185,650
Sales	(2,339,269)	(2,339,269)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—

Transfers Out of Level 3	—	—
Balance as of 03/31/2020	$28,554,217	$28,554,217

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 81.0%
	Shares	Value

Equity Funds 34.0%
NVIT Emerging Markets Fund, Class Y (a)	958,377	$9,487,934
NVIT International Index Fund, Class Y (a)	10,995,504	86,974,439
NVIT Mid Cap Index Fund, Class Y (a)	1,823,872	27,649,893
NVIT S&P 500 Index Fund, Class Y (a)	7,246,583	114,568,477
NVIT Small Cap Index Fund, Class Y (a)	1,605,920	9,105,566

Total Equity Funds (cost $264,765,244)		247,786,309

Fixed Income Funds 47.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	6,612,054	67,773,554
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	2,239,574	22,866,052
NVIT Bond Index Fund, Class Y (a)	18,182,259	200,186,675
NVIT Short Term Bond Fund, Class Y (a)	5,023,939	51,294,414

Total Fixed Income Funds (cost $336,544,473)		342,120,695

Total Investment Companies (cost $601,309,717)		589,907,004

Exchange Traded Funds 3.2%

	Shares	Value

Equity Funds 2.3%
Nationwide Risk-Based International Equity ETF (a)	330,876	6,978,175
Nationwide Risk-Based U.S. Equity ETF (a)	409,915	10,042,753

Total Equity Funds (cost $18,514,778)		17,020,928

Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond ETF	40,247	6,639,548

Total Fixed Income Fund (cost $6,324,011)		6,639,548

Total Exchange Traded Funds (cost $24,838,789)		23,660,476

Investment Contract 15.8%
	Principal Amount	Value

Nationwide Contract, 2.50% ^¥(a)(b)	$115,451,134	115,451,134

Total Investment Contract (cost $115,451,134)		115,451,134

Total Investments (cost $741,599,640) — 100.1%		729,018,614

Liabilities in excess of other assets — (0.1)%		(402,128)

NET ASSETS — 100.0%		$728,616,486

^	Value determined using significant unobservable inputs.
¥	Fair valued security.
(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

ETF            Exchange Traded Funds

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$23,660,476	$–	$–	$23,660,476
Investment Companies	589,907,004	–	–	589,907,004
Investment Contract	–	–	115,451,134	115,451,134
Total	$613,567,480	$–	$115,451,134	$729,018,614

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total

Balance as of 12/31/2019	$122,937,286	$122,937,286

Purchases*	1,241,898	1,241,898

Sales	(8,728,050)	(8,728,050)

Change in Net Appreciation/Depreciation	–	–

Transfers Into Level 3	–	–

Transfers Out of Level 3	–	–

Balance as of 3/31/2020	$115,451,134	$115,451,134

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of Funds investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.

Instrument	Principal Valuation Technique	Unobservable Inputs	Range (Weighted Average)*
Nationwide Contract	Cost Analysis	Interest Rate	2.50% (2.50%)
		Daily Transactions	$1.00 ($1.00)

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT iShares Fixed Income ETF Fund

Exchange Traded Funds 100.1%
	Shares	Value

Fixed Income Funds 100.1%
iShares Core 10+ Year USD Bond ETF(a)	10,059	$716,503
iShares Core 1-5 Year USD Bond ETF(a)	20,969	1,058,935
iShares Core Total USD Bond Market ETF(a)	13,542	710,955
iShares Core U.S. Aggregate Bond ETF	30,550	3,524,553
iShares MBS ETF	6,385	705,159
iShares U.S. Treasury Bond ETF(a)	12,531	350,993

Total Exchange Traded Funds (cost $6,883,042)		7,067,098

Repurchase Agreements 21.7%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,436,601, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $1,465,332. (b)	$1,436,600	1,436,600
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $100,001, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $102,000. (b)	100,000	100,000

Total Repurchase Agreements (cost $1,536,600)		1,536,600

Total Investments
(cost $8,419,642) — 121.8%		8,603,698

Liabilities in excess of other assets — (21.8)%		(1,537,803)

NET ASSETS — 100.0%		$7,065,895

(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $1,504,449, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,536,600.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $1,536,600.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT iShares Fixed Income ETF Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$7,067,098	$–	$–	$7,067,098
Repurchase Agreements	–	1,536,600	–	1,536,600
Total	$7,067,098	$1,536,600	$–	$8,603,698

Amounts designated as “–” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT iShares Global Equity ETF Fund

Exchange Traded Funds 100.5%
	Shares	Value

Equity Funds 100.5%
iShares Core MSCI EAFE ETF	10,614	$529,532
iShares Core MSCI International Developed Markets ETF(a)	13,350	591,539
iShares Core S&P 500 ETF	1,205	311,372
iShares Core S&P Mid-Cap ETF	5,566	800,725
iShares Core S&P Small-Cap ETF	2,479	139,097
iShares Core S&P Total U.S. Stock Market ETF(a)	21,829	1,248,837
iShares Edge MSCI Multifactor USA ETF(a)	14,961	395,718
iShares Edge MSCI Multifactor USA Small-Cap ETF(a)	2,664	79,361
iShares Edge MSCI USA Momentum Factor ETF	877	93,383
iShares Edge MSCI USA Quality Factor ETF	1,170	94,817
iShares Edge MSCI USA Size Factor ETF	1,161	82,872
iShares Edge MSCI USA Value Factor ETF	1,370	86,310

Total Exchange Traded Funds (cost $5,085,265)		4,453,563

Repurchase Agreements 24.2%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $874,521, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $892,011. (b)	$874,520	874,520
Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $100,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $102,000. (b)	100,000	100,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $100,001, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $102,000. (b)	100,000	100,000

Total Repurchase Agreements (cost $1,074,520)		1,074,520

Total Investments (cost $6,159,785) — 124.7%		5,528,083

Liabilities in excess of other assets — (24.7)%		(1,093,710)

NET ASSETS — 100.0%		$4,434,373

(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $1,039,056, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,074,520.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $1,074,520.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT iShares Global Equity ETF Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,453,563	$–	$–	$4,453,563
Repurchase Agreements	–	1,074,520	–	1,074,520
Total	$4,453,563	$1,074,520	$–	$5,528,083

Amounts designated as “-” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT J.P. Morgan Disciplined Equity Fund

Common Stocks 98.4%
	Shares	Value

Aerospace & Defense 1.2%
General Dynamics Corp.	88	$11,643
Northrop Grumman Corp.	114	34,491

		46,134

Auto Components 0.1%
Magna International, Inc.	80	2,554

Banks 2.7%
Bank of America Corp.	1,308	27,769
Citigroup, Inc.	1,080	45,490
East West Bancorp, Inc.	99	2,548
First Horizon National Corp. (a)	254	2,047
First Republic Bank	108	8,886
KeyCorp	936	9,707
SVB Financial Group *	39	5,892

		102,339

Beverages 1.9%
Coca-Cola Co. (The)	1,040	46,020
Constellation Brands, Inc., Class A (a)	69	9,892
PepsiCo, Inc.	135	16,213

		72,125

Biotechnology 2.9%
AbbVie, Inc.	672	51,200
Alexion Pharmaceuticals, Inc. *	114	10,236
Biogen, Inc. *	59	18,666
Regeneron Pharmaceuticals, Inc. *	14	6,836
Vertex Pharmaceuticals, Inc. *	91	21,654

		108,592

Building Products 0.7%
Masco Corp.	141	4,874
Trane Technologies plc	284	23,456

		28,330

Capital Markets 2.8%
Ameriprise Financial, Inc.	65	6,661
BlackRock, Inc.	80	35,198
Charles Schwab Corp. (The)	565	18,995
Intercontinental Exchange, Inc.	48	3,876
Morgan Stanley	718	24,412
S&P Global, Inc.	66	16,173

		105,315

Chemicals 2.6%
Air Products & Chemicals, Inc.	83	16,568
DuPont de Nemours, Inc.	99	3,376
FMC Corp.	348	28,428
Linde plc	240	41,520
Sherwin-Williams Co. (The)	16	7,352

		97,244

Commercial Services & Supplies 0.6%
Waste Management, Inc.	255	23,603

Consumer Finance 0.6%
American Express Co.	264	22,601

Electric Utilities 2.8%
American Electric Power Co., Inc.	51	4,079
Entergy Corp.	142	13,344
NextEra Energy, Inc.	261	62,802
Xcel Energy, Inc.	440	26,532

		106,757

Electrical Equipment 0.8%
AMETEK, Inc.	44	3,169
Eaton Corp. plc	221	17,170
Rockwell Automation, Inc.	62	9,356

		29,695

Common Stocks (continued)
	Shares	Value

Entertainment 1.1%
Electronic Arts, Inc. *	80	$8,014
Netflix, Inc. *	95	35,672

		43,686

Equity Real Estate Investment Trusts (REITs) 3.1%
Equinix, Inc.	41	25,607
JBG SMITH Properties	208	6,621
Prologis, Inc.	503	40,426
Realty Income Corp.	168	8,376
SBA Communications Corp.	116	31,317
Ventas, Inc.	237	6,352

		118,699

Food & Staples Retailing 0.3%
Costco Wholesale Corp.	39	11,120

Food Products 0.9%
Conagra Brands, Inc. (a)	208	6,103
Mondelez International, Inc., Class A	538	26,943

		33,046

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	245	19,892
Boston Scientific Corp. *	834	27,213
Intuitive Surgical, Inc. *	28	13,866
Medtronic plc	42	3,788
Zimmer Biomet Holdings, Inc.	304	30,728

		95,487

Health Care Providers & Services 4.0%
Anthem, Inc.	67	15,212
Cigna Corp.	337	59,710
HCA Healthcare, Inc.	68	6,110
McKesson Corp.	44	5,951
UnitedHealth Group, Inc.	256	63,841

		150,824

Hotels, Restaurants & Leisure 1.8%
Hilton Worldwide Holdings, Inc.	127	8,667
Las Vegas Sands Corp.	437	18,559
McDonald’s Corp.	138	22,818
Yum! Brands, Inc.	297	20,354

		70,398

Household Durables 0.5%
DR Horton, Inc.	271	9,214
Lennar Corp., Class A	282	10,772

		19,986

Household Products 1.6%
Procter & Gamble Co. (The)	549	60,390

Industrial Conglomerates 1.2%
Honeywell International, Inc.	336	44,953

Insurance 0.8%
Arthur J Gallagher & Co.	149	12,145
Progressive Corp. (The)	247	18,238

		30,383

Interactive Media & Services 5.8%
Alphabet, Inc., Class A *	91	105,738
Alphabet, Inc., Class C *	41	47,675
Facebook, Inc., Class A *	409	68,221

		221,634

Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc. *	96	187,173
Booking Holdings, Inc. *	9	12,108

		199,281

IT Services 8.1%
Automatic Data Processing, Inc. (a)	259	35,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT J.P. Morgan Disciplined Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Booz Allen Hamilton Holding Corp.	28	$1,922
Fidelity National Information Services, Inc.	342	41,601
Fiserv, Inc. *	493	46,830
FleetCor Technologies, Inc. *	15	2,798
Global Payments, Inc.	31	4,471
Leidos Holdings, Inc.	345	31,619
Mastercard, Inc., Class A	300	72,468
PayPal Holdings, Inc. *	544	52,083
Visa, Inc., Class A (a)	60	9,667
WEX, Inc. *(a)	108	11,292

		310,151

Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	168	47,645

Machinery 1.1%
Ingersoll Rand, Inc. *	302	7,490
Parker-Hannifin Corp.	129	16,735
Stanley Black & Decker, Inc.	191	19,100

		43,325

Media 2.7%
Charter Communications, Inc., Class A *(a)	105	45,813
Comcast Corp., Class A	1,523	52,361
Discovery, Inc., Class A *(a)	276	5,365

		103,539

Multiline Retail 0.1%
Dollar General Corp.	13	1,963
Dollar Tree, Inc. *	24	1,763

		3,726

Multi-Utilities 0.7%
Ameren Corp.	196	14,274
CMS Energy Corp.	233	13,689

		27,963

Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	597	43,259
ConocoPhillips	102	3,142
Diamondback Energy, Inc.	356	9,327
Marathon Petroleum Corp.	302	7,133
Pioneer Natural Resources Co.	102	7,155
TC Energy Corp.	152	6,734
Williams Cos., Inc. (The)	400	5,660

		82,410

Pharmaceuticals 4.5%
Bristol-Myers Squibb Co.	1,070	59,641
Eli Lilly & Co.	286	39,674
Johnson & Johnson	269	35,274
Merck & Co., Inc.	486	37,393

		171,982

Road & Rail 3.1%
Kansas City Southern	155	19,713
Lyft, Inc., Class A *(a)	261	7,008
Norfolk Southern Corp.	402	58,692
Union Pacific Corp.	219	30,887

		116,300

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *(a)	434	19,738
Analog Devices, Inc.	229	20,530
ASML Holding NV (Registered), NYRS-NL	140	36,630
Lam Research Corp.	17	4,080
Micron Technology, Inc. *	34	1,430
NVIDIA Corp.	201	52,983
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW	696	33,262

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	358	$35,775

		204,428

Software 10.3%
Intuit, Inc.	114	26,220
Microsoft Corp.	1,774	279,777
salesforce.com, Inc. *	413	59,464
ServiceNow, Inc. *	56	16,048
Slack Technologies, Inc., Class A *(a)	246	6,603
Workday, Inc., Class A *	39	5,079

		393,191

Specialty Retail 3.7%
AutoZone, Inc. *	17	14,382
Best Buy Co., Inc.	112	6,384
Home Depot, Inc. (The)	263	49,105
Lowe’s Cos., Inc.	348	29,945
O’Reilly Automotive, Inc. *	79	23,783
TJX Cos., Inc. (The)	340	16,255

		139,854

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	694	176,477

Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	322	26,642

Tobacco 0.9%
Altria Group, Inc.	338	13,071
Philip Morris International, Inc.	289	21,085

		34,156

Wireless Telecommunication Services 0.5%
T-Mobile US, Inc. *	232	19,465

Total Common Stocks (cost $4,246,254)		3,746,430

Rights 0.0%†
	Number of Rights	Value

Pharmaceuticals 0.0%†
Bristol-Myers Squibb Co., CVR*	306	1,162

Total Rights (cost $652)		1,162

Repurchase Agreement 0.2%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $6,326, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $6,452. (b)	$6,326	6,326

Total Repurchase Agreement (cost $6,326)		6,326

Total Investments (cost $4,253,232) — 98.6%		3,753,918

Other assets in excess of liabilities — 1.4%		53,605

NET ASSETS — 100.0%		$3,807,523

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT J.P. Morgan Disciplined Equity Fund (Continued)

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $142,658, which was collateralized by cash used to purchase repurchase agreements with a total value of $6,326 and by $143,682 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from 4/9/2020 – 2/15/2049, a total value of $150,008.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $6,326.

ADR	American Depositary Receipt
NL	Netherlands
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
TW	Taiwan

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT J.P. Morgan Disciplined Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,746,430	$–	$–	$3,746,430
Repurchase Agreement	–	6,326	–	6,326
Right	1,162	–	–	1,162
Total	$3,747,592	$6,326	$–	$3,753,918

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Consolidated Statement of Investments

March 31, 2020 (Unaudited)

NVIT J.P. Morgan MozaicSM Multi-Asset Fund

Corporate Bonds 7.2%
	Principal Amount	Value

FRANCE 2.9%
Transportation Infrastructure 2.9%
SNCF Reseau, Reg. S, 2.00%, 10/13/2020	$220,000	$221,150

SOUTH KOREA 4.3%
Banks 4.3%
Korea Development Bank (The), 2.50%, 1/13/2021	318,000	321,956

Total Corporate Bonds (cost $540,222)		543,106

Foreign Government Securities 13.7%
	Principal Amount	Value

CANADA 4.2%
Province of Ontario, 2.55%, 2/12/2021	310,000	315,214

FRANCE 2.6%
SFIL SA, Reg. S, 2.00%, 6/30/2020	200,000	200,524

JAPAN 6.9%
Japan Finance Organization for Municipalities, 4.00%, 1/13/2021	300,000	307,827
Tokyo Metropolitan Government, Reg. S, 2.13%, 5/19/2020	215,000	215,275

		523,102

Total Foreign Government Securities (cost $1,034,976)		1,038,840

Supranational 7.2%
	Principal Amount	Value

SUPRANATIONAL 7.2%
Asian Development Bank, 1.63%, 5/5/2020	275,000	275,093
International Bank for Reconstruction & Development, 1.63%, 9/4/2020	265,000	266,213

Total Supranational (cost $539,978)		541,306

Total Investments
(cost $2,115,176) — 28.1%		2,123,252

Other assets in excess of liabilities — 71.9%		5,444,947

NET ASSETS — 100.0%		$7,568,199

Reg. S

Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Consolidated Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT J.P. Morgan MozaicSM Multi-Asset Fund (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
Silver	2	5/2020	USD	141,560	8,405
Australia 10 Year Bond	26	6/2020	AUD	2,408,658	48,508
Gold	51	6/2020	USD	814,266	2,287
Long Gilt	15	6/2020	GBP	2,537,424	25,666
Mini-DAX Index	14	6/2020	EUR	764,889	59,112
NASDAQ 100 E-Mini Index	47	6/2020	USD	731,908	53,761
S&P 500 E-Mini Index	62	6/2020	USD	796,607	73,620
U.S. Treasury 10 Year Note	22	6/2020	USD	3,051,124	26,467
U.S. Treasury Long Bond	9	6/2020	USD	1,611,563	9,605
U.S. Treasury Ultra Bond	5	6/2020	USD	1,109,375	22,739

					330,170

At March 31, 2020, the Fund has $538,742 segregated as collateral with the broker for open futures contracts.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Consolidated Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT J.P. Morgan MozaicSM Multi-Asset Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$543,106	$–	$543,106
Foreign Government Securities	–	1,038,840	–	1,038,840
Futures Contracts	330,170	–	–	330,170
Supranational	–	541,306	–	541,306
Total	$330,170	$2,123,252	$–	$2,453,422

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of minimizing tracking error in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Consolidated Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT J.P. Morgan MozaicSM Multi-Asset Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Futures Contracts
Commodity risk	Unrealized appreciation from futures contracts	$10,692
Equity risk	Unrealized appreciation from futures contracts	186,493
Interest rate risk	Unrealized appreciation from futures contracts	132,985
Total		$330,170

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund)

Common Stocks 98.0%
	Shares	Value

Aerospace & Defense 0.3%
Spirit AeroSystems Holdings, Inc., Class A	17,130	$409,921

Air Freight & Logistics 1.2%
Expeditors International of Washington, Inc.	27,543	1,837,669

Biotechnology 5.3%
Biogen, Inc. *	8,996	2,846,154
FibroGen, Inc. *	9,396	326,511
Gilead Sciences, Inc.	34,968	2,614,208
Heron Therapeutics, Inc. *	22,808	267,766
Incyte Corp. *	29,146	2,134,362
Sage Therapeutics, Inc. *	3,482	100,003

		8,289,004

Building Products 0.1%
Builders FirstSource, Inc. *	13,986	171,049

Capital Markets 1.9%
Charles Schwab Corp. (The)	41,542	1,396,642
LPL Financial Holdings, Inc.	27,660	1,505,534

		2,902,176

Chemicals 1.1%
Axalta Coating Systems Ltd. *	10,305	177,967
Element Solutions, Inc. *	72,038	602,238
WR Grace & Co.	26,572	945,963

		1,726,168

Commercial Services & Supplies 0.4%
KAR Auction Services, Inc.	51,470	617,640

Communications Equipment 1.0%
F5 Networks, Inc. *	14,460	1,541,870

Construction & Engineering 1.0%
EMCOR Group, Inc.	15,254	935,375
Quanta Services, Inc.	19,946	632,887

		1,568,262

Consumer Finance 1.2%
Green Dot Corp., Class A *	17,330	440,009
Synchrony Financial	92,346	1,485,847

		1,925,856

Containers & Packaging 0.1%
Sealed Air Corp.	8,420	208,058

Diversified Financial Services 0.2%
Voya Financial, Inc.	8,809	357,205

Diversified Telecommunication Services 1.4%
Cogent Communications Holdings, Inc.	26,492	2,171,549

Electronic Equipment, Instruments & Components 0.2%
Jabil, Inc.	15,288	375,779

Entertainment 4.3%
Electronic Arts, Inc. *	25,580	2,562,349
Madison Square Garden Co. (The), Class A *	6,628	1,401,225
Spotify Technology SA *	11,347	1,377,980
Take-Two Interactive Software, Inc. *	11,084	1,314,673

		6,656,227

Equity Real Estate Investment Trusts (REITs) 2.5%
American Homes 4 Rent, Class A	67,972	1,576,950
American Tower Corp.	9,815	2,137,216

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Health Investors, Inc.	3,061	$151,581

		3,865,747

Food & Staples Retailing 1.6%
Performance Food Group Co. *	21,223	524,632
Sysco Corp.	44,376	2,024,877

		2,549,509

Food Products 1.2%
Hershey Co. (The)	3,859	511,317
Post Holdings, Inc. *	8,001	663,843
Sanderson Farms, Inc.	3,396	418,795
TreeHouse Foods, Inc. *	4,590	202,649

		1,796,604

Health Care Equipment & Supplies 1.0%
ICU Medical, Inc. *	5,264	1,062,117
Varian Medical Systems, Inc. *	5,362	550,463

		1,612,580

Health Care Providers & Services 5.7%
AmerisourceBergen Corp.	30,477	2,697,214
Anthem, Inc.	4,845	1,100,009
Humana, Inc.	9,976	3,132,663
McKesson Corp.	14,118	1,909,601
Tenet Healthcare Corp. *	5,944	85,594

		8,925,081

Health Care Technology 1.4%
Change Healthcare, Inc. *	28,030	280,020
Veeva Systems, Inc., Class A *	12,132	1,897,081

		2,177,101

Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc. *	62	40,573
Hilton Worldwide Holdings, Inc.	31,836	2,172,489
Starbucks Corp.	51,623	3,393,696
Wingstop, Inc.	7,122	567,623
Yum! Brands, Inc.	7,797	534,328

		6,708,709

Household Durables 1.3%
iRobot Corp. *	8,627	352,844
KB Home	19,187	347,285
Taylor Morrison Home Corp. *	118,920	1,308,120

		2,008,249

Insurance 1.7%
Axis Capital Holdings Ltd.	38,637	1,493,320
RenaissanceRe Holdings Ltd.	3,559	531,430
Travelers Cos., Inc. (The)	5,730	569,275

		2,594,025

Interactive Media & Services 5.2%
Alphabet, Inc., Class C *	4,895	5,691,955
Cargurus, Inc. *	6,628	125,535
Facebook, Inc., Class A *	10,304	1,718,707
Yelp, Inc. *	34,308	618,573

		8,154,770

Internet & Direct Marketing Retail 7.4%
Amazon.com, Inc. *	5,885	11,474,102

IT Services 6.5%
Mastercard, Inc., Class A	20,897	5,047,879
PayPal Holdings, Inc. *	19,864	1,901,779
VeriSign, Inc. *	15,393	2,772,126
Visa, Inc., Class A	2,570	414,079

		10,135,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Common Stocks (continued)
	Shares	Value

Machinery 0.1%
Allison Transmission Holdings, Inc.	6,993	$228,042

Media 0.3%
Cable One, Inc.	168	276,194
Nexstar Media Group, Inc., Class A	1,906	110,033

		386,227

Oil, Gas & Consumable Fuels 0.2%
Pioneer Natural Resources Co.	3,515	246,577

Paper & Forest Products 0.6%
Louisiana-Pacific Corp.	55,552	954,383

Personal Products 0.2%
Herbalife Nutrition Ltd. *	12,915	376,601

Pharmaceuticals 1.4%
Eli Lilly & Co.	11,868	1,646,329
Jazz Pharmaceuticals plc *	3,648	363,852
Pacira BioSciences, Inc. *	3,649	122,351

		2,132,532

Professional Services 1.4%
Insperity, Inc.	31,847	1,187,893
TriNet Group, Inc. *	24,204	911,523

		2,099,416

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	8,557	322,685

Road & Rail 0.5%
Old Dominion Freight Line, Inc.	5,504	722,389

Semiconductors & Semiconductor Equipment 1.8%
Inphi Corp. *	514	40,693
Power Integrations, Inc.	8,136	718,653
QUALCOMM, Inc.	30,857	2,087,476

		2,846,822

Software 20.9%
Autodesk, Inc. *	9,560	1,492,316
Bottomline Technologies DE, Inc. *	15,825	579,986
Box, Inc., Class A *	70,541	990,396
Ceridian HCM Holding, Inc. *	12,138	607,750
Cloudera, Inc. *	46,052	362,429
Cornerstone OnDemand, Inc. *	34,382	1,091,628
Dropbox, Inc., Class A *	12,154	219,987
FireEye, Inc. *	90,084	953,089
Fortinet, Inc. *	27,395	2,771,552
HubSpot, Inc. *	5,050	672,610
Manhattan Associates, Inc. *	7,841	390,639
Microsoft Corp.	105,626	16,658,276
New Relic, Inc. *	20,845	963,873
Nutanix, Inc., Class A *	26,799	423,424
Progress Software Corp.	33,319	1,066,208
Qualys, Inc. *	6,837	594,751
Rapid7, Inc. *	4,985	216,000
Teradata Corp. *	70,701	1,448,663
Varonis Systems, Inc. *	9,416	599,517
Workiva, Inc. *	15,544	502,538

		32,605,632

Specialty Retail 0.9%
Best Buy Co., Inc.	23,309	1,328,613

Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc.	41,807	10,631,102
Dell Technologies, Inc., Class C *	41,423	1,638,280
HP, Inc.	110,012	1,909,808

Common Stocks (continued)
	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NCR Corp. *	17,554	$310,706
NetApp, Inc.	3,284	136,910
Pure Storage, Inc., Class A *	71,020	873,546

		15,500,352

Trading Companies & Distributors 0.0%†
Beacon Roofing Supply, Inc. *	3,623	59,924

Total Investments (cost $152,165,924) — 98.0%		152,570,968
Other assets in excess of liabilities — 2.0%		3,176,445

NET ASSETS — 100.0%		$155,747,413

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly NVIT Multi-Manager Large Cap Growth Fund) (Continued)

OTC Total return swap contracts outstanding as of March 31, 2020 :

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Agilent Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	7,780	3,149	3,149
Albany International Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	7,090	3,261	3,261
American Eagle Outfitters, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	34,147	6,488	6,488
Arena Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	7,352	18,674	18,674
Arista Networks, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	6,818	76,771	76,771
Atkore International Group, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	6,320	1,851	1,851
Autodesk, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,900	85,727	85,727
Berry Global Group, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	24,697	15,806	15,806
Blackline, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,922	1,034	1,034
Box, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	9,027	5,597	5,597
Cable One, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	984	173,814	173,814
CareTrust REIT, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	8,856	3,578	3,578

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
CarMax, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	10,209	52,066	52,066
Ceridian HCM Holding, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	3,120	4,430	4,430
Chipotle Mexican Grill, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	28	542	542
Citrix Systems, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	18,826	28,427	28,427
Cognex Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	16,543	17,866	17,866
Comfort Systems USA, Inc.	1 month USD LIBOR + 0.30% to 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	14,424	52,071	52,071
Copart, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	10,886	19,377	19,377
CSG Systems International, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	14,912	1,295	1,295
Dropbox, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	68,226	23,879	23,879
Envestnet, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,297	16,950	16,950
Essential Properties Realty Trust, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	21,746	28,052	28,052
Everest Re Group Ltd.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,969	15,553	15,553
ExlService Holdings, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	12,719	506	506

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Gray Television, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	16,229	19,475	19,475
Hanesbrands, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	70,905	22,690	22,690
HealthEquity, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	3,209	4,236	4,236
Invitae Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	9,892	4,155	4,155
Iovance Biotherapeutics, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	2,537	5,645	5,645
iRhythm Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,350	1,871	1,871
Ironwood Pharmaceuticals, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,881	1,705	1,705
KAR Auction Services, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	13,842	5,398	5,398
L Brands, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	14,002	14,422	14,422
L3Harris Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,898	23,902	23,902
LendingTree, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	251	2,206	2,206
Marriott Vacations Worldwide Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,439	26,434	26,434
Maxim Integrated Products, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	8,481	8,905	8,905
Merit Medical Systems, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	11,802	11,946	11,946
Microchip Technology, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	12,844	5,138	5,138

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Moelis & Co.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	12,794	22,645	22,645
Molina Healthcare, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	13,535	61,449	61,449
Moody’s Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	3,561	30,100	30,100
National Vision Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	12,243	6,244	6,244
NetApp, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	36,486	53,270	53,270
Pacira BioSciences, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	7,561	13,610	13,610
Pioneer Natural Resources Co.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	10,243	20,998	20,998
Quaker Chemical Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,815	41,361	41,361
QUALCOMM, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	16,907	17,921	17,921
Quanta Services, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	20,276	38,322	38,322
Raymond James Financial, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	19,414	37,275	37,275
Reata Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	540	3,051	3,051
Red Rock Resorts, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	51,621	71,237	71,237
REGENXBIO, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	2,133	3,200	3,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
RenaissanceRe Holdings Ltd.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	2,120	233	233
RingCentral, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	3,471	78,930	78,930
Sabre Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	110,394	17,663	17,663
salesforce.com, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,234	10,573	10,573
SBA Communications Corp.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	7,901	67,870	67,870
Scotts Miracle-Gro Co. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	8,315	1,081	1,081
Shake Shack, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	3,238	9,390	9,390
T Rowe Price Group, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	2,399	1,871	1,871
Target Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	6,666	11,799	11,799
Teladoc Health, Inc.	Increases in total return of reference entity	OBFR - 0.46% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,706	52,210	52,210
Trade Desk, Inc. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	539	3,606	3,606
TransDigm Group, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	1,710	73,222	73,222
TreeHouse Foods, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	7,492	32,665	32,665
Twilio, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,176	36,957	36,957
Virtu Financial, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	42,985	76,513	76,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Voya Financial, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	11,250	9,788	9,788
Walker & Dunlop, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	6,775	15,583	15,583
Welbilt, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	5,764	364	364
Winnebago Industries, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,573	14,155	14,155
YETI Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.47% to 0.48% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	5,517	7,779	7,779

							1,757,827	1,757,827

ACADIA Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,368	(14,939)	(14,939)
Alaska Air Group, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	12,184	(17,058)	(17,058)
Align Technology, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	9,701	(29,976)	(29,976)
Allison Transmission Holdings, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	36,837	(10,314)	(10,314)
Altair Engineering, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	8,975	(13,822)	(13,822)
Alteryx, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	8,706	(15,932)	(15,932)
Altice USA, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	43,165	(6,475)	(6,475)
Amazon.com, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	312	(2,294)	(2,294)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
American Tower Corp.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	7,742	(5,652)	(5,652)
ANSYS, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	3,432	(32,432)	(32,432)
Apellis Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,396	(2,860)	(2,860)
Appfolio, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	3,698	(22,151)	(22,151)
Arrowhead Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	3,478	(2,261)	(2,261)
Atlassian Corp. plc	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	14,013	(69,925)	(69,925)
Axos Financial, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	15,307	(765)	(765)
Badger Meter, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	13,918	(18,233)	(18,233)
Barnes Group, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	6,159	(19,339)	(19,339)
Bio-Techne Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,942	(25,847)	(25,847)
Black Knight, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	14,128	(14,411)	(14,411)
Brooks Automation, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	17,064	(16,893)	(16,893)
Carvana Co.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	1,598	(9,668)	(9,668)
CBRE Group, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	23,307	(34,727)	(34,727)
Centene Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	14,203	(61,215)	(61,215)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Charter Communications, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,025	(13,645)	(13,645)
Diamondback Energy, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	8,385	(19,537)	(19,537)
Domino’s Pizza, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	6,233	(91,438)	(91,438)
Dorman Products, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	7,307	(20,533)	(20,533)
Easterly Government Properties, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	30,325	(23,350)	(23,350)
eHealth, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	1,882	(11,687)	(11,687)
Equitrans Midstream Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	25,936	(21,527)	(21,527)
ESCO Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,470	(8,582)	(8,582)
Evercore, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	8,745	(3,935)	(3,935)
Expedia Group, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	18,133	(68,180)	(68,180)
Fidelity National Information Services, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	6,801	(10,474)	(10,474)
Fiserv, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	10,066	(10,469)	(10,469)
Four Corners Property Trust, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	22,012	(2,165)	(2,165)
Gartner, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	599	(3,127)	(3,127)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Green Dot Corp.	1 month USD LIBOR + 0.30% to 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	30,792	(33,871)	(33,871)
Guardant Health, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	2,801	(5,070)	(5,070)
Hershey Co. (The)	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	2,553	(8,601)	(8,601)
IHS Markit Ltd.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	12,893	(12,248)	(12,248)
II-VI, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	12,183	(4,630)	(4,630)
Insperity, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	2,614	(3,869)	(3,869)
iRobot Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	3,673	(1,932)	(1,932)
Kemper Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	3,447	(5,483)	(5,483)
Keysight Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	10,411	(56,219)	(56,219)
KLA Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	3,418	(5,127)	(5,127)
Korn Ferry	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	7,046	(2,325)	(2,325)
Lennox International, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	8,588	(23,531)	(23,531)
Louisiana-Pacific Corp.	1 month USD LIBOR + 0.30% to 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	20,580	(8,438)	(8,438)
Mercury Systems, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	4,475	(15,707)	(15,707)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Momenta Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	10,632	(5,422)	(5,422)
MongoDB, Inc.	Increases in total return of reference entity	OBFR - 0.46% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,698	(25,242)	(25,242)
Monro, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	11,896	(45,205)	(45,205)
National Health Investors, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	1,693	(1,188)	(1,188)
NCR Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	41,002	(22,961)	(22,961)
Neogen Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	9,311	(78,212)	(78,212)
NeoGenomics, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	21,776	(41,374)	(41,374)
Neurocrine Biosciences, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	8,552	(17,018)	(17,018)
Nexstar Media Group, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	6,790	(32,524)	(32,524)
Ollie’s Bargain Outlet Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	18,638	(50,323)	(50,323)
Onto Innovation, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	10,145	(11,667)	(11,667)
PPG Industries, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	19,051	(26,671)	(26,671)
Q2 Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	5,375	(806)	(806)
Rapid7, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	287	(276)	(276)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Repligen Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	7,539	(30,081)	(30,081)
ResMed, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	5,948	(31,762)	(31,762)
Rogers Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	1,967	(18,608)	(18,608)
Roku, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	1,073	(32)	(32)
Roper Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	2,555	(15,381)	(15,381)
Seattle Genetics, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	3,399	(20,768)	(20,768)
South Jersey Industries, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	1,987	(904)	(904)
SS&C Technologies Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	20,618	(29,484)	(29,484)
Strategic Education, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	3,517	(47,128)	(47,128)
Tenet Healthcare Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	9,554	(25,414)	(25,414)
Tesla, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	1,515	(14,605)	(14,605)
Thermo Fisher Scientific, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	3,048	(28,895)	(28,895)
Toro Co. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	12,312	(28,071)	(28,071)
TriNet Group, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	1,031	(969)	(969)
Ubiquiti, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	3,603	(29,328)	(29,328)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
United Airlines Holdings, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	11,940	(15,403)	(15,403)
Verra Mobility Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	30,376	(10,024)	(10,024)
ViacomCBS, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	57,446	(80,083)	(80,083)
Westinghouse Air Brake Technologies Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	14,386	(7,912)	(7,912)
XPO Logistics, Inc.	1 month USD LIBOR + 0.35% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	19,994	(83,375)	(83,375)
Yelp, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	16,942	(10,683)	(10,683)

							(1,830,688)	(1,830,688)

							(72,861)	(72,861)

Financing Costs of Swap Contracts							(1,945)	(1,945)

Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts							(74,806)	(74,806)

At March 31, 2020, the Fund has $742 segregated as collateral for swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$152,570,968	$–	$–	$152,570,968
Swap Contracts	–	1,757,827	–	1,757,827
Total Assets	$152,570,968	$1,757,827	$–	$154,328,795
Liabilities:
Swap Contracts	–	(1,830,688)	–	(1,830,688)
Total Liabilities	$–	$(1,830,688)	$–	$(1,830,688)
Total	$152,570,968	$(72,861)	$–	$152,498,107

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Total Return Swaps. The Fund enters into swaps to take long and short positions in equities as part of its investment strategy. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund) (Continued)

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Swap Contracts
Equity risk	Swap contracts, at value	$1,757,827
Total		$1,757,827

Liabilities:
Swap Contracts
Equity risk	Swap contracts, at value	$(1,830,688)
Total		$(1,830,688)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 90.5%
	Shares	Value

Balanced Fund 90.5%
American Funds Asset Allocation Fund, Class 1	91,782,009	$1,909,983,600

Total Investment Company (cost $2,034,999,204)		1,909,983,600

Total Investments (cost $2,034,999,204) — 90.5%		1,909,983,600

Other assets in excess of liabilities — 9.5%		200,679,834

NET ASSETS — 100.0%		$2,110,663,434

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(1,145)	6/2020	USD	(89,269,925)	(7,212,593)
Russell 2000 E-Mini Index	(295)	6/2020	USD	(16,927,100)	(1,183,476)
S&P 500 E-Mini Index	(5,347)	6/2020	USD	(687,009,295)	(31,784,390)
S&P Midcap 400 E-Mini Index	(146)	6/2020	USD	(20,991,880)	(1,728,312)

					(41,908,771)

At March 31, 2020, the Fund had $87,453,850 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets
• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(41,908,771)
Total		$(41,908,771)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 87.7%
	Shares	Value

Equity Fund 87.7%
American Funds Growth-Income Fund, Class 1	9,727,556	$396,008,800

Total Investment Company (cost $456,789,961)		396,008,800

Total Investments (cost $456,789,961) — 87.7%		396,008,800

Other assets in excess of liabilities — 12.3%		55,772,176

NET ASSETS — 100.0%		$451,780,976

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(436)	6/2020	USD	(33,992,740)	(2,771,153)
Russell 2000 E-Mini Index	(63)	6/2020	USD	(3,614,940)	(268,607)
S&P 500 E-Mini Index	(1,709)	6/2020	USD	(219,580,865)	(11,701,735)
S&P Midcap 400 E-Mini Index	(40)	6/2020	USD	(5,751,200)	(393,149)

					(15,134,644)

At March 31, 2020, the Fund had $28,307,070 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Managed American Funds Growth-Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets
• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(15,134,644)
Total		$(15,134,644)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Equity Income Fund (formerly American Century NVIT Multi Cap Value Fund)

Common Stocks 98.8%
	Shares	Value

Airlines 0.8%
Southwest Airlines Co.	56,150	$1,999,501

Auto Components 0.8%
BorgWarner, Inc.	53,170	1,295,753
Delphi Technologies plc *	91,155	733,798

		2,029,551

Automobiles 1.4%
General Motors Co.	98,783	2,052,711
Honda Motor Co. Ltd.	69,400	1,560,786

		3,613,497

Banks 14.9%
Bank of America Corp.	292,140	6,202,132
Comerica, Inc.	40,681	1,193,580
JPMorgan Chase & Co.	93,106	8,382,333
M&T Bank Corp.	11,897	1,230,507
PNC Financial Services Group, Inc. (The)	31,126	2,979,381
Toronto-Dominion Bank (The)	37,350	1,587,899
Truist Financial Corp.	95,230	2,936,893
UMB Financial Corp.	26,203	1,215,295
US Bancorp	210,208	7,241,666
Wells Fargo & Co.	192,327	5,519,785

		38,489,471

Building Products 0.5%
Johnson Controls International plc	43,762	1,179,824

Capital Markets 5.4%
Ameriprise Financial, Inc.	11,726	1,201,681
Bank of New York Mellon Corp. (The)	106,250	3,578,500
BlackRock, Inc.	5,560	2,446,233
Franklin Resources, Inc.	36,009	600,990
Invesco Ltd.	152,453	1,384,273
Northern Trust Corp.	34,902	2,633,705
State Street Corp.	39,253	2,091,007

		13,936,389

Communications Equipment 1.6%
Cisco Systems, Inc.	73,265	2,880,047
F5 Networks, Inc. *	12,280	1,309,417

		4,189,464

Containers & Packaging 1.0%
Sonoco Products Co.	26,318	1,219,839
Westrock Co.	49,310	1,393,501

		2,613,340

Diversified Financial Services 3.6%
Berkshire Hathaway, Inc., Class A *	24	6,528,000
Berkshire Hathaway, Inc., Class B *	14,500	2,651,035

		9,179,035

Diversified Telecommunication Services 5.4%
AT&T, Inc.	240,506	7,010,750
Verizon Communications, Inc.	127,306	6,840,151

		13,850,901

Electrical Equipment 3.3%
Emerson Electric Co.	62,075	2,957,874
Hubbell, Inc.	25,023	2,871,139
nVent Electric plc	153,106	2,582,898

		8,411,911

Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	38,181	2,404,639

Common Stocks (continued)
	Shares	Value

Energy Equipment & Services 3.2%
Baker Hughes Co.	201,863	$2,119,561
Halliburton Co.	246,020	1,685,237
National Oilwell Varco, Inc.	60,824	597,900
Schlumberger Ltd.	289,849	3,910,063

		8,312,761

Entertainment 0.9%
Walt Disney Co. (The)	23,130	2,234,358

Equity Real Estate Investment Trusts (REITs) 0.6%
Weyerhaeuser Co.	95,290	1,615,166

Food & Staples Retailing 1.6%
Koninklijke Ahold Delhaize NV	63,930	1,496,173
Walmart, Inc.	23,763	2,699,952

		4,196,125

Food Products 4.2%
Conagra Brands, Inc.	64,288	1,886,210
JM Smucker Co. (The)	7,430	824,730
Kellogg Co.	36,422	2,184,956
Mondelez International, Inc., Class A	77,636	3,888,011
Orkla ASA	257,100	2,200,116

		10,984,023

Health Care Equipment & Supplies 4.9%
Envista Holdings Corp. *	100,100	1,495,494
Hologic, Inc. *	46,954	1,648,085
Medtronic plc	54,916	4,952,325
Zimmer Biomet Holdings, Inc.	44,765	4,524,846

		12,620,750

Health Care Providers & Services 3.0%
Cardinal Health, Inc.	72,320	3,467,021
McKesson Corp.	23,090	3,123,153
Universal Health Services, Inc., Class B	12,340	1,222,647

		7,812,821

Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	51,505	678,321
Sodexo SA	23,950	1,622,916

		2,301,237

Household Durables 0.4%
Toll Brothers, Inc.	50,370	969,623

Household Products 2.2%
Procter & Gamble Co. (The)	50,677	5,574,470

Industrial Conglomerates 3.5%
General Electric Co.	782,264	6,211,176
Siemens AG (Registered)	33,490	2,882,430

		9,093,606

Insurance 2.7%
Chubb Ltd.	34,942	3,902,672
MetLife, Inc.	49,245	1,505,420
Reinsurance Group of America, Inc.	19,990	1,681,958

		7,090,050

Leisure Products 0.4%
Mattel, Inc. *	110,612	974,492

Machinery 1.4%
Cummins, Inc.	8,540	1,155,633
IMI plc	268,400	2,482,577

		3,638,210

Metals & Mining 0.5%
BHP Group Ltd.	69,350	1,260,777

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Equity Income Fund (formerly American Century NVIT Multi Cap Value Fund) (Continued)

Common Stocks (continued)
	Shares	Value

Multiline Retail 0.6%
Target Corp.	16,979	$1,578,538

Oil, Gas & Consumable Fuels 8.5%
Chevron Corp.	80,171	5,809,191
Cimarex Energy Co.	62,815	1,057,176
ConocoPhillips	87,203	2,685,852
Devon Energy Corp.	310,926	2,148,499
EQT Corp.	200,685	1,418,843
Noble Energy, Inc.	463,920	2,802,077
Royal Dutch Shell plc, Class B	126,770	2,125,542
TOTAL SA	100,057	3,880,159

		21,927,339

Paper & Forest Products 0.7%
Mondi plc	101,230	1,726,689

Pharmaceuticals 8.9%
Johnson & Johnson	65,897	8,641,074
Merck & Co., Inc.	36,625	2,817,927
Pfizer, Inc.	312,190	10,189,882
Teva Pharmaceutical Industries Ltd., ADR-IL *	147,999	1,329,031

		22,977,914

Road & Rail 1.5%
Heartland Express, Inc.	206,218	3,829,468

Semiconductors & Semiconductor Equipment 3.7%
Applied Materials, Inc.	25,037	1,147,196
Intel Corp.	115,010	6,224,341
QUALCOMM, Inc.	34,148	2,310,112

		9,681,649

Software 1.0%
Oracle Corp.	54,537	2,635,773

Specialty Retail 1.0%
Advance Auto Parts, Inc.	27,033	2,522,720

Technology Hardware, Storage & Peripherals 0.6%
HP, Inc.	95,041	1,649,912

Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren Corp.	15,320	1,023,836
Tapestry, Inc.	126,951	1,644,015

		2,667,851

Trading Companies & Distributors 1.3%
MSC Industrial Direct Co., Inc., Class A	59,731	3,283,413

Total Investments
(cost $295,106,973) — 98.8%		255,057,258
Other assets in excess of liabilities — 1.2%		3,006,723

NET ASSETS — 100.0%		$258,063,981

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
IL	Israel
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Equity Income Fund (formerly American Century NVIT Multi Cap Value Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,999,501	$–	$–	$1,999,501
Auto Components	2,029,551	–	–	2,029,551
Automobiles	2,052,711	1,560,786	–	3,613,497
Banks	38,489,471	–	–	38,489,471
Building Products	1,179,824	–	–	1,179,824
Capital Markets	13,936,389	–	–	13,936,389
Communications Equipment	4,189,464	–	–	4,189,464
Containers & Packaging	2,613,340	–	–	2,613,340
Diversified Financial Services	9,179,035	–	–	9,179,035
Diversified Telecommunication Services	13,850,901	–	–	13,850,901
Electrical Equipment	8,411,911	–	–	8,411,911
Electronic Equipment, Instruments & Components	2,404,639	–	–	2,404,639
Energy Equipment & Services	8,312,761	–	–	8,312,761
Entertainment	2,234,358	–	–	2,234,358
Equity Real Estate Investment Trusts (REITs)	1,615,166	–	–	1,615,166
Food & Staples Retailing	2,699,952	1,496,173	–	4,196,125
Food Products	8,783,907	2,200,116	–	10,984,023
Health Care Equipment & Supplies	12,620,750	–	–	12,620,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mellon Dynamic U.S. Equity Income Fund (formerly American Century NVIT Multi Cap Value Fund) (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$7,812,821	$–	$–	$7,812,821
Hotels, Restaurants & Leisure	678,321	1,622,916	–	2,301,237
Household Durables	969,623	–	–	969,623
Household Products	5,574,470	–	–	5,574,470
Industrial Conglomerates	6,211,176	2,882,430	–	9,093,606
Insurance	7,090,050	–	–	7,090,050
Leisure Products	974,492	–	–	974,492
Machinery	1,155,633	2,482,577	–	3,638,210
Metals & Mining	–	1,260,777	–	1,260,777
Multiline Retail	1,578,538	–	–	1,578,538
Oil, Gas & Consumable Fuels	15,921,638	6,005,701	–	21,927,339
Paper & Forest Products	–	1,726,689	–	1,726,689
Pharmaceuticals	22,977,914	–	–	22,977,914
Road & Rail	3,829,468	–	–	3,829,468
Semiconductors & Semiconductor Equipment	9,681,649	–	–	9,681,649
Software	2,635,773	–	–	2,635,773
Specialty Retail	2,522,720	–	–	2,522,720
Technology Hardware, Storage & Peripherals	1,649,912	–	–	1,649,912
Textiles, Apparel & Luxury Goods	2,667,851	–	–	2,667,851
Trading Companies & Distributors	3,283,413	–	–	3,283,413
Total	$233,819,093	$21,238,165	$–	$255,057,258

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.2%
	Shares	Value

Aerospace & Defense 1.8%
Axon Enterprise, Inc. *(a)	44,889	$3,176,795
Curtiss-Wright Corp.	32,303	2,985,120
Mercury Systems, Inc. *	42,004	2,996,565
Teledyne Technologies, Inc. *	27,599	8,204,355

		17,362,835

Air Freight & Logistics 0.4%
XPO Logistics, Inc. *	69,814	3,403,432

Airlines 0.2%
JetBlue Airways Corp. *(a)	219,193	1,961,777

Auto Components 1.2%
Adient plc *	65,823	597,015
Dana, Inc. (a)	108,651	848,565
Delphi Technologies plc *(a)	65,286	525,552
Gentex Corp.	191,445	4,242,421
Goodyear Tire & Rubber Co. (The)	175,655	1,022,312
Lear Corp.	41,632	3,382,600
Visteon Corp. *(a)	21,138	1,014,201

		11,632,666

Automobiles 0.2%
Thor Industries, Inc. (a)	41,743	1,760,720

Banks 5.9%
Associated Banc-Corp.	121,035	1,548,038
BancorpSouth Bank (a)	72,259	1,367,140
Bank of Hawaii Corp. (a)	30,555	1,687,858
Bank OZK	91,330	1,525,211
Cathay General Bancorp	56,811	1,303,812
CIT Group, Inc.	71,649	1,236,662
Commerce Bancshares, Inc. (a)	78,589	3,956,956
Cullen/Frost Bankers, Inc. (a)	43,123	2,405,832
East West Bancorp, Inc.	110,123	2,834,566
First Financial Bankshares, Inc. (a)	102,690	2,756,200
First Horizon National Corp.	235,411	1,897,413
FNB Corp.	244,195	1,799,717
Fulton Financial Corp. (a)	124,369	1,429,000
Hancock Whitney Corp.	66,429	1,296,694
Home BancShares, Inc. (a)	116,902	1,401,655
International Bancshares Corp.	43,388	1,166,269
PacWest Bancorp (a)	90,561	1,622,853
Pinnacle Financial Partners, Inc. (a)	54,488	2,045,480
Prosperity Bancshares, Inc.	71,466	3,448,234
Signature Bank	40,865	3,285,137
Sterling Bancorp	152,730	1,596,029
Synovus Financial Corp.	110,839	1,946,333
TCF Financial Corp.	116,024	2,629,104
Texas Capital Bancshares, Inc. *(a)	38,015	842,793
Trustmark Corp.	48,545	1,131,098
UMB Financial Corp. (a)	32,667	1,515,095
Umpqua Holdings Corp.	166,314	1,812,823
United Bankshares, Inc. (a)	76,757	1,771,552
Valley National Bancorp (a)	295,111	2,157,261
Webster Financial Corp.	69,594	1,593,703
Wintrust Financial Corp.	43,100	1,416,266

		58,426,784

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A *(a)	6,972	2,562,628

Biotechnology 1.0%
Arrowhead Pharmaceuticals, Inc. *(a)	75,697	2,177,803

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Exelixis, Inc. *	229,607	$3,953,833
Ligand Pharmaceuticals, Inc. *(a)	12,485	907,909
United Therapeutics Corp. *	33,153	3,143,733

		10,183,278

Building Products 1.2%
Lennox International, Inc.	26,529	4,822,707
Owens Corning	82,286	3,193,520
Resideo Technologies, Inc. *	92,734	448,832
Trex Co., Inc. *(a)	44,127	3,536,338

		12,001,397

Capital Markets 2.9%
Affiliated Managers Group, Inc. (a)	37,261	2,203,616
Eaton Vance Corp.	85,507	2,757,601
Evercore, Inc., Class A (a)	29,746	1,370,101
FactSet Research Systems, Inc. (a)	28,708	7,483,601
Federated Hermes, Inc., Class B (a)	72,582	1,382,687
Interactive Brokers Group, Inc., Class A	58,030	2,505,155
Janus Henderson Group plc (a)	118,197	1,810,778
Legg Mason, Inc.	61,725	3,015,266
SEI Investments Co.	95,418	4,421,670
Stifel Financial Corp.	51,659	2,132,484

		29,082,959

Chemicals 2.4%
Ashland Global Holdings, Inc. (a)	45,590	2,282,691
Cabot Corp.	43,332	1,131,832
Chemours Co. (The) (a)	123,595	1,096,288
Ingevity Corp. *	31,597	1,112,214
Minerals Technologies, Inc.	26,523	961,724
NewMarket Corp. (a)	5,592	2,141,009
Olin Corp. (a)	120,330	1,404,251
PolyOne Corp.	68,180	1,293,375
RPM International, Inc.	98,121	5,838,200
Scotts Miracle-Gro Co. (The) (a)	29,976	3,069,542
Sensient Technologies Corp. (a)	31,953	1,390,275
Valvoline, Inc.	142,499	1,865,312

		23,586,713

Commercial Services & Supplies 1.8%
Brink’s Co. (The) (a)	37,840	1,969,572
Clean Harbors, Inc. *	38,839	1,993,994
Deluxe Corp.	31,439	815,213
Healthcare Services Group, Inc. (a)	56,006	1,339,103
Herman Miller, Inc. (a)	44,589	989,876
HNI Corp.	32,493	818,499
KAR Auction Services, Inc. (a)	97,633	1,171,596
MSA Safety, Inc. (a)	26,971	2,729,465
Stericycle, Inc. *(a)	68,926	3,348,425
Tetra Tech, Inc.	41,293	2,916,112

		18,091,855

Communications Equipment 1.3%
Ciena Corp. *	117,022	4,658,646
InterDigital, Inc.	23,508	1,049,162
Lumentum Holdings, Inc. *	58,400	4,304,080
NetScout Systems, Inc. *	50,225	1,188,826
ViaSat, Inc. *(a)	43,623	1,566,938

		12,767,652

Construction & Engineering 1.1%
AECOM *	118,835	3,547,225
Dycom Industries, Inc. *(a)	24,354	624,680
EMCOR Group, Inc.	42,459	2,603,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Construction & Engineering (continued)
Fluor Corp.	106,276	$734,367
MasTec, Inc. *(a)	45,604	1,492,619
Valmont Industries, Inc.	16,258	1,723,023

		10,725,500

Construction Materials 0.2%
Eagle Materials, Inc. (a)	31,502	1,840,347

Consumer Finance 0.7%
FirstCash, Inc.	32,278	2,315,624
LendingTree, Inc. *(a)	5,799	1,063,479
Navient Corp.	128,716	975,667
SLM Corp.	319,250	2,295,407

		6,650,177

Containers & Packaging 1.2%
AptarGroup, Inc.	48,425	4,820,224
Greif, Inc., Class A	19,889	618,349
O-I Glass, Inc. (a)	117,554	835,809
Silgan Holdings, Inc.	58,728	1,704,287
Sonoco Products Co.	75,756	3,511,291

		11,489,960

Distributors 0.6%
Pool Corp.	30,258	5,953,867

Diversified Consumer Services 1.1%
Adtalem Global Education, Inc. *(a)	41,391	1,108,865
Graham Holdings Co., Class B	3,276	1,117,673
Grand Canyon Education, Inc. *	36,465	2,781,733
Service Corp. International (a)	138,212	5,405,471
WW International, Inc. *	35,111	593,727

		11,007,469

Diversified Financial Services 0.3%
Jefferies Financial Group, Inc.	180,884	2,472,684

Electric Utilities 1.6%
ALLETE, Inc.	39,091	2,372,042
Hawaiian Electric Industries, Inc.	82,542	3,553,433
IDACORP, Inc.	38,222	3,355,510
OGE Energy Corp.	151,458	4,654,304
PNM Resources, Inc. (a)	60,278	2,290,564

		16,225,853

Electrical Equipment 1.7%
Acuity Brands, Inc.	29,970	2,567,230
EnerSys	31,930	1,581,174
Generac Holdings, Inc. *	47,318	4,408,618
Hubbell, Inc.	41,146	4,721,092
nVent Electric plc	117,518	1,982,529
Regal Beloit Corp.	30,738	1,934,957

		17,195,600

Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc. *	61,664	3,198,512
Avnet, Inc.	75,864	1,904,186
Belden, Inc.	29,196	1,053,392
Cognex Corp. (a)	129,263	5,457,484
Coherent, Inc. *	18,260	1,943,046
II-VI, Inc. *(a)	65,930	1,879,005
Jabil, Inc.	105,084	2,582,965
Littelfuse, Inc. (a)	18,416	2,457,063
National Instruments Corp.	89,251	2,952,423
SYNNEX Corp.	30,909	2,259,448
Tech Data Corp. *	26,807	3,507,696

Common Stocks (continued)
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble, Inc. *	188,485	$5,999,477
Vishay Intertechnology, Inc.	99,958	1,440,395

		36,635,092

Energy Equipment & Services 0.2%
Apergy Corp. *(a)	58,794	338,066
Core Laboratories NV	33,877	350,288
Patterson-UTI Energy, Inc. (a)	148,258	348,406
Transocean Ltd. *(a)	433,480	502,837

		1,539,597

Entertainment 0.2%
Cinemark Holdings, Inc.	80,501	820,305
World Wrestling Entertainment, Inc., Class A (a)	35,887	1,217,646

		2,037,951

Equity Real Estate Investment Trusts (REITs) 9.3%
American Campus Communities, Inc.	103,992	2,885,778
Brixmor Property Group, Inc.	225,161	2,139,029
Camden Property Trust	73,253	5,804,568
CoreCivic, Inc.	89,892	1,004,094
CoreSite Realty Corp.	28,523	3,305,816
Corporate Office Properties Trust	84,607	1,872,353
Cousins Properties, Inc.	111,005	3,249,116
CyrusOne, Inc.	85,638	5,288,147
Diversified Healthcare Trust	179,701	652,315
Douglas Emmett, Inc.	124,709	3,804,872
EastGroup Properties, Inc.	29,095	3,039,846
EPR Properties	59,381	1,438,208
First Industrial Realty Trust, Inc.	96,064	3,192,207
GEO Group, Inc. (The)	91,564	1,113,418
Healthcare Realty Trust, Inc.	101,354	2,830,817
Highwoods Properties, Inc.	78,527	2,781,426
JBG SMITH Properties	89,346	2,843,883
Kilroy Realty Corp.	73,829	4,702,907
Lamar Advertising Co., Class A	65,082	3,337,405
Life Storage, Inc.	35,331	3,340,546
Macerich Co. (The)	83,124	467,988
Mack-Cali Realty Corp.	68,306	1,040,300
Medical Properties Trust, Inc.	391,459	6,768,326
National Retail Properties, Inc.	129,843	4,179,646
Omega Healthcare Investors, Inc.	165,345	4,388,256
Park Hotels & Resorts, Inc.	180,966	1,431,441
Pebblebrook Hotel Trust	98,583	1,073,569
PotlatchDeltic Corp.	50,783	1,594,078
PS Business Parks, Inc.	15,169	2,055,703
Rayonier, Inc.	97,790	2,302,955
Sabra Health Care REIT, Inc.	155,257	1,695,406
Service Properties Trust	124,235	670,869
Spirit Realty Capital, Inc.	75,475	1,973,671
Taubman Centers, Inc.	46,308	1,939,379
Urban Edge Properties	86,627	763,184
Weingarten Realty Investors	91,446	1,319,566

		92,291,088

Food & Staples Retailing 0.8%
BJ’s Wholesale Club Holdings, Inc. *	92,269	2,350,091
Casey’s General Stores, Inc. (a)	27,822	3,686,137
Sprouts Farmers Market, Inc. *	89,122	1,656,778

		7,693,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Food Products 2.2%
Darling Ingredients, Inc. *	123,806	$2,373,361
Flowers Foods, Inc.	145,578	2,987,261
Hain Celestial Group, Inc. (The) *(a)	60,697	1,576,301
Ingredion, Inc.	50,497	3,812,524
Lancaster Colony Corp.	14,973	2,165,695
Pilgrim’s Pride Corp. *	39,894	722,879
Post Holdings, Inc. *	50,286	4,172,229
Sanderson Farms, Inc. (a)	14,910	1,838,701
Tootsie Roll Industries, Inc. (a)	13,111	471,467
TreeHouse Foods, Inc. *	42,443	1,873,858

		21,994,276

Gas Utilities 1.8%
National Fuel Gas Co. (a)	65,146	2,429,294
New Jersey Resources Corp. (a)	72,180	2,451,955
ONE Gas, Inc.	39,920	3,338,111
Southwest Gas Holdings, Inc.	41,309	2,873,454
Spire, Inc.	38,567	2,872,470
UGI Corp.	158,048	4,215,140

		18,180,424

Health Care Equipment & Supplies 4.2%
Avanos Medical, Inc. *(a)	36,211	975,162
Cantel Medical Corp. (a)	28,325	1,016,867
Globus Medical, Inc., Class A *	58,207	2,475,544
Haemonetics Corp. *	38,335	3,820,466
Hill-Rom Holdings, Inc.	50,495	5,079,797
ICU Medical, Inc. *	14,538	2,933,332
Integra LifeSciences Holdings Corp. *	53,890	2,407,266
LivaNova plc *	36,594	1,655,879
Masimo Corp. *	37,116	6,573,986
NuVasive, Inc. *	39,388	1,995,396
Penumbra, Inc. *(a)	24,295	3,919,512
West Pharmaceutical Services, Inc.	55,982	8,523,260

		41,376,467

Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc. *	66,926	1,228,092
Amedisys, Inc. *	24,396	4,477,642
Chemed Corp.	12,114	5,247,785
Encompass Health Corp.	74,578	4,775,229
HealthEquity, Inc. *(a)	53,612	2,712,231
MEDNAX, Inc. *	63,968	744,588
Molina Healthcare, Inc. *(a)	47,413	6,624,070
Patterson Cos., Inc. (a)	65,690	1,004,400
Tenet Healthcare Corp. *	78,552	1,131,149

		27,945,186

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc. *(a)	121,913	858,267

Hotels, Restaurants & Leisure 3.8%
Boyd Gaming Corp.	60,447	871,646
Brinker International, Inc. (a)	28,408	341,180
Caesars Entertainment Corp. *	422,108	2,853,450
Cheesecake Factory, Inc. (The) (a)	31,131	531,717
Choice Hotels International, Inc. (a)	24,017	1,471,041
Churchill Downs, Inc.	26,813	2,760,398

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc. (a)	18,198	$1,514,438
Domino’s Pizza, Inc.	29,252	9,479,696
Dunkin’ Brands Group, Inc.	62,645	3,326,450
Eldorado Resorts, Inc. *(a)	49,398	711,331
Jack in the Box, Inc. (a)	17,867	626,238
Marriott Vacations Worldwide Corp.	28,352	1,575,804
Papa John’s International, Inc. (a)	16,647	888,450
Penn National Gaming, Inc. *	82,398	1,042,335
Scientific Games Corp. *(a)	41,305	400,659
Six Flags Entertainment Corp.	59,394	744,801
Texas Roadhouse, Inc.	49,355	2,038,361
Wendy’s Co. (The)	139,140	2,070,403
Wyndham Destinations, Inc.	68,548	1,487,492
Wyndham Hotels & Resorts, Inc.	71,950	2,267,145

		37,003,035

Household Durables 0.9%
Helen of Troy Ltd. *	19,035	2,741,611
KB Home (a)	64,932	1,175,269
Taylor Morrison Home Corp. *	100,144	1,101,584
Tempur Sealy International, Inc. *	34,372	1,502,400
Toll Brothers, Inc.	91,405	1,759,546
TRI Pointe Group, Inc. *	104,303	914,738

		9,195,148

Household Products 0.2%
Energizer Holdings, Inc. (a)	48,632	1,471,118

Industrial Conglomerates 0.5%
Carlisle Cos., Inc.	42,883	5,372,382

Insurance 5.2%
Alleghany Corp.	10,888	6,013,987
American Financial Group, Inc.	56,662	3,970,873
Brighthouse Financial, Inc. *	82,648	1,997,602
Brown & Brown, Inc.	176,990	6,410,578
CNO Financial Group, Inc.	114,902	1,423,636
First American Financial Corp.	84,992	3,604,511
Genworth Financial, Inc., Class A *	380,270	1,262,496
Hanover Insurance Group, Inc. (The)	29,847	2,703,541
Kemper Corp.	47,332	3,520,081
Mercury General Corp.	20,466	833,376
Old Republic International Corp.	215,720	3,289,730
Primerica, Inc.	31,281	2,767,743
Reinsurance Group of America, Inc.	47,378	3,986,385
RenaissanceRe Holdings Ltd.	33,421	4,990,424
RLI Corp.	30,195	2,655,046
Selective Insurance Group, Inc. (a)	44,915	2,232,275

		51,662,284

Interactive Media & Services 0.2%
TripAdvisor, Inc.	79,375	1,380,331
Yelp, Inc. *	48,528	874,960
		2,255,291

Internet & Direct Marketing Retail 0.6%
Etsy, Inc. *	89,625	3,445,185
Grubhub, Inc. *	69,176	2,817,538

		6,262,723

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

IT Services 2.2%
CACI International, Inc., Class A *	18,945	$4,000,237
CoreLogic, Inc.	60,151	1,837,011
KBR, Inc.	107,140	2,215,655
LiveRamp Holdings, Inc. *	51,158	1,684,121
MAXIMUS, Inc.	48,428	2,818,510
Perspecta, Inc.	104,004	1,897,033
Sabre Corp.	207,095	1,228,073
Science Applications International Corp.	37,106	2,769,221
WEX, Inc. *	32,747	3,423,699

		21,873,560

Leisure Products 0.7%
Brunswick Corp. (a)	61,689	2,181,940
Mattel, Inc. *	262,159	2,309,621
Polaris, Inc.	43,491	2,094,091

		6,585,652

Life Sciences Tools & Services 2.5%
Bio-Rad Laboratories, Inc., Class A *	16,342	5,728,851
Bio-Techne Corp.	28,787	5,458,591
Charles River Laboratories International, Inc. *	36,900	4,657,149
PRA Health Sciences, Inc. *	47,782	3,967,817
Repligen Corp. *	35,433	3,420,702
Syneos Health, Inc. *	47,057	1,854,987

		25,088,097

Machinery 4.3%
AGCO Corp.	47,425	2,240,831
Colfax Corp. *(a)	63,198	1,251,320
Crane Co.	38,550	1,895,889
Donaldson Co., Inc.	95,686	3,696,350
Graco, Inc.	126,175	6,148,508
ITT, Inc.	66,329	3,008,683
Kennametal, Inc. (a)	62,503	1,163,806
Lincoln Electric Holdings, Inc. (a)	46,260	3,191,940
Nordson Corp.	38,708	5,228,290
Oshkosh Corp.	51,469	3,311,001
Terex Corp. (a)	49,858	715,961
Timken Co. (The)	51,245	1,657,263
Toro Co. (The) (a)	80,633	5,248,402
Trinity Industries, Inc. (a)	75,001	1,205,266
Woodward, Inc.	42,665	2,536,008

		42,499,518

Marine 0.2%
Kirby Corp. *	45,339	1,970,886

Media 1.4%
AMC Networks, Inc., Class A *(a)	33,587	816,500
Cable One, Inc.	3,800	6,247,238
John Wiley & Sons, Inc., Class A	33,253	1,246,655
Meredith Corp. (a)	30,694	375,081
New York Times Co. (The), Class A (a)	108,719	3,338,760
TEGNA, Inc. (a)	163,728	1,778,086

		13,802,320

Metals & Mining 1.8%
Allegheny Technologies, Inc. *(a)	95,188	809,098
Carpenter Technology Corp. (a)	35,963	701,278
Commercial Metals Co.	89,394	1,411,531

Common Stocks (continued)

	Shares	Value

Metals & Mining (continued)
Compass Minerals International, Inc.	25,593	$984,563
Reliance Steel & Aluminum Co.	50,429	4,417,076
Royal Gold, Inc.	49,622	4,352,346
Steel Dynamics, Inc.	162,831	3,670,211
United States Steel Corp. (a)	129,848	819,341
Worthington Industries, Inc.	28,088	737,310

		17,902,754

Multiline Retail 0.2%
Dillard’s, Inc., Class A (a)	7,706	284,737
Ollie’s Bargain Outlet Holdings, Inc. *(a)	41,338	1,915,603

		2,200,340

Multi-Utilities 0.9%
Black Hills Corp.	46,519	2,978,611
MDU Resources Group, Inc.	151,578	3,258,927
NorthWestern Corp.	38,242	2,288,019

		8,525,557

Oil, Gas & Consumable Fuels 0.8%
Antero Midstream Corp. (a)	227,561	477,878
Cimarex Energy Co.	76,855	1,293,470
CNX Resources Corp. *(a)	136,967	728,665
EQT Corp. (a)	193,442	1,367,635
Equitrans Midstream Corp. (a)	155,274	781,028
Matador Resources Co. *(a)	84,257	208,957
Murphy Oil Corp. (a)	113,081	693,187
PBF Energy, Inc., Class A	76,928	544,650
World Fuel Services Corp.	49,335	1,242,255
WPX Energy, Inc. *	314,676	959,762

		8,297,487

Paper & Forest Products 0.3%
Domtar Corp.	43,176	934,329
Louisiana-Pacific Corp.	88,828	1,526,065

		2,460,394

Personal Products 0.2%
Edgewell Personal Care Co. *	40,962	986,365
Nu Skin Enterprises, Inc., Class A	42,153	921,043

		1,907,408

Pharmaceuticals 1.0%
Catalent, Inc. *	117,008	6,078,566
Nektar Therapeutics *(a)	132,952	2,373,193
Prestige Consumer Healthcare, Inc. *(a)	37,838	1,387,898

		9,839,657

Professional Services 0.8%
ASGN, Inc. *	39,906	1,409,480
FTI Consulting, Inc. *	28,479	3,410,930
Insperity, Inc.	28,324	1,056,485
ManpowerGroup, Inc.	44,608	2,363,778

		8,240,673

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	38,983	3,936,503

Road & Rail 0.9%
Avis Budget Group, Inc. *	42,852	595,643
Knight-Swift Transportation Holdings, Inc. (a)	92,896	3,046,989
Landstar System, Inc.	29,890	2,865,255
Ryder System, Inc.	40,236	1,063,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Road & Rail (continued)
Werner Enterprises, Inc.	33,400	$1,211,084

		8,782,811

Semiconductors & Semiconductor Equipment 4.6%
Cabot Microelectronics Corp.	22,016	2,512,906
Cirrus Logic, Inc. *	43,733	2,870,197
Cree, Inc. *	81,479	2,889,246
Cypress Semiconductor Corp.	279,422	6,516,121
First Solar, Inc. *(a)	57,418	2,070,493
MKS Instruments, Inc. (a)	41,234	3,358,509
Monolithic Power Systems, Inc.	30,567	5,118,750
Semtech Corp. *	50,076	1,877,850
Silicon Laboratories, Inc. *	32,820	2,803,156
SolarEdge Technologies, Inc. *(a)	36,776	3,011,219
Synaptics, Inc. *(a)	25,307	1,464,516
Teradyne, Inc. (a)	126,801	6,868,810
Universal Display Corp.	32,076	4,226,975

		45,588,748

Software 4.3%
ACI Worldwide, Inc. *	87,385	2,110,348
Blackbaud, Inc. (a)	37,205	2,066,738
CDK Global, Inc.	91,817	3,016,188
Ceridian HCM Holding, Inc. *(a)	76,255	3,818,088
CommVault Systems, Inc. *(a)	31,758	1,285,564
Fair Isaac Corp. *	21,916	6,743,334
J2 Global, Inc. (a)	35,013	2,620,723
LogMeIn, Inc.	36,935	3,075,947
Manhattan Associates, Inc. *	48,334	2,408,000
PTC, Inc. *(a)	78,629	4,812,881
Teradata Corp. *(a)	85,365	1,749,129
Tyler Technologies, Inc. *(a)	29,504	8,749,706

		42,456,646

Specialty Retail 1.7%
Aaron’s, Inc. (a)	50,761	1,156,336
American Eagle Outfitters, Inc.	119,632	951,074
AutoNation, Inc. *(a)	44,445	1,247,127
Bed Bath & Beyond, Inc. (a)	97,260	409,465
Dick’s Sporting Goods, Inc.	48,198	1,024,689
Five Below, Inc. *	42,090	2,962,294
Foot Locker, Inc. (a)	81,431	1,795,553
Murphy USA, Inc. *	21,980	1,854,233
Restoration Hardware Holdings, Inc. *(a)	12,353	1,241,106
Sally Beauty Holdings, Inc. *(a)	88,271	713,230
Urban Outfitters, Inc. *	53,194	757,483
Williams-Sonoma, Inc.	58,635	2,493,160

		16,605,750

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp. *	96,452	1,707,200

Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	33,399	2,195,316
Columbia Sportswear Co.	21,977	1,533,335
Deckers Outdoor Corp. *	21,133	2,831,822
Skechers U.S.A., Inc., Class A *	101,274	2,404,245

		8,964,718

Common Stocks (continued)

	Shares	Value

Thrifts & Mortgage Finance 0.5%
New York Community Bancorp, Inc.	353,432	$3,318,726
Washington Federal, Inc.	59,299	1,539,402

		4,858,128

Trading Companies & Distributors 0.8%
GATX Corp. (a)	26,674	1,668,726
MSC Industrial Direct Co., Inc., Class A	34,035	1,870,904
NOW, Inc. *(a)	82,546	425,937
Watsco, Inc.	24,709	3,904,763

		7,870,330

Water Utilities 0.7%
Essential Utilities, Inc.	163,318	6,647,043

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	73,770	1,236,385

Total Common Stocks (cost $1,037,398,335)		970,008,053

Repurchase Agreements 6.2%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $11,419,852, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $11,648,245. (b)	$11,419,848	11,419,848
Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $30,163,860, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $30,767,133. (b)	30,163,851	30,163,851

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Value

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $20,000,078, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $20,400,004. (b)	$20,000,000	$20,000,000

Total Repurchase Agreements (cost $61,583,699)		61,583,699

Total Investments
(cost $1,098,982,034) — 104.4%		1,031,591,752

Liabilities in excess of other assets — (4.4)%		(43,379,026)

NET ASSETS — 100.0%		$988,212,726

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $145,354,393, which was collateralized by cash used to purchase repurchase agreements with a total value of $61,583,699 and by $92,263,861 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $153,847,560.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $61,583,699.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Futures contracts outstanding as of March 31, 2020:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	125	6/2020	USD	17,972,500	714,352

					714,352

At March 31, 2020, the Fund had $2,215,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$970,008,053	$–	$–	$970,008,053
Futures Contracts	714,352	–	–	714,352
Repurchase Agreements	–	61,583,699	–	61,583,699
Total	$970,722,405	$61,583,699	$–	$1,032,306,104

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT MID Cap Index Fund (Continued)

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020:

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$714,352
Total		$714,352

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 95.5%
	Shares	Value

AUSTRALIA 3.8%
Airlines 0.3%
Qantas Airways Ltd.	112,100	$219,880

Banks 1.2%
Australia & New Zealand Banking Group Ltd.	29,363	316,670
Bank of Queensland Ltd. (a)	6,790	21,332
Bendigo & Adelaide Bank Ltd.	5,424	20,806
National Australia Bank Ltd.	14,692	155,314
Westpac Banking Corp.	30,447	318,253

		832,375

Capital Markets 0.5%
Macquarie Group Ltd.	6,400	348,435

Chemicals 0.0%†
Incitec Pivot Ltd.	19,138	24,378

Construction Materials 0.0%†
Boral Ltd.	8,462	10,582

Diversified Financial Services 0.2%
AMP Ltd. *	23,078	18,821
Challenger Ltd.	44,982	114,526

		133,347

Energy Equipment & Services 0.0%†
Worley Ltd.	1,643	6,439

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	770	3,571
Star Entertainment Grp Ltd. (The)	12,485	16,916
Tabcorp Holdings Ltd.	11,162	17,707

		38,194

Insurance 0.1%
QBE Insurance Group Ltd.	5,599	30,591
Suncorp Group Ltd.	6,419	35,877

		66,468

Metals & Mining 0.6%
BHP Group plc, ADR (a)	3,465	105,127
BlueScope Steel Ltd.	10,012	54,606
Fortescue Metals Group Ltd.	16,840	102,854
Newcrest Mining Ltd.	3,170	44,541
South32 Ltd.	63,647	68,604

		375,732

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	8,544	15,413

Oil, Gas & Consumable Fuels 0.5%
Oil Search Ltd.	20,136	30,631
Origin Energy Ltd.	11,267	30,182
Santos Ltd.	75,198	163,006
Woodside Petroleum Ltd.	9,056	100,902

		324,721

Real Estate Management & Development 0.3%
Lendlease Group	34,311	215,820

Road & Rail 0.0%†
Aurizon Holdings Ltd.	1,937	5,018

		2,616,802

AUSTRIA 0.0%†
Banks 0.0%†
Raiffeisen Bank International AG	1,174	17,233

BELGIUM 1.4%
Banks 0.6%
KBC Group NV	8,400	387,636

Common Stocks (continued)
	Shares	Value

BELGIUM (continued)
Chemicals 0.1%
Solvay SA	1,276	$93,065

Diversified Financial Services 0.5%
Groupe Bruxelles Lambert SA	4,425	348,185

Insurance 0.1%
Ageas	1,488	61,916

Pharmaceuticals 0.1%
UCB SA	457	39,683

		930,485

BRAZIL 0.1%
Aerospace & Defense 0.1%
Embraer SA, ADR *(a)	10,800	79,920

CANADA 3.3%
Auto Components 0.2%
Magna International, Inc.	4,565	145,710

Banks 1.2%
Bank of Montreal (a)	5,767	290,342
Bank of Nova Scotia (The)	6,573	267,323
Canadian Imperial Bank of Commerce (a)	4,358	253,508

		811,173

Chemicals 0.2%
Nutrien Ltd. (a)	3,357	114,555

Gas Utilities 0.0%†
AltaGas Ltd.	1,508	13,662

Hotels, Restaurants & Leisure 0.0%†
Stars Group, Inc. (The) *(a)	860	17,587

Insurance 0.5%
Fairfax Financial Holdings Ltd.	316	96,875
iA Financial Corp., Inc.	2,186	68,719
Manulife Financial Corp. (a)	12,004	150,703
Sun Life Financial, Inc.	732	23,490

		339,787

Metals & Mining 0.4%
Barrick Gold Corp.	3,269	60,070
Kinross Gold Corp. *	24,005	96,375
Pan American Silver Corp.	562	8,087
Teck Resources Ltd., Class B	9,740	73,827

		238,359

Oil, Gas & Consumable Fuels 0.8%
Cameco Corp. (a)	4,576	34,890
Canadian Natural Resources Ltd. (a)	12,615	171,328
Cenovus Energy, Inc. (a)	6,533	13,195
Husky Energy, Inc. (a)	5,009	12,600
Imperial Oil Ltd.	3,226	36,357
Suncor Energy, Inc.	17,210	274,168

		542,538

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.	140	3,111

		2,226,482

CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc	2,057	19,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

CHILE (continued)
Metals & Mining (continued)
Lundin Mining Corp. (a)	8,521	$32,030

		51,654

CHINA 0.7%
Interactive Media & Services 0.2%
Baidu, Inc., ADR *	1,500	151,185

Wireless Telecommunication Services 0.5%
China Mobile Ltd.	46,500	351,302

		502,487

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	813	22,893

DENMARK 1.4%
Air Freight & Logistics 0.1%
DSV Panalpina A/S	754	68,654

Banks 0.0%†
Danske Bank A/S	2,935	33,267

Beverages 0.2%
Carlsberg A/S, Class B	994	112,835

Building Products 0.0%†
ROCKWOOL International A/S, Class A	49	8,817
ROCKWOOL International A/S, Class B	97	17,583

		26,400

Chemicals 0.1%
Novozymes A/S, Class B	1,378	62,836

Electrical Equipment 0.3%
Vestas Wind Systems A/S	2,009	163,538

Energy Equipment & Services 0.1%
Drilling Co. of 1972 A/S (The) *	2,722	51,963

Health Care Equipment & Supplies 0.0%†
Demant A/S *	753	16,713

Insurance 0.0%†
Tryg A/S	671	16,552

Marine 0.6%
AP Moller - Maersk A/S, Class A	30	24,891
AP Moller - Maersk A/S, Class B	352	315,768

		340,659

Pharmaceuticals 0.0%†
H Lundbeck A/S	860	25,592

		919,009

FINLAND 0.2%
Banks 0.0%†
Nordea Bank Abp	13,923	78,484

Communications Equipment 0.0%†
Nokia OYJ	1,794	5,630

Electric Utilities 0.1%
Fortum OYJ	3,232	47,521

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	3,791	38,477

		170,112

FRANCE 8.7%
Aerospace & Defense 0.3%
Airbus SE	1,420	92,134
Dassault Aviation SA	100	82,292

		174,426

Common Stocks (continued)
	Shares	Value

FRANCE (continued)
Auto Components 0.4%
Cie Generale des Etablissements Michelin SCA	2,659	$236,666
Valeo SA	2,293	38,346

		275,012

Automobiles 0.3%
Peugeot SA	10,348	137,964
Renault SA	3,450	67,000

		204,964

Banks 0.5%
BNP Paribas SA	6,236	187,986
Credit Agricole SA	4,991	36,580
Societe Generale SA	7,637	128,473

		353,039

Building Products 0.2%
Cie de Saint-Gobain	6,064	147,439

Capital Markets 0.1%
Amundi SA Reg. S (b)	165	9,765
Natixis SA	8,394	27,293

		37,058

Chemicals 0.5%
Arkema SA	5,249	362,991

Construction & Engineering 0.1%
Bouygues SA	2,706	79,409

Diversified Telecommunication Services 0.3%
Orange SA	18,983	235,355

Electric Utilities 0.1%
Electricite de France SA	6,426	50,677

Entertainment 0.5%
Bollore SA *	8,276	23,063
Vivendi SA	13,662	293,141

		316,204

Food & Staples Retailing 0.2%
Carrefour SA	9,388	148,733

Insurance 0.3%
AXA SA	8,407	145,583
CNP Assurances	1,923	18,823
SCOR SE	921	20,293

		184,699

IT Services 0.1%
Atos SE	1,197	80,997

Media 0.1%
Publicis Groupe SA	1,736	49,806

Multi-Utilities 1.5%
Engie SA (a)	57,263	592,337
Veolia Environnement SA (a)	21,411	458,043

		1,050,380

Oil, Gas & Consumable Fuels 1.9%
TOTAL SA (a)	32,992	1,279,414

Pharmaceuticals 1.1%
Sanofi	8,663	762,698

Trading Companies & Distributors 0.2%
Rexel SA	18,091	134,808

		5,928,109

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

GERMANY 9.2%
Airlines 0.1%
Deutsche Lufthansa AG (Registered)	4,812	$45,947

Auto Components 0.1%
Continental AG	890	65,086

Automobiles 1.4%
Bayerische Motoren Werke AG	4,872	255,780
Bayerische Motoren Werke AG (Preference)	773	33,819
Daimler AG (Registered)	11,273	345,826
Porsche Automobil Holding SE (Preference)	1,080	46,656
Volkswagen AG	496	67,221
Volkswagen AG (Preference)	2,402	286,185

		1,035,487

Banks 0.1%
Commerzbank AG	11,681	42,492

Capital Markets 0.6%
Deutsche Bank AG (Registered)	11,670	78,398
Deutsche Bank AG (Registered)	2,293	14,721
Deutsche Boerse AG	2,382	327,211

		420,330

Chemicals 0.4%
BASF SE	2,814	136,010
Covestro AG Reg. S (b)	3,906	121,335
Evonik Industries AG	1,789	38,199

		295,544

Construction Materials 0.8%
HeidelbergCement AG	11,838	516,310

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	13,341	33,157

Food & Staples Retailing 0.1%
METRO AG	4,316	37,353

Health Care Providers & Services 0.8%
Fresenius SE & Co. KGaA	14,100	529,860

Independent Power and Renewable Electricity Producers 0.1%
Uniper SE	2,445	61,362

Industrial Conglomerates 0.7%
Siemens AG (Registered)	5,791	498,422

Insurance 1.2%
Allianz SE (Registered)	4,095	705,903
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	326	65,899
Talanx AG	764	26,321

		798,123

Multi-Utilities 0.1%
RWE AG	2,391	64,004

Pharmaceuticals 1.0%
Bayer AG (Registered)	11,561	678,634

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	27,659	414,294

Software 1.1%
SAP SE	6,454	741,262

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	349	14,165

		6,291,832

Common Stocks (continued)
	Shares	Value

HONG KONG 1.8%
Airlines 0.0%†
Cathay Pacific Airways Ltd. (a)	12,000	$12,838
Banks 0.0%†
Bank of East Asia Ltd. (The)	12,000	25,746

Electric Utilities 0.0%†
CK Infrastructure Holdings Ltd.	3,000	15,890

Food Products 0.1%
WH Group Ltd. Reg. S (b)	85,000	78,934

Industrial Conglomerates 0.1%
Guoco Group Ltd.	4,000	56,947
NWS Holdings Ltd.	17,307	17,713

		74,660

Real Estate Management & Development 1.5%
CK Asset Holdings Ltd.	71,000	386,256
Hang Lung Properties Ltd. (a)	20,000	40,451
Henderson Land Development Co. Ltd.	7,455	28,313
Hongkong Land Holdings Ltd.	6,400	23,939
Kerry Properties Ltd.	10,500	27,573
New World Development Co. Ltd.	58,202	62,344
Sino Land Co. Ltd.	43,587	55,143
Sun Hung Kai Properties Ltd.	12,721	167,026
Swire Pacific Ltd., Class A	9,000	57,657
Swire Pacific Ltd., Class B	25,000	25,509
Wharf Holdings Ltd. (The) (a)	13,000	22,969
Wheelock & Co. Ltd.	9,000	61,134

		958,314

Road & Rail 0.1%
MTR Corp. Ltd.	9,130	47,011

		1,213,393

IRELAND 1.2%
Airlines 0.2%
Ryanair Holdings plc, ADR *	2,074	110,109

Banks 0.1%
AIB Group plc *	113,600	127,388

Construction Materials 0.2%
CRH plc, ADR	3,682	98,825
CRH plc	278	7,578

		106,403

Containers & Packaging 0.6%
Smurfit Kappa Group plc	15,845	446,791

Hotels, Restaurants & Leisure 0.1%
Flutter Entertainment plc	438	39,706

		830,397

ISRAEL 0.2%
Banks 0.1%
Bank Hapoalim BM	6,028	36,238

Consumer Finance 0.0%†
Isracard Ltd.	298	799

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR *	9,026	81,053
Teva Pharmaceutical Industries Ltd. *	493	4,489

		85,542

		122,579

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

ITALY 1.6%
Banks 1.0%
Intesa Sanpaolo SpA	45,611	$74,449
Mediobanca Banca di Credito Finanziario SpA	38,067	209,865
UniCredit SpA	48,834	382,357

		666,671

Diversified Telecommunication Services 0.1%
Telecom Italia SpA *	217,531	88,959

Electrical Equipment 0.3%
Prysmian SpA	14,217	227,679

Oil, Gas & Consumable Fuels 0.2%
Eni SpA	12,093	122,265

		1,105,574

JAPAN 27.0%
Airlines 0.5%
Japan Airlines Co. Ltd.	17,100	314,680

Auto Components 1.6%
Aisin Seiki Co. Ltd.	2,000	49,250
Bridgestone Corp.	1,300	40,005
Denso Corp.	3,000	96,906
JTEKT Corp.	3,400	23,087
NGK Spark Plug Co. Ltd.	1,500	21,114
NHK Spring Co. Ltd.	2,600	17,009
NOK Corp.	1,500	16,544
Sumitomo Electric Industries Ltd.	11,200	117,811
Sumitomo Rubber Industries Ltd.	3,100	29,257
Toyo Tire Corp.	3,000	34,420
Toyoda Gosei Co. Ltd.	1,200	20,575
Toyota Boshoku Corp. (a)	1,500	17,859
Toyota Industries Corp.	12,700	609,408
TS Tech Co. Ltd. (a)	400	9,478
Yokohama Rubber Co. Ltd. (The)	1,500	18,611

		1,121,334

Automobiles 2.2%
Honda Motor Co. Ltd.	19,700	443,048
Isuzu Motors Ltd.	6,700	44,349
Mazda Motor Corp.	10,800	57,139
Mitsubishi Motors Corp. (a)	7,200	20,388
Nissan Motor Co. Ltd. (a)	29,900	98,710
Subaru Corp.	900	17,280
Toyota Motor Corp. (a)	12,214	735,305
Yamaha Motor Co. Ltd.	3,600	43,485

		1,459,704

Banks 2.2%
Aozora Bank Ltd.	800	15,253
Bank of Kyoto Ltd. (The) (a)	500	15,911
Chiba Bank Ltd. (The) (a)	6,400	27,998
Chugoku Bank Ltd. (The) (a)	900	8,025
Concordia Financial Group Ltd. (a)	10,400	30,294
Fukuoka Financial Group, Inc.	1,300	17,213
Hachijuni Bank Ltd. (The) (a)	4,300	15,579
Iyo Bank Ltd. (The) (a)	2,900	14,695
Kyushu Financial Group, Inc. (a)	1,300	4,972
Mebuki Financial Group, Inc. (a)	5,260	10,726
Mitsubishi UFJ Financial Group, Inc.	46,400	173,102
Mizuho Financial Group, Inc.	92,600	105,978
Resona Holdings, Inc.	10,300	30,994
Shinsei Bank Ltd.	1,600	21,356

Common Stocks (continued)

	Shares	Value

JAPAN (continued)
Banks (continued)
Shizuoka Bank Ltd. (The) (a)	3,100	$18,860
Sumitomo Mitsui Financial Group, Inc.	35,400	860,124
Sumitomo Mitsui Trust Holdings, Inc.	1,500	43,334

		1,414,414

Beverages 0.5%
Coca-Cola Bottlers Japan, Inc.	1,400	28,759
Kirin Holdings Co. Ltd.	16,500	326,803

		355,562

Building Products 0.2%
AGC, Inc.	3,400	83,563
LIXIL Group Corp.	2,500	31,088

		114,651

Capital Markets 0.6%
Daiwa Securities Group, Inc. (a)	94,300	365,774
Nomura Holdings, Inc.	13,700	58,037

		423,811

Chemicals 1.6%
Air Water, Inc.	4,500	61,920
Asahi Kasei Corp.	11,000	77,746
Daicel Corp.	2,500	18,253
Denka Co. Ltd. (a)	10,299	216,748
DIC Corp.	1,200	26,530
JSR Corp.	1,500	27,631
Kaneka Corp. (a)	900	21,556
Kuraray Co. Ltd.	23,500	237,496
Mitsubishi Chemical Holdings Corp.	9,500	56,523
Mitsubishi Gas Chemical Co., Inc.	2,100	22,811
Mitsui Chemicals, Inc.	2,400	45,546
Nippon Kayaku Co. Ltd. (a)	2,700	24,849
Nippon Shokubai Co. Ltd.	500	22,921
Showa Denko KK	1,200	24,811
Sumitomo Chemical Co. Ltd.	23,000	68,253
Teijin Ltd.	2,200	37,272
Tokai Carbon Co. Ltd.	600	4,950
Toray Industries, Inc.	10,600	45,964
Tosoh Corp.	3,100	35,270
Ube Industries Ltd.	1,500	22,987
Zeon Corp.	1,400	10,529

		1,110,566

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	2,200	46,858
Kokuyo Co. Ltd.	500	7,007
Toppan Printing Co. Ltd.	2,500	38,315

		92,180

Construction & Engineering 0.3%
JGC Holdings Corp.	900	7,219
Kajima Corp. (a)	5,800	59,525
Kandenko Co. Ltd.	1,000	7,978
Kinden Corp.	900	13,296
Maeda Corp. (a)	600	4,427
Maeda Road Construction Co. Ltd.	100	1,865
Nippo Corp.	1,100	24,276
Obayashi Corp.	6,300	53,967
Shimizu Corp.	5,700	44,582
Toda Corp.	1,800	10,479

		227,614

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Construction Materials 0.0%†
Taiheiyo Cement Corp.	1,100	$18,813

Consumer Finance 0.0%†
AEON Financial Service Co. Ltd.	800	8,557
Credit Saison Co. Ltd.	1,000	11,613
Hitachi Capital Corp. (a)	700	13,190

		33,360

Containers & Packaging 0.1%
Rengo Co. Ltd.	1,000	7,804
Toyo Seikan Group Holdings Ltd.	2,400	27,393

		35,197

Diversified Financial Services 1.0%
Fuyo General Lease Co. Ltd. (a)	200	10,139
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	41,799
ORIX Corp.	54,500	655,382

		707,320

Electrical Equipment 0.0%†
Mabuchi Motor Co. Ltd.	400	11,946

Electronic Equipment, Instruments & Components 1.9%
Alps Alpine Co. Ltd. (a)	1,700	16,473
Canon Marketing Japan, Inc.	800	15,805
Hitachi Ltd.	24,240	705,622
Ibiden Co. Ltd. (a)	1,500	32,860
Kyocera Corp. (a)	7,300	432,908
Nippon Electric Glass Co. Ltd.	800	10,717

		1,214,385

Entertainment 1.4%
Nintendo Co. Ltd.	1,400	539,971
Square Enix Holdings Co. Ltd.	8,500	379,863

		919,834

Food & Staples Retailing 1.6%
Matsumotokiyoshi Holdings Co. Ltd. (a)	8,900	326,189
Seven & i Holdings Co. Ltd.	22,300	736,398

		1,062,587

Food Products 0.1%
Itoham Yonekyu Holdings, Inc. (a)	1,100	6,497
NH Foods Ltd.	1,000	34,849
Yamazaki Baking Co. Ltd.	800	16,751

		58,097

Health Care Equipment & Supplies 0.8%
Nipro Corp.	700	8,242
Olympus Corp.	36,500	526,783

		535,025

Health Care Providers & Services 0.1%
Alfresa Holdings Corp. (a)	1,100	20,519
Medipal Holdings Corp.	800	14,951
Suzuken Co. Ltd.	300	10,934
Toho Holdings Co. Ltd. (a)	500	10,510

		56,914

Household Durables 1.6%
Haseko Corp.	7,600	81,448
Iida Group Holdings Co. Ltd.	2,300	31,861
Nikon Corp.	3,000	27,712
Panasonic Corp.	2,400	18,321
Sekisui House Ltd. (a)	4,200	69,411
Sony Corp.	14,400	855,982

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Household Durables (continued)
Sumitomo Forestry Co. Ltd.	1,800	$23,076

		1,107,811

Industrial Conglomerates 0.7%
Toshiba Corp.	20,570	452,847

Insurance 0.5%
Dai-ichi Life Holdings, Inc.	5,300	63,427
Japan Post Holdings Co. Ltd. (a)	5,000	39,173
MS&AD Insurance Group Holdings, Inc.	4,800	134,444
Sompo Holdings, Inc.	1,900	58,772
T&D Holdings, Inc. (a)	6,300	51,436
Tokio Marine Holdings, Inc.	400	18,345

		365,597

Internet & Direct Marketing Retail 0.7%
Rakuten, Inc.	60,400	458,241

IT Services 0.5%
Fujitsu Ltd.	3,500	315,836
NEC Corp.	1,500	54,730

		370,566

Leisure Products 0.6%
Heiwa Corp. (a)	600	11,243
Sankyo Co. Ltd.	800	23,317
Sega Sammy Holdings, Inc.	32,300	393,282

		427,842

Machinery 1.0%
Amada Holdings Co. Ltd.	2,200	17,368
Ebara Corp.	1,000	19,012
FANUC Corp.	2,700	366,141
Glory Ltd.	700	16,131
Hino Motors Ltd.	7,500	40,310
IHI Corp. (a)	1,000	11,665
Kawasaki Heavy Industries Ltd. (a)	1,599	23,183
Kurita Water Industries Ltd.	900	20,797
Mitsubishi Heavy Industries Ltd.	2,500	63,230
NGK Insulators Ltd.	1,800	23,595
NSK Ltd.	4,100	26,300
Sumitomo Heavy Industries Ltd.	1,100	19,840
THK Co. Ltd.	600	12,250

		659,822

Marine 0.1%
Mitsui OSK Lines Ltd.	1,500	24,193
Nippon Yusen KK	2,700	32,097

		56,290

Media 0.1%
Dentsu Group, Inc.	2,800	53,983
Fuji Media Holdings, Inc. (a)	1,100	10,968
Tokyo Broadcasting System Holdings, Inc.	400	5,573

		70,524

Metals & Mining 0.3%
Dowa Holdings Co. Ltd. (a)	400	10,471
Hitachi Metals Ltd.	2,500	26,325
JFE Holdings, Inc.	6,300	41,004
Mitsubishi Materials Corp.	1,900	38,942
Nippon Steel Corp.	7,299	62,519
Sumitomo Metal Mining Co. Ltd.	2,099	43,048

		222,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd. (a)	2,400	$13,991
J Front Retailing Co. Ltd.	3,100	25,753
Takashimaya Co. Ltd.	1,999	18,018

		57,762

Oil, Gas & Consumable Fuels 1.0%
Idemitsu Kosan Co. Ltd.	2,400	55,021
Inpex Corp.	10,400	58,459
JXTG Holdings, Inc.	159,800	547,735

		661,215

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd. (a)	1,500	21,388
Oji Holdings Corp.	11,200	60,060

		81,448

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	40,500	626,946
Sawai Pharmaceutical Co. Ltd.	200	10,703
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,148
Takeda Pharmaceutical Co. Ltd.	818	25,033

		668,830

Real Estate Management & Development 0.2%
Mitsui Fudosan Co. Ltd.	3,500	60,537
Nomura Real Estate Holdings, Inc.	1,500	24,330
Tokyo Tatemono Co. Ltd.	2,100	22,227
Tokyu Fudosan Holdings Corp.	8,100	38,770

		145,864

Road & Rail 0.2%
Fukuyama Transporting Co. Ltd.	200	7,159
Hankyu Hanshin Holdings, Inc.	2,400	80,813
Nippon Express Co. Ltd.	1,000	48,969
Seino Holdings Co. Ltd.	1,300	14,125

		151,066

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	500	27,381

Specialty Retail 0.1%
K’s Holdings Corp. (a)	1,900	18,021
Shimamura Co. Ltd.	200	12,080
Yamada Denki Co. Ltd. *	7,300	29,148

		59,249

Technology Hardware, Storage & Peripherals 0.2%
Brother Industries Ltd.	700	10,700
FUJIFILM Holdings Corp.	300	15,058
Konica Minolta, Inc.	8,300	33,702
Ricoh Co. Ltd. (a)	8,400	61,682
Seiko Epson Corp. (a)	3,600	38,957

		160,099

Trading Companies & Distributors 0.8%
ITOCHU Corp. (a)	4,400	91,292
Marubeni Corp. (a)	7,900	39,386
Mitsubishi Corp.	6,900	146,449
Mitsui & Co. Ltd.	6,700	93,332
Nagase & Co. Ltd.	1,000	11,846
Sojitz Corp. (a)	13,800	32,405
Sumitomo Corp.	6,400	73,388
Toyota Tsusho Corp. (a)	1,800	42,378

		530,476

Common Stocks (continued)
	Shares	Value

JAPAN (continued)
Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	1,200	$20,300
Mitsubishi Logistics Corp. (a)	299	6,032

		26,332

Wireless Telecommunication Services 0.4%
SoftBank Group Corp.	7,600	266,129

		18,315,694

LUXEMBOURG 0.4%
Metals & Mining 0.4%
ArcelorMittal SA	31,093	294,668

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
SJM Holdings Ltd.	27,000	22,645

NETHERLANDS 4.6%
Banks 0.2%
ABN AMRO Bank NV, CVA Reg. S (b)	3,288	26,990
ING Groep NV	22,582	118,286

		145,276

Chemicals 0.3%
Koninklijke DSM NV	1,988	225,905

Diversified Financial Services 0.2%
EXOR NV	2,300	118,472

Food & Staples Retailing 0.6%
Koninklijke Ahold Delhaize NV	18,412	430,902

Health Care Equipment & Supplies 1.0%
Koninklijke Philips NV	16,493	667,550

Insurance 0.2%
Aegon NV	16,098	40,836
NN Group NV	2,516	67,954

		108,790

Oil, Gas & Consumable Fuels 1.0%
Koninklijke Vopak NV	669	34,883
Royal Dutch Shell plc, Class B, ADR (a)	21,156	690,954

		725,837

Professional Services 0.1%
Randstad NV *	1,414	49,959

Semiconductors & Semiconductor Equipment 1.0%
ASML Holding NV	1,400	372,065
NXP Semiconductors NV	3,800	315,134

		687,199

		3,159,890

NEW ZEALAND 0.1%
Construction Materials 0.0%†
Fletcher Building Ltd.	7,771	16,136

Health Care Providers & Services 0.1%
EBOS Group Ltd.	3,994	52,815
Ryman Healthcare Ltd.	712	4,376

		57,191

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	5,459	16,088

		89,415

NORWAY 0.6%
Banks 0.1%
DNB ASA	7,213	80,895

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

NORWAY (continued)
Banks (continued)
SpareBank 1 SR-Bank ASA	3,345	$19,026

		99,921

Chemicals 0.0%†
Yara International ASA	1,018	32,209

Food Products 0.5%
Mowi ASA	17,000	259,120

Insurance 0.0%†
Storebrand ASA	3,091	12,396

Metals & Mining 0.0%†
Norsk Hydro ASA	10,086	21,914

Oil, Gas & Consumable Fuels 0.0%†
Equinor ASA	431	5,429

		430,989

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA (Registered) *^¥	146,163	0

SINGAPORE 1.2%
Airlines 0.2%
Singapore Airlines Ltd.	27,300	110,349

Banks 0.8%
DBS Group Holdings Ltd.	30,700	401,408
Oversea-Chinese Banking Corp. Ltd.	15,292	93,024

		494,432

Food Products 0.0%†
Wilmar International Ltd.	12,900	29,178

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	23,100	86,022

Real Estate Management & Development 0.1%
CapitaLand Ltd.	24,000	47,910
City Developments Ltd.	5,200	26,360
UOL Group Ltd.	4,910	22,606

		96,876

Trading Companies & Distributors 0.0%†
BOC Aviation Ltd. Reg. S (b)	2,800	17,707

		834,564

SOUTH AFRICA 0.3%
Capital Markets 0.0%†
Investec plc	6,794	12,769

Metals & Mining 0.3%
Anglo American plc	9,474	165,551

		178,320

SOUTH KOREA 0.5%
Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd.	9,050	351,720

SPAIN 1.6%
Banks 0.8%
Banco Bilbao Vizcaya Argentaria SA (a)	37,434	119,668
Banco Bilbao Vizcaya Argentaria SA, ADR	2,403	7,353
Banco Santander SA	183,890	447,579
Bankia SA (a)	5,551	6,197

		580,797

Common Stocks (continued)
	Shares	Value

SPAIN (continued)
Electrical Equipment 0.6%
Siemens Gamesa Renewable Energy SA	24,989	$375,997

Independent Power and Renewable Electricity Producers 0.2%
EDP Renovaveis SA	9,318	112,521

Oil, Gas & Consumable Fuels 0.0%†
Repsol SA	3,322	30,314

		1,099,629

SWEDEN 1.6%
Aerospace & Defense 0.0%†
Saab AB, Class B (a)	940	18,066

Banks 0.3%
Skandinaviska Enskilda Banken AB, Class A	14,948	101,115
Svenska Handelsbanken AB, Class A *	7,391	61,894
Swedbank AB, Class A	3,311	36,973

		199,982

Commercial Services & Supplies 0.0%†
Intrum AB (a)	950	12,649

Construction & Engineering 0.0%†
Peab AB, Class B	2,824	20,374

Containers & Packaging 0.0%†
BillerudKorsnas AB	1,564	17,101

Diversified Financial Services 0.5%
Investor AB, Class B	6,061	278,771

Diversified Telecommunication Services 0.1%
Telia Co. AB	26,547	95,493

Food & Staples Retailing 0.0%†
ICA Gruppen AB	607	25,590

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	2,044	39,249

Hotels, Restaurants & Leisure 0.0%†
Pandox AB	131	1,079

Machinery 0.4%
SKF AB, Class B	3,935	54,137
Trelleborg AB, Class B *	2,069	22,338
Volvo AB, Class A	1,877	22,530
Volvo AB, Class B	11,152	134,100

		233,105

Metals & Mining 0.1%
Boliden AB	3,907	71,228
SSAB AB, Class A	1,619	3,711
SSAB AB, Class B	3,440	7,605

		82,544

Paper & Forest Products 0.1%
Holmen AB, Class B	1,233	33,858
Svenska Cellulosa AB SCA, Class B *(a)	4,471	45,198

		79,056

		1,103,059

SWITZERLAND 9.8%
Banks 0.0%†
Banque Cantonale Vaudoise (Registered) REG	16	13,162

Capital Markets 1.3%
Credit Suisse Group AG (Registered) *	9,803	80,947
Julius Baer Group Ltd. *(a)	2,269	77,466

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

SWITZERLAND (continued)
Capital Markets (continued)
UBS Group AG (Registered) *	80,644	$753,735

		912,148

Chemicals 0.0%†
Clariant AG (Registered)	575	9,671

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered) *	4,254	155,512

Diversified Telecommunication Services 0.3%
Swisscom AG (Registered) (a)	351	189,227

Electrical Equipment 1.1%
ABB Ltd. (Registered) (a)	42,860	753,588

Food Products 1.4%
Nestle SA (Registered)	9,081	935,962

Health Care Equipment & Supplies 0.3%
Alcon, Inc. *	3,339	170,396

Insurance 1.3%
Baloise Holding AG (Registered)	539	70,748
Swiss Life Holding AG (Registered)	355	120,867
Swiss Re AG (a)	1,132	87,282
Zurich Insurance Group AG	1,674	594,200

		873,097

Life Sciences Tools & Services 0.4%
Lonza Group AG (Registered) *	679	282,499

Metals & Mining 0.4%
Glencore plc *	184,254	281,220

Pharmaceuticals 2.4%
Novartis AG (Registered)	13,966	1,154,220
Roche Holding AG	1,200	390,137
Vifor Pharma AG	305	42,201

		1,586,558

Professional Services 0.1%
Adecco Group AG (Registered)	1,854	73,151

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)	245	24,050

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)	4,337	237,688
Swatch Group AG (The)	586	117,120
Swatch Group AG (The) (Registered)	732	28,804

		383,612

		6,643,853

UNITED KINGDOM 13.9%
Airlines 0.0%†
easyJet plc	1,390	10,003

Automobiles 0.2%
Fiat Chrysler Automobiles NV	18,643	134,345

Banks 1.5%
Barclays plc, ADR (a)	28,379	128,557
HSBC Holdings plc, ADR (a)	15,310	428,832
Lloyds Banking Group plc	802,054	316,286
Lloyds Banking Group plc, ADR	12,511	18,892
Royal Bank of Scotland Group plc, ADR (a)	22,210	60,411
Standard Chartered plc	13,428	74,011

		1,026,989

Capital Markets 0.3%
IG Group Holdings plc	16,300	139,594

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Capital Markets (continued)
Ninety One plc *	3,397	$7,295
Standard Life Aberdeen plc	14,386	39,799

		186,688

Chemicals 0.2%
Linde plc	900	155,700

Distributors 0.4%
Inchcape plc	47,677	255,849

Diversified Financial Services 0.0%†
M&G plc *	3,692	5,141

Electrical Equipment 0.0%†
Melrose Industries plc	15,490	17,493

Energy Equipment & Services 0.0%†
Subsea 7 SA (a)	3,107	14,779

Equity Real Estate Investment Trusts (REITs) 0.4%
British Land Co. plc (The)	67,848	282,272

Food & Staples Retailing 1.3%
J Sainsbury plc	32,629	84,976
Tesco plc	247,906	702,010
Wm Morrison Supermarkets plc	29,242	64,420

		851,406

Health Care Equipment & Supplies 0.5%
Smith & Nephew plc	17,900	317,646

Hotels, Restaurants & Leisure 0.3%
GVC Holdings plc	24,900	172,847

Household Durables 0.6%
Barratt Developments plc	28,895	157,480
Persimmon plc	11,500	272,348

		429,828

Industrial Conglomerates 1.9%
CK Hutchison Holdings Ltd.	124,272	833,405
DCC plc	6,964	439,216

		1,272,621

Insurance 1.1%
Aviva plc	204,651	679,421
Phoenix Group Holdings plc	8,520	66,095

		745,516

Media 0.4%
Informa plc	27,585	152,986
Pearson plc	3,802	26,252
Pearson plc, ADR	748	5,154
WPP plc	11,819	80,531
WPP plc, ADR (a)	567	19,148

		284,071

Oil, Gas & Consumable Fuels 0.4%
BP plc, ADR (a)	10,697	260,900

Personal Products 1.3%
Unilever plc	16,978	857,110

Real Estate Management & Development 0.1%
Savills plc	7,584	77,579

Specialty Retail 0.1%
Kingfisher plc	23,926	43,097

Tobacco 1.0%
British American Tobacco plc	9,651	329,566
Imperial Brands plc	18,649	345,677

		675,243

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED KINGDOM (continued)
Trading Companies & Distributors 0.4%
Ashtead Group plc	12,369	$274,723

Wireless Telecommunication Services 1.5%
Vodafone Group plc	661,056	923,436
Vodafone Group plc, ADR (a)	6,837	94,145

		1,017,581

		9,369,427

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.0%†
Carnival plc	727	8,824

Oil, Gas & Consumable Fuels 0.1%
Ovintiv, Inc. (a)	12,764	34,463

		43,287

ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd.	7,458	38,103

Total Common Stocks (cost $80,104,332)		65,004,224

Repurchase Agreements 2.6%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $568,250, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $579,614.(c)	$568,249	568,249

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $200,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $204,000.(c)	200,000	200,000

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000.(c)	1,000,000	1,000,000

Total Repurchase Agreements (cost $1,768,249)		1,768,249

Total Investments
(cost $81,872,581) — 98.1%		66,772,473

Other assets in excess of liabilities — 1.9%		1,276,354

NET ASSETS — 100.0%		$68,048,827

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $7,444,121, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,768,249 and by $6,024,665 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 2/15/2050, a total value of $7,792,914.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $254,731 which represents 0.37% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $1,768,249.

ADR	American Depositary Receipt
CVA	Dutch Certification
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$79,920	$192,492	$–	$272,412
Air Freight & Logistics	–	68,654	–	68,654
Airlines	110,108	713,697	–	823,805
Auto Components	145,710	1,461,431	–	1,607,141
Automobiles	–	2,834,500	–	2,834,500
Banks	1,455,217	5,931,496	–	7,386,713
Beverages	–	468,397	–	468,397
Building Products	–	288,490	–	288,490
Capital Markets	22,016	2,319,223	–	2,341,239
Chemicals	270,255	2,217,165	–	2,487,420
Commercial Services & Supplies	–	104,828	–	104,828
Communications Equipment	–	5,630	–	5,630
Construction & Engineering	–	327,397	–	327,397
Construction Materials	98,825	724,932	–	823,757
Consumer Finance	–	34,159	–	34,159
Containers & Packaging	–	499,089	–	499,089
Distributors	–	255,849	–	255,849
Diversified Financial Services	–	1,591,237	–	1,591,237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$–	$642,191	$–	$642,191
Electric Utilities	–	114,088	–	114,088
Electrical Equipment	–	1,550,241	–	1,550,241
Electronic Equipment, Instruments & Components	–	1,214,385	–	1,214,385
Energy Equipment & Services	–	73,180	–	73,180
Entertainment	–	1,236,038	–	1,236,038
Equity Real Estate Investment Trusts (REITs)	–	282,272	–	282,272
Food & Staples Retailing	–	2,556,571	–	2,556,571
Food Products	–	1,361,293	–	1,361,293
Gas Utilities	13,662	–	–	13,662
Health Care Equipment & Supplies	–	1,746,579	–	1,746,579
Health Care Providers & Services	4,376	639,588	–	643,964
Hotels, Restaurants & Leisure	17,588	283,295	–	300,883
Household Durables	–	1,537,639	–	1,537,639
Independent Power and Renewable Electricity Producers	–	173,883	–	173,883
Industrial Conglomerates	–	2,384,573	–	2,384,573
Insurance	339,787	3,233,154	–	3,572,941
Interactive Media & Services	151,185	–	–	151,185
Internet & Direct Marketing Retail	–	458,241	–	458,241
IT Services	–	451,563	–	451,563
Leisure Products	–	427,842	–	427,842
Life Sciences Tools & Services	–	282,499	–	282,499
Machinery	–	892,927	–	892,927
Marine	–	396,951	–	396,951
Media	24,302	380,100	–	404,402
Metals & Mining	413,620	1,358,434	–	1,772,054
Multiline Retail	–	73,174	–	73,174
Multi-Utilities	–	1,114,384	–	1,114,384
Oil, Gas & Consumable Fuels	1,528,856	2,458,240	–	3,987,096
Paper & Forest Products	–	198,981	–	198,981
Personal Products	–	857,110	–	857,110
Pharmaceuticals	81,053	3,766,484	–	3,847,537
Professional Services	–	123,110	–	123,110
Real Estate Management & Development	–	1,518,502	–	1,518,502
Road & Rail	–	203,095	–	203,095
Semiconductors & Semiconductor Equipment	315,134	813,740	–	1,128,874
Software	–	741,262	–	741,262
Specialty Retail	–	102,345	–	102,345
Technology Hardware, Storage & Peripherals	–	511,819	–	511,819
Textiles, Apparel & Luxury Goods	–	383,612	–	383,612
Thrifts & Mortgage Finance	3,111	–	–	3,111
Tobacco	–	675,243	–	675,243
Trading Companies & Distributors	–	957,715	–	957,715
Transportation Infrastructure	–	56,585	–	56,585
Wireless Telecommunication Services	94,146	1,563,759	–	1,657,905
Total Common Stocks	$5,168,871	$59,835,353	$–	$65,004,224
Repurchase Agreements	–	1,768,249	–	1,768,249
Total	$5,168,871	$61,603,602	$–	$66,772,473

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31 2020, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadvisor recommendations

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 98.3%
	Shares	Value

CANADA 0.6%
Chemicals 0.2%
Nutrien Ltd. (a)	5,794	$198,074

Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd.	26,608	360,538

		558,612

IRELAND 0.3%
Construction Materials 0.3%
CRH plc	9,948	270,121

JAPAN 0.3%
Building Products 0.3%
Sanwa Holdings Corp.	38,700	301,988

LUXEMBOURG 0.2%
Energy Equipment & Services 0.2%
Tenaris SA, ADR	14,642	176,436

NETHERLANDS 0.1%
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV, NYRS REG	3,155	126,705

SOUTH KOREA 0.6%
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co. Ltd.	13,242	514,639

SPAIN 0.5%
Electric Utilities 0.5%
Iberdrola SA	44,179	436,224

SWITZERLAND 0.2%
Health Care Equipment & Supplies 0.2%
Alcon, Inc. *	2,867	145,701

UNITED KINGDOM 0.8%
Capital Markets 0.4%
London Stock Exchange Group plc	3,961	356,892

Chemicals 0.1%
Linde plc	449	77,677

Pharmaceuticals 0.3%
AstraZeneca plc, ADR (a)	6,780	302,795
		737,364

UNITED STATES 94.7%
Aerospace & Defense 1.7%
Huntington Ingalls Industries, Inc.	716	130,462
L3Harris Technologies, Inc.	3,261	587,372
Northrop Grumman Corp.	829	250,814
United Technologies Corp.	5,955	561,735

		1,530,383

Airlines 0.7%
Delta Air Lines, Inc. (a)	7,231	206,300
Southwest Airlines Co. (a)	12,151	432,698

		638,998

Auto Components 0.3%
Lear Corp.	3,562	289,413

Automobiles 0.8%
General Motors Co.	36,125	750,678

Banks 7.1%
Atlantic Union Bankshares Corp.	9,627	210,831
Bank of America Corp.	86,327	1,832,723
Bank OZK	14,466	241,582
Citigroup, Inc.	30,238	1,273,625
JPMorgan Chase & Co.	18,381	1,654,841
PNC Financial Services Group, Inc. (The)	4,204	402,407
US Bancorp (a)	4,887	168,357
Wells Fargo & Co.	7,224	207,329

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Banks (continued)
Zions Bancorp NA	11,000	$294,360

		6,286,055

Beverages 1.2%
Keurig Dr Pepper, Inc. (a)	21,450	520,592
PepsiCo, Inc.	4,473	537,207

		1,057,799

Biotechnology 1.8%
AbbVie, Inc.	3,688	280,989
Biogen, Inc. *	2,122	671,358
Gilead Sciences, Inc.	5,088	380,379
Regeneron Pharmaceuticals, Inc. *	565	275,884

		1,608,610

Building Products 0.8%
AO Smith Corp.	9,131	345,243
Johnson Controls International plc	3,467	93,470
Trane Technologies plc	3,405	281,219

		719,932

Capital Markets 5.0%
Charles Schwab Corp. (The)	25,332	851,662
Goldman Sachs Group, Inc. (The)	6,172	954,129
LPL Financial Holdings, Inc.	5,059	275,361
Morgan Stanley	30,589	1,040,026
Raymond James Financial, Inc. (a)	12,349	780,457
State Street Corp.	3,358	178,881
TD Ameritrade Holding Corp.	11,219	388,851

		4,469,367

Chemicals 2.2%
Celanese Corp.	5,469	401,370
CF Industries Holdings, Inc.	26,656	725,042
Corteva, Inc. (a)	6,297	147,980
DuPont de Nemours, Inc.	7,275	248,078
Eastman Chemical Co.	4,319	201,179
Mosaic Co. (The)	12,864	139,188
PPG Industries, Inc.	1,821	152,236

		2,015,073

Commercial Services & Supplies 0.2%
Herman Miller, Inc.	8,521	189,166

Communications Equipment 1.1%
Cisco Systems, Inc.	16,200	636,822
Lumentum Holdings, Inc. *(a)	5,249	386,851

		1,023,673

Construction & Engineering 0.3%
Quanta Services, Inc.	8,554	271,418

Construction Materials 1.0%
Martin Marietta Materials, Inc.	2,194	415,171
Vulcan Materials Co.	4,521	488,584

		903,755

Consumer Finance 1.1%
American Express Co. (a)	1,861	159,320
Capital One Financial Corp.	4,179	210,705
Discover Financial Services	4,107	146,497
SLM Corp.	50,107	360,269
Synchrony Financial	6,633	106,725

		983,516

Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B *(a)	9,176	1,677,648
Equitable Holdings, Inc.	14,975	216,389
Voya Financial, Inc.	21,293	863,431

		2,757,468

Diversified Telecommunication Services 1.5%
AT&T, Inc.	12,352	360,061

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	18,387	$987,933

		1,347,994

Electric Utilities 3.9%
American Electric Power Co., Inc.	2,896	231,622
Duke Energy Corp.	4,726	382,239
Exelon Corp.	34,127	1,256,214
FirstEnergy Corp.	2,043	81,863
NRG Energy, Inc.	5,423	147,831
PPL Corp.	34,223	844,624
Southern Co. (The)	4,047	219,105
Xcel Energy, Inc.	5,693	343,288

		3,506,786

Electrical Equipment 1.1%
Eaton Corp. plc	10,271	797,954
Regal Beloit Corp.	3,294	207,357

		1,005,311

Electronic Equipment, Instruments & Components 0.8%
Coherent, Inc. *	2,750	292,627
Corning, Inc.	12,640	259,626
Zebra Technologies Corp., Class A *	856	157,162

		709,415

Energy Equipment & Services 0.2%
Halliburton Co.	14,818	101,503
Schlumberger Ltd.	8,789	118,564

		220,067

Entertainment 0.9%
Activision Blizzard, Inc. *	1,429	84,997
Cinemark Holdings, Inc.	15,899	162,011
Electronic Arts, Inc. *	5,267	527,595
Walt Disney Co. (The)	763	73,706

		848,309

Equity Real Estate Investment Trusts (REITs) 5.3%
American Tower Corp.	502	109,311
Americold Realty Trust	20,866	710,278
AvalonBay Communities, Inc.	606	89,185
Brixmor Property Group, Inc.	8,081	76,770
Columbia Property Trust, Inc.	15,563	194,538
Digital Realty Trust, Inc.	3,505	486,880
EPR Properties	1,592	38,558
Equinix, Inc.	732	457,185
Host Hotels & Resorts, Inc.	44,760	494,150
Life Storage, Inc.	1,472	139,178
Medical Properties Trust, Inc.	22,352	386,466
Mid-America Apartment Communities, Inc.	839	86,442
Prologis, Inc.	3,950	317,462
Public Storage	489	97,120
Spirit Realty Capital, Inc.	6,435	168,275
STORE Capital Corp.	13,824	250,491
VICI Properties, Inc.	30,200	502,527
Weyerhaeuser Co.	7,809	132,363

		4,737,179

Food & Staples Retailing 1.0%
Sysco Corp.	7,600	346,788
US Foods Holding Corp. *(a)	5,574	98,716
Walmart, Inc.	4,258	483,794

		929,298

Food Products 1.6%
Archer-Daniels-Midland Co.	19,930	701,137
Conagra Brands, Inc.	4,136	121,350

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Food Products (continued)
Ingredion, Inc.	1,083	$81,767
JM Smucker Co. (The)	2,975	330,225
Mondelez International, Inc., Class A	3,835	192,057

		1,426,536

Health Care Equipment & Supplies 3.3%
Becton Dickinson and Co.	2,828	649,790
Boston Scientific Corp. *	3,969	129,508
Danaher Corp.	432	59,793
DENTSPLY SIRONA, Inc.	8,950	347,529
Medtronic plc	19,337	1,743,810

		2,930,430

Health Care Providers & Services 4.8%
Anthem, Inc.	2,526	573,503
Centene Corp. *	13,595	807,679
Cigna Corp.	1,841	326,188
CVS Health Corp.	23,143	1,373,075
HCA Healthcare, Inc.	3,659	328,761
Humana, Inc.	1,604	503,688
Laboratory Corp. of America Holdings *	939	118,680
McKesson Corp.	1,952	264,028

		4,295,602

Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	1,830	99,662
Las Vegas Sands Corp.	14,285	606,683
Norwegian Cruise Line Holdings Ltd. *	9,650	105,764
Royal Caribbean Cruises Ltd.	4,486	144,315

		956,424

Household Durables 0.4%
Lennar Corp., Class A	4,187	159,943
Toll Brothers, Inc. (a)	11,660	224,455

		384,398

Household Products 1.4%
Colgate-Palmolive Co.	5,711	378,982
Kimberly-Clark Corp.	2,710	346,528
Procter & Gamble Co. (The)	4,804	528,440
Reynolds Consumer Products, Inc.	1,537	44,834

		1,298,784

Independent Power and Renewable Electricity Producers 0.5%
AES Corp.	14,465	196,724
Vistra Energy Corp.	16,274	259,733

		456,457

Industrial Conglomerates 0.4%
Honeywell International, Inc.	2,876	384,780

Insurance 4.9%
Allstate Corp. (The)	1,192	109,342
American International Group, Inc.	9,765	236,801
Assurant, Inc.	4,183	435,408
Athene Holding Ltd., Class A *	16,020	397,616
Chubb Ltd.	7,157	799,366
CNO Financial Group, Inc. (a)	26,052	322,784
Hartford Financial Services Group, Inc. (The)	8,793	309,865
MetLife, Inc.	31,987	977,844
Prudential Financial, Inc.	2,071	107,982
Reinsurance Group of America, Inc.	1,587	133,530
Unum Group	20,325	305,078
Willis Towers Watson plc	1,552	263,607

		4,399,223

Interactive Media & Services 1.7%
Alphabet, Inc., Class A *	891	1,035,297

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Value

UNITED STATES (continued)
Interactive Media & Services (continued)
Facebook, Inc., Class A *	891	$148,619
Match Group, Inc. *(a)	5,050	333,502

		1,517,418

Internet & Direct Marketing Retail 0.7%
Expedia Group, Inc.	10,559	594,155

IT Services 1.8%
Amdocs Ltd.	6,166	338,945
Fidelity National Information Services, Inc.	370	45,007
Fiserv, Inc. *	3,575	339,589
FleetCor Technologies, Inc. *	1,355	252,762
Genpact Ltd.	13,213	385,819
International Business Machines Corp.	2,447	271,446

		1,633,568

Machinery 1.6%
AGCO Corp.	5,567	263,041
Ingersoll Rand, Inc. *(a)	10,012	248,298
Middleby Corp. (The) *	3,482	198,056
Pentair plc	6,728	200,225
Westinghouse Air Brake Technologies Corp.	11,304	544,061

		1,453,681

Media 2.6%
Charter Communications, Inc., Class A *(a)	1,184	516,591
Comcast Corp., Class A	48,606	1,671,074
Omnicom Group, Inc.	3,271	179,578

		2,367,243

Metals & Mining 1.1%
Freeport-McMoRan, Inc.	38,724	261,387
Newmont Corp.	4,124	186,735
Reliance Steel & Aluminum Co.	6,563	574,853

		1,022,975

Multiline Retail 1.4%
Dollar General Corp.	1,837	277,405
Dollar Tree, Inc. *	7,936	583,058
Target Corp.	4,611	428,685

		1,289,148

Multi-Utilities 0.2%
Sempra Energy	1,921	217,054

Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	2,009	145,572
Cimarex Energy Co.	5,438	91,522
Concho Resources, Inc.	9,930	425,501
ConocoPhillips	7,034	216,647
Diamondback Energy, Inc.	7,343	192,387
Equitrans Midstream Corp. (a)	24,837	124,930
Exxon Mobil Corp.	6,830	259,335
Hess Corp.	14,020	466,866
Marathon Petroleum Corp.	21,460	506,884
Phillips 66	6,135	329,143
Pioneer Natural Resources Co.	2,799	196,350
Valero Energy Corp. (a)	6,356	288,308

		3,243,445

Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	8,780	150,840

Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	10,698	596,307
Eli Lilly & Co.	6,669	925,124
Johnson & Johnson	7,956	1,043,269
Merck & Co., Inc.	7,519	578,512

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	8,551	$279,105

		3,422,317

Road & Rail 1.3%
CSX Corp.	2,006	114,944
Kansas City Southern	865	110,011
Uber Technologies, Inc. *	14,200	396,464
Union Pacific Corp.	3,890	548,645

		1,170,064

Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	15,429	706,957
Broadcom, Inc.	2,786	660,561
Intel Corp.	43,771	2,368,886
KLA Corp.	3,279	471,323
Microchip Technology, Inc. (a)	2,648	179,534
Micron Technology, Inc. *	13,228	556,370
QUALCOMM, Inc.	3,544	239,752

		5,183,383

Software 0.7%
Microsoft Corp.	2,460	387,967
Proofpoint, Inc. *	2,183	223,954

		611,921

Specialty Retail 0.4%
Home Depot, Inc. (The)	549	102,504
Lowe’s Cos., Inc.	2,778	239,047

		341,551

Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	850	216,147
Western Digital Corp.	12,214	508,346

		724,493

Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc. (a)	10,509	690,756
PVH Corp.	3,078	115,856
Steven Madden Ltd.	10,900	253,207
VF Corp.	6,600	356,928

		1,416,747

Tobacco 2.3%
Philip Morris International, Inc.	27,834	2,030,769

Wireless Telecommunication Services 1.5%
T-Mobile US, Inc. *	16,112	1,351,797

		85,074,866

Total Common Stocks (cost $98,082,124)		88,342,656

Exchange Traded Fund 0.3%
	Shares	Value

UNITED STATES 0.3%
iShares Russell 1000 Value ETF (a)	2,595	257,372

Total Exchange Traded Fund (cost $248,508)		257,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Repurchase Agreements 0.6%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $168,299, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $171,664.(b)	$168,298	$168,298

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $200,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $204,000.(b)	200,000	200,000

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $200,001, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $204,000.(b)	200,000	200,000

Total Repurchase Agreements (cost $568,298)		568,298

Total Investments
(cost $98,898,930) — 99.2%		89,168,326

Other assets in excess of liabilities — 0.8%		754,019

NET ASSETS — 100.0%		$89,922,345

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $5,177,913, which was collateralized by cash used to purchase repurchase agreements with a total value of $568,298 and by $4,885,175 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $5,453,473.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $568,298.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets
• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,530,383	$–	$–	$1,530,383
Airlines	638,998	–	–	638,998
Auto Components	289,412	–	–	289,412
Automobiles	750,678	–	–	750,678
Banks	6,286,055	–	–	6,286,055
Beverages	1,057,799	–	–	1,057,799
Biotechnology	1,608,610	–	–	1,608,610
Building Products	719,932	301,988	–	1,021,920
Capital Markets	4,469,367	356,892	–	4,826,259
Chemicals	2,290,824	–	–	2,290,824
Commercial Services & Supplies	189,166	–	–	189,166
Communications Equipment	1,023,673	–	–	1,023,673
Construction & Engineering	271,418	–	–	271,418
Construction Materials	903,755	270,121	–	1,173,876
Consumer Finance	983,516	–	–	983,516
Diversified Financial Services	2,757,468	–	–	2,757,468
Diversified Telecommunication Services	1,347,994	–	–	1,347,994
Electric Utilities	3,506,787	436,223	–	3,943,010
Electrical Equipment	1,005,311	–	–	1,005,311
Electronic Equipment, Instruments & Components	709,415	–	–	709,415
Energy Equipment & Services	396,503	–	–	396,503

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Entertainment	$848,309	$–	$–	$848,309
Equity Real Estate Investment Trusts (REITs)	4,737,179	–	–	4,737,179
Food & Staples Retailing	929,298	–	–	929,298
Food Products	1,426,536	–	–	1,426,536
Health Care Equipment & Supplies	3,202,836	–	–	3,202,836
Health Care Providers & Services	4,295,602	–	–	4,295,602
Hotels, Restaurants & Leisure	956,424	–	–	956,424
Household Durables	384,398	–	–	384,398
Household Products	1,298,784	–	–	1,298,784
Independent Power and Renewable Electricity Producers	456,457	–	–	456,457
Industrial Conglomerates	384,780	–	–	384,780
Insurance	4,399,223	–	–	4,399,223
Interactive Media & Services	1,517,418	–	–	1,517,418
Internet & Direct Marketing Retail	594,155	–	–	594,155
IT Services	1,633,568	–	–	1,633,568
Machinery	1,453,681	–	–	1,453,681
Media	2,367,243	–	–	2,367,243
Metals & Mining	1,022,975	–	–	1,022,975
Multiline Retail	1,289,148	–	–	1,289,148
Multi-Utilities	217,054	–	–	217,054
Oil, Gas & Consumable Fuels	3,603,984	–	–	3,603,984
Paper & Forest Products	150,840	–	–	150,840
Pharmaceuticals	3,725,112	–	–	3,725,112
Road & Rail	1,170,064	–	–	1,170,064
Semiconductors & Semiconductor Equipment	5,183,383	–	–	5,183,383
Software	611,921	–	–	611,921
Specialty Retail	341,551	–	–	341,551
Technology Hardware, Storage & Peripherals	724,493	514,639	–	1,239,132
Textiles, Apparel & Luxury Goods	1,416,747	–	–	1,416,747
Tobacco	2,030,769	–	–	2,030,769
Wireless Telecommunication Services	1,351,797	–	–	1,351,797
Total Common Stocks	86,462,793	1,879,863	–	88,342,656
Exchange Traded Fund	$257,372	$–	$–	$257,372
Repurchase Agreements	–	568,298	–	568,298
Total	$86,720,165	$2,448,161	$–	$89,168,326

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.3%
	Shares	Value

Aerospace & Defense 1.6%
BAE Systems plc	51,476	$332,157
General Dynamics Corp.	5,640	746,228
Textron, Inc.	26,655	710,889
TransDigm Group, Inc. (a)	6,415	2,054,019

		3,843,293

Airlines 0.9%
Alaska Air Group, Inc.	37,496	1,067,511
Delta Air Lines, Inc. (a)	16,300	465,039
Southwest Airlines Co. (a)	20,483	729,400

		2,261,950

Auto Components 0.9%
Aptiv plc	5,630	277,221
BorgWarner, Inc.	27,604	672,709
Dana, Inc.	141,923	1,108,419

		2,058,349

Automobiles 0.5%
Honda Motor Co. Ltd., ADR-JP	32,377	727,188
Thor Industries, Inc. (a)	11,040	465,667

		1,192,855

Banks 4.9%
CIT Group, Inc.	55,200	952,752
Comerica, Inc.	25,273	741,510
Commerce Bancshares, Inc. (a)	18,285	920,650
Fifth Third Bancorp	50,152	744,757
First Hawaiian, Inc.	29,884	493,983
M&T Bank Corp.	7,252	750,074
Pinnacle Financial Partners, Inc. (a)	44,452	1,668,728
PNC Financial Services Group, Inc. (The)	3,942	377,328
Prosperity Bancshares, Inc.	9,790	472,367
Signature Bank	27,964	2,248,026
Truist Financial Corp.	45,982	1,418,085
UMB Financial Corp.	9,066	420,481
Westamerica Bancorp	8,606	505,861

		11,714,602

Beverages 0.8%
Molson Coors Beverage Co., Class B	46,800	1,825,668

Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. *	18,200	1,634,178
United Therapeutics Corp. *	14,825	1,405,781

		3,039,959

Building Products 0.5%
Johnson Controls International plc	47,971	1,293,298

Capital Markets 2.3%
Ameriprise Financial, Inc.	9,376	960,853
BlackRock, Inc.	1,187	522,244
Franklin Resources, Inc. (a)	23,300	388,877
Northern Trust Corp.	31,309	2,362,577
State Street Corp.	13,436	715,736
T. Rowe Price Group, Inc.	6,271	612,363

		5,562,650

Chemicals 2.6%
Ashland Global Holdings, Inc.	51,401	2,573,648
Corteva, Inc.	56,700	1,332,450
Eastman Chemical Co.	20,254	943,431
Mosaic Co. (The)	135,200	1,462,864

		6,312,393

Commercial Services & Supplies 1.4%
Republic Services, Inc.	43,644	3,275,919

Communications Equipment 0.7%
Arista Networks, Inc. *	4,300	870,965

Common Stocks (continued)
	Shares	Value

Communications Equipment (continued)
F5 Networks, Inc. *	6,524	$695,654

		1,566,619

Consumer Finance 1.7%
Ally Financial, Inc.	226,019	3,261,454
SLM Corp.	99,925	718,461

		3,979,915

Containers & Packaging 2.4%
Graphic Packaging Holding Co.	34,280	418,216
Packaging Corp. of America	43,056	3,738,553
Sonoco Products Co.	20,669	958,008
Westrock Co.	18,408	520,210

		5,634,987

Distributors 1.0%
Genuine Parts Co. (a)	14,985	1,008,940
LKQ Corp. *	71,500	1,466,465

		2,475,405

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc. *(a)	84,767	2,270,908

Diversified Financial Services 0.4%
Jefferies Financial Group, Inc.	72,200	986,974

Diversified Telecommunication Services 0.7%
GCI Liberty, Inc., Class A *	29,100	1,657,827

Electric Utilities 6.6%
Edison International	27,463	1,504,698
Entergy Corp.	27,446	2,579,101
Evergy, Inc.	43,730	2,407,337
Eversource Energy	7,163	560,218
FirstEnergy Corp.	118,403	4,744,408
Pinnacle West Capital Corp.	16,610	1,258,872
PPL Corp.	62,200	1,535,096
Xcel Energy, Inc.	21,624	1,303,927

		15,893,657

Electrical Equipment 1.8%
Emerson Electric Co.	33,535	1,597,943
Hubbell, Inc.	11,592	1,330,066
nVent Electric plc	84,224	1,420,859

		4,348,868

Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd.	12,336	776,921

Energy Equipment & Services 0.8%
Baker Hughes Co.	168,279	1,766,929
Schlumberger Ltd.	5,993	80,846

		1,847,775

Equity Real Estate Investment Trusts (REITs) 6.6%
AvalonBay Communities, Inc.	15,808	2,326,463
Colony Capital, Inc.	199,600	349,300
Empire State Realty Trust, Inc., Class A	46,556	417,142
EPR Properties	52,324	1,267,287
Gaming and Leisure Properties, Inc.	43,900	1,216,469
JBG SMITH Properties	57,400	1,827,042
Lamar Advertising Co., Class A	44,205	2,266,833
MGM Growth Properties LLC, Class A	112,100	2,653,407
Piedmont Office Realty Trust, Inc., Class A	40,050	707,283
VEREIT, Inc.	124,600	609,294
Welltower, Inc.	22,822	1,044,791
Weyerhaeuser Co.	67,745	1,148,278

		15,833,589

Food & Staples Retailing 1.9%
Koninklijke Ahold Delhaize NV	48,552	1,136,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Food & Staples Retailing (continued)
Sysco Corp.	14,593	$665,879
US Foods Holding Corp. *	157,193	2,783,888

		4,586,044

Food Products 3.1%
Conagra Brands, Inc.	37,227	1,092,240
JM Smucker Co. (The)	8,507	944,277
Kellogg Co.	5,371	322,206
Kraft Heinz Co. (The)	46,300	1,145,462
Mondelez International, Inc., Class A	11,625	582,180
Orkla ASA	91,193	780,378
Post Holdings, Inc. *	30,012	2,490,096

		7,356,839

Gas Utilities 2.3%
Atmos Energy Corp.	6,609	655,811
Spire, Inc.	13,789	1,027,005
UGI Corp.	145,554	3,881,925

		5,564,741

Health Care Equipment & Supplies 4.0%
Envista Holdings Corp. *	34,441	514,549
Hologic, Inc. *	24,870	872,937
Siemens Healthineers AG Reg. S (b)	17,911	710,679
Zimmer Biomet Holdings, Inc.	74,292	7,509,435

		9,607,600

Health Care Providers & Services 5.9%
AmerisourceBergen Corp.	25,200	2,230,200
Cardinal Health, Inc.	24,406	1,170,024
Centene Corp. *	24,500	1,455,545
Henry Schein, Inc. *	14,503	732,691
Laboratory Corp. of America Holdings *	16,300	2,060,157
McKesson Corp.	9,214	1,246,286
Quest Diagnostics, Inc.	12,704	1,020,131
Universal Health Services, Inc., Class B	43,426	4,302,648

		14,217,682

Health Care Technology 0.3%
Cerner Corp.	12,367	778,997

Hotels, Restaurants & Leisure 1.8%
Aramark	45,700	912,629
Marriott Vacations Worldwide Corp.	19,323	1,073,972
Sodexo SA (a)	14,403	975,986
Wyndham Destinations, Inc.	61,218	1,328,431

		4,291,018

Household Durables 0.3%
NVR, Inc. *	155	398,212
PulteGroup, Inc.	10,025	223,758

		621,970

Household Products 0.2%
Kimberly-Clark Corp.	2,996	383,099

Insurance 8.9%
Aflac, Inc.	20,859	714,212
Alleghany Corp.	3,604	1,990,669
Allstate Corp. (The)	22,100	2,027,233
American Financial Group, Inc.	11,097	777,678
Arch Capital Group Ltd. *	71,100	2,023,506
Arthur J Gallagher & Co.	2,357	192,119
Assurant, Inc.	17,016	1,771,195
Axis Capital Holdings Ltd.	27,813	1,074,973
Brown & Brown, Inc.	5,355	193,958
Chubb Ltd.	13,339	1,489,833

Common Stocks (continued)
	Shares	Value

Insurance (continued)
Fidelity National Financial, Inc.	155,006	$3,856,549
Globe Life, Inc.	2,417	173,952
Loews Corp.	50,800	1,769,364
Markel Corp. *	1,900	1,762,991
ProAssurance Corp.	27,391	684,775
Reinsurance Group of America, Inc.	9,218	775,603

		21,278,610

Internet & Direct Marketing Retail 2.0%
eBay, Inc.	46,400	1,394,784
Expedia Group, Inc.	14,021	788,962
Qurate Retail, Inc., Series A *	416,011	2,539,747

		4,723,493

IT Services 0.7%
Alliance Data Systems Corp.	36,451	1,226,576
Conduent, Inc. *	184,405	451,792

		1,678,368

Machinery 2.6%
Cummins, Inc.	7,735	1,046,700
Dover Corp.	30,415	2,553,035
IMI plc	78,531	726,376
PACCAR, Inc.	14,248	870,980
Trinity Industries, Inc. (a)	60,564	973,264

		6,170,355

Media 4.8%
Altice USA, Inc., Class A *	98,735	2,200,803
Discovery, Inc., Class C *	50,100	878,754
DISH Network Corp., Class A *	67,500	1,349,325
Fox Corp., Class A	46,100	1,089,343
Fox Corp., Class B	28,670	655,970
Liberty Broadband Corp., Class C *	6,758	748,246
Liberty Media Corp-Liberty SiriusXM, Class C *	47,200	1,492,464
News Corp., Class A	146,000	1,310,350
ViacomCBS, Inc. (a)	122,513	1,716,407

		11,441,662

Mortgage Real Estate Investment Trusts (REITs) 0.8%
Annaly Capital Management, Inc.	362,200	1,836,354

Multiline Retail 1.0%
Dollar Tree, Inc. *	27,800	2,042,466
Target Corp.	3,046	283,187

		2,325,653

Multi-Utilities 1.7%
Ameren Corp.	7,499	546,152
CenterPoint Energy, Inc.	161,500	2,495,175
NorthWestern Corp.	14,114	844,441
WEC Energy Group, Inc.	2,877	253,550

		4,139,318

Oil, Gas & Consumable Fuels 3.0%
Antero Resources Corp. *(a)	225,500	160,759
ConocoPhillips	28,624	881,619
EQT Corp.	219,834	1,554,226
Equitrans Midstream Corp. (a)	106,999	538,205
HollyFrontier Corp.	29,400	720,594
Imperial Oil Ltd. (a)	21,116	238,723
Murphy Oil Corp. (a)	145,621	892,657
Noble Energy, Inc.	50,966	307,835
Williams Cos., Inc. (The)	129,500	1,832,425

		7,127,043

Paper & Forest Products 0.4%
Mondi plc	52,280	891,744

Road & Rail 0.9%
Heartland Express, Inc.	49,827	925,287

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Road & Rail (continued)
Norfolk Southern Corp.	8,150	$1,189,900

		2,115,187

Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	31,773	1,455,839
Marvell Technology Group Ltd.	80,779	1,828,029
Maxim Integrated Products, Inc.	19,709	958,054
Microchip Technology, Inc. (a)	6,081	412,292
Qorvo, Inc. *	8,500	685,355

		5,339,569

Software 0.9%
CDK Global, Inc.	36,100	1,185,885
SS&C Technologies Holdings, Inc.	23,000	1,007,860

		2,193,745

Specialty Retail 1.7%
Aaron’s, Inc. (a)	64,588	1,471,315
Advance Auto Parts, Inc.	11,014	1,027,826
Foot Locker, Inc. (a)	39,900	879,795
Ross Stores, Inc.	9,200	800,124

		4,179,060

Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Inc., Class C *	11,400	450,870
HP, Inc.	41,962	728,460
NCR Corp. *	56,200	994,740

		2,174,070

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	69,302	804,596

Trading Companies & Distributors 1.8%
AerCap Holdings NV *	83,585	1,904,902
HD Supply Holdings, Inc. *	57,800	1,643,254
MSC Industrial Direct Co., Inc., Class A	15,930	875,672

		4,423,828

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B	14,786	617,160

Total Common Stocks (cost $290,523,720)		230,522,186

Exchange Traded Fund 0.2%
	Shares	Value

Equity Fund 0.2%
iShares Russell Mid-Cap Value ETF	6,191	396,781

Total Exchange Traded Fund (cost $399,256)		396,781

Repurchase Agreements 0.5%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $189,027, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $192,807. (c)	$189,026	189,026

Repurchase Agreements (continued)
	Principal Amount	Value

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $1,020,000. (c)	$1,000,000	$1,000,000

Total Repurchase Agreements (cost $1,189,026)		1,189,026

Total Investments (cost $292,112,002) — 97.0%		232,107,993

Other assets in excess of liabilities — 3.0%		7,261,122

NET ASSETS — 100.0%		$239,369,115

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $9,973,635, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,189,026 and by $9,247,349 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $10,436,375.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $710,679 which represents 0.30% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $1,189,026.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Forward Foreign Currency Contracts outstanding as of March 31, 2020
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	223,519	USD	154,828	Morgan Stanley Co., Inc.	6/30/2020	4,137
EUR	54,183	USD	58,029	Credit Suisse International	6/30/2020	1,933
GBP	302,828	USD	356,670	JPMorgan Chase Bank	6/30/2020	20,037
JPY	6,195,916	USD	56,018	Bank of America NA	6/30/2020	1,823
NOK	733,283	USD	67,272	Goldman Sachs International	6/30/2020	3,283

Total unrealized appreciation						31,213

USD	859,130	CAD	1,245,432	Morgan Stanley Co., Inc.	6/30/2020	(26,615)
USD	2,399,508	EUR	2,207,797	Credit Suisse International	6/30/2020	(43,795)
USD	1,874,150	GBP	1,601,661	JPMorgan Chase Bank	6/30/2020	(118,260)
USD	519,669	JPY	56,170,997	Bank of America NA	6/30/2020	(4,713)
USD	696,751	NOK	7,870,777	Goldman Sachs International	6/30/2020	(60,549)

Total unrealized depreciation						(253,932)

Net unrealized depreciation						(222,719)

Currency:

CAD	Canadian dollar
EUR	Euro
GBP	British pound
JPY	Japanese yen
NOK	Norwegian krone
USD	United States dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,511,136	$332,157	$–	$3,843,293
Airlines	2,261,950	–	–	2,261,950
Auto Components	2,058,349	–	–	2,058,349
Automobiles	1,192,855	–	–	1,192,855
Banks	11,714,602	–	–	11,714,602
Beverages	1,825,668	–	–	1,825,668
Biotechnology	3,039,959	–	–	3,039,959
Building Products	1,293,298	–	–	1,293,298
Capital Markets	5,562,650	–	–	5,562,650
Chemicals	6,312,393	–	–	6,312,393
Commercial Services & Supplies	3,275,919	–	–	3,275,919
Communications Equipment	1,566,619	–	–	1,566,619
Consumer Finance	3,979,915	–	–	3,979,915
Containers & Packaging	5,634,987	–	–	5,634,987
Distributors	2,475,405	–	–	2,475,405
Diversified Consumer Services	2,270,908	–	–	2,270,908
Diversified Financial Services	986,974	–	–	986,974
Diversified Telecommunication Services	1,657,827	–	–	1,657,827
Electric Utilities	15,893,657	–	–	15,893,657
Electrical Equipment	4,348,868	–	–	4,348,868
Electronic Equipment, Instruments & Components	776,921	–	–	776,921
Energy Equipment & Services	1,847,775	–	–	1,847,775

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$15,833,589	$–	$–	$15,833,589
Food & Staples Retailing	3,449,767	1,136,277	–	4,586,044
Food Products	6,576,461	780,378	–	7,356,839
Gas Utilities	5,564,741	–	–	5,564,741
Health Care Equipment & Supplies	8,896,921	710,679	–	9,607,600
Health Care Providers & Services	14,217,682	–	–	14,217,682
Health Care Technology	778,997	–	–	778,997
Hotels, Restaurants & Leisure	3,315,032	975,986	–	4,291,018
Household Durables	621,970	–	–	621,970
Household Products	383,099	–	–	383,099
Insurance	21,278,610	–	–	21,278,610
Internet & Direct Marketing Retail	4,723,493	–	–	4,723,493
IT Services	1,678,368	–	–	1,678,368
Machinery	5,443,979	726,376	–	6,170,355
Media	11,441,662	–	–	11,441,662
Mortgage Real Estate Investment Trusts (REITs)	1,836,354	–	–	1,836,354
Multiline Retail	2,325,653	–	–	2,325,653
Multi-Utilities	4,139,318	–	–	4,139,318
Oil, Gas & Consumable Fuels	7,127,043	–	–	7,127,043
Paper & Forest Products	–	891,744	–	891,744
Road & Rail	2,115,187	–	–	2,115,187
Semiconductors & Semiconductor Equipment	5,339,569	–	–	5,339,569
Software	2,193,745	–	–	2,193,745
Specialty Retail	4,179,060	–	–	4,179,060
Technology Hardware, Storage & Peripherals	2,174,070	–	–	2,174,070
Thrifts & Mortgage Finance	804,596	–	–	804,596
Trading Companies & Distributors	4,423,828	–	–	4,423,828
Wireless Telecommunication Services	617,160	–	–	617,160
Total Common Stocks	$224,968,589	$5,553,597	$–	$230,522,186
Exchange Traded Fund	$396,781	$–	$–	$396,781
Forward Foreign Currency Contracts	–	31,213	–	31,213
Repurchase Agreements	–	1,189,026	–	1,189,026
Total Assets	$225,365,370	$6,773,836	$–	$232,139,206
Liabilities:
Forward Foreign Currency Contracts	$–	$(253,932)	$–	$(253,932)
Total Liabilities	$–	$(253,932)	$–	$(253,932)
Total	$225,365,370	$6,519,904	$–	$231,885,274

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Forward Foreign Currency Contracts

Currency risk	Unrealized appreciation on forward foreign currency contracts	$31,213

Total		$31,213

Liabilities:

Forward Foreign Currency Contracts

Currency risk	Unrealized depreciation on forward foreign currency contracts	$(253,932)

Total		$(253,932)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 98.0%
	Shares	Value

Aerospace & Defense 4.1%
Aerojet Rocketdyne Holdings, Inc. *	29,107	$1,217,546
Axon Enterprise, Inc. *	4,140	292,988
BWX Technologies, Inc.	5,634	274,432
Curtiss-Wright Corp.	3,001	277,322
Mercury Systems, Inc. *	22,176	1,582,036

		3,644,324

Auto Components 0.1%
Visteon Corp. *	2,315	111,074

Automobiles 0.2%
Thor Industries, Inc. (a)	4,589	193,564

Banks 1.7%
First Busey Corp.	8,964	153,374
First Hawaiian, Inc.	10,799	178,507
Pinnacle Financial Partners, Inc. (a)	10,313	387,150
Seacoast Banking Corp. of Florida *	9,394	172,004
Sterling Bancorp	17,477	182,635
Synovus Financial Corp.	4,185	73,489
Triumph Bancorp, Inc. *	7,898	205,348
Western Alliance Bancorp	3,888	119,012

		1,471,519

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A *(a)	572	210,244

Biotechnology 7.7%
ACADIA Pharmaceuticals, Inc. *(a)	4,613	194,899
Acceleron Pharma, Inc. *	3,371	302,952
Agios Pharmaceuticals, Inc. *	6,500	230,620
Akebia Therapeutics, Inc. *(a)	10,276	77,892
Allakos, Inc. *	3,379	150,332
Amicus Therapeutics, Inc. *	25,098	231,906
Apellis Pharmaceuticals, Inc. *	14,417	386,231
Arena Pharmaceuticals, Inc. *	5,249	220,458
Biohaven Pharmaceutical Holding Co. Ltd. *(a)	4,769	162,289
Blueprint Medicines Corp. *	3,002	175,557
CareDx, Inc. *(a)	15,213	332,100
Constellation Pharmaceuticals, Inc. *	4,538	142,629
Dicerna Pharmaceuticals, Inc. *	8,425	154,767
Epizyme, Inc. *(a)	11,985	185,887
Global Blood Therapeutics, Inc. *	10,862	554,940
Heron Therapeutics, Inc. *(a)	9,485	111,354
ImmunoGen, Inc. *	15,300	52,173
Iovance Biotherapeutics, Inc. *	10,268	307,373
Karyopharm Therapeutics, Inc. *	7,598	145,958
Kodiak Sciences, Inc. *	3,849	183,597
Madrigal Pharmaceuticals, Inc. *(a)	1,708	114,026
Mirati Therapeutics, Inc. *(a)	2,144	164,809
Momenta Pharmaceuticals, Inc. *	9,340	254,048
Principia Biopharma, Inc. *	3,749	222,616
PTC Therapeutics, Inc. *(a)	5,456	243,392
Radius Health, Inc. *	12,846	166,998
RAPT Therapeutics, Inc. *(a)	6,736	143,275
REGENXBIO, Inc. *	3,906	126,476
Rhythm Pharmaceuticals, Inc. *(a)	9,093	138,395
Turning Point Therapeutics, Inc. *(a)	3,917	174,933
Ultragenyx Pharmaceutical, Inc. *	5,768	256,272
Veracyte, Inc. *	14,487	352,179
Y-mAbs Therapeutics, Inc. *	7,377	192,540

		6,853,873

Common Stocks (continued)
	Shares	Value

Building Products 2.1%
Advanced Drainage Systems, Inc.	13,241	$389,815
American Woodmark Corp. *	3,035	138,305
Armstrong World Industries, Inc.	2,755	218,802
Patrick Industries, Inc.	7,505	211,341
Trex Co., Inc. *(a)	10,981	880,017

		1,838,280

Capital Markets 2.4%
Blucora, Inc. *	8,463	101,979
Cohen & Steers, Inc.	6,377	289,835
Hamilton Lane, Inc., Class A (a)	16,254	899,009
LPL Financial Holdings, Inc.	10,982	597,750
Stifel Financial Corp.	4,850	200,208

		2,088,781

Chemicals 0.4%
Ingevity Corp. *	4,773	168,010
PolyOne Corp.	9,850	186,854

		354,864

Commercial Services & Supplies 2.2%
Casella Waste Systems, Inc., Class A *	24,665	963,415
Clean Harbors, Inc. *	11,988	615,464
MSA Safety, Inc. (a)	3,486	352,783

		1,931,662

Communications Equipment 0.4%
Lumentum Holdings, Inc. *	5,350	394,295

Construction Materials 0.3%
Summit Materials, Inc., Class A *(a)	18,933	283,995

Consumer Finance 0.4%
OneMain Holdings, Inc.	7,003	133,897
SLM Corp.	35,839	257,683

		391,580

Containers & Packaging 0.7%
Graphic Packaging Holding Co.	48,287	589,101

Distributors 1.6%
Core-Mark Holding Co., Inc.	6,516	186,162
Pool Corp.	6,392	1,257,754

		1,443,916

Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc. *	7,481	763,062
Strategic Education, Inc.	6,729	940,445

		1,703,507

Diversified Telecommunication Services 0.1%
Bandwidth, Inc., Class A *	1,486	99,993

Electrical Equipment 1.5%
AZZ, Inc.	3,529	99,235
EnerSys	4,690	232,249
Generac Holdings, Inc. *	10,322	961,701

		1,293,185

Electronic Equipment, Instruments & Components 1.4%
CTS Corp.	10,485	260,972
Itron, Inc. *	5,914	330,178
Novanta, Inc. *	5,302	423,524
Rogers Corp. *	2,015	190,256

		1,204,930

Entertainment 1.5%
Roku, Inc. *	6,294	550,599
Zynga, Inc., Class A *	118,335	810,595

		1,361,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) 2.1%
Columbia Property Trust, Inc.	12,181	$152,263
CoreSite Realty Corp.	2,505	290,330
Corporate Office Properties Trust	9,283	205,433
Essential Properties Realty Trust, Inc.	9,772	127,622
First Industrial Realty Trust, Inc.	19,301	641,372
Independence Realty Trust, Inc.	18,342	163,977
PS Business Parks, Inc.	2,412	326,874

		1,907,871

Food & Staples Retailing 1.2%
Casey’s General Stores, Inc. (a)	2,974	394,026
Grocery Outlet Holding Corp. *	10,518	361,188
Performance Food Group Co. *	12,385	306,157

		1,061,371

Food Products 3.0%
Freshpet, Inc. *	23,481	1,499,731
Hostess Brands, Inc. *	27,307	291,093
Sanderson Farms, Inc. (a)	3,496	431,127
Simply Good Foods Co. (The) *(a)	24,213	466,342

		2,688,293

Health Care Equipment & Supplies 10.6%
AtriCure, Inc. *	8,401	282,190
Cardiovascular Systems, Inc. *	6,042	212,739
CryoPort, Inc. *(a)	16,021	273,478
Globus Medical, Inc., Class A *	9,080	386,172
Haemonetics Corp. *	10,281	1,024,604
ICU Medical, Inc. *	628	126,712
Insulet Corp. *	7,721	1,279,215
Integer Holdings Corp. *	5,596	351,765
Integra LifeSciences Holdings Corp. *	6,478	289,372
iRhythm Technologies, Inc. *(a)	8,952	728,245
Masimo Corp. *	7,929	1,404,384
Novocure Ltd. *	7,037	473,872
NuVasive, Inc. *	3,074	155,729
OraSure Technologies, Inc. *	14,988	161,271
Penumbra, Inc. *	2,899	467,696
Quidel Corp. *	7,015	686,137
Silk Road Medical, Inc. *(a)	6,123	192,752
Tandem Diabetes Care, Inc. *(a)	14,971	963,384

		9,459,717

Health Care Providers & Services 3.7%
1Life Healthcare, Inc. *	8,549	155,164
Addus HomeCare Corp. *	9,107	615,633
Amedisys, Inc. *	5,946	1,091,329
HealthEquity, Inc. *(a)	7,146	361,516
LHC Group, Inc. *	3,029	424,666
Providence Service Corp. (The) *(a)	3,785	207,721
R1 RCM, Inc. *	31,974	290,644
US Physical Therapy, Inc.	1,685	116,265

		3,262,938

Health Care Technology 3.8%
HMS Holdings Corp. *	14,429	364,621
Inspire Medical Systems, Inc. *(a)	9,383	565,607
Omnicell, Inc. *	12,093	793,059
Phreesia, Inc. *	9,504	199,869
Teladoc Health, Inc. *	9,159	1,419,737

		3,342,893

Hotels, Restaurants & Leisure 3.3%
Choice Hotels International, Inc.	5,608	343,490
Churchill Downs, Inc.	3,248	334,382
Dunkin’ Brands Group, Inc.	3,262	173,212

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	2,851	$158,458
Planet Fitness, Inc., Class A *(a)	10,577	515,100
Wingstop, Inc.	17,148	1,366,696

		2,891,338

Household Durables 1.1%
KB Home	9,291	168,167
TopBuild Corp. *	11,091	794,559

		962,726

Insurance 2.2%
eHealth, Inc. *(a)	6,624	932,792
James River Group Holdings Ltd.	9,257	335,473
Kemper Corp.	4,157	309,156
Kinsale Capital Group, Inc.	3,768	393,869

		1,971,290

Interactive Media & Services 0.1%
Cargurus, Inc. *	6,276	118,867

IT Services 3.9%
CACI International, Inc., Class A *	1,578	333,195
Euronet Worldwide, Inc. *	3,259	279,361
ExlService Holdings, Inc. *	3,901	202,969
KBR, Inc.	7,607	157,313
LiveRamp Holdings, Inc. *	6,106	201,010
ManTech International Corp., Class A	10,148	737,455
MongoDB, Inc. *(a)	6,885	940,078
Science Applications International Corp.	8,577	640,101

		3,491,482

Leisure Products 0.7%
American Outdoor Brands Corp. *	31,250	259,375
YETI Holdings, Inc. *	17,613	343,806

		603,181

Life Sciences Tools & Services 4.0%
10X Genomics, Inc., Class A *	2,323	144,769
Bio-Techne Corp.	2,518	477,463
Medpace Holdings, Inc. *	6,648	487,830
NanoString Technologies, Inc. *	8,344	200,673
NeoGenomics, Inc. *(a)	13,725	378,947
PRA Health Sciences, Inc. *	3,817	316,964
Repligen Corp. *	15,555	1,501,680
Syneos Health, Inc. *	556	21,918

		3,530,244

Machinery 3.9%
Altra Industrial Motion Corp.	9,347	163,479
Chart Industries, Inc. *	8,568	248,301
Federal Signal Corp.	15,171	413,865
ITT, Inc.	12,655	574,031
John Bean Technologies Corp. (a)	4,579	340,082
Kornit Digital Ltd. *(a)	14,636	364,290
RBC Bearings, Inc. *	3,842	433,339
Rexnord Corp.	11,625	263,539
SPX Corp. *	16,225	529,584
SPX FLOW, Inc. *	6,243	177,426

		3,507,936

Media 1.6%
Cable One, Inc.	777	1,277,396
Cardlytics, Inc. *	3,716	129,911

		1,407,307

Oil, Gas & Consumable Fuels 0.1%
Diamondback Energy, Inc.	3,918	102,652

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Value

Paper & Forest Products 0.4%
Boise Cascade Co.	8,449	$200,917
Louisiana-Pacific Corp.	9,096	156,270

		357,187

Personal Products 0.2%
BellRing Brands, Inc., Class A *	10,699	182,418

Pharmaceuticals 1.0%
Aerie Pharmaceuticals, Inc. *(a)	5,827	78,665
MyoKardia, Inc. *(a)	5,159	241,854
Reata Pharmaceuticals, Inc., Class A *	1,468	211,891
Revance Therapeutics, Inc. *	10,618	157,146
Theravance Biopharma, Inc. *	6,922	159,967

		849,523

Professional Services 1.2%
ASGN, Inc. *	8,417	297,289
Exponent, Inc.	6,576	472,880
Huron Consulting Group, Inc. *	3,586	162,661
Insperity, Inc.	3,977	148,342

		1,081,172

Road & Rail 0.4%
Marten Transport Ltd.	9,466	194,242
Saia, Inc. *	1,901	139,800

		334,042

Semiconductors & Semiconductor Equipment 5.1%
Cohu, Inc.	15,265	188,981
Entegris, Inc.	18,825	842,795
FormFactor, Inc. *	17,193	345,407
Lattice Semiconductor Corp. *	43,495	775,081
MKS Instruments, Inc.	8,327	678,234
Monolithic Power Systems, Inc.	7,592	1,271,356
Onto Innovation, Inc. *	7,126	211,429
Power Integrations, Inc.	2,367	209,077

		4,522,360

Software 10.1%
8x8, Inc. *(a)	10,511	145,682
Alteryx, Inc., Class A *(a)	7,589	722,245
Anaplan, Inc. *	10,952	331,408
Avalara, Inc. *	7,325	546,445
Blackbaud, Inc.	4,710	261,640
Coupa Software, Inc. *	8,073	1,128,040
Everbridge, Inc. *(a)	3,848	409,273
Five9, Inc. *	8,317	635,918
Globant SA *	4,040	355,035
HubSpot, Inc. *	5,502	732,811
Medallia, Inc. *	8,800	176,352
Paylocity Holding Corp. *	8,496	750,367
Pegasystems, Inc.	3,668	261,272
PROS Holdings, Inc. *	4,383	136,004
Q2 Holdings, Inc. *(a)	14,561	859,973
Rapid7, Inc. *(a)	10,702	463,718
SailPoint Technologies Holding, Inc. *	700	10,654
SVMK, Inc. *	19,305	260,811
Trade Desk, Inc. (The), Class A *(a)	4,284	826,812

		9,014,460

Specialty Retail 1.0%
American Eagle Outfitters, Inc.	2,193	17,434
Boot Barn Holdings, Inc. *(a)	26,147	338,081
Caleres, Inc.	19,860	103,272
Floor & Decor Holdings, Inc., Class A *(a)	6,965	223,507
Foot Locker, Inc. (a)	6,823	150,447

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
Urban Outfitters, Inc. *	2,041	$29,064

		861,805

Technology Hardware, Storage & Peripherals 0.2%
Pure Storage, Inc., Class A *	13,052	160,540

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	3,240	212,965
Oxford Industries, Inc.	4,859	176,187
PVH Corp.	3,486	131,213
Steven Madden Ltd.	13,728	318,901
Under Armour, Inc., Class C *	16,710	134,683
Wolverine World Wide, Inc.	14,268	216,874

		1,190,823

Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp.	32,915	209,010

Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	7,611	347,975
SiteOne Landscape Supply, Inc. *(a)	4,123	303,535

		651,510

Total Common Stocks (cost $82,733,478)		87,188,837

Exchange Traded Fund 1.1%
	Shares	Value

Equity Fund 1.1%

iShares Russell 2000 Growth ETF(a)	6,081	961,832

Total Exchange Traded Fund (cost $950,302)		961,832

Repurchase Agreements 2.0%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $322,180, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $328,623. (b)	$322,179	322,179
Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $1,020,000. (b)	1,000,000	1,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $500,002, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $510,000. (b)	$500,000	$500,000

Total Repurchase Agreements (cost $1,822,179)		1,822,179

Total Investments (cost $85,505,959) — 101.1%		89,972,848

Liabilities in excess of other assets — (1.1)%		(953,839)

NET ASSETS — 100.0%		$89,019,009

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $13,050,383, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,822,179 and by $11,948,730 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $13,770,909.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $1,822,179.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$87,188,837	$–	$–	$87,188,837
Exchange Traded Fund	961,832	–	–	961,832
Repurchase Agreements	–	1,822,179	–	1,822,179
Total	$88,150,669	$1,822,179	$–	$89,972,848

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 94.6%

	Shares	Value

Aerospace & Defense 0.5%
Triumph Group, Inc.	36,775	$248,599
Vectrus, Inc. *	8,105	335,628

		584,227

Air Freight & Logistics 0.3%
Echo Global Logistics, Inc. *	22,445	383,361

Auto Components 2.1%
Adient plc *	21,711	196,919
American Axle & Manufacturing Holdings, Inc. *	95,287	343,986
Cooper-Standard Holdings, Inc. *	27,187	279,210
Dorman Products, Inc. *	24,506	1,354,447
Garrett Motion, Inc. *	51,353	146,870
Modine Manufacturing Co. *	37,092	120,549
Visteon Corp. *(a)	3,153	151,281

		2,593,262

Banks 7.1%
1st Source Corp.	1,054	34,181
Amalgamated Bank, Class A	9,013	97,521
American National Bankshares, Inc.	1,100	26,290
Atlantic Capital Bancshares, Inc. *	9,972	118,368
BancFirst Corp.	11,916	397,637
Bancorp, Inc. (The) *	34,367	208,608
Bank of Commerce Holdings	3,056	24,051
Bank of Princeton (The)	211	4,906
Banner Corp.	16,980	561,019
Baycom Corp. *	3,312	39,910
Cadence Bancorp	29,890	195,779
Capital City Bank Group, Inc.	3,688	74,202
Capstar Financial Holdings, Inc.	2,159	21,352
Carter Bank & Trust	3,374	30,973
CBTX, Inc.	4,180	74,279
Central Pacific Financial Corp.	26,516	421,604
Central Valley Community Bancorp	4,004	52,212
Chemung Financial Corp.	843	27,802
CIT Group, Inc.	6,006	103,663
Coastal Financial Corp. *	1,000	10,510
Community Trust Bancorp, Inc.	6,849	217,730
Eagle Bancorp, Inc.	23,620	713,560
East West Bancorp, Inc.	10,327	265,817
Enterprise Financial Services Corp.	15,527	433,359
Equity Bancshares, Inc., Class A *	800	13,800
Evans Bancorp, Inc.	316	7,682
FB Financial Corp.	5,796	114,297
Financial Institutions, Inc.	6,112	110,872
First Bancorp/PR	79,383	422,318
First Business Financial Services, Inc.	3,794	58,807
First Commonwealth Financial Corp.	7,754	70,872
First Financial Corp.	3,161	106,589
First Internet Bancorp	300	4,926
First Midwest Bancorp, Inc.	15,833	209,550
Great Southern Bancorp, Inc.	3,899	157,520
Guaranty Bancshares, Inc.	1,265	29,272
Hancock Whitney Corp.	16,574	323,524
Heartland Financial USA, Inc.	3,358	101,412
Heritage Commerce Corp.	7,227	55,431
Heritage Financial Corp.	1,806	36,120
IBERIABANK Corp.	9,900	357,984
Independent Bank Corp./MI	9,722	125,122
Lakeland Bancorp, Inc.	14,935	161,447

Common Stocks (continued)
	Shares	Value

Banks (continued)
Live Oak Bancshares, Inc.	9,089	$113,340
Macatawa Bank Corp.	3,688	26,258
Mercantile Bank Corp.	527	11,157
Metropolitan Bank Holding Corp. *	2,845	76,616
MidWestOne Financial Group, Inc.	1,475	30,886
Nicolet Bankshares, Inc. *	3,688	201,291
Northrim Bancorp, Inc.	629	16,983
OFG Bancorp (a)	19,837	221,778
Old Second Bancorp, Inc.	2,002	13,834
Park National Corp.	2,360	183,230
Peapack Gladstone Financial Corp.	5,163	92,676
Peoples Bancorp, Inc.	2,424	53,692
People’s Utah Bancorp	2,688	52,066
Preferred Bank	200	6,764
QCR Holdings, Inc.	6,533	176,848
Republic First Bancorp, Inc. *	11,389	24,942
Shore Bancshares, Inc.	3,267	35,447
Sierra Bancorp	2,845	50,015
SmartFinancial, Inc.	3,843	58,452
South Plains Financial, Inc.	1,860	28,811
Southern First Bancshares, Inc. *	1,325	37,590
Spirit of Texas Bancshares, Inc. *	2,093	21,642
Texas Capital Bancshares, Inc. *	2,634	58,396
TriState Capital Holdings, Inc. *	1,054	10,192
UMB Financial Corp.	13,329	618,199

		8,843,983

Biotechnology 1.7%
Adamas Pharmaceuticals, Inc. *	5,268	15,225
Aduro Biotech, Inc. *(a)	12,034	32,973
AMAG Pharmaceuticals, Inc. *(a)	34,700	214,446
Applied Genetic Technologies Corp. *	5,901	19,355
Beyondspring, Inc. *(a)	1,387	17,767
Calithera Biosciences, Inc. *	4,797	21,299
Concert Pharmaceuticals, Inc. *	18,701	165,317
Cytokinetics, Inc. *(a)	13,425	158,281
Emergent BioSolutions, Inc. *	19,036	1,101,423
Exicure, Inc. *	3,208	4,748
Harpoon Therapeutics, Inc. *	1,300	15,054
ImmunoGen, Inc. *(a)	8,852	30,185
Jounce Therapeutics, Inc. *	3,899	18,520
Minerva Neurosciences, Inc. *	3,916	23,574
Protagonist Therapeutics, Inc. *	1,868	13,188
Spero Therapeutics, Inc. *	2,957	23,893
Sutro Biopharma, Inc. *	2,686	27,397
United Therapeutics Corp. *	2,192	207,856
UNITY Biotechnology, Inc. *(a)	10,222	59,288

		2,169,789

Building Products 1.3%
American Woodmark Corp. *	20,007	911,719
Apogee Enterprises, Inc. (a)	4,426	92,149
Armstrong Flooring, Inc. *	1,783	2,550
Builders FirstSource, Inc. *	19,309	236,149
Insteel Industries, Inc.	1,753	23,227
Quanex Building Products Corp.	20,857	210,239
Resideo Technologies, Inc. *	32,517	157,382

		1,633,415

Capital Markets 4.9%
Cowen, Inc., Class A	4,291	41,451
Donnelley Financial Solutions, Inc. *(a)	28,348	149,394

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Capital Markets (continued)
Focus Financial Partners, Inc., Class A *	133,897	$3,080,970
Virtus Investment Partners, Inc.	28,020	2,132,602
Waddell & Reed Financial, Inc., Class A (a)	62,904	715,848

		6,120,265

Chemicals 2.2%
AdvanSix, Inc. *	20,022	191,010
Ashland Global Holdings, Inc.	6,006	300,720
Chase Corp.	9,429	775,912
Element Solutions, Inc. *(a)	12,617	105,478
Huntsman Corp.	8,000	115,440
Kraton Corp. *	17,479	141,580
Rayonier Advanced Materials, Inc.	23,683	25,104
Stepan Co.	7,271	643,193
Trinseo SA	21,753	393,947
Valvoline, Inc.	5,457	71,432

		2,763,816

Commercial Services & Supplies 10.3%
BrightView Holdings, Inc. *	92,949	1,028,016
Healthcare Services Group, Inc.	150,024	3,587,074
KAR Auction Services, Inc. (a)	151,252	1,815,024
Pitney Bowes, Inc. (a)	196,271	400,393
SP Plus Corp. *	88,873	1,844,115
UniFirst Corp.	22,159	3,348,003
US Ecology, Inc.	30,784	935,833

		12,958,458

Communications Equipment 1.2%
ADTRAN, Inc.	24,333	186,877
DASAN Zhone Solutions, Inc. *	6,282	26,321
Harmonic, Inc. *	14,360	82,714
Infinera Corp. *(a)	79,463	421,154
NETGEAR, Inc. *	4,123	94,169
NetScout Systems, Inc. *	21,767	515,225
Ribbon Communications, Inc. *	43,420	131,563

		1,458,023

Construction & Engineering 1.8%
AECOM *	8,114	242,203
EMCOR Group, Inc.	28,985	1,777,360
Orion Group Holdings, Inc. *	4,326	11,248
Sterling Construction Co., Inc. *	19,497	185,221

		2,216,032

Consumer Finance 0.8%
Elevate Credit, Inc. *	6,849	7,123
Green Dot Corp., Class A *	26,863	682,051
LendingClub Corp. *	40,515	318,043

		1,007,217

Containers & Packaging 0.1%
O-I Glass, Inc. (a)	9,307	66,173

Diversified Consumer Services 0.6%
American Public Education, Inc. *(a)	17,598	421,120
Houghton Mifflin Harcourt Co. *	92,433	173,774
K12, Inc. *	3,985	75,157
Universal Technical Institute, Inc. *	11,030	65,629

		735,680

Diversified Financial Services 0.2%
Marlin Business Services Corp.	1,475	16,476
Voya Financial, Inc.	6,274	254,411

		270,887

Diversified Telecommunication Services 0.2%
ATN International, Inc.	3,387	198,851

Common Stocks (continued)
	Shares	Value

Diversified Telecommunication Services (continued)
ORBCOMM, Inc. *	44,891	$109,534

		308,385

Electric Utilities 1.9%
ALLETE, Inc.	7,852	476,459
Genie Energy Ltd., Class B	4,113	29,531
NRG Energy, Inc.	3,222	87,832
PNM Resources, Inc.	17,042	647,596
Portland General Electric Co.	23,433	1,123,378

		2,364,796

Electrical Equipment 2.5%
EnerSys	58,405	2,892,216
LSI Industries, Inc.	4,013	15,169
Powell Industries, Inc.	7,596	194,989

		3,102,374

Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc. *	1,686	87,453
Bel Fuse, Inc., Class B	6,112	59,531
Benchmark Electronics, Inc.	25,300	505,747
ePlus, Inc. *	50,263	3,147,469
FLIR Systems, Inc.	24,076	767,783
ScanSource, Inc. *	1,159	24,791

		4,592,774

Energy Equipment & Services 0.8%
Dril-Quip, Inc. *	19,257	587,339
Matrix Service Co. *	19,389	183,614
SEACOR Holdings, Inc. *	10,222	275,585

		1,046,538

Entertainment 0.1%
Madison Square Garden Co. (The), Class A *	885	187,098

Equity Real Estate Investment Trusts (REITs) 3.7%
Armada Hoffler Properties, Inc.	10,988	117,572
Camden Property Trust	3,330	263,869
CorePoint Lodging, Inc.	42,068	164,907
Equity Commonwealth	7,798	247,275
Franklin Street Properties Corp.	21,183	121,379
Gaming and Leisure Properties, Inc.	21,378	592,384
Getty Realty Corp.	5,480	130,095
Investors Real Estate Trust	8,903	489,665
National Health Investors, Inc.	3,097	153,363
New Senior Investment Group, Inc.	24,761	63,388
Physicians Realty Trust	13,049	181,903
Piedmont Office Realty Trust, Inc., Class A	36,346	641,870
Retail Value, Inc.	9,966	122,083
SITE Centers Corp.	23,815	124,076
Spirit Realty Capital, Inc.	13,132	343,402
Sunstone Hotel Investors, Inc.	96,611	841,482

		4,598,713

Food & Staples Retailing 0.0%†
SpartanNash Co.	4,020	57,566

Food Products 0.1%
Farmer Brothers Co. *	10,241	71,277
Post Holdings, Inc. *	875	72,599

		143,876

Gas Utilities 0.7%
Southwest Gas Holdings, Inc.	13,108	911,793

Health Care Equipment & Supplies 2.6%
LivaNova plc *	14,088	637,482
Natus Medical, Inc. *	90,475	2,092,687
Orthofix Medical, Inc. *	4,765	133,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
Varex Imaging Corp. *	14,800	$336,108

		3,199,744

Health Care Providers & Services 2.9%
Addus HomeCare Corp. *	30,918	2,090,057
Cross Country Healthcare, Inc. *	24,553	165,487
Magellan Health, Inc. *	13,383	643,856
Molina Healthcare, Inc. *(a)	1,380	192,800
Owens & Minor, Inc. (a)	57,855	529,373

		3,621,573

Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc. *(a)	132,381	931,962
Computer Programs & Systems, Inc.	11,968	266,288

		1,198,250

Hotels, Restaurants & Leisure 0.2%
Fiesta Restaurant Group, Inc. *	13,524	54,502
Wingstop, Inc.	2,719	216,704

		271,206

Household Durables 0.4%
Bassett Furniture Industries, Inc.	1,424	7,761
GoPro, Inc., Class A *	115,204	301,834
Hooker Furniture Corp.	12,067	188,366

		497,961

Household Products 0.3%
Central Garden & Pet Co., Class A *	15,992	408,915

Insurance 4.6%
American Equity Investment Life Holding Co.	5,558	104,490
Brighthouse Financial, Inc. *	10,592	256,009
Donegal Group, Inc., Class A	2,318	35,234
Employers Holdings, Inc.	11,966	484,743
Enstar Group Ltd. *	17,877	2,843,337
FedNat Holding Co.	5,058	58,066
Hallmark Financial Services, Inc. *	10,932	44,165
HCI Group, Inc. (a)	7,444	299,621
Heritage Insurance Holdings, Inc.	29,295	313,749
James River Group Holdings Ltd.	10,026	363,342
National General Holdings Corp.	23,183	383,679
Protective Insurance Corp., Class B	2,108	28,985
Reinsurance Group of America, Inc.	3,663	308,205
Stewart Information Services Corp.	7,587	202,345
United Insurance Holdings Corp.	7,135	65,927

		5,791,897

Interactive Media & Services 0.1%
TrueCar, Inc. *	74,080	179,274

Internet & Direct Marketing Retail 0.3%
Quotient Technology, Inc. *	49,151	319,482

IT Services 2.5%
Cass Information Systems, Inc.	33,461	1,176,489
Unisys Corp. *	9,408	116,189
Verra Mobility Corp. *	257,573	1,839,071

		3,131,749

Leisure Products 0.8%
Nautilus, Inc. *	36,566	95,437
Vista Outdoor, Inc. *	99,082	871,922

		967,359

Machinery 3.8%
AGCO Corp.	12,268	579,663
Astec Industries, Inc. (a)	8,012	280,179

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Briggs & Stratton Corp. (a)	81,980	$148,384
Commercial Vehicle Group, Inc. *	36,039	54,419
Crane Co.	43,290	2,129,002
Hyster-Yale Materials Handling, Inc.	7,317	293,338
Lydall, Inc. *	4,352	28,114
Manitowoc Co., Inc. (The) *	50,254	427,159
Park-Ohio Holdings Corp.	3,006	56,934
REV Group, Inc.	27,292	113,808
Terex Corp.	38,887	558,417
Wabash National Corp.	12,540	90,539

		4,759,956

Media 1.7%
comScore, Inc. *(a)	73,749	207,972
Emerald Holding, Inc.	41,517	107,529
Hemisphere Media Group, Inc. *	145,318	1,241,016
Liberty Latin America Ltd., Class C *	13,047	133,862
Scholastic Corp.	14,753	376,054
Tribune Publishing Co.	6,323	51,280

		2,117,713

Metals & Mining 0.3%
Olympic Steel, Inc.	6,868	71,084
Ryerson Holding Corp. *	8,637	45,949
Schnitzer Steel Industries, Inc., Class A	17,387	226,726
TimkenSteel Corp. *(a)	23,871	77,103

		420,862

Multi-Utilities 0.5%
Avista Corp.	14,150	601,234

Oil, Gas & Consumable Fuels 2.3%
Arch Coal, Inc., Class A (a)	18,618	538,060
Berry Corp.	21,315	51,369
Delek US Holdings, Inc. (a)	29,184	459,940
Dorian LPG Ltd. *	52,146	454,192
Green Plains, Inc. (a)	54,448	264,073
Infinity Bio-energy Ltd. Reg. S *^¥	155,500	0
International Seaways, Inc.	3,763	89,898
Par Pacific Holdings, Inc. *	37,477	266,087
REX American Resources Corp. *	608	28,278
World Fuel Services Corp.	29,103	732,813

		2,884,710

Paper & Forest Products 1.6%
Boise Cascade Co.	24,658	586,367
Louisiana-Pacific Corp.	35,695	613,240
Neenah, Inc.	14,305	616,975
PH Glatfelter Co.	9,479	115,834
Verso Corp., Class A *(a)	4,426	49,925

		1,982,341

Pharmaceuticals 0.2%
Endo International plc *(a)	51,845	191,827
Lannett Co., Inc. *(a)	9,271	64,433
Osmotica Pharmaceuticals plc *	1,054	3,352
Strongbridge Biopharma plc *	17,188	32,485

		292,097

Professional Services 1.0%
Heidrick & Struggles International, Inc.	7,566	170,235
Kelly Services, Inc., Class A	31,395	398,402
ManpowerGroup, Inc.	4,215	223,353
TrueBlue, Inc. *	32,309	412,263

		1,204,253

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Value

Real Estate Management & Development 2.9%
Altisource Portfolio Solutions SA *(a)	5,895	$45,215
Consolidated-Tomoka Land Co.	3,477	157,612
Forestar Group, Inc. *	3,583	37,084
Jones Lang LaSalle, Inc.	33,364	3,369,097

		3,609,008

Road & Rail 1.3%
ArcBest Corp.	23,334	408,812
Landstar System, Inc.	12,823	1,229,213
US Xpress Enterprises, Inc., Class A *(a)	6,066	20,260

		1,658,285

Semiconductors & Semiconductor Equipment 4.7%
Alpha & Omega Semiconductor Ltd. *	11,940	76,536
Ambarella, Inc. *	9,316	452,385
Cabot Microelectronics Corp.	23,981	2,737,191
Cirrus Logic, Inc. *	17,572	1,153,250
NeoPhotonics Corp. *	13,277	96,258
SMART Global Holdings, Inc. *(a)	4,919	119,532
Synaptics, Inc. *	15,831	916,140
Veeco Instruments, Inc. *	34,662	331,715

		5,883,007

Software 2.9%
American Software, Inc., Class A	2,118	30,097
Avaya Holdings Corp. *(a)	55,682	450,467
Manhattan Associates, Inc. *	37,155	1,851,062
QAD, Inc., Class A	316	12,618
Rosetta Stone, Inc. *	26,976	378,203
Synchronoss Technologies, Inc. *(a)	36,776	112,167
Telenav, Inc. *	24,869	107,434
TiVo Corp. (a)	103,044	729,552

		3,671,600

Specialty Retail 2.2%
America’s Car-Mart, Inc. *(a)	44,744	2,521,324
Office Depot, Inc.	107,284	175,946

		2,697,270

Technology Hardware, Storage & Peripherals 0.4%
Diebold Nixdorf, Inc. *(a)	12,434	43,768
Super Micro Computer, Inc. *	21,501	457,541

		501,309

Textiles, Apparel & Luxury Goods 0.1%
Fossil Group, Inc. *(a)	32,297	106,257
Unifi, Inc. *	4,565	52,726

		158,983

Thrifts & Mortgage Finance 1.7%
Bridgewater Bancshares, Inc. *	5,662	55,205
First Defiance Financial Corp.	8,013	118,112
Flagstar Bancorp, Inc.	9,461	187,612
Home Bancorp, Inc.	843	20,586
HomeStreet, Inc.	15,009	333,650
Merchants Bancorp	5,690	86,374
Meridian Bancorp, Inc.	15,297	171,632
Northwest Bancshares, Inc.	12,375	143,179
OP Bancorp	2,951	22,014
PCSB Financial Corp.	5,598	78,316
Riverview Bancorp, Inc.	3,688	18,477
Southern Missouri Bancorp, Inc.	700	16,989
Territorial Bancorp, Inc.	386	9,476
TrustCo Bank Corp.	38,831	210,076

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	24,026	$623,715

		2,095,413

Trading Companies & Distributors 2.5%
Beacon Roofing Supply, Inc. *(a)	109,695	1,814,356
BMC Stock Holdings, Inc. *	33,136	587,501
CAI International, Inc. *	3,036	42,929
Foundation Building Materials, Inc. *	15,490	159,392
Herc Holdings, Inc. *(a)	8,154	166,831
MRC Global, Inc. *(a)	25,297	107,765
Systemax, Inc.	2,104	37,304
WESCO International, Inc. *	9,992	228,317

		3,144,395

Total Common Stocks (cost $174,934,100)		118,388,347

Exchange Traded Fund 0.7%
	Shares	Value

Equity Fund 0.7%

iShares Russell 2000 Value ETF(a)	10,606	870,010

Total Exchange Traded Fund (cost $1,274,496)		870,010

Repurchase Agreements 2.1%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $670,588, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $683,999. (b)	$670,587	670,587
Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $1,020,000. (b)	1,000,000	1,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000. (b)	$1,000,000	$1,000,000

Total Repurchase Agreements (cost $2,670,587)		2,670,587

Total Investments (cost $178,879,183) — 97.4%		121,928,944

Other assets in excess of liabilities — 2.6%		3,297,726

NET ASSETS — 100.0%		$125,226,670

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $9,589,023, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,670,587 and by $7,222,287 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $9,892,874.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $2,670,587.

ETF	Exchange Traded Fund
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$584,227	$–	$–	$584,227
Air Freight & Logistics	383,361	–	–	383,361
Auto Components	2,593,262	–	–	2,593,262
Banks	8,843,983	–	–	8,843,983
Biotechnology	2,169,789	–	–	2,169,789
Building Products	1,633,415	–	–	1,633,415
Capital Markets	6,120,265	–	–	6,120,265
Chemicals	2,763,816	–	–	2,763,816
Commercial Services & Supplies	12,958,458	–	–	12,958,458
Communications Equipment	1,458,023	–	–	1,458,023
Construction & Engineering	2,216,032	–	–	2,216,032
Consumer Finance	1,007,217	–	–	1,007,217
Containers & Packaging	66,173	–	–	66,173
Diversified Consumer Services	735,680	–	–	735,680
Diversified Financial Services	270,887	–	–	270,887
Diversified Telecommunication Services	308,385	–	–	308,385
Electric Utilities	2,364,796	–	–	2,364,796
Electrical Equipment	3,102,374	–	–	3,102,374
Electronic Equipment, Instruments & Components	4,592,774	–	–	4,592,774
Energy Equipment & Services	1,046,538	–	–	1,046,538
Entertainment	187,098	–	–	187,098
Equity Real Estate Investment Trusts (REITs)	4,598,713	–	–	4,598,713

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total

Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$57,566	$–	$–	$57,566
Food Products	143,876	–	–	143,876
Gas Utilities	911,793	–	–	911,793
Health Care Equipment & Supplies	3,199,744	–	–	3,199,744
Health Care Providers & Services	3,621,573	–	–	3,621,573
Health Care Technology	1,198,250	–	–	1,198,250
Hotels, Restaurants & Leisure	271,206	–	–	271,206
Household Durables	497,961	–	–	497,961
Household Products	408,915	–	–	408,915
Insurance	5,791,897	–	–	5,791,897
Interactive Media & Services	179,274	–	–	179,274
Internet & Direct Marketing Retail	319,482	–	–	319,482
IT Services	3,131,749	–	–	3,131,749
Leisure Products	967,359	–	–	967,359
Machinery	4,759,956	–	–	4,759,956
Media	2,117,713	–	–	2,117,713
Metals & Mining	420,862	–	–	420,862
Multi-Utilities	601,234	–	–	601,234
Oil, Gas & Consumable Fuels	2,884,710	–	–	2,884,710
Paper & Forest Products	1,982,341	–	–	1,982,341
Pharmaceuticals	292,097	–	–	292,097
Professional Services	1,204,253	–	–	1,204,253
Real Estate Management & Development	3,609,008	–	–	3,609,008
Road & Rail	1,658,285	–	–	1,658,285
Semiconductors & Semiconductor Equipment	5,883,007	–	–	5,883,007
Software	3,671,600	–	–	3,671,600
Specialty Retail	2,697,270	–	–	2,697,270
Technology Hardware, Storage & Peripherals	501,309	–	–	501,309
Textiles, Apparel & Luxury Goods	158,983	–	–	158,983
Thrifts & Mortgage Finance	2,095,413	–	–	2,095,413
Trading Companies & Distributors	3,144,395	–	–	3,144,395
Total Common Stocks	$118,388,347	$–	$–	$118,388,347
Exchange Traded Fund	$870,010	$–	$–	$870,010
Repurchase Agreements	–	2,670,587	–	2,670,587
Total	$119,258,357	$2,670,587	$–	$121,928,944

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2020, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 96.7%
	Shares	Value

ARGENTINA 0.3%
Software 0.3%
Globant SA *	6,829	$600,133

AUSTRALIA 0.0%†
Consumer Finance 0.0%†
Aet and D Holdings No. 1 Ltd. *^¥	106,305	0

BERMUDA 0.1%
Insurance 0.1%
Third Point Reinsurance Ltd. *	42,675	316,222

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd. Reg. S *^¥	94,500	0

		316,222

CHILE 0.0%†
Media 0.0%†
Liberty Latin America Ltd., Class C *	8,877	91,078

IRELAND 0.2%
Biotechnology 0.2%
Prothena Corp. plc *	48,378	517,645

ISRAEL 0.3%
Machinery 0.3%
Kornit Digital Ltd. *(a)	25,760	641,166

PUERTO RICO 0.6%
Banks 0.6%
First Bancorp/PR	149,333	794,452
OFG Bancorp (a)	37,813	422,749

		1,217,201

Health Care Providers & Services 0.0%†
Triple-S Management Corp., Class B *(a)	1,431	20,177

		1,237,378

SWITZERLAND 0.1%
Auto Components 0.1%
Garrett Motion, Inc. *	102,213	292,329

UNITED STATES 95.1%
Aerospace & Defense 2.1%
Aerojet Rocketdyne Holdings, Inc. *	31,818	1,330,947
Mercury Systems, Inc. *	30,047	2,143,553
Triumph Group, Inc.	71,795	485,334
Vectrus, Inc. *	12,950	536,260

		4,496,094

Air Freight & Logistics 0.3%
Echo Global Logistics, Inc. *	41,788	713,739

Auto Components 0.9%
Adient plc *	43,561	395,098
American Axle & Manufacturing Holdings, Inc. *	103,320	372,985
Cooper-Standard Holdings, Inc. *	55,387	568,825
Modine Manufacturing Co. *	79,060	256,945
Visteon Corp. *	5,387	258,468

		1,852,321

Banks 8.7%
1st Source Corp.	1,000	32,430
Amalgamated Bank, Class A	15,386	166,477
American National Bankshares, Inc.	1,427	34,105
Atlantic Capital Bancshares, Inc. *	15,842	188,045
BancFirst Corp.	22,760	759,501
Bancorp, Inc. (The) *	81,720	496,040
Bank of Commerce Holdings	6,315	49,699
Bank of Marin Bancorp	6,190	185,700
BankFinancial Corp.	7,590	66,868
Banner Corp.	32,805	1,083,877
Baycom Corp. *	4,000	48,200
Cadence Bancorp	25,617	167,791

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Banks (continued)
Cambridge Bancorp	670	$34,840
Capital City Bank Group, Inc.	7,587	152,650
Capstar Financial Holdings, Inc.	3,614	35,742
Carter Bank & Trust	6,153	56,485
CBTX, Inc.	8,127	144,417
Central Pacific Financial Corp.	64,239	1,021,400
Central Valley Community Bancorp	4,876	63,583
Chemung Financial Corp.	1,395	46,007
CIT Group, Inc.	13,300	229,558
Coastal Financial Corp. *	1,785	18,760
Community Trust Bancorp, Inc.	12,640	401,826
Eagle Bancorp, Inc.	45,634	1,378,602
Enterprise Financial Services Corp.	29,719	829,457
Equity Bancshares, Inc., Class A *	1,889	32,585
FB Financial Corp.	11,462	226,031
Financial Institutions, Inc.	11,604	210,497
First Bancorp/NC	22,396	516,900
First Business Financial Services, Inc.	7,503	116,297
First Financial Corp.	6,227	209,974
First Internet Bancorp	1,000	16,420
First Midwest Bancorp, Inc.	30,461	403,151
Great Southern Bancorp, Inc.	8,010	323,604
Guaranty Bancshares, Inc.	2,005	46,396
Hancock Whitney Corp.	31,553	615,915
Heartland Financial USA, Inc.	6,600	199,320
Heritage Commerce Corp.	6,734	51,650
Heritage Financial Corp. (a)	3,232	64,640
HomeTrust Bancshares, Inc.	12,387	197,201
IBERIABANK Corp.	25,258	913,329
Independent Bank Corp./MI	19,300	248,391
Lakeland Bancorp, Inc.	28,580	308,950
Live Oak Bancshares, Inc. (a)	18,705	233,251
Macatawa Bank Corp.	4,700	33,464
Mercantile Bank Corp.	700	14,819
Metropolitan Bank Holding Corp. *	4,824	129,910
MidWestOne Financial Group, Inc.	3,101	64,935
Nicolet Bankshares, Inc. *	7,668	418,519
Northrim Bancorp, Inc.	1,327	35,829
Old Second Bancorp, Inc.	2,700	18,657
Park National Corp.	4,556	353,728
Peapack Gladstone Financial Corp.	10,049	180,380
Peoples Bancorp, Inc.	3,900	86,385
People’s Utah Bancorp	5,186	100,453
Pinnacle Financial Partners, Inc.	17,894	671,741
QCR Holdings, Inc.	14,167	383,501
Republic First Bancorp, Inc. *	16,516	36,170
Shore Bancshares, Inc.	6,786	73,628
Sierra Bancorp	3,626	63,745
SmartFinancial, Inc.	4,200	63,882
South Plains Financial, Inc.	985	15,258
Southern First Bancshares, Inc. *	1,450	41,137
Spirit of Texas Bancshares, Inc. *	2,300	23,782
Texas Capital Bancshares, Inc. *	5,500	121,935
TriCo Bancshares	53,085	1,582,994
UMB Financial Corp.	25,622	1,188,348

		18,329,762

Biotechnology 2.5%
Adamas Pharmaceuticals, Inc. *	10,951	31,648
Aduro Biotech, Inc. *(a)	23,783	65,165
Aeglea BioTherapeutics, Inc. *	182	848
Agios Pharmaceuticals, Inc. *	11,454	406,388
AMAG Pharmaceuticals, Inc. *	74,536	460,632
Amicus Therapeutics, Inc. *	41,410	382,628
Apellis Pharmaceuticals, Inc. *	11,494	307,924
Applied Genetic Technologies Corp. *	10,500	34,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Biotechnology (continued)
Beyondspring, Inc. *(a)	3,246	$41,581
Calithera Biosciences, Inc. *	9,015	40,027
CareDx, Inc. *(a)	25,655	560,049
Concert Pharmaceuticals, Inc. *	42,044	371,669
Cytokinetics, Inc. *(a)	26,354	310,714
Epizyme, Inc. *(a)	20,243	313,969
Exicure, Inc. *	5,257	7,780
Global Blood Therapeutics, Inc. *	10,810	552,283
Harpoon Therapeutics, Inc. *	2,840	32,887
ImmunoGen, Inc. *	20,000	68,200
Jounce Therapeutics, Inc. *	13,700	65,075
Minerva Neurosciences, Inc. *	7,256	43,681
Protagonist Therapeutics, Inc. *	3,513	24,802
Spero Therapeutics, Inc. *	5,907	47,729
Sutro Biopharma, Inc. *	5,800	59,160
United Therapeutics Corp. *	4,319	409,549
UNITY Biotechnology, Inc. *(a)	21,686	125,779
Veracyte, Inc. *	24,566	597,200

		5,361,807

Building Products 1.3%
Advanced Drainage Systems, Inc.	22,388	659,103
Apogee Enterprises, Inc.	6,500	135,330
Armstrong Flooring, Inc. *	11,858	16,957
Builders FirstSource, Inc. *	38,192	467,088
Insteel Industries, Inc.	2,962	39,247
Quanex Building Products Corp.	15,844	159,708
Resideo Technologies, Inc. *	61,252	296,460
Trex Co., Inc. *(a)	13,400	1,073,875

		2,847,768

Capital Markets 2.3%
Cohen & Steers, Inc.	10,575	480,634
Cowen, Inc., Class A	8,447	81,598
Donnelley Financial Solutions, Inc. *(a)	48,809	257,223
Hamilton Lane, Inc., Class A	27,458	1,518,702
LPL Financial Holdings, Inc.	18,646	1,014,902
Waddell & Reed Financial, Inc., Class A (a)	124,948	1,421,908

		4,774,967

Chemicals 1.7%
AdvanSix, Inc. *	41,434	395,280
Ashland Global Holdings, Inc.	12,600	630,882
Element Solutions, Inc. *(a)	24,600	205,656
Huntsman Corp.	15,000	216,450
Kraton Corp. *	31,480	254,988
Rayonier Advanced Materials, Inc.	46,619	49,416
Stepan Co.	11,376	1,006,322
Trinseo SA	39,580	716,794
Valvoline, Inc.	7,372	96,499

		3,572,287

Commercial Services & Supplies 1.4%
Casella Waste Systems, Inc., Class A *	41,495	1,620,794
Clean Harbors, Inc. *	11,958	613,924
Pitney Bowes, Inc. (a)	378,701	772,550

		3,007,268

Communications Equipment 1.9%
ADTRAN, Inc.	99,636	765,204
Calix, Inc. *	36,562	258,859
DASAN Zhone Solutions, Inc. *	15,290	64,065
EMCORE Corp. *	13,115	29,378
Harmonic, Inc. *	26,675	153,648
Infinera Corp. *	156,046	827,044
NETGEAR, Inc. *	27,742	633,627
NetScout Systems, Inc. *	42,112	996,791
Ribbon Communications, Inc. *	87,425	264,898

		3,993,514

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Construction & Engineering 0.4%
AECOM *	16,400	$489,540
Orion Group Holdings, Inc. *	9,180	23,868
Sterling Construction Co., Inc. *	45,371	431,025

		944,433

Construction Materials 0.2%
Summit Materials, Inc., Class A *(a)	30,917	463,755

Consumer Finance 1.0%
Elevate Credit, Inc. *	18,149	18,875
Enova International, Inc. *	6,998	101,401
Green Dot Corp., Class A *(a)	54,400	1,381,216
LendingClub Corp. *(a)	66,442	521,570

		2,023,062

Containers & Packaging 0.3%
Graphic Packaging Holding Co.	42,554	519,159
O-I Glass, Inc. (a)	18,248	129,743

		648,902

Distributors 1.0%
Pool Corp.	10,861	2,137,119

Diversified Consumer Services 2.1%
American Public Education, Inc. *	28,253	676,094
Bright Horizons Family Solutions, Inc. *	12,694	1,294,788
Houghton Mifflin Harcourt Co. *	204,847	385,112
K12, Inc. *	12,088	227,980
Strategic Education, Inc.	11,831	1,653,501
Universal Technical Institute, Inc. *	22,512	133,946

		4,371,421

Diversified Financial Services 0.2%
Marlin Business Services Corp.	1,977	22,083
Voya Financial, Inc.	11,800	478,490

		500,573

Diversified Telecommunication Services 0.2%
ATN International, Inc.	5,718	335,704
ORBCOMM, Inc. *	70,193	171,271

		506,975

Electric Utilities 2.0%
ALLETE, Inc.	13,717	832,348
Genie Energy Ltd., Class B	5,518	39,619
PNM Resources, Inc.	33,060	1,256,280
Portland General Electric Co.	46,027	2,206,534

		4,334,781

Electrical Equipment 0.6%
Generac Holdings, Inc. *	8,591	800,423
LSI Industries, Inc.	6,946	26,256
Powell Industries, Inc.	14,889	382,201

		1,208,880

Electronic Equipment, Instruments & Components 1.4%
Arlo Technologies, Inc. *	148,578	361,045
Bel Fuse, Inc., Class B	11,523	112,234
Benchmark Electronics, Inc.	73,731	1,473,882
Daktronics, Inc. (a)	42,505	209,550
Novanta, Inc. *	8,979	717,243
ScanSource, Inc. *	1,455	31,122

		2,905,076

Energy Equipment & Services 0.9%
Dril-Quip, Inc. *	38,045	1,160,372
Matrix Service Co. *	39,725	376,196
SEACOR Holdings, Inc. *	15,984	430,929

		1,967,497

Entertainment 1.3%
Madison Square Garden Co. (The), Class A *	1,830	386,880
Roku, Inc. *	10,870	950,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Entertainment (continued)
Zynga, Inc., Class A *	192,941	$1,321,646

		2,659,434

Equity Real Estate Investment Trusts (REITs) 4.4%
Camden Property Trust	6,900	546,756
CorePoint Lodging, Inc.	88,051	345,160
Equity Commonwealth	14,200	450,282
First Industrial Realty Trust, Inc.	32,728	1,087,551
Franklin Street Properties Corp.	40,500	232,065
Gaming and Leisure Properties, Inc.	42,045	1,165,067
Getty Realty Corp.	11,624	275,954
Investors Real Estate Trust	17,137	942,535
National Health Investors, Inc.	6,271	310,540
New Senior Investment Group, Inc.	44,231	113,231
Piedmont Office Realty Trust, Inc., Class A	74,364	1,313,268
Retail Value, Inc.	20,996	257,201
SITE Centers Corp.	45,855	238,905
Spirit Realty Capital, Inc.	15,867	414,922
Sunstone Hotel Investors, Inc.	185,339	1,614,303

		9,307,740

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	3,277	434,170
Grocery Outlet Holding Corp. *	17,161	589,308

		1,023,478

Food Products 1.6%
Farmer Brothers Co. *	24,719	172,044
Freshpet, Inc. *	30,489	1,947,332
Post Holdings, Inc. *	2,000	165,940
Sanderson Farms, Inc. (a)	5,852	721,669
Simply Good Foods Co. (The) *	21,873	421,274

		3,428,259

Gas Utilities 0.8%
Southwest Gas Holdings, Inc.	24,999	1,738,930

Health Care Equipment & Supplies 6.3%
CryoPort, Inc. *(a)	27,178	463,928
Haemonetics Corp. *	10,521	1,048,523
Insulet Corp. *	13,864	2,296,988
iRhythm Technologies, Inc. *(a)	10,852	882,810
LivaNova plc *	27,708	1,253,787
Masimo Corp. *	13,903	2,462,499
Novocure Ltd. *	11,833	796,834
Orthofix Medical, Inc. *	3,229	90,444
Penumbra, Inc. *	4,905	791,324
Quidel Corp. *	11,717	1,146,040
Silk Road Medical, Inc. *(a)	10,413	327,801
Tandem Diabetes Care, Inc. *(a)	15,836	1,019,047
Varex Imaging Corp. *	28,229	641,081

		13,221,106

Health Care Providers & Services 2.9%
1Life Healthcare, Inc. *	14,437	262,032
Addus HomeCare Corp. *	10,488	708,989
Amedisys, Inc. *	7,661	1,406,099
Cross Country Healthcare, Inc. *	53,410	359,983
HealthEquity, Inc. *(a)	12,090	611,633
Magellan Health, Inc. *	25,451	1,224,448
Molina Healthcare, Inc. *	2,810	392,585
Owens & Minor, Inc.	118,404	1,083,397

		6,049,166

Health Care Technology 2.6%
Allscripts Healthcare Solutions, Inc. *(a)	232,500	1,636,800
Computer Programs & Systems, Inc.	22,461	499,757
Inspire Medical Systems, Inc. *	15,891	957,909
Omnicell, Inc. *	7,502	491,981
Phreesia, Inc. *	16,042	337,363

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Health Care Technology (continued)
Teladoc Health, Inc. *	10,713	$1,660,623

		5,584,433

Hotels, Restaurants & Leisure 1.9%
Choice Hotels International, Inc.	9,603	588,184
Churchill Downs, Inc.	5,481	564,269
Fiesta Restaurant Group, Inc. *	23,886	96,261
Planet Fitness, Inc., Class A *(a)	18,532	902,508
Wingstop, Inc.	24,629	1,962,931

		4,114,153

Household Durables 1.0%
Bassett Furniture Industries, Inc.	2,444	13,320
GoPro, Inc., Class A *	227,761	596,734
Hooker Furniture Corp. (a)	25,071	391,358
KB Home	15,680	283,808
TopBuild Corp. *	10,467	749,856

		2,035,076

Household Products 0.5%
Central Garden & Pet Co., Class A *	39,556	1,011,447

Insurance 4.5%
American Equity Investment Life Holding Co.	17,839	335,373
Brighthouse Financial, Inc. *	20,826	503,364
Donegal Group, Inc., Class A	4,400	66,880
eHealth, Inc. *	11,242	1,583,098
Employers Holdings, Inc.	39,424	1,597,067
FedNat Holding Co.	6,779	77,823
Hallmark Financial Services, Inc. *	20,910	84,476
HCI Group, Inc.	15,238	613,330
Heritage Insurance Holdings, Inc.	102,373	1,096,415
James River Group Holdings Ltd.	18,971	687,509
Kinsale Capital Group, Inc.	6,403	669,306
National General Holdings Corp.	34,956	578,522
Protective Insurance Corp., Class B	3,984	54,780
Reinsurance Group of America, Inc.	7,060	594,028
Stewart Information Services Corp.	32,624	870,082
United Insurance Holdings Corp.	13,811	127,614

		9,539,667

Interactive Media & Services 0.2%
TrueCar, Inc. *	163,398	395,423

Internet & Direct Marketing Retail 0.3%
Quotient Technology, Inc. *	81,875	532,188

IT Services 2.0%
Euronet Worldwide, Inc. *	5,888	504,719
KBR, Inc.	32,213	666,165
ManTech International Corp., Class A	17,142	1,245,709
MongoDB, Inc. *(a)	11,637	1,588,917
Unisys Corp. *	15,227	188,053

		4,193,563

Leisure Products 0.9%
Nautilus, Inc. *	79,051	206,323
Vista Outdoor, Inc. *	171,116	1,505,821
YETI Holdings, Inc. *	11,627	226,959

		1,939,103

Life Sciences Tools & Services 2.5%
10X Genomics, Inc., Class A *	3,892	242,549
Bio-Techne Corp.	4,281	811,763
Medpace Holdings, Inc. *(a)	11,184	820,682
NeoGenomics, Inc. *(a)	22,648	625,311
PRA Health Sciences, Inc. *	6,565	545,158
Repligen Corp. *	23,888	2,306,148

		5,351,611

Machinery 3.7%
AGCO Corp.	23,400	1,105,651
Astec Industries, Inc. (a)	16,256	568,472

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Machinery (continued)
Briggs & Stratton Corp. (a)	159,171	$288,100
Chart Industries, Inc. *	15,374	445,539
Commercial Vehicle Group, Inc. *	73,493	110,974
Federal Signal Corp.	25,239	688,520
Hyster-Yale Materials Handling, Inc.	14,313	573,808
ITT, Inc.	10,941	496,284
LB Foster Co., Class A *	6,518	80,562
Lydall, Inc. *	7,170	46,318
Manitowoc Co., Inc. (The) *	99,130	842,605
Park-Ohio Holdings Corp.	5,942	112,541
RBC Bearings, Inc. *	6,404	722,307
REV Group, Inc.	54,647	227,878
SPX Corp. *	14,000	456,960
Terex Corp. (a)	74,600	1,071,256

		7,837,775

Media 1.6%
Cable One, Inc.	1,282	2,107,620
comScore, Inc. *(a)	143,220	403,880
Marchex, Inc., Class B *	16,602	24,073
Mode Media M-1 Escrow *^¥	2,754	0
Scholastic Corp.	29,146	742,932
Tribune Publishing Co.	14,807	120,085

		3,398,590

Metals & Mining 0.5%
Olympic Steel, Inc.	15,800	163,530
Ryerson Holding Corp. *	8,800	46,816
Schnitzer Steel Industries, Inc., Class A	48,479	632,166
TimkenSteel Corp. *	53,216	171,888

		1,014,400

Multi-Utilities 0.5%
Avista Corp.	24,879	1,057,109

Oil, Gas & Consumable Fuels 2.5%
Arch Coal, Inc., Class A (a)	35,340	1,021,326
Berry Corp.	42,943	103,493
Delek US Holdings, Inc. (a)	43,479	685,229
Dorian LPG Ltd. *	102,190	890,075
Green Plains, Inc. (a)	104,565	507,140
International Seaways, Inc.	3,985	95,202
Par Pacific Holdings, Inc. *	71,529	507,856
REX American Resources Corp. *	1,099	51,114
Talos Energy, Inc. *	14,660	84,295
World Fuel Services Corp.	56,189	1,414,839

		5,360,569

Paper & Forest Products 1.2%
Boise Cascade Co.	45,357	1,078,589
Louisiana-Pacific Corp.	69,903	1,200,934
PH Glatfelter Co.	15,264	186,526
Verso Corp., Class A *	8,900	100,392

		2,566,441

Pharmaceuticals 0.3%
Endo International plc *	89,667	331,768
Lannett Co., Inc. *	18,132	126,017
Menlo Therapeutics, Inc. *	2,875	7,705
Osmotica Pharmaceuticals plc *	7,800	24,804
Strongbridge Biopharma plc *	32,854	62,094

		552,388

Professional Services 1.1%
Heidrick & Struggles International, Inc.	14,429	324,653
Kelly Services, Inc., Class A	67,611	857,984
ManpowerGroup, Inc.	8,300	439,817
TrueBlue, Inc. *	61,369	783,068

		2,405,522

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA *(a)	7,930	60,823

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Real Estate Management & Development (continued)
Consolidated-Tomoka Land Co.	5,885	$266,767
Forestar Group, Inc. *	7,825	80,989

		408,579

Road & Rail 0.5%
ArcBest Corp.	46,293	811,053
Saia, Inc. *	3,351	246,433
US Xpress Enterprises, Inc., Class A *	11,930	39,846

		1,097,332

Semiconductors & Semiconductor Equipment 5.4%
Alpha & Omega Semiconductor Ltd. *	23,103	148,090
Ambarella, Inc. *	18,749	910,451
Cirrus Logic, Inc. *	34,004	2,231,683
Entegris, Inc.	17,737	794,085
Lattice Semiconductor Corp. *	73,710	1,313,512
MKS Instruments, Inc.	12,235	996,541
Monolithic Power Systems, Inc.	13,301	2,227,385
NeoPhotonics Corp. *	29,800	216,050
SMART Global Holdings, Inc. *(a)	11,425	277,628
Synaptics, Inc. *(a)	29,110	1,684,596
Veeco Instruments, Inc. *	66,261	634,118

		11,434,139

Software 6.1%
Alteryx, Inc., Class A *(a)	12,778	1,216,082
Anaplan, Inc. *	18,526	560,597
Avalara, Inc. *	12,424	926,830
Avaya Holdings Corp. *(a)	109,734	887,748
Coupa Software, Inc. *	14,248	1,990,873
HubSpot, Inc. *	6,900	919,011
Paylocity Holding Corp. *	11,240	992,717
Q2 Holdings, Inc. *(a)	17,724	1,046,779
QAD, Inc., Class A	1,400	55,902
Rapid7, Inc. *(a)	6,766	293,171
Rosetta Stone, Inc. *	45,947	644,177
Synchronoss Technologies, Inc. *(a)	75,280	229,604
Telenav, Inc. *(a)	48,933	211,391
TiVo Corp.	197,983	1,401,720
Trade Desk, Inc. (The), Class A *(a)	7,280	1,405,040

		12,781,642

Specialty Retail 0.4%
Boot Barn Holdings, Inc. *(a)	44,700	577,971
Haverty Furniture Cos., Inc.	900	10,701
Office Depot, Inc.	209,903	344,241

		932,913

Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc. *(a)	24,812	87,338
Intevac, Inc. *	8,356	34,176
Super Micro Computer, Inc. *	45,784	974,284

		1,095,798

Textiles, Apparel & Luxury Goods 0.2%
Delta Apparel, Inc. *	341	3,550
Fossil Group, Inc. *(a)	63,462	208,789
Unifi, Inc. *	10,190	117,695

		330,034

Thrifts & Mortgage Finance 1.7%
Bridgewater Bancshares, Inc. *	11,113	108,352
First Defiance Financial Corp.	13,956	205,711
Flagstar Bancorp, Inc.	18,392	364,713
Home Bancorp, Inc.	1,500	36,630
HomeStreet, Inc.	23,863	530,474
Merchants Bancorp	9,957	151,147
Meridian Bancorp, Inc.	29,600	332,112
OP Bancorp	6,876	51,295
PCSB Financial Corp.	11,147	155,947
Riverview Bancorp, Inc.	5,600	28,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp, Inc.	657	$15,945
Territorial Bancorp, Inc.	1,828	44,877
TrustCo Bank Corp.	75,402	407,925
Washington Federal, Inc.	44,836	1,163,944

		3,597,128

Trading Companies & Distributors 1.1%
BMC Stock Holdings, Inc. *	34,289	607,943
CAI International, Inc. *	1,138	16,091
Foundation Building Materials, Inc. *	33,171	341,330
Herc Holdings, Inc. *	5,545	113,451
MRC Global, Inc. *(a)	48,693	207,432
SiteOne Landscape Supply, Inc. *(a)	7,006	515,781
Systemax, Inc.	1,153	20,443
Veritiv Corp. *	6,182	48,591
WESCO International, Inc. *	19,648	448,957

		2,320,019

		201,277,156

Total Common Stocks (cost $253,242,552)		204,973,107

Preferred Stock 0.0%†
	Shares	Value

UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1*^¥	19,276	0

Total Preferred Stock (cost $100,042)		0

Corporate Bonds 0.0%†
	Principal Amount	Value

UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/02/14^¥,(b)	$42,256	0
Mode Media, Inc., 9.00%, 12/02/14^¥,(b)	1,544	0

Total Corporate Bonds (cost $43,259)		0

Rights 0.0%†
	Number of Rights	Value

UNITED STATES 0.0%†
IT Services 0.0%†
BancTec, Inc., CVR*^¥	36,134	0

Total Rights (cost $–)		0

Repurchase Agreements 4.6%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $6,182,464, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $6,306,111.(c)	$6,182,462	6,182,462

Repurchase Agreements (continued)
	Principal Amount	Value

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $2,040,000.(c)	$2,000,000	$2,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000.(c)	1,000,000	1,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $500,002, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $510,000.(c)	500,000	500,000

Total Repurchase Agreements (cost $9,682,462)		9,682,462

Total Investments (cost $263,068,315) — 101.3%		214,655,569

Liabilities in excess of other assets — (1.3)%		(2,743,445)

NET ASSETS — 100.0%		$211,912,124

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $23,694,356 which was collateralized by cash used to purchase repurchase agreements with a total value of $9,682,462 and by $15,147,545 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $24,830,007.

(b)	Security in default.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $9,682,462.

CVR	Contingent Value Rights
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,496,094	$–	$–	$4,496,094
Air Freight & Logistics	713,739	–	–	713,739
Auto Components	2,144,650	–	–	2,144,650
Banks	19,546,964	–	–	19,546,964
Biotechnology	5,879,452	–	–	5,879,452
Building Products	2,847,768	–	–	2,847,768
Capital Markets	4,774,967	–	–	4,774,967
Chemicals	3,572,287	–	–	3,572,287
Commercial Services & Supplies	3,007,268	–	–	3,007,268
Communications Equipment	3,993,514	–	–	3,993,514
Construction & Engineering	944,433	–	–	944,433
Construction Materials	463,755	–	–	463,755
Consumer Finance	2,023,062	–	–	2,023,062
Containers & Packaging	648,902	–	–	648,902
Distributors	2,137,119	–	–	2,137,119
Diversified Consumer Services	4,371,421	–	–	4,371,421
Diversified Financial Services	500,573	–	–	500,573
Diversified Telecommunication Services	506,975	–	–	506,975
Electric Utilities	4,334,781	–	–	4,334,781
Electrical Equipment	1,208,880	–	–	1,208,880
Electronic Equipment, Instruments & Components	2,905,076	–	–	2,905,076
Energy Equipment & Services	1,967,497	–	–	1,967,497
Entertainment	2,659,434	–	–	2,659,434

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$9,307,740	$–	$–	$9,307,740
Food & Staples Retailing	1,023,478	–	–	1,023,478
Food Products	3,428,259	–	–	3,428,259
Gas Utilities	1,738,930	–	–	1,738,930
Health Care Equipment & Supplies	13,221,106	–	–	13,221,106
Health Care Providers & Services	6,069,343	–	–	6,069,343
Health Care Technology	5,584,433	–	–	5,584,433
Hotels, Restaurants & Leisure	4,114,153	–	–	4,114,153
Household Durables	2,035,076	–	–	2,035,076
Household Products	1,011,447	–	–	1,011,447
Insurance	9,855,888	–	–	9,855,888
Interactive Media & Services	395,423	–	–	395,423
Internet & Direct Marketing Retail	532,188	–	–	532,188
IT Services	4,193,563	–	–	4,193,563
Leisure Products	1,939,103	–	–	1,939,103
Life Sciences Tools & Services	5,351,611	–	–	5,351,611
Machinery	8,478,941	–	–	8,478,941
Media	3,489,668	–	–	3,489,668
Metals & Mining	1,014,400	–	–	1,014,400
Multi-Utilities	1,057,109	–	–	1,057,109
Oil, Gas & Consumable Fuels	5,360,569	–	–	5,360,569
Paper & Forest Products	2,566,441	–	–	2,566,441
Pharmaceuticals	552,388	–	–	552,388
Professional Services	2,405,522	–	–	2,405,522
Real Estate Management & Development	408,579	–	–	408,579
Road & Rail	1,097,332	–	–	1,097,332
Semiconductors & Semiconductor Equipment	11,434,139	–	–	11,434,139
Software	13,381,774	–	–	13,381,774
Specialty Retail	932,913	–	–	932,913
Technology Hardware, Storage & Peripherals	1,095,798	–	–	1,095,798
Textiles, Apparel & Luxury Goods	330,034	–	–	330,034
Thrifts & Mortgage Finance	3,597,128	–	–	3,597,128
Trading Companies & Distributors	2,320,020	–	–	2,320,020
Total Common Stocks	$204,973,107	$–	$–	$204,973,107
Corporate Bonds	$–	$–	$–	$–
Preferred Stock	–	–	–	–
Repurchase Agreements	–	9,682,462	–	9,682,462
Rights	–	–	–	–
Total	$204,973,107	$9,682,462	$–	$214,655,569

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2020, the Fund held two corporate bond, three common stock, one preferred stock and one rights investments that were categorized as Level 3 investments and which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund)

Common Stocks 98.9%
	Shares	Value

Aerospace & Defense 0.9%
Curtiss-Wright Corp.	9,100	$840,931
General Dynamics Corp.	8,407	1,112,330
Lockheed Martin Corp. (a)	2,647	897,201
Teledyne Technologies, Inc. *	7,303	2,170,963
		5,021,425

Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	36,787	2,454,429

Airlines 0.4%
Southwest Airlines Co. (a)	59,783	2,128,873

Banks 3.5%
Bank of Hawaii Corp. (a)	8,631	476,776
Bank OZK (a)	9,515	158,901
Cullen/Frost Bankers, Inc. (a)	4,453	248,433
East West Bancorp, Inc.	42,369	1,090,578
JPMorgan Chase & Co.	58,018	5,223,361
M&T Bank Corp.	12,488	1,291,634
PNC Financial Services Group, Inc. (The)	19,685	1,884,248
SVB Financial Group *	22,876	3,456,106
US Bancorp	128,417	4,423,966
Wells Fargo & Co.	49,239	1,413,159
Western Alliance Bancorp	4,051	124,001
		19,791,163

Beverages 3.3%
Brown-Forman Corp., Class B	4,800	266,448
Coca-Cola Co. (The)	90,804	4,018,077
Constellation Brands, Inc., Class A	5,726	820,879
Monster Beverage Corp. *	81,641	4,593,123
PepsiCo, Inc.	73,218	8,793,482
		18,492,009

Biotechnology 0.7%
Biogen, Inc. *	11,567	3,659,567

Capital Markets 2.3%
Ameriprise Financial, Inc.	7,551	773,826
BlackRock, Inc.	3,382	1,487,979
Cboe Global Markets, Inc.	1,820	162,435
CME Group, Inc.	16,807	2,906,098
MarketAxess Holdings, Inc.	2,112	702,388
Northern Trust Corp. (a)	48,976	3,695,729
SEI Investments Co.	27,358	1,267,770
T. Rowe Price Group, Inc.	22,170	2,164,900
		13,161,125

Chemicals 3.0%
Air Products & Chemicals, Inc.	4,353	868,902
Dow, Inc.	34,825	1,018,283
Ecolab, Inc.	47,967	7,474,698
Linde plc	24,989	4,323,097
LyondellBasell Industries NV, Class A	5,018	249,043
NewMarket Corp.	750	287,153
PPG Industries, Inc.	19,121	1,598,516
Sherwin-Williams Co. (The)	2,233	1,026,108
		16,845,800

Commercial Services & Supplies 2.1%
Copart, Inc. *	15,158	1,038,626
Republic Services, Inc.	48,094	3,609,936
Rollins, Inc.	5,457	197,216
Waste Management, Inc.	75,198	6,960,327
		11,806,105

Communications Equipment 0.8%
Cisco Systems, Inc.	102,561	4,031,673
F5 Networks, Inc. *	1,700	181,271

		4,212,944

Common Stocks (continued)
	Shares	Value

Consumer Finance 1.0%
American Express Co.	5,511	$471,797
Credit Acceptance Corp. *(a)	9,208	2,354,394
Discover Financial Services	72,035	2,569,488
		5,395,679

Distributors 0.1%
Pool Corp.	3,482	685,153

Diversified Telecommunication Services 0.6%
AT&T, Inc.	11,181	325,926
Verizon Communications, Inc.	59,316	3,187,049
		3,512,975

Electric Utilities 6.2%
Alliant Energy Corp.	5,271	254,536
American Electric Power Co., Inc.	76,162	6,091,437
Duke Energy Corp. (a)	43,285	3,500,891
Evergy, Inc.	60,962	3,355,958
Eversource Energy	42,108	3,293,267
NextEra Energy, Inc.	38,890	9,357,712
OGE Energy Corp.	7,496	230,352
Pinnacle West Capital Corp.	51,852	3,929,863
Xcel Energy, Inc.	76,481	4,611,804
		34,625,820

Electrical Equipment 0.8%
Eaton Corp. plc	40,024	3,109,465
Emerson Electric Co.	8,211	391,254
Rockwell Automation, Inc.	8,297	1,252,100
		4,752,819

Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	4,613	336,195
Cognex Corp. (a)	46,013	1,942,669
Dolby Laboratories, Inc., Class A	3,451	187,079
National Instruments Corp.	27,974	925,380
		3,391,323

Entertainment 0.5%
Spotify Technology SA *	2,545	309,065
Walt Disney Co. (The)	28,194	2,723,540
		3,032,605

Equity Real Estate Investment Trusts (REITs) 1.1%
Federal Realty Investment Trust	12,377	923,448
Gaming and Leisure Properties, Inc.	4,393	121,730
Lamar Advertising Co., Class A	10,905	559,208
Public Storage	9,802	1,946,775
Simon Property Group, Inc.	51,747	2,838,841
		6,390,002

Food & Staples Retailing 3.9%
Casey’s General Stores, Inc.	3,425	453,778
Costco Wholesale Corp.	23,570	6,720,514
Sysco Corp.	107,129	4,888,296
Walmart, Inc.	88,228	10,024,466
		22,087,054

Food Products 3.5%
Campbell Soup Co.	14,807	683,491
Flowers Foods, Inc.	77,176	1,583,652
General Mills, Inc.	8,832	466,065
Hain Celestial Group, Inc. (The) *(a)	8,566	222,459
Hershey Co. (The)	3,041	402,932
Hormel Foods Corp. (a)	120,237	5,607,854
Ingredion, Inc.	23,419	1,768,134
Lamb Weston Holdings, Inc.	41,302	2,358,344
McCormick & Co., Inc. (Non-Voting)	11,409	1,611,065
Mondelez International, Inc., Class A	95,057	4,760,455

		19,464,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund) (Continued)

Common Stocks (continued)
	Shares	Value

Gas Utilities 1.0%
Atmos Energy Corp. (a)	40,099	$3,979,024
UGI Corp.	53,492	1,426,631

		5,405,655

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	84,286	6,651,008
Danaher Corp.	1,513	209,414
Edwards Lifesciences Corp. *	1,419	267,652
IDEXX Laboratories, Inc. *	3,391	821,436
Intuitive Surgical, Inc. *	12,532	6,205,972

		14,155,482

Health Care Providers & Services 3.5%
Anthem, Inc.	10,449	2,372,341
Chemed Corp.	3,860	1,672,152
Henry Schein, Inc. *	66,409	3,354,983
Humana, Inc.	8,171	2,565,857
UnitedHealth Group, Inc.	38,003	9,477,188

		19,442,521

Hotels, Restaurants & Leisure 1.9%
Darden Restaurants, Inc. (a)	26,193	1,426,471
Las Vegas Sands Corp.	4,297	182,494
McDonald’s Corp.	23,166	3,830,498
Royal Caribbean Cruises Ltd.	18,174	584,657
Starbucks Corp.	60,234	3,959,783
Wyndham Destinations, Inc.	30,426	660,244

		10,644,147

Household Products 1.8%
Colgate-Palmolive Co.	15,285	1,014,313
Procter & Gamble Co. (The)	82,890	9,117,900

		10,132,213

Industrial Conglomerates 1.4%
3M Co.	25,461	3,475,681
Honeywell International, Inc.	33,390	4,467,248

		7,942,929

Insurance 7.6%
Alleghany Corp.	1,138	628,574
Allstate Corp. (The)	66,724	6,120,593
American Financial Group, Inc.	30,671	2,149,424
Aon plc	1,560	257,462
Arch Capital Group Ltd. *	10,013	284,970
Assured Guaranty Ltd.	26,247	676,910
Chubb Ltd.	55,174	6,162,384
Everest Re Group Ltd.	19,500	3,752,190
Fidelity National Financial, Inc.	58,014	1,443,388
Lincoln National Corp.	30,562	804,392
Markel Corp. *	1,291	1,197,906
Marsh & McLennan Cos., Inc.	38,056	3,290,322
Progressive Corp. (The)	117,255	8,658,109
RenaissanceRe Holdings Ltd.	11,219	1,675,221
Travelers Cos., Inc. (The)	48,318	4,800,393
WR Berkley Corp.	9,664	504,171

		42,406,409

Interactive Media & Services 2.7%
Alphabet, Inc., Class A *	7,239	8,411,356
Facebook, Inc., Class A *	39,846	6,646,313

		15,057,669

Internet & Direct Marketing Retail 1.6%
Amazon.com, Inc. *	2,966	5,782,870
Booking Holdings, Inc. *	2,363	3,178,991

		8,961,861

Common Stocks (continued)
	Shares	Value

IT Services 6.7%
Accenture plc, Class A	50,665	$8,271,568
Akamai Technologies, Inc. *	28,480	2,605,635
Amdocs Ltd.	22,586	1,241,552
Automatic Data Processing, Inc.	13,213	1,805,953
Broadridge Financial Solutions, Inc.	2,776	263,248
Jack Henry & Associates, Inc.	14,105	2,189,660
Mastercard, Inc., Class A	32,619	7,879,446
Paychex, Inc.	55,526	3,493,696
VeriSign, Inc. *	7,767	1,398,759
Visa, Inc., Class A	51,729	8,334,577

		37,484,094

Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc. (a)	3,763	269,506
Bio-Techne Corp.	1,164	220,718
Illumina, Inc. *	5,382	1,469,932
Mettler-Toledo International, Inc. *	5,348	3,692,847
Thermo Fisher Scientific, Inc.	20,944	5,939,718
Waters Corp. *	1,811	329,693

		11,922,414

Machinery 1.5%
Caterpillar, Inc.	19,344	2,244,678
IDEX Corp.	7,454	1,029,472
Illinois Tool Works, Inc. (a)	23,267	3,306,706
Stanley Black & Decker, Inc.	16,826	1,682,600

		8,263,456

Media 0.1%
Comcast Corp., Class A	11,921	409,844

Multi-Utilities 5.0%
Ameren Corp.	122,815	8,944,616
Consolidated Edison, Inc.	37,368	2,914,704
Dominion Energy, Inc.	51,756	3,736,266
DTE Energy Co.	38,988	3,702,690
Public Service Enterprise Group, Inc.	75,478	3,389,717
WEC Energy Group, Inc.	59,197	5,217,032

		27,905,025

Oil, Gas & Consumable Fuels 0.7%
Chevron Corp.	12,784	926,329
Exxon Mobil Corp.	45,718	1,735,912
Phillips 66	16,671	894,399
Valero Energy Corp. (a)	2,872	130,274

		3,686,914

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	25,660	4,088,664

Pharmaceuticals 4.8%
Eli Lilly & Co.	36,123	5,010,983
Johnson & Johnson	69,670	9,135,827
Merck & Co., Inc.	92,218	7,095,253
Pfizer, Inc.	110,964	3,621,865
Zoetis, Inc.	15,841	1,864,327

		26,728,255

Professional Services 0.8%
CoStar Group, Inc. *	4,157	2,441,032
Robert Half International, Inc.	51,206	1,933,026

		4,374,058

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	5,726	215,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund) (Continued)

Common Stocks (continued)
	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.	3,043	$307,282

		523,210

Road & Rail 0.6%
Landstar System, Inc. (a)	21,958	2,104,894
Old Dominion Freight Line, Inc.	10,785	1,415,639

		3,520,533

Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc.	3,981	943,895
NVIDIA Corp.	1,140	300,504
Skyworks Solutions, Inc.	10,040	897,375
Texas Instruments, Inc.	64,847	6,480,161
Xilinx, Inc.	24,623	1,919,117

		10,541,052

Software 5.0%
Adobe, Inc. *	29,575	9,411,948
ANSYS, Inc. *(a)	2,126	494,231
Intuit, Inc.	25,018	5,754,140
Microsoft Corp.	60,840	9,595,077
Oracle Corp.	53,034	2,563,133

		27,818,529

Specialty Retail 3.3%
Best Buy Co., Inc.	6,129	349,353
Home Depot, Inc. (The)	44,563	8,320,358
Lowe’s Cos., Inc.	44,831	3,857,708
O’Reilly Automotive, Inc. *	1,370	412,438
Ross Stores, Inc.	32,056	2,787,910
TJX Cos., Inc. (The)	56,140	2,684,053

		18,411,820

Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	30,967	7,874,598

Textiles, Apparel & Luxury Goods 1.8%
Lululemon Athletica, Inc. *	30,305	5,744,313
NIKE, Inc., Class B	53,015	4,386,461

		10,130,774

Thrifts & Mortgage Finance 0.0%†
TFS Financial Corp.	15,133	231,081

Tobacco 1.0%
Altria Group, Inc.	74,879	2,895,571
Philip Morris International, Inc.	36,771	2,682,812

		5,578,383

Trading Companies & Distributors 0.0%†
United Rentals, Inc. *(a)	2,435	250,561

Water Utilities 1.5%
American Water Works Co., Inc.	58,526	6,997,368
Essential Utilities, Inc.	33,374	1,358,322

		8,355,690

Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. *	13,426	1,126,441

Total Common Stocks (cost $504,584,899)		554,285,603

Repurchase Agreements 1.0%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $3,631,639, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $3,704,270. (b)	$3,631,637	$3,631,637

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 -5/15/2045; total market value $1,020,000. (b)	1,000,000	1,000,000

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000. (b)	1,000,000	1,000,000

Total Repurchase Agreements (cost $5,631,637)		5,631,637

Total Investments (cost $510,216,536) — 99.9%		559,917,240

Other assets in excess of liabilities — 0.1%		597,291

NET ASSETS — 100.0%		$560,514,531

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $19,696,947, which was collateralized by cash used to purchase repurchase agreements with a total value of $5,631,637 and by $15,057,611 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $20,689,248.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $5,631,637.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund) (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	10	6/2020	USD	1,284,850	(56,232)

					(56,232)

At March 31, 2020, the Fund had $132,000 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$554,285,603	$–	$–	$554,285,603
Repurchase Agreements	–	5,631,637	–	5,631,637
Total Assets	$554,285,603	$5,631,637	$–	$559,917,240
Liabilities:
Futures Contracts	$(56,232)	$–	$–	$(56,232)
Total Liabilities	$(56,232)	$–	$–	$(56,232)
Total	$554,229,371	$5,631,637	$–	$559,861,008

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). In response to purchases and redemptions of the Fund’s shares, the Fund’s subadviser may use equity index futures, which are derivatives, to obtain efficient investment exposure as a substitute for taking a position in equity securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund) (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(56,232)
Total		$(56,232)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.1%
	Shares	Value

Equity Real Estate Investment Trusts (REITs) 95.2%
Agree Realty Corp.	69,710	$4,315,049
Alexandria Real Estate Equities, Inc.	79,293	10,867,899
American Homes 4 Rent, Class A	233,777	5,423,626
American Tower Corp.	42,047	9,155,734
Americold Realty Trust	198,438	6,754,830
Boston Properties, Inc.	94,905	8,753,088
Brixmor Property Group, Inc.	345,743	3,284,559
Camden Property Trust	71,007	5,626,595
Community Healthcare Trust, Inc.	85,915	3,288,826
Corporate Office Properties Trust	89,886	1,989,177
Crown Castle International Corp.	62,077	8,963,919
Digital Realty Trust, Inc.	69,747	9,688,556
Douglas Emmett, Inc.	185,655	5,664,334
Equinix, Inc.	24,939	15,576,151
Equity LifeStyle Properties, Inc.	108,176	6,217,957
Essential Properties Realty Trust, Inc.	69,705	910,347
Essex Property Trust, Inc.	28,199	6,210,548
Extra Space Storage, Inc.	46,908	4,491,910
Healthpeak Properties, Inc.	386,797	9,225,108
Host Hotels & Resorts, Inc.	36,803	406,305
Independence Realty Trust, Inc.	278,114	2,486,339
Kilroy Realty Corp.	70,607	4,497,666
Life Storage, Inc.	51,160	4,837,178
Medical Properties Trust, Inc.	252,297	4,362,215
NexPoint Residential Trust, Inc.	94,263	2,376,370
Prologis, Inc.	236,231	18,985,886
Public Storage	15,433	3,065,148
Rexford Industrial Realty, Inc.	195,654	8,023,771
Simon Property Group, Inc.	3,785	207,645
STORE Capital Corp.	122,261	2,215,369
Sun Communities, Inc.	51,519	6,432,147
UDR, Inc.	175,459	6,411,272
VICI Properties, Inc.	323,405	5,381,459
Vornado Realty Trust	58,615	2,122,449

		198,219,432

Hotels, Restaurants & Leisure 2.4%
Hilton Worldwide Holdings, Inc.	15,304	1,044,345
Hyatt Hotels Corp., Class A	21,720	1,040,388
Vail Resorts, Inc.	19,558	2,888,912

		4,973,645

Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	75,169	1,008,768

Total Investments (cost $203,718,627) — 98.1%		204,201,845

Other assets in excess of liabilities — 1.9%		3,933,259

NET ASSETS — 100.0%		$208,135,104

REIT                 Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Real Estate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At March 31, 2020, 100% of the market value of the Fund was determined based on Level 1 inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.1%
	Shares	Value

Aerospace & Defense 2.0%
Arconic, Inc. (a)	59,642	$957,851
Boeing Co. (The) (a)	80,284	11,973,556
General Dynamics Corp.	35,321	4,673,321
Huntington Ingalls Industries, Inc. (a)	5,977	1,089,069
L3Harris Technologies, Inc.	33,196	5,979,264
Lockheed Martin Corp. (a)	37,323	12,650,631
Northrop Grumman Corp.	23,424	7,086,931
Raytheon Co.	41,484	5,440,627
Textron, Inc.	35,363	943,131
TransDigm Group, Inc. (a)	7,497	2,400,464
United Technologies Corp.	121,858	11,494,865

		64,689,710

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. (a)	20,832	1,379,078
Expeditors International of Washington, Inc.	26,156	1,745,128
FedEx Corp. (a)	36,176	4,386,702
United Parcel Service, Inc., Class B	104,861	9,796,115

		17,307,023

Airlines 0.2%
Alaska Air Group, Inc.	17,135	487,833
American Airlines Group, Inc. (a)	60,837	741,603
Delta Air Lines, Inc. (a)	86,618	2,471,212
Southwest Airlines Co. (a)	70,713	2,518,090
United Airlines Holdings, Inc. *	33,639	1,061,310

		7,280,048

Auto Components 0.1%
Aptiv plc	38,001	1,871,169
BorgWarner, Inc. (a)	32,268	786,371

		2,657,540

Automobiles 0.2%
Ford Motor Co.	586,023	2,830,491
General Motors Co.	189,741	3,942,818
Harley-Davidson, Inc. (a)	24,132	456,819

		7,230,128

Banks 4.1%
Bank of America Corp.	1,216,213	25,820,202
Citigroup, Inc.	327,564	13,796,996
Citizens Financial Group, Inc. (a)	63,567	1,195,695
Comerica, Inc.	20,065	588,707
Fifth Third Bancorp	103,231	1,532,980
First Republic Bank	24,953	2,053,133
Huntington Bancshares, Inc.	150,620	1,236,590
JPMorgan Chase & Co.	471,291	42,430,329
KeyCorp	152,252	1,578,853
M&T Bank Corp.	19,769	2,044,708
People’s United Financial, Inc. (a)	68,651	758,593
PNC Financial Services Group, Inc. (The)	65,997	6,317,233
Regions Financial Corp.	149,111	1,337,526
SVB Financial Group *	7,915	1,195,798
Truist Financial Corp.	202,533	6,246,118
US Bancorp	212,180	7,309,601
Wells Fargo & Co.	578,339	16,598,329
Zions Bancorp NA	26,350	705,126

		132,746,517

Beverages 1.9%
Brown-Forman Corp., Class B (a)	28,237	1,567,436
Coca-Cola Co. (The)	579,236	25,631,193
Constellation Brands, Inc., Class A	25,052	3,591,455

Common Stocks (continued)
	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B (a)	28,931	$1,128,598
Monster Beverage Corp. *	57,729	3,247,833
PepsiCo, Inc.	209,466	25,156,867

		60,323,382

Biotechnology 2.4%
AbbVie, Inc.	222,178	16,927,742
Alexion Pharmaceuticals, Inc. *	33,000	2,963,070
Amgen, Inc.	89,302	18,104,195
Biogen, Inc. *	27,156	8,591,615
Gilead Sciences, Inc.	190,225	14,221,221
Incyte Corp. *	26,145	1,914,598
Regeneron Pharmaceuticals, Inc. *	12,092	5,904,403
Vertex Pharmaceuticals, Inc. *	38,458	9,151,081

		77,777,925

Building Products 0.3%
Allegion plc	14,333	1,318,923
AO Smith Corp.	21,302	805,429
Fortune Brands Home & Security, Inc.	20,053	867,292
Johnson Controls International plc	116,224	3,133,399
Masco Corp. (a)	41,962	1,450,626
Trane Technologies plc	37,327	3,082,837

		10,658,506

Capital Markets 2.6%
Ameriprise Financial, Inc.	18,859	1,932,670
Bank of New York Mellon Corp. (The)	126,808	4,270,893
BlackRock, Inc.	17,596	7,741,712
Cboe Global Markets, Inc.	16,431	1,466,467
Charles Schwab Corp. (The)	172,893	5,812,663
CME Group, Inc.	53,671	9,280,253
E*TRADE Financial Corp.	34,919	1,198,420
Franklin Resources, Inc. (a)	43,428	724,813
Goldman Sachs Group, Inc. (The)	47,600	7,358,484
Intercontinental Exchange, Inc.	83,669	6,756,272
Invesco Ltd.	59,314	538,571
MarketAxess Holdings, Inc.	5,833	1,939,881
Moody’s Corp. (a)	24,606	5,204,169
Morgan Stanley (a)	175,440	5,964,960
MSCI, Inc.	12,671	3,661,412
Nasdaq, Inc.	16,751	1,590,508
Northern Trust Corp.	31,731	2,394,421
Raymond James Financial, Inc. (a)	19,026	1,202,443
S&P Global, Inc.	36,648	8,980,592
State Street Corp.	54,490	2,902,682
T. Rowe Price Group, Inc.	35,344	3,451,342

		84,373,628

Chemicals 1.7%
Air Products & Chemicals, Inc.	33,072	6,601,502
Albemarle Corp. (a)	16,404	924,693
Celanese Corp. (a)	17,489	1,283,518
CF Industries Holdings, Inc.	33,615	914,328
Corteva, Inc.	111,270	2,614,845
Dow, Inc.	111,840	3,270,201
DuPont de Nemours, Inc.	109,807	3,744,419
Eastman Chemical Co.	21,093	982,512
Ecolab, Inc.	37,612	5,861,078
FMC Corp.	18,887	1,542,879
International Flavors & Fragrances, Inc. (a)	16,505	1,684,830
Linde plc	80,729	13,966,117

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	38,055	$1,888,670
Mosaic Co. (The)	54,643	591,237
PPG Industries, Inc.	35,256	2,947,402
Sherwin-Williams Co. (The)	12,465	5,727,917

		54,546,148

Commercial Services & Supplies 0.4%
Cintas Corp.	12,544	2,172,872
Copart, Inc. *	31,199	2,137,755
Republic Services, Inc.	31,275	2,347,502
Rollins, Inc.	21,682	783,587
Waste Management, Inc.	59,063	5,466,871

		12,908,587

Communications Equipment 1.0%
Arista Networks, Inc. *	7,817	1,583,334
Cisco Systems, Inc.	637,709	25,068,341
F5 Networks, Inc. *	9,148	975,451
Juniper Networks, Inc.	51,738	990,265
Motorola Solutions, Inc.	25,772	3,425,614

		32,043,005

Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	19,890	1,576,680
Quanta Services, Inc.	21,708	688,795

		2,265,475

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,234	1,747,350
Vulcan Materials Co.	19,542	2,111,904

		3,859,254

Consumer Finance 0.5%
American Express Co. (a)	100,579	8,610,568
Capital One Financial Corp.	69,219	3,490,022
Discover Financial Services	46,100	1,644,387
Synchrony Financial	85,240	1,371,512

		15,116,489

Containers & Packaging 0.3%
Amcor plc (a)	252,065	2,046,768
Avery Dennison Corp.	12,088	1,231,404
Ball Corp.	49,441	3,196,855
International Paper Co.	57,484	1,789,477
Packaging Corp. of America	14,569	1,265,026
Sealed Air Corp. (a)	24,353	601,763
Westrock Co.	39,274	1,109,883

		11,241,176

Distributors 0.1%
Genuine Parts Co. (a)	21,364	1,438,438
LKQ Corp. *(a)	47,454	973,282

		2,411,720

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	26,423	372,036

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B *	294,020	53,755,677

Diversified Telecommunication Services 2.1%
AT&T, Inc.	1,097,801	32,000,899
CenturyLink, Inc.	149,891	1,417,969
Verizon Communications, Inc.	621,561	33,396,472

		66,815,340

Common Stocks (continued)
	Shares	Value

Electric Utilities 2.2%
Alliant Energy Corp.	36,396	$1,757,563
American Electric Power Co., Inc.	74,773	5,980,344
Duke Energy Corp. (a)	110,194	8,912,491
Edison International (a)	53,761	2,945,565
Entergy Corp.	29,496	2,771,739
Evergy, Inc.	33,431	1,840,377
Eversource Energy	48,557	3,797,643
Exelon Corp.	146,918	5,408,052
FirstEnergy Corp.	80,366	3,220,266
NextEra Energy, Inc.	73,490	17,683,164
NRG Energy, Inc.	38,952	1,061,831
Pinnacle West Capital Corp.	17,290	1,310,409
PPL Corp.	110,839	2,735,506
Southern Co. (The)	156,615	8,479,136
Xcel Energy, Inc.	79,337	4,784,021

		72,688,107

Electrical Equipment 0.4%
AMETEK, Inc.	35,287	2,541,370
Eaton Corp. plc	62,650	4,867,278
Emerson Electric Co.	92,232	4,394,855
Rockwell Automation, Inc.	17,401	2,625,985

		14,429,488

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	44,571	3,248,334
CDW Corp.	21,464	2,001,947
Corning, Inc. (a)	114,152	2,344,682
FLIR Systems, Inc.	20,752	661,781
IPG Photonics Corp. *(a)	5,552	612,275
Keysight Technologies, Inc. *	27,720	2,319,610
TE Connectivity Ltd.	50,361	3,171,736
Zebra Technologies Corp., Class A *	7,798	1,431,713

		15,792,078

Energy Equipment & Services 0.2%
Baker Hughes Co.	99,750	1,047,375
Halliburton Co.	128,466	879,992
Helmerich & Payne, Inc. (a)	16,980	265,737
National Oilwell Varco, Inc.	59,108	581,032
Schlumberger Ltd.	203,490	2,745,080
TechnipFMC plc	64,291	433,321

		5,952,537

Entertainment 2.0%
Activision Blizzard, Inc. *(a)	116,314	6,918,357
Electronic Arts, Inc. *	44,217	4,429,217
Live Nation Entertainment, Inc. *	21,782	990,210
Netflix, Inc. *	65,858	24,729,679
Take-Two Interactive Software, Inc. *	16,755	1,987,310
Walt Disney Co. (The)	270,819	26,161,115

		65,215,888

Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	17,800	2,439,668
American Tower Corp.	66,525	14,485,819
Apartment Investment & Management Co., Class A	22,629	795,409
AvalonBay Communities, Inc.	21,040	3,096,457
Boston Properties, Inc.	21,450	1,978,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.	62,391	$9,009,260
Digital Realty Trust, Inc.	39,602	5,501,114
Duke Realty Corp.	53,408	1,729,351
Equinix, Inc.	12,807	7,998,868
Equity Residential	52,200	3,221,262
Essex Property Trust, Inc.	10,087	2,221,561
Extra Space Storage, Inc.	19,626	1,879,386
Federal Realty Investment Trust	10,733	800,789
Healthpeak Properties, Inc.	72,505	1,729,244
Host Hotels & Resorts, Inc.	104,401	1,152,587
Iron Mountain, Inc.	44,150	1,050,770
Kimco Realty Corp.	65,347	631,905
Mid-America Apartment Communities, Inc.	17,558	1,809,001
Prologis, Inc.	110,089	8,847,853
Public Storage	22,599	4,488,387
Realty Income Corp.	48,864	2,436,359
Regency Centers Corp.	25,746	989,419
SBA Communications Corp.	16,979	4,583,821
Simon Property Group, Inc.	45,165	2,477,752
SL Green Realty Corp.	12,812	552,197
UDR, Inc.	45,299	1,655,225
Ventas, Inc.	57,192	1,532,746
Vornado Realty Trust	24,570	889,680
Welltower, Inc.	61,223	2,802,789
Weyerhaeuser Co.	114,648	1,943,284

		94,730,296

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	66,486	18,957,153
Kroger Co. (The)	120,123	3,618,105
Sysco Corp.	77,343	3,529,161
Walgreens Boots Alliance, Inc.	111,530	5,102,497
Walmart, Inc.	213,500	24,257,870

		55,464,786

Food Products 1.2%
Archer-Daniels-Midland Co.	82,785	2,912,376
Campbell Soup Co.	26,163	1,207,684
Conagra Brands, Inc.	71,470	2,096,930
General Mills, Inc.	90,514	4,776,424
Hershey Co. (The)	22,373	2,964,423
Hormel Foods Corp. (a)	40,890	1,907,110
JM Smucker Co. (The) (a)	17,673	1,961,703
Kellogg Co.	36,861	2,211,291
Kraft Heinz Co. (The)	92,569	2,290,157
Lamb Weston Holdings, Inc.	22,585	1,289,604
McCormick & Co., Inc. (Non-Voting)	18,292	2,583,013
Mondelez International, Inc., Class A	216,367	10,835,659
Tyson Foods, Inc., Class A	43,770	2,532,970

		39,569,344

Gas Utilities 0.0%†
Atmos Energy Corp. (a)	17,386	1,725,213

Health Care Equipment & Supplies 3.7%
Abbott Laboratories	265,761	20,971,201
ABIOMED, Inc. *	6,951	1,009,007
Align Technology, Inc. *	10,683	1,858,308
Baxter International, Inc.	77,293	6,275,419
Becton Dickinson and Co.	40,830	9,381,509
Boston Scientific Corp. *	209,251	6,827,860
Cooper Cos., Inc. (The) (a)	7,607	2,097,022
Danaher Corp.	96,128	13,305,076
DENTSPLY SIRONA, Inc.	34,517	1,340,295
Edwards Lifesciences Corp. *	31,163	5,877,965
Hologic, Inc. *	39,210	1,376,271

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc. *	12,768	$3,092,920
Intuitive Surgical, Inc. *	17,443	8,637,948
Medtronic plc (a)	201,392	18,161,531
ResMed, Inc.	21,446	3,158,781
STERIS plc (a)	12,366	1,730,869
Stryker Corp. (a)	48,588	8,089,416
Teleflex, Inc.	7,095	2,077,842
Varian Medical Systems, Inc. *	13,242	1,359,424
Zimmer Biomet Holdings, Inc.	30,928	3,126,202

		119,754,866

Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	22,036	1,950,186
Anthem, Inc.	37,904	8,605,724
Cardinal Health, Inc.	43,757	2,097,711
Centene Corp. *	88,279	5,244,655
Cigna Corp.	55,931	9,909,855
CVS Health Corp.	195,382	11,592,014
DaVita, Inc. *(a)	13,862	1,054,344
HCA Healthcare, Inc.	40,073	3,600,559
Henry Schein, Inc. *	21,100	1,065,972
Humana, Inc.	19,786	6,213,200
Laboratory Corp. of America Holdings *	14,418	1,822,291
McKesson Corp.	24,280	3,284,113
Quest Diagnostics, Inc.	19,557	1,570,427
UnitedHealth Group, Inc.	142,645	35,572,810
Universal Health Services, Inc., Class B	12,507	1,239,193

		94,823,054

Health Care Technology 0.1%
Cerner Corp.	47,408	2,986,230

Hotels, Restaurants & Leisure 1.5%
Carnival Corp. (a)	59,293	780,889
Chipotle Mexican Grill, Inc. *	3,803	2,488,683
Darden Restaurants, Inc.	18,844	1,026,244
Hilton Worldwide Holdings, Inc.	42,334	2,888,872
Las Vegas Sands Corp.	50,274	2,135,137
Marriott International, Inc., Class A	40,905	3,060,103
McDonald’s Corp.	113,204	18,718,281
MGM Resorts International (a)	78,639	927,940
Norwegian Cruise Line Holdings Ltd. *	33,063	362,370
Royal Caribbean Cruises Ltd.	25,556	822,137
Starbucks Corp.	177,250	11,652,415
Wynn Resorts Ltd.	14,100	848,679
Yum! Brands, Inc.	45,622	3,126,476

		48,838,226

Household Durables 0.3%
DR Horton, Inc.	48,971	1,665,014
Garmin Ltd.	21,158	1,586,004
Leggett & Platt, Inc.	20,076	535,628
Lennar Corp., Class A (a)	41,918	1,601,267
Mohawk Industries, Inc. *	9,207	701,942
Newell Brands, Inc.	58,671	779,151
NVR, Inc. *	533	1,369,335
PulteGroup, Inc.	37,419	835,192
Whirlpool Corp.	8,999	772,114

		9,845,647

Household Products 1.9%
Church & Dwight Co., Inc.	36,655	2,352,518
Clorox Co. (The)	18,850	3,265,763
Colgate-Palmolive Co.	128,563	8,531,441
Kimberly-Clark Corp.	51,558	6,592,721
Procter & Gamble Co. (The)	375,103	41,261,330

		62,003,773

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Independent Power and Renewable Electricity Producers 0.0%†
AES Corp.	102,108	$1,388,669

Industrial Conglomerates 1.3%
3M Co.	86,401	11,794,600
General Electric Co.	1,309,758	10,399,479
Honeywell International, Inc.	107,783	14,420,288
Roper Technologies, Inc.	15,745	4,909,448

		41,523,815

Insurance 2.0%
Aflac, Inc.	111,386	3,813,857
Allstate Corp. (The)	49,040	4,498,439
American International Group, Inc.	131,213	3,181,915
Aon plc (a)	35,201	5,809,573
Arthur J Gallagher & Co.	27,696	2,257,501
Assurant, Inc.	8,581	893,196
Chubb Ltd.	67,737	7,565,546
Cincinnati Financial Corp.	22,218	1,676,348
Everest Re Group Ltd.	6,310	1,214,170
Globe Life, Inc.	15,454	1,112,225
Hartford Financial Services Group, Inc. (The)	53,654	1,890,767
Lincoln National Corp.	30,824	811,288
Loews Corp.	37,647	1,311,245
Marsh & McLennan Cos., Inc.	75,620	6,538,105
MetLife, Inc.	118,174	3,612,579
Principal Financial Group, Inc.	37,899	1,187,755
Progressive Corp. (The)	88,461	6,531,960
Prudential Financial, Inc.	60,389	3,148,683
Travelers Cos., Inc. (The)	39,157	3,890,248
Unum Group	32,835	492,853
Willis Towers Watson plc	19,285	3,275,557
WR Berkley Corp.	22,271	1,161,878

		65,875,688

Interactive Media & Services 5.2%
Alphabet, Inc., Class A *	45,001	52,288,912
Alphabet, Inc., Class C *	44,934	52,249,704
Facebook, Inc., Class A *	361,580	60,311,544
Twitter, Inc. *	116,687	2,865,833

		167,715,993

Internet & Direct Marketing Retail 4.2%
Amazon.com, Inc. *	62,584	122,021,276
Booking Holdings, Inc. *	6,265	8,428,430
eBay, Inc.	115,127	3,460,718
Expedia Group, Inc.	21,431	1,205,922

		135,116,346

IT Services 5.5%
Accenture plc, Class A	95,480	15,588,065
Akamai Technologies, Inc. *	24,092	2,204,177
Alliance Data Systems Corp.	6,308	212,264
Automatic Data Processing, Inc.	65,378	8,935,865
Broadridge Financial Solutions, Inc.	17,596	1,668,629
Cognizant Technology Solutions Corp., Class A	81,205	3,773,596
DXC Technology Co.	36,630	478,022
Fidelity National Information Services, Inc.	92,328	11,230,778
Fiserv, Inc. *	85,492	8,120,885
FleetCor Technologies, Inc. *	12,919	2,409,910
Gartner, Inc. *	13,831	1,377,153

Common Stocks (continued)
	Shares	Value

IT Services (continued)
Global Payments, Inc.	45,483	$6,560,013
International Business Machines Corp.	133,040	14,758,127
Jack Henry & Associates, Inc.	11,387	1,767,718
Leidos Holdings, Inc.	19,811	1,815,678
Mastercard, Inc., Class A	133,509	32,250,434
Paychex, Inc.	47,770	3,005,688
PayPal Holdings, Inc. *	176,504	16,898,493
VeriSign, Inc. *	15,441	2,780,770
Visa, Inc., Class A (a)	257,475	41,484,372
Western Union Co. (The)	65,266	1,183,273

		178,503,910

Leisure Products 0.0%†
Hasbro, Inc.	19,671	1,407,460

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. (a)	46,258	3,312,998
Illumina, Inc. *	22,219	6,068,453
IQVIA Holdings, Inc. *	27,206	2,934,439
Mettler-Toledo International, Inc. *	3,634	2,509,313
PerkinElmer, Inc.	17,214	1,295,870
Thermo Fisher Scientific, Inc.	60,278	17,094,841
Waters Corp. *	9,447	1,719,827

		34,935,741

Machinery 1.4%
Caterpillar, Inc.	82,635	9,588,965
Cummins, Inc.	22,939	3,104,106
Deere & Co.	46,983	6,491,171
Dover Corp.	21,448	1,800,345
Flowserve Corp.	20,349	486,138
Fortive Corp.	44,127	2,435,369
IDEX Corp.	11,711	1,617,406
Illinois Tool Works, Inc. (a)	44,040	6,258,965
Ingersoll Rand, Inc. *(a)	53,051	1,315,665
PACCAR, Inc.	51,656	3,157,731
Parker-Hannifin Corp.	19,255	2,497,951
Pentair plc	25,983	773,254
Snap-on, Inc. (a)	7,874	856,849
Stanley Black & Decker, Inc.	22,673	2,267,300
Westinghouse Air Brake Technologies Corp.	26,398	1,270,536
Xylem, Inc. (a)	26,361	1,716,892

		45,638,643

Media 1.3%
Charter Communications, Inc., Class A *(a)	23,499	10,252,848
Comcast Corp., Class A	682,526	23,465,244
Discovery, Inc., Class A *(a)	20,043	389,636
Discovery, Inc., Class C *	51,848	909,414
DISH Network Corp., Class A *	39,415	787,906
Fox Corp., Class A	50,678	1,197,521
Fox Corp., Class B	25,137	575,135
Interpublic Group of Cos., Inc. (The)	59,343	960,763
News Corp., Class A	59,406	533,169
News Corp., Class B	19,208	172,680
Omnicom Group, Inc.	31,857	1,748,949
ViacomCBS, Inc. (a)	83,274	1,166,669

		42,159,934

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Metals & Mining 0.3%
Freeport-McMoRan, Inc.	210,828	$1,423,089
Newmont Corp.	123,682	5,600,321
Nucor Corp. (a)	46,677	1,681,305

		8,704,715

Multiline Retail 0.5%
Dollar General Corp.	38,106	5,754,387
Dollar Tree, Inc. *	35,231	2,588,421
Kohl’s Corp. (a)	24,501	357,470
Macy’s, Inc. (a)	47,699	234,202
Nordstrom, Inc. (a)	16,649	255,396
Target Corp.	76,156	7,080,223

		16,270,099

Multi-Utilities 1.1%
Ameren Corp.	36,647	2,669,001
CenterPoint Energy, Inc.	77,270	1,193,822
CMS Energy Corp.	42,419	2,492,116
Consolidated Edison, Inc.	50,037	3,902,886
Dominion Energy, Inc.	124,379	8,978,920
DTE Energy Co.	28,694	2,725,069
NiSource, Inc.	57,416	1,433,678
Public Service Enterprise Group, Inc.	75,774	3,403,010
Sempra Energy	42,781	4,833,825
WEC Energy Group, Inc.	47,605	4,195,429

		35,827,756

Oil, Gas & Consumable Fuels 2.4%
Apache Corp. (a)	58,322	243,786
Cabot Oil & Gas Corp.	60,059	1,032,414
Chevron Corp.	284,159	20,590,161
Concho Resources, Inc. (a)	29,491	1,263,689
ConocoPhillips	163,828	5,045,902
Devon Energy Corp.	59,821	413,363
Diamondback Energy, Inc.	23,621	618,870
EOG Resources, Inc.	87,791	3,153,453
Exxon Mobil Corp.	635,486	24,129,404
Hess Corp.	39,538	1,316,615
HollyFrontier Corp.	23,313	571,402
Kinder Morgan, Inc.	294,060	4,093,315
Marathon Oil Corp.	122,964	404,552
Marathon Petroleum Corp.	98,071	2,316,437
Noble Energy, Inc. (a)	74,471	449,805
Occidental Petroleum Corp. (a)	134,029	1,552,056
ONEOK, Inc.	62,298	1,358,719
Phillips 66	67,136	3,601,846
Pioneer Natural Resources Co.	24,827	1,741,614
Valero Energy Corp. (a)	62,274	2,824,749
Williams Cos., Inc. (The)	180,453	2,553,410

		79,275,562

Personal Products 0.2%
Coty, Inc., Class A	46,329	239,057
Estee Lauder Cos., Inc. (The), Class A	33,699	5,369,599

		5,608,656

Pharmaceuticals 5.1%
Allergan plc	49,494	8,765,388
Bristol-Myers Squibb Co.	352,084	19,625,162
Eli Lilly & Co.	127,003	17,617,856
Johnson & Johnson	395,487	51,860,210
Merck & Co., Inc.	382,645	29,440,706
Mylan NV *	79,257	1,181,722
Perrigo Co. plc (a)	21,039	1,011,766
Pfizer, Inc.	831,427	27,137,777
Zoetis, Inc.	71,333	8,395,181

		165,035,768

Common Stocks (continued)
	Shares	Value

Professional Services 0.3%
Equifax, Inc.	18,048	$2,155,834
IHS Markit Ltd.	60,080	3,604,800
Nielsen Holdings plc	54,800	687,192
Robert Half International, Inc.	18,101	683,313
Verisk Analytics, Inc.	24,464	3,409,792

		10,540,931

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	50,182	1,892,363

Road & Rail 1.0%
CSX Corp.	116,747	6,689,603
JB Hunt Transport Services, Inc.	13,151	1,212,917
Kansas City Southern	14,671	1,865,858
Norfolk Southern Corp.	38,769	5,660,274
Old Dominion Freight Line, Inc.	14,775	1,939,366
Union Pacific Corp.	104,264	14,705,395

		32,073,413

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	176,905	8,045,639
Analog Devices, Inc. (a)	54,750	4,908,337
Applied Materials, Inc.	140,165	6,422,360
Broadcom, Inc.	59,555	14,120,491
Intel Corp.	653,584	35,371,966
KLA Corp.	23,786	3,419,000
Lam Research Corp.	22,001	5,280,240
Maxim Integrated Products, Inc.	40,160	1,952,178
Microchip Technology, Inc. (a)	36,815	2,496,057
Micron Technology, Inc. *	166,122	6,987,091
NVIDIA Corp.	91,972	24,243,819
Qorvo, Inc. *(a)	16,973	1,368,533
QUALCOMM, Inc.	171,582	11,607,522
Skyworks Solutions, Inc.	25,302	2,261,493
Texas Instruments, Inc.	140,492	14,039,366
Xilinx, Inc.	37,439	2,917,996

		145,442,088

Software 8.5%
Adobe, Inc. *	72,799	23,167,554
ANSYS, Inc. *(a)	12,775	2,969,804
Autodesk, Inc. *	32,791	5,118,675
Cadence Design Systems, Inc. *	41,333	2,729,631
Citrix Systems, Inc.	17,366	2,458,157
Fortinet, Inc. *(a)	21,852	2,210,767
Intuit, Inc.	39,280	9,034,400
Microsoft Corp.	1,146,480	180,811,361
NortonLifeLock, Inc.	88,210	1,650,409
Oracle Corp.	325,646	15,738,471
Paycom Software, Inc. *(a)	7,126	1,439,523
salesforce.com, Inc. *	133,264	19,187,351
ServiceNow, Inc. *	28,218	8,086,715
Synopsys, Inc. *	22,446	2,890,820

		277,493,638

Specialty Retail 2.2%
Advance Auto Parts, Inc.	10,706	999,084
AutoZone, Inc. *	3,573	3,022,758
Best Buy Co., Inc.	33,645	1,917,765
CarMax, Inc. *(a)	24,416	1,314,313
Gap, Inc. (The) (a)	33,086	232,925
Home Depot, Inc. (The)	163,984	30,617,453
L Brands, Inc. (a)	35,133	406,137
Lowe’s Cos., Inc.	114,852	9,883,015
O’Reilly Automotive, Inc. *	11,461	3,450,334
Ross Stores, Inc.	54,863	4,771,435
Tiffany & Co.	15,904	2,059,568
TJX Cos., Inc. (The)	181,350	8,670,343
Tractor Supply Co.	18,363	1,552,592

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
Ulta Beauty, Inc. *	8,401	$1,476,056

		70,373,778

Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	627,856	159,657,502
Hewlett Packard Enterprise Co.	192,038	1,864,689
HP, Inc.	222,718	3,866,385
NetApp, Inc.	33,052	1,377,938
Seagate Technology plc	33,559	1,637,679
Western Digital Corp.	44,116	1,836,108
Xerox Holdings Corp.	29,301	554,961

		170,795,262

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd. *(a)	24,135	260,417
Hanesbrands, Inc. (a)	55,722	438,532
NIKE, Inc., Class B	187,118	15,482,143
PVH Corp.	11,349	427,177
Ralph Lauren Corp. (a)	7,688	513,789
Tapestry, Inc.	42,653	552,356
Under Armour, Inc., Class A *(a)	29,091	267,928
Under Armour, Inc., Class C *(a)	29,827	240,406
VF Corp.	48,837	2,641,105

		20,823,853

Tobacco 0.9%
Altria Group, Inc.	280,565	10,849,449
Philip Morris International, Inc.	233,772	17,056,005

		27,905,454

Trading Companies & Distributors 0.2%
Fastenal Co.	85,625	2,675,781
United Rentals, Inc. *(a)	11,617	1,195,389
WW Grainger, Inc.	6,393	1,588,661

		5,459,831

Water Utilities 0.1%
American Water Works Co., Inc.	27,010	3,229,316

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc. *	47,687	4,000,939

Total Common Stocks (cost $1,845,828,734)		3,219,218,468

Repurchase Agreements 0.6%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $12,984,726, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $13,244,416. (b)	$12,984,722	12,984,722

Repurchase Agreements (continued)
	Principal Amount	Value

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $2,040,000. (b)	$2,000,000	$2,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000. (b)	1,000,000	1,000,000
Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,008, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $2,040,000. (b)	2,000,000	2,000,000

Total Repurchase Agreements (cost $17,984,722)		17,984,722

Total Investments (cost $1,863,813,456) — 99.7%		3,237,203,190

Other assets in excess of liabilities — 0.3%		10,933,498

NET ASSETS — 100.0%		$3,248,136,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*    Denotes a non-income producing security.

†    Amount rounds to less than 0.1%.

(a)   The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $169,759,390, which was collateralized by cash used to purchase repurchase agreements with a total value of $17,984,722 and by $160,814,036 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $178,798,758.

(b)   Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $17,984,722.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	222	6/2020	USD	28,523,670	592,830

					592,830

At March 31, 2020, the Fund had $2,691,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,219,218,468	$–	$–	$3,219,218,468
Futures Contracts	592,830	–	–	592,830
Repurchase Agreements	–	17,984,722	–	17,984,722
Total	$3,219,811,298	$17,984,722	$–	$3,237,796,020

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$ 592,830
Total		$ 592,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 24.4%
	Principal Amount	Value

Airlines 1.3%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$7,593,249	$7,066,323
American Airlines Pass-Through Trust
Series 2013-2, Class B, 5.60%, 7/15/2020(a)	1,784,744	1,771,359
Series 2015-1, Class B, 3.70%, 5/1/2023	2,391,299	2,142,163
Series 2015-2, Class B, 4.40%, 9/22/2023	3,046,057	2,578,615
Series 2016-3, Class B, 3.75%, 10/15/2025	2,881,315	2,302,492
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	8,287,037	6,712,311

		22,573,263

Automobiles 3.2%
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	2,737,993	2,727,594
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	6,050,000	5,853,144
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	5,000,000	4,638,691
First Investors Auto Owner Trust
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	42,866	42,824
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	1,173,111	1,170,298
Flagship Credit Auto Trust
Series 2019-3, Class A, 2.33%, 2/15/2024(a)	3,997,003	3,889,747
Series 2019-4, Class A, 2.17%, 6/17/2024(a)	3,244,728	3,191,088
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03%, 12/15/2027(a)	5,000,000	4,999,556
Foursight Capital Automobile Receivables Trust
Series 2018-2, Class A2, 3.32%, 4/15/2022(a)	483,915	482,860
Series 2020-1, Class A2, 1.97%, 9/15/2023(a)	2,250,000	2,208,028
Series 2020-1, Class A3, 2.05%, 10/15/2024(a)	3,150,000	3,032,196
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2, 2.54%, 4/18/2022(a)	4,666,667	4,663,500
Series 2018-2A, Class A2, 3.69%, 10/15/2023(a)	1,666,667	1,580,279
Series 2019-2A, Class A2, 2.07%, 10/15/2024(a)	4,000,000	3,741,750
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	14,000,000	13,933,746
United Auto Credit Securitization Trust, Series 2019-1, Class A, 2.82%, 7/12/2021(a)	1,191,116	1,189,705

		57,345,006

Credit Card 4.2%
American Express Credit Account Master Trust
Series 2017-3, Class A, 1.77%, 11/15/2022	14,000,000	13,994,100

Asset-Backed Securities (continued)
	Principal Amount	Value

Credit Card (continued)
Series 2019-1, Class A, 2.87%, 10/15/2024	$10,000,000	$10,303,780
Series 2019-2, Class A, 2.67%, 11/15/2024	9,000,000	9,249,804
BA Credit Card Trust, Series 2018-A1, Class A1, 2.70%, 7/17/2023	13,650,000	13,779,336
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	11,000,000	10,998,900
Discover Card Execution Note Trust
Series 2018-A5, Class A5, 3.32%, 3/15/2024	11,000,000	11,123,043
Series 2019-A1, Class A1, 3.04%, 7/15/2024	5,350,000	5,512,722

		74,961,685

Electric Utilities 0.7%
AEP Texas Restoration Funding LLC, Series 2019-1, Class A1, 2.06%, 2/1/2027	13,120,211	12,973,287

Home Equity 2.6%
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 1.21%, 1/25/2037(b)	8,168,126	7,937,996
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 1.68%, 8/25/2035(b)	5,503,736	5,321,692
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 1.71%, 1/25/2035(b)	5,456,987	5,281,320
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	2,091,607	2,162,551
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 2.19%, 1/25/2036(b)	1,470,000	1,397,402
RASC Trust, Series 2005-KS12, Class M2, 1.41%, 1/25/2036(b)	14,555,000	13,260,537
Soundview Home Loan Trust
Series 2005-CTX1, Class M3, 1.42%, 11/25/2035(b)	6,750,000	6,564,333
Series 2006-WF2, Class M1, 1.17%, 12/25/2036(b)	4,361,439	4,221,351
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 1.67%, 7/25/2035(b)	473,527	471,795

		46,618,977

Other 12.4%
ALM VII Ltd., Series 2012-7A, Class A1A2, 3.00%, 7/15/2029(a)(b)	19,000,000	18,320,104
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	906,068	880,986
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	4,551,314	4,422,783
AMMC CLO 22 Ltd.
Series 2018-22A, Class A, 2.82%, 4/25/2031(a)(b)	5,000,000	4,669,975
Series 2018-22A, Class B, 3.24%, 4/25/2031(a)(b)	5,000,000	4,396,540
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 3.50%, 7/24/2029(a)(b)	9,000,000	8,178,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
AMMC CLO XIV Ltd., Series 2014-14A, Class A2LR, 3.49%, 7/25/2029(a)(b)	$8,947,368	$8,150,721
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	3,842,544	3,839,310
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	4,537,735	4,475,213
Series 2017-SPL4, Class A, 3.50%, 1/28/2055(a)(b)	2,336,531	2,317,293
CCG Receivables Trust
Series 2017-1, Class A2, 1.84%, 11/14/2023(a)	378,795	378,522
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	3,952,656	3,941,127
Series 2019-1, Class A2, 2.80%, 9/14/2026(a)	5,582,004	5,652,981
Series 2019-2, Class A2, 2.11%, 3/15/2027(a)	7,309,000	7,241,479
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R, 2.23%, 6/9/2030(a)(b)	10,000,000	9,603,350
Series 2013-1A, Class BR, 2.75%, 6/9/2030(a)(b)	7,000,000	6,251,882
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 2.82%, 1/20/2031(a)(b)	3,000,000	2,809,806
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A2, 3.19%, 10/17/2030(a)(b)	8,500,000	7,777,551
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 3.52%, 7/18/2030(a)(b)	4,500,000	4,162,014
E3, Series 2019-1, Class A, 3.10%, 9/20/2055(a)	2,336,638	2,400,167
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/2031(a)	1,080,693	1,078,881
Federal Express Corp. Pass-Through Trust, Series 1998 6.72%, 1/15/2022	136,251	142,410
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	1,179,240	1,177,998
Goodgreen, Series 2019-2A, Class A, 2.76%, 10/15/2054(a)	8,713,435	8,256,192
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	470,501	473,513
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	696,335	724,005
Invitation Homes Trust, Series 2018-SFR3, Class A, 1.80%, 7/17/2037(a)(b)	4,676,176	4,336,950
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 3.08%, 7/20/2026(a)(b)	1,055,906	1,045,046
Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.50%, 4/25/2066(a)(b)	10,840,000	10,942,893
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A, Class A, 3.15%, 1/19/2032(a)(b)	2,000,000	1,880,304
Series 2019-32A, Class B, 3.67%, 1/19/2032(a)(b)	1,000,000	897,659
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2019-T4, Class AT4, 2.33%, 10/15/2051(a)	880,000	852,648

Asset-Backed Securities (continued)
	Principal Amount	Value

Other (continued)
Series 2019-T3, Class AT3, 2.51%, 9/15/2052(a)	$5,540,000	$5,280,055
Series 2019-T2, Class AT2, 2.52%, 8/15/2053(a)	8,230,000	7,701,792
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/2052(a)	7,266,000	6,935,176
Ocwen Master Advance Receivables Trust, Series 2019-T2, Class AT2, 2.42%, 8/15/2051(a)	6,000,000	5,909,954
Owl Rock CLO I Ltd., Series 2019-1A, Class A, 3.49%, 5/20/2031(a)(b)	10,000,000	9,232,490
Renew
Series 2018-1, Class A, 3.95%, 9/20/2053(a)	3,595,924	3,746,070
Series 2017-2A, Class A, 3.22%, 9/22/2053(a)	3,204,044	3,051,567
Southwick Park CLO LLC
Series 2019-4A, Class A1, 3.12%, 7/20/2032(a)(b)	14,500,000	13,877,443
Series 2019-4A, Class B1, 3.57%, 7/20/2032(a)(b)	2,500,000	2,284,632
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2, Class AT2, 2.32%, 10/15/2052(a)	5,040,000	4,867,132
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 6/15/2028(a)	2,749,345	2,735,042
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	609,001	606,955
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, 10/25/2059(a)(b)	14,966,517	14,642,214

		222,549,359

Total Asset-Backed Securities (cost $452,683,335)		437,021,577

Collateralized Mortgage Obligations 8.9%
	Principal Amount	Value
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(a)(b)	7,477,392	7,412,024
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(a)(b)	7,477,392	7,412,024
Chase Mortgage Finance Corp., Series 2016-SH1, Class M2, 3.75%, 4/25/2045(a)(b)	1,567,355	1,545,302
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.00%, 9/25/2064(a)(b)	3,595,239	3,581,027
FHLMC REMICS, Series 3616, Class PA, 4.50%, 11/15/2039	36,829	37,564
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/2033(c)	5,811	5,893
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 1.28%, 10/25/2035(b)	2,946,896	2,859,795
Mello Warehouse Securitization Trust
Series 2019-1, Class A, 1.75%, 6/25/2052(a)(b)	6,700,000	6,501,256
Series 2019-1, Class B, 1.95%, 6/25/2052(a)(b)	1,430,000	1,370,104
MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/2057(a)(b)	4,324,979	4,255,354

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Value
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.47%, 12/25/2059(a)(b)	7,477,392	7,412,024
Mello Warehouse Securitization Trust (continued)
Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/2059(a)(b)	$7,563,218	$7,354,418
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035(a)(b)	9,191,161	9,463,809
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054(a)(b)	3,697,996	3,824,483
Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	1,867,605	1,919,969
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	1,882,665	1,936,502
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	4,866,805	5,038,442
Series 2017-2A, Class A3, 4.00%, 3/25/2057(a)(b)	6,860,742	7,125,023
Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	2,948,403	3,053,625
Series 2019-1A, Class A1, 4.00%, 9/25/2057(a)(b)	3,032,842	3,118,345
Series 2019-2A, Class A1, 4.25%, 12/25/2057(a)(b)	7,989,670	8,083,698
Series 2018-5A, Class A1, 4.75%, 12/25/2057(a)(b)	5,707,142	5,954,853
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	2,034,506	2,122,579
Series 2018-3A, Class A1, 4.50%, 5/25/2058(a)(b)	11,193,735	11,617,115
Series 2019-3A, Class A1A, 3.75%, 11/25/2058(a)(b)	3,331,525	3,342,752
Series 2019-RPL2, Class A1, 3.25%, 2/25/2059(a)(b)	16,523,104	16,689,647
Series 2019-6A, Class A1B, 3.50%, 9/25/2059(a)(b)	5,442,096	5,540,903
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/2018	29,635	29,848
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	3,569,700	3,414,301
Series 2018-VFS1, Class A1, 4.27%, 12/26/2053(a)(b)	2,358,057	2,312,448
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	1,156,382	1,142,814
Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	999,728	990,600
Series 2018-8, Class A4, 4.00%, 11/25/2048(a)(b)	3,727,503	3,698,592
Visio Trust
Series 2019-1, Class A1, 3.57%, 6/25/2054(a)(b)	13,716,469	12,955,207
Series 2019-2, Class A1, 2.72%, 11/25/2054(a)(b)	12,683,946	11,811,155

Total Collateralized Mortgage Obligations (cost $163,261,944)		160,109,447

Commercial Mortgage-Backed Securities 0.3%
	Principal Amount	Value

AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	4,000,000	3,972,879

Commercial Mortgage-Backed Securities (continued)
	Principal Amount	Value

Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/5/2032(a)(b)	$1,300,000	$1,283,499
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 0.98%, 12/15/2048(b)	21,271,635	447,385

Total Commercial Mortgage-Backed Securities (cost $5,887,976)		5,703,763

Corporate Bonds 20.0%
	Principal Amount	Value

Aerospace & Defense 0.5%
United Technologies Corp., 3.65%, 8/16/2023(d)	8,925,000	9,384,738

Automobiles 0.2%
Daimler Finance North America LLC, 2.70%, 6/14/2024(a)(d)	3,000,000	2,896,821

Banks 6.1%
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021(e)	2,500,000	2,496,304
(ICE LIBOR USD 3 Month + 1.16%), 2.98%, 1/20/2023(d)(e)	5,000,000	4,781,828
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(e)	8,623,000	8,797,152
Citibank NA, 2.10%, 6/12/2020	15,000,000	14,971,441
Citigroup, Inc., 4.40%, 6/10/2025	7,000,000	7,319,085
Citizens Financial Group, Inc., 3.75%, 7/1/2024	9,075,000	9,040,318
Cooperatieve Rabobank UA, 3.95%, 11/9/2022	7,770,000	7,843,094
4.63%, 12/1/2023	2,386,000	2,466,700
HSBC Holdings plc, 3.40%, 3/8/2021	15,000,000	15,082,484
ING Groep NV, 3.15%, 3/29/2022	5,000,000	5,023,670
JPMorgan Chase & Co., 4.63%, 5/10/2021	15,000,000	15,415,241
2.30%, 8/15/2021	10,000,000	9,989,662
Wells Fargo & Co., 4.13%, 8/15/2023	7,000,000	7,202,044

		110,429,023

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	6,950,000	7,460,890
Bacardi Ltd., 4.45%, 5/15/2025(a)(d)	5,000,000	5,254,725

		12,715,615

Biotechnology 0.6%
AbbVie, Inc., 2.50%, 5/14/2020	8,000,000	8,000,556
2.60%, 11/21/2024(a)	2,000,000	2,019,320

		10,019,876

Building Products 0.2%
Carrier Global Corp., 2.24%, 2/15/2025(a)	3,750,000	3,642,887

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Value

Capital Markets 2.4%
Goldman Sachs Group, Inc. (The),
5.25%, 7/27/2021	$4,000,000	$4,128,299
(ICE LIBOR USD 3 Month + 1.05%),
2.91%, 6/5/2023(e)	7,000,000	7,020,119
3.75%, 5/22/2025	2,000,000	2,070,298
Morgan Stanley,
5.75%, 1/25/2021	16,302,000	16,732,719
UBS AG,
2.20%, 6/8/2020(a)	5,000,000	4,985,553
UBS Group AG,
2.65%, 2/1/2022(a)(d)	9,000,000	8,859,814

		43,796,802

Diversified Telecommunication Services 0.9%
AT&T, Inc.,
4.10%, 2/15/2028	5,102,000	5,353,378
CCO Holdings LLC,
5.75%, 2/15/2026(a)	10,000,000	10,126,500

		15,479,878

Electric Utilities 0.7%
Evergy, Inc.,
5.29%, 6/15/2022(c)	11,510,000	11,877,352

Food Products 0.3%
Kraft Heinz Foods Co.,
3.00%, 6/1/2026	5,000,000	4,857,884

Health Care Providers & Services 0.7%
Allergan Sales LLC, 4.88%, 2/15/2021(a)	930,000	944,404
CVS Health Corp., 3.70%, 3/9/2023	10,775,000	11,191,647

		12,136,051

Insurance 0.3%
Principal Life Global Funding II, 2.25%, 11/21/2024(a)(d)	6,000,000	5,858,568

Media 0.9%
Charter Communications Operating LLC, 3.58%, 7/23/2020	5,000,000	4,984,444
4.91%, 7/23/2025	3,000,000	3,184,780
Comcast Corp., 3.70%, 4/15/2024(d)	7,500,000	8,048,634

		16,217,858

Oil, Gas & Consumable Fuels 2.4%
Aker BP ASA, 4.75%, 6/15/2024(a)	17,000,000	14,261,567
BP Capital Markets America, Inc., 3.79%, 2/6/2024(d)	5,000,000	5,125,819
BP Capital Markets plc, 3.81%, 2/10/2024	3,975,000	4,008,875
Energy Transfer Operating LP, 4.25%, 3/15/2023	3,350,000	3,033,426
5.88%, 1/15/2024	3,500,000	3,305,127
Marathon Oil Corp., 3.85%, 6/1/2025(d)	3,000,000	2,161,462
MPLX LP, 4.25%, 12/1/2027(a)	2,500,000	2,019,368
Occidental Petroleum Corp., 2.70%, 8/15/2022	3,000,000	2,139,136
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	4,000,000	3,703,829

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The), 3.90%, 1/15/2025	$4,500,000	$4,143,466

		43,902,075

Pharmaceuticals 1.5%
Allergan Funding SCS, 3.45%, 3/15/2022	10,000,000	10,383,381
Bristol-Myers Squibb Co., 2.88%, 8/15/2020(a)	5,000,000	5,017,517
2.90%, 7/26/2024(a)	8,900,000	9,431,813
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/2021	1,555,000	1,485,305

		26,318,016

Professional Services 0.3%
Equifax, Inc., 2.60%, 12/1/2024	5,000,000	4,725,859

Road & Rail 0.4%
Ashtead Capital, Inc., 4.13%, 8/15/2025(a)	7,500,000	6,881,250

Semiconductors & Semiconductor Equipment 0.4%
QUALCOMM, Inc., 2.60%, 1/30/2023(d)	8,000,000	8,180,075

Thrifts & Mortgage Finance 0.5%
BPCE SA, 4.00%, 9/12/2023(a)	3,000,000	3,024,030
5.70%, 10/22/2023(a)	6,800,000	6,985,503

		10,009,533

Total Corporate Bonds (cost $366,015,924)		359,330,161

Loan Participations 0.6%
	Principal Amount	Value

Software 0.6%
Open Text Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 1.75%), 2.74%, 5/30/2025 (e)	947,835	890,728
TIBCO Software, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.74%, 6/30/2026 (e)	9,531,043	8,959,180

		9,849,908

Total Loan Participations (cost $10,005,316)		9,849,908

Mortgage-Backed Securities 11.0%
	Principal Amount	Value

FHLMC Non Gold Pool
Pool# 1Q0648 3.66%, 6/1/2037(b)	371,847	373,119
Pool# 1B3601 4.32%, 10/1/2037(b)	130,486	131,368

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)
	Principal Amount	Value

FHLMC UMBS Pool
Pool# ZS8710 3.00%, 8/1/2033	$11,878,716	$12,445,153
Pool# ZT2091 3.00%, 6/1/2034	9,090,920	9,517,249
Pool# SB8004 2.50%, 7/1/2034	1,920,890	1,992,667
Pool# SB8000 3.00%, 7/1/2034	16,275,162	17,038,361
Pool# SD8001 3.50%, 7/1/2049	19,161,949	20,210,274
FNMA Pool
Pool# 747271 4.58%, 7/1/2034(b)	322,925	330,330
Pool# 886345 4.22%, 8/1/2036(b)	64,514	65,217
Pool# 949691 3.98%, 9/1/2037(b)	72,701	73,255
FNMA UMBS Pool
Pool# FM2237 2.50%, 5/1/2029	10,056,376	10,427,793
Pool# CA4488 2.50%, 7/1/2034	6,638,990	6,885,589
Pool# MA3695 3.00%, 7/1/2034	37,555,042	39,284,074
Pool# FM1776 3.00%, 10/1/2034	65,774,988	68,774,554
Pool# BN0906 4.00%, 11/1/2048	9,016,431	9,693,807

Total Mortgage-Backed Securities (cost $192,066,931)		197,242,810

U.S. Treasury Obligations 30.8%
	Principal Amount	Value

U.S. Treasury Bonds, 7.13%, 2/15/2023	5,000,000	5,984,766
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2022 (f)	15,000,000	15,693,011
0.13%, 7/15/2022 (f)	73,000,000	81,125,196
U.S. Treasury Notes 2.63%, 7/31/2020 (d)	22,500,000	22,695,117
2.63%, 8/15/2020 (d)	2,000,000	2,019,687
1.63%, 10/15/2020 (d)	1,000,000	1,008,086
1.75%, 11/15/2020 (d)	8,000,000	8,084,375
2.38%, 12/31/2020	17,000,000	17,293,516
2.50%, 1/31/2021	11,500,000	11,728,203
2.38%, 3/15/2021	3,000,000	3,065,625
1.38%, 4/30/2021	10,000,000	10,133,203
2.63%, 5/15/2021	4,000,000	4,112,031
1.75%, 7/31/2021	25,000,000	25,523,438
2.13%, 8/15/2021	8,000,000	8,215,625
1.50%, 8/31/2021	50,000,000	50,931,640
1.50%, 9/30/2021	5,000,000	5,097,461
1.75%, 11/30/2021	57,000,000	58,467,305
2.00%, 11/30/2022	10,000,000	10,456,641
2.13%, 12/31/2022	5,135,000	5,395,361
2.00%, 5/31/2024 (d)	51,000,000	54,486,328
2.38%, 8/15/2024	50,000,000	54,369,141
2.25%, 10/31/2024	5,000,000	5,426,562
2.25%, 11/15/2024	8,000,000	8,686,875
2.00%, 8/15/2025	15,000,000	16,241,602
2.25%, 11/15/2025	4,000,000	4,395,625

U.S. Treasury Obligations (continued)
	Principal Amount	Value

U.S. Treasury Notes (continued) 2.63%, 1/31/2026	$54,000,000	$60,669,843

Total U.S. Treasury Obligations (cost $532,734,206)		551,306,263

Repurchase Agreements 0.1%
	Principal Amount	Value

Bank of America NA 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $554,926, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $566,024. (g)	554,925	554,925
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $500,002, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $510,000. (g)	500,000	500,000
Pershing LLC 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $1,000,004, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $1,020,000. (g)	1,000,000	1,000,000

Total Repurchase Agreements (cost $2,054,925)		2,054,925

Total Investments
(cost $1,724,710,557) — 96.1%		1,722,618,854
Other assets in excess of liabilities — 3.9%		70,795,985

NET ASSETS — 100.0%		$1,793,414,839

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Short Term Bond Fund (Continued)

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at March 31, 2020 was $545,394,553 which represents 30.41% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2020.
(d)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $93,966,309, which was collateralized by cash used to purchase repurchase agreements with a total value of $2,054,925 and by $94,500,076 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 4/2/2020 – 2/15/2050, a total value of $96,555,001.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.
(f)	Principal amounts are not adjusted for inflation.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $2,054,925.

CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
UMBS	Uniform Mortgage-Backed Securities

Currency:

USD	United States Dollar

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	4,411	6/2020	USD	972,108,586	12,835,232

					12,835,232

Short Contracts
U.S. Treasury 5 Year Note	(2,369)	6/2020	USD	(296,976,359)	(7,909,427)
U.S. Treasury 10 Year Note	(571)	6/2020	USD	(79,190,563)	(3,458,597)
U.S. Treasury 10 Year Ultra Bond	(307)	6/2020	USD	(47,901,594)	(2,677,393)

					(14,045,417)

					(1,210,185)

At March 31, 2020, the Fund had $3,075,146 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$437,021,577	$–	$437,021,577
Collateralized Mortgage Obligations	–	160,109,447	–	160,109,447
Commercial Mortgage-Backed Securities	–	5,703,763	–	5,703,763
Corporate Bonds	–	359,330,161	–	359,330,161
Futures Contracts	12,835,232	–	–	12,835,232
Loan Participations	–	9,849,908	–	9,849,908
Mortgage-Backed Securities	–	197,242,810	–	197,242,810
Repurchase Agreements	–	2,054,925	–	2,054,925
U.S. Treasury Obligations	–	551,306,263	–	551,306,263
Total Assets	$12,835,232	$1,722,618,854	$–	$1,735,454,086
Liabilities:
Futures Contracts	(14,045,417)	–	–	(14,045,417)
Total Liabilities	$(14,045,417)	$–	$–	$(14,045,417)
Total	$(1,210,185)	$1,722,618,854	$–	$1,721,408,669

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Short Term Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$12,835,232
Total		$12,835,232

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(14,045,417)
Total		$(14,045,417)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 97.1%
	Shares	Value

Aerospace & Defense 1.4%
AAR Corp. (a)	6,058	$107,590
Aerojet Rocketdyne Holdings, Inc. *	12,810	535,842
AeroVironment, Inc. *	3,760	229,210
Astronics Corp. *	3,920	35,986
Axon Enterprise, Inc. *	10,246	725,109
Cubic Corp. (a)	5,593	231,047
Ducommun, Inc. *	1,889	46,942
Kratos Defense & Security Solutions, Inc. *	15,578	215,599
Maxar Technologies, Inc. (a)	10,707	114,351
Mercury Systems, Inc. *	9,544	680,869
Moog, Inc., Class A	5,493	277,561
National Presto Industries, Inc.	858	60,755
Park Aerospace Corp.	2,990	37,674
Parsons Corp. *(a)	3,511	112,212
Triumph Group, Inc.	8,445	57,088
Vectrus, Inc. *	2,081	86,174

		3,554,009

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. *(a)	10,197	186,401
Atlas Air Worldwide Holdings, Inc. *	4,100	105,247
Echo Global Logistics, Inc. *	4,540	77,543
Forward Air Corp.	5,015	254,010
Hub Group, Inc., Class A *	5,643	256,587
Radiant Logistics, Inc. *	6,586	25,488

		905,276

Airlines 0.3%
Allegiant Travel Co. (a)	2,292	187,486
Hawaiian Holdings, Inc. (a)	8,335	87,017
Mesa Air Group, Inc. *	5,941	19,546
SkyWest, Inc.	8,812	230,786
Spirit Airlines, Inc. *(a)	12,350	159,192

		684,027

Auto Components 0.8%
Adient plc *	15,642	141,873
American Axle & Manufacturing Holdings, Inc. *	20,624	74,453
Cooper Tire & Rubber Co.	9,025	147,107
Cooper-Standard Holdings, Inc. *	2,897	29,752
Dana, Inc.	25,903	202,302
Dorman Products, Inc. *(a)	4,700	259,769
Fox Factory Holding Corp. *	6,569	275,898
Gentherm, Inc. *	5,729	179,891
LCI Industries (a)	4,347	290,510
Modine Manufacturing Co. *	9,517	30,930
Motorcar Parts of America, Inc. *(a)	3,544	44,583
Standard Motor Products, Inc.	3,621	150,525
Stoneridge, Inc. *	4,481	75,057
Tenneco, Inc., Class A *(a)	8,486	30,550
Visteon Corp. *(a)	4,871	233,711

		2,166,911

Automobiles 0.1%
Winnebago Industries, Inc.	5,550	154,346

Banks 8.8%
1st Constitution Bancorp	1,474	19,530
1st Source Corp.	2,931	95,052

Common Stocks (continued)
	Shares	Value

Banks (continued)
ACNB Corp.	2,075	$62,250
Allegiance Bancshares, Inc.	3,172	76,477
Amalgamated Bank, Class A	2,311	25,005
Amerant Bancorp, Inc. *	3,277	50,433
American National Bankshares, Inc.	1,983	47,394
Ameris Bancorp	11,062	262,833
Ames National Corp.	1,508	30,839
Arrow Financial Corp.	2,453	68,365
Atlantic Capital Bancshares, Inc. *	3,965	47,065
Atlantic Union Bankshares Corp.	14,351	314,287
Banc of California, Inc. (a)	8,402	67,216
BancFirst Corp.	3,279	109,420
Bancorp, Inc. (The) *	9,174	55,686
BancorpSouth Bank (a)	18,221	344,741
Bank First Corp.	978	54,768
Bank of Commerce Holdings	2,924	23,012
Bank of Marin Bancorp	2,312	69,360
Bank of NT Butterfield & Son Ltd. (The)	9,646	164,271
Bank of Princeton (The)	883	20,530
Bank7 Corp.	641	5,090
BankFinancial Corp.	2,483	21,875
Bankwell Financial Group, Inc.	1,096	16,725
Banner Corp.	5,263	173,890
Bar Harbor Bankshares	2,713	46,881
Baycom Corp. *	1,882	22,678
BCB Bancorp, Inc.	2,763	29,426
Berkshire Hills Bancorp, Inc.	8,451	125,582
Boston Private Financial Holdings, Inc.	12,064	86,258
Bridge Bancorp, Inc.	3,151	66,675
Brookline Bancorp, Inc.	11,654	131,457
Bryn Mawr Bank Corp.	3,986	113,123
Business First Bancshares, Inc.	2,030	27,405
Byline Bancorp, Inc.	4,619	47,899
C&F Financial Corp.	640	25,536
Cadence Bancorp	20,381	133,496
Cambridge Bancorp	834	43,368
Camden National Corp.	2,777	87,337
Capital Bancorp, Inc. *	1,347	16,864
Capital City Bank Group, Inc.	2,494	50,179
Capstar Financial Holdings, Inc.	2,858	28,266
Carolina Financial Corp.	4,100	106,067
Carter Bank & Trust	4,072	37,381
Cathay General Bancorp	14,173	325,270
CBTX, Inc.	3,497	62,142
CenterState Bank Corp.	21,480	370,100
Central Pacific Financial Corp.	4,215	67,018
Central Valley Community Bancorp	2,347	30,605
Century Bancorp, Inc., Class A	493	30,684
Chemung Financial Corp.	604	19,920
Citizens & Northern Corp.	1,994	39,880
City Holding Co. (a)	2,598	172,845
Civista Bancshares, Inc.	3,025	45,254
CNB Financial Corp.	2,659	50,175
Coastal Financial Corp. *	1,314	13,810
Codorus Valley Bancorp, Inc.	1,676	26,984
Colony Bankcorp, Inc.	1,122	14,025
Columbia Banking System, Inc.	11,701	313,587
Community Bank System, Inc. (a)	8,403	494,096
Community Bankers Trust Corp.	3,659	17,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
Community Financial Corp. (The)	755	$16,685
Community Trust Bancorp, Inc.	2,950	93,780
ConnectOne Bancorp, Inc.	6,164	82,844
CrossFirst Bankshares, Inc. *	8,929	75,004
Customers Bancorp, Inc. *	4,802	52,486
CVB Financial Corp.	23,734	475,867
Dime Community Bancshares, Inc.	5,255	72,046
Eagle Bancorp, Inc.	5,346	161,503
Enterprise Bancorp, Inc.	1,497	40,404
Enterprise Financial Services Corp.	4,382	122,302
Equity Bancshares, Inc., Class A *	2,895	49,939
Esquire Financial Holdings, Inc. *	1,079	16,239
Evans Bancorp, Inc.	849	20,639
Farmers & Merchants Bancorp, Inc.	1,979	51,276
Farmers National Banc Corp.	5,210	60,592
FB Financial Corp.	3,095	61,033
Fidelity D&D Bancorp, Inc. (a)	444	22,653
Financial Institutions, Inc.	3,124	56,669
First Bancorp, Inc.	1,758	38,676
First Bancorp/NC	5,338	123,201
First Bancorp/PR	34,675	184,471
First Bancshares, Inc. (The)	2,951	56,276
First Bank	2,813	19,522
First Busey Corp.	10,259	175,531
First Business Financial Services, Inc.	1,460	22,630
First Capital, Inc.	723	43,308
First Choice Bancorp	1,671	25,082
First Commonwealth Financial Corp.	14,809	135,354
First Community Bankshares, Inc.	4,239	98,769
First Financial Bancorp (a)	16,198	241,512
First Financial Bankshares, Inc. (a)	23,162	621,668
First Financial Corp.	2,372	79,984
First Financial Northwest, Inc.	1,187	11,917
First Foundation, Inc.	7,737	79,072
First Guaranty Bancshares, Inc.	1,171	16,898
First Internet Bancorp	1,933	31,740
First Interstate BancSystem, Inc., Class A	6,832	197,035
First Merchants Corp.	9,721	257,509
First Mid Bancshares, Inc.	3,040	72,170
First Midwest Bancorp, Inc.	17,802	235,609
First Northwest Bancorp	1,455	15,816
First of Long Island Corp. (The)	4,323	75,004
Flushing Financial Corp.	4,694	62,712
FNCB Bancorp, Inc.	2,711	18,733
Franklin Financial Network, Inc.	2,148	43,798
Franklin Financial Services Corp.	666	18,282
Fulton Financial Corp.	28,826	331,211
FVCBankcorp, Inc. *	1,891	25,188
German American Bancorp, Inc.	4,445	122,015
Glacier Bancorp, Inc. (a)	15,441	525,071
Great Southern Bancorp, Inc.	2,205	89,082
Great Western Bancorp, Inc.	8,778	179,773
Guaranty Bancshares, Inc.	1,346	31,146
Hancock Whitney Corp.	15,630	305,098
Hanmi Financial Corp.	4,434	48,109
HarborOne Bancorp, Inc. *	4,440	33,433
Hawthorn Bancshares, Inc.	877	16,093
HBT Financial, Inc.	1,540	16,216

Common Stocks (continued)
	Shares	Value

Banks (continued)
Heartland Financial USA, Inc.	6,115	$184,673
Heritage Commerce Corp.	10,307	79,055
Heritage Financial Corp.	5,919	118,380
Hilltop Holdings, Inc.	12,089	182,786
Home BancShares, Inc.	28,133	337,315
HomeTrust Bancshares, Inc.	2,730	43,462
Hope Bancorp, Inc.	19,484	160,158
Horizon Bancorp, Inc.	7,267	71,653
Howard Bancorp, Inc. *	2,455	26,661
IBERIABANK Corp.	9,212	333,106
Independent Bank Corp./MA (a)	5,519	355,258
Independent Bank Corp./MI	3,767	48,481
Independent Bank Group, Inc.	6,237	147,692
International Bancshares Corp.	9,864	265,144
Investar Holding Corp.	1,779	22,718
Investors Bancorp, Inc.	39,866	318,529
Lakeland Bancorp, Inc.	9,006	97,355
Lakeland Financial Corp. (a)	4,668	171,549
LCNB Corp.	2,028	25,553
Level One Bancorp, Inc.	959	17,262
Live Oak Bancshares, Inc. (a)	4,426	55,192
Macatawa Bank Corp.	4,756	33,863
Mackinac Financial Corp.	1,953	20,409
MainStreet Bancshares, Inc. *	1,133	18,989
Malvern Bancorp, Inc. *	1,288	15,778
Mercantile Bank Corp.	3,200	67,744
Metrocity Bankshares, Inc. (a)	2,690	31,581
Metropolitan Bank Holding Corp. *	1,116	30,054
Mid Penn Bancorp, Inc.	1,147	23,227
Midland States Bancorp, Inc.	3,979	69,593
MidWestOne Financial Group, Inc.	2,398	50,214
MutualFirst Financial, Inc.	992	27,974
MVB Financial Corp.	1,538	19,609
National Bank Holdings Corp., Class A	4,809	114,935
National Bankshares, Inc.	1,070	34,133
NBT Bancorp, Inc.	6,896	223,361
Nicolet Bankshares, Inc. *	1,624	88,638
Northeast Bank	1,084	12,639
Northrim Bancorp, Inc.	1,166	31,482
Norwood Financial Corp.	978	26,113
Oak Valley Bancorp	1,106	17,408
OFG Bancorp (a)	8,178	91,430
Ohio Valley Banc Corp.	831	24,913
Old National Bancorp (a)	28,462	375,414
Old Second Bancorp, Inc.	5,718	39,511
Opus Bank	4,239	73,462
Origin Bancorp, Inc.	3,714	75,208
Orrstown Financial Services, Inc.	1,662	22,886
Pacific Mercantile Bancorp *	3,070	14,460
Pacific Premier Bancorp, Inc.	9,594	180,751
Park National Corp. (a)	2,395	185,948
Parke Bancorp, Inc.	1,593	21,490
PCB Bancorp	2,152	21,047
Peapack Gladstone Financial Corp.	3,194	57,332
Penns Woods Bancorp, Inc.	1,298	31,541
Peoples Bancorp of North Carolina, Inc.	689	14,028
Peoples Bancorp, Inc.	3,324	73,627
Peoples Financial Services Corp.	1,158	46,019

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Banks (continued)
People’s Utah Bancorp	3,102	$60,086
Preferred Bank	2,737	92,565
Premier Financial Bancorp, Inc.	2,163	26,821
Professional Holding Corp., Class A *	1,154	18,406
QCR Holdings, Inc.	2,644	71,573
RBB Bancorp	2,959	40,597
Red River Bancshares, Inc.	832	30,967
Reliant Bancorp, Inc. (a)	1,741	19,621
Renasant Corp.	10,191	222,571
Republic Bancorp, Inc., Class A	1,687	55,722
Republic First Bancorp, Inc. *	7,061	15,464
Richmond Mutual Bancorporation, Inc. *	2,108	21,502
S&T Bancorp, Inc.	6,754	184,519
Sandy Spring Bancorp, Inc.	6,297	142,564
SB One Bancorp	1,359	23,103
Seacoast Banking Corp. of Florida *	8,154	149,300
Select Bancorp, Inc. *	3,085	23,539
ServisFirst Bancshares, Inc. (a)	8,505	249,367
Shore Bancshares, Inc.	2,225	24,141
Sierra Bancorp	2,674	47,009
Silvergate Capital Corp., Class A *	541	5,161
Simmons First National Corp., Class A (a)	16,945	311,788
SmartFinancial, Inc.	2,055	31,257
South Plains Financial, Inc.	1,713	26,534
South State Corp. (a)	5,944	349,091
Southern First Bancshares, Inc. *	1,286	36,484
Southern National Bancorp of Virginia, Inc.	3,458	34,027
Southside Bancshares, Inc.	5,430	165,018
Spirit of Texas Bancshares, Inc. *	2,286	23,637
Stock Yards Bancorp, Inc.	3,584	103,685
Summit Financial Group, Inc.	1,830	38,814
Tompkins Financial Corp.	2,552	183,234
Towne Bank	12,164	220,047
TriCo Bancshares	4,868	145,164
TriState Capital Holdings, Inc. *	4,932	47,692
Triumph Bancorp, Inc. *	4,016	104,416
Trustmark Corp.	11,435	266,436
UMB Financial Corp.	7,815	362,460
Union Bankshares, Inc.	574	12,915
United Bankshares, Inc. (a)	17,443	402,584
United Community Banks, Inc.	11,997	219,665
United Security Bancshares	1,958	12,531
Unity Bancorp, Inc.	1,542	18,041
Univest Financial Corp.	5,518	90,054
Valley National Bancorp	69,111	505,201
Veritex Holdings, Inc.	8,941	124,906
Washington Trust Bancorp, Inc.	2,891	105,695
WesBanco, Inc.	11,840	280,608
West Bancorporation, Inc.	2,768	45,257
Westamerica Bancorp (a)	4,211	247,523

		23,210,963

Beverages 0.4%
Boston Beer Co., Inc. (The), Class A *(a)	1,464	538,108
Celsius Holdings, Inc. *	4,875	20,524
Coca-Cola Consolidated, Inc.	843	175,791

Common Stocks (continued)
	Shares	Value

Beverages (continued)
Craft Brew Alliance, Inc. *	1,827	$27,222
MGP Ingredients, Inc. (a)	2,146	57,706
National Beverage Corp. *(a)	2,038	86,920
New Age Beverages Corp. *(a)	11,703	16,267

		922,538

Biotechnology 9.0%
89bio, Inc. *(a)	498	12,574
Abeona Therapeutics, Inc. *	12,395	26,030
ACADIA Pharmaceuticals, Inc. *(a)	19,848	838,578
Acceleron Pharma, Inc. *(a)	7,927	712,399
Acorda Therapeutics, Inc. *(a)	7,561	7,051
Adamas Pharmaceuticals, Inc. *	3,245	9,378
ADMA Biologics, Inc. *(a)	13,402	38,598
Aduro Biotech, Inc. *(a)	12,767	34,982
Adverum Biotechnologies, Inc. *(a)	11,172	109,150
Aeglea BioTherapeutics, Inc. *	4,366	20,346
Affimed NV *	12,455	19,679
Agenus, Inc. *	18,124	44,404
AgeX Therapeutics, Inc. *(a)	3,349	3,115
Aimmune Therapeutics, Inc. *(a)	8,165	117,739
Akcea Therapeutics, Inc. *(a)	2,146	30,688
Akebia Therapeutics, Inc. *(a)	21,275	161,264
Akero Therapeutics, Inc. *(a)	1,586	33,623
Albireo Pharma, Inc. *	2,166	35,457
Aldeyra Therapeutics, Inc. *	3,288	8,121
Alector, Inc. *(a)	6,101	147,217
Allakos, Inc. *(a)	3,371	149,976
Allogene Therapeutics, Inc. *(a)	6,707	130,384
AMAG Pharmaceuticals, Inc. *(a)	6,036	37,302
Amicus Therapeutics, Inc. *	45,569	421,058
AnaptysBio, Inc. *	4,551	64,306
Anavex Life Sciences Corp. *(a)	9,745	30,697
Anika Therapeutics, Inc. *(a)	2,307	66,695
Apellis Pharmaceuticals, Inc. *	10,019	268,409
Applied Therapeutics, Inc. *	1,431	46,779
Aprea Therapeutics, Inc. *	1,094	38,027
Arcus Biosciences, Inc. *	5,924	82,225
Arcutis Biotherapeutics, Inc. *	1,947	58,021
Ardelyx, Inc. *	11,223	63,803
Arena Pharmaceuticals, Inc. *	8,918	374,556
Arrowhead Pharmaceuticals, Inc. *(a)	17,597	506,266
Assembly Biosciences, Inc. *	5,242	77,739
Atara Biotherapeutics, Inc. *	8,680	73,867
Athenex, Inc. *	12,500	96,750
Athersys, Inc. *(a)	26,681	80,043
Atreca, Inc., Class A *(a)	3,204	53,026
Avid Bioservices, Inc. *	10,632	54,330
Avrobio, Inc. *(a)	4,335	67,453
Axcella Health, Inc. *	1,321	4,518
Beam Therapeutics, Inc. *	2,236	40,248
Beyondspring, Inc. *(a)	2,168	27,772
BioCryst Pharmaceuticals, Inc. *(a)	29,293	58,586
Biohaven Pharmaceutical Holding Co. Ltd. *(a)	7,613	259,070
BioSpecifics Technologies Corp. *	1,027	58,097
Bioxcel Therapeutics, Inc. *(a)	1,321	29,524
Black Diamond Therapeutics, Inc. *	2,232	55,688
Blueprint Medicines Corp. *	9,520	556,730
Bridgebio Pharma, Inc. *(a)	13,219	383,351
Cabaletta Bio, Inc. *	1,104	8,059

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Calithera Biosciences, Inc. *	10,547	$46,829
Calyxt, Inc. *(a)	1,520	5,062
CareDx, Inc. *(a)	7,430	162,197
CASI Pharmaceuticals, Inc. *(a)	8,540	17,422
Castle Biosciences, Inc. *	1,768	52,704
Catalyst Pharmaceuticals, Inc. *(a)	16,299	62,751
Celcuity, Inc. *	864	5,616
Cellular Biomedicine Group, Inc. *	2,394	37,873
CEL-SCI Corp. *(a)	5,764	66,517
Centogene NV *	317	6,340
Checkpoint Therapeutics, Inc. *(a)	3,654	5,518
ChemoCentryx, Inc. *	7,074	284,233
Chimerix, Inc. *	8,568	12,338
Clovis Oncology, Inc. *	8,527	54,232
Coherus Biosciences, Inc. *(a)	11,279	182,945
Concert Pharmaceuticals, Inc. *	5,273	46,613
Constellation Pharmaceuticals, Inc. *(a)	3,343	105,070
Corbus Pharmaceuticals Holdings, Inc. *	12,520	65,605
Cortexyme, Inc. *(a)	1,927	87,890
Crinetics Pharmaceuticals, Inc. *(a)	1,788	26,284
Cue Biopharma, Inc. *	3,720	52,787
Cyclerion Therapeutics, Inc. *	3,820	10,123
Cytokinetics, Inc. *(a)	9,589	113,054
CytomX Therapeutics, Inc. *	7,509	57,594
Deciphera Pharmaceuticals, Inc. *	3,725	153,358
Denali Therapeutics, Inc. *(a)	9,312	163,053
Dicerna Pharmaceuticals, Inc. *	9,353	171,815
Dynavax Technologies Corp. *(a)	14,846	52,406
Eagle Pharmaceuticals, Inc. *	1,521	69,966
Editas Medicine, Inc. *(a)	9,085	180,156
Eidos Therapeutics, Inc. *(a)	1,908	93,473
Eiger BioPharmaceuticals, Inc. *	3,780	25,704
Emergent BioSolutions, Inc. *	8,035	464,905
Enanta Pharmaceuticals, Inc. *	3,287	169,050
Enochian Biosciences, Inc. *(a)	2,332	6,996
Epizyme, Inc. *(a)	13,470	208,920
Esperion Therapeutics, Inc. *(a)	4,371	137,818
Evelo Biosciences, Inc. *(a)	2,164	8,126
Fate Therapeutics, Inc. *(a)	10,555	234,427
FibroGen, Inc. *(a)	13,846	481,149
Five Prime Therapeutics, Inc. *	5,357	12,160
Flexion Therapeutics, Inc. *(a)	5,827	45,858
Forty Seven, Inc. *	4,472	426,718
Frequency Therapeutics, Inc. *	974	17,347
G1 Therapeutics, Inc. *(a)	5,832	64,269
Galectin Therapeutics, Inc. *(a)	6,784	13,297
Geron Corp. *(a)	29,626	35,255
Global Blood Therapeutics, Inc. *(a)	10,186	520,403
GlycoMimetics, Inc. *	5,293	12,068
Gossamer Bio, Inc. *	7,263	73,719
Gritstone Oncology, Inc. *	4,007	23,321
Halozyme Therapeutics, Inc. *	23,994	431,652
Harpoon Therapeutics, Inc. *	1,184	13,711
Heron Therapeutics, Inc. *(a)	14,742	173,071
Homology Medicines, Inc. *(a)	4,199	65,252
Hookipa Pharma, Inc. *	1,688	13,926
IGM Biosciences, Inc. *	839	47,110
ImmunoGen, Inc. *(a)	29,693	101,253

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Immunomedics, Inc. *(a)	33,845	$456,231
Inovio Pharmaceuticals, Inc. *(a)	16,858	125,424
Insmed, Inc. *(a)	15,468	247,952
Intellia Therapeutics, Inc. *(a)	6,672	81,599
Intercept Pharmaceuticals, Inc. *	4,392	276,520
Invitae Corp. *	15,520	212,158
Iovance Biotherapeutics, Inc. *(a)	20,574	615,883
Ironwood Pharmaceuticals, Inc. *(a)	27,764	280,139
Jounce Therapeutics, Inc. *	2,740	13,015
Kadmon Holdings, Inc. *(a)	28,574	119,725
KalVista Pharmaceuticals, Inc. *(a)	2,137	16,348
Karuna Therapeutics, Inc. *	1,847	132,984
Karyopharm Therapeutics, Inc. *(a)	10,315	198,151
Kezar Life Sciences, Inc. *	6,828	29,770
Kindred Biosciences, Inc. *	6,273	25,092
Kiniksa Pharmaceuticals Ltd., Class A *	2,260	34,985
Kodiak Sciences, Inc. *(a)	4,931	235,209
Krystal Biotech, Inc. *(a)	1,778	76,881
Kura Oncology, Inc. *	5,812	57,829
La Jolla Pharmaceutical Co. *	3,164	13,289
Lexicon Pharmaceuticals, Inc. *(a)	7,029	13,707
Ligand Pharmaceuticals, Inc. *(a)	3,011	218,960
Lineage Cell Therapeutics, Inc. *(a)	17,816	14,753
LogicBio Therapeutics, Inc. *(a)	1,397	6,901
MacroGenics, Inc. *	8,072	46,979
Madrigal Pharmaceuticals, Inc. *	1,720	114,827
Magenta Therapeutics, Inc. *	3,153	19,801
MannKind Corp. *(a)	30,398	31,310
Marker Therapeutics, Inc. *(a)	4,374	8,311
MediciNova, Inc. *(a)	6,864	25,534
MEI Pharma, Inc. *	21,112	33,990
MeiraGTx Holdings plc *	3,065	41,194
Mersana Therapeutics, Inc. *	5,818	33,919
Millendo Therapeutics, Inc. *	3,036	16,030
Minerva Neurosciences, Inc. *	5,849	35,211
Mirati Therapeutics, Inc. *(a)	5,251	403,644
Mirum Pharmaceuticals, Inc. *	859	12,026
Molecular Templates, Inc. *	3,668	48,748
Momenta Pharmaceuticals, Inc. *	19,973	543,266
Morphic Holding, Inc. *(a)	2,205	32,369
Mustang Bio, Inc. *	4,516	12,103
Myriad Genetics, Inc. *	12,751	182,467
Natera, Inc. *	10,837	323,593
Neon Therapeutics, Inc. *(a)	2,498	6,595
NextCure, Inc. *(a)	2,591	96,048
Novavax, Inc. *	6,203	84,237
Oncocyte Corp. *	3,453	8,460
OPKO Health, Inc. *(a)	71,677	96,047
Organogenesis Holdings, Inc. *	1,651	5,333
Oyster Point Pharma, Inc. *	953	33,355
Palatin Technologies, Inc. *(a)	34,121	14,454
PDL BioPharma, Inc. *(a)	19,905	56,132
Pfenex, Inc. *	5,052	44,559
PhaseBio Pharmaceuticals, Inc. *(a)	2,199	7,279
Pieris Pharmaceuticals, Inc. *	7,684	17,520
PolarityTE, Inc. *(a)	2,819	3,045
Portola Pharmaceuticals, Inc. *(a)	12,965	92,440
Precigen, Inc. *(a)	11,931	40,565
Precision BioSciences, Inc. *(a)	6,084	36,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Biotechnology (continued)
Prevail Therapeutics, Inc. *	2,641	$32,194
Principia Biopharma, Inc. *	3,290	195,360
Progenics Pharmaceuticals, Inc. *	14,724	55,951
Protagonist Therapeutics, Inc. *	3,145	22,204
Prothena Corp. plc *	6,682	71,497
PTC Therapeutics, Inc. *(a)	10,681	476,479
Puma Biotechnology, Inc. *	5,016	42,335
Ra Pharmaceuticals, Inc. *(a)	6,065	291,181
Radius Health, Inc. *(a)	7,777	101,101
RAPT Therapeutics, Inc. *	263	5,594
REGENXBIO, Inc. *	5,744	185,991
Replimune Group, Inc. *	2,197	21,904
Retrophin, Inc. *(a)	7,170	104,610
REVOLUTION Medicines, Inc. *	2,631	57,645
Rhythm Pharmaceuticals, Inc. *(a)	4,964	75,552
Rigel Pharmaceuticals, Inc. *(a)	28,489	44,443
Rocket Pharmaceuticals, Inc. *(a)	5,705	79,585
Rubius Therapeutics, Inc. *(a)	5,918	26,335
Sangamo Therapeutics, Inc. *(a)	19,828	126,304
Savara, Inc. *	8,351	17,704
Scholar Rock Holding Corp. *	2,973	36,003
Seres Therapeutics, Inc. *(a)	6,178	22,055
Solid Biosciences, Inc. *	3,386	8,093
Sorrento Therapeutics, Inc. *(a)	23,713	43,632
Spectrum Pharmaceuticals, Inc. *	18,882	43,995
Spero Therapeutics, Inc. *	2,042	16,499
SpringWorks Therapeutics, Inc. *	1,768	47,736
Stemline Therapeutics, Inc. *	7,785	37,679
Stoke Therapeutics, Inc. *	3,119	71,425
Sutro Biopharma, Inc. *	1,746	17,809
Syndax Pharmaceuticals, Inc. *	4,258	46,710
Synlogic, Inc. *	2,288	3,935
Syros Pharmaceuticals, Inc. *	5,582	33,101
TCR2 Therapeutics, Inc. *(a)	2,026	15,681
TG Therapeutics, Inc. *	15,464	152,166
Tocagen, Inc. *(a)	3,315	4,044
Translate Bio, Inc. *	5,866	58,484
Turning Point Therapeutics, Inc. *(a)	4,957	221,380
Twist Bioscience Corp. *(a)	4,662	142,564
Tyme Technologies, Inc. *(a)	9,871	10,858
Ultragenyx Pharmaceutical, Inc. *(a)	9,588	425,995
UNITY Biotechnology, Inc. *(a)	4,539	26,326
UroGen Pharma Ltd. *(a)	3,173	56,606
Vanda Pharmaceuticals, Inc. *	8,819	91,365
VBI Vaccines, Inc. *	25,938	24,641
Veracyte, Inc. *(a)	8,169	198,588
Vericel Corp. *(a)	8,248	75,634
Viela Bio, Inc. *	925	35,150
Viking Therapeutics, Inc. *(a)	10,990	51,433
Vir Biotechnology, Inc. *(a)	1,220	41,809
Voyager Therapeutics, Inc. *	3,902	35,703
X4 Pharmaceuticals, Inc. *	3,262	32,620
XBiotech, Inc. *	2,425	25,754
Xencor, Inc. *(a)	8,291	247,735
Y-mAbs Therapeutics, Inc. *	4,342	113,326
ZIOPHARM Oncology, Inc. *(a)	34,426	84,344

		23,759,487

Building Products 1.5%
AAON, Inc. (a)	7,263	350,948

Common Stocks (continued)
	Shares	Value

Building Products (continued)
Advanced Drainage Systems, Inc.	7,705	$226,835
American Woodmark Corp. *	2,898	132,062
Apogee Enterprises, Inc.	4,751	98,916
Armstrong Flooring, Inc. *	2,540	3,632
Builders FirstSource, Inc. *	20,275	247,963
Caesarstone Ltd.	4,077	43,094
Cornerstone Building Brands, Inc. *	7,459	34,013
CSW Industrials, Inc.	2,657	172,307
Gibraltar Industries, Inc. *	5,749	246,747
Griffon Corp.	6,519	82,465
Insteel Industries, Inc.	3,124	41,393
JELD-WEN Holding, Inc. *	12,087	117,607
Masonite International Corp. *	4,372	207,452
Patrick Industries, Inc.	4,027	113,400
PGT Innovations, Inc. *	10,278	86,233
Quanex Building Products Corp.	5,788	58,343
Simpson Manufacturing Co., Inc.	7,892	489,146
Trex Co., Inc. *(a)	10,323	827,285
Universal Forest Products, Inc.	10,548	392,280

		3,972,121

Capital Markets 1.5%
Ares Management Corp.	12,632	390,708
Artisan Partners Asset Management, Inc., Class A	8,862	190,444
Assetmark Financial Holdings, Inc. *	2,582	52,647
Associated Capital Group, Inc., Class A	391	11,965
B. Riley Financial, Inc.	3,475	64,009
Blucora, Inc. *	8,865	106,823
Brightsphere Investment Group, Inc.	11,722	74,904
Calamos Asset Management, Inc. *¥	4,451	0
Cohen & Steers, Inc.	4,024	182,891
Cowen, Inc., Class A (a)	5,533	53,449
Diamond Hill Investment Group, Inc.	594	53,603
Donnelley Financial Solutions, Inc. *(a)	5,319	28,031
Federated Hermes, Inc., Class B	17,024	324,307
Focus Financial Partners, Inc., Class A *(a)	5,300	121,953
GAIN Capital Holdings, Inc. (a)	4,075	22,739
GAMCO Investors, Inc., Class A	861	9,462
Greenhill & Co., Inc. (a)	2,718	26,745
Hamilton Lane, Inc., Class A	3,933	217,534
Houlihan Lokey, Inc.	7,416	386,522
INTL. FCStone, Inc. *	2,917	105,770
Moelis & Co., Class A	8,511	239,159
Oppenheimer Holdings, Inc., Class A	1,633	32,268
Piper Sandler Cos.	2,376	120,154
PJT Partners, Inc., Class A	4,077	176,901
Pzena Investment Management, Inc., Class A	3,204	14,290
Safeguard Scientifics, Inc.	3,301	18,321
Sculptor Capital Management, Inc. (a)	3,133	42,421
Siebert Financial Corp. *	2,167	15,646
Silvercrest Asset Management Group, Inc., Class A	1,463	13,840
Stifel Financial Corp.	11,726	484,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Capital Markets (continued)
Value Line, Inc.	289	$9,349
Virtus Investment Partners, Inc.	1,115	84,863
Waddell & Reed Financial, Inc., Class A (a)	12,292	139,883
Westwood Holdings Group, Inc.	1,287	23,565
WisdomTree Investments, Inc. (a)	24,931	58,089

		3,897,304

Chemicals 1.6%
Advanced Emissions Solutions, Inc. (a)	2,872	18,869
AdvanSix, Inc. *	4,664	44,495
American Vanguard Corp.	4,886	70,652
Amyris, Inc. *(a)	10,104	25,866
Balchem Corp. (a)	5,659	558,656
Chase Corp.	1,268	104,344
Ferro Corp. *	14,067	131,667
Flotek Industries, Inc. *(a)	7,980	7,102
FutureFuel Corp.	4,822	54,344
GCP Applied Technologies, Inc. *	9,520	169,456
Hawkins, Inc.	1,714	61,018
HB Fuller Co.	9,086	253,772
Ingevity Corp. *	7,316	257,523
Innospec, Inc.	4,336	301,309
Intrepid Potash, Inc. *	14,844	11,875
Koppers Holdings, Inc. *	3,187	39,423
Kraton Corp. *	5,351	43,343
Kronos Worldwide, Inc. (a)	4,258	35,938
Livent Corp. *(a)	26,385	138,521
LSB Industries, Inc. *	3,153	6,621
Marrone Bio Innovations, Inc. *(a)	7,916	6,467
Minerals Technologies, Inc.	6,237	226,154
OMNOVA Solutions, Inc. *	7,646	77,530
Orion Engineered Carbons SA	10,894	81,269
PolyOne Corp.	16,070	304,848
PQ Group Holdings, Inc. *	6,416	69,934
Quaker Chemical Corp. (a)	2,295	289,813
Rayonier Advanced Materials, Inc.	7,874	8,346
Sensient Technologies Corp.	7,516	327,021
Stepan Co.	3,569	315,714
Trecora Resources *	3,221	19,165
Tredegar Corp.	4,466	69,804
Trinseo SA	6,872	124,452
Tronox Holdings plc, Class A	15,463	77,006
Valhi, Inc.	3,667	3,777

		4,336,094

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	11,845	288,544
ACCO Brands Corp.	17,574	88,749
Advanced Disposal Services, Inc. *	12,799	419,807
Brady Corp., Class A	8,498	383,515
BrightView Holdings, Inc. *(a)	5,284	58,441
Brink’s Co. (The)	8,717	453,720
Casella Waste Systems, Inc., Class A *	8,107	316,659
CECO Environmental Corp. *	5,035	23,513
Charah Solutions, Inc. *	1,374	2,350
Cimpress plc *(a)	3,307	175,932
CompX International, Inc.	256	3,891
Covanta Holding Corp. (a)	21,138	180,730
Deluxe Corp.	7,329	190,041

Common Stocks (continued)
	Shares	Value

Commercial Services & Supplies (continued)
Ennis, Inc.	4,318	$81,092
Harsco Corp. *	14,216	99,086
Healthcare Services Group, Inc. (a)	12,974	310,208
Heritage-Crystal Clean, Inc. *	2,544	41,315
Herman Miller, Inc.	10,511	233,344
HNI Corp.	7,499	188,900
Interface, Inc.	10,530	79,607
Kimball International, Inc., Class B	6,041	71,948
Knoll, Inc.	8,907	91,920
Matthews International Corp., Class A	5,389	130,360
McGrath RentCorp	4,284	224,396
Mobile Mini, Inc. (a)	7,850	205,906
MSA Safety, Inc. (a)	6,212	628,654
NL Industries, Inc.	1,098	3,272
PICO Holdings, Inc. *	3,189	24,810
Pitney Bowes, Inc. (a)	30,135	61,475
Quad/Graphics, Inc.	5,740	14,465
RR Donnelley & Sons Co. (a)	10,977	10,521
SP Plus Corp. *	4,164	86,403
Steelcase, Inc., Class A	15,553	153,508
Team, Inc. *	5,045	32,793
Tetra Tech, Inc.	9,658	682,048
UniFirst Corp.	2,672	403,713
US Ecology, Inc.	4,369	132,818
Viad Corp.	3,632	77,107
VSE Corp.	1,477	24,208

		6,679,769

Communications Equipment 1.3%
Acacia Communications, Inc. *	6,669	448,023
ADTRAN, Inc.	9,078	69,719
Applied Optoelectronics, Inc. *(a)	2,957	22,444
CalAmp Corp. *	5,396	24,282
Calix, Inc. *	7,828	55,422
Cambium Networks Corp. *	696	3,898
Casa Systems, Inc. *	5,184	18,144
Clearfield, Inc. *	1,689	20,015
Comtech Telecommunications Corp.	4,376	58,157
DASAN Zhone Solutions, Inc. *	1,742	7,299
Digi International, Inc. *	4,694	44,781
Extreme Networks, Inc. *	20,269	62,631
Harmonic, Inc. *	17,041	98,156
Infinera Corp. *	32,039	169,807
Inseego Corp. *(a)	7,166	44,644
InterDigital, Inc.	5,473	244,260
KVH Industries, Inc. *	2,780	26,215
Lumentum Holdings, Inc. *	13,220	974,314
NETGEAR, Inc. *	5,108	116,667
NetScout Systems, Inc. *	12,645	299,307
Plantronics, Inc. (a)	5,656	56,899
Ribbon Communications, Inc. *	9,718	29,446
TESSCO Technologies, Inc. (a)	996	4,870
Viavi Solutions, Inc. *	40,451	453,456

		3,352,856

Construction & Engineering 1.0%
Aegion Corp. *	5,197	93,182
Ameresco, Inc., Class A *(a)	3,805	64,799
Arcosa, Inc.	8,684	345,102
Argan, Inc.	2,648	91,541

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Construction & Engineering (continued)
Comfort Systems USA, Inc.	6,482	$236,917
Concrete Pumping Holdings, Inc. *	4,147	11,860
Construction Partners, Inc., Class A *(a)	3,474	58,676
Dycom Industries, Inc. *(a)	5,550	142,358
EMCOR Group, Inc.	9,805	601,243
Granite Construction, Inc. (a)	8,468	128,544
Great Lakes Dredge & Dock Corp. *	10,322	85,673
IES Holdings, Inc. *	1,269	22,398
MasTec, Inc. *(a)	10,666	349,098
MYR Group, Inc. *	2,781	72,834
Northwest Pipe Co. *	1,633	36,334
NV5 Global, Inc. *(a)	1,768	73,001
Primoris Services Corp. (a)	8,004	127,264
Sterling Construction Co., Inc. *	4,306	40,907
Tutor Perini Corp. *(a)	7,464	50,158
WillScot Corp. *(a)	9,432	95,546

		2,727,435

Construction Materials 0.2%
Forterra, Inc. *	3,146	18,813
Summit Materials, Inc., Class A *(a)	20,174	302,610
United States Lime & Minerals, Inc.	403	29,762
US Concrete, Inc. *	2,979	54,039

		405,224

Consumer Finance 0.6%
Curo Group Holdings Corp.	2,818	14,935
Elevate Credit, Inc. *	3,319	3,452
Encore Capital Group, Inc. *(a)	5,554	129,853
Enova International, Inc. *	5,650	81,869
EZCORP, Inc., Class A *(a)	8,438	35,186
FirstCash, Inc.	7,356	527,719
Green Dot Corp., Class A *	8,191	207,970
LendingClub Corp. *(a)	11,819	92,779
Medallion Financial Corp. *	3,315	6,166
Nelnet, Inc., Class A	3,066	139,227
Oportun Financial Corp. *	1,228	12,955
PRA Group, Inc. *(a)	7,825	216,909
Regional Management Corp. *	1,473	20,121
World Acceptance Corp. *(a)	957	52,262

		1,541,403

Containers & Packaging 0.1%
Greif, Inc., Class A	4,708	146,372
Greif, Inc., Class B	970	38,858
Myers Industries, Inc.	6,008	64,586
UFP Technologies, Inc. *	1,092	41,594

		291,410

Distributors 0.1%
Core-Mark Holding Co., Inc.	8,108	231,645
Funko, Inc., Class A *(a)	3,708	14,795
Greenlane Holdings, Inc., Class A *	1,043	1,794
Weyco Group, Inc.	905	18,254

		266,488

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc. *	9,445	253,031
American Public Education, Inc. *	2,700	64,611
Carriage Services, Inc.	2,897	46,787
Chegg, Inc. *(a)	20,796	744,081
Collectors Universe, Inc.	1,520	23,818

Common Stocks (continued)
	Shares	Value

Diversified Consumer Services (continued)
Houghton Mifflin Harcourt Co. *	19,079	$35,868
K12, Inc. *	6,736	127,041
Laureate Education, Inc., Class A *	19,736	207,425
OneSpaWorld Holdings Ltd. (a)	7,840	31,830
Perdoceo Education Corp. *(a)	12,340	133,149
Regis Corp. *	3,712	21,938
Select Interior Concepts, Inc., Class A *	3,439	7,119
Strategic Education, Inc.	3,735	522,004
WW International, Inc. *	8,327	140,810

		2,359,512

Diversified Financial Services 0.3%
Alerus Financial Corp.	506	8,359
Banco Latinoamericano de Comercio Exterior SA, Class E	5,226	53,880
Cannae Holdings, Inc. *	12,822	429,409
FGL Holdings (a)	26,039	255,182
GWG Holdings, Inc. *(a)	936	9,510
Marlin Business Services Corp.	1,548	17,291
On Deck Capital, Inc. *	10,842	16,697

		790,328

Diversified Telecommunication Services 0.7%
Anterix, Inc. *(a)	1,821	83,165
ATN International, Inc.	1,953	114,661
Bandwidth, Inc., Class A *(a)	2,800	188,412
Cincinnati Bell, Inc. *	7,888	115,480
Cogent Communications Holdings, Inc.	7,476	612,808
Consolidated Communications Holdings, Inc. (a)	13,165	59,901
Frontier Communications Corp. *(a)	15,719	5,973
IDT Corp., Class B *	2,699	14,629
Intelsat SA *(a)	11,190	17,121
Iridium Communications, Inc. *(a)	17,379	388,073
Ooma, Inc. *	3,361	40,097
ORBCOMM, Inc. *	12,249	29,887
Pareteum Corp. *(a)	17,387	7,163
Vonage Holdings Corp. *(a)	39,260	283,850

		1,961,220

Electric Utilities 1.2%
ALLETE, Inc.	9,212	558,984
El Paso Electric Co.	7,158	486,458
Genie Energy Ltd., Class B	2,326	16,701
MGE Energy, Inc.	6,147	402,444
Otter Tail Corp. (a)	6,904	306,952
PNM Resources, Inc. (a)	13,942	529,796
Portland General Electric Co.	16,288	780,847
Spark Energy, Inc., Class A	1,698	10,646

		3,092,828

Electrical Equipment 1.0%
Allied Motion Technologies, Inc.	1,198	28,393
American Superconductor Corp. *	3,371	18,473
Atkore International Group, Inc. *	8,313	175,155
AZZ, Inc.	4,685	131,742
Bloom Energy Corp., Class A *(a)	10,001	52,305
Encore Wire Corp.	3,650	153,264
Energous Corp. *(a)	5,002	3,716
EnerSys	7,446	368,726
Generac Holdings, Inc. *	10,718	998,596

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Electrical Equipment (continued)
Plug Power, Inc. *(a)	52,392	$185,468
Powell Industries, Inc.	1,599	41,046
Preformed Line Products Co.	520	25,912
Sunrun, Inc. *	20,112	203,131
Thermon Group Holdings, Inc. *	5,506	82,975
TPI Composites, Inc. *(a)	5,318	78,600
Vicor Corp. *	3,216	143,241
Vivint Solar, Inc. *(a)	7,476	32,670

		2,723,413

Electronic Equipment, Instruments & Components 2.8%
Airgain, Inc. *	1,495	11,048
Akoustis Technologies, Inc. *(a)	5,889	31,624
Anixter International, Inc. *	5,401	474,586
Arlo Technologies, Inc. *	12,679	30,810
Badger Meter, Inc.	5,054	270,894
Bel Fuse, Inc., Class B	1,988	19,363
Belden, Inc.	6,858	247,437
Benchmark Electronics, Inc.	6,589	131,714
Coda Octopus Group, Inc. *(a)	741	4,157
CTS Corp.	5,877	146,279
Daktronics, Inc.	6,206	30,596
ePlus, Inc. *	2,425	151,853
Fabrinet*	6,354	346,674
FARO Technologies, Inc. *	3,129	139,240
Fitbit, Inc., Class A *	40,205	267,765
II-VI, Inc. *(a)	15,993	455,801
Insight Enterprises, Inc. *(a)	6,229	262,428
Iteris, Inc. *	6,815	21,808
Itron, Inc. *	5,986	334,198
KEMET Corp.	10,148	245,176
Kimball Electronics, Inc. *	4,025	43,953
Knowles Corp. *	14,078	188,364
Methode Electronics, Inc.	6,306	166,668
MTS Systems Corp.	3,307	74,407
Napco Security Technologies, Inc. *(a)	2,062	31,281
nLight, Inc. *	5,597	58,713
Novanta, Inc. *	5,887	470,254
OSI Systems, Inc. *(a)	3,012	207,587
PAR Technology Corp. *	1,959	25,193
PC Connection, Inc.	1,906	78,546
Plexus Corp. *(a)	5,120	279,347
Rogers Corp. *	3,297	311,303
Sanmina Corp. *	11,944	325,832
ScanSource, Inc. *	4,457	95,335
Tech Data Corp. *	6,235	815,850
TTM Technologies, Inc. *(a)	17,730	183,328
Vishay Intertechnology, Inc.	23,689	341,358
Vishay Precision Group, Inc. *	1,766	35,461
Wrap Technologies, Inc. *	1,232	5,248

		7,361,479

Energy Equipment & Services 0.4%
Archrock, Inc.	22,886	86,051
Cactus, Inc., Class A	8,015	92,974
Covia Holdings Corp. *(a)	7,625	4,357
Diamond Offshore Drilling, Inc. *(a)	10,829	19,817
DMC Global, Inc.	2,606	59,964
Dril-Quip, Inc. *(a)	6,420	195,810
Era Group, Inc. *	3,632	19,359

Common Stocks (continued)
	Shares	Value

Energy Equipment & Services (continued)
Exterran Corp. *	4,892	$23,482
Forum Energy Technologies, Inc. *(a)	14,108	2,501
Frank’s International NV *	18,056	46,765
FTS International, Inc. *(a)	5,014	1,118
Geospace Technologies Corp. *	2,100	13,440
Helix Energy Solutions Group, Inc. *	26,862	44,054
Independence Contract Drilling, Inc. *(a)	315	441
KLX Energy Services Holdings, Inc. *(a)	3,383	2,368
Liberty Oilfield Services, Inc., Class A (a)	9,014	24,248
Mammoth Energy Services, Inc. (a)	1,890	1,415
Matrix Service Co. *	4,553	43,117
Nabors Industries Ltd. (a)	62,544	24,398
National Energy Services Reunited Corp. *(a)	3,788	19,243
Natural Gas Services Group, Inc. *	2,199	9,808
NCS Multistage Holdings, Inc. *	1,536	983
Newpark Resources, Inc. *	15,068	13,516
NexTier Oilfield Solutions, Inc. *	29,273	34,249
Nine Energy Service, Inc. *	2,650	2,142
Noble Corp. plc *(a)	45,667	11,873
Oceaneering International, Inc. *	18,456	54,261
Oil States International, Inc. *	10,386	21,084
Pacific Drilling SA *	4,793	2,061
ProPetro Holding Corp. *	13,902	34,755
RigNet, Inc. *	2,183	3,929
RPC, Inc. (a)	9,459	19,486
SEACOR Holdings, Inc. *	3,053	82,309
SEACOR Marine Holdings, Inc. *	3,106	13,604
Seadrill Ltd. *(a)	9,486	4,079
Select Energy Services, Inc., Class A *	10,036	32,416
Smart Sand, Inc. *(a)	3,181	3,308
Solaris Oilfield Infrastructure, Inc., Class A (a)	5,267	27,652
TETRA Technologies, Inc. *	20,524	6,568
Tidewater, Inc. *	6,677	47,273
US Silica Holdings, Inc.	12,693	22,847
US Well Services, Inc. *	2,969	891

		1,174,016

Entertainment 0.2%
AMC Entertainment Holdings, Inc., Class A (a)	9,783	30,914
Eros International plc *(a)	11,402	18,813
Gaia, Inc. *	1,635	14,519
Glu Mobile, Inc. *(a)	19,948	125,473
IMAX Corp. *	9,259	83,794
Liberty Media Corp.-Liberty Braves, Class C *	6,483	123,566
Liberty Media Corp-Liberty Braves, Class A *(a)	1,685	32,858
LiveXLive Media, Inc. *	4,730	7,473
Marcus Corp. (The)	3,845	47,370
Reading International, Inc., Class A *	2,919	11,355

		496,135

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) 6.8%
Acadia Realty Trust	15,278	$189,294
Agree Realty Corp.	7,270	450,013
Alexander & Baldwin, Inc.	12,083	135,571
Alexander’s, Inc.	366	100,998
American Assets Trust, Inc.	8,582	214,550
American Finance Trust, Inc.	19,295	120,594
Armada Hoffler Properties, Inc.	9,326	99,788
Ashford Hospitality Trust, Inc.	15,705	11,609
Bluerock Residential Growth REIT, Inc.	3,714	20,687
Braemar Hotels & Resorts, Inc.	6,405	10,888
BRT Apartments Corp.	1,701	17,435
CareTrust REIT, Inc.	17,002	251,460
CatchMark Timber Trust, Inc., Class A	8,740	63,103
CBL & Associates Properties, Inc. *	28,714	5,746
Cedar Realty Trust, Inc.	13,747	12,827
Chatham Lodging Trust	7,717	45,839
CIM Commercial Trust Corp.	2,223	24,653
City Office REIT, Inc.	9,036	65,330
Clipper Realty, Inc.	2,339	12,116
Community Healthcare Trust, Inc.	3,446	131,913
CoreCivic, Inc.	21,357	238,558
CorEnergy Infrastructure Trust, Inc.	2,126	39,076
CorePoint Lodging, Inc.	6,927	27,154
DiamondRock Hospitality Co.	34,517	175,346
Diversified Healthcare Trust	42,454	154,108
Easterly Government Properties, Inc.	12,978	319,778
EastGroup Properties, Inc.	6,767	707,016
Essential Properties Realty Trust, Inc.	16,015	209,156
Farmland Partners, Inc.	4,621	28,049
First Industrial Realty Trust, Inc.	22,103	734,483
Four Corners Property Trust, Inc.	12,567	235,129
Franklin Street Properties Corp.	17,768	101,811
Front Yard Residential Corp.	9,013	107,705
GEO Group, Inc. (The)	20,713	251,870
Getty Realty Corp.	6,105	144,933
Gladstone Commercial Corp.	5,892	84,609
Gladstone Land Corp.	3,114	36,901
Global Medical REIT, Inc.	6,248	63,230
Global Net Lease, Inc.	15,640	209,107
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,239	229,388
Healthcare Realty Trust, Inc.	23,313	651,132
Hersha Hospitality Trust	6,163	22,064
Independence Realty Trust, Inc.	16,478	147,313
Industrial Logistics Properties Trust	11,517	202,008
Innovative Industrial Properties, Inc.	2,870	217,919
Investors Real Estate Trust	2,020	111,100
iStar, Inc.	10,692	113,442
Jernigan Capital, Inc.	3,969	43,500
Kite Realty Group Trust	14,343	135,828
Lexington Realty Trust	42,377	420,804
LTC Properties, Inc.	6,951	214,786
Mack-Cali Realty Corp.	15,057	229,318
Monmouth Real Estate Investment Corp.	16,626	200,343
National Health Investors, Inc.	7,454	369,122
National Storage Affiliates Trust	10,375	307,100

Common Stocks (continued)
	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
New Senior Investment Group, Inc.	14,181	$36,303
NexPoint Residential Trust, Inc.	3,564	89,848
Office Properties Income Trust	8,480	231,080
One Liberty Properties, Inc.	2,540	35,382
Pebblebrook Hotel Trust	22,731	247,541
Pennsylvania REIT	11,236	10,243
Physicians Realty Trust	33,390	465,457
Piedmont Office Realty Trust, Inc., Class A	22,123	390,692
PotlatchDeltic Corp.	11,610	364,438
Preferred Apartment Communities, Inc., Class A	7,652	54,941
PS Business Parks, Inc.	3,516	476,488
QTS Realty Trust, Inc., Class A	10,183	590,716
Retail Opportunity Investments Corp.	20,071	166,389
Retail Value, Inc.	2,496	30,576
Rexford Industrial Realty, Inc.	19,913	816,632
RLJ Lodging Trust	29,311	226,281
RPT Realty	14,298	86,217
Ryman Hospitality Properties, Inc.	8,609	308,633
Sabra Health Care REIT, Inc.	35,472	387,354
Safehold, Inc.	2,161	136,640
Saul Centers, Inc.	2,039	66,757
Seritage Growth Properties, Class A *	5,605	51,062
STAG Industrial, Inc.	26,376	593,988
Summit Hotel Properties, Inc.	17,536	74,002
Sunstone Hotel Investors, Inc.	39,702	345,804
Tanger Factory Outlet Centers, Inc.	16,412	82,060
Terreno Realty Corp.	11,546	597,505
UMH Properties, Inc.	6,134	66,615
Uniti Group, Inc.	33,001	198,996
Universal Health Realty Income Trust	2,313	233,174
Urban Edge Properties	19,944	175,707
Urstadt Biddle Properties, Inc., Class A	5,009	70,627
Washington Prime Group, Inc.	35,386	28,489
Washington REIT	14,694	350,746
Whitestone REIT	6,490	40,238
Xenia Hotels & Resorts, Inc.	20,390	210,017

		17,805,238

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	5,457	102,319
BJ’s Wholesale Club Holdings, Inc. *	19,730	502,523
Chefs’ Warehouse, Inc. (The) *	4,483	45,144
HF Foods Group, Inc. *(a)	4,060	34,063
Ingles Markets, Inc., Class A (a)	2,411	87,182
Natural Grocers by Vitamin Cottage, Inc.	1,316	11,199
Performance Food Group Co. *	20,231	500,110
PriceSmart, Inc.	4,020	211,251
Rite Aid Corp. *(a)	9,527	142,905
SpartanNash Co.	6,081	87,080
United Natural Foods, Inc. *(a)	9,108	83,611
Village Super Market, Inc., Class A	1,765	43,384
Weis Markets, Inc.	1,616	67,323

		1,918,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Food Products 1.5%
Alico, Inc.	1,422	$44,139
B&G Foods, Inc. (a)	10,998	198,954
Bridgford Foods Corp. *	271	6,252
Calavo Growers, Inc. (a)	2,899	167,243
Cal-Maine Foods, Inc. (a)	5,552	244,177
Darling Ingredients, Inc. *	28,770	551,521
Farmer Brothers Co. *	1,871	13,022
Fresh Del Monte Produce, Inc. (a)	5,358	147,934
Freshpet, Inc. *	5,998	383,092
Hostess Brands, Inc. *(a)	21,292	226,973
J&J Snack Foods Corp. (a)	2,666	322,586
John B Sanfilippo & Son, Inc.	1,495	133,653
Lancaster Colony Corp.	3,333	482,085
Landec Corp. *(a)	4,386	38,114
Limoneira Co. (a)	2,649	34,702
Sanderson Farms, Inc. (a)	3,489	430,264
Seneca Foods Corp., Class A *	1,127	44,832
Simply Good Foods Co. (The) *	14,700	283,122
Tootsie Roll Industries, Inc.	2,903	104,409

		3,857,074

Gas Utilities 1.4%
Chesapeake Utilities Corp.	2,799	239,902
New Jersey Resources Corp.	17,335	588,870
Northwest Natural Holding Co.	5,295	326,966
ONE Gas, Inc.	9,213	770,391
RGC Resources, Inc.	1,192	34,485
South Jersey Industries, Inc. (a)	16,267	406,675
Southwest Gas Holdings, Inc.	9,603	667,985
Spire, Inc.	8,714	649,019

		3,684,293

Health Care Equipment & Supplies 4.5%
Accuray, Inc. *	14,650	27,835
Alphatec Holdings, Inc. *	6,620	22,839
AngioDynamics, Inc. *	6,247	65,156
Antares Pharma, Inc. *	27,391	64,643
Apyx Medical Corp. *	5,306	19,048
AtriCure, Inc. *	6,608	221,963
Atrion Corp.	247	160,550
Avanos Medical, Inc. *	8,197	220,745
Axogen, Inc. *	5,744	59,738
Axonics Modulation Technologies, Inc. *(a)	3,317	84,285
BioLife Solutions, Inc. *(a)	1,075	10,212
BioSig Technologies, Inc. *(a)	2,489	10,429
Cardiovascular Systems, Inc. *	6,030	212,316
Cerus Corp. *(a)	28,994	134,822
Conformis, Inc. *(a)	10,282	6,478
CONMED Corp.	4,831	276,671
CryoLife, Inc. *(a)	6,608	111,807
CryoPort, Inc. *(a)	5,337	91,103
Cutera, Inc. *	2,375	31,017
CytoSorbents Corp. *(a)	4,784	36,980
ElectroCore, Inc. *	2,038	1,936
GenMark Diagnostics, Inc. *	9,056	37,311
Glaukos Corp. *(a)	6,749	208,274
Globus Medical, Inc., Class A *	13,370	568,626
Haemonetics Corp. *	8,962	893,153
Heska Corp. *(a)	1,291	71,392
Inogen, Inc. *	3,129	161,644
Integer Holdings Corp. *	5,668	356,290

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies (continued)
IntriCon Corp. *	1,365	$16,066
Invacare Corp. (a)	6,434	47,805
iRadimed Corp. *(a)	833	17,785
iRhythm Technologies, Inc. *(a)	4,637	377,220
Lantheus Holdings, Inc. *	6,618	84,446
LeMaitre Vascular, Inc.	2,785	69,402
LivaNova plc *	8,523	385,666
Meridian Bioscience, Inc. *	8,204	68,914
Merit Medical Systems, Inc. *(a)	9,320	291,250
Mesa Laboratories, Inc. (a)	717	162,106
Misonix, Inc. *	1,168	11,003
Natus Medical, Inc. *	6,128	141,741
Neogen Corp. *	9,125	611,284
Neuronetics, Inc. *	1,887	3,566
Nevro Corp. *	5,236	523,495
Novocure Ltd. *	15,282	1,029,090
NuVasive, Inc. *	9,082	460,094
OraSure Technologies, Inc. *	11,561	124,396
Orthofix Medical, Inc. *	3,086	86,439
OrthoPediatrics Corp. *	1,905	75,514
Pulse Biosciences, Inc. *(a)	1,727	12,365
Quidel Corp. *	6,319	618,061
Rockwell Medical, Inc. *(a)	12,140	24,887
RTI Surgical Holdings, Inc. *(a)	8,836	15,110
SeaSpine Holdings Corp. *	4,172	34,085
Senseonics Holdings, Inc. *(a)	26,615	16,861
Shockwave Medical, Inc. *(a)	4,572	151,699
SI-BONE, Inc. *	3,085	36,866
Sientra, Inc. *	6,529	12,993
Silk Road Medical, Inc. *(a)	2,972	93,559
Soliton, Inc. *(a)	923	7,476
STAAR Surgical Co. *(a)	7,742	249,757
Surmodics, Inc. *	2,230	74,304
Tactile Systems Technology, Inc. *(a)	3,328	133,652
Tandem Diabetes Care, Inc. *(a)	9,845	633,526
TransEnterix, Inc. *(a)	2,309	812
TransMedics Group, Inc. *(a)	2,412	29,137
Utah Medical Products, Inc.	624	58,687
Vapotherm, Inc. *	2,379	44,797
Varex Imaging Corp. *	6,545	148,637
ViewRay, Inc. *(a)	21,072	52,680
Wright Medical Group NV *	22,195	635,887
Zynex, Inc. *(a)	2,486	27,520

		11,867,903

Health Care Providers & Services 2.4%
1Life Healthcare, Inc. *	3,723	67,573
Addus HomeCare Corp. *	2,148	145,205
Amedisys, Inc. *	5,521	1,013,324
American Renal Associates Holdings, Inc. *	2,984	19,724
AMN Healthcare Services, Inc. *(a)	8,087	467,510
Apollo Medical Holdings, Inc. *(a)	1,862	24,057
Avalon GloboCare Corp. *	3,326	5,155
BioTelemetry, Inc. *(a)	5,884	226,593
Brookdale Senior Living, Inc. *(a)	33,428	104,295
Catasys, Inc. *(a)	1,136	17,301
Community Health Systems, Inc. *(a)	14,592	48,737
CorVel Corp. *	1,517	82,692

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Providers & Services (continued)
Cross Country Healthcare, Inc. *	6,364	$42,893
Ensign Group, Inc. (The)	8,842	332,548
Enzo Biochem, Inc. *	6,392	16,172
Exagen, Inc. *(a)	561	8,942
Genesis Healthcare, Inc. *	13,528	11,399
Hanger, Inc. *	6,583	102,563
HealthEquity, Inc. *(a)	12,156	614,972
Joint Corp. (The) *(a)	2,099	22,774
LHC Group, Inc. *(a)	5,322	746,144
Magellan Health, Inc. *	3,900	187,629
National HealthCare Corp.	2,135	153,144
National Research Corp.	2,083	94,735
Option Care Health, Inc. *	5,215	49,386
Owens & Minor, Inc. (a)	10,566	96,679
Patterson Cos., Inc. (a)	14,868	227,332
Pennant Group, Inc. (The) *	4,657	65,943
PetIQ, Inc. *	3,361	78,076
Progyny, Inc. *(a)	1,965	41,638
Providence Service Corp. (The) *(a)	2,010	110,309
R1 RCM, Inc. *(a)	18,546	168,583
RadNet, Inc. *	7,585	79,718
Select Medical Holdings Corp. *	19,539	293,085
Surgery Partners, Inc. *(a)	3,940	25,728
Tenet Healthcare Corp. *	17,864	257,242
Tivity Health, Inc. *(a)	8,039	50,565
Triple-S Management Corp., Class B *(a)	3,757	52,974
US Physical Therapy, Inc.	2,239	154,491

		6,307,830

Health Care Technology 1.8%
Allscripts Healthcare Solutions, Inc. *(a)	28,031	197,338
Castlight Health, Inc., Class B *(a)	16,306	11,791
Computer Programs & Systems, Inc.	2,093	46,569
Evolent Health, Inc., Class A *(a)	13,648	74,109
Health Catalyst, Inc. *(a)	3,548	92,780
HealthStream, Inc. *	4,491	107,559
HMS Holdings Corp. *	15,460	390,674
Inovalon Holdings, Inc., Class A *(a)	12,979	216,230
Inspire Medical Systems, Inc. *	2,421	145,938
Livongo Health, Inc. *(a)	9,233	263,418
NextGen Healthcare, Inc. *	10,056	104,985
Omnicell, Inc. *	7,259	476,045
OptimizeRx Corp. *(a)	2,566	23,248
Phreesia, Inc. *	4,950	104,099
Schrodinger, Inc. *	2,645	114,052
Simulations Plus, Inc. (a)	2,011	70,224
Tabula Rasa HealthCare, Inc. *(a)	3,497	182,858
Teladoc Health, Inc. *(a)	12,717	1,971,262
Vocera Communications, Inc. *(a)	5,358	113,804

		4,706,983

Hotels, Restaurants & Leisure 1.8%
BBX Capital Corp.	9,629	22,243
Biglari Holdings, Inc., Class B *	149	7,659
BJ’s Restaurants, Inc. (a)	3,369	46,795
Bloomin’ Brands, Inc.	15,618	111,513
Bluegreen Vacations Corp.	1,093	6,318
Boyd Gaming Corp.	14,423	207,980
Brinker International, Inc. (a)	6,689	80,335

Common Stocks (continued)
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc. *(a)	5,398	$9,824
Century Casinos, Inc. *	4,199	10,120
Cheesecake Factory, Inc. (The) (a)	7,175	122,549
Churchill Downs, Inc.	6,210	639,319
Chuy’s Holdings, Inc. *(a)	2,959	29,797
Cracker Barrel Old Country Store, Inc. (a)	4,242	353,019
Dave & Buster’s Entertainment, Inc. (a)	5,599	73,235
Del Taco Restaurants, Inc. *	4,778	16,389
Denny’s Corp. *	10,346	79,457
Dine Brands Global, Inc. (a)	2,874	82,426
Drive Shack, Inc. *(a)	10,395	15,800
El Pollo Loco Holdings, Inc. *(a)	3,390	28,645
Eldorado Resorts, Inc. *(a)	11,754	169,258
Everi Holdings, Inc. *	12,696	41,897
Fiesta Restaurant Group, Inc. *	3,691	14,875
Golden Entertainment, Inc. *	2,792	18,455
Inspired Entertainment, Inc. *	1,372	4,637
J Alexander’s Holdings, Inc. *	1,877	7,189
Jack in the Box, Inc. (a)	4,048	141,882
Kura Sushi USA, Inc., Class A *(a)	540	6,458
Lindblad Expeditions Holdings, Inc. *	3,695	15,408
Marriott Vacations Worldwide Corp.	7,231	401,899
Monarch Casino & Resort, Inc. *	2,117	59,424
Nathan’s Famous, Inc.	498	30,378
Noodles & Co. *	4,656	21,930
Papa John’s International, Inc. (a)	3,953	210,972
Penn National Gaming, Inc. *	19,550	247,308
PlayAGS, Inc. *	4,299	11,392
Potbelly Corp. *(a)	3,312	10,234
RCI Hospitality Holdings, Inc.	1,532	15,274
Red Lion Hotels Corp. *	3,845	5,614
Red Robin Gourmet Burgers, Inc. *(a)	2,297	19,570
Red Rock Resorts, Inc., Class A	12,582	107,576
Ruth’s Hospitality Group, Inc.	5,090	34,001
Scientific Games Corp. *	10,053	97,514
SeaWorld Entertainment, Inc. *(a)	8,531	94,012
Shake Shack, Inc., Class A *(a)	5,198	196,173
Target Hospitality Corp. *(a)	5,268	10,483
Texas Roadhouse, Inc.	11,532	476,272
Twin River Worldwide Holdings, Inc. (a)	3,184	41,424
Wingstop, Inc.	5,080	404,876

		4,859,808

Household Durables 1.5%
Bassett Furniture Industries, Inc.	1,476	8,044
Beazer Homes USA, Inc. *	4,885	31,459
Casper Sleep, Inc. *(a)	1,942	8,331
Cavco Industries, Inc. *	1,537	222,773
Century Communities, Inc. *	4,877	70,765
Ethan Allen Interiors, Inc.	3,942	40,287
Flexsteel Industries, Inc.	1,117	12,242
GoPro, Inc., Class A *(a)	21,605	56,605
Green Brick Partners, Inc. *	4,118	33,150
Hamilton Beach Brands Holding Co., Class A	961	9,139
Helen of Troy Ltd. *	4,393	632,724

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Household Durables (continued)
Hooker Furniture Corp. (a)	1,969	$30,736
Installed Building Products, Inc. *	4,019	160,238
iRobot Corp. *(a)	4,945	202,251
KB Home	15,173	274,631
La-Z-Boy, Inc.	8,077	165,982
Legacy Housing Corp. *	1,099	10,166
LGI Homes, Inc. *(a)	3,572	161,276
Lifetime Brands, Inc.	1,965	11,102
Lovesac Co. (The) *(a)	1,379	8,040
M/I Homes, Inc. *	4,851	80,187
MDC Holdings, Inc.	8,906	206,619
Meritage Homes Corp. *	6,423	234,504
Purple Innovation, Inc. *	1,313	7,458
Skyline Champion Corp. *	9,002	141,151
Sonos, Inc. *	14,851	125,936
Taylor Morrison Home Corp. *	23,249	255,739
TopBuild Corp. *	5,936	425,255
TRI Pointe Group, Inc. *	24,641	216,102
Tupperware Brands Corp. (a)	8,458	13,702
Universal Electronics, Inc. *	2,276	87,330
ZAGG, Inc. *(a)	4,751	14,776

		3,958,700

Household Products 0.3%
Central Garden & Pet Co. *	1,847	50,792
Central Garden & Pet Co., Class A *	7,219	184,590
Oil-Dri Corp. of America	1,006	33,641
WD-40 Co. (a)	2,418	485,655

		754,678

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp. *	16,718	35,776
Clearway Energy, Inc., Class A	6,023	103,415
Clearway Energy, Inc., Class C	14,251	267,919
Ormat Technologies, Inc.	7,007	474,094
Sunnova Energy International, Inc. *	5,568	56,070
TerraForm Power, Inc., Class A	14,286	225,290

		1,162,564

Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,265	133,006

Insurance 2.6%
Ambac Financial Group, Inc. *	8,525	105,198
American Equity Investment Life Holding Co.	15,059	283,109
AMERISAFE, Inc.	2,763	178,131
Argo Group International Holdings Ltd.	5,912	219,099
Benefytt Technologies, Inc., Class A *(a)	1,601	35,846
BRP Group, Inc., Class A *	3,612	38,107
Citizens, Inc. *(a)	8,507	55,466
CNO Financial Group, Inc.	26,644	330,119
Crawford & Co., Class A	2,590	18,648
Donegal Group, Inc., Class A	1,894	28,789
eHealth, Inc. *	3,990	561,872
Employers Holdings, Inc.	4,749	192,382
Enstar Group Ltd. *	2,043	324,939
FBL Financial Group, Inc., Class A	1,781	83,119
FedNat Holding Co.	2,158	24,774
Genworth Financial, Inc., Class A *	88,622	294,225

Common Stocks (continued)
	Shares	Value

Insurance (continued)
Global Indemnity Ltd.	1,618	$41,259
Goosehead Insurance, Inc., Class A *(a)	2,109	94,125
Greenlight Capital Re Ltd., Class A *(a)	5,065	30,137
Hallmark Financial Services, Inc. *	2,386	9,639
HCI Group, Inc. (a)	1,136	45,724
Heritage Insurance Holdings, Inc.	4,542	48,645
Horace Mann Educators Corp.	6,273	229,529
Independence Holding Co.	852	21,777
Investors Title Co.	252	32,256
James River Group Holdings Ltd.	5,263	190,731
Kinsale Capital Group, Inc.	3,639	380,385
MBIA, Inc. *(a)	13,987	99,867
National General Holdings Corp.	12,185	201,662
National Western Life Group, Inc., Class A	410	70,520
NI Holdings, Inc. *	1,981	26,862
Palomar Holdings, Inc. *	3,317	192,917
ProAssurance Corp.	8,112	202,800
ProSight Global, Inc. *	1,462	14,254
Protective Insurance Corp., Class B	1,489	20,474
RLI Corp. (a)	7,071	621,753
Safety Insurance Group, Inc.	2,625	221,629
Selective Insurance Group, Inc.	10,405	517,128
State Auto Financial Corp.	3,105	86,288
Stewart Information Services Corp.	3,587	95,665
Third Point Reinsurance Ltd. *	14,144	104,807
Tiptree, Inc.	4,212	21,987
Trupanion, Inc. *(a)	5,030	130,931
United Fire Group, Inc.	3,991	130,146
United Insurance Holdings Corp.	3,629	33,532
Universal Insurance Holdings, Inc. (a)	5,141	92,127
Watford Holdings Ltd. *	3,323	48,682

		6,832,061

Interactive Media & Services 0.3%
Cargurus, Inc. *	13,041	246,997
Cars.com, Inc. *	11,645	50,074
DHI Group, Inc. *	8,227	17,770
Eventbrite, Inc., Class A *	6,188	45,172
EverQuote, Inc., Class A *(a)	1,489	39,086
Liberty TripAdvisor Holdings, Inc., Class A *	11,823	21,281
Meet Group, Inc. (The) *(a)	11,088	65,087
QuinStreet, Inc. *	7,836	63,080
Travelzoo*	719	2,826
TrueCar, Inc. *	17,758	42,974
Yelp, Inc. *	11,963	215,693

		810,040

Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A *(a)	4,170	55,169
Duluth Holdings, Inc., Class B *(a)	1,769	7,094
Groupon, Inc. *(a)	76,506	74,991
Lands’ End, Inc. *	1,799	9,607
Leaf Group Ltd. *	2,839	3,804
Liquidity Services, Inc. *	4,815	18,682
PetMed Express, Inc.	3,414	98,255
Quotient Technology, Inc. *	13,871	90,162

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Internet & Direct Marketing Retail (continued)
RealReal, Inc. (The) *	9,655	$67,682
Rubicon Project, Inc. (The) *	8,307	46,104
Shutterstock, Inc.	3,339	107,382
Stamps.com, Inc. *(a)	2,885	375,281
Stitch Fix, Inc., Class A *(a)	7,195	91,376
Waitr Holdings, Inc. *(a)	13,362	16,435

		1,062,024

IT Services 2.3%
Brightcove, Inc. *	6,370	44,399
Cardtronics plc, Class A *(a)	6,399	133,867
Cass Information Systems, Inc.	2,597	91,311
Conduent, Inc. *	29,425	72,091
CSG Systems International, Inc.	5,848	244,739
Endurance International Group Holdings, Inc. *	13,071	25,227
EVERTEC, Inc.	10,805	245,598
Evo Payments, Inc., Class A *	7,338	112,271
Exela Technologies, Inc. *(a)	6,956	1,426
ExlService Holdings, Inc. *	5,847	304,219
GTT Communications, Inc. *(a)	5,408	42,994
Hackett Group, Inc. (The)	4,491	57,126
I3 Verticals, Inc., Class A *(a)	2,681	51,180
Information Services Group, Inc. *	4,839	12,436
International Money Express, Inc. *(a)	3,053	27,874
KBR, Inc.	24,702	510,837
Limelight Networks, Inc. *	19,852	113,156
LiveRamp Holdings, Inc. *	11,743	386,580
ManTech International Corp., Class A	4,721	343,075
MAXIMUS, Inc.	11,164	649,745
NIC, Inc.	11,498	264,454
Paysign, Inc. *(a)	4,789	24,711
Perficient, Inc. *	5,538	150,024
Perspecta, Inc.	24,467	446,278
PRGX Global, Inc. *	3,011	8,431
Priority Technology Holdings, Inc. *	949	1,841
Science Applications International Corp.	10,132	756,151
StarTek, Inc. *	2,593	9,750
Sykes Enterprises, Inc. *	6,875	186,450
TTEC Holdings, Inc.	3,252	119,414
Tucows, Inc., Class A *(a)	1,643	79,291
Unisys Corp. *	8,472	104,629
Verra Mobility Corp. *(a)	22,722	162,235
Virtusa Corp. *	5,169	146,800

		5,930,610

Leisure Products 0.4%
Acushnet Holdings Corp.	6,122	157,458
American Outdoor Brands Corp. *	9,916	82,303
Callaway Golf Co. (a)	16,767	171,359
Clarus Corp.	3,397	33,290
Escalade, Inc.	1,601	9,526
Johnson Outdoors, Inc., Class A	901	56,493
Malibu Boats, Inc., Class A *	3,703	106,609
Marine Products Corp.	1,164	9,405
MasterCraft Boat Holdings, Inc. *	3,118	22,761
Sturm Ruger & Co., Inc. (a)	2,896	147,435
Vista Outdoor, Inc. *	10,591	93,201

Common Stocks (continued)
	Shares	Value

Leisure Products (continued)
YETI Holdings, Inc. *	9,932	$193,873

		1,083,713

Life Sciences Tools & Services 1.1%
Accelerate Diagnostics, Inc. *(a)	4,425	36,860
ChromaDex Corp. *(a)	6,947	22,647
Codexis, Inc. *(a)	8,954	99,927
Fluidigm Corp. *	11,153	28,329
Luminex Corp.	7,369	202,868
Medpace Holdings, Inc. *	4,823	353,912
NanoString Technologies, Inc. *	6,012	144,589
NeoGenomics, Inc. *(a)	16,756	462,633
Pacific Biosciences of California, Inc. *(a)	24,681	75,524
Personalis, Inc. *	3,912	31,570
Quanterix Corp. *(a)	2,261	41,534
Repligen Corp. *	9,211	889,230
Syneos Health, Inc. *	10,928	430,782

		2,820,405

Machinery 3.5%
Alamo Group, Inc.	1,738	154,300
Albany International Corp., Class A	5,433	257,144
Altra Industrial Motion Corp.	11,517	201,432
Astec Industries, Inc. (a)	3,900	136,383
Barnes Group, Inc.	8,225	344,052
Blue Bird Corp. *	2,490	27,216
Briggs & Stratton Corp. (a)	6,470	11,711
Chart Industries, Inc. *	6,472	187,559
CIRCOR International, Inc. *	3,576	41,589
Columbus McKinnon Corp.	4,239	105,975
Commercial Vehicle Group, Inc. *	5,724	8,643
Douglas Dynamics, Inc.	4,032	143,176
Eastern Co. (The)	838	16,341
Energy Recovery, Inc. *(a)	7,061	52,534
Enerpac Tool Group Corp. (a)	9,727	160,982
EnPro Industries, Inc.	3,732	147,713
ESCO Technologies, Inc.	4,503	341,823
Evoqua Water Technologies Corp. *(a)	13,313	149,239
Federal Signal Corp.	10,550	287,804
Franklin Electric Co., Inc.	8,071	380,386
Gencor Industries, Inc. *	1,310	13,755
Gorman-Rupp Co. (The)	2,999	93,599
Graham Corp.	1,825	23,542
Greenbrier Cos., Inc. (The) (a)	5,897	104,613
Helios Technologies, Inc.	5,083	192,747
Hillenbrand, Inc.	12,856	245,678
Hurco Cos., Inc.	1,080	31,428
Hyster-Yale Materials Handling, Inc.	1,786	71,601
John Bean Technologies Corp. (a)	5,535	411,084
Kadant, Inc.	1,972	147,210
Kennametal, Inc.	14,380	267,756
LB Foster Co., Class A *	1,729	21,370
Lindsay Corp. (a)	1,932	176,933
Luxfer Holdings plc	4,644	65,666
Lydall, Inc. *	2,906	18,773
Manitowoc Co., Inc. (The) *	5,855	49,767
Mayville Engineering Co., Inc. *	1,040	6,375
Meritor, Inc. *	12,616	167,162
Miller Industries, Inc.	1,871	52,912
Mueller Industries, Inc.	9,917	237,413

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Machinery (continued)
Mueller Water Products, Inc., Class A	27,844	$223,030
Navistar International Corp. *(a)	8,834	145,673
NN, Inc. (a)	7,105	12,292
Omega Flex, Inc.	491	41,440
Park-Ohio Holdings Corp.	1,692	32,046
Proto Labs, Inc. *(a)	4,718	359,181
RBC Bearings, Inc. *	4,297	484,659
REV Group, Inc.	4,408	18,381
Rexnord Corp.	18,578	421,163
Spartan Motors, Inc.	5,918	76,401
SPX Corp. *	7,785	254,102
SPX FLOW, Inc. *	7,577	215,338
Standex International Corp.	2,239	109,756
Tennant Co.	3,185	184,571
Terex Corp. (a)	11,186	160,631
Titan International, Inc.	7,807	12,101
TriMas Corp. *	7,778	179,672
Twin Disc, Inc. *	2,219	15,489
Wabash National Corp.	9,038	65,254
Watts Water Technologies, Inc., Class A	5,067	428,922
Welbilt, Inc. *	23,126	118,636

		9,114,124

Marine 0.1%
Costamare, Inc.	8,752	39,559
Eagle Bulk Shipping, Inc. *(a)	7,115	13,163
Genco Shipping & Trading Ltd.	2,472	15,870
Matson, Inc.	7,497	229,558
Safe Bulkers, Inc. *	7,148	8,506
Scorpio Bulkers, Inc.	8,714	22,047

		328,703

Media 0.7%
Boston Omaha Corp., Class A *	1,631	29,537
Cardlytics, Inc. *	2,567	89,742
Central European Media Enterprises Ltd., Class A *	16,604	51,971
Clear Channel Outdoor Holdings, Inc. *(a)	10,117	6,475
comScore, Inc. *	7,925	22,349
Cumulus Media, Inc., Class A *	2,281	12,363
Daily Journal Corp. *(a)	202	46,117
Emerald Holding, Inc.	4,244	10,992
Entercom Communications Corp., Class A (a)	22,648	38,728
Entravision Communications Corp., Class A	9,619	19,527
EW Scripps Co. (The), Class A	9,389	70,793
Fluent, Inc. *(a)	6,890	8,061
Gannett Co., Inc. (a)	22,027	32,600
Gray Television, Inc. *	15,714	168,768
Hemisphere Media Group, Inc. *	2,947	25,167
Lee Enterprises, Inc. *	8,608	8,462
Liberty Latin America Ltd., Class A *	7,833	82,403
Liberty Latin America Ltd., Class C *	20,201	207,262
Loral Space & Communications, Inc. *	2,213	35,961
Marchex, Inc., Class B *	5,574	8,082
MDC Partners, Inc., Class A *	11,367	16,482

Common Stocks (continued)
	Shares	Value

Media (continued)
Meredith Corp. (a)	6,843	$83,622
MSG Networks, Inc., Class A *(a)	7,277	74,225
National CineMedia, Inc.	10,428	33,995
Saga Communications, Inc., Class A	572	15,736
Scholastic Corp.	5,223	133,134
TechTarget, Inc. *	3,901	80,400
TEGNA, Inc. (a)	38,273	415,645
Tribune Publishing Co.	2,966	24,054
WideOpenWest, Inc. *	3,744	17,822

		1,870,475

Metals & Mining 1.0%
Allegheny Technologies, Inc. *(a)	22,579	191,921
Carpenter Technology Corp.	8,407	163,937
Century Aluminum Co. *(a)	8,506	30,792
Cleveland-Cliffs, Inc. (a)	69,592	274,887
Coeur Mining, Inc. *	42,672	136,977
Commercial Metals Co.	20,949	330,785
Compass Minerals International, Inc.	6,036	232,205
Gold Resource Corp.	10,281	28,273
Haynes International, Inc.	2,104	43,363
Hecla Mining Co. (a)	92,322	168,026
Kaiser Aluminum Corp.	2,771	191,975
Materion Corp.	3,634	127,226
Novagold Resources, Inc. *	40,931	302,071
Olympic Steel, Inc.	1,562	16,167
Ramaco Resources, Inc. *	724	1,730
Ryerson Holding Corp. *	2,740	14,577
Schnitzer Steel Industries, Inc., Class A	4,476	58,367
SunCoke Energy, Inc.	12,468	48,002
Synalloy Corp. *	1,236	10,790
TimkenSteel Corp. *	6,643	21,457
Warrior Met Coal, Inc.	8,778	93,222
Worthington Industries, Inc.	6,897	181,046

		2,667,796

Mortgage Real Estate Investment Trusts (REITs) 0.7%
AG Mortgage Investment Trust, Inc.	5,367	14,706
Anworth Mortgage Asset Corp.	16,803	18,987
Apollo Commercial Real Estate Finance, Inc.	27,638	205,074
Ares Commercial Real Estate Corp.	5,738	40,109
Arlington Asset Investment Corp., Class A	6,231	13,646
ARMOUR Residential REIT, Inc.	10,085	88,849
Blackstone Mortgage Trust, Inc., Class A	22,192	413,215
Capstead Mortgage Corp.	15,838	66,520
Cherry Hill Mortgage Investment Corp.	2,567	15,915
Colony Credit Real Estate, Inc.	14,787	58,261
Dynex Capital, Inc.	4,071	42,501
Ellington Financial, Inc.	6,562	37,469
Exantas Capital Corp.	4,917	13,571
Granite Point Mortgage Trust, Inc.	9,077	46,020
Great Ajax Corp.	2,994	19,042
Invesco Mortgage Capital, Inc.	28,710	97,901
KKR Real Estate Finance Trust, Inc.	3,749	56,272

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Corp.	17,471	$82,813
New York Mortgage Trust, Inc.	65,411	101,387
Orchid Island Capital, Inc.	10,725	31,639
PennyMac Mortgage Investment Trust	17,116	181,772
Ready Capital Corp.	5,366	38,742
Redwood Trust, Inc.	20,142	101,919
TPG RE Finance Trust, Inc.	8,288	45,501
Western Asset Mortgage Capital Corp.	8,804	20,161

		1,851,992

Multiline Retail 0.1%
Big Lots, Inc. (a)	7,030	99,967
Dillard’s, Inc., Class A (a)	1,738	64,219
JC Penney Co., Inc. *(a)	53,101	19,116

		183,302

Multi-Utilities 0.7%
Avista Corp.	11,716	497,813
Black Hills Corp.	10,803	691,716
NorthWestern Corp.	8,871	530,752
Unitil Corp.	2,507	131,166

		1,851,447

Oil, Gas & Consumable Fuels 1.2%
Abraxas Petroleum Corp. *(a)	28,141	3,405
Altus Midstream Co. *(a)	8,100	6,075
Amplify Energy Corp.	2,252	1,274
Arch Coal, Inc., Class A (a)	2,760	79,764
Ardmore Shipping Corp.	5,585	29,321
Berry Corp.	11,954	28,809
Bonanza Creek Energy, Inc. *	3,401	38,261
Brigham Minerals, Inc., Class A	6,113	50,555
California Resources Corp. *(a)	9,310	9,310
Callon Petroleum Co. *(a)	71,731	39,301
Chaparral Energy, Inc., Class A *(a)	4,992	2,346
Clean Energy Fuels Corp. *	25,767	45,865
CNX Resources Corp. *(a)	33,160	176,411
Comstock Resources, Inc. *(a)	2,430	13,098
CONSOL Energy, Inc. *(a)	4,452	16,428
Contura Energy, Inc. *	3,058	7,186
CVR Energy, Inc. (a)	5,371	88,783
Delek US Holdings, Inc. (a)	12,808	201,854
Denbury Resources, Inc. *(a)	81,602	15,064
DHT Holdings, Inc.	19,708	151,160
Diamond S Shipping, Inc. *	5,137	60,668
Dorian LPG Ltd. *	4,886	42,557
Earthstone Energy, Inc., Class A *	3,350	5,896
Energy Fuels, Inc. *(a)	14,091	16,627
Evolution Petroleum Corp.	4,547	11,868
Extraction Oil & Gas, Inc. *(a)	13,695	5,779
Falcon Minerals Corp. (a)	6,024	12,952
GasLog Ltd. (a)	6,853	24,808
Golar LNG Ltd. (a)	17,080	134,590
Goodrich Petroleum Corp. *	1,267	5,398
Green Plains, Inc. (a)	6,050	29,343
Gulfport Energy Corp. *(a)	27,128	12,064
Hallador Energy Co. (a)	3,562	3,380
HighPoint Resources Corp. *(a)	19,423	3,690
International Seaways, Inc.	4,271	102,034
Laredo Petroleum, Inc. *	30,559	11,606

Common Stocks (continued)
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A *(a)	17,336	$69,344
Matador Resources Co. *(a)	20,658	51,232
Montage Resources Corp. *(a)	3,467	7,801
NACCO Industries, Inc., Class A	590	16,508
NextDecade Corp. *	2,175	4,089
Nordic American Tankers Ltd. (a)	23,597	106,894
Northern Oil and Gas, Inc. *(a)	49,782	33,011
Oasis Petroleum, Inc. *(a)	54,319	19,012
Overseas Shipholding Group, Inc., Class A *	12,144	27,567
Panhandle Oil and Gas, Inc., Class A (a)	2,912	10,745
Par Pacific Holdings, Inc. *	6,040	42,884
PDC Energy, Inc. *(a)	18,144	112,674
Peabody Energy Corp. (a)	11,706	33,947
Penn Virginia Corp. *	2,512	7,762
PrimeEnergy Resources Corp. *	81	5,994
QEP Resources, Inc.	40,526	13,556
Renewable Energy Group, Inc. *(a)	6,617	135,847
REX American Resources Corp. *	932	43,347
Ring Energy, Inc. *(a)	10,366	6,828
Rosehill Resources, Inc. *	1,996	818
SandRidge Energy, Inc. *(a)	4,659	4,189
Scorpio Tankers, Inc. (a)	7,567	144,681
SFL Corp. Ltd. (a)	14,394	136,311
SilverBow Resources, Inc. *(a)	1,010	2,495
SM Energy Co.	21,106	25,749
Southwestern Energy Co. *(a)	98,156	165,884
Talos Energy, Inc. *	3,409	19,602
Teekay Corp. *(a)	12,241	38,682
Teekay Tankers Ltd., Class A *(a)	4,289	95,387
Tellurian, Inc. *(a)	16,269	14,706
Unit Corp. *(a)	8,844	2,300
Uranium Energy Corp. *	27,069	15,159
W&T Offshore, Inc. *	15,841	26,930
Whiting Petroleum Corp. *(a)	15,410	10,331
World Fuel Services Corp.	11,267	283,703

		3,223,499

Paper & Forest Products 0.4%
Boise Cascade Co.	6,973	165,818
Clearwater Paper Corp. *(a)	2,707	59,040
Louisiana-Pacific Corp.	19,976	343,188
Neenah, Inc.	2,862	123,438
PH Glatfelter Co.	7,376	90,135
Schweitzer-Mauduit International, Inc.	5,520	153,566
Verso Corp., Class A *	5,905	66,608

		1,001,793

Personal Products 0.3%
BellRing Brands, Inc., Class A *	7,235	123,357
Edgewell Personal Care Co. *	9,478	228,230
elf Beauty, Inc. *	4,867	47,891
Inter Parfums, Inc.	3,162	146,559
Lifevantage Corp. *	2,228	22,948
Medifast, Inc. (a)	1,891	118,187
Nature’s Sunshine Products, Inc. *	1,586	12,894
Revlon, Inc., Class A *(a)	1,213	13,258
USANA Health Sciences, Inc. *(a)	2,210	127,650
Youngevity International, Inc. *(a)	1,318	923

		841,897

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Pharmaceuticals 1.9%
AcelRx Pharmaceuticals, Inc. *(a)	12,634	$14,908
Acer Therapeutics, Inc. *(a)	1,523	3,031
Aclaris Therapeutics, Inc. *(a)	4,528	4,709
Aerie Pharmaceuticals, Inc. *(a)	7,230	97,605
Akorn, Inc. *	16,678	9,360
Amneal Pharmaceuticals, Inc. *(a)	20,023	69,680
Amphastar Pharmaceuticals, Inc. *	6,077	90,183
ANI Pharmaceuticals, Inc. *	1,548	63,065
Arvinas, Inc. *	3,799	153,100
Assertio Therapeutics, Inc. *	11,120	7,228
Axsome Therapeutics, Inc. *	4,723	277,854
Baudax Bio, Inc. *(a)	1,114	2,763
BioDelivery Sciences International, Inc. *	14,889	56,429
Cara Therapeutics, Inc. *(a)	6,744	89,088
cbdMD, Inc. *(a)	1,515	1,409
Cerecor, Inc. *(a)	3,418	8,477
Chiasma, Inc. *(a)	5,497	20,064
Collegium Pharmaceutical, Inc. *(a)	5,889	96,167
Corcept Therapeutics, Inc. *(a)	17,144	203,842
CorMedix, Inc. *(a)	3,785	13,588
Cymabay Therapeutics, Inc. *	11,147	16,498
Eloxx Pharmaceuticals, Inc. *(a)	4,261	8,352
Endo International plc *(a)	40,423	149,565
Evofem Biosciences, Inc. *	2,229	11,858
Evolus, Inc. *(a)	3,129	12,985
EyePoint Pharmaceuticals, Inc. *(a)	9,862	10,059
Fulcrum Therapeutics, Inc. *(a)	2,492	29,754
Innoviva, Inc. *	10,889	128,055
Intersect ENT, Inc. *	5,697	67,509
Intra-Cellular Therapies, Inc. *	9,485	145,784
Kala Pharmaceuticals, Inc. *(a)	3,901	34,290
Kaleido Biosciences, Inc. *(a)	1,924	11,833
Lannett Co., Inc. *(a)	5,315	36,939
Liquidia Technologies, Inc. *	2,154	10,145
Mallinckrodt plc *(a)	13,605	26,938
Marinus Pharmaceuticals, Inc. *	17,154	34,823
Menlo Therapeutics, Inc. *	9,535	25,554
MyoKardia, Inc. *(a)	7,858	368,383
NGM Biopharmaceuticals, Inc. *	4,135	50,985
Ocular Therapeutix, Inc. *	6,820	33,759
Odonate Therapeutics, Inc. *	1,809	49,946
Omeros Corp. *(a)	9,276	124,020
Optinose, Inc. *(a)	4,041	18,144
Osmotica Pharmaceuticals plc *	1,598	5,082
Pacira BioSciences, Inc. *	7,162	240,142
Paratek Pharmaceuticals, Inc. *	4,717	14,859
Phathom Pharmaceuticals, Inc. *	1,822	47,044
Phibro Animal Health Corp., Class A	3,727	90,082
Prestige Consumer Healthcare, Inc. *	8,900	326,452
Reata Pharmaceuticals, Inc., Class A *(a)	3,984	575,051
Recro Pharma, Inc. *	3,324	27,157
resTORbio, Inc. *	2,412	2,484
Revance Therapeutics, Inc. *(a)	9,266	137,137
Satsuma Pharmaceuticals, Inc. *	749	16,118
SIGA Technologies, Inc. *	8,870	42,399
Strongbridge Biopharma plc *	5,778	10,920
Supernus Pharmaceuticals, Inc. *	8,703	156,567

Common Stocks (continued)
	Shares	Value

Pharmaceuticals (continued)
TherapeuticsMD, Inc. *(a)	37,504	$39,754
Theravance Biopharma, Inc. *	8,810	203,599
Tricida, Inc. *	3,993	87,846
Verrica Pharmaceuticals, Inc. *(a)	2,273	24,844
WaVe Life Sciences Ltd. *(a)	4,424	41,453
Xeris Pharmaceuticals, Inc. *	4,313	8,410
Zogenix, Inc. *	7,707	190,594
Zynerba Pharmaceuticals, Inc. *(a)	4,473	17,132

		4,993,854

Professional Services 1.5%
Acacia Research Corp. *	7,232	16,055
ASGN, Inc. *	8,948	316,043
Barrett Business Services, Inc.	1,222	48,440
BG Staffing, Inc.	1,650	12,342
CBIZ, Inc. *(a)	9,134	191,083
CRA International, Inc.	1,433	47,877
Exponent, Inc.	9,139	657,186
Forrester Research, Inc. *	1,821	53,228
Franklin Covey Co. *	1,607	24,973
FTI Consulting, Inc. *	6,551	784,613
GP Strategies Corp. *	2,243	14,602
Heidrick & Struggles International, Inc.	3,214	72,315
Huron Consulting Group, Inc. *	4,039	183,209
ICF International, Inc.	3,229	221,832
InnerWorkings, Inc. *	7,476	8,747
Insperity, Inc.	6,475	241,518
Kelly Services, Inc., Class A	6,034	76,571
Kforce, Inc.	3,638	93,024
Korn Ferry	9,859	239,771
Mistras Group, Inc. *	3,322	14,152
Resources Connection, Inc.	5,029	55,168
TriNet Group, Inc. *	7,787	293,258
TrueBlue, Inc. *	7,151	91,247
Upwork, Inc. *(a)	9,649	62,236
Willdan Group, Inc. *(a)	1,679	35,880

		3,855,370

Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA *	1,085	8,322
American Realty Investors, Inc. *	423	3,908
Consolidated-Tomoka Land Co.	807	36,581
Cushman & Wakefield plc *	19,564	229,681
eXp World Holdings, Inc. *(a)	3,494	29,559
Forestar Group, Inc. *	3,097	32,054
FRP Holdings, Inc. *	1,232	52,976
Griffin Industrial Realty, Inc.	155	5,068
Kennedy-Wilson Holdings, Inc.	21,630	290,275
Marcus & Millichap, Inc. *	4,016	108,834
Maui Land & Pineapple Co., Inc. *	983	10,744
Newmark Group, Inc., Class A	25,730	109,352
Rafael Holdings, Inc., Class B *	1,686	21,598
RE/MAX Holdings, Inc., Class A	2,979	65,300
Realogy Holdings Corp. (a)	20,457	61,576
Redfin Corp. *(a)	15,992	246,597
RMR Group, Inc. (The), Class A	2,869	77,377
St Joe Co. (The) *(a)	5,749	96,468
Stratus Properties, Inc. *	994	17,584
Tejon Ranch Co. *	3,556	49,997

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Real Estate Management & Development (continued)
Transcontinental Realty Investors, Inc. *(a)	231	$4,738

		1,558,589

Road & Rail 0.5%
ArcBest Corp.	4,652	81,503
Avis Budget Group, Inc. *	10,271	142,767
Covenant Transportation Group, Inc., Class A *	1,917	16,620
Daseke, Inc. *	7,821	10,949
Heartland Express, Inc.	8,072	149,897
Hertz Global Holdings, Inc. *(a)	18,251	112,791
Marten Transport Ltd.	6,799	139,515
PAM Transportation Services, Inc. *	334	10,271
Roadrunner Transportation Systems, Inc. *(a)	700	1,785
Saia, Inc. *	4,525	332,769
Universal Logistics Holdings, Inc.	1,585	20,764
US Xpress Enterprises, Inc., Class A *(a)	3,228	10,782
Werner Enterprises, Inc.	8,000	290,080
YRC Worldwide, Inc. *(a)	4,786	8,040

		1,328,533

Semiconductors & Semiconductor Equipment 3.2%
Adesto Technologies Corp. *(a)	4,687	52,448
Advanced Energy Industries, Inc. *	6,606	320,325
Alpha & Omega Semiconductor Ltd. *	3,600	23,076
Ambarella, Inc. *	5,647	274,218
Amkor Technology, Inc. *	17,625	137,299
Axcelis Technologies, Inc. *	5,921	108,414
AXT, Inc. *	6,522	20,936
Brooks Automation, Inc.	12,653	385,916
Cabot Microelectronics Corp.	5,066	578,233
CEVA, Inc. *	3,708	92,440
Cirrus Logic, Inc. *	10,234	671,657
Cohu, Inc.	7,321	90,634
Diodes, Inc. *	7,324	297,611
DSP Group, Inc. *	3,736	50,062
Enphase Energy, Inc. *	16,041	517,964
FormFactor, Inc. *	13,167	264,525
GSI Technology, Inc. *	2,388	16,620
Ichor Holdings Ltd. *	3,924	75,184
Impinj, Inc. *(a)	2,843	47,507
Inphi Corp. *	7,896	625,126
Lattice Semiconductor Corp. *	22,440	399,881
MACOM Technology Solutions Holdings, Inc. *(a)	8,280	156,740
MaxLinear, Inc. *	11,323	132,139
NeoPhotonics Corp. *	7,013	50,844
NVE Corp.	875	45,526
Onto Innovation, Inc. *(a)	8,310	246,558
PDF Solutions, Inc. *	5,399	63,276
Photronics, Inc. *	10,326	105,945
Power Integrations, Inc. (a)	5,003	441,915
Rambus, Inc. *	19,452	215,917
Semtech Corp. *	11,592	434,700
Silicon Laboratories, Inc. *	7,556	645,358
SiTime Corp. *	967	21,052
SMART Global Holdings, Inc. *	2,264	55,015
SunPower Corp. *(a)	13,467	68,278

Common Stocks (continued)
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc. *	6,009	$347,741
Ultra Clean Holdings, Inc. *	7,171	98,960
Veeco Instruments, Inc. *	8,844	84,637
Xperi Corp.	8,936	124,300

		8,388,977

Software 5.0%
8x8, Inc. *(a)	17,096	236,951
A10 Networks, Inc. *	9,322	57,890
ACI Worldwide, Inc. *	20,219	488,289
Agilysys, Inc. *	3,832	63,994
Alarm.com Holdings, Inc. *(a)	6,401	249,063
Altair Engineering, Inc., Class A *	7,141	189,236
American Software, Inc., Class A	5,525	78,510
Appfolio, Inc., Class A *(a)	2,784	308,885
Appian Corp. *(a)	6,084	244,759
Avaya Holdings Corp. *(a)	17,322	140,135
Benefitfocus, Inc. *	5,018	44,710
Blackbaud, Inc.	8,561	475,564
Blackline, Inc. *(a)	7,544	396,890
Bottomline Technologies DE, Inc. *	7,732	283,378
Box, Inc., Class A *	25,787	362,049
ChannelAdvisor Corp. *	4,957	35,988
Cloudera, Inc. *(a)	43,036	338,693
CommVault Systems, Inc. *(a)	7,399	299,512
Cornerstone OnDemand, Inc. *	9,897	314,230
Digimarc Corp. *	1,985	25,904
Digital Turbine, Inc. *	13,289	57,276
Domo, Inc., Class B *(a)	2,964	29,462
Ebix, Inc. (a)	4,353	66,079
eGain Corp. *	3,388	24,834
Envestnet, Inc. *	8,452	454,549
Everbridge, Inc. *(a)	5,841	621,249
Five9, Inc. *	10,513	803,824
ForeScout Technologies, Inc. *(a)	7,601	240,116
GTY Technology Holdings, Inc. *(a)	6,324	28,584
Ideanomics, Inc. *(a)	30,614	41,023
Intelligent Systems Corp. *(a)	1,095	37,219
J2 Global, Inc. (a)	8,221	615,342
LivePerson, Inc. *(a)	11,103	252,593
Majesco *	1,044	5,700
MicroStrategy, Inc., Class A *	1,412	166,757
Mitek Systems, Inc. *	4,713	37,138
MobileIron, Inc. *	16,751	63,654
Model N, Inc. *	5,898	130,995
OneSpan, Inc. *	6,008	109,045
Phunware, Inc. *(a)	4,454	3,006
Ping Identity Holding Corp. *(a)	2,333	46,707
Progress Software Corp.	7,924	253,568
PROS Holdings, Inc. *	5,882	182,518
Q2 Holdings, Inc. *(a)	7,649	451,750
QAD, Inc., Class A	2,142	85,530
Qualys, Inc. *(a)	5,912	514,285
Rapid7, Inc. *(a)	8,646	374,631
Rimini Street, Inc. *	3,153	12,896
Rosetta Stone, Inc. *	3,712	52,042
SailPoint Technologies Holding, Inc. *(a)	15,347	233,581
SecureWorks Corp., Class A *	1,334	15,354
SharpSpring, Inc. *(a)	1,732	10,496
ShotSpotter, Inc. *(a)	1,342	36,878

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Software (continued)
Sprout Social, Inc., Class A *	1,956	$31,218
SPS Commerce, Inc. *	6,214	289,013
SVMK, Inc. *	15,584	210,540
Synchronoss Technologies, Inc. *	6,150	18,758
Telaria, Inc. *	8,195	49,170
Telenav, Inc. *	6,587	28,456
Tenable Holdings, Inc. *	6,493	141,937
TiVo Corp.	22,461	159,024
Upland Software, Inc. *(a)	4,111	110,257
Varonis Systems, Inc. *	5,301	337,515
Verint Systems, Inc. *	11,648	500,864
VirnetX Holding Corp. *	10,388	56,822
Workiva, Inc. *	6,571	212,440
Yext, Inc. *(a)	17,117	174,422
Zix Corp. *(a)	9,871	42,544
Zuora, Inc., Class A *(a)	15,301	123,173

		13,179,464

Specialty Retail 1.6%
Aaron’s, Inc. (a)	12,052	274,545
Abercrombie & Fitch Co., Class A (a)	10,782	98,008
American Eagle Outfitters, Inc.	27,705	220,255
America’s Car-Mart, Inc. *	1,118	62,999
Asbury Automotive Group, Inc. *	3,424	189,108
Ascena Retail Group, Inc. *(a)	1,360	1,890
At Home Group, Inc. *(a)	7,925	16,008
Barnes & Noble Education, Inc. *	8,280	11,261
Bed Bath & Beyond, Inc. (a)	21,838	91,938
Boot Barn Holdings, Inc. *(a)	5,089	65,801
Buckle, Inc. (The) (a)	4,903	67,220
Caleres, Inc. (a)	6,542	34,018
Camping World Holdings, Inc., Class A (a)	6,198	35,267
Cato Corp. (The), Class A	3,795	40,493
Chico’s FAS, Inc. (a)	22,008	28,390
Children’s Place, Inc. (The) (a)	2,747	53,731
Citi Trends, Inc.	1,925	17,133
Conn’s, Inc. *(a)	3,386	14,153
Container Store Group, Inc. (The) *(a)	2,328	5,494
Designer Brands, Inc., Class A (a)	10,389	51,737
Express, Inc. *(a)	12,256	18,261
GameStop Corp., Class A *(a)	12,958	45,353
Genesco, Inc. *(a)	2,626	35,031
GNC Holdings, Inc., Class A *(a)	15,898	7,442
Group 1 Automotive, Inc.	3,146	139,242
Guess?, Inc.	8,169	55,304
Haverty Furniture Cos., Inc.	2,886	34,315
Hibbett Sports, Inc. *(a)	2,948	32,236
Hudson Ltd., Class A *	6,944	34,859
J. Jill, Inc. *(a)	2,702	1,493
Lithia Motors, Inc., Class A (a)	3,985	325,933
Lumber Liquidators Holdings, Inc. *(a)	5,580	26,170
MarineMax, Inc. *	3,572	37,220
Michaels Cos., Inc. (The) *	14,705	23,822
Monro, Inc. (a)	5,679	248,797
Murphy USA, Inc. *	5,105	430,658
National Vision Holdings, Inc. *(a)	13,936	270,637
Office Depot, Inc.	97,671	160,180

Common Stocks (continued)
	Shares	Value

Specialty Retail (continued)
Party City Holdco, Inc. *(a)	8,674	$3,975
Rent-A-Center, Inc.	8,830	124,856
Restoration Hardware Holdings, Inc. *(a)	2,946	295,985
RTW RetailWinds, Inc. *(a)	4,242	891
Sally Beauty Holdings, Inc. *(a)	20,828	168,290
Shoe Carnival, Inc. (a)	1,667	34,624
Signet Jewelers Ltd. (a)	9,288	59,908
Sleep Number Corp. *(a)	4,870	93,309
Sonic Automotive, Inc., Class A (a)	4,331	57,516
Sportsman’s Warehouse Holdings, Inc. *	7,467	45,997
Tailored Brands, Inc. (a)	7,720	13,433
Tilly’s, Inc., Class A	4,152	17,148
Winmark Corp.	420	53,516
Zumiez, Inc. *	3,627	62,820

		4,338,670

Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp. *(a)	19,905	153,467
AstroNova, Inc.	1,077	8,357
Avid Technology, Inc. *(a)	4,446	29,922
Diebold Nixdorf, Inc. *(a)	13,007	45,785
Immersion Corp. *(a)	5,051	27,073
Sonim Technologies, Inc. *	591	414
Stratasys Ltd. *(a)	9,083	144,874

		409,892

Textiles, Apparel & Luxury Goods 0.7%
Centric Brands, Inc. *	2,498	2,798
Crocs, Inc. *	12,306	209,079
Culp, Inc.	1,609	11,842
Deckers Outdoor Corp. *	4,920	659,280
Delta Apparel, Inc. *	986	10,264
Fossil Group, Inc. *(a)	7,624	25,083
G-III Apparel Group Ltd. *	7,678	59,121
Kontoor Brands, Inc. (a)	7,902	151,481
Movado Group, Inc.	2,805	33,155
Oxford Industries, Inc. (a)	2,884	104,574
Rocky Brands, Inc.	1,288	24,923
Steven Madden Ltd.	14,654	340,412
Superior Group of Cos., Inc.	1,709	14,458
Unifi, Inc. *	2,599	30,018
Vera Bradley, Inc. *(a)	3,373	13,897
Vince Holding Corp. *	496	1,925
Wolverine World Wide, Inc.	14,060	213,712

		1,906,022

Thrifts & Mortgage Finance 1.8%
Axos Financial, Inc. *(a)	10,276	186,304
Bridgewater Bancshares, Inc. *	3,935	38,366
Capitol Federal Financial, Inc.	23,697	275,122
Columbia Financial, Inc. *	9,709	139,810
ESSA Bancorp, Inc.	1,831	24,993
Essent Group Ltd.	16,833	443,381
Federal Agricultural Mortgage Corp., Class C	1,660	92,346
First Defiance Financial Corp.	6,439	94,911
Flagstar Bancorp, Inc.	6,198	122,906
FS Bancorp, Inc.	664	23,904
Greene County Bancorp, Inc.	449	10,489
Hingham Institution for Savings	239	34,653
Home Bancorp, Inc.	1,320	32,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Value

Thrifts & Mortgage Finance (continued)
HomeStreet, Inc.	3,111	$69,158
Kearny Financial Corp.	14,080	120,947
Luther Burbank Corp.	3,310	30,353
Merchants Bancorp	1,541	23,392
Meridian Bancorp, Inc.	8,430	94,585
Meta Financial Group, Inc. (a)	5,980	129,886
MMA Capital Holdings, Inc. *	767	18,968
Mr. Cooper Group, Inc. *(a)	13,686	100,318
NMI Holdings, Inc., Class A *	11,703	135,872
Northfield Bancorp, Inc.	7,669	85,816
Northwest Bancshares, Inc.	17,840	206,409
OceanFirst Financial Corp.	10,083	160,421
Ocwen Financial Corp. *	21,743	10,871
OP Bancorp	2,329	17,374
PCSB Financial Corp.	3,228	45,160
PDL Community Bancorp *	1,297	13,320
PennyMac Financial Services, Inc.	3,057	67,590
Pioneer Bancorp, Inc. *	1,772	18,393
Provident Bancorp, Inc. *	1,307	11,266
Provident Financial Holdings, Inc.	897	13,661
Provident Financial Services, Inc.	10,849	139,518
Prudential Bancorp, Inc.	1,380	20,424
Radian Group, Inc.	35,632	461,434
Riverview Bancorp, Inc.	3,602	18,046
Southern Missouri Bancorp, Inc.	1,294	31,405
Sterling Bancorp, Inc.	2,706	11,636
Territorial Bancorp, Inc.	1,331	32,676
Timberland Bancorp, Inc.	1,248	22,826
TrustCo Bank Corp.	15,360	83,098
Velocity Financial, Inc. *	1,333	10,037
Walker & Dunlop, Inc.	4,953	199,457
Washington Federal, Inc.	13,962	362,454
Waterstone Financial, Inc.	4,538	65,983
Western New England Bancorp, Inc.	4,014	27,135
WSFS Financial Corp.	9,030	225,028

		4,604,336

Tobacco 0.2%
22nd Century Group, Inc. *(a)	17,151	12,863
Pyxus International, Inc. *(a)	1,248	3,881
Turning Point Brands, Inc.	1,359	28,689
Universal Corp. (a)	4,252	187,981
Vector Group Ltd.	19,782	186,346

		419,760

Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	6,738	308,061
Beacon Roofing Supply, Inc. *	9,719	160,752
BlueLinx Holdings, Inc. *(a)	1,310	6,484
BMC Stock Holdings, Inc. *	11,794	209,108
CAI International, Inc. *	2,717	38,418
DXP Enterprises, Inc. *	2,754	33,764
EVI Industries, Inc. *(a)	725	11,440
Foundation Building Materials, Inc. *	3,446	35,459
GATX Corp. (a)	6,151	384,807
General Finance Corp. *	2,166	13,516
GMS, Inc. *	7,178	112,910
H&E Equipment Services, Inc.	5,501	80,755
Herc Holdings, Inc. *	4,439	90,822
Kaman Corp.	4,857	186,849

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors (continued)
Lawson Products, Inc. *	707	$18,891
MRC Global, Inc. *(a)	14,536	61,923
NOW, Inc. *	19,030	98,195
Rush Enterprises, Inc., Class A	4,886	155,961
Rush Enterprises, Inc., Class B	785	23,950
SiteOne Landscape Supply, Inc. *	7,158	526,972
Systemax, Inc.	2,146	38,049
Textainer Group Holdings Ltd. *	9,227	75,846
Titan Machinery, Inc. *	3,208	27,878
Transcat, Inc. *	1,170	31,005
Triton International Ltd.	9,429	243,928
Veritiv Corp. *	2,132	16,758
Willis Lease Finance Corp. *	498	13,247

		3,005,748

Water Utilities 0.6%
American States Water Co.	6,461	528,122
Artesian Resources Corp., Class A	1,355	50,650
Cadiz, Inc. *(a)	2,305	26,899
California Water Service Group	8,498	427,619
Consolidated Water Co. Ltd.	2,443	40,065
Global Water Resources, Inc.	2,176	22,174
Middlesex Water Co.	3,001	180,420
Pure Cycle Corp. *	3,989	44,477
SJW Group (a)	4,628	267,360
York Water Co. (The)	2,187	95,047

		1,682,833

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc. *(a)	8,066	85,580
Gogo, Inc. *(a)	9,808	20,793
Shenandoah Telecommunications Co.	8,463	416,803
Spok Holdings, Inc.	2,885	30,841

		554,017

Total Common Stocks (cost $307,465,443)		255,502,709

Rights 0.0%†
	Number of Rights	Value

Biotechnology 0.0%†
Oncternal Therapeutics, Inc., CVR *¥	97	199

Chemicals 0.0%†
A Schulman, Inc., CVR *¥	3,948	1,709

Pharmaceuticals 0.0%†
Corium International, Inc., CVR *^¥(a)	3,946	0

Total Rights (cost $–)		1,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements 10.5%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $12,622,621, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $12,875,070. (b)	$12,622,617	$12,622,617

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $5,000,002, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $5,100,001. (b)	5,000,000	5,000,000

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $10,000,039, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $10,200,002. (b)	10,000,000	10,000,000

Total Repurchase Agreements (cost $27,622,617)		27,622,617

Total Investments (cost $335,088,060) — 107.6%		283,127,234

Liabilities in excess of other assets — (7.6)%		(20,009,607)

NET ASSETS — 100.0%		$263,117,627

*	Denotes a non-income producing security.
^	Value determined using significant unobservable inputs.
¥	Fair valued security.
†	Amount rounds to less than 0.1%.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $52,313,336, which was collateralized by cash used to purchase repurchase agreements with a total value of $27,622,617 and by $27,319,491 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $54,942,108.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $27,622,617.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	132	6/2020	USD	7,574,160	80,780

					80,780

At March 31, 2020, the Fund had $918,400 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,554,009	$–	$–	$3,554,009
Air Freight & Logistics	905,276	–	–	905,276
Airlines	684,027	–	–	684,027
Auto Components	2,166,911	–	–	2,166,911
Automobiles	154,346	–	–	154,346
Banks	23,210,963	–	–	23,210,963
Beverages	922,538	–	–	922,538
Biotechnology	23,759,487	–	–	23,759,487
Building Products	3,972,121	–	–	3,972,121
Capital Markets	3,897,304	–	–	3,897,304
Chemicals	4,336,094	–	–	4,336,094
Commercial Services & Supplies	6,679,769	–	–	6,679,769
Communications Equipment	3,352,856	–	–	3,352,856
Construction & Engineering	2,727,435	–	–	2,727,435
Construction Materials	405,224	–	–	405,224
Consumer Finance	1,541,403	–	–	1,541,403
Containers & Packaging	291,410	–	–	291,410
Distributors	266,488	–	–	266,488
Diversified Consumer Services	2,359,512	–	–	2,359,512
Diversified Financial Services	790,328	–	–	790,328

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$1,961,220	$–	$–	$1,961,220
Electric Utilities	3,092,828	–	–	3,092,828
Electrical Equipment	2,723,413	–	–	2,723,413
Electronic Equipment, Instruments & Components	7,361,479	–	–	7,361,479
Energy Equipment & Services	1,174,016	–	–	1,174,016
Entertainment	496,135	–	–	496,135
Equity Real Estate Investment Trusts (REITs)	17,805,238	–	–	17,805,238
Food & Staples Retailing	1,918,094	–	–	1,918,094
Food Products	3,857,074	–	–	3,857,074
Gas Utilities	3,684,293	–	–	3,684,293
Health Care Equipment & Supplies	11,867,903	–	–	11,867,903
Health Care Providers & Services	6,307,830	–	–	6,307,830
Health Care Technology	4,706,983	–	–	4,706,983
Hotels, Restaurants & Leisure	4,859,808	–	–	4,859,808
Household Durables	3,958,700	–	–	3,958,700
Household Products	754,678	–	–	754,678
Independent Power and Renewable Electricity Producers	1,162,564	–	–	1,162,564
Industrial Conglomerates	133,006	–	–	133,006
Insurance	6,832,061	–	–	6,832,061
Interactive Media & Services	810,040	–	–	810,040
Internet & Direct Marketing Retail	1,062,024	–	–	1,062,024
IT Services	5,930,610	–	–	5,930,610
Leisure Products	1,083,713	–	–	1,083,713
Life Sciences Tools & Services	2,820,405	–	–	2,820,405
Machinery	9,114,124	–	–	9,114,124
Marine	328,703	–	–	328,703
Media	1,870,475	–	–	1,870,475
Metals & Mining	2,667,796	–	–	2,667,796
Mortgage Real Estate Investment Trusts (REITs)	1,851,992	–	–	1,851,992
Multiline Retail	183,302	–	–	183,302
Multi-Utilities	1,851,447	–	–	1,851,447
Oil, Gas & Consumable Fuels	3,223,499	–	–	3,223,499
Paper & Forest Products	1,001,793	–	–	1,001,793
Personal Products	841,897	–	–	841,897
Pharmaceuticals	4,993,854	–	–	4,993,854
Professional Services	3,855,370	–	–	3,855,370
Real Estate Management & Development	1,558,589	–	–	1,558,589
Road & Rail	1,328,533	–	–	1,328,533
Semiconductors & Semiconductor Equipment	8,388,977	–	–	8,388,977
Software	13,179,464	–	–	13,179,464
Specialty Retail	4,338,670	–	–	4,338,670
Technology Hardware, Storage & Peripherals	409,892	–	–	409,892
Textiles, Apparel & Luxury Goods	1,906,022	–	–	1,906,022
Thrifts & Mortgage Finance	4,604,336	–	–	4,604,336
Tobacco	419,760	–	–	419,760
Trading Companies & Distributors	3,005,748	–	–	3,005,748
Water Utilities	1,682,833	–	–	1,682,833
Wireless Telecommunication Services	554,017	–	–	554,017
Total Common Stocks	$255,502,709	$–	$–	$255,502,709
Futures Contracts	80,780	–	–	80,780
Repurchase Agreements	–	27,622,617	–	27,622,617
Rights
Biotechnology	–	199	–	199
Chemicals	–	1,709	–	1,709
Pharmaceuticals	–	–	–	–
Total Rights	$–	$1,908	$–	$1,908
Total	$255,583,489	$27,624,525	$–	$283,208,014

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended March 31, 2020, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Small Cap Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$ 80,780
Total		$ 80,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund

Common Stocks 98.2%
	Shares	Value

Aerospace & Defense 0.9%
Arconic, Inc.	152,900	$2,455,574
Textron, Inc.	146,062	3,895,473

		6,351,047

Air Freight & Logistics 1.5%
CH Robinson Worldwide, Inc.	40,300	2,667,860
Expeditors International of Washington, Inc.	102,033	6,807,642
XPO Logistics, Inc. *	17,300	843,375

		10,318,877

Airlines 0.3%
United Airlines Holdings, Inc. *	74,500	2,350,475

Auto Components 0.3%
Goodyear Tire & Rubber Co. (The)	401,245	2,335,246

Automobiles 1.8%
Ford Motor Co.	1,617,397	7,812,027
General Motors Co.	236,100	4,906,158

		12,718,185

Banks 1.0%
Cullen/Frost Bankers, Inc.	18,106	1,010,134
M&T Bank Corp.	58,313	6,031,314
Texas Capital Bancshares, Inc. *	8,185	181,461

		7,222,909

Beverages 2.4%
Coca-Cola Co. (The)	378,580	16,752,165

Biotechnology 6.7%
AbbVie, Inc.	117,292	8,936,477
Biogen, Inc. *	46,220	14,623,084
Bluebird Bio, Inc. *	14,626	672,211
Gilead Sciences, Inc.	207,821	15,536,698
Incyte Corp. *	67,721	4,959,209
United Therapeutics Corp. *	25,747	2,441,459

		47,169,138

Building Products 0.4%
Lennox International, Inc.	10,400	1,890,616
Resideo Technologies, Inc. *	167,542	810,903

		2,701,519

Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	83,369	2,807,868
Charles Schwab Corp. (The)	194,232	6,530,080
Northern Trust Corp.	110,900	8,368,514
Raymond James Financial, Inc.	64,010	4,045,432
State Street Corp.	122,923	6,548,108

		28,300,002

Chemicals 3.1%
Ashland Global Holdings, Inc.	19,218	962,245
Celanese Corp.	47,700	3,500,703
Chemours Co. (The)	47,755	423,587
Corteva, Inc.	189,921	4,463,143
Dow, Inc.	167,415	4,895,215
Eastman Chemical Co.	39,600	1,844,568
Element Solutions, Inc. *	37,027	309,546
FMC Corp.	58,100	4,746,189
Huntsman Corp.	800	11,544

Common Stocks (continued)
	Shares	Value

Chemicals (continued)
WR Grace & Co.	24,100	$857,960

		22,014,700

Commercial Services & Supplies 0.3%
KAR Auction Services, Inc.	184,245	2,210,940

Communications Equipment 1.1%
Arista Networks, Inc. *	4,143	839,165
CommScope Holding Co., Inc. *	53,558	487,913
Juniper Networks, Inc.	320,300	6,130,542

		7,457,620

Consumer Finance 1.0%
Capital One Financial Corp.	87,172	4,395,212
Synchrony Financial	156,638	2,520,306

		6,915,518

Containers & Packaging 0.5%
O-I Glass, Inc.	125,451	891,957
Sealed Air Corp.	95,347	2,356,024

		3,247,981

Diversified Consumer Services 0.0%†
frontdoor, Inc. *	7,346	255,494

Electric Utilities 2.0%
FirstEnergy Corp.	169,953	6,810,017
NRG Energy, Inc.	153,600	4,187,136
Pinnacle West Capital Corp.	45,400	3,440,866

		14,438,019

Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc. *	38,428	1,993,260

Energy Equipment & Services 0.7%
TechnipFMC plc	753,660	5,079,668

Entertainment 2.6%
Electronic Arts, Inc. *	100,459	10,062,978
Live Nation Entertainment, Inc. *	45,400	2,063,884
Madison Square Garden Co. (The), Class A *	2,181	461,085
Take-Two Interactive Software, Inc. *	48,600	5,764,446

		18,352,393

Equity Real Estate Investment Trusts (REITs) 2.2%
American Campus Communities, Inc.	59,091	1,639,775
American Homes 4 Rent, Class A	98,305	2,280,676
Camden Property Trust	30,118	2,386,550
Equity LifeStyle Properties, Inc.	9,457	543,588
Gaming and Leisure Properties, Inc.	140,384	3,890,041
Invitation Homes, Inc.	31,069	663,945
National Health Investors, Inc.	21,580	1,068,642
SBA Communications Corp.	922	248,912
SITE Centers Corp.	29,841	155,472
Spirit Realty Capital, Inc.	105,260	2,752,549

		15,630,150

Food & Staples Retailing 1.0%
Kroger Co. (The)	229,200	6,903,504

Food Products 2.1%
Archer-Daniels-Midland Co.	274,800	9,667,464
Hershey Co. (The)	37,015	4,904,487

		14,571,951

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

Health Care Equipment & Supplies 2.1%
Align Technology, Inc. *	40,228	$6,997,660
Hologic, Inc. *	204,238	7,168,754
ICU Medical, Inc. *	3,256	656,963

		14,823,377

Health Care Providers & Services 7.6%
AmerisourceBergen Corp.	92,800	8,212,800
Anthem, Inc.	56,356	12,795,066
Cardinal Health, Inc.	145,800	6,989,652
Humana, Inc.	44,900	14,099,498
McKesson Corp.	78,328	10,594,646
MEDNAX, Inc. *	67,277	783,104

		53,474,766

Health Care Technology 0.2%
Change Healthcare, Inc. *	155,522	1,553,665

Hotels, Restaurants & Leisure 4.7%
Chipotle Mexican Grill, Inc. *	2,849	1,864,386
Domino’s Pizza, Inc.	23,700	7,680,459
Hilton Worldwide Holdings, Inc.	106,400	7,260,736
Starbucks Corp.	204,100	13,417,534
Yum! Brands, Inc.	48,200	3,303,146

		33,526,261

Household Products 0.0%†
Kimberly-Clark Corp.	1,200	153,444

Insurance 2.9%
Allstate Corp. (The)	134,706	12,356,581
Brighthouse Financial, Inc. *	64,639	1,562,325
Hanover Insurance Group, Inc. (The)	16,437	1,488,864
Mercury General Corp.	11,429	465,389
Reinsurance Group of America, Inc.	57,930	4,874,230

		20,747,389

Interactive Media & Services 4.7%
Alphabet, Inc., Class C *	28,365	32,983,106

Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc. *	15,858	30,918,660
Expedia Group, Inc.	71,046	3,997,758

		34,916,418

IT Services 4.0%
Gartner, Inc. *	2,952	293,931
Mastercard, Inc., Class A	74,239	17,933,173
VeriSign, Inc. *	55,457	9,987,251

		28,214,355

Machinery 0.5%
AGCO Corp.	35,889	1,695,755
Cummins, Inc.	14,206	1,922,356

		3,618,111

Media 2.2%
Altice USA, Inc., Class A *	71,340	1,590,168
Charter Communications, Inc., Class A *	7,873	3,435,069
John Wiley & Sons, Inc., Class A	55,509	2,081,032
Liberty Media Corp-Liberty SiriusXM, Class A *	53,820	1,705,556
Omnicom Group, Inc.	123,810	6,797,169

		15,608,994

Common Stocks (continued)
	Shares	Value

Metals & Mining 0.2%
Alcoa Corp. *	217,145	$1,337,613

Oil, Gas & Consumable Fuels 3.7%
Continental Resources, Inc.	97,651	746,054
EOG Resources, Inc.	205,590	7,384,793
HollyFrontier Corp.	56,800	1,392,168
Marathon Oil Corp.	393,848	1,295,760
Murphy Oil Corp.	68,806	421,781
Phillips 66	150,244	8,060,590
Pioneer Natural Resources Co.	95,810	6,721,071
Valero Energy Corp.	2,400	108,864

		26,131,081

Pharmaceuticals 2.1%
Eli Lilly & Co.	41,136	5,706,386
Merck & Co., Inc.	53,306	4,101,363
Mylan NV *	364,201	5,430,237

		15,237,986

Professional Services 0.3%
TriNet Group, Inc. *	57,473	2,164,433

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A *	201,980	7,616,666

Road & Rail 0.4%
Landstar System, Inc.	24,925	2,389,311
Lyft, Inc., Class A *	14,438	387,660

		2,776,971

Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc. *	13,070	857,784
Micron Technology, Inc. *	239,283	10,064,243
Qorvo, Inc. *	42,700	3,442,901
QUALCOMM, Inc.	111,790	7,562,594

		21,927,522

Software 9.8%
Autodesk, Inc. *	13,685	2,136,228
Ceridian HCM Holding, Inc. *	16,862	844,280
Citrix Systems, Inc.	76,485	10,826,452
Dropbox, Inc., Class A *	108,668	1,966,891
Fortinet, Inc. *	80,100	8,103,717
Microsoft Corp.	270,823	42,711,495
New Relic, Inc. *	24,200	1,119,008
Nuance Communications, Inc. *	36,184	607,168
Nutanix, Inc., Class A *	14,305	226,019
Teradata Corp. *	45,004	922,132

		69,463,390

Specialty Retail 0.9%
Best Buy Co., Inc.	115,505	6,583,785

Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	82,333	20,936,459
Dell Technologies, Inc., Class C *	81,393	3,219,093
Hewlett Packard Enterprise Co.	535,400	5,198,734
HP, Inc.	240,932	4,182,580
NCR Corp. *	16,943	299,891
NetApp, Inc.	121,896	5,081,844
Pure Storage, Inc., Class A *	37,525	461,557
Western Digital Corp.	160,764	6,690,998

		46,071,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Common Stocks (continued)
	Shares	Value

Trading Companies & Distributors 0.1%
WESCO International, Inc. *	35,496	$811,084

Total Investments (cost $809,412,539) — 98.2%		695,032,334

Other assets in excess of liabilities — 1.8%		12,716,065

NET ASSETS — 100.0%		$707,748,399

*	Denotes a non-income producing security.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

OTC Total return swap contracts outstanding as of March 31, 2020 :

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
AECOM	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	8,348	9,183	9,183
AGCO Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	42,807	44,947	44,947
Agilent Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	3,350	278	278
AGNC Investment Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	279,700	674,077	674,077
Amazon.com, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	160	7,939	7,939
American Homes 4 Rent	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	107,136	7,500	7,500
AmerisourceBergen Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	12,330	82,858	82,858
Amphenol Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	42,880	48,883	48,883
Annaly Capital Management, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	637,574	516,434	516,434
Antero Resources Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	1,168,453	136,943	136,943
Arista Networks, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	14,740	165,972	165,972

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Arrow Electronics, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	62,833	103,046	103,046
Bank of New York Mellon Corp. (The)	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	241,400	275,196	275,196
Berry Global Group, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	100,897	64,574	64,574
Cable One, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	3,357	592,980	592,980
Cabot Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	21,207	22,904	22,904
CarMax, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	56,190	286,569	286,569
Centennial Resource Development, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	21,694	2,126	2,126
Cirrus Logic, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	40,171	149,034	149,034
Cognex Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	38,653	41,745	41,745
Constellation Brands, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	21,777	33,101	33,101
Copart, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	48,030	85,493	85,493
Corteva, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	45,508	13,197	13,197

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Dell Technologies, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	11,784	9,427	9,427
Dow, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	65,739	44,703	44,703
Dropbox, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	256,054	89,619	89,619
Electronic Arts, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	1,100	5,280	5,280
Element Solutions, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	136,595	46,442	46,442
Eli Lilly & Co.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	75,033	345,902	345,902
EMCOR Group, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	47,062	162,835	162,835
Energizer Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	72,300	63,624	63,624
Envestnet, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	27,027	86,486	86,486
Equity LifeStyle Properties, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	29,235	30,185	30,185
Everest Re Group Ltd.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	10	31	31

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Expeditors International of Washington, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	24,900	40,089	40,089
FMC Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	1,500	8,265	8,265
Gap, Inc. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	223,200	167,400	167,400
Global Blood Therapeutics, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	5,671	170	170
Hanesbrands, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	325,342	104,109	104,109
HealthEquity, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	17,798	23,493	23,493
Hershey Co. (The)	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	4,064	6,746	6,746
HollyFrontier Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	25,580	6,651	6,651
HP, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	262,184	177,289	177,289
Humana, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	98	1,722	1,722
ICU Medical, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	10,713	151,053	151,053
IHS Markit Ltd.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	58,075	49,098	49,098

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Incyte Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	33,594	143,446	143,446
Invesco Ltd.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	329,736	95,623	95,623
Invitation Homes, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	128,178	71,780	71,780
Jabil, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	11,644	8,500	8,500
KAR Auction Services, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	4,016	1,566	1,566
Keurig Dr Pepper, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	126,943	13,964	13,964
Kimberly-Clark Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	98,531	399,050	399,050
KKR & Co., Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	178,829	194,924	194,924
Kroger Co. (The)	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	119,709	118,512	118,512
L3Harris Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	20,153	98,347	98,347
Landstar System, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	9,993	32,677	32,677
Leggett & Platt, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	105,348	91,653	91,653

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Liberty Media Corp- Liberty SiriusXM	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	15,327	12,108	12,108
LPL Financial Holdings, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	22,312	33,914	33,914
Marriott Vacations Worldwide Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	16,412	79,762	79,762
Mercury General Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	43,757	97,141	97,141
MFA Financial, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	343,202	106,393	106,393
Microchip Technology, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	58,162	23,265	23,265
Microsoft Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	3,783	30,302	30,302
Molina Healthcare, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	19,800	89,892	89,892
Murphy Oil Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	19,943	6,781	6,781
Mylan NV	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	63,450	1,904	1,904
NetApp, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	48,020	70,109	70,109
New Residential Investment Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	545,478	850,517	850,517

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Northern Trust Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	14,400	31,392	31,392
Nuance Communications, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	115,593	82,071	82,071
O-I Glass, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	195,029	95,564	95,564
Patterson-UTI Energy, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	132,593	3,912	3,912
People’s United Financial, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	31,562	16,728	16,728
Portland General Electric Co.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	42,399	3,180	3,180
Post Holdings, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	13,953	86,648	86,648
Raymond James Financial, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	2,500	4,800	4,800
Reinsurance Group of America, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	23,847	126,151	126,151
RingCentral, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	3,877	98,538	98,538
Scotts Miracle-Gro Co. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	25,376	3,299	3,299
Service Properties Trust	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	162,306	105,570	105,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
ServiceMaster Global Holdings, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	47,229	7,557	7,557
STAG Industrial, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	61,793	1,236	1,236
Take-Two Interactive Software, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	12,670	87,550	87,550
Teladoc Health, Inc.	Increases in total return of reference entity	OBFR - 0.80% to 0.81% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	21,337	195,234	195,234
Teradata Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	144,524	11,562	11,562
Thor Industries, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	52,400	33,536	33,536
Trade Desk, Inc. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	2,300	15,387	15,387
Truist Financial Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	79,403	192,949	192,949
Twilio, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	10,784	76,998	76,998
Two Harbors Investment Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	312,349	253,003	253,003
United Therapeutics Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	36,414	127,631	127,631
Valero Energy Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	157,400	50,368	50,368

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
VeriSign, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	5,300	32,754	32,754
Virtu Financial, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	115,561	205,699	205,699
Voya Financial, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	48,983	42,615	42,615
Zebra Technologies Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	7,740	7,508	7,508

							9,657,168	9,657,168

ABIOMED, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	10,362	(12,907)	(12,907)
ACADIA Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	32,160	(109,987)	(109,987)
Alteryx, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	23,500	(43,005)	(43,005)
Altice USA, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	20,171	(3,026)	(3,026)
Amcor plc	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	440,051	(140,816)	(140,816)
ANSYS, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	15,719	(148,545)	(148,545)
Arconic, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	66,260	(41,081)	(41,081)
Arrowhead Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	11,320	(7,358)	(7,358)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Ashland Global Holdings, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	81,624	(35,915)	(35,915)
Bio-Rad Laboratories, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	12,786	(359,926)	(359,926)
Bio-Techne Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	21,740	(113,700)	(113,700)
Black Knight, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	30,244	(30,849)	(30,849)
Brighthouse Financial, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	94,066	(104,413)	(104,413)
Carvana Co.	Increases in total return of reference entity	OBFR - 0.25% to 0.45% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	10,824	(65,485)	(65,485)
Catalent, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	45,073	(136,571)	(136,571)
Centene Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	63,253	(272,620)	(272,620)
Charter Communications, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	1,682	(5,702)	(5,702)
Conagra Brands, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	157,900	(224,218)	(224,218)
Cousins Properties, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	136,806	(164,167)	(164,167)
Diamondback Energy, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	44,281	(103,175)	(103,175)
Equitable Holdings, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	2,772	(1,164)	(1,164)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Equity Commonwealth	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	50,865	(9,664)	(9,664)
Exact Sciences Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	7,895	(789)	(789)
Expedia Group, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	4,705	(17,691)	(17,691)
F5 Networks, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	39,178	(163,372)	(163,372)
Fidelity National Information Services, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	29,227	(45,010)	(45,010)
FireEye, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	220,300	(94,729)	(94,729)
Fiserv, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	41,900	(43,576)	(43,576)
Fluor Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	17,356	(1,058)	(1,058)
Ford Motor Co.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	194,706	(70,094)	(70,094)
frontdoor, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	17,300	(13,494)	(13,494)
General Motors Co.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	215,193	(129,116)	(129,116)
Gentex Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	159,589	(7,123)	(7,123)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Goodyear Tire & Rubber Co. (The)	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	112,087	(56,043)	(56,043)
Guardant Health, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	11,219	(20,306)	(20,306)
Hanover Insurance Group, Inc. (The)	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	8,048	(4,507)	(4,507)
Harley-Davidson, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	183,349	(209,137)	(209,137)
Ingersoll Rand, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	36,075	(78,283)	(78,283)
John Wiley & Sons, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	6,203	(682)	(682)
Kemper Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	13,118	(8,646)	(8,646)
Keysight Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	43,100	(232,740)	(232,740)
KLA Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	24,766	(37,149)	(37,149)
Knight-Swift Transportation Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	77,649	(64,449)	(64,449)
Lennox International, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	15,150	(41,510)	(41,510)
Linde plc	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	24,600	(139,236)	(139,236)
Littelfuse, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	3,554	(28,681)	(28,681)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
M&T Bank Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	5,000	(19,300)	(19,300)
Macquarie Infrastructure Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	71,202	(41,583)	(41,583)
Madison Square Garden Co. (The)	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	23,469	(590,715)	(590,715)
ManpowerGroup, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	53,909	(539)	(539)
MEDNAX, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	23,230	(6,737)	(6,737)
MercadoLibre, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	3,410	(58,481)	(58,481)
Mercury Systems, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	32,232	(113,134)	(113,134)
Micron Technology, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	29,310	(41,620)	(41,620)
Momenta Pharmaceuticals, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	32,845	(16,751)	(16,751)
MongoDB, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	11,600	(51,388)	(51,388)
NCR Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	119,198	(66,751)	(66,751)
Noble Energy, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	231,751	(157,591)	(157,591)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Nutanix, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	20,200	(22,826)	(22,826)
Ollie’s Bargain Outlet Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% to 0.45% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	44,444	(119,999)	(119,999)
Omega Healthcare Investors, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	54,691	(22,948)	(22,948)
Pentair plc	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	176,053	(29,929)	(29,929)
Performance Food Group Co.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	41,458	(42,702)	(42,702)
Pinnacle West Capital Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	2,600	(4,784)	(4,784)
PPG Industries, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	46,136	(64,590)	(64,590)
Pure Storage, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	104,901	(40,911)	(40,911)
Q2 Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	34,258	(5,139)	(5,139)
Repligen Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	23,100	(92,169)	(92,169)
Resideo Technologies, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	126,088	(71,870)	(71,870)
Roku, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	5,800	(174)	(174)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Roper Technologies, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	1/29/2021	3,866	(23,273)	(23,273)
Sarepta Therapeutics, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	11/30/2020	1,800	(6,084)	(6,084)
Science Applications International Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	54,192	(153,905)	(153,905)
Seattle Genetics, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	15,670	(95,744)	(95,744)
SITE Centers Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	216,282	(52,148)	(52,148)
Spirit Realty Capital, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	34,562	(25,749)	(25,749)
SS&C Technologies Holdings, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	76,898	(109,964)	(109,964)
Stericycle, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	77,202	(507,217)	(507,217)
Synchrony Financial	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	271,731	(274,448)	(274,448)
Sysco Corp.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	147,232	(709,658)	(709,658)
TechnipFMC plc	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	93,082	(22,339)	(22,339)
Tesla, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	6,268	(60,424)	(60,424)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
Texas Capital Bancshares, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	36,344	(20,353)	(20,353)
Thermo Fisher Scientific, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	14,855	(140,825)	(140,825)
Toro Co. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	55,410	(126,335)	(126,335)
Travelers Cos., Inc. (The)	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	102,189	(61,313)	(61,313)
TriNet Group, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	8,190	(7,699)	(7,699)
Ubiquiti, Inc.	Increases in total return of reference entity	OBFR - 0.25 to 1.55% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	3/31/2021	12,261	(99,805)	(99,805)
ViacomCBS, Inc.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	272,013	(367,385)	(367,385)
Walt Disney Co. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	35,464	(7,093)	(7,093)
WEC Energy Group, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	2/26/2021	56,438	(53,052)	(53,052)
WESCO International, Inc.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	4/30/2021	86,052	(9,466)	(9,466)
Westinghouse Air Brake Technologies Corp.	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	1,032	(568)	(568)
Williams Cos., Inc. (The)	Increases in total return of reference entity	OBFR - 0.25% and decreases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	5/28/2021	259,952	(92,114)	(92,114)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Quantity	Unrealized Appreciation (Depreciation) ($)	Value ($)
WR Grace & Co.	1 month USD LIBOR + 0.30% and decreases in total return of reference entity	Increases in total return of reference entity	Monthly	JPMorgan Chase Bank NA	12/31/2020	59,993	(157,782)	(157,782)

							(8,509,089)	(8,509,089)

							1,148,079	1,148,079

Financing Costs of Swap Contracts							(8,690)	(8,690)

Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts							1,139,389	1,139,389

LIBOR	London Interbank Offered Rate
OBFR	Overnight Bank Funding Rate

At March 31, 2020, the Fund has $83,238 segregated as collateral for swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$695,032,334	$–	$–	$695,032,334
Swap Contracts	–	212,983,590	–	212,983,590
Total Assets	$695,032,334	$212,983,590	$–	$908,015,924
Liabilities:
Swap Contracts	–	(209,183,974)	–	(209,183,974)
Total Liabilities	$–	$(209,183,974)	$–	$(209,183,974)
Total	$695,032,334	$3,799,616	$–	$698,831,950

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT U.S. 130/30 Equity Fund (Continued)

Total Return Swaps. The Fund enters into swaps to take long and short positions in equities as part of its investment strategy. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2020:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2020

Assets:		Fair Value
Swap Contracts
Equity risk	Swap contracts, at value	$9,657,168
Total		$9,657,168

Liabilities:
Swap Contracts
Equity risk	Swap contracts, at value	$(8,509,089)
Total		$(8,509,089)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2020 (Unaudited)

NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund)

Common Stocks 98.8%
	Shares	Value

ARGENTINA 2.9%
Internet & Direct Marketing Retail 1.8%
MercadoLibre, Inc. *	15,660	$7,651,163

Software 1.1%
Globant SA *	54,925	4,826,809

		12,477,972

CANADA 0.3%
Biotechnology 0.3%
Zymeworks, Inc. *	32,976	1,169,659

CHINA 0.9%
Biotechnology 0.9%
Zai Lab Ltd., ADR *(a)	76,324	3,929,160

INDIA 1.1%
IT Services 1.1%
WNS Holdings Ltd., ADR *(a)	115,582	4,967,714

SWITZERLAND 0.5%
Biotechnology 0.5%
CRISPR Therapeutics AG *	48,502	2,056,970

UNITED KINGDOM 1.8%
Professional Services 1.8%
Clarivate Analytics plc *	378,601	7,855,971

UNITED STATES 91.3%
Aerospace & Defense 3.9%
HEICO Corp.	53,100	3,961,791
Mercury Systems, Inc. *(a)	105,589	7,532,719
Teledyne Technologies, Inc. *	17,525	5,209,657

		16,704,167

Biotechnology 5.9%
Deciphera Pharmaceuticals, Inc. *	53,173	2,189,132
Exact Sciences Corp. *(a)	139,289	8,078,761
Immunomedics, Inc. *(a)	195,999	2,642,067
Natera, Inc. *	93,775	2,800,122
Sarepta Therapeutics, Inc. *	38,024	3,719,508
Turning Point Therapeutics, Inc. *(a)	62,585	2,795,046
Twist Bioscience Corp. *(a)	105,043	3,212,215

		25,436,851

Building Products 1.3%
Trex Co., Inc. *(a)	68,875	5,519,643

Commercial Services & Supplies 7.3%
Casella Waste Systems, Inc., Class A *	198,493	7,753,137
IAA, Inc. *	167,920	5,030,883
MSA Safety, Inc. (a)	49,665	5,026,098
Tetra Tech, Inc.	105,057	7,419,125
Waste Connections, Inc.	83,744	6,490,160

		31,719,403

Communications Equipment 1.2%
Motorola Solutions, Inc.	40,352	5,363,588

Construction & Engineering 1.1%
WillScot Corp. *(a)	455,998	4,619,260

Diversified Consumer Services 1.6%
Bright Horizons Family Solutions, Inc. *	69,149	7,053,198

Electronic Equipment, Instruments & Components 1.3%
Novanta, Inc. *	71,737	5,730,352

Entertainment 1.3%
Take-Two Interactive Software, Inc. *	48,274	5,725,779

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Equity Real Estate Investment Trusts (REITs) 1.8%
QTS Realty Trust, Inc., Class A	133,541	$7,746,713

Food & Staples Retailing 0.7%
US Foods Holding Corp. *	160,599	2,844,208

Food Products 1.5%
Lamb Weston Holdings, Inc.	112,704	6,435,398

Health Care Equipment & Supplies 11.3%
Align Technology, Inc. *	17,500	3,044,125
DexCom, Inc. *	53,888	14,510,421
Haemonetics Corp. *	61,816	6,160,583
ICU Medical, Inc. *	37,543	7,575,051
Insulet Corp. *	45,088	7,470,180
iRhythm Technologies, Inc. *(a)	86,086	7,003,096
Shockwave Medical, Inc. *(a)	99,500	3,301,410

		49,064,866

Health Care Providers & Services 3.1%
Amedisys, Inc. *	39,573	7,263,229
HealthEquity, Inc. *(a)	125,892	6,368,876

		13,632,105

Health Care Technology 1.9%
Veeva Systems, Inc., Class A *	51,908	8,116,854

Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc. *	12,667	8,289,284
Domino’s Pizza, Inc.	22,080	7,155,466
Vail Resorts, Inc. (a)	21,546	3,182,560

		18,627,310

Industrial Conglomerates 1.4%
Carlisle Cos., Inc.	49,075	6,148,116

Interactive Media & Services 1.4%
Match Group, Inc. *(a)	88,648	5,854,314

Internet & Direct Marketing Retail 2.0%
Chewy, Inc., Class A *(a)	139,086	5,214,334
Etsy, Inc. *	86,088	3,309,223

		8,523,557

IT Services 15.5%
Black Knight, Inc. *	162,980	9,462,619
Booz Allen Hamilton Holding Corp.	145,572	9,992,062
Broadridge Financial Solutions, Inc.	58,600	5,557,038
EPAM Systems, Inc. *	47,351	8,791,187
Euronet Worldwide, Inc. *	48,979	4,198,480
MongoDB, Inc. *(a)	57,260	7,818,280
Okta, Inc. *(a)	59,217	7,239,870
Square, Inc., Class A *	60,000	3,142,800
Twilio, Inc., Class A *	70,803	6,336,160
WEX, Inc. *	45,579	4,765,284

		67,303,780

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A *	18,826	6,599,643

Machinery 0.4%
Woodward, Inc. (a)	31,242	1,857,024

Pharmaceuticals 2.7%
Catalent, Inc. *	135,897	7,059,849
Elanco Animal Health, Inc. *	215,600	4,827,284

		11,887,133

Road & Rail 1.1%
Saia, Inc. *(a)	65,582	4,822,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund) (Continued)

Common Stocks (continued)
	Shares	Value

UNITED STATES (continued)
Semiconductors & Semiconductor Equipment 3.3%
Lattice Semiconductor Corp. *	267,866	$4,773,372
MKS Instruments, Inc. (a)	63,283	5,154,400
Universal Display Corp.	32,800	4,322,384

		14,250,156

Software 8.1%
Avalara, Inc. *	99,486	7,421,655
Elastic NV *	98,706	5,508,782
Envestnet, Inc. *	80,952	4,353,599
Fair Isaac Corp. *	21,072	6,483,644
Five9, Inc. *	59,311	4,534,919
Zendesk, Inc. *(a)	108,213	6,926,714

		35,229,313

Specialty Retail 2.3%
Burlington Stores, Inc. *	44,515	7,053,847
Carvana Co. *(a)	51,354	2,829,092

		9,882,939

Technology Hardware, Storage & Peripherals 0.9%
NCR Corp. *	209,081	3,700,734

Trading Companies & Distributors 1.2%
SiteOne Landscape Supply, Inc. *(a)	68,243	5,024,050

		395,423,354

Total Common Stocks (cost $413,615,822)		427,880,800

Repurchase Agreements 2.8%
	Principal Amount	Value

Bank of America NA, 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $1,143,308, collateralized by U.S. Government Agency Securities, 3.50%, maturing 1/20/2047; total market value $1,166,173.(b)	$1,143,307	1,143,307

Nomura Securities International, Inc., 0.01%, dated 3/31/2020, due 4/1/2020, repurchase price $2,000,001, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.88%, maturing 1/15/2022 - 5/15/2045; total market value $2,040,000.(b)	2,000,000	2,000,000

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $5,000,020, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $5,100,001.(b)	5,000,000	5,000,000

Repurchase Agreements (continued)
	Principal Amount	Value

Pershing LLC, 0.14%, dated 3/31/2020, due 4/1/2020, repurchase price $4,000,016, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 10.50%, maturing 4/2/2020 - 12/20/2069; total market value $4,080,001.(b)	$4,000,000	$4,000,000

Total Repurchase Agreements (cost $12,143,307)		12,143,307

Total Investments (cost $425,759,129) — 101.6%		440,024,107

Liabilities in excess of other assets — (1.6)%		(7,019,413)

NET ASSETS — 100.0%		$433,004,694

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $69,125,956, which was collateralized by cash used to purchase repurchase agreements with a total value of $12,143,307 and by $61,554,341 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 4/9/2020 – 11/15/2049, a total value of $73,697,648.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2020 was $12,143,307.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2020 (Unaudited)

NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund) (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 — Quoted prices in active markets for identical assets

• Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$427,880,800	$–	$–	$427,880,800
Repurchase Agreements	–	12,143,307	–	12,143,307
Total	$427,880,800	$12,143,307	$–	$440,024,107

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.